UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05583

Franklin Templeton Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: 12/31

Date of reporting period: 06/30/10

Item 1.	Reports to Stockholders.

JUNE 30, 2010

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

SEMIANNUAL REPORT

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST SEMIANNUAL REPORT

*Not part of the semiannual report

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

MASTER CLASS – 2

IMPORTANT NOTES TO PERFORMANCE INFORMATION

Performance data is historical and cannot predict or guarantee future results. Principal value and investment return will fluctuate with market conditions, and you may have a gain or loss when you withdraw your money. Inception dates of the funds may have preceded the effective dates of the subaccounts, contracts, or their availability in all states.

When reviewing the index comparisons, please keep in mind that indexes have a number of inherent performance differentials over the funds. First, unlike the funds, which must hold a minimum amount of cash to maintain liquidity, indexes do not have a cash component. Second, the funds are actively managed and, thus, are subject to management fees to cover salaries of securities analysts or portfolio managers in addition to other expenses. Indexes are unmanaged and do not include any commissions or other expenses typically associated with investing in securities. Third, indexes often contain a different mix of securities than the fund to which they are compared. Additionally, please remember that indexes are simply a measure of performance and cannot be invested in directly.

i

FRANKLIN FLEX CAP GROWTH SECURITIES FUND

This semiannual report for Franklin Flex Cap Growth Securities Fund covers the period ended June 30, 2010.

Performance Summary as of 6/30/10

Franklin Flex Cap Growth Securities Fund – Class 2 had a -7.41% total return for the six-month period ended 6/30/10.

Performance reflects the Fund’s Class 2 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin Flex Cap Growth Securities Fund – Class 2

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

FFC-1

Fund Goal and Main Investments: Franklin Flex Cap Growth Securities Fund seeks capital appreciation. The Fund normally invests predominantly in equity securities of companies that the manager believes have the potential for capital appreciation.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund performed comparably with its benchmarks, the Russell 1000® Growth Index, which had a -7.65% total return, and the Russell 3000® Growth Index, which had a -7.25% total return for the same period.1

Economic and Market Overview

During the six-month period ended June 30, 2010, the U.S. economy showed some positive signs as manufacturing and exports generally improved and consumer spending increased. In 2010’s first and second quarters, U.S. gross domestic product growth rose at annualized rates of 3.7% and an estimated 2.4%. Corporate profits largely surpassed consensus estimates during the period, and businesses began restocking inventories depleted during the recession. However, challenges remained as mixed economic data, elevated debt concerns surrounding the U.S. budget deficit and a lack of job prospects for the unemployed hindered the economy’s advance. During much of the period, home prices rose in most regions due to low interest rates, a first-time homebuyer tax credit program, and prices dipping to levels that lured buyers. Later in the period, home sales stalled as the homebuyer tax credit program ended, and the housing sector overall remained weak as the pace of home sales and housing starts failed to gain traction.

As signs emerged of a demand-led recovery in the period’s first half, oil prices rose from $79 per barrel at the end of December 2009 to a period high of nearly $87 in early April. When mixed economic data began to indicate a slow recovery, oil prices drifted down as low as $66 in late May and ended the period at $76. The June 2010 inflation rate was an annualized 1.1%.2 Core inflation, which excludes food and energy costs, rose at a 0.9% annualized rate.2

1. Source: © 2010 Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Source: Bureau of Labor Statistics.

Fund Risks: The Fund’s investments in stocks may offer the potential for long-term gains but can be subject to short-term price fluctuations. Smaller and midsize company securities can increase the risk of greater price fluctuations, particularly over the short term. Smaller, newer or unseasoned companies can also be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Foreign investing, especially in emerging markets, involves additional risks, including currency fluctuations, economic instability, market volatility, and political and social instability. The Fund may from time to time have significant investments in particular sectors such as technology, which can be highly volatile. The Fund’s prospectus also includes a description of the main investment risks.

FFC-2

Given few inflationary pressures and uncertainty surrounding the economic recovery, the Federal Open Market Committee announced it intended to hold the federal funds target rate in the 0% to 0.25% range “for an extended period” as it laid the groundwork for an eventual tightening of monetary policy. As some economic data improved in early 2010, the Federal Reserve Board began withdrawing some of the extraordinary support policies it had provided in response to the 2008 financial crisis. During the reporting period, despite a lack of significant job gains, the unemployment rate dropped from 10.0% in December 2009 to 9.5% at period-end.2

As investor confidence rose amid encouraging economic data early in the period, equity markets generally rallied, though the advance was uneven. However, as the period progressed, concerns about many European countries’ creditworthiness and lingering doubts about the U.S. economic recovery contributed to significant equity market volatility and, ultimately, falling equity prices as many investors sought the relative safety of U.S. Treasury securities. For the six months under review, the blue chip stocks of the Dow Jones Industrial Average had a -5.00% total return, while the broader Standard & Poor’s 500 Index (S&P 500) posted a total return of -6.65% and the technology-heavy NASDAQ Composite Index had a -6.63% return.1 All major industry groups declined during the period, with the weakest performance from the materials, energy and information technology sectors.

Investment Strategy

We use fundamental, bottom-up research to seek companies meeting our criteria of growth potential, quality and valuation. In seeking sustainable growth characteristics, we look for companies we believe can produce sustainable earnings and cash flow growth, evaluating the long-term market opportunity and competitive structure of an industry to target leaders and emerging leaders. We define quality companies as those with strong and improving competitive positions in attractive markets. We also believe important attributes of quality are experienced and talented management teams as well as financial strength reflected in the capital structure, gross and operating margins, free cash flow generation and returns on capital employed. Our valuation analysis includes a range of potential outcomes based on an assessment of multiple scenarios. In assessing value, we consider whether security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.

*Significant exposure to a single sector may result in greater volatility for the Fund than a more broadly diversified portfolio. There are specific risks to investing in technology company stocks, which can be subject to abrupt or erratic price movements and have been volatile, especially over the short term.

FFC-3

Manager’s Discussion

During the six months under review, stock selection in the information technology, energy and materials sectors contributed to the Fund’s performance relative to the Russell 3000 Growth Index.3 Information technology holding Sybase, an enterprise software and services company, made one of the largest contributions to relative results, as SAP announced its intention to acquire Sybase in May. In the energy sector, independent oil and gas company Concho Resources and drilling equipment and services provider Smith International helped relative Fund performance. Outside of these sectors, medical and pharmaceutical waste management company Stericycle and discount chain store retailer Dollar General were also contributors.

In contrast, stock selection in the consumer discretionary and financials sectors hindered the Fund’s relative performance during the reporting period.4 An underweighting in the consumer discretionary sector, where educational service company Apollo Group was a detractor, also hurt relative results. In the financials sector, investment bank Lazard and investment management firm BlackRock constrained relative Fund performance, and we exited our position in BlackRock by period-end. Additional significant detractors included wireless telecommunication equipment manufacturer QUALCOMM, consumer payment system operator MasterCard and health care technology company athenahealth.

Thank you for your participation in Franklin Flex Cap Growth Securities Fund. We look forward to serving your future investment needs.

3. The information technology sector comprises semiconductors and semiconductor equipment, software and services, and technology hardware and equipment in the SOI.

4. The consumer discretionary sector comprises automobiles and components, media, and retailing in the SOI. The financials sector comprises banks, diversified financials and insurance in the SOI.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Holdings

Franklin Flex Cap Growth Securities Fund 6/30/10

Company Sector/Industry	% of Total Net Assets
Apple Inc.	4.1%
Technology Hardware & Equipment
Cisco Systems Inc.	2.3%
Technology Hardware & Equipment
Hewlett-Packard Co.	2.0%
Technology Hardware & Equipment
Praxair Inc.	1.9%
Materials
Concho Resources Inc.	1.7%
Energy
Google Inc., A	1.6%
Software & Services
Express Scripts Inc.	1.6%
Health Care Equipment & Services
Johnson Controls Inc.	1.5%
Automobiles & Components
Xilinx Inc.	1.5%
Semiconductors & Semiconductor Equipment
American Tower Corp., A	1.5%
Telecommunication Services

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

FFC-4

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Franklin Flex Cap Growth Securities Fund – Class 2

FFC-5

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 2	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Fund-Level Expenses Incurred During Period* 1/1/10–6/30/10
Actual	$1,000	$925.90	$4.44
Hypothetical (5% return before expenses)	$1,000	$1,020.18	$4.66

*Expenses are calculated using the most recent six-month annualized expense ratio, net of expense waivers, for the Fund’s Class 2 shares (0.93%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

FFC-6

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Franklin Flex Cap Growth Securities Fund

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31,
Class 2		2009		2008	2007		2006		2005[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.93	$8.22		$12.72	$11.14		$10.59		$10.00

Income from investment operations[b]:
Net investment income (loss)[c]	(0.01)	(—)[d]		— [d]	0.04		0.02		0.03
Net realized and unrealized gains (losses)	(0.80)	2.71		(4.49)	1.55		0.53		0.57

Total from investment operations	(0.81)	2.71		(4.49)	1.59		0.55		0.60

Less distributions from net investment income	—	—		(0.01)	(0.01)		(—)[d]		(0.01)

Net asset value, end of period	$10.12	$10.93		$8.22	$12.72		$11.14		$10.59

Total return[e]	(7.41)%	32.97%		(35.31)%	14.32%		5.20%		5.99%
Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	1.17%	1.19%		1.21%	1.25%		1.32%		1.45%
Expenses net of waiver and payments by affiliates	0.93%	0.93%	[g]	0.93%	0.93%	[g]	0.93%	[g]	0.93%	[g]
Net investment income (loss)	(0.17)%	(0.01)%		0.04%	0.31%		0.19%		0.30%

Supplemental data
Net assets, end of period (000’s)	$191,008	$244,768		$195,425	$206,218		$60,520		$26,935
Portfolio turnover rate	36.17%	33.64%		32.76%	30.15%		67.01%		36.58%

aFor the period March 1, 2005 (commencement of operations) to December 31, 2005.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FFC-7

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Flex Cap Growth Securities Fund

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31,
Class 4		2009	2008[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.88	$8.21	$11.22

Income from investment operations[b]:
Net investment income (loss)[c]	(0.01)	(0.01)	— [d]
Net realized and unrealized gains (losses)	(0.80)	2.69	(2.98)

Total from investment operations	(0.81)	2.68	(2.98)

Less distributions from net investment income	—	(0.01)	(0.03)

Net asset value, end of period	$10.07	$10.88	$8.21

Total return[e]	(7.44)%	32.69%	(26.68)%
Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	1.27%	1.29%	1.31%
Expenses net of waiver and payments by affiliates	1.03%	1.03% [g]	1.03%
Net investment income (loss)	(0.27)%	(0.11)%	(0.06)%

Supplemental data
Net assets, end of period (000’s)	$195,525	$218,798	$50,268
Portfolio turnover rate	36.17%	33.64%	32.76%

aFor the period February 29, 2008 (effective date) to December 31, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FFC-8

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited)

Franklin Flex Cap Growth Securities Fund	Shares	Value
Common Stocks 94.0%
Automobiles & Components 1.8%
Johnson Controls Inc.	221,000	$5,938,270
[a]Tesla Motors Inc.	48,860	1,164,333

		7,102,603

Banks 0.7%
Wells Fargo & Co.	108,500	2,777,600

Capital Goods 6.0%
Cummins Inc.	72,300	4,708,900
Danaher Corp.	101,300	3,760,256
Flowserve Corp.	45,800	3,883,840
[a]Jacobs Engineering Group Inc.	48,200	1,756,408
Precision Castparts Corp.	51,400	5,290,088
United Technologies Corp.	56,300	3,654,433

		23,053,925

Commercial & Professional Services 1.4%
[a]Stericycle Inc.	80,400	5,272,632

Consumer Durables & Apparel 2.5%
NIKE Inc., B	82,000	5,539,100
Polo Ralph Lauren Corp.	57,900	4,224,384

		9,763,484

Consumer Services 1.6%
[a]Apollo Group Inc., A	60,300	2,560,941
Marriott International Inc., A	120,600	3,610,764

		6,171,705

Diversified Financials 2.5%
JPMorgan Chase & Co.	80,400	2,943,444
Lazard Ltd.	124,600	3,328,066
T. Rowe Price Group Inc.	80,400	3,568,956

		9,840,466

Energy 5.2%
[a]Cameron International Corp.	144,700	4,705,644
[a]Concho Resources Inc.	120,600	6,672,798
[a]FMC Technologies Inc.	56,300	2,964,758
[a]Petrohawk Energy Corp.	148,700	2,523,439
Smith International Inc.	88,400	3,328,260

		20,194,899

Food & Staples Retailing 1.0%
CVS Caremark Corp.	128,600	3,770,552

Food, Beverage & Tobacco 1.8%
[a]Hansen Natural Corp.	52,300	2,045,453
PepsiCo Inc.	78,000	4,754,100

		6,799,553

Health Care Equipment & Services 9.9%
[a]athenahealth Inc.	72,300	1,889,199
C. R. Bard Inc.	48,200	3,736,946
[a]DaVita Inc.	56,300	3,515,372
[a]Edwards Lifesciences Corp.	68,300	3,826,166

FFC-9

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Franklin Flex Cap Growth Securities Fund	Shares	Value
Common Stocks (continued)
Health Care Equipment & Services (continued)
[a]Express Scripts Inc.	132,600	$6,234,852
[a]Intuitive Surgical Inc.	16,900	5,333,978
Stryker Corp.	40,200	2,012,412
Universal Health Services Inc., B	128,600	4,906,090
[a]Varian Medical Systems Inc.	56,300	2,943,364
[a]VCA Antech Inc.	152,700	3,780,852

		38,179,231

Household & Personal Products 0.9%
The Procter & Gamble Co.	60,300	3,616,794

Insurance 1.5%
Aflac Inc.	132,600	5,658,042

Materials 4.4%
Celanese Corp., A	160,800	4,005,528
Ecolab Inc.	124,600	5,595,786
Praxair Inc.	96,500	7,333,035

		16,934,349

Media 1.7%
[a]Discovery Communications Inc., C	96,500	2,984,745
The Walt Disney Co.	116,500	3,669,750

		6,654,495

Pharmaceuticals, Biotechnology & Life Sciences 7.1%
[a]Celgene Corp.	92,400	4,695,768
[a]Dendreon Corp.	60,300	1,949,499
[a]Gilead Sciences Inc.	84,400	2,893,232
[a]Human Genome Sciences Inc.	92,400	2,093,784
Johnson & Johnson	36,200	2,137,972
Merck & Co. Inc.	160,800	5,623,176
[a]Salix Pharmaceuticals Ltd.	84,400	3,294,132
[a]Waters Corp.	76,400	4,943,080

		27,630,643

Retailing 4.4%
[a]Amazon.com Inc.	24,100	2,633,166
[a]Dollar General Corp.	164,800	4,540,240
Expedia Inc.	88,400	1,660,152
[a]Kohl’s Corp.	60,300	2,864,250
[a]Priceline.com Inc.	12,900	2,277,366
[a]Urban Outfitters Inc.	84,400	2,902,516

		16,877,690

Semiconductors & Semiconductor Equipment 6.7%
Analog Devices Inc.	80,400	2,239,944
[a]Cree Inc.	44,200	2,653,326
[a]First Solar Inc.	20,100	2,287,983
Intel Corp.	128,600	2,501,270
[a]Lam Research Corp.	96,500	3,672,790
Microchip Technology Inc.	144,700	4,013,978
[a]Silicon Laboratories Inc.	68,300	2,770,248
Xilinx Inc.	229,100	5,787,066

		25,926,605

FFC-10

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Franklin Flex Cap Growth Securities Fund	Shares	Value
Common Stocks (continued)
Software & Services 12.4%
[a]Alliance Data Systems Corp.	34,600	$2,059,392
[a]Bottomline Technologies Inc.	60,300	785,709
[a]Citrix Systems Inc.	44,200	1,866,566
[a]Concur Technologies Inc.	52,200	2,227,896
FactSet Research Systems Inc.	40,200	2,692,998
[a]Google Inc., A	14,100	6,273,795
MasterCard Inc., A	28,100	5,606,793
[a]Nuance Communications Inc.	305,400	4,565,730
Oracle Corp.	200,900	4,311,314
Paychex Inc.	68,300	1,773,751
[a]Red Hat Inc.	128,600	3,721,684
[a]SS&C Technologies Holdings Inc.	56,335	903,050
[a]Sybase Inc.	57,000	3,685,620
[a]Taleo Corp., A	80,400	1,952,916
Visa Inc., A	76,400	5,405,300

		47,832,514

Technology Hardware & Equipment 15.6%
[a]Apple Inc.	63,100	15,871,543
[a]Cisco Systems Inc.	422,000	8,992,820
[a]EMC Corp.	265,200	4,853,160
[a]FLIR Systems Inc.	148,700	4,325,683
Hewlett-Packard Co.	176,800	7,651,904
[a]Juniper Networks Inc.	96,500	2,202,130
National Instruments Corp.	108,500	3,448,130
[a]NetApp Inc.	139,100	5,189,821
QUALCOMM Inc.	144,700	4,751,948
[a]Trimble Navigation Ltd.	102,900	2,881,200

		60,168,339

Telecommunication Services 2.4%
[a]American Tower Corp., A	128,600	5,722,700
[a]NII Holdings Inc.	112,500	3,658,500

		9,381,200

Transportation 2.5%
C.H. Robinson Worldwide Inc.	36,200	2,014,892
Expeditors International of Washington Inc.	108,500	3,744,335
FedEx Corp.	56,300	3,947,193

		9,706,420

Total Common Stocks (Cost $326,698,414)		363,313,741

Short Term Investments (Cost $13,792,331) 3.6%
Money Market Funds 3.6%
[a,b]Institutional Fiduciary Trust Money Market Portfolio, 0.00%	13,792,331	13,792,331

Total Investments (Cost $340,490,745) 97.6%		377,106,072
Other Assets, less Liabilities 2.4%		9,427,239

Net Assets 100.0%		$386,533,311

aNon-income producing.

bSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these financial statements.

FFC-11

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2010 (unaudited)

Franklin Flex Cap Growth Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$326,698,414
Cost - Sweep Money Fund (Note 7)	13,792,331

Total cost of investments	$340,490,745

Value - Unaffiliated issuers	$363,313,741
Value - Sweep Money Fund (Note 7)	13,792,331

Total value of investments	377,106,072
Receivables:
Investment securities sold	88,743,606
Capital shares sold	602,417
Dividends	238,875
Other assets	817

Total assets	466,691,787

Liabilities:
Payables:
Investment securities purchased	1,032,920
Capital shares redeemed	78,559,155
Affiliates	506,678
Accrued expenses and other liabilities	59,723

Total liabilities	80,158,476

Net assets, at value	$386,533,311

Net assets consist of:
Paid-in capital	$410,514,997
Undistributed net investment income (loss)	(524,919)
Net unrealized appreciation (depreciation)	36,615,327
Accumulated net realized gain (loss)	(60,072,094)

Net assets, at value	$386,533,311

Class 2:
Net assets, at value	$191,008,383

Shares outstanding	18,875,468

Net asset value and maximum offering price per share	$10.12

Class 4:
Net assets, at value	$195,524,928

Shares outstanding	19,411,622

Net asset value and maximum offering price per share	$10.07

The accompanying notes are an integral part of these financial statements.

FFC-12

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2010 (unaudited)

Franklin Flex Cap Growth Securities Fund
Investment income:
Dividends	$1,830,334

Expenses:
Management fees (Note 3a)	1,535,349
Administrative fees (Note 3b)	601,044
Distribution fees: (Note 3c)
Class 2	300,459
Class 4	419,925
Unaffiliated transfer agent fees	431
Custodian fees (Note 4)	3,105
Reports to shareholders	48,040
Professional fees	18,372
Trustees’ fees and expenses	1,569
Other	9,316

Total expenses	2,937,610
Expenses waived/paid by affiliates (Note 3e)	(582,357)

Net expenses	2,355,253

Net investment income (loss)	(524,919)

Realized and unrealized gains (losses):
Net realized gain (loss) from investments	(8,405,883)
Net change in unrealized appreciation (depreciation) on investments	(28,925,098)

Net realized and unrealized gain (loss)	(37,330,981)

Net increase (decrease) in net assets resulting from operations	$(37,855,900)

The accompanying notes are an integral part of these financial statements.

FFC-13

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Flex Cap Growth Securities Fund
	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31, 2009

Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(524,919)	$(180,105)
Net realized gain (loss) from investments	(8,405,883)	(29,161,047)
Net change in unrealized appreciation (depreciation) on investments	(28,925,098)	135,604,614

Net increase (decrease) in net assets resulting from operations	(37,855,900)	106,263,462

Distributions to shareholders from:
Net investment income:
Class 4	—	(158,474)

Total distributions to shareholders	—	(158,474)

Capital share transactions: (Note 2)
Class 2	(35,881,327)	(12,333,249)
Class 4	(3,295,541)	124,101,792

Total capital share transactions	(39,176,868)	111,768,543

Net increase (decrease) in net assets	(77,032,768)	217,873,531
Net assets:
Beginning of period	463,566,079	245,692,548

End of period	$386,533,311	$463,566,079

Undistributed net investment income (loss) included in net assets:
End of period	$(524,919)	$—

The accompanying notes are an integral part of these financial statements.

FFC-14

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Franklin Flex Cap Growth Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-one separate funds. The Franklin Flex Cap Growth Securities Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. At June 30, 2010, 77.61% of the Fund’s shares were held through one insurance company. The Fund offers two classes of shares: Class 2 and Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains. As a result, no provision for federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. As of June 30, 2010, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination by such taxing authorities, which in the case of the U.S. is three years after the filing of a fund’s tax return.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent

FFC-15

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Flex Cap Growth Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

c. Security Transactions, Investment Income, Expenses and Distributions (continued)

differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

d. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

e. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2010, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2010		Year Ended December 31, 2009
Class 2 Shares:	Shares	Amount	Shares	Amount
Shares sold	1,422,124	$15,583,067	4,431,644	$39,989,400
Shares redeemed	(4,950,519)	(51,464,394)	(5,802,635)	(52,322,649)

Net increase (decrease)	(3,528,395)	$(35,881,327)	(1,370,991)	$(12,333,249)

Class 4 Shares:
Shares sold	5,705,989	$62,446,339	18,820,498	$169,410,832
Shares issued on reinvestment of distributions	—	—	17,968	158,474
Shares redeemed	(6,399,940)	(65,741,880)	(4,859,046)	(45,467,514)

Net increase (decrease)	(693,951)	$(3,295,541)	13,979,420	$124,101,792

FFC-16

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Flex Cap Growth Securities Fund

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.750%	Up to and including $100 million
0.650%	Over $100 million, up to and including $250 million
0.600%	Over $250 million, up to and including $10 billion
0.550%	Over $10 billion, up to and including $12.5 billion
0.525%	Over $12.5 billion, up to and including $15 billion
0.500%	In excess of $15 billion

b. Administrative Fees

The Fund pays an administrative fee to FT Services of 0.25% per year of the average daily net assets of the Fund.

c. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets of each class. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 2.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

e. Waiver and Expense Reimbursements

Advisers and FT Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the fund so that the common expenses (i.e. a combination of management fees, administrative fees, and other expenses, but excluding distribution fees, and acquired fund fees and expenses) for each class of the Fund do not exceed 0.68% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2011.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2010, there were no credits earned.

FFC-17

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Flex Cap Growth Securities Fund

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2009, the capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:
2013	$233,183
2014	2,517,251
2015	777,263
2016	15,495,131
2017	30,645,725

$49,668,553

For tax purposes, realized capital losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At December 31, 2009, the Fund deferred realized capital losses of $797,053.

At June 30, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$342,487,424

Unrealized appreciation	$50,460,243
Unrealized depreciation	(15,841,595)

Net unrealized appreciation (depreciation)	$34,618,648

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of wash sales.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2010, aggregated $166,091,524 and $213,236,137, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Pursuant to a SEC exemptive order specific to the Fund’s investment in the Sweep Money Fund, management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively “Borrowers”), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 21, 2011. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers,

FFC-18

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Flex Cap Growth Securities Fund

8. CREDIT FACILITY (continued)

including an annual commitment fee of 0.10% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended June 30, 2010, the Fund did not use the Global Credit Facility.

9. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At June 30, 2010, all of the Fund’s investments in securities carried at fair value were in Level 1 inputs. For detailed industry descriptions, see the accompanying Statement of Investments.

10. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

FFC-19

FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND

This semiannual report for Franklin Global Real Estate Securities Fund covers the period ended June 30, 2010.

Performance Summary as of 6/30/10

Franklin Global Real Estate Securities Fund – Class 2 had a -1.75% total return for the six-month period ended 6/30/10.

Performance reflects the Fund’s Class 2 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin Global Real Estate Securities Fund Class 2

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

FGR-1

Fund Goal and Main Investments: Franklin Global Real Estate Securities Fund seeks high total return. The Fund normally invests at least 80% of its net assets in investments of companies located anywhere in the world that operate in the real estate sector.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund underperformed its new benchmark, the Standard & Poor’s (S&P) Global REIT Index, which had a -1.43% total return.1 The Fund underperformed its previous benchmark, the S&P Global REIT Index (hedged into U.S. dollars), which had a +1.12% total return.1 We believe the unhedged S&P Global REIT Index better represents the Fund’s portfolio.

Economic and Market Overview

During the six months under review, economic indicators remained mixed. The International Monetary Fund raised its global economic growth estimates and global manufacturing continued to expand for most of the period; however, labor market weakness persisted and U.S. property markets experienced a further sharp decline after a stimulus tax credit for first-time homebuyers expired. Corporate fundamentals remained strong, and the majority of earnings announcements around the world beat expectations despite growing concerns about margin preservation and the sustainability of earnings momentum. Yet stock markets largely ignored such encouraging fundamentals and reacted instead to economic news, leading to across-the-board equity sector declines. As a result of ongoing economic uncertainty, developed world policymakers maintained interest rates at very low levels. However, policymakers in a number of emerging markets began to incrementally withdraw stimulus measures by phasing out incentive programs and cautiously allowing interest rates and foreign exchange rates to rise.

Global equities entered 2010 with positive momentum as corporate earnings and economic indicators continued to recover from the worst recessionary conditions in a half century. However, significant downward volatility returned in the latter part of the semiannual period as growing concerns about the state of sovereign finances accompanied by several sovereign credit downgrades in Europe, along with renewed worries about the sustainability of the fragile economic recovery,

1. Source: © 2010 Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

Fund Risks: As a nondiversified Fund that invests at least 80% of its assets in companies located anywhere in the world that operate in the real estate sector, the Fund carries much greater risk of adverse developments affecting that sector than a fund that invests more broadly. REITs may be affected by any change in the value of the properties owned and by their location, rental income, financing and management. The Fund’s investments in stocks may offer the potential for long-term gains but can be subject to short-term price fluctuations. Foreign investing, especially in emerging markets, involves additional risks, including currency fluctuations, economic instability, market volatility, and political and social instability. Derivative instruments may be volatile and illiquid, may give rise to leverage and may involve a small investment relative to the risk assumed. The Fund’s prospectus also includes a description of the main investment risks.

FGR-2

triggered a broad-based sell-off. Investors’ resurgent risk aversion caused more economically sensitive and cyclical sectors that had led returns since the March 2009 market bottom to markedly lag behind the more defensive or counter-cyclical sectors that had been relatively out of favor. European policymakers responded to credit market fears by pledging 750 billion euros in liquidity to help stabilize markets and forestall government debt defaults. However, the intervention did little to quell investor anxiety. Virtually all equity sectors and regions ended the reporting period with losses, the euro fell to its lowest level since 2006, and a renewed flight to safety further compressed already meager U.S. Treasury yields.

According to the S&P Global REIT Index, real estate markets that posted positive results included Japan (+6.59%), the U.S. (+5.70%) and South Africa (+5.41%), while the weakest markets were Greece (-39.78%), Italy (-37.13%) and the Netherlands (-21.39%). 1

Investment Strategy

We are research-driven, fundamental investors. We seek to limit price volatility by investing across markets and property types. We also seek to provide a consistently high level of income. We center our active investment strategy on the belief that unsynchronized regional economic activity within the global economy can provide consistent, attractive return opportunities in the global real estate markets. We use a bottom-up, value-oriented stock selection process that incorporates macro-level views in the evaluation process. We use top-down macro overlays to provide country/regional, property type, and company size perspectives in identifying international/local cyclical and thematic trends that highlight investment opportunities. We may use forward currency exchange contracts from time to time to help manage currency risk and the Fund’s exposure to various currencies.

Manager’s Discussion

During the six months under review, significant detractors from the Fund’s performance relative to the S&P Global REIT Index included Unibail-Rodamco, Norwegian Property and Wereldhave, which were hurt generally by the European debt crisis. French Retail REIT Unibail-Rodamco, one of the Fund’s largest holdings, declined in value during the six-month period partly because investors were disappointed with management’s forecast for a relatively small 2% growth rate for the full-year 2010. Our overweighted holding relative to the index hurt Fund performance. Norwegian Property, a real estate management and

FGR-3

development REIT, was a non-index position that underperformed as investors shunned high-beta stocks in the recent economic environment. We exited the Fund’s position in Norwegian Property by period-end. The share price of Wereldhave, a Netherlands-based diversified REIT, fell significantly during the period, and our overweighting hampered relative results. Wereldhave retreated partly due to the view among many investors that the company overpaid for the Dutch shopping centers it purchased from Unibail-Rodamco this past February.

It is also important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended June 30, 2010, the U.S. dollar rose in value relative to most non-U.S. currencies. As a result, the Fund’s performance was negatively affected by the portfolio’s significant investment in securities with non-U.S. currency exposure.

Significant contributors to relative Fund performance included overweighted positions in Equity Residential, Ventas and Host Hotels & Resorts. Shares of apartment REIT Equity Residential rose and benefited relative Fund performance after the company reported first-quarter results that matched analysts’ estimates — although profits were impacted by costs related to severe storms on the east and west coasts during the period, along with acquisition expenses — and raised its forecast for the second quarter above analysts’ predictions. Several U.S. apartment companies, including Equity Residential, had surprisingly strong growth in cash flow (given the lack of significant job creation) within their first-quarter 2010 results and full-year 2010 outlook statements. Several large apartment landlords reported in May that rent declines stopped for the first time since the economic downturn, and some even managed to increase rental rates.

Health care REITs were some of the best performers during the reporting period as investors perceived the sector as a relatively “safe haven” during market volatility. Our position in Ventas advanced after the company announced strong first-quarter results late in April, and the holding contributed to relative results due to an overweighting. The share price of Host Hotels & Resorts, which owns more than 100

Top 10 Holdings

Franklin Global Real Estate

Securities Fund

6/30/10

Company Sector/Industry, Country	% of Total Net Assets
Simon Property Group Inc.	5.5%
Retail REITs, U.S.
Westfield Group, ord. & 144A	4.3%
Retail REITs, Australia
Unibail-Rodamco	4.3%
Retail REITs, France
Boston Properties Inc.	3.7%
Office REITs, U.S.
Equity Residential	3.6%
Residential REITs, U.S.
Host Hotels & Resorts Inc.	3.4%
Specialized REITs, U.S.
Ventas Inc.	3.1%
Specialized REITs, U.S.
Vornado Realty Trust	3.0%
Diversified REITs, U.S.
Public Storage	2.8%
Specialized REITs, U.S.
Stockland, ord. & 144A	2.7%
Diversified REITs, Australia

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

FGR-4

luxury and upscale hotels, appreciated during the period as management projected that revenue per available room (RevPAR), an important hotel industry performance metric, would jump between 1% and 4% in 2010, boosted by growing demand from large groups and conferences. In the first quarter of 2010, management reported that corporate bookings at its luxury hotels were up 18%, a sign that companies were willing to book events at high-end hotels. As a result, Host Hotels & Resorts performed well.

Thank you for your participation in Franklin Global Real Estate Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

FGR-5

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Franklin Global Real Estate Securities Fund Class 2

FGR-6

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 2	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Fund-Level Expenses Incurred During Period* 1/1/10–6/30/10
Actual	$1,000	$982.50	$5.26
Hypothetical (5% return before expenses)	$1,000	$1,019.49	$5.36

*Expenses are calculated using the most recent six-month annualized expense ratio, net of expense waivers, for the Fund’s Class 2 shares (1.07%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

FGR-7

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Franklin Global Real Estate Securities Fund

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31,
Class 1		2009	2008	2007	2006	2005

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.16	$10.84	$25.42	$35.25	$32.55	$30.87

Income from investment operations[a]:
Net investment income[b]	0.15	0.30	0.62	0.80	0.67	0.70
Net realized and unrealized gains (losses)	(0.32)	1.36	(9.10)	(7.56)	5.40	3.38

Total from investment operations	(0.17)	1.66	(8.48)	(6.76)	6.07	4.08

Less distributions from:
Net investment income and net foreign currency gains	(0.36)	(1.34)	(0.32)	(0.81)	(0.75)	(0.49)
Net realized gains	—	—	(5.78)	(2.26)	(2.62)	(1.91)

Total distributions	(0.36)	(1.34)	(6.10)	(3.07)	(3.37)	(2.40)

Net asset value, end of period	$10.63	$11.16	$10.84	$25.42	$35.25	$32.55

Total return[c]	(1.77)%	19.41%	(42.22)%	(20.65)%	20.87%	13.74%
Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	1.11%	1.11%	1.08%	0.84%	0.50%	0.49%
Expenses net of waiver and payments by affiliates	0.82%	0.76% [e]	0.60% [e]	0.52% [e]	0.50% [e]	0.49% [e]
Net investment income	2.67%	3.13%	3.41%	2.57%	2.04%	2.32%

Supplemental data
Net assets, end of period (000’s)	$35,158	$38,486	$39,018	$83,250	$140,487	$145,425
Portfolio turnover rate	35.84%	87.34%	77.28%	121.84%	31.39%	36.10%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FGR-8

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Global Real Estate Securities Fund

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31,
Class 2		2009	2008	2007	2006	2005

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.92	$10.61	$24.97	$34.67	$32.08	$30.49

Income from investment operations[a]:
Net investment income[b]	0.13	0.27	0.56	0.72	0.58	0.64
Net realized and unrealized gains (losses)	(0.30)	1.33	(8.93)	(7.43)	5.31	3.30

Total from investment operations	(0.17)	1.60	(8.37)	(6.71)	5.89	3.94

Less distributions from:
Net investment income and net foreign currency gains	(0.33)	(1.29)	(0.21)	(0.73)	(0.68)	(0.44)
Net realized gains	—	—	(5.78)	(2.26)	(2.62)	(1.91)

Total distributions	(0.33)	(1.29)	(5.99)	(2.99)	(3.30)	(2.35)

Net asset value, end of period	$10.42	$10.92	$10.61	$24.97	$34.67	$32.08

Total return[c]	(1.75)%	19.08%	(42.39)%	(20.86)%	20.58%	13.47%
Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	1.36%	1.36%	1.33%	1.09%	0.75%	0.74%
Expenses net of waiver and payments by affiliates	1.07%	1.01% [e]	0.85% [e]	0.77% [e]	0.75% [e]	0.74% [e]
Net investment income	2.42%	2.88%	3.16%	2.32%	1.79%	2.07%

Supplemental data
Net assets, end of period (000’s)	$309,039	$345,445	$343,701	$893,837	$1,491,571	$1,343,868
Portfolio turnover rate	35.84%	87.34%	77.28%	121.84%	31.39%	36.10%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FGR-9

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Global Real Estate Securities Fund

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31,
Class 4		2009	2008[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.14	$10.80	$23.34

Income from investment operations[b]:
Net investment income[c]	0.13	0.27	0.45
Net realized and unrealized gains (losses)	(0.30)	1.36	(6.89)

Total from investment operations	(0.17)	1.63	(6.44)

Less distributions from:
Net investment income and net foreign currency gains	(0.33)	(1.29)	(0.32)
Net realized gains	—	—	(5.78)

Total distributions	(0.33)	(1.29)	(6.10)

Net asset value, end of period	$10.64	$11.14	$10.80

Total return[d]	(1.87)%	19.01%	(37.28)%
Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	1.46%	1.46%	1.43%
Expenses net of waiver and payments by affiliates	1.17%	1.11% [f]	0.95% [f]
Net investment income	2.32%	2.78%	3.06%

Supplemental data
Net assets, end of period (000’s)	$2	$2	$2
Portfolio turnover rate	35.84%	87.34%	77.28%

aFor the period February 29, 2008 (effective date) to December 31, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FGR-10

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited)

Franklin Global Real Estate Securities Fund	Country	Shares	Value
Common Stocks 98.3%
Diversified Real Estate Activities 2.3%
Mitsui Fudosan Co. Ltd.	Japan	165,500	$2,341,823
Sun Hung Kai Properties Ltd.	Hong Kong	411,500	5,680,709

			8,022,532

Diversified REITs 15.3%
British Land Co. PLC	United Kingdom	401,400	2,613,043
Canadian REIT	Canada	84,900	2,215,407
GPT Group	Australia	1,072,353	2,534,647
H&R REIT	Canada	147,000	2,347,361
ICADE	France	12,430	1,054,076
Kenedix Realty Investment Corp.	Japan	778	2,183,258
Kiwi Income Property Trust	New Zealand	425,986	262,927
Land Securities Group PLC	United Kingdom	596,062	4,979,487
Liberty Property Trust	United States	91,700	2,645,545
Mirvac Group	Australia	3,773,937	4,174,398
[a]Mirvac Group, 144A	Australia	370,633	409,962
Shaftesbury PLC	United Kingdom	142,400	765,264
Stockland	Australia	2,372,778	7,424,607
[a]Stockland, 144A	Australia	591,515	1,850,897
Tokyu REIT Inc.	Japan	183	957,329
United Urban Investment Corp.	Japan	446	2,678,724
Vornado Realty Trust	United States	139,227	10,156,610
Wereldhave NV	Netherlands	48,280	3,602,275

			52,855,817

Industrial REITs 6.3%
AMB Property Corp.	United States	209,500	4,967,245
Ascendas REIT	Singapore	1,090,000	1,417,760
DuPont Fabros Technology Inc.	United States	135,400	3,325,424
Goodman Group	Australia	8,637,844	4,613,734
Japan Logistics Fund Inc.	Japan	182	1,422,486
Mapletree Logistics Trust	Singapore	1,436,000	856,930
ProLogis	United States	319,000	3,231,470
Segro PLC	United Kingdom	462,970	1,756,697

			21,591,746

Mortgage REITs 0.4%
Starwood Hotels & Resorts Worldwide Inc.	United States	29,650	1,228,400

Office REITs 17.2%
Alexandria Real Estate Equities Inc.	United States	78,700	4,987,219
BioMed Realty Trust Inc.	United States	25,300	407,077
Boston Properties Inc.	United States	180,200	12,855,468
CapitaCommercial Trust	Singapore	1,518,000	1,323,538
Champion REIT	Hong Kong	1,427,196	667,128
Commonwealth Property Office Fund	Australia	2,336,482	1,827,759
Corporate Office Properties Trust	United States	77,300	2,918,848
DA Office Investment Corp.	Japan	655	1,463,952
Derwent London PLC	United Kingdom	58,020	1,083,850
Digital Realty Trust Inc.	United States	82,900	4,781,672
Douglas Emmett Inc.	United States	100,200	1,424,844
Government Properties Income Trust	United States	64,300	1,640,936
Great Portland Estates PLC	United Kingdom	597,436	2,591,017
Highwoods Properties Inc.	United States	56,800	1,576,768

FGR-11

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Franklin Global Real Estate Securities Fund	Country	Shares	Value
Common Stocks (continued)
Office REITs (continued)
ING Office Fund	Australia	3,286,175	$1,603,216
Japan Real Estate Investment Co.	Japan	626	5,133,469
Kilroy Realty Corp.	United States	54,500	1,620,285
Nippon Building Fund Inc.	Japan	593	4,722,000
Nippon Commercial Investment Corp.	Japan	421	406,190
ORIX JREIT Inc.	Japan	462	1,936,104
Silic	France	15,220	1,507,924
SL Green Realty Corp.	United States	47,300	2,603,392

			59,082,656

Real Estate Development 0.2%
Helical Bar PLC	United Kingdom	213,539	882,376

Residential REITs 11.4%
Apartment Investment & Management Co., A	United States	121,700	2,357,329
AvalonBay Communities Inc.	United States	52,190	4,872,981
Boardwalk REIT	Canada	95,700	3,601,110
BRE Properties Inc.	United States	26,600	982,338
Camden Property Trust	United States	88,000	3,594,800
Equity Lifestyle Properties Inc.	United States	69,400	3,347,162
Equity Residential	United States	295,000	12,283,800
Essex Property Trust Inc.	United States	23,880	2,329,255
Nippon Accommodations Fund Inc.	Japan	289	1,523,289
UDR Inc.	United States	222,870	4,263,503

			39,155,567

Retail REITs 29.5%
[a]CapitaMalls Asia Ltd., 144A	Singapore	602,000	907,786
Cedar Shopping Centers Inc.	United States	197,300	1,187,746
CFS Retail Property Trust	Australia	565,175	898,500
Corio NV	Netherlands	80,201	3,918,519
Developers Diversified Realty Corp.	United States	377,676	3,738,992
Eurocommercial Properties NV	Netherlands	43,100	1,383,841
Federal Realty Investment Trust	United States	49,100	3,450,257
Frontier Real Estate Investment Corp.	Japan	245	1,690,420
Glimcher Realty Trust	United States	232,000	1,387,360
Hammerson PLC	United Kingdom	679,160	3,486,424
Japan Retail Fund Investment Corp.	Japan	1,634	2,003,457
Kimco Realty Corp.	United States	260,600	3,502,464
Klepierre	France	63,860	1,778,182
The Link REIT	Hong Kong	1,835,100	4,571,784
The Macerich Co.	United States	74,990	2,798,627
[b]Metric Property Investments PLC	United Kingdom	91,582	146,445
[a,b]Metric Property Investments PLC, 144A	United Kingdom	750,595	1,200,248
National Retail Properties Inc.	United States	150,500	3,226,720
Realty Income Corp.	United States	86,900	2,635,677
Regency Centers Corp.	United States	90,400	3,109,760
RioCan REIT	Canada	124,000	2,217,697
Simon Property Group Inc.	United States	234,544	18,939,428
Suntec REIT	Singapore	2,256,000	2,128,226
Tanger Factory Outlet Centers Inc.	United States	23,100	955,878
Taubman Centers Inc.	United States	13,600	511,768
Unibail-Rodamco SE	France	89,183	14,699,094
Westfield Group	Australia	1,205,088	12,346,376

FGR-12

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Franklin Global Real Estate Securities Fund	Country	Shares	Value
Common Stocks (continued)
Retail REITs (continued)
[a]Westfield Group, 144A	Australia	251,500	$2,576,670

			101,398,346

Specialized REITs 15.7%
CDL Hospitality Trusts	Singapore	1,380,000	1,725,924
DiamondRock Hospitality Co.	United States	123,600	1,015,992
HCP Inc.	United States	241,000	7,772,250
Health Care REIT Inc.	United States	96,600	4,068,792
Hersha Hospitality Trust	United States	249,300	1,126,836
Host Hotels & Resorts Inc.	United States	878,839	11,846,750
LaSalle Hotel Properties	United States	86,300	1,775,191
Nationwide Health Properties Inc.	United States	92,600	3,312,302
Public Storage	United States	110,300	9,696,473
[b]Strategic Hotels & Resorts Inc.	United States	249,400	1,094,866
Ventas Inc.	United States	227,300	10,671,735

			54,107,111

Total Common Stocks (Cost $277,526,424)			338,324,551

		Principal Amount
Short Term Investments (Cost $4,852,783) 1.4%
Repurchase Agreements 1.4%
[c]Joint Repurchase Agreement, 0.011%, 7/01/10 (Maturity Value $4,852,785)	United States	$4,852,783	4,852,783
Banc of America Securities LLC (Maturity Value $594,029)
Barclays Capital Inc. (Maturity Value $653,429)
BNP Paribas Securities Corp. (Maturity Value $1,188,059)
Credit Suisse Securities (USA) LLC (Maturity Value $1,188,059)
Deutsche Bank Securities Inc. (Maturity Value $41,200)
HSBC Securities (USA) Inc. (Maturity Value $296,990)
Morgan Stanley & Co. Inc. (Maturity Value $594,029)
UBS Securities LLC (Maturity Value $296,990
Collateralized by U.S. Government Agency Securities, 4.25% - 5.25%, 11/15/10 - 11/17/17; [d]U.S. Government Agency Discount Notes, 12/27/10; and U.S. Treasury Notes, 1.00% - 3.625%, 12/31/11 - 8/15/19

Total Investments (Cost $282,379,207) 99.7%			343,177,334
Other Assets, less Liabilities 0.3%			1,022,392

Net Assets 100.0%			$344,199,726

See Abbreviations on page FGR-23.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2010, the aggregate value of these securities was $6,945,563, representing 2.02% of net assets.

bNon-income producing.

cSee Note 1(c) regarding joint repurchase agreement.

dThe security is traded on a discount basis with no stated coupon rate.

The accompanying notes are an integral part of these financial statements.

FGR-13

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2010 (unaudited)

Franklin Global Real Estate Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$277,526,424
Cost - Repurchase agreements	4,852,783

Total cost of investments	$282,379,207

Value - Unaffiliated issuers	$338,324,551
Value - Repurchase agreements	4,852,783

Total value of investments	343,177,334
Cash	287,810
Receivables:
Capital shares sold	8,633
Dividends	1,906,380
Other assets	665

Total assets	345,380,822

Liabilities:
Payables:
Investment securities purchased	177,785
Capital shares redeemed	479,842
Affiliates	385,555
Reports to shareholders	106,705
Accrued expenses and other liabilities	31,209

Total liabilities	1,181,096

Net assets, at value	$344,199,726

Net assets consist of:
Paid-in capital	$691,215,565
Distributions in excess of net investment income	(8,991,998)
Net unrealized appreciation (depreciation)	60,739,559
Accumulated net realized gain (loss)	(398,763,400)

Net assets, at value	$344,199,726

Class 1:
Net assets, at value	$35,158,105

Shares outstanding	3,306,132

Net asset value and maximum offering price per share	$10.63

Class 2:
Net assets, at value	$309,039,343

Shares outstanding	29,670,890

Net asset value and maximum offering price per share	$10.42

Class 4:
Net assets, at value	$2,278

Shares outstanding	214

Net asset value and maximum offering price per share	$10.64

The accompanying notes are an integral part of these financial statements.

FGR-14

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the period ended June 30, 2010 (unaudited)

Franklin Global Real Estate Securities Fund
Investment income:
Dividends (net of foreign taxes of $386,008)	$6,466,257
Interest	4,180

Total investment income	6,470,437

Expenses:
Management fees (Note 3a)	1,483,935
Administrative fees (Note 3b)	463,730
Distribution fees: (Note 3c)
Class 2	416,191
Class 4	4
Unaffiliated transfer agent fees	691
Custodian fees (Note 4)	19,916
Reports to shareholders	54,434
Professional fees	17,452
Trustees’ fees and expenses	1,152
Other	10,472

Total expenses	2,467,977
Expenses waived/paid by affiliates (Note 3e)	(533,527)

Net expenses	1,934,450

Net investment income	4,535,987

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(1,176,008)
Realized gain distributions from REITs	1,493,537
Foreign currency transactions	3,859,932

Net realized gain (loss)	4,177,461

Net change in unrealized appreciation (depreciation) on:
Investments	(12,605,931)
Translation of other assets and liabilities denominated in foreign currencies	(1,996,860)

Net change in unrealized appreciation (depreciation)	(14,602,791)

Net realized and unrealized gain (loss)	(10,425,330)

Net increase (decrease) in net assets resulting from operations	$(5,889,343)

The accompanying notes are an integral part of these financial statements.

FGR-15

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Global Real Estate Securities Fund
	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31, 2009

Increase (decrease) in net assets:
Operations:
Net investment income	$4,535,987	$9,772,462
Net realized gain (loss) from investments, realized gain distributions from REITs, and foreign currency transactions	4,177,461	(166,331,137)
Net change in unrealized appreciation (depreciation) on investments and translation of other assets and liabilities denominated in foreign currencies	(14,602,791)	215,645,516

Net increase (decrease) in net assets resulting from operations	(5,889,343)	59,086,841

Distributions to shareholders from net investment income and net foreign currency gains:
Class 1	(1,153,555)	(4,292,176)
Class 2	(9,661,113)	(39,137,801)
Class 4	(70)	(277)

Total distributions to shareholders	(10,814,738)	(43,430,254)

Capital share transactions: (Note 2)
Class 1	(1,602,228)	(1,895,657)
Class 2	(21,427,452)	(12,548,461)

Total capital share transactions	(23,029,680)	(14,444,118)

Net increase (decrease) in net assets	(39,733,761)	1,212,469
Net assets:
Beginning of period	383,933,487	382,721,018

End of period	$344,199,726	$383,933,487

Distributions in excess of net investment income included in net assets:
End of period	$(8,991,998)	$(2,713,247)

The accompanying notes are an integral part of these financial statements.

FGR-16

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Franklin Global Real Estate Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-one separate funds. The Franklin Global Real Estate Securities Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. At June 30, 2010, 60.65% of the Fund’s shares were held through one insurance company. The Fund offers three classes of shares: Class 1, Class 2, and Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Repurchase agreements are valued at cost, which approximates market value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

FGR-17

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Global Real Estate Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Joint Repurchase Agreement

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the fund to the seller, collateralized by securities which are delivered to the fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The joint repurchase agreement held by the Fund at period end had been entered into on June 30, 2010.

d. Derivative Financial Instruments

The Fund may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

The Fund generally enters into forward exchange contracts in order to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash received may be invested according to the Fund’s investment objectives.

See Note 7 regarding other derivative information.

FGR-18

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Global Real Estate Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

e. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains. As a result, no provision for federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. As of June 30, 2010, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination by such taxing authorities, which in the case of the U.S. is three years after the filing of a fund’s tax return.

Foreign securities held by the Fund may be subject to foreign taxation on dividend income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Distributions received by the Fund from certain securities may be a return of capital (ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

g. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

FGR-19

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Global Real Estate Securities Fund

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2010, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2010[a]		Year Ended December 31, 2009[a]
	Shares	Amount	Shares	Amount
Class 1 Shares:
Shares sold	26,108	$306,069	44,534	$426,475
Shares issued in reinvestment of distributions	100,659	1,153,555	510,366	4,292,176
Shares redeemed	(270,184)	(3,061,852)	(705,877)	(6,614,308)

Net increase (decrease)	(143,417)	$(1,602,228)	(150,977)	$(1,895,657)

Class 2 Shares:
Shares sold	131,090	$1,455,704	1,108,202	$9,575,869
Shares issued in reinvestment of distributions	860,295	9,661,113	4,749,733	39,137,801
Shares redeemed	(2,944,968)	(32,544,269)	(6,626,769)	(61,262,131)

Net increase (decrease)	(1,953,583)	$(21,427,452)	(768,834)	$(12,548,461)

[a]During	the period Class 4 did not report any share transactions.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Templeton Institutional, LLC (FT Institutional)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to FT Institutional based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.800%	Up to and including $500 million
0.700%	over $500 million, up to and including $1 billion
0.650%	over $1 billion, up to and including $1.5 billion
0.600%	over $1.5 billion, up to and including $6.5 billion
0.580%	over $6.5 billion, up to and including $11.5 billion
0.560%	over $11.5 billion, up to and including $16.5 billion
0.540%	over $16.5 billion, up to and including $19 billion
0.530%	over $19 billion, up to and including $21.5 billion
0.520%	In excess of $21.5 billion

b. Administrative Fees

The Fund pays an administrative fee to FT Services of 0.25% per year of the average daily net assets of the Fund.

FGR-20

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Global Real Estate Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

c. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets of each class. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 2.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

e. Waiver and Expense Reimbursements

FT Services and FT Institutional have contractually agreed in advance to waive or limit their respective fees so that the increase in the Fund’s investment management and fund administration fees that became effective May 1, 2007 is phased in over a five year period, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of the four years thereafter through April 30, 2012, the manager and administrator will receive one-fifth of the increase in the rate of fees. Beginning May 1, 2012, the full new investment management and administration fees will then be in effect.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2010, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2009, the capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:
2016	$151,234,938
2017	207,451,069

$358,686,007

For tax purposes, realized capital losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At December 31, 2009, the Fund deferred realized capital losses of $3,045,007.

At June 30, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$332,124,196

Unrealized appreciation	$54,576,635
Unrealized depreciation	(43,523,497)

Net unrealized appreciation (depreciation)	$11,053,138

FGR-21

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Global Real Estate Securities Fund

5. INCOME TAXES (continued)

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and passive foreign investment company shares.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and passive foreign investment company shares.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2010, aggregated $128,822,589 and $145,644,410, respectively.

7. OTHER DERIVATIVE INFORMATION

For the period ended June 30, 2010, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Locations	Realized Gain (Loss) for the Period	Change in Unrealized Appreciation (Depreciation) for the Period	Average Amount Outstanding During the Period[a]
Foreign exchange contracts	Net realized gain (loss) from foreign currency transactions/Net change in unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies	$3,710,842	$(1,957,852)	135,661,119

aRepresents the average notional amount for other derivative contracts outstanding during the period.

See Note 1(d) regarding derivative financial instruments.

8. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively “Borrowers”), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 21, 2011. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.10% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended June 30, 2010, the Fund did not use the Global Credit Facility.

FGR-22

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Global Real Estate Securities Fund

9. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of June 30, 2010, in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities
Equity Investments[a]	$338,324,551	$—	$—	$338,324,551
Short Term Investments	—	4,852,783	—	4,852,783

Total Investments in Securities	$338,324,551	$4,852,783	$—	$343,177,334

aFor detailed industry descriptions, see the accompanying Statement of Investments.

10. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS
Selected Portfolio

REIT - Real Estate Investment Trust

FGR-23

FRANKLIN GROWTH AND INCOME SECURITIES FUND

This semiannual report for Franklin Growth and Income Securities Fund covers the period ended June 30, 2010.

Performance Summary as of 6/30/10

Franklin Growth and Income Securities Fund – Class 2 had a -6.46% total return for the six-month period ended 6/30/10.

Performance reflects the Fund’s Class 2 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin Growth and Income Securities Fund Class 2

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

FGI-1

Fund Goals and Main Investments: Franklin Growth and Income Securities Fund seeks capital appreciation with current income as a secondary goal. The Fund normally invests predominantly in equity securities, including securities convertible into common stock.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund performed comparably to its benchmark, the Standard & Poor’s 500 Index (S&P 500), which had a -6.65% total return.1 The Fund underperformed its peers as measured by the Lipper VIP Equity Income Funds Classification Average, which had a -5.68% return for the same period.2 Please note that the Fund invests primarily in stocks with above average dividend yields. As a result, its holdings and returns may differ from those of the S&P 500, which include nondividend-paying stocks and do not focus on dividend yield.

Economic and Market Overview

During the six-month period ended June 30, 2010, the U.S. economy showed some positive signs as manufacturing and exports generally improved and consumer spending increased. In 2010’s first and second quarters, U.S. gross domestic product growth rose at annualized rates of 3.7% and an estimated 2.4%. Corporate profits largely surpassed consensus estimates during the period, and businesses began restocking inventories depleted during the recession. However, challenges remained as mixed economic data, elevated debt concerns surrounding the U.S. budget deficit and a lack of job prospects for the unemployed hindered the economy’s advance. During much of the period, home prices rose in most regions due to low interest rates, a first-time homebuyer tax credit program, and prices dipping to levels that lured buyers. Later in the period, home sales stalled as the homebuyer tax credit program ended, and the housing sector overall remained weak as the pace of home sales and housing starts failed to gain traction.

As signs emerged of a demand-led recovery in the period’s first half, oil prices rose from $79 per barrel at the end of December 2009 to a period high of nearly $87 in early April. When mixed economic data began to indicate a slow recovery, oil prices drifted down as low as $66 in late May and ended the period at $76. The June 2010 inflation rate

1. Source: © 2010 Morningstar.

2. Source: Lipper Inc.

One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

Fund Risks: The Fund’s investments in stocks may offer the potential for long-term gains but can be subject to short-term price fluctuations. The value of convertible securities may rise and fall with the market value of the underlying stock or, like a debt security, vary with changes in interest rates and the credit quality of the issuer. The Fund may have significant investments in particular sectors from time to time, such as financial services, energy, health care/ pharmaceuticals, technology and telecommunications and may be at greater risk of adverse developments in a sector than a fund that invests more broadly. Changes in the financial strength of a debt issuer or in the rating of its securities may affect the securities’ value and, as a result, impact Fund performance. Foreign investing, especially in emerging markets, involves additional risks, including currency fluctuations, economic instability, market volatility, and political and social instability. Investments in high yield, lower rated (junk) bonds generally have greater price swings and higher risk of default and loss of principal than investment-grade bonds. The Fund’s prospectus also includes a description of the main investment risks.

FGI-2

-

was an annualized 1.1%.3 Core inflation, which excludes food and energy costs, rose at a 0.9% annualized rate.3

Given few inflationary pressures and uncertainty surrounding the economic recovery, the Federal Open Market Committee announced it intended to hold the federal funds target rate in the 0% to 0.25% range “for an extended period” as it laid the groundwork for an eventual tightening of monetary policy. As some economic data improved in early 2010, the Federal Reserve Board began withdrawing some of the extraordinary support policies it had provided in response to the 2008 financial crisis. During the reporting period, despite a lack of significant job gains, the unemployment rate dropped from 10.0% in December 2009 to 9.5% at period-end.3

As investor confidence rose amid encouraging economic data early in the period, equity markets generally rallied, though the advance was uneven. However, as the period progressed, concerns about many European countries’ creditworthiness and lingering doubts about the U.S. economic recovery contributed to significant equity market volatility and, ultimately, falling equity prices as many investors sought the relative safety of U.S. Treasury securities. For the six months under review, the blue chip stocks of the Dow Jones Industrial Average had a -5.00% total return, while the broader S&P 500 posted a total return of -6.65% and the technology-heavy NASDAQ Composite Index had a -6.63% return.1 All major industry groups declined during the period, with the weakest performance from the materials, energy and information technology sectors.

Investment Strategy

We invest in a broadly diversified portfolio of equity securities that we consider to be financially strong. To help identify such companies, we use a current relative yield analysis that focuses on a company’s dividend yield (calculated by dividing a stock’s annual per share dividends by its per share market price). This results in a relative yield range for each company that can assist us in determining whether we believe a stock is attractively priced for purchase or sale. A higher relative dividend yield is frequently accompanied by a lower stock price. Therefore, we seek to buy a stock when its relative dividend yield is high and to sell a stock when its relative dividend yield is low, which may be caused by an increase in the price of the stock.

3. Source: Bureau of Labor Statistics.

FGI-3

Manager’s Discussion

During a difficult six-month reporting for stocks of all types, every sector represented within the Fund’s portfolio fell in value. Fund investments that produced positive returns included convertible preferred stock of Citigroup and Bank of America in the financials sector. A bond position in pharmaceuticals manufacturer Mylan Laboratories4 also appreciated nicely during the semiannual period, as did convertible preferred stock of Autoliv, a Swedish manufacturer of automobile safety equipment. The Fund’s position in Republic Services stock was another top contributor to the Fund’s absolute performance. The company provides waste disposal services for U.S. commercial, industrial, municipal, and residential customers through its network of 400 collection companies.

Some of the Fund’s major detractors from performance were energy and materials sector holdings, which were hindered by falling commodities prices as previously robust forecasts for global economic growth and energy demand subsided. This trend weighed on Fund positions in oil and oilfield services stocks such as Exxon Mobil and Halliburton, as well as convertible bonds of Luxembourg-based steelmaker Arcelor-Mittal and globally diversified U.S. mining company Freeport-McMoRan Copper & Gold (converted to stock during the period). In the consumer staples sector, investments in large food and beverage conglomerates such as Unilever, Coca-Cola and Diageo hampered results. In addition, our investments in software giant Microsoft, casino hotel operator MGM Resorts International, and aerospace and defense contractor General Dynamics were key detractors.

Thank you for your participation in Franklin Growth and Income Securities Fund. We look forward to serving your future investment needs.

4. Sold by period-end.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Holdings

Franklin Growth and Income Securities Fund

6/30/10

Company Sector/Industry	% of Total Net Assets
JPMorgan Chase & Co.	3.9%
Financials
Wells Fargo & Co.	3.7%
Financials
Merck & Co.	3.3%
Health Care
Bank of America Corp.	2.6%
Financials
Microchip Technology Inc.	2.6%
Information Technology
Johnson & Johnson	2.5%
Health Care
International Business Machines Corp.	2.4%
Information Technology
Microsoft Corp.	2.4%
Information Technology
Intel Corp.	2.3%
Information Technology
3M Co.	2.3%
Industrials

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

FGI-4

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Franklin Growth and Income Securities Fund Class 2

FGI-5

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 2	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Fund-Level Expenses Incurred During Period* 1/1/10–6/30/10
Actual	$1,000	$935.40	$4.03
Hypothetical (5% return before expenses)	$1,000	$1,020.63	$4.21

*Expenses are calculated using the most recent six-month annualized expense ratio for the Fund’s Class 2 shares (0.84%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

FGI-6

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Franklin Growth and Income Securities Fund

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31,
Class 1		2009	2008	2007	2006	2005

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.47	$8.72	$15.07	$16.83	$15.60	$15.60

Income from investment operations[a]:
Net investment income[b]	0.17	0.31	0.39	0.41	0.42	0.42
Net realized and unrealized gains (losses)	(0.81)	1.92	(5.17)	(0.82)	2.05	0.15

Total from investment operations	(0.64)	2.23	(4.78)	(0.41)	2.47	0.57

Less distributions from:
Net investment income	(0.41)	(0.48)	(0.45)	(0.42)	(0.43)	(0.43)
Net realized gains	—	—	(1.12)	(0.93)	(0.81)	(0.14)

Total distributions	(0.41)	(0.48)	(1.57)	(1.35)	(1.24)	(0.57)

Net asset value, end of period	$9.42	$10.47	$8.72	$15.07	$16.83	$15.60

Total return[c]	(6.33)%	26.82%	(34.95)%	(3.46)%	17.05%	3.71%
Ratios to average net assets[d]
Expenses	0.59%	0.60% [e]	0.55% [e]	0.52% [e]	0.54% [e]	0.51% [e]
Net investment income	3.32%	3.46%	3.17%	2.47%	2.63%	2.74%

Supplemental data
Net assets, end of period (000’s)	$152,231	$174,403	$162,936	$306,691	$388,751	$405,245
Portfolio turnover rate	13.99%	51.05%	30.66%	36.66%	23.05%	43.89%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FGI-7

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Growth and Income Securities Fund

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31,
Class 2		2009	2008	2007	2006	2005

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.33	$8.59	$14.86	$16.62	$15.42	$15.43

Income from investment operations[a]:
Net investment income[b]	0.16	0.28	0.35	0.37	0.37	0.38
Net realized and unrealized gains (losses)	(0.80)	1.90	(5.10)	(0.82)	2.03	0.15

Total from investment operations	(0.64)	2.18	(4.75)	(0.45)	2.40	0.53

Less distributions from:
Net investment income	(0.39)	(0.44)	(0.40)	(0.38)	(0.39)	(0.40)
Net realized gains	—	—	(1.12)	(0.93)	(0.81)	(0.14)

Total distributions	(0.39)	(0.44)	(1.52)	(1.31)	(1.20)	(0.54)

Net asset value, end of period	$9.30	$10.33	$8.59	$14.86	$16.62	$15.42

Total return[c]	(6.46)%	26.55%	(35.14)%	(3.71)%	16.76%	3.51%
Ratios to average net assets[d]
Expenses	0.84%	0.85% [e]	0.80% [e]	0.77% [e]	0.79% [e]	0.76% [e]
Net investment income	3.07%	3.21%	2.92%	2.22%	2.38%	2.49%

Supplemental data
Net assets, end of period (000’s)	$131,493	$152,077	$141,359	$312,692	$348,724	$313,286
Portfolio turnover rate	13.99%	51.05%	30.66%	36.66%	23.05%	43.89%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FGI-8

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Growth and Income Securities Fund

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31,
Class 4		2009	2008[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.45	$8.70	$14.16

Income from investment operations[b]:
Net investment income[c]	0.15	0.28	0.29
Net realized and unrealized gains (losses)	(0.81)	1.92	(4.18)

Total from investment operations	(0.66)	2.20	(3.89)

Less distributions from:
Net investment income	(0.38)	(0.45)	(0.45)
Net realized gains	—	—	(1.12)

Total distributions	(0.38)	(0.45)	(1.57)

Net asset value, end of period	$9.41	$10.45	$8.70

Total return[d]	(6.53)%	26.54%	(31.00)%
Ratios to average net assets[e]
Expenses	0.94%	0.95% [f]	0.90% [f]
Net investment income	2.97%	3.11%	2.82%

Supplemental data
Net assets, end of period (000’s)	$3	$4	$3
Portfolio turnover rate	13.99%	51.05%	30.66%

aFor the period February 29, 2008 (effective date) to December 31, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FGI-9

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited)

Franklin Growth and Income Securities Fund	Country	Shares	Value
Common Stocks 77.3%
Consumer Discretionary 5.9%
Best Buy Co. Inc.	United States	116,500	$3,944,690
Comcast Corp., A	United States	232,080	4,031,229
The Home Depot Inc.	United States	160,500	4,505,235
Limited Brands Inc.	United States	186,900	4,124,883

			16,606,037

Consumer Staples 6.1%
The Coca-Cola Co.	United States	130,000	6,515,600
Diageo PLC, ADR	United Kingdom	88,600	5,558,764
Unilever NV, N.Y. shs.	Netherlands	191,700	5,237,244

			17,311,608

Energy 9.2%
Chevron Corp.	United States	94,200	6,392,412
ConocoPhillips	United States	108,800	5,340,992
Exxon Mobil Corp.	United States	85,244	4,864,875
Halliburton Co.	United States	175,400	4,306,070
Spectra Energy Corp.	United States	256,300	5,143,941

			26,048,290

Financials 6.9%
Aflac Inc.	United States	119,700	5,107,599
JPMorgan Chase & Co.	United States	134,670	4,930,269
Marsh & McLennan Cos. Inc.	United States	192,000	4,329,600
Wells Fargo & Co.	United States	206,500	5,286,400

			19,653,868

Health Care 10.1%
Abbott Laboratories	United States	107,200	5,014,816
Johnson & Johnson	United States	120,600	7,122,636
Merck & Co. Inc.	United States	271,261	9,485,997
Pfizer Inc.	United States	268,300	3,825,958
Roche Holding AG	Switzerland	24,000	3,319,019

			28,768,426

Industrials 13.5%
3M Co.	United States	83,400	6,587,766
Caterpillar Inc.	United States	103,400	6,211,238
General Dynamics Corp.	United States	92,300	5,405,088
General Electric Co.	United States	229,900	3,315,158
J.B. Hunt Transport Services Inc.	United States	108,100	3,531,627
Pitney Bowes Inc.	United States	125,400	2,753,784
Republic Services Inc.	United States	202,900	6,032,217
United Parcel Service Inc., B	United States	78,300	4,454,487

			38,291,365

Information Technology 12.6%
Intel Corp.	United States	342,600	6,663,570
International Business Machines Corp.	United States	54,800	6,766,704
Microchip Technology Inc.	United States	262,300	7,276,202
Microsoft Corp.	United States	293,500	6,753,435
Paychex Inc.	United States	171,400	4,451,258
Xerox Corp.	United States	493,900	3,970,956

			35,882,125

FGI-10

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Franklin Growth and Income Securities Fund	Country	Shares	Value
Common Stocks (continued)
Materials 2.9%
E. I. du Pont de Nemours and Co.	United States	115,000	$3,977,850
Freeport-McMoRan Copper & Gold Inc., B	United States	72,969	4,314,657

			8,292,507

Telecommunication Services 5.3%
AT&T Inc.	United States	236,597	5,723,281
Verizon Communications Inc.	United States	165,600	4,640,112
Vodafone Group PLC	United Kingdom	2,206,800	4,589,101

			14,952,494

Utilities 4.8%
PG&E Corp.	United States	99,500	4,089,450
PPL Corp.	United States	27,000	673,650
Sempra Energy	United States	77,042	3,604,795
The Southern Co.	United States	156,200	5,198,336

			13,566,231

Total Common Stocks (Cost $214,259,834)			219,372,951

Preferred Stocks (Cost $8,133,100) 0.0%[a]
Financials 0.0%[a]
[b]Fannie Mae, 8.25%, pfd.	United States	325,000	110,500

Convertible Preferred Stocks 12.9%
Consumer Discretionary 1.3%
Autoliv Inc., 8.00%, cvt. pfd.	Sweden	54,000	3,506,490

Energy 1.7%
[c]Chesapeake Energy Corp., 5.75%, cvt. pfd., 144A	United States	5,000	4,889,375

Financials 7.2%
Bank of America Corp., 7.25%, cvt. pfd., L	United States	8,100	7,354,800
Citigroup Inc., 7.50%, cvt. pfd.	United States	42,900	4,847,700
Hartford Financial Services Group Inc., 7.25%, cvt. pfd.	United States	130,000	3,008,200
Wells Fargo & Co., 7.50%, cvt. pfd., A	United States	5,700	5,306,700

			20,517,400

Health Care 1.0%
Tenet Healthcare Corp., 7.00%, cvt. pfd.	United States	3,200	2,790,080

Utilities 1.7%
Great Plains Energy Inc., 12.00%, cvt. pfd.	United States	80,000	4,730,000

Total Convertible Preferred Stocks (Cost $31,469,049)			36,433,345

[d] Equity-Linked Securities 2.7%
Energy 1.0%
Credit Suisse into Weatherford International Ltd., 11.00%	United States	200,000	2,743,680

Information Technology 1.7%
[c]Goldman Sachs Group Inc. into Apple Inc., 5.50%, 144A	United States	19,000	4,834,607

Total Equity-Linked Securities (Cost $8,897,920)			7,578,287

FGI-11

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Franklin Growth and Income Securities Fund	Country	Principal Amount[e]	Value
Corporate Bonds (Cost $5,203,782) 2.1%
Financials 2.1%
[f]JPMorgan Chase & Co., junior sub. note, 1, 7.90%, Perpetual	United States	$5,800,000	$5,997,774

Convertible Bonds 3.3%
Consumer Discretionary 2.4%
Carnival Corp., cvt., senior deb., 2.00%, 4/15/21	United States	1,403,000	1,459,120
[c]MGM Resorts International, cvt., senior note, 144A, 4.25%, 4/15/15	United States	6,500,000	5,312,957

			6,772,077

Materials 0.9%
ArcelorMittal, cvt., senior note, 5.00%, 5/15/14	Luxembourg	2,250,000	2,635,313

Total Convertible Bonds (Cost $9,994,653)			9,407,390

Total Investments before Short Term Investments (Cost $277,958,338)			278,900,247

Short Term Investments (Cost $3,787,729) 1.3%
Repurchase Agreements 1.3%
[g]Joint Repurchase Agreement, 0.011%, 7/01/10 (Maturity Value $3,787,730)	United States	3,787,729	3,787,729
Banc of America Securities LLC (Maturity Value $463,656)
Barclays Capital Inc. (Maturity Value $510,018)
BNP Paribas Securities Corp. (Maturity Value $927,312)
Credit Suisse Securities (USA) LLC (Maturity Value $927,312)
Deutsche Bank Securities Inc. (Maturity Value $32,158)
HSBC Securities (USA) Inc. (Maturity Value $231,809)
Morgan Stanley & Co. Inc. (Maturity Value $463,656)
UBS Securities LLC (Maturity Value $231,809)
Collateralized by U.S. Government Agency Securities, 4.25% - 5.25%, 11/15/10 - 11/17/17; [h]U.S. Government Agency Discount Notes, 12/27/10; and U.S. Treasury Notes, 1.00% - 3.625%, 12/31/11 - 8/15/19

Total Investments (Cost $281,746,067) 99.6%			282,687,976
Other Assets, less Liabilities 0.4%			1,039,275

Net Assets 100.0%			$283,727,251

See Abbreviations on page FGI-22.

aRounds to less than 0.1% of net assets.

bNon-income producing.

cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2010, the aggregate value of these securities was $15,036,939, representing 5.29% of net assets.

dSee Note 1(d) regarding equity-linked securities.

eThe principal amount is stated in U.S. dollars unless otherwise indicated.

fPerpetual security with no stated maturity date.

gSee Note 1(c) regarding joint repurchase agreement.

hThe security is traded on a discount basis with no stated coupon rate.

The accompanying notes are an integral part of these financial statements.

FGI-12

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2010 (unaudited)

Franklin Growth and Income Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$277,958,338
Cost - Repurchase agreements	3,787,729

Total cost of investments	$281,746,067

Value - Unaffiliated issuers	$278,900,247
Value - Repurchase agreements	3,787,729

Total value of investments	282,687,976
Receivables:
Capital shares sold	546,294
Dividends and interest	1,064,801
Other assets	566

Total assets	284,299,637

Liabilities:
Payables:
Capital shares redeemed	275,389
Affiliates	188,498
Reports to shareholders	91,591
Accrued expenses and other liabilities	16,908

Total liabilities	572,386

Net assets, at value	$283,727,251

Net assets consist of:
Paid-in capital	$366,306,862
Undistributed net investment income	4,795,832
Net unrealized appreciation (depreciation)	947,359
Accumulated net realized gain (loss)	(88,322,802)

Net assets, at value	$283,727,251

Class 1:
Net assets, at value	$152,231,188

Shares outstanding	16,163,347

Net asset value and maximum offering price per share	$9.42

Class 2:
Net assets, at value	$131,492,742

Shares outstanding	14,140,099

Net asset value and maximum offering price per share	$9.30

Class 4:
Net assets, at value	$3,321

Shares outstanding	353

Net asset value and maximum offering price per share	$9.41

The accompanying notes are an integral part of these financial statements.

FGI-13

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2010 (unaudited)

Franklin Growth and Income Securities Fund
Investment income:
Dividends	$5,667,631
Interest	475,767

Total investment income	6,143,398

Expenses:
Management fees (Note 3a)	831,572
Distribution fees: (Note 3c)
Class 2	181,956
Class 4	7
Unaffiliated transfer agent fees	342
Custodian fees (Note 4)	2,144
Reports to shareholders	58,428
Professional fees	19,116
Trustees’ fees and expenses	1,299
Other	10,464

Total expenses	1,105,328

Net investment income	5,038,070

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	5,962,156
Foreign currency transactions	(46,149)

Net realized gain (loss)	5,916,007

Net change in unrealized appreciation (depreciation) on:
Investments	(30,328,601)
Translation of other assets and liabilities denominated in foreign currencies	(1,974)

Net change in unrealized appreciation (depreciation)	(30,330,575)

Net realized and unrealized gain (loss)	(24,414,568)

Net increase (decrease) in net assets resulting from operations	$(19,376,498)

The accompanying notes are an integral part of these financial statements.

FGI-14

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Growth and Income Securities Fund
	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31, 2009

Increase (decrease) in net assets:
Operations:
Net investment income	$5,038,070	$9,759,311
Net realized gain (loss) from investments and foreign currency transactions	5,916,007	(57,669,814)
Net change in unrealized appreciation (depreciation) on investments and translation of other assets and liabilities denominated in foreign currencies	(30,330,575)	117,578,917

Net increase (decrease) in net assets resulting from operations	(19,376,498)	69,668,414

Distributions to shareholders from:
Net investment income:
Class 1	(6,417,296)	(8,187,942)
Class 2	(5,249,987)	(6,640,173)
Class 4	(134)	(158)

Total distributions to shareholders	(11,667,417)	(14,828,273)

Capital share transactions: (Note 2)
Class 1	(5,470,665)	(17,856,351)
Class 2	(6,242,273)	(14,797,923)

Total capital share transactions	(11,712,938)	(32,654,274)

Net increase (decrease) in net assets	(42,756,853)	22,185,867
Net assets:
Beginning of period	326,484,104	304,298,237

End of period	$283,727,251	$326,484,104

Undistributed net investment income included in net assets:
End of period	$4,795,832	$11,425,179

The accompanying notes are an integral part of these financial statements.

FGI-15

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Franklin Growth and Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-one separate funds. The Franklin Growth and Income Securities Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. At June 30, 2010, 74.25% of the Fund’s shares were held through one insurance company. The Fund offers three classes of shares: Class 1, Class 2, and Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt and certain preferred securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates market value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences

FGI-16

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Growth and Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

a. Financial Instrument Valuation (continued)

may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Joint Repurchase Agreement

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the fund to the seller, collateralized by securities which are delivered to the fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The joint repurchase agreement held by the Fund at period end had been entered into on June 30, 2010.

d. Equity-Linked Securities

The Fund may invest in equity-linked securities. Equity-linked securities are hybrid financial instruments that generally combine both debt and equity characteristics into a single note form. Income received from equity linked securities is recorded as realized gains in the Statement of Operations and may be based on the performance of an underlying equity security, an equity index, or an option position. The risks of investing in equity-linked securities include unfavorable price movements in the underlying security and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with equity linked securities and the appreciation potential may be limited. Equity-linked securities may be more volatile and less liquid than other investments held by the Fund.

FGI-17

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Growth and Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

e. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains. As a result, no provision for federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. As of June 30, 2010, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination by such taxing authorities, which in the case of the U.S. is three years after the filing of a fund’s tax return.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

g. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

FGI-18

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Growth and Income Securities Fund

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2010, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2010[a]		Year Ended December 31, 2009[a]
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	6,473	$67,529	19,644	$180,736
Shares issued in reinvestment of distributions	641,089	6,417,296	956,535	8,187,942
Shares redeemed	(1,136,140)	(11,955,490)	(3,016,988)	(26,225,029)

Net increase (decrease)	(488,578)	$(5,470,665)	(2,040,809)	$(17,856,351)

Class 2 Shares:
Shares sold	495,195	$5,028,671	951,710	$8,248,590
Shares issued in reinvestment of distributions	530,838	5,249,987	784,890	6,640,173
Shares redeemed	(1,602,465)	(16,520,931)	(3,475,755)	(29,686,686)

Net increase (decrease)	(576,432)	$(6,242,273)	(1,739,155)	$(14,797,923)

[a]	During the period Class 4 did not report any share transactions.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	In excess of $15 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

FGI-19

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Growth and Income Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

c. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets of each class. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 2.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2010, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2009, the capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:
2016	$20,500,338
2017	73,467,163

$93,967,501

At June 30, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$282,226,070

Unrealized appreciation	$29,870,479
Unrealized depreciation	(29,408,573)

Net unrealized appreciation (depreciation)	$461,906

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and bond discounts and premiums.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2010, aggregated $42,645,658 and $52,571,575, respectively.

FGI-20

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Growth and Income Securities Fund

7. CREDIT RISK

At June 30, 2010, the Fund had 11.01% of its portfolio invested in high yield or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

8. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively “Borrowers”), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 21, 2011. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.10% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended June 30, 2010, the Fund did not use the Global Credit Facility.

9. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

FGI-21

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Growth and Income Securities Fund

9. FAIR VALUE MEASUREMENTS (continued)

The following is a summary of the inputs used as of June 30, 2010, in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Equity Investments:[a]
Consumer Discretionary	$16,606,037	$3,506,490	$—	$20,112,527
Energy	26,048,290	4,889,375	—	30,937,665
Health Care	28,768,426	2,790,080	—	31,558,506
Utilities	13,566,231	4,730,000	—	18,296,231
Other Equity Investments[b]	155,011,867	—	—	155,011,867
Equity-Linked Securities	—	7,578,287	—	7,578,287
Corporate Bonds	—	5,997,774	—	5,997,774
Convertible Bonds	—	9,407,390	—	9,407,390
Short Term Investments	—	3,787,729	—	3,787,729

Total Investments in Securities	$240,000,851	$42,687,125	$—	$282,687,976

aIncludes common and preferred stock as well as other equity investments.

bFor detailed industry descriptions, see the accompanying Statement of Investments.

10. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS
Selected Portfolio
ADR - American Depository Receipt

FGI-22

FRANKLIN HIGH INCOME SECURITIES FUND

This semiannual report for Franklin High Income Securities Fund covers the period ended June 30, 2010.

Performance Summary as of 6/30/10

Franklin High Income Securities Fund – Class 2 delivered a +3.28% total return for the six-month period ended 6/30/10.

Performance reflects the Fund’s Class 2 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin High Income Securities Fund – Class 2

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

Fund Goals and Main Investments: Franklin High Income Securities Fund seeks a high level of current income with capital appreciation as a secondary goal. The Fund normally invests substantially in high yield, lower rated debt securities and preferred stocks.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund underperformed its benchmark, the Credit Suisse (CS) High Yield Index, which posted a +4.69% total return for the period under review.1 The Fund performed comparably to its peers, as measured by the +3.38% return of the Lipper VIP High Current Yield Funds Classification Average.2

Economic and Market Overview

The U.S. economy improved during the six-month reporting period as corporate profits, manufacturing, consumer spending and exports showed gains. The nation’s economic activity as measured by gross domestic product grew at annualized rates of 3.7% and an estimated 2.4% in 2010’s first and second quarters. Remaining challenges to economic recovery included elevated debt concerns, a struggling housing sector and lack of job prospects for the unemployed as federal stimulus measures began to wind down. The unemployment rate stood at 10.0% in December 2009 and dipped to 9.5% by period-end.3

As economic conditions improved, demand for energy products increased and crude oil prices rose from $79 per barrel at the end of December 2009 to a period high of nearly $87 in early April. When European debt concerns threatened the global recovery, oil prices fell and ended the period at $76. June’s inflation rate was an annualized 1.1%.3 Core inflation, which excludes food and energy costs, rose at a 0.9% annualized rate.3 The core personal consumption expenditures price index reported a 12-month increase of 1.4%.4

During the period under review, economic improvement and benign inflation trends prompted Federal Reserve Board (Fed) policymakers to maintain record-low interest rates and discontinue certain stimulus plans. Noting that it believed the recession had ended, the Fed left the federal funds target rate unchanged at a range of 0% to 0.25%. As the

1. Source: © 2010 Morningstar.

2. Source: Lipper Inc.

One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

3. Source: Bureau of Labor Statistics.

4. Source: Bureau of Economic Analysis.

Fund Risks: Because the Fund invests in bonds and other debt obligations, its share price and yield will be affected by interest rate movements. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund invests substantially in high yield, lower rated (junk) bonds, which generally have greater price swings and higher risk of default and loss of principal than investment-grade bonds. Bank loans and loan participations involve credit, interest rate and illiquidity risks. Foreign investing, especially in emerging markets, involves additional risks including currency fluctuations, economic instability, market volatility, and political and social instability. Derivative instruments may be volatile and illiquid, may give rise to leverage and may involve a small investment relative to the risk assumed. The Fund’s prospectus also includes a description of the main investment risks.

Fed’s support and liquidity programs ended, many observers questioned the recovery’s strength and sustainability. Consumer confidence tumbled in June due to disappointing employment numbers, a plunge in home sales spurred by the expiration of a homebuyer tax credit and nervousness over upcoming second-quarter earnings reports. Near period-end, investor fears about weak economic data and the potential spillover effects of the European debt crisis caused losses in financial markets.

Wary investors favored short-term Treasuries, and the Treasury yield curve reached historically steep levels during the period. The spread between two- and 10-year Treasury yields decreased from 271 basis points (100 basis points equal one percentage point) at the beginning of the period to 236 basis points at period-end. The two-year Treasury bill yield decreased from 1.14% to 0.61% over the six-month period, while the 10-year Treasury note yield fell from 3.85% to 2.97%.

Investment Strategy

We are research-driven, fundamental investors who rely on a team of analysts to provide in-depth industry expertise and use qualitative and quantitative analyses to evaluate companies. As bottom-up investors, we focus primarily on individual securities. We also consider sectors when choosing investments. In selecting securities for the Fund’s investment portfolio, we do not rely principally on ratings assigned by rating agencies, but perform our own independent analysis to evaluate an issuer’s creditworthiness. We consider a variety of factors, including an issuer’s experience and managerial strength, its sensitivity to economic conditions and its current financial condition.

Manager’s Discussion

During the six months under review, Franklin High Income Securities Fund generated a moderately positive return in a fairly volatile high yield market. The high yield market started the period strongly following the market’s significant rebound in 2009; however, financial markets in early 2010 were negatively impacted by a fiscal crisis in Greece; fears of contagion to other fiscally weak European countries such as Ireland, Portugal, Spain and Italy; and related troubles in the European banking system. Although the Greek crisis was averted, concerns lingered over other European countries’ financial stability and the potential impact on economic recovery in Europe and elsewhere. Thus, by late April, markets gave up earlier gains, and the high yield market’s risk premiums widened to end the period with an overall increase in spreads. As high yield fund flows turned somewhat negative toward period-end, new-issue supply slowed considerably, which helped keep supply and demand largely in balance. In addition, most companies facing financial difficulties had already refinanced their near-term maturity debt, leaving many of those in the high yield market with reasonably strong fundamentals.

Given a more positive economic environment at the beginning of the period, we added some higher risk positions to the portfolio. However, the Fund remained somewhat conservatively positioned relative to the benchmark index resulting in underperformance in 2010’s first quarter. Volatility surged in the second quarter, and the Fund’s positioning ultimately helped it to perform in line with its peers for the period. In addition, we drew on our fundamental research process to adjust our industry positioning during the period, and we over- or underweighted certain industries relative to the benchmark index in an effort to outperform it.

For example, we overweighted the gaming/leisure industry, which outperformed the overall index, as economic conditions improved.5 Our positioning, therefore, helped relative performance. We underweighted the paper industry throughout the period.6 Although this industry could benefit from an economic recovery, weak long-term demand trends increased concerns about the industry’s fundamental outlook in our analysis. The Fund benefited from its positioning as the paper industry significantly underperformed the index. Similarly, our underweighted allocation to the technology sector aided relative results as the sector underperformed the index given investor concerns over highly leveraged balance sheets in much of the sector.7

Although some of the Fund’s positioning helped performance relative to the benchmark index, certain industry weightings had a negative effect. For example, the Fund’s positioning versus the index in the financials, utilities and cable industries hindered results.8 Historically a small portion of the high yield universe, the financials industry has grown to be one of the index’s largest weightings. Much of this increase was driven by downgrades of companies to below investment grade as the industry struggled. Although we did find select investments in the industry, we chose to underweight financials as we believed many such companies were at a significant disadvantage compared with their often large and

5. Gaming/leisure holdings are in consumer services in the SOI.

6. Paper holdings are in materials in the SOI.

7. Technology holdings are in semiconductors and semiconductor equipment, software and services, and technology hardware and equipment in the SOI.

8. Financials holdings are in banks and diversified financials in the SOI. Cable holdings are in media in the SOI.

Top 10 Sectors/Industries

Franklin High Income Securities Fund 6/30/10

% of Total Net Assets
Energy	14.4%
Media	11.0%
Materials	9.5%
Health Care Equipment & Services	8.6%
Telecommunication Services	7.8%
Capital Goods	7.1%
Consumer Services	6.0%
Utilities	5.6%
Diversified Financials	4.9%
Automobiles & Components	3.1%

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

better capitalized, investment grade-rated competitors. However, the industry rallied during the reporting period as fundamentals stabilized somewhat, and our underweighted positioning hurt results. The negative effect relative to the Lipper average was mitigated by underweighted positions held by many funds in the Lipper peer group. We overweighted the utilities and cable industries. As typically defensive areas of the market, they notably underperformed the index during the market rally early in the period and hindered relative performance for the overall period. In addition, the independent power producing segment of the utilities industry was pressured during the period by a weak near-term operating outlook.

Thank you for your participation in Franklin High Income Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Franklin High Income Securities Fund – Class 2

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 2	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Fund-Level Expenses Incurred During Period* 1/1/10–6/30/10
Actual	$1,000	$1,032.80	$4.33
Hypothetical (5% return before expenses)	$1,000	$1,020.53	$4.31

*Expenses are calculated using the most recent six-month annualized expense ratio for the Fund’s Class 2 shares (0.86%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Franklin High Income Securities Fund

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31,
Class 1		2009		2008	2007	2006	2005

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$6.26	$4.68		$6.72	$6.96	$6.82	$6.99

Income from investment operations[a]:
Net investment income[b]	0.25	0.46		0.50	0.51	0.49	0.48
Net realized and unrealized gains (losses)	(0.04)	1.50		(1.92)	(0.30)	0.12	(0.23)

Total from investment operations	0.21	1.96		(1.42)	0.21	0.61	0.25

Less distributions from net investment income	(0.44)	(0.38)		(0.62)	(0.45)	(0.47)	(0.42)

Net asset value, end of period	$6.03	$6.26		$4.68	$6.72	$6.96	$6.82

Total return[c]	3.42%	42.99%		(23.16)%	3.02%	9.48%	3.72%
Ratios to average net assets[d]
Expenses before expense reduction	0.61%	0.63%		0.66%	0.61%	0.64%	0.60%
Expenses net of expense reduction	0.61%	0.63%	[e]	0.66% [e]	0.61% [e]	0.63%	0.60% [e]
Net investment income	7.94%	8.33%		8.30%	7.38%	7.14%	6.96%

Supplemental data
Net assets, end of period (000’s)	$46,882	$48,855		$38,225	$61,286	$77,641	$87,814
Portfolio turnover rate	29.01%	26.41%		21.75%	40.65%	37.99%	47.60%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin High Income Securities Fund

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31,
Class 2		2009		2008	2007	2006	2005

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$6.13	$4.59		$6.60	$6.85	$6.71	$6.90

Income from investment operations[a]:
Net investment income[b]	0.24	0.44		0.47	0.48	0.46	0.45
Net realized and unrealized gains (losses)	(0.04)	1.47		(1.88)	(0.29)	0.13	(0.23)

Total from investment operations	0.20	1.91		(1.41)	0.19	0.59	0.22

Less distributions from net investment income	(0.43)	(0.37)		(0.60)	(0.44)	(0.45)	(0.41)

Net asset value, end of period	$5.90	$6.13		$4.59	$6.60	$6.85	$6.71

Total return[c]	3.28%	42.70%		(23.38)%	2.72%	9.36%	3.31%
Ratios to average net assets[d]
Expenses before expense reduction	0.86%	0.88%		0.91%	0.86%	0.89%	0.85%
Expenses net of expense reduction	0.86%	0.88%	[e]	0.91% [e]	0.86% [e]	0.88%	0.85% [e]
Net investment income	7.69%	8.08%		8.05%	7.13%	6.89%	6.71%

Supplemental data
Net assets, end of period (000’s)	$188,740	$198,567		$84,396	$155,777	$166,318	$139,413
Portfolio turnover rate	29.01%	26.41%		21.75%	40.65%	37.99%	47.60%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin High Income Securities Fund

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31,
		2009		2008[a]

Class 4
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$6.22	$4.67		$6.55

Income from investment operations[b]:
Net investment income[c]	0.24	0.45		0.39
Net realized and unrealized gains (losses)	(0.04)	1.48		(1.65)

Total from investment operations	0.20	1.93		(1.26)

Less distributions from net investment income	(0.43)	(0.38)		(0.62)

Net asset value, end of period	$5.99	$6.22		$4.67

Total return[d]	3.30%	42.36%		(21.34)%
Ratios to average net assets[e]
Expenses	0.96%	0.98%	[f]	1.01% [f]
Net investment income	7.59%	7.98%		7.95%

Supplemental data
Net assets, end of period (000’s)	$21,181	$15,105		$2,244
Portfolio turnover rate	29.01%	26.41%		21.75%

aFor the period February 29, 2008 (effective date) to December 31, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited)

Franklin High Income Securities Fund	Country	Principal Amount [a]	Value
[b,c]Senior Floating Rate Interests 1.9%
Materials 0.6%
Novelis Corp., U.S. Term Loan, 2.54%, 7/07/14	United States	1,579,772	$1,496,506

Media 0.3%
Univision Communications Inc., Initial Term Loan, 2.597%, 9/29/14	United States	993,691	836,495

Utilities 1.0%
Dynegy Holdings Inc.,
Term L/C Facility, 4.10%, 4/02/13	United States	1,386,133	1,298,201
Term Loan B, 4.10%, 4/02/13	United States	111,298	104,238
[d]Texas Competitive Electric Holdings Co. LLC, Term Loan, 5.75%, 10/10/14	United States	1,500,000	1,102,768

			2,505,207

Total Senior Floating Rate Interests (Cost $5,003,161)			4,838,208

Corporate Bonds 92.0%
Automobiles & Components 3.1%
[e]Cooper-Standard Automotive Inc., senior note, 144A, 8.50%, 5/01/18	United States	800,000	810,000
Ford Motor Credit Co. LLC, 7.80%, 6/01/12	United States	1,500,000	1,545,586
senior note, 9.875%, 8/10/11	United States	1,000,000	1,052,540
senior note, 7.00%, 4/15/15	United States	2,000,000	1,981,108
senior note, 8.125%, 1/15/20	United States	1,000,000	1,023,047
[e]TRW Automotive Inc., senior note, 144A, 7.25%, 3/15/17	United States	1,700,000	1,657,500

			8,069,781

Banks 0.8%
[f]Wells Fargo Capital XV, pfd., 9.75%, Perpetual	United States	2,000,000	2,150,000

Capital Goods 7.1%
[e]Allison Transmission Inc., senior note, 144A, 11.00%, 11/01/15	United States	2,200,000	2,304,500
Arvinmeritor Inc., senior note, 10.625%, 3/15/18	United States	1,900,000	2,023,500
[e]Case New Holland Inc., senior note, 144A, 7.875%, 12/01/17	United States	2,100,000	2,126,250
Greenbrier Cos. Inc., senior note, 8.375%, 5/15/15	United States	600,000	568,500
[e]Libbey Glass Inc., senior secured note, 144A, 10.00%, 2/15/15	United States	1,000,000	1,040,000
Manitowoc Co. Inc., senior note, 9.50%, 2/15/18	United States	1,000,000	1,005,000
Oshkosh Corp., senior note, 8.25%, 3/01/17	United States	300,000	313,500
8.50%, 3/01/20	United States	2,400,000	2,508,000
[e]RBS Global & Rexnord Corp., senior note, 144A, 8.50%, 5/01/18	United States	2,200,000	2,134,000
[e]RSC Equipment Rental Inc./RSC Holdings III LLC, senior note, 144A, 10.25%, 11/15/19	United States	2,500,000	2,537,500
[e]Thermon Industries Inc., senior secured note, 144A, 9.50%, 5/01/17	United States	1,700,000	1,729,750

			18,290,500

Commercial & Professional Services 0.9%
[g,h]Goss Graphic Systems Inc., senior sub. note, 12.25%, 11/19/05	United States	1,912,374	191
[e,i]JohnsonDiversey Holdings Inc., senior note, 144A, PIK, 10.50%, 5/15/20	United States	2,100,000	2,362,500

			2,362,691

Consumer Durables & Apparel 2.4%
Jarden Corp., senior sub. note, 7.50%, 5/01/17	United States	2,200,000	2,167,000
Jostens IH Corp., senior sub. note, 7.625%, 10/01/12	United States	2,100,000	2,110,500
KB Home, senior note, 6.25%, 6/15/15	United States	1,600,000	1,432,000
Standard Pacific Corp., senior note, 8.375%, 5/15/18	United States	600,000	573,000

			6,282,500

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Franklin High Income Securities Fund	Country	Principal Amount [a]	Value
Corporate Bonds (continued)
Consumer Services 6.0%
[e,h]Fontainebleau Las Vegas, 144A, 10.25%, 6/15/15	United States	1,700,000	$14,875
Harrah’s Operating Co. Inc., senior secured note, 11.25%, 6/01/17	United States	3,000,000	3,157,500
MGM MIRAGE,
senior note, 6.625%, 7/15/15	United States	2,500,000	1,981,250
senior note, 6.875%, 4/01/16	United States	1,200,000	966,000
[e]senior secured note, 144A, 9.00%, 3/15/20	United States	600,000	619,500
Norwegian Cruise Line Ltd., senior secured note, 11.75%, 11/15/16	United States	2,000,000	2,100,000
Pinnacle Entertainment Inc.,
[e]senior note, 144A, 8.625%, 8/01/17	United States	2,200,000	2,277,000
senior sub. note, 7.50%, 6/15/15	United States	400,000	377,000
Royal Caribbean Cruises Ltd., senior deb., 7.25%, 3/15/18	United States	1,500,000	1,462,500
[e]Shingle Springs Tribal Gaming Authority, senior note, 144A, 9.375%, 6/15/15	United States	700,000	558,250
[h]Station Casinos Inc.,
senior note, 6.00%, 4/01/12	United States	200,000	12,875
senior note, 7.75%, 8/15/16	United States	1,000,000	61,250
senior sub. note, 6.50%, 2/01/14	United States	100,000	1,250
senior sub. note, 6.875%, 3/01/16	United States	1,000,000	5,750
[e]Universal City Development,
senior note, 144A, 8.875%, 11/15/15	United States	1,500,000	1,515,000
senior sub. note, 144A, 10.875%, 11/15/16	United States	200,000	205,000

			15,315,000

Diversified Financials 4.7%
[f]Bank of America Corp., pfd., sub. bond, M, 8.125%, Perpetual	United States	2,500,000	2,418,750
CIT Group Inc., senior secured sub. bond, 7.00%, 5/01/17	United States	3,000,000	2,715,000
GMAC Inc.,
senior note, 6.875%, 8/28/12	United States	3,000,000	3,022,500
sub. note, 8.00%, 12/31/18	United States	1,000,000	930,000
International Lease Finance Corp., senior note, R, 5.65%, 6/01/14	United States	2,800,000	2,499,000
[h]Lehman Brothers Holdings Inc., senior note, 6.20%, 9/26/14	United States	2,300,000	465,750

			12,051,000

Energy 14.4%
Anadarko Petroleum Corp., senior note, 8.70%, 3/15/19	United States	2,000,000	1,892,212
[e]Antero Resources Finance, senior note, 144A, 9.375%, 12/01/17	United States	2,600,000	2,613,000
Berry Petroleum Co., senior note, 10.25%, 6/01/14	United States	1,400,000	1,512,000
Chesapeake Energy Corp., senior note, 6.25%, 1/15/18	United States	3,700,000	3,700,000
[e]Consol Energy Inc., senior note, 144A,
8.00%, 4/01/17	United States	500,000	518,750
8.25%, 4/01/20	United States	500,000	523,750
Crosstex Energy LP/Crosstex Energy Finance Corp., senior note, 8.875%, 2/15/18	United States	500,000	501,875
Denbury Resources Inc., senior sub. note, 8.25%, 2/15/20	United States	698,000	732,900
El Paso Corp., senior note,
12.00%, 12/12/13	United States	400,000	463,000
6.875%, 6/15/14	United States	2,000,000	2,047,046
[c]Enterprise Products Operating LLC, junior sub. note, FRN, 7.034%, 1/15/68	United States	1,900,000	1,750,472
[e]Expro Finance Luxembourg, senior secured note, 144A, 8.50%, 12/15/16	United Kingdom	1,500,000	1,440,000
[e]General Maritime Corp., senior note, 144A, 12.00%, 11/15/17	United States	1,100,000	1,127,500
[e]Holly Corp., senior note, 144A, 9.875%, 6/15/17	United States	700,000	722,750
[e]Linn Energy Corp., senior note, 144A, 8.625%, 4/15/20	United States	1,700,000	1,748,875
[e]Martin Midstream Partners LP, senior note, 144A, 8.875%, 4/01/18	United States	900,000	895,500
Peabody Energy Corp., senior note, B, 6.875%, 3/15/13	United States	2,000,000	2,025,000
Penn Virginia Resource, senior note, 8.25%, 4/15/18	United States	400,000	395,000

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Franklin High Income Securities Fund	Country	Principal Amount [a]	Value
Corporate Bonds (continued)
Energy (continued)
Petrohawk Energy Corp., senior note, 7.875%, 6/01/15	United States	1,800,000	$1,813,500
[e]Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14	Switzerland	1,600,000	1,400,000
Plains Exploration & Production Co., senior note, 7.625%, 6/01/18	United States	2,200,000	2,164,250
Quicksilver Resources Inc., senior note,
8.25%, 8/01/15	United States	2,000,000	1,985,000
9.125%, 8/15/19	United States	300,000	306,000
[e]SandRidge Energy Inc., senior note, 144A,
8.00%, 6/01/18	United States	2,000,000	1,905,000
8.75%, 1/15/20	United States	300,000	286,500
Teekay Corp., senior note, 8.50%, 1/15/20	Canada	700,000	700,000
Tesoro Corp., senior note, 6.50%, 6/01/17	United States	2,000,000	1,840,000

			37,009,880

Food & Staples Retailing 0.7%
Rite Aid Corp., senior secured note, 9.75%, 6/12/16	United States	1,800,000	1,890,000

Food, Beverage & Tobacco 2.1%
[e]Alliance One International Inc., senior note, 144A, 10.00%, 7/15/16	United States	400,000	409,000
[e]CEDC Finance Corp. International Inc., senior secured note, 144A, 9.125%, 12/01/16	United States	1,200,000	1,170,000
[e]JBS USA LLC, senior note, 144A, 11.625%, 5/01/14	United States	2,100,000	2,362,500
[e]Pinnacle Foods Finance LLC, senior note, 144A, 9.25%, 4/01/15	United States	1,300,000	1,332,500

			5,274,000

Health Care Equipment & Services 8.6%
Boston Scientific Corp., senior note, 6.00%, 1/15/20	United States	1,500,000	1,492,980
DaVita Inc., senior sub. note, 7.25%, 3/15/15	United States	2,000,000	2,010,000
FMC Finance III SA, senior note, 6.875%, 7/15/17	Germany	2,200,000	2,233,000
[e]Fresenius US Finance II, senior note, 144A, 9.00%, 7/15/15	Germany	1,000,000	1,088,750
HCA Inc., senior secured bond, 7.25%, 9/15/20	United States	900,000	909,000
senior secured note, 9.125%, 11/15/14	United States	4,000,000	4,195,000
senior secured note, 7.875%, 2/15/20	United States	1,500,000	1,550,625
Tenet Healthcare Corp., senior note, 7.375%, 2/01/13	United States	2,400,000	2,418,000
[i]United Surgical Partners International Inc., senior sub. note, PIK, 9.25%, 5/01/17	United States	2,300,000	2,311,500
[c,i]US Oncology Holdings Inc., senior note, PIK, FRN, 7.178%, 3/15/12	United States	2,773,000	2,539,591
Vanguard Health Holding Co. II LLC, senior note, 8.00%, 2/01/18	United States	1,300,000	1,254,500

			22,002,946

Materials 8.9%
[e]Building Materials Corp. of America, senior note, 144A, 7.50%, 3/15/20	United States	800,000	790,000
Freeport-McMoRan Copper & Gold Inc., senior note, 8.375%, 4/01/17	United States	1,700,000	1,872,429
Huntsman International LLC, senior sub. note, 7.875%, 11/15/14	United States	2,000,000	1,940,000
[e]Ineos Finance PLC, senior secured note, 144A, 9.00%, 5/15/15	United Kingdom	200,000	199,500
[e]Ineos Group Holdings PLC, senior secured note, 144A, 8.50%, 2/15/16	United Kingdom	2,000,000	1,570,000
[e]LBI Escrow Corp., senior secured note, 144A, 8.00%, 11/01/17	United States	800,000	826,000
[e]MacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17	United States	2,200,000	2,211,000
Nalco Co., senior note, 8.25%, 5/15/17	United States	100,000	104,000
senior sub. note, 8.875%, 11/15/13	United States	1,700,000	1,751,000
NewPage Corp., senior secured note, 11.375%, 12/31/14	United States	2,500,000	2,281,250
Novelis Inc., senior note, 11.50%, 2/15/15	Canada	700,000	735,000
Owens-Illinois Inc., senior note, 7.80%, 5/15/18	United States	2,000,000	2,092,500
[e]Reynolds Group Issuer Inc./LLC/SA, senior note, 144A, 8.50%, 5/15/18	United States	2,300,000	2,268,375

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Franklin High Income Securities Fund	Country	Principal Amount [a]	Value
Corporate Bonds (continued)
Materials (continued)
Solo Cup Co., senior secured note, 10.50%, 11/01/13	United States	400,000	$415,500
senior sub. note, 8.50%, 2/15/14	United States	2,000,000	1,805,000
Teck Resources Ltd., senior secured note, 10.75%, 5/15/19	Canada	1,700,000	2,086,147

			22,947,701

Media 10.5%
Cablevision Systems Corp., senior note, 7.75%, 4/15/18	United States	1,000,000	1,005,000
[e]144A, 8.625%, 9/15/17	United States	1,000,000	1,025,000
CCH II LLC/CCH II Capital Corp., senior note, 13.50%, 12/02/16	United States	2,566,822	3,003,183
[e]CCO Holdings LLC, senior note, 144A, 8.125%, 4/30/20	United States	200,000	205,500
[e]Clear Channel Worldwide Holdings Inc., senior note, A, 144A, 9.25%, 12/15/17	United States	300,000	300,000
B, 144A, 9.25%, 12/15/17	United States	2,300,000	2,323,000
EchoStar DBS Corp., senior note, 7.125%, 2/01/16	United States	2,500,000	2,518,750
[e]Lamar Media Corp., senior sub. note, 144A, 7.875%, 4/15/18	United States	900,000	909,000
LIN Television Corp.,
[e]senior note, 144A, 8.375%, 4/15/18	United States	200,000	200,000
senior sub. note, 6.50%, 5/15/13	United States	2,000,000	1,960,000
[e]Live Nation Entertainment Inc., senior note, 144A, 8.125%, 5/15/18	United States	2,500,000	2,437,500
[e]Media General Inc., senior secured note, 144A, 11.75%, 2/15/17	United States	1,100,000	1,122,000
[j]Radio One Inc., senior sub. note, 6.375%, 2/15/13	United States	2,000,000	1,710,000
[e]Sinclair Television Group Inc., senior secured note, 144A, 9.25%, 11/01/17	United States	2,000,000	2,030,000
[e,i]Univision Communications Inc., senior note, 144A, PIK, 10.50%, 3/15/15	United States	332,326	270,053
[e]UPC Germany GmbH, senior secured bond, 144A, 8.125%, 12/01/17	Germany	1,500,000	1,509,375
[e]UPC Holding BV, senior note, 144A, 9.875%, 4/15/18	Netherlands	1,500,000	1,515,000
[e]Virgin Media Secured Finance, senior secured note, 144A, 6.50%, 1/15/18	United Kingdom	1,100,000	1,086,250
WMG Acquisition Corp., senior secured note, 9.50%, 6/15/16	United States	1,600,000	1,712,000

			26,841,611

Pharmaceuticals, Biotechnology & Life Sciences 0.6%
[e]Mylan Inc., senior note, 144A, 7.875%, 7/15/20	United States	1,600,000	1,640,000

Real Estate 1.0%
FelCor Lodging LP, senior secured note, 10.00%, 10/01/14	United States	400,000	420,000
Forest City Enterprises Inc., senior note,
7.625%, 6/01/15	United States	2,000,000	1,855,000
6.50%, 2/01/17	United States	300,000	250,500

			2,525,500

Retailing 1.6%
Dollar General Corp., senior note, 10.625%, 7/15/15	United States	1,622,000	1,782,173
Michaels Stores Inc., senior note, 10.00%, 11/01/14	United States	2,200,000	2,282,500

			4,064,673

Semiconductors & Semiconductor Equipment 1.2%
[e]Advanced Micro Devices Inc., senior note, 144A, 8.125%, 12/15/17	United States	500,000	500,000
Freescale Semiconductor Inc., senior note,
8.875%, 12/15/14	United States	2,500,000	2,306,250
10.125%, 12/15/16	United States	200,000	161,000

			2,967,250

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Franklin High Income Securities Fund	Country	Principal Amount [a]		Value
Corporate Bonds (continued)
Software & Services 1.8%
First Data Corp., senior note, 9.875%,
9/24/15	United States	1,100,000		$841,500
9/24/15	United States	700,000		528,500
[e]Sitel LLC, senior note, 144A, 11.50%, 4/01/18	United States	1,300,000		1,209,000
SunGard Data Systems Inc., senior sub. note, 10.25%, 8/15/15	United States	1,600,000		1,660,000
[e]Trans Union LLC/TransUnion Corp., senior note, 144A, 11.375%, 6/15/18	United States	600,000		634,500

				4,873,500

Technology Hardware & Equipment 1.7%
Jabil Circuit Inc., senior note, 7.75%, 7/15/16	United States	1,200,000		1,260,000
Sanmina-SCI Corp., senior sub. note,
6.75%, 3/01/13	United States	1,200,000		1,194,000
8.125%, 3/01/16	United States	1,300,000		1,287,000
Viasat Inc., senior note, 8.875%, 9/15/16	United States	500,000		511,250

				4,252,250

Telecommunication Services 7.8%
Crown Castle International Corp.,
senior bond, 7.125%, 11/01/19	United States	100,000		98,250
senior note, 9.00%, 1/15/15	United States	2,000,000		2,125,000
[e]Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15	Jamaica	2,000,000		1,965,000
[e]Integra Telecom Inc., senior secured note, 144A, 10.75%, 4/15/16	United States	1,100,000		1,082,125
Intelsat Subsidiary Holding Co. Ltd., senior note,
8.50%, 1/15/13	Bermuda	2,000,000		2,025,000
[e]144A, 8.875%, 1/15/15	Bermuda	2,000,000		2,032,500
MetroPCS Wireless Inc., senior note, 9.25%, 11/01/14	United States	2,000,000		2,070,000
Millicom International Cellular SA, senior note, 10.00%, 12/01/13	Luxembourg	900,000		931,500
[e]New Communications Holdings, senior note, 144A,
8.25%, 4/15/17	United States	400,000		403,500
8.50%, 4/15/20	United States	400,000		403,000
8.75%, 4/15/22	United States	900,000		904,500
Qwest Communications International Inc., senior note, B, 7.50%, 2/15/14	United States	1,000,000		1,007,500
[e]SBA Telecommunications Inc., senior note, 144A, 8.25%, 8/15/19	United States	800,000		846,000
Sprint Nextel Corp., senior note, 8.375%, 8/15/17	United States	1,500,000		1,507,500
[e]Wind Acquisition Finance SA, senior note, 144A, 12.00%, 12/01/15	Italy	2,025,000		2,106,000
[e,i]Wind Acquisition Holdings Finance SA, senior secured note, 144A, PIK, 12.25%, 7/15/17	Italy	400,000	EUR	447,345

				19,954,720

Transportation 1.5%
[e]Ceva Group PLC, senior secured note, 144A,
11.625%, 10/01/16	United Kingdom	200,000		207,500
11.50%, 4/01/18	United Kingdom	1,800,000		1,836,000
[e]Delta Air Lines Inc., senior secured note, 144A, 9.50%, 9/15/14	United States	1,700,000		1,793,500

				3,837,000

Utilities 4.6%
Ameren Corp., senior note, 8.875%, 5/15/14	United States	1,600,000		1,856,936
CMS Energy Corp., senior note, 8.75%, 6/15/19	United States	2,000,000		2,219,986
Dynegy Holdings Inc., senior note, 8.375%, 5/01/16	United States	1,000,000		796,250
[e]Intergen NV, senior secured note, 144A, 9.00%, 6/30/17	Netherlands	2,000,000		2,010,000
NRG Energy Inc., senior note,
7.25%, 2/01/14	United States	700,000		711,375
7.375%, 2/01/16	United States	2,600,000		2,593,500
Texas Competitive Electric Holdings Co. LLC, senior note, A, 10.25%, 11/01/15	United States	2,500,000		1,662,500

				11,850,547

Total Corporate Bonds (Cost $236,593,067)				236,453,050

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Franklin High Income Securities Fund	Country	Shares	Value
Common Stocks (Cost $865,221) 0.2%
Media 0.2%
[k]Dex One Corp.	United States	27,909	$530,271

Preferred Stocks (Cost $214,420) 0.2%
Diversified Financials 0.2%
[e]GMAC Inc., 7.00%, pfd., 144A	United States	604	469,516

Total Investments before Short Term Investments (Cost $242,675,869)			242,291,045

		Principal Amount [a]
Short Term Investments (Cost $12,551,196) 4.9%
Repurchase Agreements 4.9%
[l]Joint Repurchase Agreement, 0.011%, 7/01/10 (Maturity Value $12,551,200)	United States	12,551,196	12,551,196
Banc of America Securities LLC (Maturity Value $1,536,392)
Barclays Capital Inc. (Maturity Value $1,690,020)
BNP Paribas Securities Corp. (Maturity Value $3,072,785)
Credit Suisse Securities (USA) LLC (Maturity Value $3,072,785)
Deutsche Bank Securities Inc. (Maturity Value $106,560)
HSBC Securities (USA) Inc. (Maturity Value $768,133)
Morgan Stanley & Co. Inc. (Maturity Value $1,536,392)
UBS Securities LLC (Maturity Value $768,133)
Collateralized by U.S. Government Agency Securities, 4.25% - 5.25%, 11/15/10 - 11/17/17; [m]U.S. Government Agency Discount Notes, 12/27/10; and U.S. Treasury Notes, 1.00% - 3.625%, 12/31/11 - 8/15/19

Total Investments (Cost $255,227,065) 99.2%			254,842,241
Other Assets, less Liabilities 0.8%			1,961,121

Net Assets 100.0%			$256,803,362

aThe principal amount is stated in U.S. dollars unless otherwise indicated.

bSee Note 1(f) regarding senior floating rate interests.

cThe coupon rate shown represents the rate at period end.

dSecurity purchased on a delayed delivery basis. See Note 1(d).

eSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2010, the aggregate value of these securities was $84,723,539, representing 32.99% of net assets.

fPerpetual security with no stated maturity date.

gSecurity has been deemed illiquid because it may not be able to be sold within seven days. At June 30, 2010, the value of this security was $191, representing less than 0.01% of net assets.

hSee Note 7 regarding defaulted securities.

iIncome may be received in additional securities and/or cash.

jSee Note 9 regarding other considerations.

kNon-income producing.

lSee Note 1(c) regarding joint repurchase agreement.

mThe security is traded on a discount basis with no stated coupon rate.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Franklin High Income Securities Fund

At June 30, 2010, the Fund had the following forward exchange contract outstanding. See Note 1(e).

Forward Exchange Contract

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	DBAB	Sell	389,500	$567,852	12/15/10	$90,995	$—

See Abbreviations on page FH-29.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2010 (unaudited)

Franklin High Income Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$242,675,869
Cost - Repurchase agreements	12,551,196

Total cost of investments	$255,227,065

Value - Unaffiliated issuers	$242,291,045
Value - Repurchase agreements	12,551,196

Total value of investments	254,842,241
Cash	23,123
Receivables:
Investment securities sold	218,331
Capital shares sold	45,464
Interest	4,586,767
Unrealized appreciation on forward exchange contracts	90,995
Other assets	645

Total assets	259,807,566

Liabilities:
Payables:
Investment securities purchased	1,873,378
Capital shares redeemed	827,069
Affiliates	204,366
Accrued expenses and other liabilities	99,391

Total liabilities	3,004,204

Net assets, at value	$256,803,362

Net assets consist of:
Paid-in capital	$353,794,117
Undistributed net investment income	8,837,740
Net unrealized appreciation (depreciation)	(293,829)
Accumulated net realized gain (loss)	(105,534,666)

Net assets, at value	$256,803,362

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued)

June 30, 2010 (unaudited)

Franklin High Income Securities Fund
Class 1:
Net assets, at value	$46,882,195

Shares outstanding	7,777,330

Net asset value and maximum offering price per share	$6.03

Class 2:
Net assets, at value	$188,739,802

Shares outstanding	32,014,508

Net asset value and maximum offering price per share	$5.90

Class 4:
Net assets, at value	$21,181,365

Shares outstanding	3,537,486

Net asset value and maximum offering price per share	$5.99

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2010 (unaudited)

Franklin High Income Securities Fund
Investment income:
Dividends	$21,261
Interest	10,968,844

Total investment income	10,990,105

Expenses:
Management fees (Note 3a)	702,368
Distribution fees: (Note 3c)
Class 2	239,351
Class 4	31,759
Unaffiliated transfer agent fees	471
Custodian fees (Note 4)	1,972
Reports to shareholders	48,208
Professional fees	21,236
Trustees’ fees and expenses	733
Other	9,638

Total expenses	1,055,736

Net investment income	9,934,369

Realized and unrealized gains (losses):
Net realized gain (loss) from investments	4,203,971
Net change in unrealized appreciation (depreciation) on:
Investments	(6,257,964)
Translation of other assets and liabilities denominated in foreign currencies	79,784

Net change in unrealized appreciation (depreciation)	(6,178,180)

Net realized and unrealized gain (loss)	(1,974,209)

Net increase (decrease) in net assets resulting from operations	$7,960,160

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin High Income Securities Fund
	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31, 2009

Increase (decrease) in net assets:
Operations:
Net investment income	$9,934,369	$16,443,726
Net realized gain (loss) from investments	4,203,971	(6,274,381)
Net change in unrealized appreciation (depreciation) on investments and translation of other assets and liabilities denominated in foreign currencies	(6,178,180)	60,042,145

Net increase (decrease) in net assets resulting from operations	7,960,160	70,211,491

Distributions to shareholders from net investment income:
Class 1	(3,172,829)	(2,944,930)
Class 2	(12,418,978)	(10,742,997)
Class 4	(1,394,573)	(471,677)

Total distributions to shareholders	(16,986,380)	(14,159,604)

Capital share transactions: (Note 2)
Class 1	(344,743)	(2,028,103)
Class 2	(3,300,484)	72,968,916
Class 4	6,947,900	10,669,989

Total capital share transactions	3,302,673	81,610,802

Net increase (decrease) in net assets	(5,723,547)	137,662,689
Net assets:
Beginning of period	262,526,909	124,864,220

End of period	$256,803,362	$262,526,909

Undistributed net investment income included in net assets:
End of period	$8,837,740	$15,889,751

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Franklin High Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-one separate funds. The Franklin High Income Securities Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. At June 30, 2010, 86.90% of the Fund’s shares were held through one insurance company. The Fund offers three classes of shares: Class 1, Class 2, and Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity and derivative financial instruments securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates market value.

Certain derivative financial instruments trade in the over-the-counter market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Joint Repurchase Agreement

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the fund to the seller, collateralized by securities which are delivered to the fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The joint repurchase agreement held by the Fund at period end had been entered into on June 30, 2010.

d. Securities Purchased on a Delayed Delivery Basis

The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

e. Derivative Financial Instruments

The Fund may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

e. Derivative Financial Instruments (continued)

The Fund generally enters into forward exchange contracts in order to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash received may be invested according to the Fund’s investment objectives.

See Note 8 regarding other derivative information.

f. Senior Floating Rate Interests

Senior secured corporate loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale.

g. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains. As a result, no provision for federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. As of June 30, 2010, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination by such taxing authorities, which in the case of the U.S. is three years after the filing of a fund’s tax return.

h. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

i. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

j. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2010, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2010		Year Ended December 31, 2009
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	268,956	$1,732,494	682,625	$3,526,494
Shares issued in reinvestment of distributions	533,249	3,172,829	549,427	2,944,930
Shares redeemed	(827,819)	(5,250,066)	(1,598,576)	(8,499,527)

Net increase (decrease)	(25,614)	$(344,743)	(366,524)	$(2,028,103)

Class 2 Shares:
Shares sold	5,050,649	$31,380,663	22,446,477	$116,193,323
Shares issued in reinvestment of distributions	2,133,845	12,418,978	2,046,285	10,742,997
Shares redeemed	(7,575,622)	(47,100,125)	(10,479,398)	(53,967,404)

Net increase (decrease)	(391,128)	$(3,300,484)	14,013,364	$72,968,916

Class 4 Shares:
Shares sold	885,169	$5,618,915	1,889,708	$10,380,779
Shares issued on reinvestment of distributions	235,968	1,394,573	88,329	471,677
Shares redeemed	(10,355)	(65,588)	(32,164)	(182,467)

Net increase (decrease)	1,110,782	$6,947,900	1,945,873	$10,669,989

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Securities Fund

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	In excess of $15 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets of each class. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 2.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2010, there were no credits earned.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Securities Fund

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2009, the capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:
2010	$46,366,314
2011	24,711,916
2012	9,009,590
2013	6,321,190
2014	40,420
2015	4,493,289
2016	8,150,741
2017	10,612,332

$109,705,792

At June 30, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$255,835,592

Unrealized appreciation	$9,849,479
Unrealized depreciation	(10,842,830)

Net unrealized appreciation (depreciation)	$(993,351)

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities, foreign currency transactions, payments-in-kind, and bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, payments-in-kind, and bond discounts and premiums.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2010, aggregated $71,748,865 and $78,048,782, respectively.

7. CREDIT RISK AND DEFAULTED SECURITIES

At June 30, 2010, the Fund had 90.81% of its portfolio invested in high yield, senior secured floating rate notes, or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At June 30, 2010, the aggregate value of these securities was $561,941, representing 0.22% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified on the accompanying Statement of Investments.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Securities Fund

8. OTHER DERIVATIVE INFORMATION

At June 30, 2010, the Fund has invested in derivative contracts which are reflected on the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value Amount	Statement of Assets and Liabilities Location	Fair Value Amount
Foreign exchange contracts	Unrealized appreciation on forward exchange contracts	$90,995	Unrealized depreciation on forward exchange contracts	$—

For the period ended June 30, 2010, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Locations	Realized Gain (Loss) for the Period	Change in Unrealized Appreciation (Depreciation) for the Period	Average Amount Outstanding During the Period[a]
Foreign exchange contracts	Net realized gain (loss) from foreign currency transactions / Net change in unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies	$—	$79,781	$517,500

aRepresents the average notional amount for derivative contracts outstanding during the period.

See Note 1(e) regarding derivative financial instruments.

9. OTHER CONSIDERATIONS

From time to time, officers, directors or employees of the Fund’s Investment Manager may have discussions or enter into agreements with issuers, underwriters or creditors’ committees which, pursuant to the Fund’s policies and requirements of applicable securities laws, could prevent the Fund from trading in the securities of such company for limited or extended periods of time.

10. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively “Borrowers”), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 21, 2011. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.10% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended June 30, 2010, the Fund did not use the Global Credit Facility.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Securities Fund

11. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of June 30, 2010, in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities
Equity Investments:[a]
Diversified Financials	$—	$469,516	$—	$469,516
Media	530,271	—	—	530,271
Senior Floating Rate Interests	—	4,838,208	—	4,838,208
Corporate Bonds & Notes	—	236,452,859	191	236,453,050
Short Term Investments	—	12,551,196	—	12,551,196

Total Investments in Securities	$530,271	$254,311,779	$191	$254,842,241

Forward Exchange Contracts	—	90,995	—	90,995

aIncludes preferred stock

12. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS
Counterparty	Currency	Selected Portfolio
DBAB - Deutsche Bank AG	EUR - Euro	FRN - Floating Rate Note
L/C - Letter of Credit
PIK - Payment-In-Kind

FRANKLIN INCOME SECURITIES FUND

This semiannual report for Franklin Income Securities Fund covers the period ended June 30, 2010.

Performance Summary as of 6/30/10

Franklin Income Securities Fund – Class 2 delivered a +0.05% total return for the six-month period ended 6/30/10.

Performance reflects the Fund’s Class 2 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin Income Securities Fund – Class 2

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

Fund Goal and Main Investments: Franklin Income Securities Fund seeks to maximize income while maintaining prospects for capital appreciation. The Fund normally invests in both equity and debt securities.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund outperformed its equity benchmark, the Standard & Poor’s 500 Index (S&P 500), which had a -6.65% total return, and underperformed its fixed income benchmark, the Barclays Capital (BC) U.S. Aggregate Index, which had a +5.33% total return for the same period.1

Economic and Market Overview

During the six-month period ended June 30, 2010, the U.S. economy showed some positive signs as manufacturing and exports generally improved and consumer spending increased. In 2010’s first and second quarters, U.S. gross domestic product growth rose at annualized rates of 3.7% and an estimated 2.4%. Corporate profits largely surpassed consensus estimates during the period, and businesses began restocking inventories depleted during the recession. However, challenges remained as mixed economic data, elevated debt concerns surrounding the U.S. budget deficit and a lack of job prospects for the unemployed hindered the economy’s advance. During much of the period, home prices rose in most regions due to low interest rates, a first-time homebuyer tax credit program, and prices dipping to levels that lured buyers. Later in the period, home sales stalled as the homebuyer tax credit program ended, and the housing sector overall remained weak as the pace of home sales and housing starts failed to gain traction.

As signs emerged of a demand-led recovery in the period’s first half, oil prices rose from $79 per barrel at the end of December 2009 to a period high of nearly $87 in early April. When mixed economic data began to indicate a slow recovery, oil prices drifted down as low as $66 in late May and ended the period at $76. The June 2010 inflation rate was an annualized 1.1%.2 Core inflation, which excludes food and energy costs, rose at a 0.9% annualized rate.2

Given few inflationary pressures and uncertainty surrounding the economic recovery, the Federal Open Market Committee announced it

1. Source: © 2010 Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Source: Bureau of Labor Statistics.

Fund Risks: The Fund’s investments in stocks may offer the potential for long-term gains but can be subject to short-term price fluctuations. Changes in the financial strength of a debt issuer or in the rating of its securities may affect the securities’ value and, as a result, impact Fund performance. Because the Fund invests in bonds and other debt obligations, its share price and yield will be affected by interest rate movements. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund may invest all of its assets in high yield, lower rated (junk) bonds, which generally have greater price swings and higher risk of default and loss of principal than investment-grade bonds. The Fund may from time to time have significant investments in particular sectors, such as utilities, which can be highly volatile. Foreign investing involves additional risks, including currency fluctuations, economic instability, market volatility, and political and social instability. Derivative instruments may be volatile and illiquid, may give rise to leverage and may involve a small investment relative to the risk assumed. The Fund’s prospectus also includes a description of the main investment risks.

intended to hold the federal funds target rate in the 0% to 0.25% range “for an extended period” as it laid the groundwork for an eventual tightening of monetary policy. As some economic data improved in early 2010, the Federal Reserve Board began withdrawing some of the extraordinary support policies it had provided in response to the 2008 financial crisis. During the reporting period, despite a lack of significant job gains, the unemployment rate dropped from 10.0% in December 2009 to 9.5% at period-end.2

As investor confidence rose amid encouraging economic data early in the period, equity markets generally rallied, though the advance was uneven. However, as the period progressed, concerns about many European countries’ creditworthiness and lingering doubts about the U.S. economic recovery contributed to significant equity market volatility and, ultimately, falling equity prices as many investors sought the relative safety of U.S. Treasury securities. For the six months under review, the blue chip stocks of the Dow Jones Industrial Average had a -5.00% total return, while the broader S&P 500 posted a total return of -6.65% and the technology-heavy NASDAQ Composite Index had a -6.63% return.1 All major industry groups declined during the period, with the weakest performance from the materials, energy and information technology sectors.

Wary investors favored short-term Treasuries, and the Treasury yield curve reached historically steep levels during the period. The spread between two- and 10-year Treasury yields decreased from 271 basis points (100 basis points equal one percentage point) at the beginning of the period to 236 basis points at period-end. The two-year Treasury bill yield decreased from 1.14% to 0.61% over the six-month period, while the 10-year Treasury note yield fell from 3.85% to 2.97%.

Similar to equity markets, credit markets rallied to start the year, with credit spreads contracting through April before widening to higher levels than where they began the period. Investment-grade yield spreads were 172 basis points (bps; 100 basis points equal one percentage point) at the beginning of the period, reached as low as 139 bps on April 23, and ended the period at 193 bps.3 High yield corporate bond spreads were 634 bps at year-end, reached a period-low 572 bps on April 30, and ended the period at 708 bps.4

Manager’s Discussion

For the period under review, notable contributors to performance among fixed income holdings included Ford Motor Credit Company,

3. Source: Barclays Capital.

4. Source: Credit Suisse.

Freescale Semiconductor and Chesapeake Energy. Detractors included Energy Future Holdings, First Data Corp. and Dynegy Holdings. Significant equity contributors included Newmont Mining, Citigroup and Felcor Lodging Trust convertible preferred stock, while detractors included a broad range of common stock holdings including Exxon Mobil, AT&T and JPMorgan Chase.

The Fund began the year with 52.8% of its total net assets in fixed income securities, 34.6% in equity securities, which included convertible preferred stock and equity-linked securities, 5.8% in senior floating rate interests, and 6.8% in short-term investments and other net assets (cash). During the period, we increased our allocation in fixed income and equity securities. At period-end, the Fund held 56.1% of total net assets in fixed income securities, predominantly high yield corporate bonds, 37.1% in equity securities, 4.6% in senior floating rate interests, and 2.2% in cash.

During the period, our fixed income allocation rose mainly because of security appreciation and new positions in financial company CIT Group and industrial company Case New Holland. We believed the CIT bonds were attractively valued given the company’s strong performance since it restructured its operations. Our technology fixed income weighting also increased as we added to existing positions in Freescale Semiconductor and First Data Corp. Both of these companies were taken private, and we invested in various parts of their capital structures as we saw opportunities to receive attractive yields with potential for capital appreciation. Offsetting some of the increase in fixed income was a reduction in bonds of several companies including Host Hotels and Dollar General.

The Portfolio’s equity weighting increased primarily due to investments made in health care including Pfizer and in the telecommunications sector where we added a new position in Telstra. The Portfolio also increased its exposure in the materials sector through several securities including positions in Nucor and Freeport-McMoRan Copper and Gold.

Thank you for your participation in Franklin Income Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top Five Equity Holdings*

Franklin Income Securities Fund

6/30/10

Company Sector/Industry	% of Total Net Assets
Merck & Co. Inc.	1.6%
Health Care
Exxon Mobil Corp.	1.6%
Energy
The Southern Co.	1.4%
Utilities
Charter Communications Inc.	1.2%
Consumer Discretionary
PG&E Corp.	1.1%
Utilities

*Does not include convertible preferred stocks.

Top Five Fixed Income and Senior Floating Rate Interests Holdings**

Franklin Income Securities Fund

6/30/10

Issuer Sector/Industry	% of Total Net Assets
Texas Competitive Electric Holdings Co. LLC	3.0%
Utilities
Ford Motor Credit Co. LLC	2.6%
Consumer Discretionary
Tenet Healthcare Corp.	2.4%
Health Care
First Data Corp.	2.4%
Information Technology
CIT Group Inc.	2.1%
Financials

**Does not include convertible bonds.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Franklin Income Securities Fund – Class 2

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 2	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Fund-Level Expenses Incurred During Period* 1/1/10–6/30/10
Actual	$1,000	$1,000.50	$3.57
Hypothetical (5% return before expenses)	$1,000	$1,021.22	$3.61

*Expenses are calculated using the most recent six-month annualized expense ratio for the Fund’s Class 2 shares (0.72%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Franklin Income Securities Fund

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31,
Class 1		2009	2008	2007	2006	2005

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$14.43	$11.53	$17.63	$17.65	$15.56	$15.89

Income from investment operations[a]:
Net investment income[b]	0.48	0.91	1.10	1.03	0.94	0.85
Net realized and unrealized gains (losses)	(0.45)	3.08	(5.99)	(0.31)	1.85	(0.56)

Total from investment operations	0.03	3.99	(4.89)	0.72	2.79	0.29

Less distributions from:
Net investment income	(1.01)	(1.09)	(0.86)	(0.63)	(0.62)	(0.57)
Net realized gains	—	—	(0.35)	(0.11)	(0.08)	(0.05)

Total distributions	(1.01)	(1.09)	(1.21)	(0.74)	(0.70)	(0.62)

Net asset value, end of period	$13.45	$14.43	$11.53	$17.63	$17.65	$15.56

Total return[c]	0.13%	35.88%	(29.41)%	4.01%	18.47%	1.83%
Ratios to average net assets[d]
Expenses[e]	0.47%	0.47%	0.47%	0.47%	0.47%	0.48%
Net investment income	6.99%	7.23%	7.28%	5.77%	5.70%	5.44%

Supplemental data
Net assets, end of period (000’s)	$1,038,241	$910,504	$433,370	$455,932	$458,613	$457,625
Portfolio turnover rate	20.54%	42.30%	43.89%	32.11%	25.05%	34.76%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Income Securities Fund

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31,
Class 2		2009	2008	2007	2006	2005

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$14.12	$11.30	$17.31	$17.36	$15.32	$15.67

Income from investment operations[a]:
Net investment income[b]	0.45	0.86	1.04	0.97	0.89	0.80
Net realized and unrealized gains (losses)	(0.43)	3.01	(5.87)	(0.30)	1.82	(0.55)

Total from investment operations	0.02	3.87	(4.83)	0.67	2.71	0.25

Less distributions from:
Net investment income	(0.98)	(1.05)	(0.83)	(0.61)	(0.59)	(0.55)
Net realized gains	—	—	(0.35)	(0.11)	(0.08)	(0.05)

Total distributions	(0.98)	(1.05)	(1.18)	(0.72)	(0.67)	(0.60)

Net asset value, end of period	$13.16	$14.12	$11.30	$17.31	$17.36	$15.32

Total return[c]	0.05%	35.59%	(29.66)%	3.76%	18.24%	1.60%
Ratios to average net assets[d]
Expenses[e]	0.72%	0.72%	0.72%	0.72%	0.72%	0.73%
Net investment income	6.74%	6.98%	7.03%	5.52%	5.45%	5.19%

Supplemental data
Net assets, end of period (000’s)	$5,799,777	$6,114,898	$4,944,457	$7,429,064	$5,109,373	$2,865,361
Portfolio turnover rate	20.54%	42.30%	43.89%	32.11%	25.05%	34.76%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Income Securities Fund

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31,
Class 4		2009	2008[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$14.33	$11.49	$16.90

Income from investment operations[b]:
Net investment income[c]	0.45	0.86	0.87
Net realized and unrealized gains (losses)	(0.44)	3.06	(5.07)

Total from investment operations	0.01	3.92	(4.20)

Less distributions from:
Net investment income	(0.98)	(1.08)	(0.86)
Net realized gains	—	—	(0.35)

Total distributions	(0.98)	(1.08)	(1.21)

Net asset value, end of period	$13.36	$14.33	$11.49

Total return[d]	(0.03)%	35.37%	(26.61)%
Ratios to average net assets[e]
Expenses[f]	0.82%	0.82%	0.82%
Net investment income	6.64%	6.88%	6.93%

Supplemental data
Net assets, end of period (000’s)	$361,707	$347,733	$135,360
Portfolio turnover rate	20.54%	42.30%	43.89%

aFor the period February 29, 2008 (effective date) to December 31, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited)

Franklin Income Securities Fund	Country	Shares/ Warrants	Value
Common Stocks and Other Equity Interests 31.7%
Consumer Discretionary 2.1%
[a]Charter Communications Inc.	United States	1,747,500	$61,686,750
[a]Charter Communications Inc., A	United States	601,809	21,243,858
[a]Charter Communications Inc., wts., 11/30/14	United States	311,018	1,632,844
Comcast Corp., A	United States	1,035,000	17,977,950
[a,b]Dex One Corp.	United States	2,642,381	50,205,239
[a]SuperMedia Inc., Litigation Trust	United States	3,472,135	13,021

			152,759,662

Consumer Staples 0.4%
Diageo PLC	United Kingdom	1,150,000	18,217,345
PepsiCo Inc.	United States	110,000	6,704,500

			24,921,845

Energy 4.6%
Baker Hughes Inc.	United States	250,000	10,392,500
BP PLC, ADR	United Kingdom	200,000	5,776,000
[a]Callon Petroleum Co.	United States	782,594	4,930,342
Canadian Oil Sands Trust	Canada	2,500,050	63,381,880
ConocoPhillips	United States	1,500,000	73,635,000
Exxon Mobil Corp.	United States	2,000,000	114,140,000
Schlumberger Ltd.	United States	300,000	16,602,000
Spectra Energy Corp.	United States	2,243,200	45,021,024

			333,878,746

Financials 3.3%
Bank of America Corp.	United States	5,000,000	71,850,000
Barclays PLC	United Kingdom	2,000,000	8,086,469
[a]Citigroup Inc.	United States	4,800,000	18,048,000
HSBC Holdings PLC	United Kingdom	3,500,000	32,188,958
JPMorgan Chase & Co.	United States	1,500,000	54,915,000
Wells Fargo & Co.	United States	2,000,000	51,200,000

			236,288,427

Health Care 2.5%
Johnson & Johnson	United States	750,000	44,295,000
Merck & Co. Inc.	United States	3,350,000	117,149,500
Pfizer Inc.	United States	1,250,000	17,825,000

			179,269,500

Industrials 0.1%
General Electric Co.	United States	500,000	7,210,000
[a]Nortek Inc.	United States	4,800	201,600

			7,411,600

Information Technology 1.8%
Intel Corp.	United States	3,000,000	58,350,000
Maxim Integrated Products Inc.	United States	2,500,000	41,825,000
Xerox Corp.	United States	2,000,000	16,080,000
Xilinx Inc.	United States	600,000	15,156,000

			131,411,000

Materials 2.0%
Barrick Gold Corp.	Canada	1,100,000	49,951,000
Freeport-McMoRan Copper & Gold Inc., B	United States	118,643	7,015,361

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Franklin Income Securities Fund	Country	Shares/ Warrants	Value
Common Stocks and Other Equity Interests (continued)
Materials (continued)
Newmont Mining Corp.	United States	1,100,000	$67,914,000
Nucor Corp.	United States	400,000	15,312,000

			140,192,361

Telecommunication Services 2.7%
AT&T Inc.	United States	2,500,000	60,475,000
CenturyLink Inc.	United States	500,000	16,655,000
Telstra Corp. Ltd.	Australia	10,000,000	27,337,375
Verizon Communications Inc.	United States	1,200,000	33,624,000
Vodafone Group PLC	United Kingdom	27,500,000	57,186,997

			195,278,372

Utilities 12.2%
AGL Resources Inc.	United States	550,000	19,701,000
Ameren Corp.	United States	1,700,000	40,409,000
American Electric Power Co. Inc.	United States	1,523,800	49,218,740
[a,c,d]Calpine Corp., Contingent Distribution	United States	13,000,000	—
CenterPoint Energy Inc.	United States	693,600	9,127,776
Consolidated Edison Inc.	United States	1,000,000	43,100,000
Dominion Resources Inc.	United States	1,600,000	61,984,000
DTE Energy Co.	United States	260,500	11,881,405
Duke Energy Corp.	United States	5,000,000	80,000,000
FirstEnergy Corp.	United States	600,000	21,138,000
NextEra Energy Inc.	United States	1,075,000	52,417,000
NiSource Inc.	United States	600,000	8,700,000
PG&E Corp.	United States	2,000,000	82,200,000
Pinnacle West Capital Corp.	United States	300,000	10,908,000
PPL Corp.	United States	669,500	16,704,025
Progress Energy Inc.	United States	1,400,000	54,908,000
Public Service Enterprise Group Inc.	United States	2,500,000	78,325,000
Sempra Energy	United States	1,000,000	46,790,000
The Southern Co.	United States	3,000,000	99,840,000
TECO Energy Inc.	United States	2,500,000	37,675,000
Xcel Energy Inc.	United States	2,670,464	55,038,263

			880,065,209

Total Common Stocks and Other Equity Interests (Cost $2,335,353,875)			2,281,476,722

Convertible Preferred Stocks 2.7%
Consumer Discretionary 0.1%
[a]General Motors Corp., 6.25%, cvt. pfd., C	United States	1,400,000	9,591,120

Energy 0.4%
[a,e]Chesapeake Energy Corp., 5.75%, cvt. pfd., 144A	United States	30,000	29,336,250

Financials 2.0%
Bank of America Corp., 7.25%, cvt. pfd., L	United States	86,000	78,088,000
[a]Fannie Mae, 5.375%, cvt. pfd.	United States	600	1,719,000
[a]Fannie Mae, 8.75%, cvt. pfd.	United States	1,060,400	567,261
[a]Felcor Lodging Trust Inc., 7.80%, cvt. pfd., A	United States	400,000	8,104,000
Wells Fargo & Co., 7.50%, cvt. pfd., A	United States	61,000	56,791,000

			145,269,261

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Franklin Income Securities Fund	Country	Shares/ Warrants	Value
Convertible Preferred Stocks (continued)
Health Care 0.2%
Tenet Healthcare Corp., 7.00%, cvt. pfd.	United States	13,500	$11,770,650

Total Convertible Preferred Stocks (Cost $310,188,928)			195,967,281

[f] Equity-Linked Securities 2.3%
Energy 1.2%
Credit Suisse into Halliburtun Co., 12.00%	United States	300,000	6,788,310
Credit Suisse into Weatherford International Ltd., 11.00%	United States	1,000,000	13,718,400
[e]Deutsche Bank AG into Chesapeake Energy Corp., 12.00%, 144A	United States	900,000	20,043,630
[e]The Goldman Sachs Group Inc. into Devon Energy Corp., 10.55%, 144A	United States	200,000	11,956,760
[e]The Goldman Sachs Group Inc. into XTO Energy Inc., 9.00%, 144A	United States	750,000	31,717,275

			84,224,375

Financials 0.5%
[e]The Goldman Sachs Group Inc. into Citigroup Inc., 10.00%, 144A	United States	3,000,000	11,214,660
[e]JPMorgan Chase & Co. into Bank of America, 9.00%, 144A	United States	1,100,000	17,512,000
[e]Morgan Stanley into Wells Fargo & Co., 8.00%, 144A	United States	400,000	10,328,840

			39,055,500

Information Technology 0.3%
[e]Morgan Stanley into Xilinx Inc., 8.00%, 144A	United States	906,000	22,384,361

Utilities 0.3%
[e]Barclays Capital into Calpine Corp., 8.00%, 144A	United States	1,000,000	12,167,800
Credit Suisse into Calpine Corp., 8.00%	United States	550,000	6,535,705

			18,703,505

Total Equity-Linked Securities (Cost $170,096,470)			164,367,741

Preferred Stocks 0.4%
Financials 0.4%
[a]Fannie Mae, 6.75%, pfd.	United States	500,000	160,000
[a]Fannie Mae, 7.625%, pfd., R	United States	800,000	288,000
[a]Fannie Mae, 8.25%, pfd.	United States	851,500	289,510
[a]Freddie Mac, 8.375%, pfd., Z	United States	1,549,200	526,728
[e]GMAC Inc., 7.00%, pfd., 144A	United States	36,265	28,190,373

Total Preferred Stocks (Cost $105,391,575)			29,454,611

		Principal Amount[g]
[h,i]Senior Floating Rate Interests 4.6%
Consumer Discretionary 1.1%
Clear Channel Communications Inc., Term Loan B, 3.997%, 11/13/15	United States	74,951,317	58,330,862
[b]Dex Media West LLC, Term Loan B, 7.50%, 10/24/14	United States	5,414,769	4,881,030
Jarden Corp., Term Loan B-3, 2.283%, 1/24/12	United States	12,298,627	12,116,706
SuperMedia Inc., Exit Term Loan, 9.75%, 12/31/15	United States	2,946,302	2,535,399

			77,863,997

Industrials 0.8%
Allison Transmission Inc., Term Loan B, 3.05% - 3.11%, 8/07/14	United States	28,519,737	26,051,012
Altegrity Inc., Term Loan B, 3.539%, 2/21/15	United States	17,458,878	15,451,107
Ceva Group PLC, Dollar Pre-Refunded L/C Commitment, 3.533%, 8/01/12	United States	2,105,263	1,836,842
EGL Term Loans, 3.347%, 8/01/12	United States	17,357,895	15,166,460

			58,505,421

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Franklin Income Securities Fund	Country	Principal Amount[g]	Value
Senior Floating Rate Interests (continued)
Information Technology 1.1%
First Data Corp., Term Loan B-1, 3.097%, 9/24/14	United States	9,974,359	$8,413,092
Term Loan B-2, 3.097%, 9/24/14	United States	61,466,987	51,924,237
Term Loan B-3, 3.097%, 9/24/14	United States	22,399,185	18,877,541
Freescale Semiconductor Inc., Extended Term Loan, 4.603%, 12/01/16	United States	2,624,150	2,310,074

			81,524,944

Materials 0.4%
Novelis Corp., U.S. Term Loan, 2.54%, 7/07/14	United States	26,314,640	24,927,648

Utilities 1.2%
Texas Competitive Electric Holdings Co. LLC, [j]Term Loan, 5.75%, 10/10/14	United States	44,774,749	32,917,455
Term Loan B-2, 3.85% - 4.066%, 10/10/14	United States	51,763,897	38,402,341
Term Loan B-3, 3.85% - 4.033%, 10/10/14	United States	24,312,500	18,033,043

			89,352,839

Total Senior Floating Rate Interests (Cost $371,493,801)			332,174,849

Corporate Bonds 54.5%
Consumer Discretionary 9.8%
Cablevision Systems Corp., senior note, 7.75%, 4/15/18	United States	35,000,000	35,175,000
8.00%, 4/15/20	United States	35,000,000	35,612,500
[e]144A, 8.625%, 9/15/17	United States	5,000,000	5,125,000
CCH II LLC/CCH II Capital Corp., senior note, 13.50%, 12/02/16	United States	42,829,272	50,110,248
[e]CCO Holdings LLC, senior note, 144A, 8.125%, 4/30/20	United States	22,200,000	22,810,500
[e]Cequel Communications Holdings I LLC, senior note, 144A, 8.625%, 11/15/17	United States	10,000,000	10,012,500
[e]Clear Channel Worldwide Holdings Inc., senior note, A, 144A, 9.25%, 12/15/17	United States	4,200,000	4,200,000
B, 144A, 9.25%, 12/15/17	United States	17,000,000	17,170,000
[b,k]Dex One Corp., senior sub. note, PIK, 12.00%, 1/29/17	United States	32,511,674	31,129,928
DISH DBS Corp., senior note, 7.875%, 9/01/19	United States	5,000,000	5,225,000
Dollar General Corp., senior note, 10.625%, 7/15/15	United States	38,246,000	42,022,792
EchoStar DBS Corp., senior note, 7.75%, 5/31/15	United States	25,000,000	25,875,000
7.125%, 2/01/16	United States	17,500,000	17,631,250
Ford Motor Credit Co. LLC, 8.00%, 6/01/14	United States	25,000,000	25,830,125
senior note, 7.50%, 8/01/12	United States	13,800,000	14,196,750
senior note, 7.00%, 10/01/13	United States	40,000,000	40,821,440
senior note, 8.70%, 10/01/14	United States	10,000,000	10,450,000
senior note, 7.00%, 4/15/15	United States	25,000,000	24,763,850
senior note, 12.00%, 5/15/15	United States	15,000,000	17,475,000
[i]senior note, FRN, 3.048%, 1/13/12	United States	55,000,000	53,235,569
Harrah’s Operating Co. Inc., senior secured note, 11.25%, 6/01/17	United States	10,000,000	10,525,000
Host Hotels & Resorts LP, senior note, O, 6.375%, 3/15/15	United States	15,000,000	14,775,000
Q, 6.75%, 6/01/16	United States	30,000,000	29,812,500
S, 6.875%, 11/01/14	United States	10,335,000	10,360,838
T, 9.00%, 5/15/17	United States	12,900,000	13,867,500

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Franklin Income Securities Fund	Country	Principal Amount[g]		Value
Corporate Bonds (continued)
Consumer Discretionary (continued)
KB Home, senior note, 5.75%, 2/01/14	United States	6,500,000		$5,980,000
6.25%, 6/15/15	United States	15,000,000		13,425,000
7.25%, 6/15/18	United States	10,600,000		9,434,000
MGM MIRAGE, senior note, 6.75%, 4/01/13	United States	10,000,000		8,975,000
[e]senior secured note, 144A, 9.00%, 3/15/20	United States	900,000		929,250
Michaels Stores Inc., senior note, 10.00%, 11/01/14	United States	9,600,000		9,960,000
[e,k]Univision Communications Inc., senior note, 144A, PIK, 10.50%, 3/15/15	United States	44,310,250		36,007,129
[e]UPC Germany GmbH, senior secured bond, 144A, 8.125%, 12/01/17	Germany	6,300,000		6,339,375
senior secured note, 144A, 8.125%, 12/01/17	Germany	5,500,000	EUR	6,727,325
senior sub. note, 144A, 9.625%, 12/01/19	Germany	3,000,000	EUR	3,728,662
[e]Virgin Media Secured Finance, senior secured note, 144A, 7.00%, 1/15/18	United Kingdom	10,000,000	GBP	14,834,005
Visant Holding Corp., senior note, 8.75%, 12/01/13	United States	17,000,000		17,255,000

				701,808,036

Consumer Staples 0.3%
[e]JBS USA LLC, senior note, 144A, 11.625%, 5/01/14	United States	11,000,000		12,375,000
SUPERVALU Inc., senior note, 8.00%, 5/01/16	United States	11,200,000		11,144,000

				23,519,000

Energy 9.8%
Anadarko Petroleum Corp., senior note, 5.95%, 9/15/16	United States	10,000,000		8,621,940
[e]Antero Resources Finance, senior note, 144A, 9.375%, 12/01/17	United States	14,600,000		14,673,000
[e]ATP Oil And Gas Corp., senior secured note, 144A, 11.875%, 5/01/15	United States	15,000,000		10,950,000
Callon Petroleum Co., senior secured note, 13.00%, 9/15/16	United States	15,651,750		12,364,883
Chesapeake Energy Corp., senior note, 7.625%, 7/15/13	United States	12,300,000		12,976,500
9.50%, 2/15/15	United States	30,000,000		33,300,000
6.50%, 8/15/17	United States	34,000,000		33,702,500
6.25%, 1/15/18	United States	20,000,000		20,000,000
7.25%, 12/15/18	United States	33,000,000		34,237,500
[e]Consol Energy Inc., senior note, 144A,
8.00%, 4/01/17	United States	11,300,000		11,723,750
8.25%, 4/01/20	United States	6,800,000		7,123,000
Denbury Resources Inc., senior sub. note, 8.25%, 2/15/20	United States	7,468,000		7,841,400
El Paso Corp., senior note, 12.00%, 12/12/13	United States	2,000,000		2,315,000
8.25%, 2/15/16	United States	14,000,000		14,735,000
7.25%, 4/01/18	United States	10,200,000		10,286,394
MTN, 7.75%, 1/15/32	United States	22,000,000		21,886,898
[e]Expro Finance Luxembourg, senior secured note, 144A, 8.50%, 12/15/16	United Kingdom	11,400,000		10,944,000
Forest Oil Corp., senior note, 8.50%, 2/15/14	United States	20,000,000		20,950,000
[e]Holly Corp., senior note, 144A, 9.875%, 6/15/17	United States	10,000,000		10,325,000
[e]Linn Energy Corp., senior note, 144A, 8.625%, 4/15/20	United States	20,000,000		20,575,000
Newfield Exploration Co.,
senior sub. bond, 6.875%, 2/01/20	United States	22,500,000		21,937,500
senior sub. note, 6.625%, 4/15/16	United States	18,200,000		18,382,000
OPTI Canada Inc., senior note, 7.875%, 12/15/14	Canada	7,500,000		6,562,500

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Franklin Income Securities Fund	Country	Principal Amount[g]	Value
Corporate Bonds (continued)
Energy (continued)
Petrohawk Energy Corp., senior note,
10.50%, 8/01/14	United States	20,200,000	$21,841,250
7.875%, 6/01/15	United States	26,000,000	26,195,000
[e]Petroplus Finance Ltd., senior note, 144A,
6.75%, 5/01/14	Switzerland	11,865,000	10,381,875
7.00%, 5/01/17	Switzerland	30,000,000	24,600,000
Pioneer Natural Resources Co.,
6.65%, 3/15/17	United States	5,000,000	5,053,795
senior bond, 6.875%, 5/01/18	United States	18,165,000	18,345,923
Plains Exploration & Production Co., senior note,
7.75%, 6/15/15	United States	15,000,000	14,925,000
10.00%, 3/01/16	United States	10,000,000	10,750,000
Quicksilver Resources Inc., senior note,
11.75%, 1/01/16	United States	7,800,000	8,638,500
9.125%, 8/15/19	United States	20,000,000	20,400,000
Sabine Pass LNG LP, senior secured note,
7.25%, 11/30/13	United States	10,000,000	9,050,000
7.50%, 11/30/16	United States	40,000,000	33,500,000
[e]SandRidge Energy Inc., senior note, 144A,
9.875%, 5/15/16	United States	20,000,000	20,400,000
8.00%, 6/01/18	United States	27,000,000	25,717,500
8.75%, 1/15/20	United States	6,600,000	6,303,000
SEACOR Holdings Inc., senior note, 7.375%, 10/01/19	United States	3,800,000	4,022,494
SESI LLC, senior note, 6.875%, 6/01/14	United States	18,500,000	18,130,000
Tesoro Corp., senior note,
6.625%, 11/01/15	United States	5,156,000	4,859,530
9.75%, 6/01/19	United States	10,400,000	10,842,000
[e]W&T Offshore Inc., senior note, 144A, 8.25%, 6/15/14	United States	40,000,000	36,400,000
[e]Western Refining Inc.,
[i]senior note, 144A, FRN, 10.75% 6/15/14	United States	5,000,000	4,525,000
senior secured note, 144A, 11.25%, 6/15/17	United States	5,000,000	4,575,000

			705,869,632

Financials 7.0%
[l]Bank of America Corp., pfd., sub. bond, M, 8.125%, Perpetual	United States	5,000,000	4,837,500
CIT Group Inc., senior secured sub. bond, 7.00%,
5/01/14	United States	20,000,000	18,950,000
5/01/15	United States	63,500,000	59,055,000
5/01/16	United States	45,000,000	41,287,500
5/01/17	United States	43,000,000	38,915,000
FelCor Lodging LP, senior secured note, 10.00%, 10/01/14	United States	12,900,000	13,545,000
[e]GMAC Inc., senior note, 144A, 8.00%, 3/15/20	United States	75,000,000	73,500,000
Hexion Fin/Nova Scotia, senior secured note, 8.875%, 2/01/18	United States	8,000,000	7,260,000
[e]International Lease Finance Corp., senior note, 144A,
8.625%, 9/15/15	United States	7,000,000	6,650,000
8.75%, 3/15/17	United States	21,100,000	20,045,000
iStar Financial Inc., senior secured note, 10.00%, 6/15/14	United States	16,000,000	15,920,000
[l]JPMorgan Chase & Co., junior sub. note, 1, 7.90%, Perpetual	United States	110,000,000	113,750,890
[e,i]Liberty Mutual Group, junior sub. note, 144A, FRN, 10.75%, 6/15/88	United States	25,000,000	27,250,000
[l]Wells Fargo Capital XIII, pfd., 7.70%, Perpetual	United States	5,600,000	5,684,000
[l]Wells Fargo Capital XV, pfd., 9.75%, Perpetual	United States	55,000,000	59,125,000

			505,774,890

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Franklin Income Securities Fund	Country	Principal Amount[g]	Value
Corporate Bonds (continued)
Health Care 7.0%
Community Health Systems Inc., senior sub. note, 8.875%, 7/15/15	United States	55,000,000	$56,856,250
DaVita Inc., senior sub. note, 7.25%, 3/15/15	United States	7,900,000	7,939,500
HCA Inc.,
6.75%, 7/15/13	United States	2,000,000	1,970,000
senior note, 6.375%, 1/15/15	United States	5,000,000	4,693,750
senior note, 6.50%, 2/15/16	United States	20,000,000	18,750,000
senior secured bond, 7.25%, 9/15/20	United States	13,000,000	13,130,000
senior secured note, 9.25%, 11/15/16	United States	20,000,000	21,250,000
senior secured note, 8.50%, 4/15/19	United States	30,000,000	31,950,000
senior secured note, 7.875%, 2/15/20	United States	50,000,000	51,687,500
[j]senior secured note, PIK, 9.625%, 11/15/16	United States	12,622,000	13,537,095
[e]IMS Health Inc., senior note, 144A, 12.50%, 3/01/18	United States	5,000,000	5,737,500
[e,k]Quintiles Transnational Corp., senior note, 144A, PIK, 9.50%, 12/30/14	United States	30,000,000	30,225,000
[e]Talecris Biotherapeutics Holdings Corp., senior note, 144A, 7.75%, 11/15/16	United States	6,100,000	6,527,000
Tenet Healthcare Corp., senior note, 7.375%, 2/01/13	United States	65,000,000	65,487,500
[i]senior note, FRN, 9.25%, 2/01/15	United States	13,500,000	14,006,250
[e]senior secured note, 144A, 9.00%, 5/01/15	United States	50,000,000	53,125,000
[e]senior secured note, 144A, 10.00%, 5/01/18	United States	41,250,000	45,787,500
[i,k]US Oncology Holdings Inc., senior note, PIK, FRN, 7.178%, 3/15/12	United States	23,985,000	21,966,134
US Oncology Inc.,
senior note, 10.75%, 8/15/14	United States	9,220,000	9,496,600
senior secured note, 9.125%, 8/15/17	United States	6,000,000	6,195,000
Vanguard Health Holding Co. II LLC, senior note, 8.00%, 2/01/18	United States	23,100,000	22,291,500

			502,609,079

Industrials 6.3%
[e]American Airlines Inc., senior secured note, 144A, 10.50%, 10/15/12	United States	7,500,000	7,837,500
[e]Bombardier Inc., senior note, 144A,
7.50%, 3/15/18	Canada	2,500,000	2,587,500
7.75%, 3/15/20	Canada	10,000,000	10,400,000
Case New Holland Inc., senior note,
7.75%, 9/01/13	United States	26,100,000	26,817,750
[e]144A, 7.875%, 12/01/17	United States	53,700,000	54,371,250
[e]Ceva Group PLC, senior secured note, 144A, 11.50%, 4/01/18	United Kingdom	30,300,000	30,906,000
[e]Delta Air Lines Inc., senior secured note, 144A,
9.50%, 9/15/14	United States	12,100,000	12,765,500
11.75%, 3/15/15	United States	20,000,000	21,250,000
Hertz Corp.,
senior note, 8.875%, 1/01/14	United States	75,335,000	76,653,363
senior sub. note, 10.50%, 1/01/16	United States	17,000,000	17,722,500
[e]Icahn Enterprises/FIN, senior note, 144A,
7.75%, 1/15/16	United States	22,000,000	21,381,250
8.00%, 1/15/18	United States	12,500,000	12,156,250
[e,k]JohnsonDiversey Holdings Inc., senior note, 144A, PIK, 10.50%, 5/15/20	United States	16,400,000	18,450,000
[e]JohnsonDiversey Inc., senior note, 144A, 8.25%, 11/15/19	United States	10,000,000	10,312,500
Manitowoc Co. Inc., senior note, 9.50%, 2/15/18	United States	10,000,000	10,050,000
Navistar International Corp., senior note, 8.25%, 11/01/21	United States	11,700,000	11,934,000
Nortek Inc., senior secured note, 11.00%, 12/15/13	United States	4,821,333	5,050,346
RBS Global & Rexnord Corp., [e]senior note, 144A, 8.50%, 5/01/18	United States	26,900,000	26,093,000
senior sub. note, 11.75%, 8/01/16	United States	13,500,000	14,141,250

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Franklin Income Securities Fund	Country	Principal Amount[g]		Value
Corporate Bonds (continued)
Industrials (continued)
[e]Severstal Columbus LLC, senior secured note, 144A, 10.25%, 2/15/18	United States	15,000,000		$15,450,000
Terex Corp., senior sub. note, 8.00%, 11/15/17	United States	45,000,000		41,850,000
United Rentals North America Inc., senior sub. note, 7.75%, 11/15/13	United States	7,500,000		7,293,750

				455,473,709

Information Technology 4.5%
[e]Advanced Micro Devices Inc., senior note, 144A, 8.125%, 12/15/17	United States	10,100,000		10,100,000
Ceridian Corp., senior note, 11.50%, 11/15/15	United States	20,000,000		18,150,000
First Data Corp., senior note, 9.875%, 9/24/15	United States	52,500,000		40,162,500
senior note, 9.875%, 9/24/15	United States	35,000,000		26,425,000
senior sub. note, 11.25%, 3/31/16	United States	30,000,000		18,600,000
Freescale Semiconductor Inc., senior note, 8.875%, 12/15/14	United States	76,750,000		70,801,875
senior note, 10.125%, 12/15/16	United States	20,000,000		16,100,000
[e]senior secured note, 144A, 10.125%, 3/15/18	United States	5,000,000		5,137,500
[e]senior secured note, 144A, 9.25%, 4/15/18	United States	46,700,000		46,233,000
Lucent Technologies Inc., 6.45%, 3/15/29	United States	3,200,000		2,128,000
Sanmina-SCI Corp., senior sub. note, 6.75%, 3/01/13	United States	20,000,000		19,900,000
8.125%, 3/01/16	United States	18,100,000		17,919,000
SunGard Data Systems Inc., senior note, 9.125%, 8/15/13	United States	8,100,000		8,272,125
senior note, 10.625%, 5/15/15	United States	7,500,000		8,053,125
senior sub. note, 10.25%, 8/15/15	United States	14,500,000		15,043,750

				323,025,875

Materials 2.0%
Huntsman International LLC, [e]senior note, 144A, 5.50%, 6/30/16	United States	1,750,000		1,548,750
senior sub. note, 7.875%, 11/15/14	United States	14,700,000		14,259,000
senior sub. note, 7.375%, 1/01/15	United States	15,500,000		14,570,000
[e]Ineos Group Holdings PLC, senior secured note, 144A, 8.50%, 2/15/16	United Kingdom	5,000,000		3,925,000
senior sub. note, 144A, 7.875%, 2/15/16	United Kingdom	30,000,000	EUR	26,786,985
[e]Kerling PLC, senior secured note, 144A, 10.625%, 1/28/17	United Kingdom	9,400,000	EUR	11,684,504
[e]LBI Escrow Corp., senior secured note, 144A, 8.00%, 11/01/17	United States	18,700,000		19,307,750
Nalco Co., senior note, 8.25%, 5/15/17	United States	4,000,000		4,160,000
Nalco Finance Holdings, senior note, 9.00%, 2/01/14	United States	36,829,000		37,565,580
NewPage Corp., senior secured note, 10.00%, 5/01/12	United States	10,800,000		5,832,000
11.375%, 12/31/14	United States	6,000,000		5,475,000

				145,114,569

Telecommunication Services 1.3%
[e]Clearwire Communications LLC/Finance, senior secured note, 144A, 12.00%, 12/01/15	United States	5,000,000		5,037,500
[e]Clearwire Corp., senior secured note, 144A, 12.00%, 12/01/15	United States	27,500,000		27,396,875
Cricket Communications Inc., senior note, 9.375%, 11/01/14	United States	7,500,000		7,650,000
senior secured note, 7.75%, 5/15/16	United States	5,000,000		5,125,000
[e]Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15	Jamaica	12,000,000		11,790,000

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Franklin Income Securities Fund	Country	Principal Amount[g]	Value
Corporate Bonds (continued)
Telecommunication Services (continued)
[e]New Communications Holdings, senior note, 144A, 8.25%, 4/15/17	United States	11,600,000	$11,701,500
8.50%, 4/15/20	United States	12,900,000	12,996,750
Sprint Nextel Corp., senior note, 8.375%, 8/15/17	United States	7,700,000	7,738,500

			89,436,125

Utilities 6.5%
The AES Corp., senior note, 8.00%, 10/15/17	United States	15,500,000	15,732,500
[e]Calpine Construction Finance, senior secured note, 144A, 8.00%, 6/01/16	United States	17,500,000	17,981,250
[e]Calpine Corp., senior secured note, 144A, 7.25%, 10/15/17	United States	5,000,000	4,825,000
Dynegy Holdings Inc., senior note, 7.50%, 6/01/15	United States	20,000,000	15,925,000
8.375%, 5/01/16	United States	79,199,000	63,062,204
7.75%, 6/01/19	United States	3,000,000	2,088,750
[e]144A, 7.50%, 6/01/15	United States	15,000,000	11,868,750
Energy Future Holdings Corp., senior note, 10.875%, 11/01/17	United States	40,000,000	29,900,000
P, 5.55%, 11/15/14	United States	38,000,000	27,193,902
R, 6.55%, 11/15/34	United States	55,000,000	24,750,000
[k]PIK, 12.00%, 11/01/17	United States	75,843,000	48,719,040
[e]Intergen NV, senior secured note, 144A, 9.00%, 6/30/17	Netherlands	7,500,000	7,537,500
[e]Niska Gas Storage U.S./Canada, senior note, 144A, 8.875%, 3/15/18	United States	15,000,000	15,300,000
Public Service Co. of New Mexico, senior note, 7.95%, 5/15/18	United States	11,400,000	12,009,878
Reliant Energy Inc., senior note, 7.625%, 6/15/14	United States	19,500,000	19,305,000
7.875%, 6/15/17	United States	25,000,000	23,750,000
Texas Competitive Electric Holdings Co. LLC, senior note, A, 10.25%, 11/01/15	United States	115,000,000	76,475,000
B, 10.25%, 11/01/15	United States	20,000,000	13,300,000
[k]PIK, 11.25%, 11/01/16	United States	63,375,000	40,136,845

			469,860,619

Total Corporate Bonds (Cost $3,907,131,042)			3,922,491,534

Convertible Bonds 1.2%
Consumer Discretionary 0.3%
[e]Liberty Global Inc., cvt., senior sub. note, 144A, 4.50%, 11/15/16	United States	11,750,000	13,688,750
[e]MGM Mirage, cvt., senior note, 144A, 4.25%, 4/15/15	United States	7,500,000	6,130,335

			19,819,085

Financials 0.8%
CapitalSource Inc., cvt., senior sub. note, 4.00%, 7/15/34	United States	15,000,000	14,343,750
[i]iStar Financial Inc., cvt., senior note, FRN, 0.791%, 10/01/12	United States	67,500,000	48,600,000

			62,943,750

Information Technology 0.1%
Advanced Micro Devices Inc., cvt., senior note, 6.00%, 5/01/15	United States	5,000,000	4,775,000

Total Convertible Bonds (Cost $91,986,814)			87,537,835

Municipal Bonds (Cost $25,029,093) 0.4%
California State GO, 7.95%, 3/01/36	United States	25,000,000	26,284,750

Total Investments before Short Term Investments (Cost $7,316,671,598)			7,039,755,323

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Franklin Income Securities Fund	Country	Principal Amount[g]	Value
Short Term Investments (Cost $118,714,100) 1.6%
Repurchase Agreements 1.6%
[m]Joint Repurchase Agreement, 0.011%, 7/01/10 (Maturity Value $118,714,137)	United States	118,714,100	$118,714,100

Banc of America Securities LLC (Maturity Value $14,531,798)
Barclays Capital Inc. (Maturity Value $15,984,859)
BNP Paribas Securities Corp. (Maturity Value $29,063,594)
Credit Suisse Securities (USA) LLC (Maturity Value $29,063,595)
Deutsche Bank Securities Inc. (Maturity Value $1,007,883)
HSBC Securities (USA) Inc. (Maturity Value $7,265,305)
Morgan Stanley & Co. Inc. (Maturity Value $14,531,798)
UBS Securities LLC (Maturity Value $7,265,305)

Collateralized by U.S. Government Agency Securities, 4.25% - 5.25%, 11/15/10 - 11/17/17; [n]U.S. Government Agency Discount Notes, 12/27/10; and U.S. Treasury Notes, 1.00% - 3.625%, 12/31/11 - 8/15/19

Total Investments (Cost $7,435,385,698) 99.4%			7,158,469,423
Other Assets, less Liabilities 0.6%			41,256,265

Net Assets 100.0%			$7,199,725,688

See Abbreviations on page FI-31.

aNon-income producing.

bSee Note 8 regarding holdings of 5% voting securities.

cContingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

dSecurity has been deemed illiquid because it may not be able to be sold within seven days.

eSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2010, the aggregate value of these securities was $1,338,112,269, representing 18.59% of net assets.

fSee Note 1(e) regarding equity-linked securities.

gThe principal amount is stated in U.S. dollars unless otherwise indicated.

hSee Note 1(f) regarding senior floating rate interests.

iThe coupon rate shown represents the rate at period end.

jA portion of the security purchased on a delayed delivery basis. See Note 1(d).

kIncome may be received in additional securities and/or cash.

lPerpetual security with no stated maturity date.

mSee Note 1(c) regarding joint repurchase agreement.

nThe security is traded on a discount basis with no stated coupon rate.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2010 (unaudited)

Franklin Income Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$7,174,374,292
Cost - Non-controlled affiliated issuers (Note 8)	142,297,306
Cost - Repurchase agreements	118,714,100

Total cost of investments	$7,435,385,698

Value - Unaffiliated issuers	$6,953,539,126
Value - Non-controlled affiliated issuers (Note 8)	86,216,197
Value - Repurchase agreements	118,714,100

Total value of investments	7,158,469,423
Cash	2,104,830
Receivables:
Investment securities sold	37,815,878
Capital shares sold	799,811
Dividends and interest	89,976,995
Other assets	12,391

Total assets	7,289,179,328

Liabilities:
Payables:
Investment securities purchased	51,583,493
Capital shares redeemed	31,863,744
Affiliates	5,398,153
Accrued expenses and other liabilities	608,250

Total liabilities	89,453,640

Net assets, at value	$7,199,725,688

Net assets consist of:
Paid-in capital	$8,507,122,256
Undistributed net investment income	186,287,966
Net unrealized appreciation (depreciation)	(276,971,249)
Accumulated net realized gain (loss)	(1,216,713,285)

Net assets, at value	$7,199,725,688

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued)

June 30, 2010 (unaudited)

Franklin Income Securities Fund
Class 1:
Net assets, at value	$1,038,241,401

Shares outstanding	77,205,416

Net asset value and maximum offering price per share	$13.45

Class 2:
Net assets, at value	$5,799,777,276

Shares outstanding	440,868,369

Net asset value and maximum offering price per share	$13.16

Class 4:
Net assets, at value	$361,707,011

Shares outstanding	27,067,726

Net asset value and maximum offering price per share	$13.36

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the period ended June 30, 2010 (unaudited)

Franklin Income Securities Fund
Investment income:
Dividends	$60,186,320
Interest:
Unaffiliated issuers	200,246,035
Non-controlled affiliated issuers (Note 8)	1,813,338

Total investment income	262,245,693

Expenses:
Management fees (Note 3a)	16,706,815
Distribution fees: (Note 3c)
Class 2	7,500,488
Class 4	625,695
Unaffiliated transfer agent fees	1,343
Custodian fees (Note 4)	58,584
Reports to shareholders	318,632
Professional fees	103,201
Trustees’ fees and expenses	29,379
Other	117,935

Total expenses	25,462,072
Expense reductions (Note 4)	(13)

Net investment income	236,783,634

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	26,772,296
Non-controlled affiliated issuers (Note 8)	(88,243,355)
Foreign currency transactions	(116,691)

Net realized gain (loss)	(61,587,750)

Net change in unrealized appreciation (depreciation) on:
Investments	(176,030,009)
Translation of other assets and liabilities denominated in foreign currencies	4,252

Net change in unrealized appreciation (depreciation)	(176,025,757)

Net realized and unrealized gain (loss)	(237,613,507)

Net increase (decrease) in net assets resulting from operations	$(829,873)

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Income Securities Fund
	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31, 2009

Increase (decrease) in net assets:
Operations:
Net investment income	$236,783,634	$431,531,209
Net realized gain (loss) from investments and foreign currency transactions	(61,587,750)	(456,942,376)
Net change in unrealized appreciation (depreciation) on investments and translation of other assets and liabilities denominated in foreign currencies	(176,025,757)	1,964,691,384

Net increase (decrease) in net assets resulting from operations	(829,873)	1,939,280,217

Distributions to shareholders from:
Net investment income:
Class 1	(70,751,613)	(46,648,798)
Class 2	(403,393,475)	(437,720,445)
Class 4	(24,551,628)	(19,056,945)

Total distributions to shareholders	(498,696,716)	(503,426,188)

Capital share transactions: (Note 2)
Class 1	202,496,188	328,438,277
Class 2	84,626,852	(55,863,777)
Class 4	38,993,844	151,520,403

Total capital share transactions	326,116,884	424,094,903

Net increase (decrease) in net assets	(173,409,705)	1,859,948,932
Net assets:
Beginning of period	7,373,135,393	5,513,186,461

End of period	$7,199,725,688	$7,373,135,393

Undistributed net investment income included in net assets:
End of period	$186,287,966	$448,201,048

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Franklin Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-one separate funds. The Franklin Income Securities Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2, and Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

a. Financial Instrument Valuation (continued)

movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Joint Repurchase Agreement

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the fund to the seller, collateralized by securities which are delivered to the fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The joint repurchase agreement held by the Fund at period end had been entered into on June 30, 2010.

d. Securities Purchased on a Delayed Delivery Basis

The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

e. Equity-Linked Securities

The Fund may invest in equity-linked securities. Equity-linked securities are hybrid financial instruments that generally combine both debt and equity characteristics into a single note form. Income received from equity linked securities is recorded as realized

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

e. Equity-Linked Securities (continued)

gains in the Statement of Operations and may be based on the performance of an underlying equity security, an equity index, or an option position. The risks of investing in equity-linked securities include unfavorable price movements in the underlying security and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with equity linked securities and the appreciation potential may be limited. Equity-linked securities may be more volatile and less liquid than other investments held by the Fund.

f. Senior Floating Rate Interests

Senior secured corporate loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale.

g. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains. As a result, no provision for federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. As of June 30, 2010, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination by such taxing authorities, which in the case of the U.S. is three years after the filing of a fund’s tax return.

h. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

i. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

j. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2010, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2010		Year Ended December 31, 2009
Class 1 Shares:	Shares	Amount	Shares	Amount

Shares sold	17,991,898	$261,562,560	27,450,254	$349,770,752
Shares issued in reinvestment of distributions	5,206,153	70,751,613	3,884,163	46,648,798
Shares redeemed	(9,102,194)	(129,817,985)	(5,820,524)	(67,981,273)

Net increase (decrease)	14,095,857	$202,496,188	25,513,893	$328,438,277

Class 2 Shares:
Shares sold	12,286,043	$174,856,538	28,676,075	$352,470,139
Shares issued in reinvestment of distributions	30,330,336	403,393,475	37,189,503	437,720,445
Shares redeemed	(34,791,326)	(493,623,161)	(70,577,619)	(846,054,361)

Net increase (decrease)	7,825,053	$84,626,852	(4,712,041)	$(55,863,777)

Class 4 Shares:
Shares sold	2,376,620	$34,417,640	12,441,769	$152,226,979
Shares issued on reinvestment of distributions	1,817,293	24,551,628	1,593,390	19,056,945
Shares redeemed	(1,384,414)	(19,975,424)	(1,557,805)	(19,763,521)

Net increase (decrease)	2,809,499	$38,993,844	12,477,354	$151,520,403

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Income Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	over $100 million, up to and including $250 million
0.450%	over $250 million, up to and including $7.5 billion
0.440%	over $7.5 billion, up to and including $10 billion
0.430%	over $10 billion, up to and including $12.5 billion
0.420%	over $12.5 billion, up to and including $15 billion
0.400%	In excess of $15 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets of each class. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 2.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2010, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2009, the capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:
2016	$524,982,657
2017	521,405,875

$1,046,388,532

For tax purposes, realized capital losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At December 31, 2009, the Fund deferred realized capital losses of $114,248,832.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Income Securities Fund

5. INCOME TAXES (continued)

At June 30, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$7,456,870,705

Unrealized appreciation	$420,931,080
Unrealized depreciation	(719,332,362)

Net unrealized appreciation (depreciation)	$(298,401,282)

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities, foreign currency transactions, payments-in-kind, corporate actions, and bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, defaulted securities, foreign currency transactions, payments-in-kind, corporate actions, and bond discounts and premiums.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2010, aggregated $1,926,203,625 and $1,459,986,974, respectively.

7. CREDIT RISK

At June 30, 2010, the Fund had 57.50% of its portfolio invested in high yield, senior secured floating rate notes, or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

8. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in “affiliated companies” for the Fund for the period ended June 30, 2010, were as shown below.

Name of Issuer	Number of Shares Held at Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Investment Income	Realized Capital Gain (Loss)
Non-Controlled Affiliates
[a]Dex Media West LLC, Term Loan B, 7.50%, 10/24/14	—	6,217,056	802,287	5,414,769	$4,881,030	$155,243	$273,658
Dex One Corp.	—	2,867,386	225,005	2,642,381	50,205,239	—	(88,517,013)
Dex One Corp., senior sub. note, PIK, 12.00%, 1/29/17	—	32,511,674	—	32,511,674	31,129,928	1,658,095	—

Total Affiliated Securities (1.20% of Net Assets)					$86,216,197	$1,813,338	$(88,243,355)

aCompany is a wholly owned subsidiary of Dex One Corp.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Income Securities Fund

9. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively “Borrowers”), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 21, 2011. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.10% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended June 30, 2010, the Fund did not use the Global Credit Facility.

10. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Income Securities Fund

10. FAIR VALUE MEASUREMENTS (continued)

The following is a summary of the inputs used as of June 30, 2010, in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3		Total

Assets:
Investments in Securities:
Equity Investments:[a]
Consumer Discretionary	$160,704,917	$1,645,865	$—		$162,350,782
Energy	333,878,746	29,336,250	—		363,214,996
Financials	380,535,665	30,476,634	—		411,012,299
Health Care	179,269,500	11,770,650	—		191,040,150
Industrials	7,210,000	201,600	—		7,411,600
Other Equity Investments[b]	1,371,868,787	—	—	[c]	1,371,868,787
Equity-Linked Securities		164,367,741	—		164,367,741
Senior Floating Rate Interests	—	332,174,849	—		332,174,849
Corporate Bonds	—	3,922,491,534	—		3,922,491,534
Convertible Bonds	—	87,537,835	—		87,537,835
Municipal Bonds	—	26,284,750	—		26,284,750
Short Term Investments	—	118,714,100	—		118,714,100

Total Investments in Securities	$2,433,467,615	$4,725,001,808	$—	[c]	$7,158,469,423

aIncludes common, preferred, and convertible preferred stocks as well as other equity investments.

bFor detailed industry descriptions, see the accompanying statement of investments.

cIncludes securities determined to have no value at June 30, 2010.

11. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS
Currency	Selected Portfolio
EUR - Euro	ADR - American Depository Receipt
GBP - British Pound	FRN - Floating Rate Note
GO - General Obligation
L/C - Letter of Credit
MTN - Medium Term Note
PIK - Payment-In-Kind

FRANKLIN LARGE CAP GROWTH SECURITIES FUND

This semiannual report for Franklin Large Cap Growth Securities Fund covers the period ended June 30, 2010.

Performance Summary as of 6/30/10

Franklin Large Cap Growth Securities Fund – Class 2 had a -7.41% total return for the six-month period ended 6/30/10.

Performance reflects the Fund’s Class 2 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin Large Cap Growth Securities Fund Class 2

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

FLG-1

Fund Goal and Main Investments: Franklin Large Cap Growth Securities Fund seeks capital appreciation. The Fund normally invests at least 80% of its net assets in investments of large-capitalization companies. For this Fund, large-capitalization companies are those with market capitalization values within those of the top 50% of companies in the Russell 1000® Index at the time of purchase.1

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund underperformed its primary benchmark, the Standard & Poor’s 500 Index (S&P 500), which had a -6.65% total return.2 The Fund performed comparably to its secondary benchmark, the Russell 1000 Growth Index, which had a -7.65% total return for the same period.2

Economic and Market Overview

During the six-month period ended June 30, 2010, the U.S. economy showed some positive signs as manufacturing and exports generally improved and consumer spending increased. In 2010’s first and second quarters, U.S. gross domestic product growth rose at annualized rates of 3.7% and an estimated 2.4%. Corporate profits largely surpassed consensus estimates during the period, and businesses began restocking inventories depleted during the recession. However, challenges remained as mixed economic data, elevated debt concerns surrounding the U.S. budget deficit and a lack of job prospects for the unemployed hindered the economy’s advance. During much of the period, home prices rose in most regions due to low interest rates, a first-time homebuyer tax credit program, and prices dipping to levels that lured buyers. Later in the period, home sales stalled as the homebuyer tax credit program ended, and the housing sector overall remained weak as the pace of home sales and housing starts failed to gain traction.

As signs emerged of a demand-led recovery in the period’s first half, oil prices rose from $79 per barrel at the end of December 2009 to a period high of nearly $87 in early April. When mixed economic data began to indicate a slow recovery, oil prices drifted down as low as $66 in late May and ended the period at $76. The June 2010 inflation rate was an annualized 1.1%.3 Core inflation, which excludes food and energy costs, rose at a 0.9% annualized rate.3

1. Please see Index Descriptions following the Fund Summaries.

2. © 2010 Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

3. Source: Bureau of Labor Statistics.

Fund Risks: The Fund’s investments in stocks may offer the potential for long-term gains but can be subject to short-term price fluctuations. The Fund may have substantial investments in particular sectors from time to time, such as the technology sector (including health care technology, electronic technology and technology services), which has been among the most volatile sectors in the market, as well as the communications and financial services sectors, and may be at greater risk from adverse developments in a sector than a fund that invests more broadly. Smaller and midsize company securities can increase the risk of greater price fluctuations, particularly over the short term. Foreign investing involves additional risks, including currency fluctuations, economic instability, market volatility, and political and social instability. The Fund’s prospectus also includes a description of the main investment risks.

FLG-2

Given few inflationary pressures and uncertainty surrounding the economic recovery, the Federal Open Market Committee announced it intended to hold the federal funds target rate in the 0% to 0.25% range “for an extended period” as it laid the groundwork for an eventual tightening of monetary policy. As some economic data improved in early 2010, the Federal Reserve Board began withdrawing some of the extraordinary support policies it had provided in response to the 2008 financial crisis. During the reporting period, despite a lack of significant job gains, the unemployment rate dropped from 10.0% in December 2009 to 9.5% at period-end.3

As investor confidence rose amid encouraging economic data early in the period, equity markets generally rallied, though the advance was uneven. However, as the period progressed, concerns about many European countries’ creditworthiness and lingering doubts about the U.S. economic recovery contributed to significant equity market volatility and, ultimately, falling equity prices as many investors sought the relative safety of U.S. Treasury securities. For the six months under review, the blue chip stocks of the Dow Jones Industrial Average had a -5.00% total return, while the broader S&P 500 posted a total return of -6.65% and the technology-heavy NASDAQ Composite Index had a -6.63% return.2 All major industry groups declined during the period, with the weakest performance from the materials, energy and information technology sectors.

Investment Strategy

We are research-driven, fundamental investors pursuing a bottom-up, growth strategy. As such, we seek out companies that have identifiable drivers of future earnings growth and that present, in our opinion, the best trade-off between potential earnings growth, business and financial risk, and valuation. We rely on a team of analysts to help provide in-depth industry expertise and use both qualitative and quantitative analysis to evaluate companies for distinct, sustainable and competitive advantages likely to lead to growth in earnings and/or share price. Competitive advantages such as a particular product niche, proven technology, sound financial profits and records, or strong management are all factors we believe may contribute to growth in earnings or share price.

*Significant exposure to a single sector may result in greater volatility for the Fund than a more broadly diversified portfolio. There are specific risks to investing in technology company stocks, which can be subject to abrupt or erratic price movements and have been volatile, especially over the short term.

FLG-3

Manager’s Discussion

Looking back on the key factors impacting the Fund’s returns during the six months under review, we would like to remind shareholders that our investment strategy is primarily bottom up and driven by individual stock selection. However, we recognize that a sector-based discussion can be a helpful way to organize a portfolio review of key performance drivers.

From a sector perspective, the Fund’s underweighted allocation in consumer discretionary relative to the S&P 500 hampered performance as that sector was comparatively better than the index for the period. Our stock selection in the financials sector also weighed on returns, particularly our position in investment manager Invesco. In the industrials sector, stock selection was detrimental as shipping and logistics management company FedEx and employment services provider Monster Worldwide performed poorly.

Other key detractors from relative Fund returns included wireless technology developer QUALCOMM, drugstore chain Walgreen and energy services provider Exelon.

In contrast, the Fund’s performance relative to the S&P 500 was helped by our underweighted allocation and stock selection in the materials sector. In particular, our exposure to gold mining and exploration company Randgold Resources contributed to returns largely due to recent discoveries at its Gounkoto and Massawa facilities and the rapid expansion of its Kibali facility.4 The Fund’s stock selection in the energy sector also aided relative results partly due to our holding in integrated oil company Marathon Oil.

Other key contributors to relative Fund returns included communications equipment manufacturer Polycom,4 conglomerate holding company Berkshire Hathaway and computer storage and data management company NetApp.

4. This holding is not an index component.

Top 10 Holdings

Franklin Large Cap Growth Securities Fund 6/30/10

Company Sector/Industry	% of Total Net Assets
Exxon Mobil Corp.	2.6%
Energy
Hewlett-Packard Co.	2.5%
Information Technology
Merck & Co. Inc.	2.5%
Health Care
Wells Fargo & Co.	2.4%
Financials
Google Inc., A	2.4%
Information Technology
International Business Machines Corp.	2.4%
Information Technology
Abbott Laboratories	2.3%
Health Care
Apple Inc.	2.3%
Information Technology
Intel Corp.	2.2%
Information Technology
Johnson & Johnson	2.2%
Health Care

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

FLG-4

Thank you for your participation in Franklin Large Cap Growth Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

FLG-5

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Franklin Large Cap Growth Securities Fund Class 2

FLG-6

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 2	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Fund-Level Expenses Incurred During Period* 1/1/10–6/30/10
Actual	$1,000	$925.90	$4.97
Hypothetical (5% return before expenses)	$1,000	$1,019.64	$5.21

*Expenses are calculated using the most recent six-month annualized expense ratio for the Fund’s Class 2 shares (1.04%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

FLG-7

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Franklin Large Cap Growth Securities Fund

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31,
Class 1		2009	2008	2007	2006	2005

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$13.62	$10.66	$17.51	$16.70	$15.17	$15.08

Income from investment operations[a]:
Net investment income[b]	0.06	0.12	0.17	0.21	0.17	0.17
Net realized and unrealized gains (losses)	(1.04)	3.04	(5.82)	0.89	1.51	0.02

Total from investment operations	(0.98)	3.16	(5.65)	1.10	1.68	0.19

Less distributions from:
Net investment income	(0.15)	(0.20)	(0.24)	(0.16)	(0.15)	(0.10)
Net realized gains	—	—	(0.96)	(0.13)	—	—

Total distributions	(0.15)	(0.20)	(1.20)	(0.29)	(0.15)	(0.10)

Net asset value, end of period	$12.49	$13.62	$10.66	$17.51	$16.70	$15.17

Total return[c]	(7.30)%	30.04%	(34.39)%	6.53%	11.17%	1.31%
Ratios to average net assets[d]
Expenses	0.79%	0.81%[e]	0.77%[e]	0.74%[e]	0.76%[e]	0.76%[e]
Net investment income	0.92%	1.03%	1.19%	1.21%	1.11%	1.14%

Supplemental data
Net assets, end of period (000’s)	$51,583	$58,287	$51,651	$96,920	$114,929	$136,464
Portfolio turnover rate	30.12%	71.95%	66.04%	50.67%	50.97%	39.44%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FLG-8

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Large Cap Growth Securities Fund

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31,
Class 2		2009	2008	2007	2006	2005

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$13.43	$10.50	$17.25	$16.47	$14.97	$14.90

Income from investment operations[a]:
Net investment income[b]	0.04	0.09	0.13	0.17	0.13	0.13
Net realized and unrealized gains (losses)	(1.03)	3.00	(5.73)	0.87	1.49	0.03

Total from investment operations	(0.99)	3.09	(5.60)	1.04	1.62	0.16

Less distributions from:
Net investment income	(0.11)	(0.16)	(0.19)	(0.13)	(0.12)	(0.09)
Net realized gains	—	—	(0.96)	(0.13)	—	—

Total distributions	(0.11)	(0.16)	(1.15)	(0.26)	(0.12)	(0.09)

Net asset value, end of period	$12.33	$13.43	$10.50	$17.25	$16.47	$14.97

Total return[c]	(7.41)%	29.73%	(34.53)%	6.23%	10.90%	1.06%
Ratios to average net assets[d]
Expenses	1.04%	1.06%[e]	1.02%[e]	0.99%[e]	1.01%[e]	1.01%[e]
Net investment income	0.67%	0.78%	0.94%	0.96%	0.86%	0.89%

Supplemental data
Net assets, end of period (000’s)	$317,932	$373,821	$328,597	$642,351	$636,592	$510,395
Portfolio turnover rate	30.12%	71.95%	66.04%	50.67%	50.97%	39.44%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FLG-9

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Large Cap Growth Securities Fund

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31,
Class 4		2009	2008[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$13.57	$10.62	$16.05

Income from investment operations[b]:
Net investment income[c]	0.06	0.09	0.11
Net realized and unrealized gains (losses)	(1.06)	3.02	(4.34)

Total from investment operations	(1.00)	3.11	(4.23)

Less distributions from:
Net investment income	(0.10)	(0.16)	(0.24)
Net realized gains	—	—	(0.96)

Total distributions	(0.10)	(0.16)	(1.20)

Net asset value, end of period	$12.47	$13.57	$10.62

Total return[d]	(7.39)%	29.58%	(28.68)%
Ratios to average net assets[e]
Expenses	1.14%	1.16%[f]	1.12%[f]
Net investment income	0.57%	0.68%	0.84%

Supplemental data
Net assets, end of period (000’s)	$4	$4	$3
Portfolio turnover rate	30.12%	71.95%	66.04%

aFor the period February 29, 2008 (effective date) to December 31, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FLG-10

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited)

Franklin Large Cap Growth Securities Fund	Country	Shares	Value
Common Stocks 93.9%
Consumer Discretionary 4.0%
Best Buy Co. Inc.	United States	38,403	$1,300,327
[a]Kohl’s Corp.	United States	122,600	5,823,500
Marriott International Inc., A	United States	83,300	2,494,002
Target Corp.	United States	67,700	3,328,809
The Walt Disney Co.	United States	61,200	1,927,800

			14,874,438

Consumer Staples 9.4%
Costco Wholesale Corp.	United States	82,500	4,523,475
CVS Caremark Corp.	United States	125,400	3,676,728
[a]Hansen Natural Corp.	United States	56,400	2,205,804
PepsiCo Inc.	United States	78,000	4,754,100
Philip Morris International Inc.	United States	95,800	4,391,472
The Procter & Gamble Co.	United States	97,945	5,874,741
Wal-Mart Stores Inc.	United States	74,200	3,566,794
Walgreen Co.	United States	209,854	5,603,102

			34,596,216

Energy 7.8%
ConocoPhillips	United States	75,300	3,696,477
Devon Energy Corp.	United States	55,200	3,362,784
Exxon Mobil Corp.	United States	165,800	9,462,206
Marathon Oil Corp.	United States	93,300	2,900,697
[a]Petrohawk Energy Corp.	United States	216,800	3,679,096
Schlumberger Ltd.	United States	101,470	5,615,350

			28,716,610

Financials 10.3%
Aflac Inc.	United States	59,000	2,517,530
The Allstate Corp.	United States	128,109	3,680,572
[a]Berkshire Hathaway Inc., B	United States	21,700	1,729,273
[a]Citigroup Inc.	United States	617,000	2,319,920
Invesco Ltd.	United States	97,400	1,639,242
JPMorgan Chase & Co.	United States	124,940	4,574,053
Northern Trust Corp.	United States	166,300	7,766,210
U.S. Bancorp	United States	214,427	4,792,443
Wells Fargo & Co.	United States	350,300	8,967,680

			37,986,923

Health Care 19.7%
Abbott Laboratories	United States	185,490	8,677,222
Aetna Inc.	United States	182,100	4,803,798
[a]Amgen Inc.	United States	58,000	3,050,800
[a]athenahealth Inc.	United States	124,500	3,253,185
Baxter International Inc.	United States	52,900	2,149,856
[a]Celgene Corp.	United States	76,600	3,892,812
[a]Express Scripts Inc.	United States	82,800	3,893,256
[a]Gilead Sciences Inc.	United States	152,400	5,224,272
Johnson & Johnson	United States	136,800	8,079,408
Medtronic Inc.	United States	167,700	6,082,479
Merck & Co. Inc.	United States	259,275	9,066,847
Roche Holding AG, ADR	Switzerland	218,500	7,494,550
Teva Pharmaceutical Industries Ltd., ADR	Israel	139,900	7,273,401

			72,941,886

FLG-11

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Franklin Large Cap Growth Securities Fund	Country	Shares	Value
Common Stocks (continued)
Industrials 9.7%
Caterpillar Inc.	United States	52,900	$3,177,703
Expeditors International of Washington Inc.	United States	69,400	2,394,994
FedEx Corp.	United States	77,500	5,433,525
[a]First Solar Inc.	United States	21,430	2,439,377
General Dynamics Corp.	United States	62,900	3,683,424
General Electric Co.	United States	483,100	6,966,302
Pitney Bowes Inc.	United States	84,700	1,860,012
Precision Castparts Corp.	United States	21,100	2,171,612
Union Pacific Corp.	United States	29,200	2,029,692
United Technologies Corp.	United States	89,700	5,822,427

			35,979,068

Information Technology 26.9%
[a]Agilent Technologies Inc.	United States	109,600	3,115,928
Analog Devices Inc.	United States	56,800	1,582,448
[a]Apple Inc.	United States	34,400	8,652,632
[a]Cisco Systems Inc.	United States	208,200	4,436,742
[a]Dell Inc.	United States	104,500	1,260,270
[a]EMC Corp.	United States	310,000	5,673,000
[a]FLIR Systems Inc.	United States	72,400	2,106,116
[a]Google Inc., A	United States	20,100	8,943,495
Hewlett-Packard Co.	United States	211,700	9,162,376
Intel Corp.	United States	420,300	8,174,835
International Business Machines Corp.	United States	71,700	8,853,516
MasterCard Inc., A	United States	22,630	4,515,364
Microsoft Corp.	United States	282,700	6,504,927
[a]Monster Worldwide Inc.	United States	190,750	2,222,237
[a]NetApp Inc.	United States	158,900	5,928,559
Oracle Corp.	United States	131,500	2,821,990
[a]PMC-Sierra Inc.	United States	188,360	1,416,467
[a]Polycom Inc.	United States	49,500	1,474,605
QUALCOMM Inc.	United States	244,200	8,019,528
[a]Silicon Laboratories Inc.	United States	50,600	2,052,336
Visa Inc., A	United States	35,500	2,511,625

			99,428,996

Materials 1.4%
Celanese Corp., A	United States	105,200	2,620,532
Randgold Resources Ltd., ADR	United Kingdom	26,000	2,463,500

			5,084,032

Telecommunication Services 2.1%
AT&T Inc.	United States	143,900	3,480,941
Vodafone Group PLC, ADR	United Kingdom	200,200	4,138,134

			7,619,075

Utilities 2.6%
Exelon Corp.	United States	126,780	4,813,836
FirstEnergy Corp.	United States	39,800	1,402,154
Public Service Enterprise Group Inc.	United States	43,400	1,359,722
The Southern Co.	United States	65,500	2,179,840

			9,755,552

Total Common Stocks (Cost $300,678,365)			346,982,796

FLG-12

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Franklin Large Cap Growth Securities Fund	Country	Principal Amount	Value
Short Term Investments (Cost $22,110,564) 6.0%
Repurchase Agreements 6.0%
[b]Joint Repurchase Agreement, 0.011%, 7/01/10 (Maturity Value $22,110,570) Banc of America Securities LLC (Maturity Value $2,706,555) Barclays Capital Inc. (Maturity Value $2,977,187) BNP Paribas Securities Corp. (Maturity Value $5,413,110) Credit Suisse Securities (USA) LLC (Maturity Value $5,413,110) Deutsche Bank Securities Inc. (Maturity Value $187,719) HSBC Securities (USA) Inc. (Maturity Value $1,353,167) Morgan Stanley & Co. Inc. (Maturity Value $2,706,555) UBS Securities LLC (Maturity Value $1,353,167)	United States	$22,110,564	$22,110,564
Collateralized by U.S. Government Agency Securities, 4.25% - 5.25%, 11/15/10 - 11/17/17; [c]U.S. Government Agency Discount Notes, 12/27/10; and U.S. Treasury Notes, 1.00% - 3.625%, 12/31/11 - 8/15/19

Total Investments (Cost $322,788,929) 99.9%			369,093,360
Other Assets, less Liabilities 0.1%			425,324

Net Assets 100.0%			$369,518,684

See Abbreviations on page FLG-22.

aNon-income producing.

bSee Note 1(c) regarding joint repurchase agreement.

cThe security is traded on a discount basis with no stated coupon rate.

The accompanying notes are an integral part of these financial statements.

FLG-13

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2010 (unaudited)

Franklin Large Cap Growth Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$300,678,365
Cost - Repurchase agreements	22,110,564

Total cost of investments	$322,788,929

Value - Unaffiliated issuers	$346,982,796
Value - Repurchase agreements	22,110,564

Total value of investments	369,093,360
Receivables:
Investment securities sold	1,170,099
Capital shares sold	2,004,948
Dividends	545,288
Other assets	749

Total assets	372,814,444

Liabilities:
Payables:
Investment securities purchased	2,197,303
Capital shares redeemed	565,992
Affiliates	382,637
Accrued expenses and other liabilities	149,828

Total liabilities	3,295,760

Net assets, at value	$369,518,684

Net assets consist of:
Paid-in capital	$441,718,902
Undistributed net investment income	1,396,711
Net unrealized appreciation (depreciation)	46,304,431
Accumulated net realized gain (loss)	(119,901,360)

Net assets, at value	$369,518,684

Class 1:
Net assets, at value	$51,582,832

Shares outstanding	4,128,818

Net asset value and maximum offering price per share	$12.49

Class 2:
Net assets, at value	$317,931,962

Shares outstanding	25,781,789

Net asset value and maximum offering price per share	$12.33

Class 4:
Net assets, at value	$3,890

Shares outstanding	312

Net asset value and maximum offering price per share	$12.47

The accompanying notes are an integral part of these financial statements.

FLG-14

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2010 (unaudited)

Franklin Large Cap Growth Securities Fund
Investment income:
Dividends	$3,545,902
Interest	11,379

Total investment income	3,557,281

Expenses:
Management fees (Note 3a)	1,558,360
Distribution fees: (Note 3c)
Class 2	446,662
Class 4	7
Unaffiliated transfer agent fees	344
Custodian fees (Note 4)	2,683
Reports to shareholders	61,998
Professional fees	14,372
Trustees’ fees and expenses	1,360
Other	9,901

Total expenses	2,095,687

Net investment income	1,461,594

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	18,098,129
Foreign currency transactions	(8,001)

Net realized gain (loss)	18,090,128

Net change in unrealized appreciation (depreciation) on investments	(48,631,476)

Net realized and unrealized gain (loss)	(30,541,348)

Net increase (decrease) in net assets resulting from operations	$(29,079,754)

The accompanying notes are an integral part of these financial statements.

FLG-15

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Large Cap Growth Securities Fund
	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31, 2009

Increase (decrease) in net assets:
Operations:
Net investment income	$1,461,594	$3,159,481
Net realized gain (loss) from investments and foreign currency transactions	18,090,128	(51,443,844)
Net change in unrealized appreciation (depreciation) on investments	(48,631,476)	150,444,919

Net increase (decrease) in net assets resulting from operations	(29,079,754)	102,160,556

Distributions to shareholders from:
Net investment income:
Class 1	(595,893)	(896,286)
Class 2	(2,876,875)	(4,724,247)
Class 4	(33)	(49)

Total distributions to shareholders	(3,472,801)	(5,620,582)

Capital share transactions: (Note 2)
Class 1	(2,116,904)	(6,256,675)
Class 2	(27,924,259)	(38,422,446)

Total capital share transactions	(30,041,163)	(44,679,121)

Net increase (decrease) in net assets	(62,593,718)	51,860,853
Net assets:
Beginning of period	432,112,402	380,251,549

End of period	$369,518,684	$432,112,402

Undistributed net investment income included in net assets:
End of period	$1,396,711	$3,407,918

The accompanying notes are an integral part of these financial statements.

FLG-16

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Franklin Large Cap Growth Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-one separate funds. The Franklin Large Cap Growth Securities Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2, and Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Joint repurchase agreements are valued at cost, which approximates market value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency

FLG-17

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Large Cap Growth Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

b. Foreign Currency Translation (continued)

exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Joint Repurchase Agreement

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the fund to the seller, collateralized by securities which are delivered to the fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The joint repurchase agreement held by the Fund at period end had been entered into on June 30, 2010.

d. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains. As a result, no provision for federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. As of June 30, 2010, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination by such taxing authorities, which in the case of the U.S. is three years after the filing of a fund’s tax return.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

FLG-18

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Large Cap Growth Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

e. Security Transactions, Investment Income, Expenses and Distributions (continued)

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2010, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2010[a]		Year Ended December 31, 2009[a]
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	41,962	$561,958	92,858	$1,084,582
Shares issued in reinvestment of distributions	44,470	595,893	79,458	896,286
Shares redeemed	(237,563)	(3,274,755)	(739,154)	(8,237,543)

Net increase (decrease)	(151,131)	$(2,116,904)	(566,838)	$(6,256,675)

Class 2 Shares:
Shares sold	500,276	$6,630,924	1,484,116	$16,174,927
Shares issued in reinvestment of distributions	217,451	2,876,875	424,080	4,724,247
Shares redeemed	(2,775,966)	(37,432,058)	(5,372,705)	(59,321,620)

Net increase (decrease)	(2,058,239)	$(27,924,259)	(3,464,509)	$(38,422,446)

aDuring the period Class 4 did not report any share transactions.

FLG-19

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Large Cap Growth Securities Fund

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.750%	Up to and including $500 million
0.625%	Over $500 million, up to and including $1 billion
0.500%	In excess of $1 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets of each class. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 2.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2010, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2009, the capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:
2016	$67,544,988
2017	62,499,598

$130,044,586

FLG-20

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Large Cap Growth Securities Fund

5. INCOME TAXES (continued)

At June 30, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$328,944,462

Unrealized appreciation	$54,034,342
Unrealized depreciation	(13,885,444)

Net unrealized appreciation (depreciation)	$40,148,898

Net investment income differs for financial statement and tax purposes primarily due to differing treatment of foreign currency transactions.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2010, aggregated $118,600,570 and $154,953,538, respectively.

7. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively “Borrowers”), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 21, 2011. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.10% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended June 30, 2010, the Fund did not use the Global Credit Facility.

8. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

FLG-21

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Large Cap Growth Securities Fund

8. FAIR VALUE MEASUREMENTS (continued)

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of June 30, 2010, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities
Equity Investments[a]	$346,982,796	$—	$—	$346,982,796
Short Term Investments	—	22,110,564	—	22,110,564

Total Investments in Securities	$346,982,796	$22,110,564	$—	$369,093,360

aFor detailed industry descriptions, see the accompanying Statement of Investments.

9. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS
Selected Portfolio
ADR - American Depository Receipt

FLG-22

FRANKLIN LARGE CAP VALUE SECURITIES FUND

This semiannual report for Franklin Large Cap Value Securities Fund covers the period ended June 30, 2010.

Performance Summary as of 6/30/10

Franklin Large Cap Value Securities Fund – Class 2 had a -8.26% total return for the six-month period ended 6/30/10.

Performance reflects the Fund’s Class 2 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin Large Cap Value Securities Fund – Class 2

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

FLV-1

Fund Goal and Main Investments: Franklin Large Cap Value Securities Fund seeks long-term capital appreciation. The Fund normally invests at least 80% of its net assets in investments of large-capitalization companies, focusing on those the manager believes to be undervalued. For this Fund, large-capitalization companies are those that are similar in size to those in the Russell 1000® Index at the time of purchase.1

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund underperformed its benchmark, the Russell 1000 Value Index, which fell 5.12% for the same period.2 Please note that the Fund employs a bottom-up stock selection process, and the managers invest in securities without regard to benchmark comparisons.

Economic and Market Overview

During the six-month period ended June 30, 2010, the U.S. economy showed some positive signs as manufacturing and exports generally improved and consumer spending increased. In 2010’s first and second quarters, U.S. gross domestic product growth rose at annualized rates of 3.7% and an estimated 2.4%. Corporate profits largely surpassed consensus estimates during the period, and businesses began restocking inventories depleted during the recession. However, challenges remained as mixed economic data, elevated debt concerns surrounding the U.S. budget deficit and a lack of job prospects for the unemployed hindered the economy’s advance. During much of the period, home prices rose in most regions due to low interest rates, a first-time homebuyer tax credit program, and prices dipping to levels that lured buyers. Later in the period, home sales stalled as the homebuyer tax credit program ended, and the housing sector overall remained weak as the pace of home sales and housing starts failed to gain traction.

As signs emerged of a demand-led recovery in the period’s first half, oil prices rose from $79 per barrel at the end of December 2009 to a period high of nearly $87 in early April. When mixed economic data began to indicate a slow recovery, oil prices drifted down as low as $66 in late May and ended the period at $76. The June 2010 inflation rate was an annualized 1.1%.3 Core inflation, which excludes food and energy costs, rose at a 0.9% annualized rate.3

1. Please see Index Descriptions following the Fund Summaries.

2. Source: © 2010 Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

3. Source: Bureau of Labor Statistics.

Fund Risks: The Fund’s investments in stocks may offer the potential for long-term gains but can be subject to short-term price fluctuations. Foreign investing, especially in emerging markets, involves additional risks, including currency fluctuations, economic instability, market volatility, and political and social instability. The Fund’s prospectus also includes a description of the main investment risks.

FLV-2

Given few inflationary pressures and uncertainty surrounding the economic recovery, the Federal Open Market Committee announced it intended to hold the federal funds target rate in the 0% to 0.25% range “for an extended period” as it laid the groundwork for an eventual tightening of monetary policy. As some economic data improved in early 2010, the Federal Reserve Board began withdrawing some of the extraordinary support policies it had provided in response to the 2008 financial crisis. During the reporting period, despite a lack of significant job gains, the unemployment rate dropped from 10.0% in December 2009 to 9.5% at period-end.3

As investor confidence rose amid encouraging economic data early in the period, equity markets generally rallied, though the advance was uneven. However, as the period progressed, concerns about many European countries’ creditworthiness and lingering doubts about the U.S. economic recovery contributed to significant equity market volatility and, ultimately, falling equity prices as many investors sought the relative safety of U.S. Treasury securities. For the six months under review, the blue chip stocks of the Dow Jones Industrial Average fell 5.00%, while the broader Standard & Poor’s 500 Index (S&P 500) declined 6.65% and the technology-heavy NASDAQ Composite Index lost 6.63%.2 All major industry groups declined during the period, with the weakest performance from the materials, energy and information technology sectors.

Investment Strategy

Although this report covers a six-month period, our investment horizon aims for longer term results. We seek to invest in securities of large-capitalization companies that we determine are selling below their underlying worth and hold them until they reach what we believe is their fair market value. Our aim is to construct a diversified portfolio of fundamentally sound companies purchased at attractive prices, often when they are out of favor with other investors for reasons we believe are temporary. Portfolio securities are selected without regard to benchmark comparisons and are chosen based on fundamental bottom-up research focusing on several criteria, such as low price relative to earnings, cash flow or book value. We also consider stocks with recent sharp price declines that we feel still have significant growth potential or that possess valuable intangibles not reflected in the stock price.

Manager’s Discussion

During the six months under review, the materials sector was a top detractor from performance, as were the energy and information

FLV-3

technology sectors.4 For example, aluminum company Alcoa and steel company Nucor hindered results. Offshore contract drilling services firm Transocean, a new holding, and oil and gas companies Exxon Mobil and Apache also hurt performance. Software and services provider Microsoft detracted from results, as did computer hardware manufacturer Hewlett-Packard. Other detractors included department store operator J.C. Penney, drug maker Pfizer and institutional financial services provider State Street.

Significant contributors included several holdings in the financials, consumer discretionary and industrials sectors.5 Holdings that performed well included investment manager Berkshire Hathaway, insurers MetLife and Chubb, and financial services company Citigroup. Restaurant operator McDonald’s, and athletic footwear and apparel manufacturer Nike also helped results. Electrical equipment manufacturer Eaton benefited Fund performance, as did industrial goods manufacturer Parker Hannifin and railroad Norfolk Southern.

In addition to purchasing shares of Transocean, the Fund initiated five positions during the period in what we considered attractively valued securities: agricultural products processor Archer Daniels Midland, offshore drilling contractor ENSCO, aerospace and defense company General Dynamics, biotechnology company Gilead Sciences and health care products manufacturer Johnson & Johnson. We also added to several existing positions including insurer Chubb and utilities company Sempra Energy. We did not liquidate any holdings during the period; however, we reduced our positions in Aflac, D.R. Horton and Office Depot.

Thank you for your participation in Franklin Large Cap Value Securities Fund. We look forward to serving your future investment needs.

4. The information technology sector comprises software and services, and technology hardware and equipment in the SOI.

5. The financials sector comprises banks, diversified financials and insurance in the SOI. The consumer discretionary sector comprises consumer durables and apparel, consumer services, and retailing in the SOI. The industrials sector comprises capital goods and transportation in the SOI.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Holdings

Franklin Large Cap Value Securities Fund

6/30/10

Company Sector/Industry	% of Total Net Assets
International Business Machines Corp.	4.3%
Software & Services
Merck & Co. Inc.	3.8%
Pharmaceuticals, Biotechnology & Life Sciences
Nucor Corp.	3.3%
Materials
Praxair Inc.	2.8%
Materials
Microsoft Corp.	2.7%
Software & Services
General Electric Co.	2.7%
Capital Goods
Kimberly-Clark Corp.	2.6%
Household & Personal Products
Aflac Inc.	2.6%
Insurance
Chubb Corp.	2.5%
Insurance
Hewlett-Packard Co.	2.5%
Technology Hardware & Equipment

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

FLV-4

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Franklin Large Cap Value Securities Fund – Class 2

FLV-5

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 2	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Fund-Level Expenses Incurred During Period* 1/1/10–6/30/10
Actual	$1,000	$917.40	$4.28
Hypothetical (5% return before expenses)	$1,000	$1,020.33	$4.51

*Expenses are calculated using the most recent six-month annualized expense ratio, net of expense waivers, for the Fund’s Class 2 shares (0.90%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

FLV-6

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Franklin Large Cap Value Securities Fund

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31,
Class 2		2009	2008	2007	2006	2005[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.36	$7.54	$11.63	$11.86	$10.37	$10.00

Income from investment operations[b]:
Net investment income[c]	0.06	0.17	0.19	0.22	0.21	0.14
Net realized and unrealized gains (losses)	(0.82)	1.81	(4.28)	(0.25)	1.46	0.29

Total from investment operations	(0.76)	1.98	(4.09)	(0.03)	1.67	0.43

Less distributions from:
Net investment income	(0.17)	(0.16)	—	(0.19)	(0.15)	(0.06)
Net realized gains	—	—	—	(0.01)	(0.03)	—

Total distributions	(0.17)	(0.16)	—	(0.20)	(0.18)	(0.06)

Net asset value, end of period	$8.43	$9.36	$7.54	$11.63	$11.86	$10.37

Total return[d]	(8.26)%	26.76%	(35.17)%	(0.26)%	16.19%	4.32%
Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	1.38%	1.38%	1.34%	1.36%	1.41%	1.82%
Expenses net of waiver and payments by affiliates	0.90%	0.90%	0.90%	0.90% [f]	0.90% [f]	0.90% [f]
Net investment income	1.19%	2.15%	1.93%	1.82%	1.93%	1.70%

Supplemental data
Net assets, end of period (000’s)	$33,916	$35,892	$26,776	$37,797	$26,069	$7,979
Portfolio turnover rate	2.83%	15.64%	12.92%	15.80%	24.71%	18.79%

aFor the period March 1, 2005 (commencement of operations) to December 31, 2005.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FLV-7

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Large Cap Value Securities Fund

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31,
Class 4		2009	2008[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.34	$7.53	$11.07

Income from investment operations[b]:
Net investment income[c]	0.05	0.16	0.15
Net realized and unrealized gains (losses)	(0.81)	1.80	(3.69)

Total from investment operations	(0.76)	1.96	(3.54)

Less distributions from net investment income	(0.16)	(0.15)	—

Net asset value, end of period	$8.42	$9.34	$7.53

Total return[d]	(8.14)%	26.54%	(31.98)%
Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	1.48%	1.48%	1.44%
Expenses net of waiver and payments by affiliates	1.00%	1.00%	1.00%
Net investment income	1.09%	2.05%	1.83%

Supplemental data
Net assets, end of period (000’s)	$4	$4	$3
Portfolio turnover rate	2.83%	15.64%	12.92%

aFor the period February 29, 2008 (effective date) to December 31, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

FLV-8

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited)

Franklin Large Cap Value Securities Fund	Shares	Value
Common Stocks 97.6%
Banks 1.2%
U.S. Bancorp	17,400	$388,890

Capital Goods 15.6%
3M Co.	8,800	695,112
Dover Corp.	16,700	697,893
Eaton Corp.	11,400	746,016
General Dynamics Corp.	2,800	163,968
General Electric Co.	63,300	912,786
Illinois Tool Works Inc.	15,000	619,200
Masco Corp.	29,100	313,116
Parker Hannifin Corp.	7,000	388,220
United Technologies Corp.	11,700	759,447

		5,295,758

Consumer Durables & Apparel 4.6%
D.R. Horton Inc.	24,300	238,869
Fortune Brands Inc.	17,600	689,568
NIKE Inc., B	9,400	634,970

		1,563,407

Consumer Services 1.7%
McDonald’s Corp.	8,800	579,656

Diversified Financials 4.4%
Bank of America Corp.	12,400	178,188
The Bank of New York Mellon Corp.	14,600	360,474
[a]Citigroup Inc.	13,500	50,760
Morgan Stanley	5,500	127,655
State Street Corp.	22,500	760,950

		1,478,027

Energy 12.7%
Apache Corp.	5,900	496,721
Chesapeake Energy Corp.	9,300	194,835
ConocoPhillips	10,000	490,900
Devon Energy Corp.	7,600	462,992
Ensco PLC, ADR	12,500	491,000
Exxon Mobil Corp.	12,000	684,840
Occidental Petroleum Corp.	8,900	686,635
Peabody Energy Corp.	14,600	571,298
[a]Transocean Ltd.	5,000	231,650

		4,310,871

Food & Staples Retailing 1.9%
Wal-Mart Stores Inc.	13,700	658,559

Food, Beverage & Tobacco 0.5%
Archer-Daniels-Midland Co.	7,000	180,740

Health Care Equipment & Services 1.3%
Becton, Dickinson and Co.	6,700	453,054

Household & Personal Products 5.0%
Kimberly-Clark Corp.	14,700	891,261
The Procter & Gamble Co.	13,500	809,730

		1,700,991

FLV-9

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Franklin Large Cap Value Securities Fund	Shares	Value
Common Stocks (continued)
Insurance 10.8%
Aflac Inc.	20,600	$879,002
The Allstate Corp.	25,000	718,250
[a]Berkshire Hathaway Inc., A	3	360,000
Chubb Corp.	17,000	850,170
MetLife Inc.	22,200	838,272

		3,645,694

Materials 10.0%
Air Products and Chemicals Inc.	3,000	194,430
Alcoa Inc.	54,600	549,276
The Dow Chemical Co.	25,700	609,604
Nucor Corp.	29,000	1,110,120
Praxair Inc.	12,300	934,677

		3,398,107

Pharmaceuticals, Biotechnology & Life Sciences 8.6%
Abbott Laboratories	7,600	355,528
[a]Gilead Sciences Inc.	12,600	431,928
Johnson & Johnson	3,000	177,180
Merck & Co. Inc.	37,165	1,299,660
Pfizer Inc.	46,300	660,238

		2,924,534

Retailing 5.8%
The Home Depot Inc.	28,000	785,960
J.C. Penney Co. Inc.	25,000	537,000
Nordstrom Inc.	17,100	550,449
[a]Office Depot Inc.	23,000	92,920

		1,966,329

Software & Services 7.0%
International Business Machines Corp.	11,700	1,444,716
Microsoft Corp.	40,300	927,303

		2,372,019

Technology Hardware & Equipment 2.5%
Hewlett-Packard Co.	19,500	843,960

Transportation 1.5%
Norfolk Southern Corp.	9,600	509,280

Utilities 2.5%
Entergy Corp.	5,200	372,424
Sempra Energy	10,000	467,900

		840,324

Total Common Stocks (Cost $35,014,321)		33,110,200

FLV-10

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Franklin Large Cap Value Securities Fund	Shares	Value
Short Term Investments (Cost $770,613) 2.3%
Money Market Funds 2.3%
[a,b]Institutional Fiduciary Trust Money Market Portfolio, 0.00%	770,613	$770,613

Total Investments (Cost $35,784,934) 99.9%		33,880,813
Other Assets, less Liabilities 0.1%		38,531

Net Assets 100.0%		$33,919,344

See Abbreviations on page FLV-20.

aNon-income producing.

bSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these financial statements.

FLV-11

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2010 (unaudited)

Franklin Large Cap Value Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$35,014,321
Cost - Sweep Money Fund (Note 7)	770,613

Total cost of investments	$35,784,934

Value - Unaffiliated issuers	$33,110,200
Value - Sweep Money Fund (Note 7)	770,613

Total value of investments	33,880,813
Receivables:
Investment securities sold	199,117
Dividends	76,074

Total assets	34,156,004

Liabilities:
Payables:
Investment securities purchased	26,008
Capital shares redeemed	161,939
Affiliates	30,797
Accrued expenses and other liabilities	17,916

Total liabilities	236,660

Net assets, at value	$33,919,344

Net assets consist of:
Paid-in capital	$43,864,017
Undistributed net investment income	221,730
Net unrealized appreciation (depreciation)	(1,904,121)
Accumulated net realized gain (loss)	(8,262,282)

Net assets, at value	$33,919,344

Class 2:
Net assets, at value	$33,915,537

Shares outstanding	4,021,911

Net asset value and maximum offering price per share	$8.43

Class 4:
Net assets, at value	$3,807

Shares outstanding	452

Net asset value and maximum offering price per share	$8.42

The accompanying notes are an integral part of these financial statements.

FLV-12

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2010 (unaudited)

Franklin Large Cap Value Securities Fund
Investment income:
Dividends	$389,769

Expenses:
Management fees (Note 3a)	137,883
Administrative fees (Note 3b)	46,594
Distribution fees: (Note 3c)
Class 2	46,518
Class 4	7
Unaffiliated transfer agent fees	41
Custodian fees (Note 4)	236
Reports to shareholders	7,758
Professional fees	12,454
Other	4,665

Total expenses	256,156
Expenses waived/paid by affiliates (Note 3e)	(88,488)

Net expenses	167,668

Net investment income	222,101

Realized and unrealized gains (losses):
Net realized gain (loss) from investments	(429,438)
Net change in unrealized appreciation (depreciation) on investments	(3,021,005)

Net realized and unrealized gain (loss)	(3,450,443)

Net increase (decrease) in net assets resulting from operations	$(3,228,342)

The accompanying notes are an integral part of these financial statements.

FLV-13

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Large Cap Value Securities Fund
	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31, 2009

Increase (decrease) in net assets:
Operations:
Net investment income	$222,101	$686,308
Net realized gain (loss) from investments	(429,438)	(3,133,157)
Net change in unrealized appreciation (depreciation) on investments	(3,021,005)	10,565,216

Net increase (decrease) in net assets resulting from operations	(3,228,342)	8,118,367

Distributions to shareholders from:
Net investment income:
Class 2	(686,563)	(701,566)
Class 4	(74)	(70)

Total distributions to shareholders	(686,637)	(701,636)

Capital share transactions - Class 2: (Note 2)	1,938,000	1,699,737

Net increase (decrease) in net assets	(1,976,979)	9,116,468
Net assets:
Beginning of period	35,896,323	26,779,855

End of period	$33,919,344	$35,896,323

Undistributed net investment income included in net assets:
End of period	$221,730	$686,266

The accompanying notes are an integral part of these financial statements.

FLV-14

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Franklin Large Cap Value Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-one separate funds. The Franklin Large Cap Value Securities Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. At June 30, 2010, 99.69% of the Fund’s shares were held through one insurance company. The Fund offers two classes of shares: Class 2 and Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b. Securities Lending

The Fund participates in a principal based security lending program. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is invested in repurchase agreements by the Fund’s custodian on the Fund’s behalf. The Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the principal may default on its obligations to the Fund. At June 30, 2010, the Fund had no securities on loan.

FLV-15

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Large Cap Value Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

c. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains. As a result, no provision for federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. As of June 30, 2010, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination by such taxing authorities, which in the case of the U.S. is three years after the filing of a fund’s tax return.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

e. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

FLV-16

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Large Cap Value Securities Fund

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2010, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2010[a]		Year Ended December 31, 2009[a]
Class 2 Shares:	Shares	Amount	Shares	Amount
Shares sold	553,415	$5,387,437	1,384,166	$10,151,286
Shares issued in reinvestment of distributions	74,626	686,563	91,707	701,566
Shares redeemed	(442,528)	(4,136,000)	(1,192,993)	(9,153,115)

Net increase (decrease)	185,513	$1,938,000	282,880	$1,699,737

[a]During	the period Class 4 did not report any share transactions.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisory Services, LLC (Advisory Services)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisory Services based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.750%	Up to and including $500 million
0.650%	Over $500 million, up to and including $1 billion
0.600%	Over $1 billion, up to and including $1.5 billion
0.550%	Over $1.5 billion, up to and including $6.5 billion
0.525%	Over $6.5 billion, up to and including $11.5 billion
0.500%	Over $11.5 billion, up to and including $16.5 billion
0.490%	Over $16.5 billion, up to and including $19 billion
0.480%	Over $19 billion, up to and including $21.5 billion
0.470%	In excess of $21.5 billion

b. Administrative Fees

The Fund pays an administrative fee to FT Services of 0.25% per year of the average daily net assets of the Fund.

FLV-17

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Large Cap Value Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

c. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets of each class. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 2.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

e. Waiver and Expense Reimbursements

FT Services and Advisory Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the common expenses (i.e. a combination of management fees, administrative fees, and other expenses, but excluding distribution fees, and acquired fund fees and expenses) for each class of the Fund do not exceed 0.65% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2011.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2010, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2009, the capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:
2016	$4,455,608
2017	2,320,965

$6,776,573

For tax purposes, realized capital losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At December 31, 2009, the Fund deferred realized capital losses of $725,309.

At June 30, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$35,985,282

Unrealized appreciation	$3,502,601
Unrealized depreciation	(5,607,070)

Net unrealized appreciation (depreciation)	$(2,104,469)

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of wash sales.

FLV-18

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Large Cap Value Securities Fund

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2010, aggregated $2,872,556 and $990,350, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Pursuant to a SEC exemptive order specific to the Fund’s investment in the Sweep Money Fund, management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively “Borrowers”), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 21, 2011. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.10% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended June 30, 2010, the Fund did not use the Global Credit Facility.

9. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At June 30, 2010, all of the Fund’s investments in securities carried at fair value were in Level 1 inputs. For detailed industry descriptions, see the accompanying Statement of Investments.

FLV-19

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Large Cap Value Securities Fund

10. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS
Selected Portfolio
ADR - American Depository Receipt

FLV-20

FRANKLIN RISING DIVIDENDS SECURITIES FUND

This semiannual report for Franklin Rising Dividends Securities Fund covers the period ended June 30, 2010.

Performance Summary as of 6/30/10

Franklin Rising Dividends Securities Fund – Class 2 had a -0.83% total return for the six-month period ended 6/30/10.

Performance reflects the Fund’s Class 2 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin Rising Dividends Securities Fund – Class 2

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

FRD-1

Fund Goal and Main Investments: Franklin Rising Dividends Securities Fund seeks long-term capital appreciation, with preservation of capital as an important consideration. The Fund normally invests at least 80% of its net assets in investments of companies that have paid rising dividends.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund performed better than its benchmark, the Standard & Poor’s 500 Index (S&P 500), which fell 6.65% for the same period.1 Please note the Fund employs a bottom-up stock selection process, and the managers invest in securities without regard to benchmark comparisons.

Economic and Market Overview

During the six-month period ended June 30, 2010, the U.S. economy showed some positive signs as manufacturing and exports generally improved and consumer spending increased. In 2010’s first and second quarters, U.S. gross domestic product growth rose at annualized rates of 3.7% and an estimated 2.4%. Corporate profits largely surpassed consensus estimates during the period, and businesses began restocking inventories depleted during the recession. However, challenges remained as mixed economic data, elevated debt concerns surrounding the U.S. budget deficit and a lack of job prospects for the unemployed hindered the economy’s advance. During much of the period, home prices rose in most regions due to low interest rates, a first-time homebuyer tax credit program, and prices dipping to levels that lured buyers. Later in the period, home sales stalled as the homebuyer tax credit program ended, and the housing sector overall remained weak as the pace of home sales and housing starts failed to gain traction.

As signs emerged of a demand-led recovery in the period’s first half, oil prices rose from $79 per barrel at the end of December 2009 to a period high of nearly $87 in early April. When mixed economic data began to indicate a slow recovery, oil prices drifted down as low as $66 in late May and ended the period at $76. The June 2010 inflation rate was an annualized 1.1%.2 Core inflation, which excludes food and energy costs, rose at a 0.9% annualized rate.2

1. Source: © 2010 Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Source: Bureau of Labor Statistics.

Fund Risks: The Fund’s investments in stocks may offer the potential for long-term gains but can be subject to short-term price fluctuations. Smaller and midsize company securities can increase the risk of greater price fluctuations, particularly over the short term. The Fund may have significant investments in particular sectors from time to time, such as financial services and health care, and may be at greater risk of adverse developments in a sector than a fund that invests more broadly. The Fund’s prospectus also includes a description of the main investment risks.

FRD-2

Given few inflationary pressures and uncertainty surrounding the economic recovery, the Federal Open Market Committee announced it intended to hold the federal funds target rate in the 0% to 0.25% range “for an extended period” as it laid the groundwork for an eventual tightening of monetary policy. As some economic data improved in early 2010, the Federal Reserve Board began withdrawing some of the extraordinary support policies it had provided in response to the 2008 financial crisis. During the reporting period, despite a lack of significant job gains, the unemployment rate dropped from 10.0% in December 2009 to 9.5% at period-end.2

As investor confidence rose amid encouraging economic data early in the period, equity markets generally rallied, though the advance was uneven. However, as the period progressed, concerns about many European countries’ creditworthiness and lingering doubts about the U.S. economic recovery contributed to significant equity market volatility and, ultimately, falling equity prices as many investors sought the relative safety of U.S. Treasury securities. For the six months under review, the blue chip stocks of the Dow Jones Industrial Average fell 5.00%, while the broader S&P 500 declined 6.65% and the technology-heavy NASDAQ Composite Index lost 6.63%.1 All major industry groups declined during the period, with the weakest performance from the materials, energy and information technology sectors.

Investment Strategy

We are a research-driven, fundamental investment adviser, pursuing a disciplined value-oriented strategy. As bottom-up investors concentrating primarily on individual securities, we seek fundamentally sound companies that we believe meet our screening criteria, which include consistent, substantial dividend increases; reinvested earnings; and strong balance sheets. We attempt to acquire such stocks at attractive prices, often when they are out of favor with other investors. In following these criteria, we do not necessarily focus on companies whose securities pay a high dividend but rather on companies that consistently raise their dividends.

Manager’s Discussion

During the six months under review, significant contributors to performance included Family Dollar Stores, a discount retailer, Erie Indemnity, a property and casualty insurer, and Old Republic International, an insurer primarily focused on mortgage guaranty and various liability risks. Family Dollar reported better-than-expected quarterly

FRD-3

earnings and strong same-stores sales. During the period, the company increased its dividend for the 34th consecutive year. Shares of Erie Indemnity increased as investors became less concerned about the company’s investment portfolio. Erie has 30 years of dividend increases. Old Republic’s stock price benefited from the housing market’s stabilization. Old Republic, which also raised its dividend during the period, has 29 years of dividend increases.

Detractors from Fund performance included Becton, Dickinson, a medical devices manufacturer; Brady, a manufacturer of industrial identification solutions; and Pfizer, a drug manufacturer. Several concerns negatively affected Becton, Dickinson during the period, including the potential impact of U.S. health care reform, the drag on earnings caused by the lower euro, and the threat of lower health care reimbursement rates in Europe due to the region’s sovereign debt crisis. Although Brady reported solid earnings in its most recent quarter, it offered a cautious assessment of the economic environment in Europe. Pfizer’s shares declined in value largely due to the issues that affected Becton, Dickinson.

We initiated positions in Archer Daniels Midland, General Dynamics, Johnson & Johnson, Medtronic and PepsiCo during the reporting period. Agricultural products processor Archer Daniels Midland, aerospace and defense company General Dynamics, and health care products manufacturer Johnson & Johnson have increased their dividends for the past 36, 18 and 48 years, respectively. Medtronic, a medical device manufacturer, has raised its dividend for 33 consecutive years, while food and beverage maker PepsiCo has 38 years of dividend increases. We made additions to seven other positions. We liquidated our position in Graco and significantly reduced positions in Aflac, Carlisle and Family Dollar Stores. We made smaller reductions to 21 other positions.

Our 10 largest positions on June 30, 2010, represented 49.1% of the Fund’s total net assets. It is interesting to note how these 10 companies would respond, in aggregate, to the Fund’s screening criteria based on a simple average of statistical measures. On average, these 10 companies have raised their dividends 33 years in a row and by 258% in the past 10 years. Their most recent year-over-year dividend increases averaged 10.6% with a yield of 2.6% on June 30, 2010, and a dividend payout ratio of 36.3%, based on estimates of calendar year 2010 operating earnings. The average price/earnings ratio was 14.4 times calendar year 2010 estimates versus 12.7 for that of the unmanaged S&P 500.

Top 10 Holdings

Franklin Rising Dividends Securities Fund

6/30/10

Company Sector/Industry	% of Total Net Assets
Family Dollar Stores Inc.	5.6%
Retailing
The Procter & Gamble Co.	5.4%
Household & Personal Products
Praxair Inc.	5.3%
Materials
United Technologies Corp.	5.2%
Aerospace & Defense
Roper Industries Inc.	5.2%
Electrical Equipment
Wal-Mart Stores Inc.	5.1%
Food & Staples Retailing
Becton, Dickinson and Co.	5.0%
Health Care Equipment & Services
Abbott Laboratories	4.4%
Pharmaceuticals, Biotechnology & Life Sciences
Erie Indemnity Co., A	4.0%
Insurance
Dover Corp.	3.9%
Machinery

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

FRD-4

Thank you for your participation in Franklin Rising Dividends Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

FRD-5

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Franklin Rising Dividends Securities Fund – Class 2

FRD-6

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 2	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Fund-Level Expenses Incurred During Period* 1/1/10–6/30/10
Actual	$1,000	$991.70	$4.40
Hypothetical (5% return before expenses)	$1,000	$1,020.38	$4.46

*Expenses are calculated using the most recent six-month annualized expense ratio for the Fund’s Class 2 shares (0.89%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

FRD-7

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Franklin Rising Dividends Securities Fund

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31,
Class 1		2009		2008	2007	2006		2005

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$16.13	$13.96		$19.61	$20.88	$18.11		$17.75

Income from investment operations[a]:
Net investment income[b]	0.14	0.14	[c]	0.35	0.36	0.58	[d]	0.28
Net realized and unrealized gains (losses)	(0.24)	2.28		(5.51)	(0.80)	2.53		0.36

Total from investment operations	(0.10)	2.42		(5.16)	(0.44)	3.11		0.64

Less distributions from:
Net investment income	(0.31)	(0.25)		(0.36)	(0.53)	(0.24)		(0.18)
Net realized gains	—	—		(0.13)	(0.30)	(0.10)		(0.10)

Total distributions	(0.31)	(0.25)		(0.49)	(0.83)	(0.34)		(0.28)

Net asset value, end of period	$15.72	$16.13		$13.96	$19.61	$20.88		$18.11

Total return[e]	(0.72)%	17.67%		(26.94)%	(2.41)%	17.43%		3.68%
Ratios to average net assets[f]
Expenses	0.64%	0.65%	[g]	0.61% [g]	0.59% [g]	0.61%	[g]	0.62% [g]
Net investment income	1.69%	0.99%	[c]	2.05%	1.72%	3.15%	[d]	1.65%

Supplemental data
Net assets, end of period (000’s)	$128,846	$139,816		$142,862	$235,946	$288,303		$292,223
Portfolio turnover rate	4.90%	16.99%		5.39%	3.29%	6.19%		2.26%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cNet investment income per share includes approximately $(0.15) per share as a return of capital adjustment to a previously recorded special dividend received by the Fund. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 2.07%.

dNet investment income per share includes approximately $0.30 per share received in the form of a special dividend paid in connection with a corporate spin-off. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 1.57%.

eTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FRD-8

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Rising Dividends Securities Fund

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31,
Class 2		2009		2008	2007	2006		2005

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$15.86	$13.72		$19.27	$20.55	$17.84		$17.51

Income from investment operations[a]:
Net investment income[b]	0.12	0.10	[c]	0.31	0.30	0.56	[d]	0.24
Net realized and unrealized gains (losses)	(0.24)	2.24		(5.42)	(0.79)	2.46		0.34

Total from investment operations	(0.12)	2.34		(5.11)	(0.49)	3.02		0.58

Less distributions from:
Net investment income	(0.27)	(0.20)		(0.31)	(0.49)	(0.21)		(0.15)
Net realized gains	—	—		(0.13)	(0.30)	(0.10)		(0.10)

Total distributions	(0.27)	(0.20)		(0.44)	(0.79)	(0.31)		(0.25)

Net asset value, end of period	$15.47	$15.86		$13.72	$19.27	$20.55		$17.84

Total return[e]	(0.83)%	17.34%		(27.10)%	(2.69)%	17.12%		3.43%
Ratios to average net assets[f]
Expenses	0.89%	0.90%	[g]	0.86% [g]	0.84% [g]	0.86%	[g]	0.87% [g]
Net investment income	1.44%	0.74%	[c]	1.80%	1.47%	2.90%	[d]	1.40%

Supplemental data
Net assets, end of period (000’s)	$1,300,272	$1,371,351		$1,286,878	$2,079,366	$1,981,240		$1,423,827
Portfolio turnover rate	4.90%	16.99%		5.39%	3.29%	6.19%		2.26%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cNet investment income per share includes approximately $(0.15) per share as a return of capital adjustment to a previously recorded special dividend received by the Fund. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 1.82%.

dNet investment income per share includes approximately $0.30 per share received in the form of a special dividend paid in connection with a corporate spin-off. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 1.32%.

eTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FRD-9

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Rising Dividends Securities Fund

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31,
Class 4		2009		2008[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$16.09	$13.92		$18.51

Income from investment operations[b]:
Net investment income[c]	0.12	0.13	[d]	0.26
Net realized and unrealized gains (losses)	(0.24)	2.24		(4.36)

Total from investment operations	(0.12)	2.37		(4.10)

Less distributions from:
Net investment income	(0.31)	(0.20)		(0.36)
Net realized gains	—	—		(0.13)

Total distributions	(0.31)	(0.20)		(0.49)

Net asset value, end of period	$15.66	$16.09		$13.92

Total return[e]	(0.79)%	17.22%		(22.82)%
Ratios to average net assets[f]
Expenses	0.99%	1.00%	[g]	0.96% [g]
Net investment income	1.34%	0.64%	[d]	1.70%

Supplemental data
Net assets, end of period (000’s)	$250	$15		$4
Portfolio turnover rate	4.90%	16.99%		5.39%

aFor the period February 29, 2008 (effective date) to December 31, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dNet investment income per share includes approximately $(0.15) per share as a return of capital adjustment to a previously recorded special dividend received by the Fund. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 1.72%.

eTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FRD-10

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited)

Franklin Rising Dividends Securities Fund	Shares	Value
Common Stocks 95.4%
Aerospace & Defense 5.3%
General Dynamics Corp.	11,000	$644,160
United Technologies Corp.	1,149,900	74,640,009

		75,284,169

Banks 1.8%
Hudson City Bancorp Inc.	1,560,300	19,098,072
Peoples Bancorp Inc.	109,977	1,594,667
[a]TrustCo Bank Corp. NY	299,985	1,679,916
U.S. Bancorp	146,449	3,273,135

		25,645,790

Commercial & Professional Services 2.4%
ABM Industries Inc.	951,288	19,929,484
Cintas Corp.	525,200	12,589,044
Superior Uniform Group Inc.	237,100	2,365,072

		34,883,600

Consumer Durables & Apparel 1.2%
[b]Kid Brands Inc.	265,947	1,869,607
Leggett & Platt Inc.	775,800	15,562,548

		17,432,155

Consumer Services 1.8%
Hillenbrand Inc.	1,191,300	25,481,907

Diversified Financials 0.8%
State Street Corp.	324,500	10,974,590

Electrical Equipment 8.2%
Brady Corp., A	1,723,579	42,951,589
Roper Industries Inc.	1,332,550	74,569,498

		117,521,087

Food & Staples Retailing 5.1%
Wal-Mart Stores Inc.	1,506,100	72,398,227

Food, Beverage & Tobacco 3.9%
Archer-Daniels-Midland Co.	28,000	722,960
McCormick & Co. Inc.	1,429,095	54,248,446
PepsiCo Inc.	12,000	731,400

		55,702,806

Health Care Equipment & Services 12.6%
Beckman Coulter Inc.	27,000	1,627,830
Becton, Dickinson and Co.	1,056,643	71,450,200
Hill-Rom Holdings Inc.	477,103	14,518,244
Medtronic Inc.	20,000	725,400
Stryker Corp.	414,500	20,749,870
Teleflex Inc.	513,753	27,886,513
West Pharmaceutical Services Inc.	1,165,600	42,532,744

		179,490,801

Household & Personal Products 7.0%
Alberto-Culver Co.	848,350	22,981,801
The Procter & Gamble Co.	1,281,600	76,870,368

		99,852,169

FRD-11

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Franklin Rising Dividends Securities Fund	Shares	Value
Common Stocks (continued)
Industrial Conglomerates 0.7%
Carlisle Cos. Inc.	260,261	$9,403,230

Insurance 11.4%
Aflac Inc.	517,700	22,090,259
Arthur J. Gallagher & Co.	753,000	18,358,140
Erie Indemnity Co., A	1,253,221	57,021,556
Mercury General Corp.	154,200	6,390,048
Old Republic International Corp.	3,429,708	41,602,358
RLI Corp.	335,848	17,635,378

		163,097,739

Machinery 5.2%
Donaldson Co. Inc.	347,500	14,820,875
Dover Corp.	1,320,200	55,171,158
Nordson Corp.	66,691	3,740,031

		73,732,064

Materials 11.8%
Air Products and Chemicals Inc.	514,500	33,344,745
Bemis Co. Inc.	1,231,300	33,245,100
Nucor Corp.	699,002	26,757,797
Praxair Inc.	996,260	75,705,797

		169,053,439

Pharmaceuticals, Biotechnology & Life Sciences 7.4%
Abbott Laboratories	1,348,300	63,073,474
Johnson & Johnson	175,000	10,335,500
Pfizer Inc.	2,255,100	32,157,726

		105,566,700

Retailing 5.8%
Family Dollar Stores Inc.	2,121,830	79,971,773
[b]Sally Beauty Holdings Inc.	339,650	2,785,130

		82,756,903

Semiconductors & Semiconductor Equipment 0.0%[c]
Cohu Inc.	50,300	610,139

Software & Services 3.0%
International Business Machines Corp.	352,600	43,539,048

Total Common Stocks (Cost $1,114,988,305)		1,362,426,563

Short Term Investments 4.7%
Money Market Funds (Cost $67,263,008) 4.7%
[b,d]Institutional Fiduciary Trust Money Market Portfolio, 0.00%	67,263,008	67,263,008

[e]Investments from Cash Collateral Received for Loaned Securities 0.0%[c]
Money Market Funds (Cost $632,226) 0.0%[c]
[b]Bank of New York Institutional Cash Reserve Fund, Series B	632,226	505,781

Total Investments (Cost $1,182,883,539) 100.1%		1,430,195,352
Other Assets, less Liabilities (0.1)%		(826,569)

Net Assets 100.0%		$1,429,368,783

FRD-12

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Franklin Rising Dividends Securities Fund

aA portion or all of the security is on loan as of June 30, 2010. See Note 1(b).

bNon-income producing.

cRounds to less than 0.1% of net assets.

dSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

eSee Note 1(b) regarding securities on loan.

The accompanying notes are an integral part of these financial statements.

FRD-13

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2010 (unaudited)

Franklin Rising Dividends Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$1,115,620,531
Cost - Sweep Money Fund (Note 7)	67,263,008

Total cost of investments	$1,182,883,539

Value - Unaffiliated issuers	$1,362,932,344
Value - Sweep Money Fund (Note 7)	67,263,008

Total value of investments (includes securities loaned in the amount of $489,440)	1,430,195,352
Receivables:
Investment securities sold	251,924
Capital shares sold	122,133
Dividends	1,600,306
Other assets	2,826

Total assets	1,432,172,541

Liabilities:
Payables:
Capital shares redeemed	654,432
Affiliates	1,332,018
Funds advanced by custodian	107,826
Payable upon return of securities loaned	524,400
Accrued expenses and other liabilities	185,082

Total liabilities	2,803,758

Net assets, at value	$1,429,368,783

Net assets consist of:
Paid-in capital	$1,449,899,528
Undistributed net investment income	11,153,310
Net unrealized appreciation (depreciation)	247,311,813
Accumulated net realized gain (loss)	(278,995,868)

Net assets, at value	$1,429,368,783

The accompanying notes are an integral part of these financial statements.

FRD-14

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued)

June 30, 2010 (unaudited)

Franklin Rising Dividends Securities Fund
Class 1:
Net assets, at value	$128,846,497

Shares outstanding	8,194,203

Net asset value and maximum offering price per share	$15.72

Class 2:
Net assets, at value	$1,300,272,385

Shares outstanding	84,031,028

Net asset value and maximum offering price per share	$15.47

Class 4:
Net assets, at value	$249,901

Shares outstanding	15,961

Net asset value and maximum offering price per share	$15.66

The accompanying notes are an integral part of these financial statements.

FRD-15

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2010 (unaudited)

Franklin Rising Dividends Securities Fund
Investment income:
Dividends	$17,763,701
Income from securities loaned	59

Total investment income	17,763,760

Expenses:
Management fees (Note 3a)	4,676,489
Distribution fees: (Note 3c)
Class 2	1,730,459
Class 4	218
Unaffiliated transfer agent fees	649
Custodian fees (Note 4)	9,512
Reports to shareholders	130,059
Professional fees	24,102
Trustees’ fees and expenses	4,766
Other	26,246

Total expenses	6,602,500

Net investment income	11,161,260

Realized and unrealized gains (losses):
Net realized gain (loss) from investments	35,162,649
Net change in unrealized appreciation (depreciation) on investments	(55,088,091)

Net realized and unrealized gain (loss)	(19,925,442)

Net increase (decrease) in net assets resulting from operations	$(8,764,182)

The accompanying notes are an integral part of these financial statements.

FRD-16

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Rising Dividends Securities Fund
	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31, 2009

Increase (decrease) in net assets:
Operations:
Net investment income	$11,161,260	$10,527,347
Net realized gain (loss) from investments	35,162,649	(78,434,293)
Net change in unrealized appreciation (depreciation) on investments	(55,088,091)	289,247,239

Net increase (decrease) in net assets resulting from operations	(8,764,182)	221,340,293

Distributions to shareholders from net investment income:
Class 1	(2,516,672)	(2,324,786)
Class 2	(22,710,892)	(18,134,021)
Class 4	(5,357)	(54)

Total distributions to shareholders	(25,232,921)	(20,458,861)

Capital share transactions: (Note 2)
Class 1	(8,051,578)	(21,307,918)
Class 2	(40,018,417)	(98,146,365)
Class 4	253,541	11,072

Total capital share transactions	(47,816,454)	(119,443,211)

Net increase (decrease) in net assets	(81,813,557)	81,438,221
Net assets:
Beginning of period	1,511,182,340	1,429,744,119

End of period	$1,429,368,783	$1,511,182,340

Undistributed net investment income included in net assets:
End of period	$11,153,310	$25,224,971

The accompanying notes are an integral part of these financial statements.

FRD-17

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Franklin Rising Dividends Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-one separate funds. The Franklin Rising Dividends Securities Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. At June 30, 2010, 63.88% of the Fund’s shares were held through one insurance company. The Fund offers three classes of shares: Class 1, Class 2, and Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b. Securities Lending

The Fund participates in a principal based security lending program. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is invested in repurchase agreements or in a non-registered money fund (Bank of New York Institutional Cash Reserve Fund or ICRF), managed by the Fund’s custodian on the Fund’s behalf. The Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the principal may default on its obligations to the Fund.

In September of 2008, the Bank of New York Mellon advised the Fund that the ICRF had exposure to certain defaulted debt obligations of Lehman Brothers Holdings, Inc. and that they had created a separate sleeve (Series B) of the ICRF to hold these securities apart from the main investments. Each investor in the ICRF was allocated its pro-rata portion of Series B. The Fund’s position in Series B is disclosed on the Statement of Investments at fair value and any unrealized loss attributable to the position is included in net assets.

FRD-18

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Rising Dividends Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

c. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains. As a result, no provision for federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. As of June 30, 2010, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination by such taxing authorities, which in the case of the U.S. is three years after the filing of a fund’s tax return.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Distributions received by the Fund from certain securities may be a return of capital (ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

e. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

FRD-19

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Rising Dividends Securities Fund

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2010, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2010		Year Ended December 31, 2009
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	63,711	$1,077,606	342,788	$4,710,091
Shares issued in reinvestment of distributions	150,880	2,516,672	170,689	2,324,786
Shares redeemed	(690,401)	(11,645,856)	(2,076,650)	(28,342,795)

Net increase (decrease)	(475,810)	$(8,051,578)	(1,563,173)	$(21,307,918)

Class 2 Shares:
Shares sold	1,514,324	$25,088,376	3,853,342	$52,313,933
Shares issued in reinvestment of distributions	1,383,124	22,710,892	1,352,276	18,134,021
Shares redeemed	(5,343,146)	(87,817,685)	(12,538,092)	(168,594,319)

Net increase (decrease)	(2,445,698)	$(40,018,417)	(7,332,474)	$(98,146,365)

Class 4 Shares:
Shares sold	16,431	$276,554	691	$11,072
Shares issued on reinvestment of distributions	317	5,273	—	—
Shares redeemed	(1,748)	(28,286)	—	—

Net increase (decrease)	15,000	$253,541	691	$11,072

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisory Services, LLC (Advisory Services)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisory Services based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.750%	Up to and including $500 million
0.625%	Over $500 million, up to and including $1 billion
0.500%	In excess of $1 billion

b. Administrative Fees

Under an agreement with Advisory Services, FT Services provides administrative services to the Fund. The fee is paid by Advisory Services based on average daily net assets, and is not an additional expense of the Fund.

FRD-20

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Rising Dividends Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

c. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets of each class. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 2.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2010, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2009, the capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:
2016	$204,040,738
2017	107,931,803

$311,972,541

At June 30, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$1,185,069,513

Unrealized appreciation	$326,469,523
Unrealized depreciation	(81,343,684)

Net unrealized appreciation (depreciation)	$245,125,839

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of wash sales.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2010, aggregated $70,982,462 and $141,145,708, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Pursuant to a SEC exemptive order specific to the Fund’s investment in the Sweep Money Fund, management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

FRD-21

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Rising Dividends Securities Fund

8. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively “Borrowers”), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 21, 2011. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.10% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended June 30, 2010, the Fund did not use Global Credit Facility.

9. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of June 30, 2010, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Equity Investments[a]	$1,362,426,563	$—	$—	$1,362,426,563
Short Term Investments	67,263,008	505,781	—	67,768,789

Total Investments in Securities	$1,429,689,571	$505,781	$—	$1,430,195,352

aFor detailed industry descriptions, see the accompanying Statement of Investments.

10. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

FRD-22

FRANKLIN SMALL CAP VALUE SECURITIES FUND

This semiannual report for Franklin Small Cap Value Securities Fund covers the period ended June 30, 2010.

Performance Summary as of 6/30/10

Franklin Small Cap Value Securities Fund – Class 2 had a -3.10% total return for the six-month period ended 6/30/10.

Performance reflects the Fund’s Class 2 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin Small Cap Value Securities Fund – Class 2

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

FSV-1

Fund Goal and Main Investments: Franklin Small Cap Value Securities Fund seeks long-term total return. The Fund normally invests at least 80% of its net assets in investments of small-capitalization companies. For this Fund, small-capitalization companies are those with market capitalization values not exceeding $3.5 billion at the time of purchase. The Fund invests generally in equity securities of companies that the manager believes are currently undervalued and have the potential for capital appreciation.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund underperformed its benchmark, the Russell 2500TM Value Index, which fell 1.57% for the same period. 1 Please note that the Fund employs a bottom-up stock selection process, and the managers invest in securities without regard to benchmark comparisons.

Economic and Market Overview

During the six-month period ended June 30, 2010, the U.S. economy showed some positive signs as manufacturing and exports generally improved and consumer spending increased. In 2010’s first and second quarters, U.S. gross domestic product growth rose at annualized rates of 3.7% and an estimated 2.4%. Corporate profits largely surpassed consensus estimates during the period, and businesses began restocking inventories depleted during the recession. However, challenges remained as mixed economic data, elevated debt concerns surrounding the U.S. budget deficit and a lack of job prospects for the unemployed hindered the economy’s advance. During much of the period, home prices rose in most regions due to low interest rates, a first-time homebuyer tax credit program, and prices dipping to levels that lured buyers. Later in the period, home sales stalled as the homebuyer tax credit program ended, and the housing sector overall remained weak as the pace of home sales and housing starts failed to gain traction.

As signs emerged of a demand-led recovery in the period’s first half, oil prices rose from $79 per barrel at the end of December 2009 to a period high of nearly $87 in early April. When mixed economic data began to indicate a slow recovery, oil prices drifted down as low as $66 in late May and ended the period at $76. The June 2010 inflation rate was an annualized 1.1%.2 Core inflation, which excludes food and energy costs, rose at a 0.9% annualized rate.2

1. Source: © 2010 Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Source: Bureau of Labor Statistics.

Fund Risks: The Fund’s investments in stocks may offer the potential for long-term gains but can be subject to short-term price fluctuations. Smaller company securities can increase the risk of greater price volatility, particularly over the short term. Smaller or relatively new or unseasoned companies can also be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Foreign investing involves additional risks, including currency fluctuations, economic instability, market volatility, and political and social instability. The Fund’s prospectus also includes a description of the main investment risks.

FSV-2

Given few inflationary pressures and uncertainty surrounding the economic recovery, the Federal Open Market Committee announced it intended to hold the federal funds target rate in the 0% to 0.25% range “for an extended period” as it laid the groundwork for an eventual tightening of monetary policy. As some economic data improved in early 2010, the Federal Reserve Board began withdrawing some of the extraordinary support policies it had provided in response to the 2008 financial crisis. During the reporting period, despite a lack of significant job gains, the unemployment rate dropped from 10.0% in December 2009 to 9.5% at period-end.2

As investor confidence rose amid encouraging economic data early in the period, equity markets generally rallied, though the advance was uneven. However, as the period progressed, concerns about many European countries’ creditworthiness and lingering doubts about the U.S. economic recovery contributed to significant equity market volatility and, ultimately, falling equity prices as many investors sought the relative safety of U.S. Treasury securities. For the six months under review, the blue chip stocks of the Dow Jones Industrial Average fell 5.00%, while the broader Standard & Poor’s 500 Index (S&P 500) declined 6.65% and the technology-heavy NASDAQ Composite Index lost 6.63%.1 All major industry groups declined during the period, with the weakest performance from the materials, energy and information technology sectors.

Investment Strategy

We are a research-driven, fundamental investment adviser, pursuing a disciplined, value-oriented strategy for the Fund. As a bottom-up adviser concentrating primarily on individual securities, we focus on the market price of a company’s securities relative to our evaluation of the company’s potential long-term earnings, asset value or cash flow. We seek bargains among the “unloved,” out-of-favor companies that offer, in our opinion, attractive long-term potential. These might include current growth companies that are being ignored by the market, former growth companies that have stumbled recently, dropping sharply in price but that still have significant growth potential, in our opinion, or companies that may be potential turnaround candidates or takeover targets.

FSV-3

Manager’s Discussion

During the six months under review, the industrials and energy sectors were significant detractors from Fund performance.3 For example, building products manufacturer Gibraltar Industries, airline SkyWest and construction materials producer and contractor Granite Construction, a new holding, hindered returns. Offshore drilling company Atwood Oceanics, offshore oil and gas services provider Global Industries, and Bristow Group, which provides helicopter services to the offshore energy industry globally, also hurt results. Other key detractors from performance included recreational vehicle manufacturer Thor Industries, specialty chemicals company Westlake Chemical, steel producer Steel Dynamics and electronics manufacturer Benchmark Electronics.

The financials sector was a top contributor to performance during the reporting period, due in part to insurers Protective Life and Old Republic International.4 The health care sector, where medical equipment and services provider STERIS performed well, also helped results.5 Several holdings in the consumer discretionary sector boosted results, including footwear retailer Brown Shoe, discount retailer Tuesday Morning, boating retailer West Marine and auto safety systems manufacturer Autoliv.6 Other contributors to performance included transportation equipment manufacturer Wabash National, industrial and specialty gases distributor Airgas (sold by period-end), and steel producer Gerdau AmeriSteel (sold by period-end).

In addition to purchasing shares of Granite Construction, the Fund initiated nine positions during the period in what we considered attractively valued securities: comprehensive human resources provider Administaff, women’s apparel and accessories retailer Cato, consumer products manufacturer Lancaster Colony, electric utility company PNM Resources, food and beverage products manufacturer Sensient Technologies, reinsurer Transatlantic Holdings, and property and casualty insurers HCC Insurance Holdings, The Hanover Insurance Group and Tower Group. In addition to Airgas and Gerdau AmeriSteel, we liquidated six positions during the period: Carbo Ceramics, Kansas City Southern, OmniVision Technologies, Zale, Zenith National Insurance

3. The industrials sector comprises aerospace and defense, building products, commercial and professional services, construction and engineering, electrical equipment, industrial conglomerates, machinery, and trading companies and distributors in the SOI.

4. The financials sector comprises banks and insurance in the SOI.

5. The health care sector comprises health care equipment and services; and pharmaceuticals, biotechnology and life sciences in the SOI.

6. The consumer discretionary sector comprises automobiles and components, consumer durables and apparel, consumer services, and retailing in the SOI.

Top 10 Holdings

Franklin Small Cap Value Securities Fund

6/30/10

Company Sector/Industry	% of Total Net Assets
Protective Life Corp.	2.1%
Insurance
Old Republic International Corp.	1.8%
Insurance
Thor Industries Inc.	1.8%
Automobiles & Components
Autoliv Inc. (Sweden)	1.6%
Automobiles & Components
Benchmark Electronics Inc.	1.5%
Technology Hardware & Equipment
Rowan Cos. Inc.	1.5%
Energy
Mettler-Toledo International Inc.	1.4%
Pharmaceuticals, Biotechnology & Life Sciences
Reliance Steel & Aluminum Co.	1.4%
Materials
NV Energy Inc.	1.4%
Utilitiies
Tidewater Inc.	1.4%
Energy

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

FSV-4

and Furiex Pharmaceuticals, which we received as a spin-off from Pharmaceutical Product Development. We also reduced holdings in Casey’s General Stores, D.R. Horton, Ethan Allen Interiors, Glatfelter, Gymboree and Warnaco Group.

Thank you for your participation in Franklin Small Cap Value Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

FSV-5

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Franklin Small Cap Value Securities Fund – Class 2

FSV-6

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 2	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Fund-Level Expenses Incurred During Period* 1/1/10–6/30/10
Actual	$1,000	$969.00	$4.39
Hypothetical (5% return before expenses)	$1,000	$1,020.33	$4.51

*Expenses are calculated using the most recent six-month annualized expense ratio for the Fund’s Class 2 shares (0.90%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

FSV-7

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Franklin Small Cap Value Securities Fund

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31,
Class 1		2009	2008	2007	2006	2005

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$13.00	$10.73	$17.38	$19.07	$17.02	$15.85

Income from investment operations[a]:
Net investment income[b]	0.06	0.15	0.24	0.22	0.18	0.17
Net realized and unrealized gains (losses)	(0.44)	2.86	(5.44)	(0.44)	2.69	1.24

Total from investment operations	(0.38)	3.01	(5.20)	(0.22)	2.87	1.41

Less distributions from:
Net investment income	(0.13)	(0.22)	(0.23)	(0.17)	(0.16)	(0.14)
Net realized gains	—	(0.52)	(1.22)	(1.30)	(0.66)	(0.10)

Total distributions	(0.13)	(0.74)	(1.45)	(1.47)	(0.82)	(0.24)

Net asset value, end of period	$12.49	$13.00	$10.73	$17.38	$19.07	$17.02

Total return[c]	(3.03)%	29.54%	(32.87)%	(2.14)%	17.30%	8.99%
Ratios to average net assets[d]
Expenses	0.65%	0.68% [e]	0.67% [e]	0.64% [e]	0.65% [e]	0.64% [e]
Net investment income	0.80%	1.29%	1.62%	1.13%	0.97%	1.05%

Supplemental data
Net assets, end of period (000’s)	$38,190	$42,428	$34,901	$57,045	$73,154	$52,632
Portfolio turnover rate	5.89%	6.68%	16.98%	16.27%	16.43% [f]	11.03%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

fExcludes the value of portfolio securities delivered as a result of a redemption in-kind.

The accompanying notes are an integral part of these financial statements.

FSV-8

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Small Cap Value Securities Fund

Class 2	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31,
		2009	2008	2007	2006	2005

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.77	$10.55	$17.10	$18.79	$16.79	$15.65

Income from investment operations[a]:
Net investment income[b]	0.04	0.12	0.20	0.17	0.13	0.13
Net realized and unrealized gains (losses)	(0.43)	2.81	(5.35)	(0.43)	2.65	1.23

Total from investment operations	(0.39)	2.93	(5.15)	(0.26)	2.78	1.36

Less distributions from:
Net investment income	(0.10)	(0.19)	(0.18)	(0.13)	(0.12)	(0.12)
Net realized gains	—	(0.52)	(1.22)	(1.30)	(0.66)	(0.10)

Total distributions	(0.10)	(0.71)	(1.40)	(1.43)	(0.78)	(0.22)

Net asset value, end of period	$12.28	$12.77	$10.55	$17.10	$18.79	$16.79

Total return[c]	(3.10)%	29.16%	(33.02)%	(2.38)%	16.98%	8.77%
Ratios to average net assets[d]
Expenses	0.90%	0.93% [e]	0.92% [e]	0.89% [e]	0.90% [e]	0.89% [e]
Net investment income	0.55%	1.04%	1.37%	0.88%	0.72%	0.80%

Supplemental data
Net assets, end of period (000’s)	$1,104,499	$1,109,855	$784,773	$1,177,367	$1,240,892	$1,094,120
Portfolio turnover rate	5.89%	6.68%	16.98%	16.27%	16.43% [f]	11.03%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

fExcludes the value of portfolio securities delivered as a result of a redemption in-kind.

The accompanying notes are an integral part of these financial statements.

FSV-9

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Small Cap Value Securities Fund

Class 4	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31,
		2009	2008[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.92	$10.70	$16.42

Income from investment operations[b]:
Net investment income[c]	0.03	0.11	0.15
Net realized and unrealized gains (losses)	(0.42)	2.84	(4.42)

Total from investment operations	(0.39)	2.95	(4.27)

Less distributions from:
Net investment income	(0.10)	(0.21)	(0.23)
Net realized gains	—	(0.52)	(1.22)

Total distributions	(0.10)	(0.73)	(1.45)

Net asset value, end of period	$12.43	$12.92	$10.70

Total return[d]	(3.11)%	29.04%	(29.14)%
Ratios to average net assets[e]
Expenses	1.00%	1.03% [f]	1.02% [f]
Net investment income	0.45%	0.94%	1.27%

Supplemental data
Net assets, end of period (000’s)	$29,187	$28,599	$14,850
Portfolio turnover rate	5.89%	6.68%	16.98%

aFor the period February 29, 2008 (effective date) to December 31, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FSV-10

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited)

Franklin Small Cap Value Securities Fund	Shares	Value
Common Stocks 95.8%
Aerospace & Defense 0.6%
[a]Ceradyne Inc.	328,243	$7,014,553

Automobiles & Components 5.2%
[a]Autoliv Inc. (Sweden)	384,900	18,417,467
[a]Drew Industries Inc.	90,700	1,832,140
Gentex Corp.	771,500	13,871,570
Thor Industries Inc.	873,900	20,755,125
[a,b]Winnebago Industries Inc.	600,000	5,964,000

		60,840,302

Banks 2.1%
Chemical Financial Corp.	485,854	10,581,900
Peoples Bancorp Inc.	199,400	2,891,300
[b]TrustCo Bank Corp. NY	1,939,000	10,858,400

		24,331,600

Building Products 4.9%
A.O. Smith Corp.	112,500	5,421,375
American Woodmark Corp.	359,310	6,144,201
Apogee Enterprises Inc.	864,000	9,357,120
[a]Gibraltar Industries Inc.	1,079,800	10,905,980
Simpson Manufacturing Co. Inc.	412,284	10,121,572
Universal Forest Products Inc.	496,200	15,039,822

		56,990,070

Commercial & Professional Services 2.7%
ABM Industries Inc.	712,000	14,916,400
Administaff Inc.	290,000	7,006,400
Mine Safety Appliances Co.	402,100	9,964,038

		31,886,838

Construction & Engineering 1.5%
[a]EMCOR Group Inc.	264,000	6,116,880
Granite Construction Inc.	501,000	11,813,580

		17,930,460

Consumer Durables & Apparel 5.2%
[a]Bassett Furniture Industries Inc.	230,900	988,252
Brunswick Corp.	906,000	11,261,580
D.R. Horton Inc.	523,000	5,141,090
Ethan Allen Interiors Inc.	199,000	2,784,010
[c]Hooker Furniture Corp.	555,100	5,917,366
[a]La-Z-Boy Inc.	1,095,700	8,141,051
[a]M/I Homes Inc.	593,700	5,723,268
M.D.C. Holdings Inc.	287,700	7,753,515
[a]Timberland Co., A	250,700	4,048,805
[a]The Warnaco Group Inc.	254,000	9,179,560

		60,938,497

Consumer Services 0.7%
Regis Corp.	532,000	8,283,240

Electrical Equipment 2.9%
Brady Corp., A	474,100	11,814,572
Franklin Electric Co. Inc.	246,732	7,110,816

FSV-11

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Franklin Small Cap Value Securities Fund	Shares	Value
Common Stocks (continued)
Electrical Equipment (continued)
[a]Powell Industries Inc.	135,200	$3,696,368
Roper Industries Inc.	202,000	11,303,920

		33,925,676

Energy 10.9%
Arch Coal Inc.	111,500	2,208,815
[a]Atwood Oceanics Inc.	472,000	12,045,440
[a]Bristow Group Inc.	520,000	15,288,000
CONSOL Energy Inc.	87,000	2,937,120
[a]Global Industries Ltd.	1,690,000	7,588,100
[a]Helix Energy Solutions Group Inc.	890,000	9,585,300
[a]Oil States International Inc.	346,500	13,714,470
Overseas Shipholding Group Inc.	197,000	7,296,880
Peabody Energy Corp.	114,000	4,460,820
[a]Rowan Cos. Inc.	793,300	17,405,002
Teekay Corp. (Canada)	286,531	7,498,516
Tidewater Inc.	415,000	16,068,800
[a]Unit Corp.	295,000	11,974,050

		128,071,313

Food & Staples Retailing 1.3%
Casey’s General Stores Inc.	428,367	14,950,008

Food, Beverage & Tobacco 0.4%
Lancaster Colony Corp.	88,500	4,722,360

Health Care Equipment & Services 2.7%
STERIS Corp.	432,200	13,432,776
Teleflex Inc.	195,600	10,617,168
West Pharmaceutical Services Inc.	215,800	7,874,542

		31,924,486

Industrial Conglomerates 1.3%
Carlisle Cos. Inc.	433,000	15,644,290

Insurance 13.1%
American National Insurance Co.	86,000	6,963,420
Arthur J. Gallagher & Co.	294,900	7,189,662
Aspen Insurance Holdings Ltd.	594,800	14,715,352
Erie Indemnity Co., A	194,000	8,827,000
HCC Insurance Holdings Inc.	82,000	2,030,320
Montpelier Re Holdings Ltd. (Bermuda)	776,200	11,588,666
Old Republic International Corp.	1,747,000	21,191,110
Protective Life Corp.	1,176,500	25,165,335
RLI Corp.	155,764	8,179,168
StanCorp Financial Group Inc.	232,000	9,405,280
The Hanover Insurance Group Inc.	155,000	6,742,500
Tower Group Inc.	645,000	13,886,850
Transatlantic Holdings Inc.	116,600	5,592,136
Validus Holdings Ltd. (Bermuda)	488,295	11,924,164

		153,400,963

Machinery 12.1%
[a]Astec Industries Inc.	357,700	9,919,021
Briggs & Stratton Corp.	475,800	8,098,116
CIRCOR International Inc.	141,000	3,606,780

FSV-12

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Franklin Small Cap Value Securities Fund	Shares	Value
Common Stocks (continued)
Machinery (continued)
[a]CNH Global NV (Netherlands)	84,000	$1,902,600
Gardner Denver Inc.	323,800	14,438,242
Graco Inc.	458,200	12,916,658
Kennametal Inc.	542,300	13,790,689
Lincoln Electric Holdings Inc.	216,000	11,013,840
Mueller Industries Inc.	539,500	13,271,700
Nordson Corp.	273,000	15,309,840
Timken Co.	120,000	3,118,800
Trinity Industries Inc.	893,000	15,823,960
[a]Wabash National Corp.	1,259,200	8,952,912
Watts Water Technologies Inc., A	341,300	9,781,658

		141,944,816

Materials 8.0%
AptarGroup Inc.	250,700	9,481,474
Cabot Corp.	384,000	9,258,240
Glatfelter	491,200	5,329,520
Reliance Steel & Aluminum Co.	449,600	16,253,040
RPM International Inc.	865,000	15,431,600
Sensient Technologies Corp.	230,000	5,963,900
Steel Dynamics Inc.	1,071,400	14,131,766
United States Steel Corp.	49,000	1,888,950
[b]Westlake Chemical Corp.	840,221	15,602,904

		93,341,394

Pharmaceuticals, Biotechnology & Life Sciences 2.6%
[a]Mettler-Toledo International Inc.	150,000	16,744,500
Pharmaceutical Product Development Inc.	521,800	13,258,938

		30,003,438

Retailing 8.1%
Brown Shoe Co. Inc.	967,843	14,691,857
The Cato Corp., A	45,200	995,304
Christopher & Banks Corp.	1,420,000	8,789,800
Fred’s Inc.	967,000	10,695,020
[a]Group 1 Automotive Inc.	521,000	12,259,130
[a]Gymboree Corp.	113,500	4,847,585
J.C. Penney Co. Inc.	273,000	5,864,040
The Men’s Wearhouse Inc.	671,100	12,321,396
[a]Pier 1 Imports Inc.	770,000	4,935,700
[a,b]Saks Inc.	777,548	5,901,589
[a]Tuesday Morning Corp.	1,227,000	4,895,730
[a]West Marine Inc.	845,600	9,200,128

		95,397,279

Semiconductors & Semiconductor Equipment 0.8%
Cohu Inc.	818,100	9,923,553

Technology Hardware & Equipment 2.4%
[a]Benchmark Electronics Inc.	1,103,000	17,482,550
Diebold Inc.	46,400	1,264,400
[a]Rofin-Sinar Technologies Inc.	437,000	9,098,340

		27,845,290

Trading Companies & Distributors 0.5%
Applied Industrial Technologies Inc.	227,100	5,750,172

FSV-13

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Franklin Small Cap Value Securities Fund	Shares	Value
Common Stocks (continued)
Transportation 2.3%
[a]Genesee & Wyoming Inc.	372,700	$13,905,437
SkyWest Inc.	1,020,000	12,464,400

		26,369,837

Utilities 3.5%
Atmos Energy Corp.	170,100	4,599,504
Energen Corp.	257,000	11,392,810
NV Energy Inc.	1,375,000	16,238,750
PNM Resources Inc.	825,000	9,223,500

		41,454,564

Total Common Stocks (Cost $1,144,979,044)		1,122,884,999

	Principal Amount
Corporate Bonds (Cost $1,482,565) 0.1%
Machinery 0.1%
Mueller Industries Inc., 6.00%, 11/01/14	$1,494,000	1,471,590

Total Investments before Short Term Investments (Cost $1,146,461,609)		1,124,356,589

	Shares
Short Term Investments 6.7%
Money Market Funds (Cost $68,649,809) 5.9%
[a,d]Institutional Fiduciary Trust Money Market Portfolio, 0.00%	68,649,809	68,649,809

[e] Investments from Cash Collateral Received for Loaned Securities 0.8%
Money Market Funds (Cost $2,536,889) 0.2%
[a]Bank of New York Institutional Cash Reserve Fund, Series B	2,536,889	2,029,511

	Principal Amount
[f] Repurchase Agreements 0.6%
Banc of America Securities LLC, 0.02%, 7/01/10 (Maturity Value $1,418,001) Collateralized by U.S. Government Agency Securities, 4.00% - 6.15%, 8/15/24 - 4/15/52	$1,418,000	1,418,000
Barclays Capital Inc., 0.01%, 7/01/10 (Maturity Value $2,029,001) Collateralized by U.S. Treasury Notes, 0.75% - 5.00%, 2/15/11 - 8/15/19; U.S. Treasury Bonds, 4.50% - 8.125%, 8/15/19 - 8/15/39	2,029,000	2,029,000
Deutsche Bank Securities Inc., 0.03%, 7/01/10 (Maturity Value $2,000,002) Collateralized by U.S. Government Agency Securities, 1.70% - 4.625%, 8/12/10 - 8/18/15; [g]U.S. Government Agency Discount Notes, 5/27/11	2,000,000	2,000,000
RBS Securities Inc., 0.05%, 7/01/10 (Maturity Value $2,429,003) Collateralized by U.S. Government Agency Securities, 0.75% - 8.875%, 12/08/10 - 4/15/30	2,429,000	2,429,000

Total Repurchase Agreements (Cost $7,876,000)		7,876,000

Total Investments from Cash Collateral Received for Loaned Securities (Cost $10,412,889)		9,905,511

Total Investments (Cost $1,225,524,307) 102.6%		1,202,911,909
Other Assets, less Liabilities (2.6)%		(31,035,563)

Net Assets 100.0%		$1,171,876,346

FSV-14

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Franklin Small Cap Value Securities Fund

aNon-income producing.

bA portion or all of the security is on loan at June 30, 2010. See Note 1(c).

cSee Note 8 regarding holdings of 5% voting securities.

dSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

eSee Note 1(c) regarding securities on loan.

fSee Note 1(b) regarding repurchase agreements.

gThe security is traded on a discount basis with no stated coupon rate.

The accompanying notes are an integral part of these financial statements.

FSV-15

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2010 (unaudited)

Franklin Small Cap Value Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$1,140,277,757
Cost - Non-controlled affiliated issuers (Note 8)	8,720,741
Cost - Sweep Money Fund (Note 7)	68,649,809
Cost - Repurchase agreements	7,876,000

Total cost of investments	$1,225,524,307

Value - Unaffiliated issuers	$1,120,468,734
Value - Non-controlled affiliated issuers (Note 8)	5,917,366
Value - Sweep Money Fund (Note 7)	68,649,809
Value - Repurchase agreements	7,876,000

Total value of investments (includes securities loaned in the amount of $9,830,739)	1,202,911,909
Receivables:
Capital shares sold	737,961
Dividends and interest	875,036
Other assets	2,049

Total assets	1,204,526,955

Liabilities:
Payables:
Investment securities purchased	17,556,185
Capital shares redeemed	3,273,254
Affiliates	1,180,160
Payable upon return of securities loaned	10,412,889
Accrued expenses and other liabilities	228,121

Total liabilities	32,650,609

Net assets, at value	$1,171,876,346

Net assets consist of:
Paid-in capital	$1,269,449,325
Undistributed net investment income	3,540,762
Net unrealized appreciation (depreciation)	(22,612,398)
Accumulated net realized gain (loss)	(78,501,343)

Net assets, at value	$1,171,876,346

The accompanying notes are an integral part of these financial statements.

FSV-16

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued)

June 30, 2010 (unaudited)

Franklin Small Cap Value Securities Fund
Class 1:
Net assets, at value	$38,189,967

Shares outstanding	3,056,761

Net asset value and maximum offering price per share	$12.49

Class 2:
Net assets, at value	$1,104,499,385

Shares outstanding	89,952,885

Net asset value and maximum offering price per share	$12.28

Class 4:
Net assets, at value	$29,186,994

Shares outstanding	2,348,199

Net asset value and maximum offering price per share	$12.43

The accompanying notes are an integral part of these financial statements.

FSV-17

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2010 (unaudited)

Franklin Small Cap Value Securities Fund
Investment income:
Dividends:
Unaffiliated issuers	$9,069,235
Non-controlled affiliated issuers (Note 8)	111,020
Interest	45,941
Income from securities loaned	1,599

Total investment income	9,227,795

Expenses:
Management fees (Note 3a)	3,173,018
Administrative fees (Note 3b)	759,000
Distribution fees: (Note 3c)
Class 2	1,489,392
Class 4	54,689
Unaffiliated transfer agent fees	2,129
Custodian fees (Note 4)	7,606
Reports to shareholders	158,637
Professional fees	19,835
Trustees’ fees and expenses	4,210
Other	20,707

Total expenses	5,689,223

Net investment income	3,538,572

Realized and unrealized gains (losses):
Net realized gain (loss) from investments	10,929,901
Net change in unrealized appreciation (depreciation) on investments	(59,323,090)

Net realized and unrealized gain (loss)	(48,393,189)

Net increase (decrease) in net assets resulting from operations	$(44,854,617)

The accompanying notes are an integral part of these financial statements.

FSV-18

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Small Cap Value Securities Fund
	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31, 2009

Increase (decrease) in net assets:
Operations:
Net investment income	$3,538,572	$9,986,631
Net realized gain (loss) from investments	10,929,901	(86,881,008)
Net change in unrealized appreciation (depreciation) on investments	(59,323,090)	345,475,195

Net increase (decrease) in net assets resulting from operations	(44,854,617)	268,580,818

Distributions to shareholders from:
Net investment income:
Class 1	(391,013)	(665,043)
Class 2	(9,354,014)	(13,687,826)
Class 4	(225,374)	(385,972)
Net realized gains:
Class 1	—	(1,544,298)
Class 2	—	(37,694,393)
Class 4	—	(931,849)

Total distributions to shareholders	(9,970,401)	(54,909,381)

Capital share transactions: (Note 2)
Class 1	(2,653,835)	209,708
Class 2	46,442,125	123,378,715
Class 4	2,030,922	9,098,546

Total capital share transactions	45,819,212	132,686,969

Net increase (decrease) in net assets	(9,005,806)	346,358,406
Net assets:
Beginning of period	1,180,882,152	834,523,746

End of period	$1,171,876,346	$1,180,882,152

Undistributed net investment income included in net assets:
End of period	$3,540,762	$9,972,591

The accompanying notes are an integral part of these financial statements.

FSV-19

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Franklin Small Cap Value Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-one separate funds. The Franklin Small Cap Value Securities Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2 and Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Repurchase agreements are valued at cost, which approximates market value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b. Repurchase Agreements

The Fund may enter into repurchase agreements, which are accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Fund, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. All repurchase agreements held by the Fund at period end had been entered into on June 30, 2010.

FSV-20

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Small Cap Value Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

c. Securities Lending

The Fund participates in a principal based security lending program. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is invested in repurchase agreements or in a non-registered money fund (Bank of New York Institutional Cash Reserve Fund or ICRF), managed by the Fund’s custodian on the Fund’s behalf. The Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the principal may default on its obligations to the Fund.

In September of 2008, the Bank of New York Mellon advised the Fund that the ICRF had exposure to certain defaulted debt obligations of Lehman Brothers Holdings, Inc. and that they had created a separate sleeve (Series B) of the ICRF to hold these securities apart from the main investments. Each investor in the ICRF was allocated its pro-rata portion of Series B. The Fund’s position in Series B is disclosed on the Statement of Investments at fair value and any unrealized loss attributable to the position is included in net assets.

d. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains. As a result, no provision for federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. As of June 30, 2010, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination by such taxing authorities, which in the case of the U.S. is three years after the filing of a fund’s tax return.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FSV-21

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Small Cap Value Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2010, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2010		Year Ended December 31, 2009
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	253,638	$3,544,985	756,038	$8,112,443
Shares issued in reinvestment of distributions	28,110	391,013	206,867	2,209,341
Shares redeemed	(489,599)	(6,589,833)	(950,287)	(10,112,076)

Net increase (decrease)	(207,851)	$(2,653,835)	12,618	$209,708

Class 2 Shares:
Shares sold	10,633,000	$150,132,418	25,275,286	$260,568,778
Shares issued in reinvestment of distributions	684,273	9,354,014	4,888,889	51,382,219
Shares redeemed	(8,294,669)	(113,044,307)	(17,632,475)	(188,572,282)

Net increase (decrease)	3,022,604	$46,442,125	12,531,700	$123,378,715

Class 4 Shares:
Shares sold	406,930	$5,769,136	1,211,897	$12,938,698
Shares issued on reinvestment of distributions	16,284	225,374	123,855	1,317,821
Shares redeemed	(287,969)	(3,963,588)	(510,091)	(5,157,973)

Net increase (decrease)	135,245	$2,030,922	825,661	$9,098,546

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisory Services, LLC (Advisory Services)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

FSV-22

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Small Cap Value Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

a. Management Fees

The Fund pays an investment management fee to Advisory Services based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.600%	Up to and including $200 million
0.500%	over $200 million, up to and including $1.3 billion
0.400%	In excess of $1.3 billion

b. Administrative Fees

The Fund pays an administrative fee to FT Services based on the Fund’s average daily net assets as follows:

Annualized Fee Rate	Net Assets
0.150%	Up to and including $200 million
0.135%	over $200 million, up to and including $700 million
0.100%	over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

c. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets of each class. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 2.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2010, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2009, the Fund had tax basis capital losses of $76,440,230 expiring in 2017.

For tax purposes, realized capital losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At December 31, 2009, the Fund deferred realized capital losses of $12,909,409.

FSV-23

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Small Cap Value Securities Fund

5. INCOME TAXES (continued)

At June 30, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$1,225,594,935

Unrealized appreciation	$182,074,180
Unrealized depreciation	(204,757,206)

Net unrealized appreciation (depreciation)	$(22,683,026)

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of wash sales.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2010, aggregated $129,610,335 and $68,949,787, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Pursuant to a SEC exemptive order specific to the Fund’s investment in the Sweep Money Fund, management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in “affiliated companies” for the Fund for the period ended June 30, 2010, were as shown below.

Name of Issuer	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Investment Income	Realized Capital Gain (Loss)
Non-Controlled Affiliates
Hooker Furniture Corp.	555,100	—	—	555,100	$5,917,366	$111,020	$—

Total Affiliated Securities (0.50% of Net Assets)

9. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively “Borrowers”), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 21, 2011. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

FSV-24

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Small Cap Value Securities Fund

9. CREDIT FACILITY (continued)

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.10% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended June 30, 2010, the Fund did not use the Global Credit Facility.

10. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of June 30, 2010, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Equity Investments[a]	$1,122,884,999	$—	$—	$1,122,884,999
Corporate Bonds	—	1,471,590	—	1,471,590
Short Term Investments	68,649,809	9,905,511	—	78,555,320

Total Investments in Securities	$1,191,534,808	$11,377,101	$—	$1,202,911,909

aFor detailed industry descriptions, see the accompanying Statement of Investments.

11. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

FSV-25

FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND

This semiannual report for Franklin Small-Mid Cap Growth Securities Fund covers the period ended June 30, 2010.

Performance Summary as of 6/30/10

Franklin Small-Mid Cap Growth Securities Fund – Class 2 had a -2.96% total return for the six-month period ended 6/30/10.

Performance reflects the Fund’s Class 2 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin Small-Mid Cap Growth Securities Fund Class 2

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

FSC-1

Fund Goal and Main Investments: Franklin Small-Mid Cap Growth Securities Fund seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of small-capitalization (small cap) and mid-capitalization (mid cap) companies. For this Fund, small cap companies are those within the market capitalization range of companies in the Russell 2500TM Index at the time of purchase, and mid cap companies are companies within the market capitalization range of companies in the Russell Midcap® Index at the time of purchase.1

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund performed better than its narrow benchmark, the Russell Midcap Growth Index, which had a -3.31% total return, and its broad benchmark, the Standard & Poor’s 500 Index (S&P 500), which had a -6.65% total return, for the same period.2

Economic and Market Overview

During the six-month period ended June 30, 2010, the U.S. economy showed some positive signs as manufacturing and exports generally improved and consumer spending increased. In 2010’s first and second quarters, U.S. gross domestic product growth rose at annualized rates of 3.7% and an estimated 2.4%. Corporate profits largely surpassed consensus estimates during the period, and businesses began restocking inventories depleted during the recession. However, challenges remained as mixed economic data, elevated debt concerns surrounding the U.S. budget deficit and a lack of job prospects for the unemployed hindered the economy’s advance. During much of the period, home prices rose in most regions due to low interest rates, a first-time homebuyer tax credit program, and prices dipping to levels that lured buyers. Later in the period, home sales stalled as the homebuyer tax credit program ended, and the housing sector overall remained weak as the pace of home sales and housing starts failed to gain traction.

As signs emerged of a demand-led recovery in the period’s first half, oil prices rose from $79 per barrel at the end of December 2009 to a period high of nearly $87 in early April. When mixed economic data began to indicate a slow recovery, oil prices drifted down as low as $66 in late May and ended the period at $76. The June 2010 inflation rate

1. Please see Index Descriptions following the Fund Summaries.

2. Source: © 2010 Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

Fund Risks: The Fund’s investments in stocks may offer the potential for long-term gains but can be subject to short-term price fluctuations. Smaller and midsize company securities can increase the risk of greater price fluctuations, particularly over the short term. Smaller or relatively new or unseasoned companies can also be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. The Fund may have significant investments in particular sectors from time to time, such as technology, which has been among the market’s most volatile sectors and involves special risks. The Fund’s prospectus also includes a description of the main investment risks.

FSC-2

was an annualized 1.1%.3 Core inflation, which excludes food and energy costs, rose at a 0.9% annualized rate.3

Given few inflationary pressures and uncertainty surrounding the economic recovery, the Federal Open Market Committee announced it intended to hold the federal funds target rate in the 0% to 0.25% range “for an extended period” as it laid the groundwork for an eventual tightening of monetary policy. As some economic data improved in early 2010, the Federal Reserve Board began withdrawing some of the extraordinary support policies it had provided in response to the 2008 financial crisis. During the reporting period, despite a lack of significant job gains, the unemployment rate dropped from 10.0% in December 2009 to 9.5% at period-end.3

As investor confidence rose amid encouraging economic data early in the period, equity markets generally rallied, though the advance was uneven. However, as the period progressed, concerns about many European countries’ creditworthiness and lingering doubts about the U.S. economic recovery contributed to significant equity market volatility and, ultimately, falling equity prices as many investors sought the relative safety of U.S. Treasury securities. For the six months under review, the blue chip stocks of the Dow Jones Industrial Average had a -5.00% total return, while the broader S&P 500 posted a total return of -6.65% and the technology-heavy NASDAQ Composite Index had a -6.63% return.2 All major industry groups declined during the period, with the weakest performance from the materials, energy and information technology sectors.

Investment Strategy

We use fundamental, bottom-up research to seek companies meeting our criteria of growth potential, quality and valuation. In seeking sustainable growth characteristics, we look for companies we believe can produce sustainable earnings and cash flow growth, evaluating the long-term market opportunity and competitive structure of an industry to target leaders and emerging leaders. We define quality companies as those with strong and improving competitive positions in attractive markets. We also believe important attributes of quality are experienced and talented management teams as well as financial strength reflected in the capital structure, gross and operating margins, free cash flow generation and returns on capital employed. Our valuation analysis includes a range of potential outcomes based on an assessment of

3. Source: Bureau of Labor Statistics.

*Significant exposure to a single sector may result in greater volatility for the Fund than a more broadly diversified portfolio. There are specific risks to investing in technology company stocks, which can be subject to abrupt or erratic price movements and have been volatile, especially over the short term.

FSC-3

multiple scenarios. In assessing value, we consider whether security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.

Manager’s Discussion

During the six-month reporting period, stock selection in the energy and information technology sectors supported the Fund’s performance relative to the Russell Midcap Growth Index. In the energy sector, independent oil and gas company Concho Resources and drilling equipment and services provider Smith International were key contributors. Information technology holding Sybase, an enterprise software and services company, made one of the largest contributions to relative results, as SAP announced its intention to acquire Sybase in May. In addition, an underweighting in the utilities sector helped relative results. In other sectors, fast-food operator Chipotle Mexican Grill and real estate investment trust iStar Financial4 were major contributors. By period-end, we no longer held positions in Smith International, Sybase and iStar Financial.

In contrast, stock selection in the consumer discretionary, health care and financials sectors weighed on the Fund’s relative performance for the same period. Consumer discretionary holding Guess?, an apparel retailer, was a significant detractor. Health insurer Aetna4 in the health care sector and brokerage house Charles Schwab4 in the financials sector had a negative impact on relative Fund performance. Other major detractors included consumer payment system operator MasterCard,4 semiconductor company Silicon Laboratories and chemicals company Celanese.

Thank you for your participation in Franklin Small-Mid Cap Growth Securities Fund. We look forward to serving your future investment needs.

4. This holding is not an index component.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Holdings

Franklin Small-Mid Cap Growth Securities Fund

6/30/10

Company Sector/Industry	% of Total Net Assets
Concho Resources Inc.	2.4%
Energy
SBA Communications Corp.	1.8%
Telecommunication Services
Community Health Systems Inc.	1.7%
Health Care
Alliance Data Systems Corp.	1.7%
Information Technology
Citrix Systems Inc.	1.6%
Information Technology
Precision Castparts Corp.	1.6%
Industrials
Nuance Communications Inc.	1.6%
Information Technology
Cummins Inc.	1.5%
Industrials
Silicon Laboratories Inc.	1.5%
Information Technology
Mettler-Toledo International Inc.	1.5%
Health Care

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

FSC-4

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Franklin Small-Mid Cap Growth Securities Fund Class 2

FSC-5

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 2	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Fund-Level Expenses Incurred During Period* 1/1/10–6/30/10
Actual	$1,000	$970.40	$5.08
Hypothetical (5% return before expenses)	$1,000	$1,019.64	$5.21

*Expenses are calculated using the most recent six-month annualized expense ratio for the Fund’s Class 2 shares (1.04%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

FSC-6

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Franklin Small-Mid Cap Growth Securities Fund

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31,
Class 1		2009		2008	2007	2006		2005

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$17.36	$12.06		$23.39	$22.51	$20.66		$19.66

Income from investment operations[a]:
Net investment income (loss)[b]	(0.02)	(0.10)[c]		0.01	(0.02)	—	[d]	(0.02)
Net realized and unrealized gains (losses)	(0.47)	5.40		(8.98)	2.65	1.85		1.02

Total from investment operations	(0.49)	5.30		(8.97)	2.63	1.85		1.00

Less distributions from net realized gains	—	—		(2.36)	(1.75)	—		—

Net asset value, end of period	$16.87	$17.36		$12.06	$23.39	$22.51		$20.66

Total return[e]	(2.82)%	43.95%		(42.34)%	11.51%	8.95%		5.09%
Ratios to average net assets[f]
Expenses	0.79%	0.80%	[g]	0.76% [g]	0.74% [g]	0.76%	[g]	0.74%	[g]
Net investment income (loss)	(0.22)%	(0.72)%	[c]	0.06%	(0.10)%	(0.02)%		(0.09)%

Supplemental data
Net assets, end of period (000’s)	$73,027	$79,670		$63,531	$127,602	$135,402		$157,085
Portfolio turnover rate	27.20%	63.93%		60.12%	66.94%	50.08%		74.39%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cNet investment income per share includes approximately $(0.06) per share as a return of capital and capital gain adjustment to previously recorded dividends received by the Fund. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been (0.22)%.

dAmount rounds to less than $0.01 per share.

eTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FSC-7

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Small-Mid Cap Growth Securities Fund

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31,
Class 2		2009		2008	2007	2006		2005

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$16.87	$11.75		$22.91	$22.13	$20.36		$19.43

Income from investment operations[a]:
Net investment income (loss)[b]	(0.04)	(0.13)[c]		(0.03)	(0.08)	(0.06)		(0.07)
Net realized and unrealized gains (losses)	(0.46)	5.25		(8.77)	2.61	1.83		1.00

Total from investment operations	(0.50)	5.12		(8.80)	2.53	1.77		0.93

Less distributions from net realized gains	—	—		(2.36)	(1.75)	—		—

Net asset value, end of period	$16.37	$16.87		$11.75	$22.91	$22.13		$20.36

Total return[d]	(2.96)%	43.57%		(42.49)%	11.24%	8.69%		4.79%
Ratios to average net assets[e]
Expenses	1.04%	1.05%	[f]	1.01% [f]	0.99% [f]	1.01%	[f]	0.99%	[f]
Net investment income (loss)	(0.47)%	(0.97)%	[c]	(0.19)%	(0.35)%	(0.27)%		(0.34)%

Supplemental data
Net assets, end of period (000’s)	$724,166	$813,480		$614,053	$1,217,177	$1,184,521		$1,166,806
Portfolio turnover rate	27.20%	63.93%		60.12%	66.94%	50.08%		74.39%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cNet investment income per share includes approximately $(0.06) per share as a return of capital and capital gain adjustment to previously recorded dividends received by the Fund. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been (0.47)%.

dTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FSC-8

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Small-Mid Cap Growth Securities Fund

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31,
Class 4		2009		2008[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$17.24	$12.02		$20.60

Income from investment operations[b]:
Net investment income (loss)[c]	(0.05)	(0.15)[d]		0.02
Net realized and unrealized gains (losses)	(0.47)	5.37		(6.24)

Total from investment operations	(0.52)	5.22		(6.22)

Less distributions from net realized gains	—	—		(2.36)

Net asset value, end of period	$16.72	$17.24		$12.02

Total return[e]	(3.02)%	43.43%		(34.74)%
Ratios to average net assets[f]
Expenses	1.14%	1.15%	[g]	1.11% [g]
Net investment income (loss)	(0.57)%	(1.07)%	[d]	(0.29)%

Supplemental data
Net assets, end of period (000’s)	$9,021	$11,029		$3,538
Portfolio turnover rate	27.20%	63.93%		60.12%

aFor the period February 29, 2008 (effective date) to December 31, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dNet investment income per share includes approximately $(0.06) per share as a return of capital and capital gain adjustment to previously recorded dividends received by the Fund. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been (0.57)%.

eTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FSC-9

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited)

Franklin Small-Mid Cap Growth Securities Fund	Shares	Value
Common Stocks 99.2%
Consumer Discretionary 19.6%
Advance Auto Parts Inc.	101,000	$5,068,180
[a]Apollo Group Inc., A	91,700	3,894,499
[a]Blue Nile Inc.	50,000	2,354,000
[a]BorgWarner Inc.	183,700	6,859,358
[a]Buffalo Wild Wings Inc.	160,000	5,852,800
[a]Capella Education Co.	24,800	2,017,480
[a]Chipotle Mexican Grill Inc.	37,000	5,061,970
[a]Dick’s Sporting Goods Inc.	286,800	7,138,452
[a]Discovery Communications Inc., A	148,500	5,302,935
[a]Dollar General Corp.	235,000	6,474,250
[a]DreamWorks Animation SKG Inc., A	61,300	1,750,115
Expedia Inc.	320,000	6,009,600
Guess? Inc.	275,000	8,591,000
[a]Gymboree Corp.	150,000	6,406,500
Jarden Corp.	262,400	7,050,688
Johnson Controls Inc.	319,300	8,579,591
[a]Kohl’s Corp.	217,800	10,345,500
Limited Brands Inc.	175,000	3,862,250
[a]Peet’s Coffee & Tea Inc.	115,800	4,547,466
Polo Ralph Lauren Corp.	79,200	5,778,432
[a]Priceline.com Inc.	34,700	6,125,938
Starwood Hotels & Resorts Worldwide Inc.	183,200	7,589,976
[a]Ulta Salon Cosmetics & Fragrance Inc.	134,500	3,182,270
[a]Under Armour Inc., A	224,030	7,422,114
[a]Urban Outfitters Inc.	208,300	7,163,437
[a]WMS Industries Inc.	168,300	6,605,775
Wolverine World Wide Inc.	285,076	7,189,616

		158,224,192

Consumer Staples 2.8%
[a]Hansen Natural Corp.	247,600	9,683,636
Mead Johnson Nutrition Co., A	139,800	7,006,776
[a]TreeHouse Foods Inc.	125,000	5,707,500

		22,397,912

Energy 7.8%
[a]Cameron International Corp.	305,700	9,941,364
[a]Concho Resources Inc.	345,079	19,093,221
[a]FMC Technologies Inc.	155,000	8,162,300
Noble Corp.	104,000	3,214,640
Peabody Energy Corp.	163,400	6,393,842
[a]Petrohawk Energy Corp.	297,000	5,040,090
SM Energy Co.	150,000	6,024,000
[a]Weatherford International Ltd.	405,900	5,333,526

		63,202,983

Financials 6.2%
[a]Affiliated Managers Group Inc.	69,300	4,211,361
The Charles Schwab Corp.	132,974	1,885,571
First Niagara Financial Group Inc.	321,700	4,030,901
[a]IntercontinentalExchange Inc.	44,600	5,041,138
Janus Capital Group Inc.	346,500	3,076,920
Lazard Ltd.	178,200	4,759,722
Northern Trust Corp.	104,000	4,856,800

FSC-10

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Franklin Small-Mid Cap Growth Securities Fund	Shares	Value
Common Stocks (continued)
Financials (continued)
People’s United Financial Inc.	297,000	$4,009,500
[a]Signature Bank	100,000	3,801,000
T. Rowe Price Group Inc.	195,865	8,694,448
W. R. Berkley Corp.	222,800	5,895,288

		50,262,649

Health Care 16.2%
Aetna Inc.	371,200	9,792,256
[a]Allscripts-Misys Healthcare Solutions Inc.	262,000	4,218,200
[a]ArQule Inc.	414,300	1,781,490
[a]BioMarin Pharmaceutical Inc.	79,261	1,502,789
C. R. Bard Inc.	130,700	10,133,171
[a]Cerner Corp.	99,000	7,513,110
[a]Community Health Systems Inc.	406,300	13,737,003
[a]DaVita Inc.	116,300	7,261,772
[a]Dendreon Corp.	79,200	2,560,536
[a]Edwards Lifesciences Corp.	188,200	10,542,964
[a]HeartWare International Inc. (Australia)	37,403	2,620,828
[a]Human Genome Sciences Inc.	170,000	3,852,200
[a]Intuitive Surgical Inc.	17,000	5,365,540
[a]Mettler-Toledo International Inc.	108,900	12,156,507
[a]Onyx Pharmaceuticals Inc.	78,000	1,684,020
Pharmaceutical Product Development Inc.	257,400	6,540,534
[a]QIAGEN NV (Netherlands)	10,877	209,056
[a]Salix Pharmaceuticals Ltd.	160,000	6,244,800
[a]Savient Pharmaceuticals Inc.	158,400	1,995,840
[a]Stereotaxis Inc.	575,000	1,903,250
[a]Thoratec Corp.	50,000	2,136,500
[a]Varian Medical Systems Inc.	131,200	6,859,136
[a]Waters Corp.	150,000	9,705,000

		130,316,502

Industrials 15.7%
Allegiant Travel Co.	107,900	4,606,251
AMETEK Inc.	172,900	6,941,935
C.H. Robinson Worldwide Inc.	65,000	3,617,900
[a]Copart Inc.	143,600	5,142,316
Cummins Inc.	190,000	12,374,700
Danaher Corp.	187,000	6,941,440
Expeditors International of Washington Inc.	88,400	3,050,684
[a]First Solar Inc.	71,300	8,116,079
Flowserve Corp.	128,700	10,913,760
Fluor Corp.	94,100	3,999,250
Heico Corp.	26,241	942,577
J.B. Hunt Transport Services Inc.	190,000	6,207,300
[a]Jacobs Engineering Group Inc.	99,000	3,607,560
Joy Global Inc.	178,400	8,936,056
Knight Transportation Inc.	200,000	4,048,000
[a]Marten Transport Ltd.	29,348	609,851
Precision Castparts Corp.	126,400	13,009,088
Robert Half International Inc.	237,600	5,595,480
Rockwell Collins Inc.	193,100	10,259,403

FSC-11

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Franklin Small-Mid Cap Growth Securities Fund	Shares	Value
Common Stocks (continued)
Industrials (continued)
[a]Ryanair Holdings PLC, ADR (Ireland)	185,000	$5,011,650
[a]Tetra Tech Inc.	132,000	2,588,520

		126,519,800

Information Technology 25.6%
Activision Blizzard Inc.	627,700	6,584,573
[a]Alliance Data Systems Corp.	208,300	12,398,016
Analog Devices Inc.	290,000	8,079,400
[a]ANSYS Inc.	203,600	8,260,052
[a]Avago Technologies Ltd. (Singapore)	251,500	5,296,590
[a]Citrix Systems Inc.	312,800	13,209,544
[a]Cree Inc.	94,900	5,696,847
FactSet Research Systems Inc.	125,100	8,380,449
[a]FLIR Systems Inc.	308,400	8,971,356
Global Payments Inc.	150,000	5,481,000
[a]GSI Commerce Inc.	260,000	7,488,000
[a]Hittite Microwave Corp.	167,500	7,493,950
[a]Juniper Networks Inc.	260,000	5,933,200
[a]Lam Research Corp.	178,200	6,782,292
MasterCard Inc., A	45,000	8,978,850
[a]NetApp Inc.	173,000	6,454,630
[a]Netlogic Microsystems Inc.	80,100	2,178,720
[a]Nuance Communications Inc.	841,500	12,580,425
[a]Polycom Inc.	282,200	8,406,738
[a]Red Hat Inc.	225,000	6,511,500
[a]Sensata Technologies Holding NV	480,900	7,689,591
[a]Silicon Laboratories Inc.	300,000	12,168,000
[a]Taleo Corp., A	180,000	4,372,200
[a]Trimble Navigation Ltd.	217,800	6,098,400
[a]Varian Semiconductor Equipment Associates Inc.	262,300	7,517,518
[a]ViaSat Inc.	146,000	4,753,760
Xilinx Inc.	335,000	8,462,100

		206,227,701

Materials 2.9%
Celanese Corp., A	440,000	10,960,400
Ecolab Inc.	135,000	6,062,850
The Scotts Miracle-Gro Co., A	143,800	6,386,158

		23,409,408

Telecommunication Services 1.8%
[a]SBA Communications Corp.	420,700	14,308,007

Utilities 0.6%
[a]Calpine Corp.	350,000	4,452,000

Total Common Stocks (Cost $680,456,132)		799,321,154

FSC-12

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Franklin Small-Mid Cap Growth Securities Fund	Principal Amount	Value
Convertible Bonds (Cost $790,524) 0.1%
Information Technology 0.1%
Alliance Data Systems Corp., cvt., senior note, 4.75%, 5/15/14	$781,000	$1,101,210

Total Investments before Short Term Investments (Cost $681,246,656)		800,422,364

	Shares
Short Term Investments (Cost $7,847,221) 1.0%
Money Market Funds 1.0%
[a,b]Institutional Fiduciary Trust Money Market Portfolio, 0.00%	7,847,221	7,847,221

Total Investments (Cost $689,093,877) 100.3%		808,269,585
Other Assets, less Liabilities (0.3)%		(2,055,009)

Net Assets 100.0%		$806,214,576

See Abbreviations on page FSC-23.

aNon-income producing.

bSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these financial statements.

FSC-13

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2010 (unaudited)

Franklin Small-Mid Cap Growth Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$681,246,656
Cost - Sweep Money Fund (Note 7)	7,847,221

Total cost of investments	$689,093,877

Value - Unaffiliated issuers	$800,422,364
Value - Sweep Money Fund (Note 7)	7,847,221

Total value of investments	808,269,585
Receivables:
Investment securities sold	1,417,321
Capital shares sold	153,544
Dividends and interest	288,429
Other assets	1,543

Total assets	810,130,422

Liabilities:
Payables:
Investment securities purchased	1,578,905
Capital shares redeemed	1,231,436
Affiliates	861,746
Reports to shareholders	203,145
Accrued expenses and other liabilities	40,614

Total liabilities	3,915,846

Net assets, at value	$806,214,576

Net assets consist of:
Paid-in capital	$788,312,061
Undistributed net investment income (loss)	(1,985,167)
Net unrealized appreciation (depreciation)	119,175,708
Accumulated net realized gain (loss)	(99,288,026)

Net assets, at value	$806,214,576

The accompanying notes are an integral part of these financial statements.

FSC-14

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued)

June 30, 2010 (unaudited)

Franklin Small-Mid Cap Growth Securities Fund
Class 1:
Net assets, at value	$73,027,473

Shares outstanding	4,329,070

Net asset value and maximum offering price per share	$16.87

Class 2:
Net assets, at value	$724,166,055

Shares outstanding	44,227,845

Net asset value and maximum offering price per share	$16.37

Class 4:
Net assets, at value	$9,021,048

Shares outstanding	539,495

Net asset value and maximum offering price per share	$16.72

The accompanying notes are an integral part of these financial statements.

FSC-15

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the period ended June 30, 2010 (unaudited)

Franklin Small-Mid Cap Growth Securities Fund
Investment income:
Dividends	$2,555,732
Interest	18,549

Total investment income	2,574,281

Expenses:
Management fees (Note 3a)	2,247,129
Administrative fees (Note 3b)	1,116,760
Distribution fees: (Note 3c)
Class 2	1,001,137
Class 4	18,790
Unaffiliated transfer agent fees	1,399
Custodian fees (Note 4)	7,355
Reports to shareholders	121,724
Professional fees	22,089
Trustees’ fees and expenses	3,616
Other	19,449

Total expenses	4,559,448

Net investment income (loss)	(1,985,167)

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	50,560,343
Foreign currency transactions	(33,706)

Net realized gain (loss)	50,526,637

Net change in unrealized appreciation (depreciation) on investments	(71,195,517)

Net realized and unrealized gain (loss)	(20,668,880)

Net increase (decrease) in net assets resulting from operations	$(22,654,047)

The accompanying notes are an integral part of these financial statements.

FSC-16

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Small-Mid Cap Growth Securities Fund
	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31, 2009

Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(1,985,167)	$(7,248,055)
Net realized gain (loss) from investments and foreign currency transactions	50,526,637	(15,270,498)
Net change in unrealized appreciation (depreciation) on investments	(71,195,517)	304,247,899

Net increase (decrease) in net assets resulting from operations	(22,654,047)	281,729,346

Capital share transactions:
Class 1	(4,662,229)	(9,085,824)
Class 2	(68,755,389)	(54,143,599)
Class 4	(1,892,709)	4,556,653

Total capital share transactions	(75,310,327)	(58,672,770)

Net increase (decrease) in net assets	(97,964,374)	223,056,576
Net assets:
Beginning of period	904,178,950	681,122,374

End of period	$806,214,576	$904,178,950

Undistributed net investment income (loss) included in net assets:
End of period	$(1,985,167)	$—

The accompanying notes are an integral part of these financial statements.

FSC-17

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Franklin Small-Mid Cap Growth Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-one separate funds. The Franklin Small-Mid Cap Growth Securities Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2, and Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as

FSC-18

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Small-Mid Cap Growth Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

a. Financial Instrument Valuation (continued)

baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains. As a result, no provision for federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. As of June 30, 2010, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination by such taxing authorities, which in the case of the U.S. is three years after the filing of a fund’s tax return.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

FSC-19

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Small-Mid Cap Growth Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

d. Security Transactions, Investment Income, Expenses and Distributions (continued)

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

e. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2010, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2010		Year Ended December 31, 2009
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	120,123	$2,205,197	360,719	$4,738,225
Shares redeemed	(380,060)	(6,867,426)	(1,039,202)	(13,824,049)

Net increase (decrease)	(259,937)	$(4,662,229)	(678,483)	$(9,085,824)

Class 2 Shares:
Shares sold	2,005,581	$35,662,544	5,849,260	$79,159,779
Shares redeemed	(5,992,637)	(104,417,933)	(9,890,944)	(133,303,378)

Net increase (decrease)	(3,987,056)	$(68,755,389)	(4,041,684)	$(54,143,599)

Class 4 Shares:
Shares sold	83,737	$1,485,361	430,752	$5,835,810
Shares redeemed	(183,838)	(3,378,070)	(85,450)	(1,279,157)

Net increase (decrease)	(100,101)	$(1,892,709)	345,302	$4,556,653

FSC-20

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Small-Mid Cap Growth Securities Fund

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.550%	Up to and including $500 million
0.450%	Over $500 million, up to and including $1 billion
0.400%	Over $1 billion, up to and including $1.5 billion
0.350%	Over $1.5 billion, up to and including $6.5 billion
0.325%	Over $6.5 billion, up to and including $11.5 billion
0.300%	Over $11.5 billion, up to and including $16.5 billion
0.290%	Over $16.5 billion, up to and including $19 billion
0.280%	Over $19 billion, up to and including $21.5 billion
0.270%	In excess of $21.5 billion

b. Administrative Fees

The Fund pays an administrative fee to FT Services of 0.25% per year of the average daily net assets of the Fund.

c. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets of each class. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 2.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2010, there were no credits earned.

FSC-21

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Small-Mid Cap Growth Securities Fund

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2009, the capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:
2016	$75,079,787
2017	74,710,692

$149,790,479

At June 30, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$690,129,762

Unrealized appreciation	$157,095,632
Unrealized depreciation	(38,955,809)

Net unrealized appreciation (depreciation)	$118,139,823

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and pass-through entity income.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2010, aggregated $237,602,106 and $300,988,514, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Pursuant to a SEC exemptive order specific to the Fund’s investment in the Sweep Money Fund, management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively “Borrowers”), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 21, 2011. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.10% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended June 30, 2010, the Fund did not use the Global Credit Facility.

FSC-22

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Small-Mid Cap Growth Securities Fund

9. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of June 30, 2010, in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities
Equity Investment[a]	$799,321,154	$—	$—	$799,321,154
Convertible Bonds	—	1,101,210	—	1,101,210
Short Term Investments	7,847,221	—	—	7,847,221

Total Investments in Securities	$807,168,375	$1,101,210	$—	$808,269,585

aFor detailed industry descriptions, see the accompanying Statement of Investments.

10. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS
Selected Portfolio
ADR - American Depository Receipt

FSC-23

FRANKLIN STRATEGIC INCOME SECURITIES FUND

This semiannual report for Franklin Strategic Income Securities Fund covers the period ended June 30, 2010.

Performance Summary as of 6/30/10

Franklin Strategic Income Securities Fund – Class 2 delivered a +3.76% total return for the six-month period ended 6/30/10.

Performance reflects the Fund’s Class 2 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin Strategic Income Securities Fund – Class 2

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

FSI-1

Fund Goals and Main Investments: Franklin Strategic Income Securities Fund seeks a high level of current income, with capital appreciation over the long term as a secondary goal. The Fund normally invests at least 65% of its assets in U.S. and foreign debt securities, including those in emerging markets.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. Compared with its benchmarks for the same period, the Fund underperformed the Barclays Capital (BC) U.S. Aggregate Index’s +5.33% total return, and underperformed the Lipper Multi-Sector Income Funds Classification Average’s +4.32% total return.1

Economic and Market Overview

The U.S. economy improved during the six-month reporting period as corporate profits, manufacturing, consumer spending and exports showed gains. The nation’s economic activity as measured by gross domestic product grew at annualized rates of 3.7% and an estimated 2.4% in 2010’s first and second quarters. Remaining challenges to economic recovery included elevated debt concerns, a struggling housing sector and lack of job prospects for the unemployed as federal stimulus measures began to wind down. The unemployment rate stood at 10.0% in December 2009 and dipped to 9.5% by period-end.2

As economic conditions improved, demand for energy products increased and crude oil prices rose from $79 per barrel at the end of December 2009 to a period high of nearly $87 in early April. When European debt concerns threatened the global recovery, oil prices fell and ended the period at $76. June’s inflation rate was an annualized 1.1%.2 Core inflation, which excludes food and energy costs, rose at a 0.9% annualized rate.2 The core personal consumption expenditures price index reported a 12-month increase of 1.4%.3

During the period under review, economic improvement and benign inflation trends prompted Federal Reserve Board (Fed) policymakers to maintain record-low interest rates and discontinue certain stimulus plans. Noting that it believed the recession had ended, the Fed left the federal funds target rate unchanged at a range of 0% to 0.25%. As the Fed’s support and liquidity programs ended, many observers

1. Sources: © 2010 Morningstar; Lipper Inc. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Source: Bureau of Labor Statistics.

3. Source: Bureau of Economic Analysis.

Fund Risks: Because the Fund invests in bonds and other debt obligations, its share price and yield will be affected by interest rate movements. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. High yield, lower rated (junk) bonds generally have greater price swings and higher default risks than investment-grade bonds. Bank loans and loan participations involve credit, interest rate and illiquidity risks. Foreign investing, especially in emerging markets, involves additional risks, including currency fluctuations, economic instability, market volatility, and political and social instability. Mortgage- and asset-backed securities are subject to prepayment and extension risks. The value of convertible securities may rise and fall with the market value of the underlying stock or, like a debt security, vary with changes in interest rates and the credit quality of the issuer. The Fund may also use certain derivative instruments, which may be volatile and illiquid, may give rise to leverage and may involve a small investment relative to the risk assumed. The Fund’s prospectus also includes a description of the main investment risks.

FSI-2

questioned the recovery’s strength and sustainability. Consumer confidence tumbled in June due to disappointing employment numbers, a plunge in home sales spurred by the expiration of a homebuyer tax credit and nervousness over upcoming second-quarter earnings reports. Near period-end, investor fears about weak economic data and the potential spillover effects of the European debt crisis caused losses in financial markets.

Wary investors favored short-term Treasuries, and the Treasury yield curve reached historically steep levels during the period. The spread between two- and 10-year Treasury yields decreased from 271 basis points (100 basis points equal one percentage point) at the beginning of the period to 236 basis points at period-end. The two-year Treasury bill yield decreased from 1.14% to 0.61% over the six-month period, while the 10-year Treasury note yield fell from 3.85% to 2.97%.

The global economic recovery continued to gather strength, particularly in emerging markets. This improvement supported the strong performance of financial markets in the first four months of the period. However, beginning in May, markets largely focused on sovereign and financial risks in overleveraged European countries, which contributed to increased volatility across asset classes. The large fiscal deficits and growing debt burdens of Greece, Spain, and Portugal, among others, were at the center of these concerns and prompted policymakers to provide unprecedented support, including 750 billion euros from the International Monetary Fund and European Union, to ease the financing needs of these governments and regional banks. The euro and non-euro European currencies suffered relative to most others as a result of these challenges, and the general rise in risk aversion favored the U.S. dollar and Japanese yen in particular. Government bond yields fell in many countries as a result of the flight to quality and markets pricing in a slower normalization of monetary policy as a result of the international uncertainty.

FSI-3

Portfolio Breakdown

Franklin Strategic Income Securities Fund

6/30/10

	% of Total Net Assets

High Yield Corporate Bonds & Preferred Securities	29.3%

International Government & Agency Bonds (non-$US)	19.9%

Floating Rate Bank Loans	14.5%

Investment Grade Corporate Bonds	10.2%

International Government & Agency Bonds ($US)	6.0%

Commercial Mortgage-Backed Securities	4.5%

Mortgage-Backed Securities	3.7%

Municipal Bonds	3.1%

U.S. Treasury Securities*	2.7%

Asset-Backed Securities	2.0%

U.S. Agency Bonds	0.5%

Equities	0.2%

Convertible Securities	0.0%	**

Short-Term Investments & Other Net Assets***	3.4%

*Includes 1.1% Treasury Inflation Protected Securities as of 6/30/10.

**Rounds to less than 0.1% of total net assets.

***Includes unrealized gains/losses on forward currency contracts. Does not include short-term foreign government securities.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

Investment Strategy

We allocate our investments among the various types of debt available based on our assessment of changing economic, global market, industry and issuer conditions. We use a top-down analysis of macroeconomic trends, combined with a bottom-up fundamental analysis of market sectors, industries and issuers, seeking to take advantage of varying sector reactions to economic events. For example, we may evaluate business cycles, yield curves, country risk, and the relative interest rates among currencies, and values between and within markets. In selecting debt securities, we generally conduct our own analysis of the security’s intrinsic value rather than simply relying on the coupon rate or rating.

Manager’s Discussion

Markets in early 2010 continued many trends that had unfolded over the course of 2009: Equity markets moved higher, financial market volatility remained fairly contained, and credit markets delivered strong performance despite a relatively heavy new-issue supply calendar.

FSI-4

However, concerns about financial and economic stresses in Greece and the European region and their potential effects on the global economy led to heightened financial market risk aversion as the reporting period progressed. Largely as a result, in the period’s latter half, long-term U.S. interest rates declined, equity markets fell, and performance lagged for many fixed income market spread sectors. Within this environment, the Fund’s higher spread sector exposure and lower weightings in the more U.S. interest rate-sensitive fixed income sectors (U.S. Treasuries, agency bonds and mortgage-backed securities) hindered performance compared to the benchmark index. Compared with the peer average, the Fund’s heavier exposure to certain non-U.S. dollar investments also negatively impacted relative returns.

During the period, longer term U.S. interest rates declined and the yield curve flattened, and U.S. Treasury securities posted strong returns, well above their coupon income. As a result of their shorter duration, agency mortgage-backed securities generally lagged the total return performance of the Treasury market. In addition, given declining expectations regarding near-term domestic inflationary pressures, Treasury Inflation Protected Securities (TIPS) underperformed their fixed-rate Treasury counterparts. The Fund had relatively little exposure to U.S. government and agency debt securities largely due to the modest yields these instruments offered. We reduced our TIPS exposure during the period as valuations appeared to us less compelling following 2009’s strong performance and given an outlook for mild inflation over the near term. The commercial mortgage-backed securities (CMBS) sector was one of the best performing fixed income categories during the six months under review. Despite a weak outlook for commercial property fundamentals and the potential for relatively high delinquency rates, the value of the asset collateral backing many of the Fund’s CMBS holdings supported their prices. We pared our CMBS exposure given a strong price rebound that certain CMBS had experienced over the past year. We added to the Fund’s municipal bond positions, with a focus on certain Build America Bonds, which provide a higher level of income to investors than traditional municipal bonds.

The investment-grade and noninvestment-grade corporate bond markets posted healthy performance during the first four months of 2010 before giving back some of those gains in May as investor risk aversion increased. Fundamentally, first quarter 2010 corporate earnings came in above expectations, with strong year-over-year growth. Initial second quarter earnings displayed a similar trend. In this environment, the

FSI-5

trailing 12-month noninvestment-grade default rate declined significantly relative to 2009 highs, and the ratio of ratings upgrades to downgrades for investment grade-rated companies also moved in a favorable direction. Nonetheless, spread sector widening in May caused corporate bond markets to move lower. While continuing to take some gains in investment-grade corporate bonds, we added some noninvestment-grade bank loan and high yield corporate bonds to the Fund’s portfolio. Such securities could benefit from improving fundamental credit trends, and we maintained significant exposure to corporate credit at period-end given valuations we believed still offered long-term value considering this outlook for better credit fundamentals.

During the reporting period, the U.S. dollar strengthened versus a basket of foreign currencies. As a result, the Fund’s non-U.S. dollar bond and currency positions hindered performance. For example, declines in the Australian dollar and South Korean won hurt the Fund’s returns given our local currency bond holdings in those countries. In addition, the Fund held a negative (short) position in the Japanese yen, which rallied amid increased risk aversion and market perception that U.S. economic growth may be more sluggish than earlier anticipated. Consequently, our yen positioning detracted from performance. Conversely, despite the negative impact of local currency holdings in Norway and Sweden, our negative (short) position in the euro contributed to an overall benefit to the Fund given the euro’s greater decline relative to those currencies. Similar to other spread sectors, the Fund’s hard currency, U.S. dollar-denominated emerging market sovereign positions weakened in May but provided positive overall results during the period. However, the Fund’s sector weighting was relatively limited as yield spreads remained somewhat tight compared to longer term averages.

Thank you for your participation in Franklin Strategic Income Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

FSI-6

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Franklin Strategic Income Securities Fund – Class 2

FSI-7

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 2	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Fund-Level Expenses Incurred During Period* 1/1/10–6/30/10
Actual	$1,000	$1,037.60	$4.19
Hypothetical (5% return before expenses)	$1,000	$1,020.68	$4.16

*Expenses are calculated using the most recent six-month annualized expense ratio for the Fund’s Class 2 shares (0.83%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

FSI-8

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Franklin Strategic Income Securities Fund

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31,
Class 1		2009	2008	2007	2006	2005

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.28	$10.58	$12.78	$12.73	$12.43	$12.92

Income from investment operations[a]:
Net investment income[b]	0.36	0.70	0.69	0.73	0.69	0.65
Net realized and unrealized gains (losses)	0.11	1.95	(1.99)	0.04	0.32	(0.44)

Total from investment operations	0.47	2.65	(1.30)	0.77	1.01	0.21

Less distributions from:
Net investment income and net foreign currency gains	(0.62)	(0.95)	(0.87)	(0.68)	(0.63)	(0.60)
Net realized gains	—	—	(0.03)	(0.04)	(0.08)	(0.10)

Total distributions	(0.62)	(0.95)	(0.90)	(0.72)	(0.71)	(0.70)

Net asset value, end of period	$12.13	$12.28	$10.58	$12.78	$12.73	$12.43

Total return[c]	3.85%	26.11%	(11.03)%	6.20%	8.51%	1.73%
Ratios to average net assets[d]
Expenses[e]	0.58%	0.58%	0.61%	0.62%	0.62%	0.66%
Net investment income	5.81%	6.13%	5.83%	5.72%	5.51%	5.21%

Supplemental data
Net assets, end of period (000’s)	$1,178,352	$1,173,313	$903,358	$1,086,850	$902,071	$740,352
Portfolio turnover rate	26.93%	56.19%	47.68%	46.88%	47.88%	40.56%
Portfolio turnover rate excluding mortgage dollar rolls[f]	26.93%	56.19%	47.68%	46.43%	44.58%	40.07%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

fSee Note 1(e) regarding mortgage dollar rolls.

The accompanying notes are an integral part of these financial statements.

FSI-9

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Strategic Income Securities Fund

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31,
Class 2		2009	2008	2007	2006	2005

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.05	$10.41	$12.60	$12.56	$12.27	$12.78

Income from investment operations[a]:
Net investment income[b]	0.34	0.66	0.65	0.69	0.65	0.61
Net realized and unrealized gains (losses)	0.11	1.91	(1.96)	0.05	0.31	(0.44)

Total from investment operations	0.45	2.57	(1.31)	0.74	0.96	0.17

Less distributions from:
Net investment income and net foreign currency gains	(0.60)	(0.93)	(0.85)	(0.66)	(0.59)	(0.58)
Net realized gains	—	—	(0.03)	(0.04)	(0.08)	(0.10)

Total distributions	(0.60)	(0.93)	(0.88)	(0.70)	(0.67)	(0.68)

Net asset value, end of period	$11.90	$12.05	$10.41	$12.60	$12.56	$12.27

Total return[c]	3.76%	25.75%	(11.24)%	5.91%	8.24%	1.46%
Ratios to average net assets[d]
Expenses[e]	0.83%	0.83%	0.86%	0.87%	0.87%	0.91%
Net investment income	5.56%	5.88%	5.58%	5.47%	5.26%	4.96%

Supplemental data
Net assets, end of period (000’s)	$80,815	$68,240	$33,155	$24,613	$11,753	$19,514
Portfolio turnover rate	26.93%	56.19%	47.68%	46.88%	47.88%	40.56%
Portfolio turnover rate excluding mortgage dollar rolls[f]	26.93%	56.19%	47.68%	46.43%	44.58%	40.07%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

fSee Note 1(e) regarding mortgage dollar rolls.

The accompanying notes are an integral part of these financial statements.

FSI-10

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Strategic Income Securities Fund

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31,
Class 4		2009	2008[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.20	$10.54	$12.84

Income from investment operations[b]:
Net investment income[c]	0.34	0.66	0.53
Net realized and unrealized gains (losses)	0.10	1.94	(1.93)

Total from investment operations	0.44	2.60	(1.40)

Less distributions from:
Net investment income and net foreign currency gains	(0.59)	(0.94)	(0.87)
Net realized gains	—	—	(0.03)

Total distributions	(0.59)	(0.94)	(0.90)

Net asset value, end of period	$12.05	$12.20	$10.54

Total return[d]	3.73%	25.52%	(11.69)%
Ratios to average net assets[e]
Expenses[f]	0.93%	0.93%	0.96%
Net investment income	5.46%	5.78%	5.48%

Supplemental data
Net assets, end of period (000’s)	$178,995	$162,074	$59,766
Portfolio turnover rate	26.93%	56.19%	47.68%

aFor the period February 29, 2008 (effective date) to December 31, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FSI-11

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited)

Franklin Strategic Income Securities Fund	Country	Shares	Value
Common Stocks 0.2%
Consumer Durables & Apparel 0.0%
[a,b]Comfort Co., Inc.	United States	6,137	$—

Consumer Services 0.1%
[a,c,d]Turtle Bay Resort	United States	1,901,448	1,901,448

Media 0.1%
[a]Charter Communications Inc., A	United States	7,456	263,197
[a]Dex One Corp.	United States	40,000	760,000

			1,023,197

Total Common Stocks (Cost $3,529,029)			2,924,645

Convertible Preferred Stocks (Cost $2,200,000) 0.0%[e]
Banks 0.0%[e]
[a]Fannie Mae, 8.75%, cvt. pfd.	United States	44,000	23,538

Preferred Stocks 0.1%
Banks 0.0%[e]
[a]Freddie Mac, 8.375%, pfd., Z	United States	70,000	23,800

Diversified Financials 0.1%
[f]GMAC Inc., 7.00%, pfd., 144A	United States	804	624,984

Total Preferred Stocks (Cost $2,035,420)			648,784

		Principal Amount [g]
[h,i]Senior Floating Rate Interests 14.5%
Automobiles & Components 0.7%
Federal-Mogul Corp., Term Loan B, 2.288%, 12/27/14	United States	7,378,860	6,447,279
Term Loan C, 2.288%, 12/27/15	United States	1,810,592	1,582,005
[j]Key Safety Systems Inc., Term Loan B, 2.597% - 2.598%, 3/10/14	United States	1,625,912	1,396,930

			9,426,214

Capital Goods 0.8%
BE Aerospace Inc., Term Loan B, 5.75%, 7/28/14	United States	935,163	939,672
Oshkosh Truck Corp., Term Loan B, 6.54%, 12/06/13	United States	1,243,207	1,246,033
RBS Global Inc. (Rexnord), Incremental Tranche B-2, 2.625%, 7/22/13	United States	2,320,847	2,194,168
Tranche B-1 Term B Loan, 2.813% - 2.875%, 7/22/13	United States	4,561,406	4,354,720
TransDigm Inc., Term Loan B, 2.538%, 6/23/13	United States	2,726,867	2,645,914

			11,380,507

Commercial & Professional Services 0.9%
ARAMARK Corp., Extended Synthetic L/C, 0.198%, 7/26/16	United States	157,113	151,270
Synthetic L/C, 0.198%, 1/26/14	United States	112,161	104,941
Term Loan B, 2.408%, 1/26/14	United States	1,548,893	1,449,183
Term Loan B Extended, 3.783%, 7/26/16	United States	2,389,007	2,300,167
Diversey Inc., Tranche B Dollar Term Loan, 5.50%, 11/24/15	United States	3,780,170	3,761,269
Duratek Inc. (EnergySolutions), Term Loan B, 4.10%, 6/07/13	United States	1,059,332	1,037,704
EnergySolutions LLC, Synthetic A Deposit, 4.10%, 6/07/13	United States	44,385	43,479
Synthetic L/C, 4.10%, 6/07/13	United States	165,084	161,714
Term Loan B, 4.10%, 6/07/13	United States	2,207,977	2,162,896
[k,l]EnviroSolutions Inc., Initial Term Loan, PIK, 4.75%, 7/07/12	United States	1,627,616	1,224,781

			12,397,404

FSI-12

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Franklin Strategic Income Securities Fund	Country	Principal Amount [g]	Value
[h,i]Senior Floating Rate Interests (continued)
Consumer Durables & Apparel 0.4%
Jarden Corp.,
Term Loan B1, 2.283%, 1/24/12	United States	561,190	$550,200
Term Loan B2, 2.283%, 1/24/12	United States	565,653	554,623
Term Loan B4, 3.783%, 1/26/15	United States	2,014,929	1,991,542
Jostens IH Corp. (Visant Holding Corp.), Term Loan C, 2.35%, 10/04/11	United States	1,678,094	1,657,118
[b,j,k]Sleep Innovations Inc., Term Loan, PIK, 10.25%, 3/05/15	United States	790,568	654,195

			5,407,678

Consumer Services 1.2%
CCM Merger Inc. (MotorCity Casino), Term Loan B, 8.50%, 7/13/12	United States	2,503,673	2,465,074
Education Management LLC, Term Loan C, 2.313%, 6/01/13	United States	5,384,249	4,979,590
Penn National Gaming Inc., Term Loan B, 2.07% - 2.12%, 10/03/12	United States	4,714,441	4,551,647
[d]Turtle Bay Holdings LLC,
Term Loan A, 10.375%, 3/01/13	United States	1,864,162	1,798,916
[b,k]Term Loan B, PIK, 3.125%, 2/09/15	United States	3,873,836	3,028,565

			16,823,792

Food & Staples Retailing 0.3%
SUPERVALU Inc.,
Term Loan B, 1.597%, 6/02/12	United States	1,561,876	1,487,882
Term Loan B-2, 3.097%, 10/15/15	United States	2,767,209	2,653,061

			4,140,943

Food, Beverage & Tobacco 0.2%
Constellation Brands Inc., Term Loan B, 1.875%, 6/05/13	United States	581,113	565,859
Dean Foods Co., Term Loan B, 1.915%, 4/02/14	United States	2,670,690	2,489,465

			3,055,324

Health Care Equipment & Services 2.0%
Carestream Health Inc., Second Lien Term Loan, 5.597%, 10/30/13	United States	404,040	374,579
Community Health Systems Inc.,
Delayed Draw Term Loan, 2.788%, 7/25/14	United States	452,496	423,140
Term Loan, 2.788%, 7/25/14	United States	8,818,277	8,246,192
DaVita Inc., Term Loan B-1, 1.80% - 2.04%, 10/05/12	United States	2,183,247	2,132,305
DJO Finance LLC, Term Loan B, 3.347%, 5/20/14	United States	4,830,476	4,615,520
Fresenius Medical Care Holdings Inc., Term Loan B, 1.664% - 1.908%, 3/31/13	Germany	1,639,131	1,595,592
HCA Inc.,
Term Loan A-1, 1.783%, 11/19/12	United States	1,279,280	1,211,785
Term Loan B-1, 2.783%, 11/18/13	United States	2,479,660	2,343,983
Tranche B-2 Term Loan, 3.783%, 3/31/17	United States	3,843,645	3,681,190
LifePoint Hospitals Inc., Term B-2 Loan, 3.25%, 4/15/15	United States	3,691,186	3,578,121

			28,202,407

Materials 2.0%
Anchor Glass Container Corp., Second Lien Term Loan, 10.00%, 9/02/16	United States	5,813,900	5,737,592
Celanese U.S. Holdings LLC, Dollar Term Loan, 2.042%, 4/02/14	United States	5,620,468	5,339,445
Georgia-Pacific LLC,
[j]Term Loan B, 2.533% - 2.538%, 12/20/12	United States	1,782,592	1,727,221
Term Loan C, 3.783% - 3.787%, 12/23/14	United States	2,283,793	2,259,884
Nalco Co.,
Term Loan, 6.50%, 5/13/16	United States	3,170,555	3,176,830
Term Loan B, 2.125%, 11/04/10	United States	593,807	592,197

FSI-13

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Franklin Strategic Income Securities Fund	Country	Principal Amount [g]	Value
[h,i]Senior Floating Rate Interests (continued)
Materials (continued)
Novelis Corp., U.S. Term Loan, 2.54%, 7/07/14	United States	2,375,604	$2,250,390
Rockwood Specialties Group Inc., Term Loan H, 6.00%, 5/15/14	United States	8,146,984	8,158,186

			29,241,745

Media 2.6%
Cinemark USA Inc., Extended Term Loan, 3.55% - 3.68%, 4/30/16	United States	4,519,375	4,401,682
[j]CSC Holdings Inc. (Cablevision), Incremental Term Loan B-2, 2.10%, 3/29/16	United States	7,975,886	7,747,824
DIRECTV Holdings LLC, Term Loan B, 1.847%, 4/13/13	United States	1,827,192	1,817,802
[l]Metro-Goldwyn-Mayer Inc., Term Loan B, 20.50%, 4/08/12	United States	13,312,357	6,073,763
R.H. Donnelley Inc., Term Loan B, 9.25%, 10/24/14	United States	6,834,513	6,128,282
Regal Cinemas Corp., Term Loan, 4.033%, 11/17/16	United States	2,388,050	2,339,293
Univision Communications Inc., Initial Term Loan, 2.597%, 9/29/14	United States	8,067,964	6,791,661
UPC Financing Partnership, Term Loan T, 3.93%, 12/31/16	Netherlands	2,892,130	2,712,818

			38,013,125

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Mylan Inc., Term Loan B, 3.625% - 3.813%, 10/02/14	United States	4,692,015	4,664,145

Retailing 0.2%
Dollar General Corp., Tranche B-1 Term Loan, 3.088% - 3.10%, 7/07/14	United States	3,779,537	3,633,073

Software & Services 1.1%
First Data Corp.,
Term Loan B-1, 3.097%, 9/24/14	United States	4,345,344	3,665,176
Term Loan B-2, 3.097%, 9/24/14	United States	1,381,065	1,166,655
Term Loan B-3, 3.097%, 9/24/14	United States	1,381,065	1,163,931
Lender Processing Services Inc., Term Loan B, 2.847%, 7/02/14	United States	1,501,254	1,498,127
MSCI Inc., Term Loan, 4.75%, 6/01/16	United States	2,704,200	2,706,452
SunGard Data Systems Inc., Tranche B U.S. Term Loan, 3.999% - 4.061%, 2/28/16	United States	2,188,863	2,095,054
[j]Trans Union LLC, Term Loan B, 6.75%, 6/15/17	United States	3,177,077	3,199,714

			15,495,109

Technology Hardware & Equipment 0.2%
Flextronics International USA Inc.,
A Closing Date Loan, 2.541% -2.554%, 10/01/14	United States	1,586,951	1,474,543
A-1-A Delayed Draw Term Loan, 2.553%, 10/01/14	United States	238,039	221,178
A-1-B Delayed Draw Term Loan, 2.597%, 10/01/14	United States	575,203	534,460
A-3 Delayed Draw Term Loan, 2.604%, 10/01/14	United States	804,528	748,211

			2,978,392

Telecommunication Services 0.6%
Intelsat Corp. (PanAmSat),
Tranche B-2-A, 2.792%, 1/03/14	United States	2,349,829	2,181,565
Tranche B-2-B, 2.792%, 1/03/14	United States	2,349,107	2,180,894
Tranche B-2-C, 2.792%, 1/03/14	United States	2,349,107	2,180,894
Incremental Term Loan B-2-A, 2.792%, 1/03/14	United States	95,963	89,320
Incremental Term Loan B-2-B, 2.792%, 1/03/14	United States	95,933	89,293
Incremental Term Loan B-2-C, 2.792%, 1/03/14	United States	95,933	89,293
Windstream Corp., Tranche B-2 Term Loan, 3.06%, 12/17/15	United States	2,203,763	2,161,984

			8,973,243

FSI-14

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Franklin Strategic Income Securities Fund	Country	Principal Amount [g]	Value
[h,i]Senior Floating Rate Interests (continued)
Utilities 1.0%
[j]NRG Energy Inc.,
Credit Link, 2.283%, 2/01/13	United States	3,529,410	$3,379,410
Term Loan, 2.283%, 2/01/13	United States	5,331,205	5,104,628
Texas Competitive Electric Holdings Co. LLC, Term Loan B-2, 3.85% - 4.066%, 10/10/14	United States	8,008,338	5,941,186

			14,425,224

Total Senior Floating Rate Interests (Cost $209,608,627)			208,258,325

Corporate Bonds 39.4%
Automobiles & Components 0.6%
Ford Motor Credit Co. LLC, senior note,
7.50%, 8/01/12	United States	2,500,000	2,571,875
7.00%, 4/15/15	United States	2,000,000	1,981,108
8.125%, 1/15/20	United States	1,200,000	1,227,656
[f]TRW Automotive Inc., senior note, 144A, 7.25%, 3/15/17	United States	2,900,000	2,827,500

			8,608,139

Banks 1.7%
BB&T Capital Trust IV, junior sub. bond, 6.82%, 6/12/77	United States	3,400,000	3,169,763
[f,m]BNP Paribas, 144A, 7.195%, Perpetual	France	3,300,000	2,904,000
Regions Financial Corp., senior note,
7.75%, 11/10/14	United States	3,300,000	3,485,774
5.75%, 6/15/15	United States	300,000	298,546
Royal Bank of Scotland Group PLC, senior note, 6.40%, 10/21/19	United Kingdom	4,000,000	4,052,584
UBS AG Stamford, senior note, 5.875%, 12/20/17	United States	3,300,000	3,500,363
Wells Fargo & Co., senior note, 5.625%, 12/11/17	United States	1,500,000	1,643,301
[m]Wells Fargo Capital XIII, pfd., 7.70%, Perpetual	United States	2,900,000	2,943,500
[m]Wells Fargo Capital XV, pfd., 9.75%, Perpetual	United States	2,300,000	2,472,500

			24,470,331

Capital Goods 2.1%
[f]Allison Transmission Inc., senior note, 144A, 11.00%, 11/01/15	United States	4,000,000	4,190,000
Arvinmeritor Inc., senior note, 10.625%, 3/15/18	United States	3,000,000	3,195,000
Case New Holland Inc., senior note,
7.75%, 9/01/13	United States	500,000	513,750
7.125%, 3/01/14	United States	3,100,000	3,208,500
[f]144A, 7.875%, 12/01/17	United States	2,900,000	2,936,250
Greenbrier Cos. Inc., senior note, 8.375%, 5/15/15	United States	1,100,000	1,042,250
L-3 Communications Corp., senior sub. note, 5.875%, 1/15/15	United States	2,000,000	1,985,000
[f]Libbey Glass Inc., senior secured note, 144A, 10.00%, 2/15/15	United States	1,300,000	1,352,000
Manitowoc Co. Inc., senior note, 9.50%, 2/15/18	United States	3,100,000	3,115,500
Oshkosh Corp., senior note,
8.25%, 3/01/17	United States	500,000	522,500
8.50%, 3/01/20	United States	400,000	418,000
[f]RBS Global & Rexnord Corp., senior note, 144A, 8.50%, 5/01/18	United States	3,600,000	3,492,000
RSC Equipment Rental Inc./RSC Holdings III LLC, senior note, 9.50%, 12/01/14	United States	3,700,000	3,695,375

			29,666,125

Commercial & Professional Services 0.2%
[f,k]JohnsonDiversey Holdings Inc., senior note, 144A, PIK, 10.50%, 5/15/20	United States	2,400,000	2,700,000

FSI-15

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Franklin Strategic Income Securities Fund	Country	Principal Amount [g]		Value
Corporate Bonds (continued)
Consumer Durables & Apparel 0.7%
Jarden Corp., senior sub. note, 7.50%,
5/01/17	United States	3,400,000		$3,349,000
1/15/20	United States	500,000		490,000
Jostens IH Corp., senior sub. note, 7.625%, 10/01/12	United States	3,000,000		3,015,000
KB Home, senior note,
6.25%, 6/15/15	United States	2,500,000		2,237,500
7.25%, 6/15/18	United States	500,000		445,000

				9,536,500

Consumer Services 2.3%
[f]Cirsa Funding Luxembourg SA, senior bond, 144A, 8.75%, 5/15/18	Spain	900,000	EUR	1,028,473
[f]Codere Finance SA, senior note, 144A, 8.25%, 6/15/15	Spain	1,500,000	EUR	1,697,121
[f,l]Fontainebleau Las Vegas, 144A, 10.25%, 6/15/15	United States	2,500,000		21,875
Harrah’s Operating Co. Inc., senior secured note, 11.25%, 6/01/17	United States	6,000,000		6,315,000
MGM MIRAGE,
senior note, 6.625%, 7/15/15	United States	6,000,000		4,755,000
[f]senior secured note, 144A, 9.00%, 3/15/20	United States	1,000,000		1,032,500
Norwegian Cruise Line Ltd., senior secured note, 11.75%, 11/15/16	United States	3,300,000		3,465,000
Pinnacle Entertainment Inc.,
[f]senior note, 144A, 8.625%, 8/01/17	United States	2,400,000		2,484,000
senior sub. note, 7.50%, 6/15/15	United States	900,000		848,250
Royal Caribbean Cruises Ltd., senior deb., 7.25%, 3/15/18	United States	3,300,000		3,217,500
[f]Shingle Springs Tribal Gaming Authority, senior note, 144A, 9.375%, 6/15/15	United States	2,000,000		1,595,000
Starwood Hotels & Resorts Worldwide Inc., senior note,
6.75%, 5/15/18	United States	3,500,000		3,517,500
7.15%, 12/01/19	United States	500,000		508,750
[l]Station Casinos Inc.,
senior note, 6.00%, 4/01/12	United States	500,000		32,188
senior note, 7.75%, 8/15/16	United States	1,000,000		61,250
senior sub. note, 6.50%, 2/01/14	United States	300,000		3,750
senior sub. note, 6.875%, 3/01/16	United States	1,000,000		5,750
[f]Universal City Development,
senior note, 144A, 8.875%, 11/15/15	United States	2,200,000		2,222,000
senior sub. note, 144A, 10.875%, 11/15/16	United States	400,000		410,000

				33,220,907

Diversified Financials 3.9%
American Express Co., senior note, 7.00%, 3/19/18	United States	2,000,000		2,311,696
Bank of America Corp.,
[m]pfd., sub. bond, M, 8.125%, Perpetual	United States	5,000,000		4,837,500
senior note, 5.65%, 5/01/18	United States	1,500,000		1,540,604
Capital One Capital V, pfd., junior sub. note, 10.25%, 8/15/39	United States	3,000,000		3,183,750
CIT Group Inc., senior secured sub. bond, 7.00%, 5/01/17	United States	4,000,000		3,620,000
Citigroup Inc.,
senior note, 6.125%, 11/21/17	United States	1,800,000		1,883,657
sub. note, 5.00%, 9/15/14	United States	3,000,000		3,004,533
The Export-Import Bank of Korea, senior note, 8.125%, 1/21/14	South Korea	2,770,000		3,174,797
General Electric Capital Corp., senior note, A, 8.50%, 4/06/18	United States	64,000,000	MXN	4,803,612
GMAC Inc.,
senior note, 7.25%, 3/02/11	United States	1,000,000		1,021,250
senior note, 6.875%, 9/15/11	United States	1,400,000		1,431,500
senior note, 6.875%, 8/28/12	United States	2,000,000		2,015,000
sub. note, 8.00%, 12/31/18	United States	1,000,000		930,000

FSI-16

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Franklin Strategic Income Securities Fund	Country	Principal Amount [g]	Value
Corporate Bonds (continued)
Diversified Financials (continued)
The Goldman Sachs Group Inc., senior bond, 5.375%, 3/15/20	United States	6,000,000	$5,944,206
JPMorgan Chase & Co.,
6.00%, 1/15/18	United States	1,500,000	1,659,898
[m]junior sub. note, 1, 7.90%, Perpetual	United States	1,800,000	1,861,378
JPMorgan Chase Capital XXII, sub. bond, 6.45%, 2/02/37	United States	4,500,000	4,277,713
[l]Lehman Brothers Holdings Inc., senior note, 6.20%, 9/26/14	United States	5,500,000	1,113,750
Merrill Lynch & Co. Inc., senior note, 6.40%, 8/28/17	United States	3,500,000	3,656,873
Morgan Stanley, senior note, 6.00%, 4/28/15	United States	4,000,000	4,186,396

			56,458,113

Energy 5.9%
Anadarko Petroleum Corp., senior note, 8.70%, 3/15/19	United States	4,500,000	4,257,477
[f]Antero Resources Finance, senior note, 144A, 9.375%, 12/01/17	United States	3,000,000	3,015,000
Berry Petroleum Co., senior note, 10.25%, 6/01/14	United States	2,200,000	2,376,000
Chesapeake Energy Corp., senior note,
7.625%, 7/15/13	United States	700,000	738,500
6.625%, 1/15/16	United States	100,000	102,125
6.25%, 1/15/18	United States	4,000,000	4,000,000
7.25%, 12/15/18	United States	300,000	311,250
Compagnie Generale de Geophysique-Veritas, senior note,
7.50%, 5/15/15	France	2,300,000	2,202,250
9.50%, 5/15/16	France	100,000	104,292
7.75%, 5/15/17	France	1,800,000	1,714,500
[f]Consol Energy Inc., senior note, 144A,
8.00%, 4/01/17	United States	1,800,000	1,867,500
8.25%, 4/01/20	United States	800,000	838,000
Copano Energy LLC, senior note,
8.125%, 3/01/16	United States	3,500,000	3,465,000
7.75%, 6/01/18	United States	200,000	190,000
Crosstex Energy LP/Crosstex Energy Finance Corp., senior note, 8.875%, 2/15/18	United States	3,000,000	3,011,250
Denbury Resources Inc., senior sub. note, 8.25%, 2/15/20	United States	1,198,000	1,257,900
El Paso Corp., senior note,
12.00%, 12/12/13	United States	2,300,000	2,662,250
7.00%, 6/15/17	United States	1,000,000	1,000,070
Enterprise Products Operating LLC,
[h]junior sub. note, FRN, 7.034%, 1/15/68	United States	4,000,000	3,685,204
senior note, 5.20%, 9/01/20	United States	1,500,000	1,544,760
[f]Expro Finance Luxembourg, senior secured note, 144A, 8.50%, 12/15/16	United Kingdom	3,000,000	2,880,000
[f]General Maritime Corp., senior note, 144A, 12.00%, 11/15/17	United States	2,100,000	2,152,500
[f]Holly Corp., senior note, 144A, 9.875%, 6/15/17	United States	1,900,000	1,961,750
[f]Linn Energy Corp., senior note, 144A, 8.625%, 4/15/20	United States	2,700,000	2,777,625
Mariner Energy Inc., senior note,
7.50%, 4/15/13	United States	500,000	515,000
11.75%, 6/30/16	United States	300,000	375,000
MarkWest Energy Partners LP, senior note, 6.875%, 11/01/14	United States	3,500,000	3,386,250
[f]Martin Midstream Partners LP, senior note, 144A, 8.875%, 4/01/18	United States	1,200,000	1,194,000
[f]OPTI Canada Inc., senior secured note, 144A, 9.00%, 12/15/12	Canada	1,000,000	1,015,000
Peabody Energy Corp., senior note,
7.375%, 11/01/16	United States	500,000	523,125
B, 6.875%, 3/15/13	United States	2,000,000	2,025,000
Petrohawk Energy Corp., senior note, 10.50%, 8/01/14	United States	3,300,000	3,568,125
Petroleos de Venezuela SA, senior bond, zero cpn., 7/10/11	Venezuela	6,520,000	5,682,792

FSI-17

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Franklin Strategic Income Securities Fund	Country	Principal Amount [g]		Value
Corporate Bonds (continued)
Energy (continued)
[f]Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14	Switzerland	2,100,000		$1,837,500
Plains Exploration & Production Co., senior note,
7.75%, 6/15/15	United States	500,000		497,500
10.00%, 3/01/16	United States	500,000		537,500
7.625%, 6/01/18	United States	3,200,000		3,148,000
Quicksilver Resources Inc., senior note,
8.25%, 8/01/15	United States	3,200,000		3,176,000
11.75%, 1/01/16	United States	100,000		110,750
9.125%, 8/15/19	United States	300,000		306,000
[f]SandRidge Energy Inc., senior note, 144A,
8.00%, 6/01/18	United States	3,500,000		3,333,750
8.75%, 1/15/20	United States	500,000		477,500
Teekay Corp., senior note, 8.50%, 1/15/20	Canada	1,000,000		1,000,000
Tesoro Corp., senior note, 6.50%, 6/01/17	United States	3,800,000		3,496,000

				84,319,995

Food & Staples Retailing 0.2%
Rite Aid Corp., senior secured note, 9.75%, 6/12/16	United States	2,700,000		2,835,000

Food, Beverage & Tobacco 1.7%
[f]Alliance One International Inc., senior note, 144A, 10.00%, 7/15/16	United States	800,000		818,000
Altria Group Inc.,
senior bond, 9.25%, 8/06/19	United States	1,000,000		1,250,937
senior note, 9.70%, 11/10/18	United States	2,300,000		2,918,836
[f]Anheuser-Busch InBev NV, senior note, 144A, 7.75%, 1/15/19	United States	3,300,000		4,014,493
[f]Campofrio Food Group SA, senior note, 144A, 8.25%, 10/31/16	Spain	1,600,000	EUR	1,908,114
[f]CEDC Finance Corp. International Inc., senior secured note, 144A, 9.125%, 12/01/16	United States	3,000,000		2,925,000
[f]Cott Beverages Inc., senior note, 144A, 8.375%, 11/15/17	United States	1,500,000		1,518,750
Dole Food Co. Inc., senior secured note, 13.875%, 3/15/14	United States	2,106,000		2,479,815
[f]JBS USA LLC, senior note, 144A, 11.625%, 5/01/14	United States	3,500,000		3,937,500
Pinnacle Foods Finance LLC, senior note,
9.25%, 4/01/15	United States	900,000		922,500
[f]144A, 9.25%, 4/01/15	United States	2,100,000		2,152,500

				24,846,445

Health Care Equipment & Services 2.7%
Boston Scientific Corp., senior note, 6.00%, 1/15/20	United States	4,000,000		3,981,280
Coventry Health Care Inc., senior note,
6.30%, 8/15/14	United States	1,500,000		1,585,476
5.95%, 3/15/17	United States	2,000,000		1,913,988
DaVita Inc., senior sub. note, 7.25%, 3/15/15	United States	4,000,000		4,020,000
FMC Finance III SA, senior note, 6.875%, 7/15/17	Germany	2,500,000		2,537,500
Fresenius Medical Care Capital Trust IV, 7.875%, 6/15/11	Germany	1,000,000		1,038,750
[f]Fresenius US Finance II, senior note, 144A, 9.00%, 7/15/15	Germany	2,400,000		2,613,000
HCA Inc.,
senior note, 6.50%, 2/15/16	United States	800,000		750,000
senior secured bond, 7.25%, 9/15/20	United States	300,000		303,000
senior secured note, 9.125%, 11/15/14	United States	4,000,000		4,195,000
[k]senior secured note, PIK, 9.625%, 11/15/16	United States	2,000,000		2,145,000
[f]Tenet Healthcare Corp., senior secured note, 144A,
9.00%, 5/01/15	United States	1,150,000		1,221,875
10.00%, 5/01/18	United States	1,700,000		1,887,000
8.875%, 7/01/19	United States	900,000		958,500

FSI-18

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Franklin Strategic Income Securities Fund	Country	Principal Amount [g]		Value
Corporate Bonds (continued)
Health Care Equipment & Services (continued)
[k]United Surgical Partners International Inc., senior sub. note, PIK, 9.25%, 5/01/17	United States	3,000,000		$3,015,000
[h,k]US Oncology Holdings Inc., senior note, PIK, FRN, 7.178%, 3/15/12	United States	3,476,000		3,183,418
US Oncology Inc., senior secured note, 9.125%, 8/15/17	United States	200,000		206,500
Vanguard Health Holding Co. II LLC, senior note, 8.00%, 2/01/18	United States	3,000,000		2,895,000

				38,450,287

Insurance 0.9%
American International Group Inc., senior note, 5.60%, 10/18/16	United States	3,000,000		2,754,000
Lincoln National Corp., senior note,
8.75%, 7/01/19	United States	3,300,000		4,053,657
6.25%, 2/15/20	United States	1,350,000		1,449,964
[f,h]MetLife Capital Trust X, secured bond, 144A, FRN, 9.25%, 4/08/68	United States	800,000		868,000
[h]MetLife Inc., junior sub. note, FRN, 6.40%, 12/15/66	United States	2,000,000		1,786,953
Willis North America Inc., senior note, 7.00%, 9/29/19	United States	2,000,000		2,141,544

				13,054,118

Materials 3.5%
Ball Corp., senior note,
7.125%, 9/01/16	United States	500,000		525,625
7.375%, 9/01/19	United States	500,000		522,500
[f]Building Materials Corp. of America, senior note, 144A, 7.50%, 3/15/20	United States	1,300,000		1,283,750
CF Industries Holdings Inc., senior note, 6.875%, 5/01/18	United States	1,700,000		1,729,750
Freeport-McMoRan Copper & Gold Inc., senior note, 8.375%, 4/01/17	United States	3,000,000		3,304,287
Huntsman International LLC,
[f]senior note, 144A, 5.50%, 6/30/16	United States	200,000		177,000
senior sub. note, 7.875%, 11/15/14	United States	3,400,000		3,298,000
[f]Ineos Finance PLC, senior secured note, 144A, 9.25%, 5/15/15	United Kingdom	100,000	EUR	121,769
[f]Ineos Group Holdings PLC, senior secured note, 144A, 8.50%, 2/15/16	United Kingdom	3,500,000		2,747,500
[f]Kerling PLC, senior secured note, 144A, 10.625%, 1/28/17	United Kingdom	1,900,000	EUR	2,361,761
[f]LBI Escrow Corp., senior secured note, 144A, 8.00%, 11/01/17	United States	3,000,000		3,097,500
[f]MacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17	United States	3,400,000		3,417,000
Nalco Co.,
senior note, 8.25%, 5/15/17	United States	300,000		312,000
senior sub. note, 8.875%, 11/15/13	United States	2,500,000		2,575,000
NewPage Corp., senior secured note, 11.375%, 12/31/14	United States	4,000,000		3,650,000
Novelis Inc., senior note,
7.25%, 2/15/15	Canada	1,000,000		970,000
11.50%, 2/15/15	Canada	1,000,000		1,050,000
Owens-Brockway Glass Container Inc., senior note,
6.75%, 12/01/14	United States	2,800,000		2,863,000
7.375%, 5/15/16	United States	500,000		523,750
[f]Reynolds Group Issuer Inc./LLC/SA, senior note, 144A, 8.50%, 5/15/18	United States	3,200,000		3,156,000
Solo Cup Co.,
senior secured note, 10.50%, 11/01/13	United States	500,000		519,375
senior sub. note, 8.50%, 2/15/14	United States	3,000,000		2,707,500
Teck Resources Ltd., senior secured note, 10.75%, 5/15/19	Canada	2,500,000		3,067,863
Weyerhaeuser Co., senior note, 7.375%, 10/01/19	United States	2,200,000		2,333,783
[f]Xstrata Finance Canada Ltd., 144A, 5.80%, 11/15/16	United Kingdom	3,400,000		3,651,559

				49,966,272

Media 3.5%
[f]Cablevision Systems Corp., senior note, 144A, 8.625%, 9/15/17	United States	500,000		512,500
CCH II LLC/CCH II Capital Corp., senior note, 13.50%, 12/02/16	United States	3,713,498		4,344,793

FSI-19

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Franklin Strategic Income Securities Fund	Country	Principal Amount [g]		Value
Corporate Bonds (continued)
Media (continued)
[f]CCO Holdings LLC, senior note, 144A, 8.125%, 4/30/20	United States	900,000		$924,750
[f]Clear Channel Worldwide Holdings Inc., senior note,
A, 144A, 9.25%, 12/15/17	United States	400,000		400,000
B, 144A, 9.25%, 12/15/17	United States	1,600,000		1,616,000
CSC Holdings Inc., senior deb., 7.625%, 7/15/18	United States	2,100,000		2,134,125
EchoStar DBS Corp., senior note,
7.75%, 5/31/15	United States	1,500,000		1,552,500
7.125%, 2/01/16	United States	4,000,000		4,030,000
Lamar Media Corp.,
senior note, 9.75%, 4/01/14	United States	300,000		328,500
[f]senior sub. note, 144A, 7.875%, 4/15/18	United States	1,300,000		1,313,000
senior sub. note, B, 6.625%, 8/15/15	United States	400,000		381,000
LIN Television Corp.,
[f]senior note, 144A, 8.375%, 4/15/18	United States	400,000		400,000
senior sub. note, 6.50%, 5/15/13	United States	3,000,000		2,940,000
[f]Media General Inc., senior secured note, 144A, 11.75%, 2/15/17	United States	2,400,000		2,448,000
[d]Radio One Inc., senior sub. note, 6.375%, 2/15/13	United States	2,800,000		2,394,000
[f]Seat Pagine Gialle SpA, senior secured note, 144A, 10.50%, 1/31/17	Italy	2,600,000	EUR	2,952,807
[f]Sinclair Television Group Inc., senior secured note, 144A, 9.25%, 11/01/17	United States	3,500,000		3,552,500
Time Warner Inc., 7.625%, 4/15/31	United States	3,200,000		3,867,379
[f]UPC Germany GmbH, senior sub. note, 144A, 9.625%, 12/01/19	Germany	700,000	EUR	870,021
[f]UPC Holding BV, senior note, 144A, 9.875%, 4/15/18	Netherlands	800,000		808,000
Viacom Inc., senior note, 6.875%, 4/30/36	United States	3,300,000		3,755,519
[f]Virgin Media Secured Finance, senior secured note, 144A, 6.50%, 1/15/18	United Kingdom	1,800,000		1,777,500
WMG Acquisition Corp., senior secured note, 9.50%, 6/15/16	United States	3,500,000		3,745,000
[f]Ziggo Bond Co., senior bond, 144A, 8.00%, 5/15/18	Netherlands	2,500,000	EUR	2,977,875

				50,025,769

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
[f]Mylan Inc., senior note, 144A, 7.875%, 7/15/20	United States	2,600,000		2,665,000
[f]Talecris Biotherapeutics Holdings Corp., senior note, 144A, 7.75%, 11/15/16	United States	1,800,000		1,926,000

				4,591,000

Real Estate 1.8%
Boston Properties LP, senior note, 5.625%, 11/15/20	United States	5,000,000		5,244,800
[f]Dexus Finance Property Ltd., 144A, 7.125%, 10/15/14	Australia	4,000,000		4,361,636
[f]Digital Realty Trust LP, 144A, 5.875%, 2/01/20	United States	2,900,000		2,966,265
Duke Realty LP, senior note, 8.25%, 8/15/19	United States	4,000,000		4,645,088
FelCor Lodging LP, senior secured note, 10.00%, 10/01/14	United States	600,000		630,000
Forest City Enterprises Inc., senior note, 7.625%, 6/01/15	United States	3,100,000		2,875,250
Healthcare Realty Trust Inc., senior note, 6.50%, 1/17/17	United States	1,100,000		1,158,958
Kimco Realty Corp., senior note, 6.875%, 10/01/19	United States	3,200,000		3,573,856

				25,455,853

Retailing 0.8%
Dollar General Corp., senior note, 10.625%, 7/15/15	United States	3,000,000		3,296,250
[f,h]Edcon Holdings, 144A, FRN, 6.219%, 6/15/15	South Africa	1,700,000	EUR	1,268,407
[f,h]Edcon Proprietary Ltd., senior secured note, 144A, FRN, 8.198%, 6/15/14	South Africa	2,300,000	EUR	2,009,501
Michaels Stores Inc., senior note, 10.00%, 11/01/14	United States	3,700,000		3,838,750
[f]QVC Inc., senior secured note, 144A, 7.50%, 10/01/19	United States	1,400,000		1,393,000

				11,805,908

FSI-20

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Franklin Strategic Income Securities Fund	Country	Principal Amount [g]		Value
Corporate Bonds (continued)
Semiconductors & Semiconductor Equipment 0.3%
[f]Advanced Micro Devices Inc., senior note, 144A, 8.125%, 12/15/17	United States	800,000		$800,000
Freescale Semiconductor Inc., senior note,
8.875%, 12/15/14	United States	4,000,000		3,690,000
10.125%, 12/15/16	United States	100,000		80,500

				4,570,500

Software & Services 0.6%
[f]Sitel LLC, senior note, 144A, 11.50%, 4/01/18	United States	3,000,000		2,790,000
SunGard Data Systems Inc., senior note, 9.125%, 8/15/13	United States	2,100,000		2,144,625
senior sub. note, 10.25%, 8/15/15	United States	3,000,000		3,112,500
[f]Trans Union LLC/TransUnion Corp., senior note, 144A, 11.375%, 6/15/18	United States	1,000,000		1,057,500

				9,104,625

Technology Hardware & Equipment 0.4%
Jabil Circuit Inc., senior note, 7.75%, 7/15/16	United States	1,800,000		1,890,000
Sanmina-SCI Corp.,
[f,h]senior note, 144A, FRN, 8.11%, 6/15/14	United States	500,000		465,000
senior sub. note, 6.75%, 3/01/13	United States	2,300,000		2,288,500
senior sub. note, 8.125%, 3/01/16	United States	1,000,000		990,000
Viasat Inc., senior note, 8.875%, 9/15/16	United States	700,000		715,750

				6,349,250

Telecommunication Services 3.0%
[f]America Movil SAB de CV, senior note, 144A, 5.00%, 3/30/20	Mexico	4,500,000		4,676,427
Crown Castle International Corp.,
senior bond, 7.125%, 11/01/19	United States	200,000		196,500
senior note, 9.00%, 1/15/15	United States	2,800,000		2,975,000
[f]Digicel Group Ltd., senior note, 144A,
8.875%, 1/15/15	Jamaica	3,700,000		3,635,250
8.25%, 9/01/17	Jamaica	300,000		298,500
[f]Integra Telecom Inc., senior secured note, 144A, 10.75%, 4/15/16	United States	1,700,000		1,672,375
Intelsat Bermuda Ltd., senior note, 11.25%, 6/15/16	Bermuda	3,000,000		3,210,000
Intelsat Subsidiary Holding Co. Ltd., senior note, 8.50%, 1/15/13	Bermuda	3,500,000		3,543,750
MetroPCS Wireless Inc., senior note, 9.25%, 11/01/14	United States	3,700,000		3,829,500
Millicom International Cellular SA, senior note, 10.00%, 12/01/13	Luxembourg	1,300,000		1,345,500
[f]New Communications Holdings, senior note, 144A,
8.25%, 4/15/17	United States	600,000		605,250
8.50%, 4/15/20	United States	2,000,000		2,015,000
8.75%, 4/15/22	United States	1,400,000		1,407,000
Qwest Communications International Inc., senior note, 7.50%, 2/15/14	United States	3,500,000		3,526,250
[f]SBA Telecommunications Inc., senior note, 144A, 8.25%, 8/15/19	United States	1,400,000		1,480,500
Sprint Nextel Corp., senior note, 8.375%, 8/15/17	United States	4,000,000		4,020,000
[f]Wind Acquisition Finance SA, senior note, 144A,
12.00%, 12/01/15	Italy	3,400,000		3,536,000
11.75%, 7/15/17	Italy	400,000		416,000
[f,k]Wind Acquisition Holdings Finance SA, senior secured note, 144A, PIK, 12.25%, 7/15/17	Italy	500,000	EUR	559,181

				42,947,983

Transportation 0.4%
[f]Ceva Group PLC, senior secured note, 144A,
11.625%, 10/01/16	United Kingdom	100,000		103,750
11.50%, 4/01/18	United Kingdom	2,900,000		2,958,000
[f]Delta Air Lines Inc., senior secured note, 144A, 9.50%, 9/15/14	United States	3,000,000		3,165,000

				6,226,750

FSI-21

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Franklin Strategic Income Securities Fund	Country	Principal Amount [g]		Value
Corporate Bonds (continued)
Utilities 1.9%
Ameren Corp., senior note, 8.875%, 5/15/14	United States	2,800,000		$3,249,638
CenterPoint Energy Inc., senior note,
6.125%, 11/01/17	United States	1,800,000		1,996,535
6.50%, 5/01/18	United States	1,000,000		1,108,632
CMS Energy Corp., senior note, 8.75%, 6/15/19	United States	2,500,000		2,774,982
Dynegy Holdings Inc., senior note, 8.375%, 5/01/16	United States	4,000,000		3,185,000
[f]Infinis PLC, senior note, 144A, 9.125%, 12/15/14	United Kingdom	600,000	GBP	913,148
[f]Intergen NV, senior secured note, 144A, 9.00%, 6/30/17	Netherlands	4,000,000		4,020,000
NRG Energy Inc., senior note,
7.25%, 2/01/14	United States	700,000		711,375
7.375%, 2/01/16	United States	5,000,000		4,987,500
Texas Competitive Electric Holdings Co. LLC, senior note, A, 10.25%, 11/01/15	United States	6,500,000		4,322,500

				27,269,310

Total Corporate Bonds (Cost $546,852,788)				566,479,180

Asset-Backed Securities and Commercial Mortgage-Backed Securities 6.5%
Banks 4.7%
[h]Citibank Credit Card Issuance Trust, 2005-A3, A3, FRN, 0.417%, 4/24/14	United States	1,000,000		995,899
Citigroup Commercial Mortgage Trust, [h]2007-C6, AM, FRN, 5.888%, 6/10/17	United States	1,200,000		1,027,916
2008-C7, A4, 6.297%, 12/10/49	United States	8,700,000		8,955,278
Citigroup/Deutsche Bank Commercial Mortgage Trust, 2006-CD3, A5, 5.617%, 10/15/48	United States	9,800,000		10,055,526
Countrywide Asset-Backed Certificates, 2005-11, AF4, 5.21%, 3/25/34	United States	1,275,000		795,373
GE Capital Commercial Mortgage Corp., 2003-C1, A4, 4.819%, 1/10/38	United States	10,000		10,557
Greenwich Capital Commercial Funding Corp., 2005-GG5, A5, 5.224%, 4/10/37	United States	7,695,000		7,916,383
[h]2006-GG7, A4, FRN, 6.085%, 7/10/38	United States	4,000,000		4,188,401
[h]GS Mortgage Securities Corp. II, 2006-GG6, A4, FRN, 5.553%, 4/10/38	United States	5,605,000		5,776,700
[h]Homebanc Mortgage Trust, 2005-4, A1, FRN, 0.617%, 10/25/35	United States	2,396,991		1,801,715
LB-UBS Commercial Mortgage Trust, 2005-C5, A4, 4.954%, 9/15/30	United States	3,500,000		3,700,215
2006-C1, A4, 5.156%, 2/15/31	United States	5,700,000		5,937,904
[h]Morgan Stanley Capital I Trust, 2004-IQ7, A4, FRN, 5.536%, 6/15/38	United States	4,000,000		4,218,350
[f,h]Schiller Park CLO Ltd., 2007-1A, A2, 144A, FRN, 0.556%, 4/25/21	United States	4,400,000		4,088,832
[f,h]Wachovia Bank Commercial Mortgage Trust, 2007-WHL8, A1, 144A, FRN, 0.429%, 6/15/20	United States	7,089,965		6,159,478
[h]Wells Fargo Mortgage Backed Securities Trust, 2004-W, A9, FRN, 2.992%, 11/25/34	United States	2,450,000		2,254,602

				67,883,129

Diversified Financials 1.8%
[h]American Express Credit Account Master Trust, 2008-1, A, FRN, 0.799%, 8/15/13	United States	2,800,000		2,805,800
[f,h]Armstrong Loan Funding Ltd., 2008-1A, B, 144A, FRN, 1.344%, 8/10/16	Cayman Islands	5,361,142		5,057,916
[f,h]Babson CLO Ltd., 2005-2A, A1, 144A, FRN, 0.498%, 7/20/19	Cayman Islands	2,045,349		1,921,595
[f,h]Cent CDO Ltd., 2007-15A, A2B, 144A, FRN, 0.876%, 3/11/21	Cayman Islands	1,251,000		1,080,676
[h]Chase Issuance Trust, sub. note, 2006-A7, A, FRN, 0.359%, 2/15/13	United States	800,000		799,510
[f,h]Columbus Nova CLO Ltd., 2007-2A, A2, 144A, FRN, 1.303%, 10/15/21	Cayman Islands	860,000		727,968
Foxe Basin CLO Ltd., 2003-1A, A2, 1.437%, 12/15/15	Cayman Islands	790,000		731,781
JPMorgan Chase Commercial Mortgage Securities Corp., [h]2004-CB9, A4, FRN, 5.54%, 6/12/41	United States	5,096,445		5,370,369
2004-LN2, A2, 5.115%, 7/15/41	United States	412,616		425,090
2005-LDP2, AM, 4.78%, 7/15/42	United States	775,000		724,849
[f,h]MAPS CLO Fund LLC, 2005-1A, B, 144A, FRN, 1.039%, 12/21/17	United States	1,400,000		1,187,613
Residential Asset Securities Corp., 2004-KS1, AI4, 4.213%, 4/25/32	United States	92,463		89,254

FSI-22

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Franklin Strategic Income Securities Fund	Country	Principal Amount [g]	Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Diversified Financials (continued)
[f,h]Westchester CLO Ltd., 2007-1A, A1A, 144A, FRN, 0.569%, 8/01/22	Cayman Islands	5,057,622	$4,675,266

			25,597,687

Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $89,048,594)			93,480,816

Mortgage-Backed Securities 3.7%
[h]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%[e]
FHLMC, 2.598%, 1/01/33	United States	129,033	134,372

Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 1.5%
FHLMC Gold 15 Year, 4.50%, 10/01/18 - 6/01/19	United States	1,835,894	1,951,397
FHLMC Gold 15 Year, 5.00%, 12/01/17 - 9/01/19	United States	2,080,001	2,235,491
FHLMC Gold 15 Year, 5.50%, 7/01/17 - 7/01/19	United States	558,730	606,742
FHLMC Gold 15 Year, 6.00%, 5/01/17	United States	20,288	22,117
FHLMC Gold 15 Year, 6.50%, 5/01/16	United States	7,557	8,212
FHLMC Gold 30 Year, 5.00%, 4/01/34 - 6/01/38	United States	6,305,149	6,684,507
FHLMC Gold 30 Year, 5.50%, 3/01/33 - 6/01/36	United States	5,263,408	5,670,523
FHLMC Gold 30 Year, 6.00%, 4/01/33 - 2/01/36	United States	4,053,859	4,431,493
FHLMC Gold 30 Year, 6.50%, 12/01/23 - 6/01/36	United States	445,316	491,666
FHLMC Gold 30 Year, 7.00%, 9/01/21 - 1/01/32	United States	103,527	116,116
FHLMC Gold 30 Year, 7.50%, 3/01/30 - 7/01/31	United States	2,408	2,759

			22,221,023

[h]Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%[e]
FNMA, 2.737%, 12/01/34	United States	490,407	511,284
FNMA, 2.793%, 4/01/20	United States	80,546	83,939

			595,223

Federal National Mortgage Association (FNMA) Fixed Rate 1.9%
FNMA 15 Year, 4.50%, 6/01/19 - 3/01/20	United States	457,636	488,124
FNMA 15 Year, 5.00%, 10/01/17 - 6/01/18	United States	539,781	580,645
FNMA 15 Year, 5.50%, 10/01/16 - 1/01/18	United States	40,044	43,399
FNMA 15 Year, 6.00%, 4/01/16 - 7/01/16	United States	8,951	9,742
FNMA 15 Year, 7.00%, 5/01/12	United States	835	865
[j]FNMA 30 Year, 4.50%, 4/01/39 - 7/01/39	United States	3,939,658	4,089,171
[j]FNMA 30 Year, 5.00%, 4/01/34 - 7/01/39	United States	7,404,750	7,844,875
FNMA 30 Year, 5.50%, 8/01/33 - 9/01/35	United States	3,077,556	3,315,544
[j]FNMA 30 Year, 6.00%, 6/01/34 - 7/01/39	United States	8,251,501	8,982,687
FNMA 30 Year, 6.50%, 6/01/28 - 10/01/37	United States	2,193,958	2,417,824

			27,772,876

Government National Mortgage Association (GNMA) Fixed Rate 0.3%
GNMA I SF 30 Year, 5.00%, 11/15/33 - 7/15/34	United States	1,332,615	1,431,312
GNMA I SF 30 Year, 5.50%, 12/15/32 - 6/15/36	United States	1,541,136	1,675,733
GNMA I SF 30 Year, 6.50%, 11/15/31 - 2/15/32	United States	6,931	7,750
GNMA I SF 30 Year, 7.00%, 10/15/28 - 6/15/32	United States	103,278	117,417
GNMA I SF 30 Year, 7.50%, 9/15/30	United States	2,225	2,537
GNMA II SF 30 Year, 5.00%, 9/20/33 - 11/20/33	United States	376,828	404,992
GNMA II SF 30 Year, 6.00%, 11/20/34	United States	416,148	458,578
GNMA II SF 30 Year, 6.50%, 4/20/31 - 2/20/34	United States	156,325	174,159
GNMA II SF 30 Year, 7.50%, 1/20/28 - 4/20/32	United States	46,254	52,497

			4,324,975

Total Mortgage-Backed Securities (Cost $51,791,954)			55,048,469

FSI-23

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Franklin Strategic Income Securities Fund	Country	Principal Amount [g]		Value
U.S. Government and Agency Securities 3.2%
FHLMC, 3.75%, 6/28/13	United States	3,000,000		$3,238,590
5.625%, 3/15/11	United States	2,700,000		2,799,873
senior note, 4.75%, 3/05/12	United States	700,000		748,259
FNMA, 4.125%, 4/15/14	United States	700,000		765,342
U.S. Treasury Bond, 4.50%, 2/15/16	United States	3,000,000		3,397,266
4.50%, 5/15/17	United States	1,000,000		1,138,594
7.125%, 2/15/23	United States	1,980,000		2,743,846
7.875%, 2/15/21	United States	2,600,000		3,725,314
U.S. Treasury Note, 4.125%, 5/15/15	United States	6,700,000		7,446,950
4.625%, 2/15/17	United States	600,000		686,016
4.75%, 8/15/17	United States	2,900,000		3,355,390
[n]Index Linked, 1.625%, 1/15/15	United States	4,338,347		4,585,429
[n]Index Linked, 2.00%, 1/15/16	United States	4,503,209		4,863,465
[n]Index Linked, 2.50%, 7/15/16	United States	5,936,968		6,614,619

Total U.S. Government and Agency Securities (Cost $42,782,522)				46,108,953

Foreign Government and Agency Securities 23.8%
[f]Arab Republic of Egypt, 144A, 5.75%, 4/29/20	Egypt	3,195,000		3,234,938
[h,o]Government of Argentina, senior bond, FRN, 0.389%, 8/03/12	Argentina	48,392,000		16,719,436
Government of Australia, TB123, 5.75%, 4/15/12	Australia	20,350,000	AUD	17,501,380
Government of Hungary, 6.25%, 1/29/20	Hungary	6,230,000		6,144,338
Government of Indonesia,
FR19, 14.25%, 6/15/13	Indonesia	35,480,000,000	IDR	4,627,595
FR20, 14.275%, 12/15/13	Indonesia	23,637,000,000	IDR	3,136,513
FR26, 11.00%, 10/15/14	Indonesia	1,800,000,000	IDR	222,745
FR34, 12.80%, 6/15/21	Indonesia	39,455,000,000	IDR	5,742,218
FR42, 10.25%, 7/15/27	Indonesia	28,000,000,000	IDR	3,251,492
FR44, 10.00%, 9/15/24	Indonesia	23,400,000,000	IDR	2,734,843
[f]senior bond, 144A, 6.625%, 2/17/37	Indonesia	330,000		347,266
[f]senior bond, 144A, 7.75%, 1/17/38	Indonesia	4,000,000		4,741,875
[f]senior bond, 144A, 8.50%, 10/12/35	Indonesia	360,000		456,621
Government of Israel, 2680, 7.00%, 4/29/11	Israel	12,235,000	ILS	3,275,973
Government of Malaysia, senior bond,
2.509%, 8/27/12	Malaysia	3,600,000	MYR	1,100,961
3.461%, 7/31/13	Malaysia	6,400,000	MYR	1,991,510
3.756%, 4/28/11	Malaysia	48,970,000	MYR	15,268,979
3.814%, 2/15/17	Malaysia	11,400,000	MYR	3,540,856
3.833%, 9/28/11	Malaysia	27,100,000	MYR	8,482,861
4.24%, 2/07/18	Malaysia	6,600,000	MYR	2,096,416
Government of Mexico,
M 10, 8.00%, 12/17/15	Mexico	350,000[p]	MXN	2,918,466
M 20, 10.00%, 12/05/24	Mexico	1,516,000[p]	MXN	14,639,394
Government of Norway, 6.00%, 5/16/11	Norway	159,570,000	NOK	25,287,124
Government of Poland, 4.25%, 5/24/11	Poland	1,230,000	PLN	362,821
4.75%, 4/25/12	Poland	38,300,000	PLN	11,322,925
5.75%, 4/25/14	Poland	8,010,000	PLN	2,402,792
5.75%, 9/23/22	Poland	19,100,000	PLN	5,512,042
6.25%, 10/24/15	Poland	9,100,000	PLN	2,777,438
senior note, 6.375%, 7/15/19	Poland	6,000,000		6,554,334

FSI-24

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Franklin Strategic Income Securities Fund	Country	Principal Amount [g]		Value
Foreign Government and Agency Securities (continued)
[f]Government of Russia, 144A, 7.50%, 3/31/30	Russia	18,580,320		$21,012,484
Government of South Africa,
6.875%, 5/27/19	South Africa	3,245,000		3,707,413
senior note, 5.875%, 5/30/22	South Africa	3,500,000		3,699,063
Government of Sri Lanka, A, 8.50%, 1/15/13	Sri Lanka	50,900,000	LKR	433,615
11.00%, 8/01/15	Sri Lanka	200,400,000	LKR	1,827,983
11.25%, 7/15/14	Sri Lanka	176,100,000	LKR	1,616,416
12.00%, 7/15/11	Sri Lanka	14,460,000	LKR	130,743
13.50%, 2/01/13	Sri Lanka	59,500,000	LKR	566,384
Government of Sweden, 5.25%, 3/15/11	Sweden	211,360,000	SEK	27,957,844
5.50%, 10/08/12	Sweden	13,990,000	SEK	1,957,376
Government of Venezuela, 10.75%, 9/19/13	Venezuela	7,830,000		6,925,635
[h,q]Reg S, FRN, 1.307%, 4/20/11	Venezuela	295,000		273,465
[q]senior bond, Reg S, 5.375%, 8/07/10	Venezuela	3,035,000		3,019,749
[f]Government of Vietnam, 144A, 6.75%, 1/29/20	Vietnam	4,500,000		4,645,446
Korea Development Bank, senior note, 8.00%, 1/23/14	South Korea	4,100,000		4,672,151
Korea Treasury Bond, 0475-1112, 4.75%, 12/10/11	South Korea	18,681,350,000	KRW	15,561,988
0525-1209, 5.25%, 9/10/12	South Korea	2,850,000,000	KRW	2,396,910
0525-1303, 5.25%, 3/10/13	South Korea	346,570,000	KRW	291,926
senior bond, 0400-1206, 4.00%, 6/10/12	South Korea	31,013,880,000	KRW	25,469,157
senior bond, 0550-1106, 5.50% 6/10/11	South Korea	3,511,820,000	KRW	2,933,893
New South Wales Treasury Corp., senior note, 5.50%, 3/01/17	Australia	3,540,000	AUD	2,998,247
Nota Do Tesouro Nacional, 10.00%, 1/01/12	Brazil	6,910[r]	BRL	3,718,382
10.00%, 1/01/14	Brazil	2,700[r]	BRL	1,402,140
10.00%, 1/01/17	Brazil	23,200[r]	BRL	11,622,214
[s]Index Linked, 6.00%, 5/15/15	Brazil	6,290[r]	BRL	6,542,642
[s]Index Linked, 6.00%, 5/15/45	Brazil	1,725[r]	BRL	1,771,374
Queensland Treasury Corp.,
11, 6.00%, 6/14/11	Australia	5,090,000	AUD	4,334,419
13, 6.00%, 8/14/13	Australia	600,000	AUD	520,479
17, 6.00%, 9/14/17	Australia	1,200,000	AUD	1,043,322
[f]144A, 7.125%, 9/18/17	Australia	740,000	NZD	552,578
Western Australia Treasury Corp., 5.50%, 7/17/12	Australia	2,350,000	AUD	2,004,799

Total Foreign Government and Agency Securities (Cost $335,881,898)				342,006,389

Municipal Bonds 3.1%
[j]Bay Area Toll Authority Toll Bridge Revenue, Build America Bonds,
Series S1, 7.043%, 4/01/50	United States	7,000,000		7,075,950
California State GO,
7.625%, 3/01/40	United States	2,400,000		2,595,528
Build America Bonds, Various Purpose, 7.55%, 4/01/39	United States	8,500,000		9,129,425
Refunding, 5.00%, 4/01/38	United States	10,000,000		9,510,100
Various Purpose, 6.00%, 4/01/38	United States	7,000,000		7,418,740
Various Purpose, Refunding, 5.25%, 3/01/38	United States	2,335,000		2,304,645
Clovis USD, GO, Capital Appreciation, Election of 2004, Series A, NATL RE, FGIC Insured, zero cpn.,
8/01/25	United States	2,500,000		1,103,700

FSI-25

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Franklin Strategic Income Securities Fund	Country	Principal Amount [g]		Value
Municipal Bonds (continued)
Clovis USD, GO, Capital Appreciation, Election of 2004, Series A, NATL RE, FGIC Insured, zero cpn., (continued)
8/01/26	United States	1,290,000		$533,557
8/01/27	United States	1,720,000		664,488
8/01/29	United States	1,720,000		579,193
[f]New York City IDA, 144A, 11.00%, 3/01/29	United States	600,000		703,842
New York City Municipal Water Finance Authority Water and Sewer Revenue, Build America Bonds, Second General, Refunding, Series EE, 6.491%, 6/15/42	United States	2,000,000		2,092,440
Poway USD, GO, Election of 2008, ID 07-1-A, zero cpn.,
8/01/27	United States	370,000		137,362
8/01/30	United States	370,000		108,647
8/01/32	United States	460,000		116,513
8/01/33	United States	245,000		57,666
San Mateo County Community College District GO, Election of 2001, Series C, NATL Insured, zero cpn.,
9/01/30	United States	585,000		184,819
3/01/31	United States	555,000		170,642

Total Municipal Bonds (Cost $42,325,961)				44,487,257

Total Investments before Short Term Investments (Cost $1,326,056,793)				1,359,466,356

Short Term Investments
Foreign Government and Agency Securities 2.1%
Bank of Negara Monetary Note, 10/15/10 - 1/27/11	Malaysia	10,375,000	MYR	3,166,391
[t]Egypt Treasury Bill, 8/03/10 - 4/12/11	Egypt	85,000,000	EGP	14,071,123
[t]Israel Treasury Bill, 10/06/10 - 4/06/11	Israel	47,100,000	ILS	11,968,687

Total Foreign Government and Agency Securities (Cost $30,286,115)				29,206,201

Total Investments before Money Market Funds (Cost $1,356,342,908)				1,388,672,557

		Shares
Money Market Funds (Cost $24,825,899) 1.7%
[a,u]Institutional Fiduciary Trust Money Market Portfolio, 0.00%	United States	24,825,899		24,825,899

Total Investments (Cost $1,381,168,807) 98.3%				1,413,498,456
Other Assets, less Liabilities 1.7%				24,664,232

Net Assets 100.0%				$1,438,162,688

FSI-26

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Franklin Strategic Income Securities Fund

aNon-income producing.

bSecurity has been deemed illiquid because it may not be able to be sold within seven days. At June 30, 2010, the aggregate value of these securities was $3,682,760, representing 0.26% of net assets.

cSee Note 9 regarding restricted securities.

dSee Note 12 regarding other considerations.

eRounds to less than 0.1% of net assets.

fSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2010, the aggregate value of these securities was $234,015,436, representing 16.27% of net assets.

gThe principal amount is stated in U.S. dollars unless otherwise indicated.

hThe coupon rate shown represents the rate at period end.

iSee Note 1(f) regarding senior floating rate interests.

jA portion or all of the security purchased on a when-issued, delayed delivery, or TBA basis. See Note 1(c).

kIncome may be received in additional securities and/or cash.

lSee Note 8 regarding defaulted securities.

mPerpetual security with no stated maturity date.

nPrincipal amount of security is adjusted for inflation. See Note 1(h).

oThe principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

pPrincipal amount is stated in 100 Mexican Peso Units.

qSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2010, the aggregate value of these securities was $3,293,214, representing 0.23% of net assets.

rPrincipal amount is stated in 1,000 Brazilian Real Units.

sRedemption price at maturity is adjusted for inflation. See Note 1(h).

tThe security is traded on a discount basis with no stated coupon rate.

uSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

FSI-27

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Franklin Strategic Income Securities Fund

At June 30, 2010, the Fund had the following forward exchange contracts outstanding. See Note 1(d).

Forward Exchange Contracts

Currency	Counterparty	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
New Zealand Dollar	DBAB	Sell	9,750,548	6,000,000		7/06/10	$—	$(684,064)
New Zealand Dollar	DBAB	Buy	9,750,548	6,797,012		7/06/10	—	(112,948)
New Zealand Dollar	DBAB	Buy	979,356	714,930		7/30/10	—	(44,722)
New Zealand Dollar	DBAB	Sell	979,356	630,215		7/30/10	—	(39,992)
New Zealand Dollar	DBAB	Sell	975,630	626,696		8/03/10	—	(40,750)
New Zealand Dollar	DBAB	Buy	975,630	688,697		8/03/10	—	(21,251)
New Zealand Dollar	BZWS	Buy	381,918	277,502		8/03/10	—	(16,225)
New Zealand Dollar	BZWS	Sell	381,918	245,192		8/03/10	—	(16,086)
New Zealand Dollar	DBAB	Buy	386,535	282,054		8/04/10	—	(17,640)
New Zealand Dollar	DBAB	Sell	386,535	246,957		8/04/10	—	(17,457)
New Zealand Dollar	BZWS	Sell	352,796	226,495		8/04/10	—	(14,840)
New Zealand Dollar	HSBC	Buy	10,696,000	7,799,523		8/05/10	—	(483,361)
New Zealand Dollar	HSBC	Sell	10,696,000	6,918,173		8/05/10	—	(397,989)
New Zealand Dollar	CITI	Buy	968,880	694,203		8/05/10	—	(31,480)
New Zealand Dollar	CITI	Sell	968,880	632,703		8/05/10	—	(30,020)
New Zealand Dollar	DBAB	Sell	526,935	343,456		8/05/10	—	(16,972)
New Zealand Dollar	DBAB	Buy	526,935	377,391		8/05/10	—	(16,962)
Indonesian Rupiah	HSBC	Buy	41,320,000,000	4,000,000		8/06/10	532,367	—
New Zealand Dollar	CITI	Sell	695,629	454,604		8/06/10	—	(21,175)
New Zealand Dollar	FBCO	Sell	347,171	226,095		8/06/10	—	(11,354)
New Zealand Dollar	FBCO	Buy	347,171	240,416		8/06/10	—	(2,967)
New Zealand Dollar	CITI	Buy	65,000	46,569		8/06/10	—	(2,112)
New Zealand Dollar	DBAB	Buy	689,485	493,671		8/09/10	—	(22,207)
New Zealand Dollar	FBCO	Buy	678,558	483,473		8/09/10	—	(19,480)
New Zealand Dollar	CITI	Sell	686,387	451,272		8/09/10	—	(18,074)
New Zealand Dollar	DBAB	Sell	689,485	453,543		8/09/10	—	(17,921)
New Zealand Dollar	FBCO	Sell	678,558	447,136		8/09/10	—	(16,857)
New Zealand Dollar	CITI	Buy	686,387	474,122		8/09/10	—	(4,776)
New Zealand Dollar	FBCO	Buy	679,748	484,219		8/11/10	—	(19,486)
New Zealand Dollar	FBCO	Sell	679,748	451,441		8/11/10	—	(13,292)
New Zealand Dollar	DBAB	Sell	3,696,487	2,408,776		8/12/10	—	(118,251)
New Zealand Dollar	DBAB	Buy	3,696,487	2,608,241		8/12/10	—	(81,214)
New Zealand Dollar	DBAB	Sell	1,940,000	1,259,254		8/13/10	—	(66,882)
New Zealand Dollar	DBAB	Buy	1,940,000	1,368,767		8/13/10	—	(42,631)
New Zealand Dollar	DBAB	Sell	2,046,000	1,350,565		8/16/10	—	(47,698)
New Zealand Dollar	DBAB	Buy	2,046,000	1,443,248		8/16/10	—	(44,986)
Brazilian Real	DBAB	Buy	231,000	11,218,977	JPY	8/17/10	—	(550)
Japanese Yen	UBSW	Sell	32,055,000	337,933		8/17/10	—	(24,926)
New Israeli Shekel	CITI	Buy	2,500,000	659,735		8/17/10	—	(16,708)
Brazilian Real	DBAB	Buy	171,000	8,233,650	JPY	8/18/10	374	—
Chilean Peso	JPHQ	Buy	1,543,470,600	2,820,000		8/18/10	8,095	—
Japanese Yen	JPHQ	Sell	15,928,000	168,961		8/18/10	—	(11,345)
Brazilian Real	DBAB	Buy	256,000	12,033,536	JPY	8/19/10	3,835	—
Chilean Peso	JPHQ	Buy	509,866,000	922,000		8/19/10	12,220	—
Japanese Yen	HSBC	Sell	15,854,000	168,516		8/19/10	—	(10,956)
New Israeli Shekel	CITI	Buy	2,501,000	658,896		8/19/10	—	(15,612)
New Israeli Shekel	DBAB	Buy	250,000	65,859		8/19/10	—	(1,556)
Euro	UBSW	Sell	1,750,000	2,466,888		8/20/10	325,780	—
Euro	BZWS	Sell	2,124,000	3,001,318		8/20/10	402,626	—

FSI-28

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Franklin Strategic Income Securities Fund

Forward Exchange Contracts (continued)

Currency	Counterparty	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Japanese Yen	DBAB	Sell	15,915,000	168,523		8/20/10	$—	$(11,642)
Japanese Yen	BZWS	Sell	15,895,000	168,776		8/20/10	—	(11,163)
New Israeli Shekel	CITI	Buy	959,500	251,040		8/20/10	—	(4,247)
Euro	UBSW	Sell	1,750,000	2,475,305		8/23/10	334,158	—
Japanese Yen	CITI	Sell	31,757,000	337,544		8/23/10	—	(21,979)
Japanese Yen	FBCO	Sell	31,524,000	337,543		8/23/10	—	(19,342)
New Israeli Shekel	CITI	Buy	1,637,500	429,429		8/23/10	—	(8,249)
Japanese Yen	JPHQ	Sell	31,689,000	337,539		8/24/10	—	(21,220)
Japanese Yen	BZWS	Sell	31,584,000	337,544		8/24/10	—	(20,026)
New Zealand Dollar	FBCO	Sell	1,598,800	1,054,217		8/24/10	—	(37,731)
New Zealand Dollar	FBCO	Buy	1,520,000	1,051,232		8/24/10	—	(13,103)
Japanese Yen	DBAB	Sell	15,708,000	168,776		8/25/10	—	(9,061)
New Zealand Dollar	DBAB	Buy	1,591,000	1,137,883		8/27/10	—	(51,521)
New Zealand Dollar	DBAB	Sell	1,591,000	1,063,584		8/27/10	—	(22,779)
Brazilian Real	DBAB	Buy	171,000	7,989,633	JPY	8/31/10	2,797	—
Euro	DBAB	Sell	1,390,000	1,993,260		9/01/10	292,482	—
Japanese Yen	JPHQ	Sell	15,743,000	168,771		9/01/10	—	(9,486)
Mexican Peso	DBAB	Sell	26,215,919	1,880,491		9/01/10	—	(132,487)
Brazilian Real	DBAB	Buy	256,000	11,836,672	JPY	9/02/10	5,520	—
Japanese Yen	HSBC	Sell	15,578,000	168,770		9/02/10	—	(7,621)
Euro	BZWS	Sell	2,785,000	3,966,954		9/07/10	559,148	—
Japanese Yen	HSBC	Sell	23,462,000	253,156		9/09/10	—	(12,543)
Japanese Yen	HSBC	Sell	23,382,000	253,162		9/10/10	—	(11,637)
Japanese Yen	DBAB	Sell	19,230,000	209,486		9/10/10	—	(8,291)
Japanese Yen	UBSW	Sell	15,974,000	174,572		9/13/10	—	(6,342)
Brazilian Real	DBAB	Buy	384,000	17,904,883	JPY	9/15/10	5,847	—
Japanese Yen	UBSW	Sell	18,929,000	209,482		9/15/10	—	(4,907)
Japanese Yen	HSBC	Sell	12,709,000	139,656		9/15/10	—	(4,286)
Japanese Yen	BZWS	Sell	12,568,000	139,652		9/15/10	—	(2,693)
Japanese Yen	HSBC	Sell	18,851,000	209,479		9/16/10	—	(4,031)
Japanese Yen	DBAB	Sell	6,319,000	69,823		9/16/10	—	(1,747)
Japanese Yen	DBAB	Sell	634,550,000	7,000,000		9/17/10	—	(187,177)
United States Dollar	UBSW	Buy	3,000,000	2,044,850	EUR	9/20/10	497,654	—
Japanese Yen	JPHQ	Sell	12,639,000	139,657		9/21/10	—	(3,508)
Japanese Yen	HSBC	Sell	6,266,000	69,824		9/21/10	—	(1,153)
Japanese Yen	JPHQ	Sell	3,050,000	33,704		9/24/10	—	(847)
Japanese Yen	JPHQ	Sell	302,000	3,356		9/27/10	—	(65)
Euro	UBSW	Sell	2,850,000	4,164,990		10/04/10	677,072	—
Philippine Peso	DBAB	Buy	21,010,000	435,477		10/04/10	11,891	—
Philippine Peso	HSBC	Buy	16,853,000	348,382		10/04/10	10,470	—
Philippine Peso	DBAB	Buy	25,119,000	522,561		10/05/10	12,250	—
Philippine Peso	HSBC	Buy	25,126,000	522,580		10/05/10	12,380	—
Philippine Peso	JPHQ	Buy	6,636,000	139,353		10/06/10	1,922	—
Philippine Peso	DBAB	Buy	20,621,000	435,483		10/07/10	3,480	—
Euro	BZWS	Sell	2,749,000	4,047,903		10/08/10	683,523	—
Philippine Peso	JPHQ	Buy	8,232,000	174,182		10/08/10	1,038	—
Philippine Peso	CITI	Buy	8,254,000	174,194		10/08/10	1,494	—
Philippine Peso	DBAB	Buy	16,501,000	348,387		10/08/10	2,840	—
Philippine Peso	HSBC	Buy	16,532,000	348,383		10/08/10	3,504	—
Philippine Peso	DBAB	Buy	4,913,000	104,510		10/12/10	26	—
Philippine Peso	JPHQ	Buy	18,311,000	391,264		10/13/10	—	(1,691)

FSI-29

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Franklin Strategic Income Securities Fund

Forward Exchange Contracts (continued)

Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Philippine Peso	HSBC	Buy	8,192,000	174,187	10/13/10	$101	$—
Euro	DBAB	Sell	2,030,000	3,019,016	10/19/10	534,449	—
Japanese Yen	DBAB	Sell	722,080,000	8,000,000	10/19/10	—	(184,102)
Philippine Peso	JPHQ	Buy	237,550,000	5,000,000	10/22/10	49,754	—
Chinese Yuan	HSBC	Buy	4,344,052	659,809	10/25/10	—	(17,609)
Japanese Yen	JPHQ	Sell	270,990,000	3,000,000	10/25/10	—	(71,823)
Chinese Yuan	HSBC	Buy	7,365,718	1,115,646	10/26/10	—	(26,693)
Euro	BZWS	Sell	1,993,000	2,981,727	10/26/10	542,359	—
Chinese Yuan	HSBC	Buy	4,405,928	666,001	10/27/10	—	(14,598)
Euro	UBSW	Sell	2,679,000	4,011,936	10/27/10	732,909	—
Chinese Yuan	HSBC	Buy	73,370,000	11,000,000	10/29/10	—	(151,554)
Japanese Yen	JPHQ	Sell	360,360,000	4,000,000	11/02/10	—	(85,599)
Euro	UBSW	Sell	1,480,440	2,200,733	11/17/10	388,519	—
Philippine Peso	JPHQ	Buy	191,280,000	4,000,000	11/26/10	53,045	—
Euro	DBAB	Buy	4,460,000	5,974,616	11/29/10	—	(514,772)
Euro	DBAB	Sell	5,029,668	7,496,720	11/29/10	1,339,500	—
Japanese Yen	BOFA	Sell	620,288,000	7,000,006	11/29/10	—	(36,710)
Euro	UBSW	Sell	3,920,000	5,857,852	12/02/10	1,058,992	—
Japanese Yen	BZWS	Sell	257,790,000	3,000,000	12/02/10	75,367	—
Mexican Peso	CITI	Sell	3,870,000	284,957	12/02/10	—	(9,158)
Japanese Yen	UBSW	Sell	351,760,000	4,000,000	12/10/10	8,574	—
Euro	UBSW	Sell	3,400,000	4,988,922	12/13/10	826,412	—
British Pound	DBAB	Sell	600,000	971,700	12/15/10	75,120	—
Euro	DBAB	Sell	486,875	709,815	12/15/10	113,744	—
Euro	CITI	Sell	3,868,000	5,655,635	12/16/10	920,095	—
Euro	UBSW	Sell	2,137,312	3,097,286	12/17/10	480,591	—
Philippine Peso	HSBC	Buy	142,980,000	3,000,000	12/28/10	20,706	—
Japanese Yen	HSBC	Sell	183,560,000	2,000,000	1/07/11	—	(84,145)
Chilean Peso	DBAB	Buy	2,449,000,000	5,000,000	1/10/11	—	(528,474)
Euro	UBSW	Sell	4,890,000	7,027,664	1/10/11	1,040,165	—
Indian Rupee	HSBC	Buy	139,650,000	3,000,000	1/10/11	—	(49,447)
Euro	DBAB	Sell	2,187,000	3,124,130	1/12/11	446,259	—
Euro	BZWS	Sell	1,691,484	2,434,046	1/12/11	362,909	—
Euro	JPHQ	Sell	1,802,953	2,609,820	1/13/11	402,185	—
Japanese Yen	BZWS	Sell	460,675,000	5,000,000	1/13/11	—	(231,213)
Philippine Peso	JPHQ	Buy	35,843,000	770,705	1/13/11	—	(14,559)
Philippine Peso	HSBC	Buy	5,750,000	122,942	1/14/11	—	(1,651)
Euro	BZWS	Sell	2,912,410	4,177,415	1/19/11	611,197	—
Japanese Yen	DBAB	Sell	271,680,000	3,000,000	1/19/11	—	(85,484)
Euro	BZWS	Sell	1,007,118	1,420,610	1/26/11	187,363	—
Euro	DBAB	Sell	3,157,264	4,457,899	1/27/11	591,711	—
Euro	DBAB	Sell	3,014,151	4,199,617	2/04/11	508,534	—
Chilean Peso	DBAB	Buy	725,000,000	1,345,083	2/08/11	—	(22,776)
Chilean Peso	JPHQ	Buy	482,900,000	896,734	2/08/11	—	(15,985)
Chilean Peso	BZWS	Buy	486,100,000	896,781	2/08/11	—	(10,196)
Indian Rupee	HSBC	Buy	186,760,000	4,000,086	2/08/11	—	(61,958)
Chilean Peso	BZWS	Buy	1,001,200,000	1,865,300	2/09/11	—	(39,308)
Euro	UBSW	Sell	2,151,000	2,944,719	2/11/11	310,549	—
Euro	DBAB	Sell	1,250,438	1,706,597	2/16/11	175,242	—
Euro	UBSW	Sell	3,690,000	4,985,375	3/01/11	466,114	—
Japanese Yen	JPHQ	Sell	85,800,000	960,290	3/01/11	—	(15,033)

FSI-30

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited)

Franklin Strategic Income Securities Fund

Forward Exchange Contracts (continued)

Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Japanese Yen	HSBC	Sell	85,800,000	960,839	3/01/11	$—	$(14,485)
Japanese Yen	UBSW	Sell	95,700,000	1,075,789	3/01/11	—	(12,072)
Indian Rupee	DBAB	Buy	20,841,000	459,205	4/11/11	—	(21,575)
Indian Rupee	DBAB	Buy	44,691,000	984,600	4/12/11	—	(46,220)
Indian Rupee	JPHQ	Buy	30,019,000	663,257	4/13/11	—	(32,987)
Indian Rupee	JPHQ	Buy	29,466,000	651,038	4/15/11	—	(32,462)
Indian Rupee	JPHQ	Buy	14,719,000	323,850	4/19/11	—	(14,938)
Indian Rupee	DBAB	Buy	10,360,000	228,194	4/19/11	—	(10,765)
Euro	DBAB	Sell	3,362,808	4,461,815	4/21/11	341,988	—
Chilean Peso	MSCO	Buy	220,380,000	419,564	4/25/11	—	(19,054)
Indian Rupee	DBAB	Buy	20,931,000	462,155	4/26/11	—	(23,074)
Chilean Peso	JPHQ	Buy	234,301,000	446,075	4/27/11	—	(20,319)
Indian Rupee	JPHQ	Buy	2,986,000	65,887	4/27/11	—	(3,252)
Chilean Peso	CITI	Buy	377,668,000	723,502	4/28/11	—	(37,272)
Indian Rupee	JPHQ	Buy	14,815,000	326,898	4/28/11	—	(16,156)
Indian Rupee	JPHQ	Buy	14,829,000	327,351	4/29/11	—	(16,337)
Chilean Peso	DBAB	Buy	1,554,000,000	3,000,000	5/04/11	—	(177,414)
Euro	DBAB	Sell	3,010,000	3,997,581	5/04/11	309,624	—
Philippine Peso	JPHQ	Buy	91,360,000	2,000,000	5/04/11	—	(91,101)
Euro	DBAB	Sell	100,000	126,466	5/10/11	3,937	—
Euro	DBAB	Sell	683,564	841,331	5/20/11	3,703	—
Indian Rupee	DBAB	Buy	28,359,000	596,780	6/01/11	—	(3,297)
Indian Rupee	HSBC	Buy	5,001,000	104,821	6/03/11	—	(176)
Indian Rupee	HSBC	Buy	27,770,000	576,022	6/03/11	5,058	—
Indian Rupee	DBAB	Buy	20,889,000	432,127	6/07/11	4,854	—
Indian Rupee	HSBC	Buy	5,576,000	117,069	6/08/11	—	(431)
Indian Rupee	DBAB	Buy	5,655,000	117,641	6/10/11	634	—
Indian Rupee	HSBC	Buy	14,080,000	292,955	6/13/11	1,470	—
Indian Rupee	DBAB	Buy	14,156,000	296,958	6/16/11	—	(1,003)
Indian Rupee	DBAB	Buy	12,894,000	270,825	6/20/11	—	(1,326)
Euro	DBAB	Sell	1,768,675	2,164,858	6/27/11	—	(3,064)
Euro	UBSW	Sell	4,274,000	5,266,936	6/29/11	28,074	—
Euro	DBAB	Sell	1,245,890	1,542,411	6/29/11	15,261	—

Unrealized appreciation (depreciation)						17,441,861	(6,179,977)

Net unrealized appreciation (depreciation)						$11,261,884

*In U.S. dollars unless otherwise indicated.

See Abbreviations on page FSI-45.

The accompanying notes are an integral part of these financial statements.

FSI-31

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2010 (unaudited)

Franklin Strategic Income Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$1,356,342,908
Cost - Sweep Money Fund (Note 7)	24,825,899

Total cost of investments	$1,381,168,807

Value - Unaffiliated issuers	$1,388,672,557
Value - Sweep Money Fund (Note 7)	24,825,899

Total value of investments	1,413,498,456
Cash	1,479,505
Foreign currency, at value (cost $506,194)	501,209
Receivables:
Investment securities sold	12,789,778
Capital shares sold	1,845,016
Interest	17,681,121
Due from brokers	660,000
Unrealized appreciation on forward exchange contracts	17,441,861
Unrealized appreciation on unfunded loan commitments (Note 10)	10,354
Other assets	2,366

Total assets	1,465,909,666

Liabilities:
Payables:
Investment securities purchased	20,204,625
Capital shares redeemed	402,632
Affiliates	774,241
Unrealized depreciation on forward exchange contracts	6,179,977
Accrued expenses and other liabilities	185,503

Total liabilities	27,746,978

Net assets, at value	$1,438,162,688

Net assets consist of:
Paid-in capital	$1,409,123,946
Undistributed net investment income	37,980,998
Net unrealized appreciation (depreciation)	43,478,074
Accumulated net realized gain (loss)	(52,420,330)

Net assets, at value	$1,438,162,688

The accompanying notes are an integral part of these financial statements.

FSI-32

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued)

June 30, 2010 (unaudited)

Franklin Strategic Income Securities Fund
Class 1:
Net assets, at value	$1,178,352,474

Shares outstanding	97,122,817

Net asset value and maximum offering price per share	$12.13

Class 2:
Net assets, at value	$80,815,434

Shares outstanding	6,793,213

Net asset value and maximum offering price per share	$11.90

Class 4:
Net assets, at value	$178,994,780

Shares outstanding	14,852,569

Net asset value and maximum offering price per share	$12.05

The accompanying notes are an integral part of these financial statements.

FSI-33

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2010 (unaudited)

Franklin Strategic Income Securities Fund
Investment income:
Dividends	$58,555
Interest	45,655,084

Total investment income	45,713,639

Expenses:
Management fees (Note 3a)	2,450,206
Administrative fees (Note 3b)	1,429,487
Distribution fees: (Note 3c)
Class 2	94,759
Class 4	302,538
Unaffiliated transfer agent fees	484
Custodian fees (Note 4)	85,352
Reports to shareholders	69,520
Professional fees	66,004
Trustees’ fees and expenses	5,676
Other	42,403

Total expenses	4,546,429
Expense reductions (Note 4)	(902)

Net expenses	4,545,527

Net investment income	41,168,112

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	20,977,236
Foreign currency transactions	337,469

Net realized gain (loss)	21,314,705

Net change in unrealized appreciation (depreciation) on:
Investments	(20,048,720)
Translation of other assets and liabilities denominated in foreign currencies	11,538,236

Net change in unrealized appreciation (depreciation)	(8,510,484)

Net realized and unrealized gain (loss)	12,804,221

Net increase (decrease) in net assets resulting from operations	$53,972,333

The accompanying notes are an integral part of these financial statements.

FSI-34

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Strategic Income Securities Fund
	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31, 2009

Increase (decrease) in net assets:
Operations:
Net investment income	$41,168,112	$73,041,521
Net realized gain (loss) from investments and foreign currency transactions	21,314,705	(1,836,787)
Net change in unrealized appreciation (depreciation) on investments and translation of other assets and liabilities denominated in foreign currencies	(8,510,484)	204,099,469

Net increase (decrease) in net assets resulting from operations	53,972,333	275,304,203

Distributions to shareholders from:
Net investment income and net foreign currency gains:
Class 1	(57,255,268)	(82,420,054)
Class 2	(3,841,288)	(3,695,069)
Class 4	(8,302,315)	(8,181,980)

Total distributions to shareholders	(69,398,871)	(94,297,103)

Capital share transactions: (Note 2)
Class 1	17,167,495	112,467,004
Class 2	13,704,747	27,727,705
Class 4	19,090,375	86,145,347

Total capital share transactions	49,962,617	226,340,056

Net increase (decrease) in net assets	34,536,079	407,347,156
Net assets:
Beginning of period	1,403,626,609	996,279,453

End of period	$1,438,162,688	$1,403,626,609

Undistributed net investment income included in net assets:
End of period	$37,980,998	$66,211,757

The accompanying notes are an integral part of these financial statements.

FSI-35

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Franklin Strategic Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-one separate funds. The Franklin Strategic Income Securities Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. At June 30, 2010, 95.53% of the Fund’s shares were held through one insurance company. The Fund offers three classes of shares: Class 1, Class 2 and Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity and derivative financial instruments securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Certain derivative financial instruments trade in the over-the-counter market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

FSI-36

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Strategic Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a When-Issued, Delayed Delivery, and TBA Basis

The Fund may purchase securities on a when-issued, delayed delivery, and to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Derivative Financial Instruments

The Fund may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

The Fund generally enters into forward exchange contracts in order to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash received may be invested according to the Fund’s investment objectives.

See Note 11 regarding other derivative information.

e. Mortgage Dollar Rolls

The Fund may enter into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are

FSI-37

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Strategic Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

e. Mortgage Dollar Rolls (continued)

realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

f. Senior Floating Rate Interests

Senior secured corporate loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale.

g. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains. As a result, no provision for federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. As of June 30, 2010, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination by such taxing authorities, which in the case of the U.S. is three years after the filing of a fund’s tax return.

h. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds provide an inflation hedge through periodic increases or decreases in the security’s interest accruals and principal redemption value, by amounts corresponding to the current rate of inflation. Any such adjustments, including adjustments to principal redemption value, are recorded as interest income.

FSI-38

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Strategic Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

i. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

j. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2010, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2010		Year Ended December 31, 2009
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	2,436,723	$30,733,615	9,412,738	$106,695,495
Shares issued in reinvestment of distributions	4,747,535	57,255,268	7,520,078	82,420,054
Shares redeemed	(5,601,139)	(70,821,388)	(6,784,394)	(76,648,545)

Net increase (decrease)	1,583,119	$17,167,495	10,148,422	$112,467,004

Class 2 Shares:
Shares sold	1,514,524	$18,651,054	2,996,388	$33,743,716
Shares issued in reinvestment of distributions	324,982	3,841,288	343,408	3,695,069
Shares redeemed	(709,391)	(8,787,595)	(862,128)	(9,711,080)

Net increase (decrease)	1,130,115	$13,704,747	2,477,668	$27,727,705

Class 4 Shares:
Shares sold	1,336,823	$16,626,574	7,159,387	$81,195,127
Shares issued on reinvestment of distributions	693,015	8,302,315	750,640	8,181,980
Shares redeemed	(464,775)	(5,838,514)	(291,537)	(3,231,760)

Net increase (decrease)	1,565,063	$19,090,375	7,618,490	$86,145,347

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

FSI-39

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Strategic Income Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.425%	Up to and including $500 million
0.325%	over $500 million, up to and including $1 billion
0.280%	over $1 billion, up to and including $1.5 billion
0.235%	over $1.5 billion, up to and including $6.5 billion
0.215%	over $6.5 billion, up to and including $11.5 billion
0.200%	over $11.5 billion, up to and including $16.5 billion
0.190%	over $16.5 billion, up to and including $19 billion
0.180%	over $19 billion, up to and including $21.5 billion
0.170%	In excess of $21.5 billion

b. Administrative Fees

The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.

c. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.25% and 0.35% per year of its average daily net assets of Class 2 and Class 4, respectively.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2010, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2009, the capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:
2016	$40,547,914
2017	32,675,865

$73,223,779

FSI-40

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Strategic Income Securities Fund

5. INCOME TAXES (continued)

At June 30, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$1,385,603,585

Unrealized appreciation	$66,625,585
Unrealized depreciation	(38,730,714)

Net unrealized appreciation (depreciation)	$27,894,871

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities, foreign currency transactions, mortgage dollar rolls, paydown losses, payments-in-kind, bond discounts and premiums, and inflation related adjustments on foreign securities.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, mortgage dollar rolls, paydown losses, payments-in-kind, bond discounts and premiums, and inflation related adjustments on foreign securities.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2010, aggregated $373,415,999 and $368,990,775, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Pursuant to a SEC exemptive order specific to the Fund’s investment in the Sweep Money Fund, management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CREDIT RISK AND DEFAULTED SECURITIES

At June 30, 2010, the Fund had 48.14% of its portfolio invested in high yield, senior secured floating rate notes, or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At June 30, 2010, the aggregate value of these securities was $8,537,107, representing 0.59% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified on the accompanying Statement of Investments.

9. RESTRICTED SECURITIES

The Fund may invest in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

FSI-41

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Strategic Income Securities Fund

9. RESTRICTED SECURITIES (continued)

At June 30, 2010, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

Principal Amount/ Shares	Issuer	Acquisition Dates	Cost	Value
1,901,448	[a]Turtle Bay Resort	8/18/08 - 6/03/09	$2,042,976	$1,901,448

	Total Restricted Securities (0.13% of Net Assets)

aThe Fund also invests in unrestricted securities of the issuer, valued at $4,827,481 as of June 30, 2010.

10. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Funded portions of credit agreements are presented on the Statement of Investments.

At June 30, 2010, unfunded commitment was as follows:

Borrower	Unfunded Commitment
EnviroSolutions Real Property Holdings Inc., DIP Revolver, FRN, 6.50%, 11/09/10	$703,908

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and Statement of Operations.

11. OTHER DERIVATIVE INFORMATION

At June 30, 2010, the Fund has invested in derivative contracts which are reflected on the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value Amount	Statement of Assets and Liabilities Location	Fair Value Amount
Foreign exchange contracts	Unrealized appreciation on forward exchange contracts	$17,441,861	Unrealized depreciation on forward exchange contracts	$6,179,977

FSI-42

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Strategic Income Securities Fund

11. OTHER DERIVATIVE INFORMATION (continued)

For the period ended June 30, 2010, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Locations	Realized Gain (Loss) for the Period	Change in Unrealized Appreciation (Depreciation) for the Period	Average Amount Outstanding During the Period[a]
Foreign exchange contracts	Net realized gain (loss) from foreign currency transactions/Net change in unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies	$755,782	$11,696,206	282,611,420

aRepresents the average notional amount for derivative contracts outstanding during the period. For derivative contracts denominated in foreign currencies, notional amounts are converted into U.S. dollars.

See Note 1(d) regarding derivative financial instruments.

12. OTHER CONSIDERATIONS

For Turtle Bay, officers, directors or employees of the Fund’s Investment Manager, may serve from time to time as members of boards of directors of companies in which the funds invest. Such participation may result in the possession by the Investment Manager of material nonpublic information which, pursuant to the Fund’s policies and the requirements of applicable securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.

For Radio One, officers, directors or employees of the Fund’s Investment Manager may have discussions or enter into agreements with issuers, underwriters or creditors’ committees which, pursuant to the Fund’s policies and requirements of applicable securities laws, could prevent the Fund from trading in the securities of such company for limited or extended periods of time.

13. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively “Borrowers”), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 21, 2011. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.10% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended June 30, 2010, the Fund did not use the Global Credit Facility.

FSI-43

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Strategic Income Securities Fund

14. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of June 30, 2010, in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3		Total

Assets:
Investments in Securities
Equity Investments[a]
Banks	$23,800	$23,538	$—		$47,338
Consumer Services	—	—	1,901,448		1,901,448
Diversified Financials	—	624,984	—		624,984
Other Equity Investments[b]	1,023,197	—	—	[c]	1,023,197
Senior Floating Rate Interests	—	204,575,565	3,682,760		208,258,325
Corporate Bonds	—	566,479,180	—		566,479,180
Asset-Backed Securities and Commercial Mortgage-Backed Securities	—	93,480,816	—		93,480,816
Mortgage-Backed Securities	—	55,048,469	—		55,048,469
U.S. Government and Agency Securities	—	46,108,953	—		46,108,953
Foreign Government and Agency Securities	—	342,006,389	—		342,006,389
Municipal Bonds	—	44,487,257	—		44,487,257
Short Term Investments	24,825,899	29,206,201	—		54,032,100

Total Investments in Securities	$25,872,896	$1,382,041,352	$5,584,208	[c]	$1,413,498,456

Forward Exchange Contracts	—	17,441,861	—		17,441,861
Unfunded Loan Commitments	—	10,354	—		10,354
Liabilities:
Forward Exchange Contracts	—	6,179,977	—		6,179,977

aIncludes common, preferred and convertible preferred stock.

bFor detailed industry descriptions, see the accompanying statement of investments.

cIncludes securities determined to have no value at June 30, 2010.

FSI-44

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Strategic Income Securities Fund

14. FAIR VALUE MEASUREMENTS (continued)

At June 30, 2010, the reconciliation of assets in which significant unobservable inputs (Level 3) was used in determining fair value, is as follows:

	Balance at Beginning of Period	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Transfer In (Out of) Level 3	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End

Assets
Equity Investments
Consumer Services	$—	$—	$(141,528)	$2,042,976	$—	$1,901,448	$(141,528)
Senior Floating Rate Interests	—	—	317,200	3,365,560	—	3,682,760	317,200

Total	$—	$—	$175,672	$5,408,536	$—	$5,584,208	$175,672

15. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS
Counterparty	Currency	Selected Portfolio
BOFA - Bank of America N.A	AUD - Australian Dollar	CDO - Collateralized Debt Obligation
BZWS - Barclays Bank PLC	BRL - Brazilian Real	CLO - Collateralized Loan Obligation
CITI - Citibank N.A.	EGP - Egyptian Pound	FGIC - Financial Guaranty Insurance Co.
DBAB - Deutsche Bank AG	EUR - Euro	FRN - Floating Rate Note
FBCO - Credit Suisse International	GBP - British Pound	GO - General Obligation
HSBC - HSBC Bank USA	IDR - Indonesian Rupiah	ID - Improvement District
JPHQ - JPMorgan Chase Bank, N.A.	ILS - New Israeli Shekel	IDA - Industrial Development Authority/Agency
MSCO - Morgan Stanley and Co., Inc.	JPY - Japanese Yen	L/C - Letter of Credit
UBSW - UBS AG	KRW - South Korean Won	NATL - National Public Financial Guarantee Corp.
	LKR - Sri Lankan Rupee	NATL RE - National Public Financial Guarantee Corp. Reinsured
MXN - Mexican Peso
	MYR - Malaysian Ringgit	PIK - Payment-In-Kind
	NOK - Norwegian Krone	SF - Single Family
	NZD - New Zealand Dollar	USD - Unified/Union School District
PLN - Polish Zloty
SEK - Swedish Krona

FSI-45

FRANKLIN  TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND

This semiannual report for Franklin Templeton VIP Founding Funds Allocation Fund covers the period ended June 30, 2010.

Performance Summary as of 6/30/10

Franklin Templeton VIP Founding Funds Allocation Fund – Class 2 had a -5.31% total return for the six-month period ended 6/30/10.

Performance reflects the Fund’s Class 2 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin Templeton VIP Founding Funds Allocation Fund – Class 2

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

FFA-1

Fund Goals and Main Investments: Franklin Templeton VIP Founding Funds Allocation Fund seeks capital appreciation, with income as a secondary goal. The Fund normally invests equal portions in Class 1 shares of Franklin Income Securities Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund performed better than the Standard & Poor’s 500 Index’s (S&P 500’s) -6.65% total return and the MSCI World Index’s -9.56% total return for the same period.1

Economic and Market Overview

During the six-month period ended June 30, 2010, the U.S. economy showed some signs of improvement. In 2010’s first and second quarters, U.S. gross domestic product growth rose at annualized rates of 3.7% and an estimated 2.4% as manufacturing and exports generally improved and consumer spending increased. Corporate profits largely surpassed consensus estimates during the period, and businesses began restocking inventories depleted during the recession. However, challenges remained as mixed economic data, elevated debt concerns surrounding the U.S. budget deficit and a lack of job prospects for the unemployed hindered the economy’s advance. During much of the period, home prices rose in most regions due to low interest rates, a first-time homebuyer tax credit program, and prices dipping to levels that lured buyers. Later in the period, home sales stalled as the homebuyer tax credit program ended, and the housing sector overall remained weak as the pace of home sales and housing starts failed to gain traction.

As signs emerged of a demand-led recovery in the period’s first half, oil prices rose from $79 per barrel at the end of December 2009 to a period high of nearly $87 in early April. When mixed economic data began to indicate a slow recovery, oil prices drifted down as low as $66 in late May and ended the period at $76. The June 2010 inflation rate was an annualized 1.1%.2 Core inflation, which excludes food and energy costs, rose at a 0.9% annualized rate.2

1. Source: © 2010 Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Source: Bureau of Labor Statistics.

Fund Risks: Because the Fund invests in underlying funds that may engage in a variety of investment strategies involving certain risks, this Fund may be subject to those same risks. Investments in stocks may offer the potential for long-term gains but can be subject to short-term price fluctuations. Because the underlying funds invest in bonds and other debt obligations, the Fund’s share price and yield will be affected by interest rate movements. Bond prices generally move in the opposite direction from interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. High yield, lower rated (junk) bonds generally have greater price swings and higher default risks than investment-grade bonds. Foreign investing, especially in emerging markets, involves additional risks, including currency fluctuations, economic instability, market volatility, and political and social instability. Smaller and midsize company securities can increase the risk of greater price fluctuations, particularly over the short term. Underlying funds may use certain derivative instruments which may be volatile and illiquid, may give rise to leverage and may involve a small investment relative to the risk assumed. These and other risks are described more fully in the Fund’s and underlying funds’ prospectuses.

FFA-2

Given few inflationary pressures and uncertainty surrounding the economic recovery, the Federal Open Market Committee announced it intended to hold the federal funds target rate in the 0% to 0.25% range “for an extended period” as it laid the groundwork for an eventual tightening of monetary policy. As some U.S. economic data improved in early 2010, the Federal Reserve Board began withdrawing some of the extraordinary support policies it had provided in response to the 2008 financial crisis.

The International Monetary Fund raised its global economic growth estimates and global manufacturing continued to expand for most of the reporting period; however, economic indicators were mixed. Corporate fundamentals remained strong, and the majority of earnings announcements around the world beat expectations despite growing concerns about margin preservation and the sustainability of earnings momentum. In the spring of 2010, a debt crisis affecting several European countries had the potential to stifle the fragile recovery. As a result of ongoing economic uncertainty, developed world policymakers maintained interest rates at very low levels. However, policymakers in a number of emerging markets began to incrementally withdraw stimulus measures by phasing out incentive programs and cautiously allowing interest rates and foreign exchange rates to rise.

As investor confidence rose amid encouraging economic data early in the period, global equity markets generally rallied, though the advance was uneven. However, as the period progressed, concerns about many European countries’ creditworthiness and lingering doubts about the U.S. and global economic recovery contributed to significant equity market volatility and, ultimately, falling equity prices as many investors sought the relative safety of U.S. Treasury securities. Virtually all equity sectors and regions ended the reporting period with losses, the euro fell to its lowest level since 2006, and a renewed flight to safety further compressed already meager U.S. Treasury yields.

Investment Strategy

The Fund invests its assets in an equally weighted combination of Class 1 shares of Franklin Income Securities Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund. These underlying funds, in turn, invest in a variety of U.S. and foreign equity securities and, to a lesser extent, fixed income and money market securities. As market conditions affect the underlying funds, we rebalance the Fund’s allocations seeking to maintain equal weightings of approximately

FFA-3

33  1/3% of total net assets in each underlying fund whenever the actual allocations exceed plus or minus 3% of the fixed allocation percentages.

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among the underlying funds and their investments in domestic and foreign equities, fixed income securities, and short-term investments and other net assets.

During the period under review, Franklin Income Securities Fund – Class 1 and Mutual Shares Securities Fund – Class 1 performed better than the S&P 500, while Templeton Growth Securities Fund – Class 1 underperformed the MSCI World Index.

Thank you for your participation in Franklin Templeton VIP Founding Funds Allocation Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI.

FFA-4

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Franklin Templeton VIP Founding Funds Allocation Fund – Class 2

FFA-5

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 2	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Fund-Level Expenses Incurred During Period* 1/1/10–6/30/10	Fund-Level Expenses Incurred During Period** 1/1/10–6/30/10
Actual	$1,000	$946.90	$1.69	$4.97
Hypothetical (5% return before expenses)	$1,000	$1,023.06	$1.76	$5.16

*Expenses are calculated using the most recent six-month annualized expense ratio excluding expenses of the underlying funds, net of expense waivers, for the Fund’s Class 2 shares (0.35%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

**Expenses are calculated using the most recent six-month annualized expense ratio including expenses of the underlying funds, net of expense waivers, for the Fund’s Class 2 shares (1.03%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

FFA-6

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Franklin Templeton VIP Founding Funds Allocation Fund

	Six Months Ended June 30, 2010 (unaudited)		Year Ended December 31,
Class 1			2009	2008	2007[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$7.15		$5.61	$9.33	$10.00

Income from investment operations[b]:
Net investment income (loss)[c,d]	0.21		0.26	0.28	(0.19)
Net realized and unrealized gains (losses)	(0.58)		1.46	(3.64)	(0.48)

Total from investment operations	(0.37)		1.72	(3.36)	(0.67)

Less distributions from:
Net investment income	—	[e]	(0.18)	(0.19)	—
Net realized gains	—		—	(0.17)	—

Total distributions	—	[e]	(0.18)	(0.36)	—

Net asset value, end of period	$6.78		$7.15	$5.61	$9.33

Total return[f]	(5.16)%		30.47%	(35.75)%	(6.70)%
Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	0.11%		0.12%	0.13%	0.41%
Expenses net of waiver and payments by affiliates[h]	0.10%		0.10%	0.13%	0.41%
Net investment income (loss)[d]	5.80%		4.16%	3.81%	(0.41)%

Supplemental data
Net assets, end of period (000’s)	$688		$629	$339	$466
Portfolio turnover rate	10.59%		4.23%	22.09%	0.04%

aFor the period July 2, 2007 (commencement of operations) to December 31, 2007.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

gRatios are annualized for periods less than one year.

hDoes not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.68% for the period ended June 30, 2010.

The accompanying notes are an integral part of these financial statements.

FFA-7

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Templeton VIP Founding Funds Allocation Fund

	Six Months Ended June 30, 2010 (unaudited)		Year Ended December 31,
Class 2			2009	2008	2007[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$7.14		$5.61	$9.31	$10.00

Income from investment operations[b]:
Net investment income (loss)[c,d]	0.18		0.26	0.27	(0.03)
Net realized and unrealized gains (losses)	(0.56)		1.44	(3.63)	(0.66)

Total from investment operations	(0.38)		1.70	(3.36)	(0.69)

Less distributions from:
Net investment income	—	[e]	(0.17)	(0.17)	—
Net realized gains	—		—	(0.17)	—

Total distributions	—	[e]	(0.17)	(0.34)	—

Net asset value, end of period	$6.76		$7.14	$5.61	$9.31

Total return[f]	(5.31)%		30.25%	(35.87)%	(6.90)%
Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	0.36%		0.37%	0.38%	0.66%
Expenses net of waiver and payments by affiliates[h]	0.35%		0.35%	0.38%	0.66%
Net investment income (loss)[d]	5.55%		3.91%	3.56%	(0.66)%

Supplemental data
Net assets, end of period (000’s)	$428,727		$474,176	$338,320	$131,710
Portfolio turnover rate	10.59%		4.23%	22.09%	0.04%

aFor the period July 2, 2007 (commencement of operations) to December 31, 2007.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

gRatios are annualized for periods less than one year.

hDoes not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.68% for the period ended June 30, 2010.

The accompanying notes are an integral part of these financial statements.

FFA-8

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Templeton VIP Founding Funds Allocation Fund

	Six Months Ended June 30, 2010 (unaudited)		Year Ended December 31,
Class 4			2009	2008[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$7.14		$5.62	$8.65

Income from investment operations[b]:
Net investment income[c,d]	0.20		0.23	0.19
Net realized and unrealized gains (losses)	(0.58)		1.46	(2.87)

Total from investment operations	(0.38)		1.69	(2.68)

Less distributions from:
Net investment income	—	[e]	(0.17)	(0.18)
Net realized gains	—		—	(0.17)

Total distributions	—	[e]	(0.17)	(0.35)

Net asset value, end of period	$6.76		$7.14	$5.62

Total return[f]	(5.31)%		30.06%	(30.81)%
Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	0.46%		0.47%	0.48%
Expenses net of waiver and payments by affiliates[h]	0.45%		0.45%	0.48%
Net investment income[d]	5.45%		3.81%	3.46%

Supplemental data
Net assets, end of period (000’s)	$1,870,056		$1,424,479	$263,001
Portfolio turnover rate	10.59%		4.23%	22.09%

aFor the period February 29, 2008 (effective date) to December 31, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

gRatios are annualized for periods less than one year.

hDoes not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.68% for the period ended June 30, 2010.

The accompanying notes are an integral part of these financial statements.

FFA-9

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited)

Franklin Templeton VIP Founding Funds Allocation Fund	Shares	Value
Investments in Underlying Funds[a]
Domestic Equity 33.7%
Mutual Shares Securities Fund, Class 1	54,741,471	$775,139,226

Domestic Hybrid 33.6%
Franklin Income Securities Fund, Class 1	57,499,982	773,374,760

Foreign Equity 33.5%
Templeton Growth Securities Fund, Class 1	83,862,504	769,857,790

Total Investments in Underlying Funds (Cost $2,341,147,199) 100.8%		2,318,371,776
Other Assets, less Liabilities (0.8)%		(18,901,648)

Net Assets 100.0%		$2,299,470,128

aSee Note 6 regarding investments in Underlying Funds.

FFA-10

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2010 (unaudited)

Franklin Templeton VIP Founding Funds Allocation Fund
Assets:
Investments in Underlying Funds: (Note 6)
Cost	$2,341,147,199

Value	$2,318,371,776
Receivables:
Investment securities sold	20,199,753
Capital shares sold	356,251
Other assets	3,241

Total assets	2,338,931,021

Liabilities:
Payables:
Capital shares redeemed	24,864,437
Affiliates	1,469,820
Funds advanced by custodian	13,017,419
Accrued expenses and other liabilities	109,217

Total liabilities	39,460,893

Net assets, at value	$2,299,470,128

Net assets consist of:
Paid-in capital	$2,399,603,203
Undistributed net investment income	60,157,955
Net unrealized appreciation (depreciation)	(22,775,423)
Accumulated net realized gain (loss)	(137,515,607)

Net assets, at value	$2,299,470,128

Class 1:
Net assets, at value	$687,558

Shares outstanding	101,404

Net asset value and maximum offering price per share	$6.78

Class 2:
Net assets, at value	$428,726,707

Shares outstanding	63,428,758

Net asset value and maximum offering price per share	$6.76

Class 4:
Net assets, at value	$1,870,055,863

Shares outstanding	276,712,794

Net asset value and maximum offering price per share	$6.76

The accompanying notes are an integral part of these financial statements.

FFA-11

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2010 (unaudited)

Franklin Templeton VIP Founding Funds Allocation Fund
Investment income:
Dividends from Underlying Funds (Note 6)	$64,881,015

Expenses:
Administrative fees (Note 3a)	1,099,435
Distribution fees: (Note 3b)
Class 2	575,887
Class 4	3,045,812
Unaffiliated transfer agent fees	1,054
Reports to shareholders	86,135
Professional fees	23,807
Trustees’ fees and expenses	5,583
Other	21,322

Total expenses	4,859,035
Expenses waived/paid by affiliates (Note 3d)	(137,728)

Net expenses	4,721,307

Net investment income	60,159,708

Realized and unrealized gains (losses):
Net realized gain (loss) from sale of investments in Underlying Funds (Note 6)	(60,187,813)
Net change in unrealized appreciation (depreciation) on investments in Underlying Funds	(149,195,471)

Net realized and unrealized gain (loss)	(209,383,284)

Net increase (decrease) in net assets resulting from operations	$(149,223,576)

The accompanying notes are an integral part of these financial statements.

FFA-12

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Templeton VIP Founding Funds Allocation Fund
	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31, 2009

Increase (decrease) in net assets:
Operations:
Net investment income	$60,159,708	$41,768,096
Net realized gain (loss) from Underlying Funds	(60,187,813)	(33,084,814)
Net change in unrealized appreciation (depreciation) on investments in Underlying Funds	(149,195,471)	315,119,406

Net increase (decrease) in net assets resulting from operations	(149,223,576)	323,802,688

Distributions to shareholders from:
Net investment income:
Class 1	(119)	(15,661)
Class 2	(76,281)	(10,747,497)
Class 4	(316,998)	(30,912,074)

Total distributions to shareholders	(393,398)	(41,675,232)

Capital share transactions: (Note 2)
Class 1	99,161	178,968
Class 2	(21,053,152)	33,157,540
Class 4	570,757,220	982,159,582

Total capital share transactions	549,803,229	1,015,496,090

Net increase (decrease) in net assets	400,186,255	1,297,623,546
Net assets:
Beginning of period	1,899,283,873	601,660,327

End of period	$2,299,470,128	$1,899,283,873

Undistributed net investment income included in net assets:
End of period	$60,157,955	$391,645

The accompanying notes are an integral part of these financial statements.

FFA-13

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Franklin Templeton VIP Founding Funds Allocation Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-one separate funds. The Franklin Templeton VIP Founding Funds Allocation Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund invests primarily in other funds of the Trust (Underlying Funds). Shares of the Fund are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2, and Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

Net asset value per share is calculated as of the close of trading of the NYSE. Investments in the Underlying Funds are valued at their closing net asset value each trading day.

b. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains. As a result, no provision for federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. As of June 30, 2010, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination by such taxing authorities, which in the case of the U.S. is three years after the filing of a fund’s tax return.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and realized gain distributions by Underlying Funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

The Fund indirectly bears its proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Fund may own different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Fund will vary.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

FFA-14

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Templeton VIP Founding Funds Allocation Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

d. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

e. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2010, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2010		Year Ended December 31, 2009
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	17,272	$125,935	30,232	$193,836
Shares issued in reinvestment of distributions	17	119	2,209	15,661
Shares redeemed	(3,812)	(26,893)	(4,934)	(30,529)

Net increase (decrease)	13,477	$99,161	27,507	$178,968

Class 2 Shares:
Shares sold	2,893,832	$20,776,862	14,864,113	$87,081,355
Shares issued in reinvestment of distributions	10,805	76,281	1,519,236	10,747,497
Shares redeemed	(5,874,650)	(41,906,295)	(10,330,403)	(64,671,312)

Net increase (decrease)	(2,970,013)	$(21,053,152)	6,052,946	$33,157,540

Class 4 Shares:
Shares sold	117,526,155	$845,391,079	166,538,372	$1,052,248,327
Shares issued on reinvestment of distributions	44,901	316,998	4,364,502	30,912,074
Shares redeemed	(40,269,194)	(274,950,857)	(18,323,686)	(101,000,819)

Net increase (decrease)	77,301,862	$570,757,220	152,579,188	$982,159,582

FFA-15

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Templeton VIP Founding Funds Allocation Fund

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of certain of the Underlying Funds and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Administrative Fees

The Fund pays an administrative fee to FT Services of 0.10% per year of the average daily net assets of the Fund for administrative services including monitoring and rebalancing the percentage of the Fund’s investment in the Underlying Funds.

b. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets of each class. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 2.

c. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

d. Waiver and Expense Reimbursements

FT Services has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the common expenses (i.e. a combination of fund administrative fees and other expenses, but excluding distribution fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.10% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2011.

4. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2009, the Fund had tax basis capital losses of $24,705 expiring in 2017.

At June 30, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$2,478,638,102

Unrealized appreciation	$—
Unrealized depreciation	(160,266,326)

Net unrealized appreciation (depreciation)	$(160,266,326)

FFA-16

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Templeton VIP Founding Funds Allocation Fund

4. INCOME TAXES (continued)

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of wash sales.

5. INVESTMENT TRANSACTIONS

Purchases and sales of Underlying Funds (excluding short term securities) for the period ended June 30, 2010, aggregated $866,881,015 and $230,101,225, respectively.

6. INVESTMENTS IN UNDERLYING FUNDS

The Fund invests primarily in the Underlying Funds which are managed by affiliates of the Fund’s administrative manager, FT Services. The Fund does not invest in the Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Investments in Underlying Funds for the period ended June 30, 2010, were as follows:

Underlying Funds	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Investment Income	Realized Capital Gain (Loss)	% of Underlying Fund Shares Outstanding Held at End of Period
Franklin Income Securities Fund, Class 1	43,863,503	21,493,009	7,856,530	57,499,982	$773,374,760	$52,180,626	$(12,464,187)	10.55%
Mutual Shares Securities Fund, Class 1	42,654,858	16,389,056	4,302,443	54,741,471	775,139,226	—	(18,493,100)	16.27%
Templeton Growth Securities Fund, Class 1	59,551,683	30,142,857	5,832,036	83,862,504	769,857,790	12,700,389	(29,230,526)	31.65%

Total					$2,318,371,776	$64,881,015	$(60,187,813)

7. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively “Borrowers”), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 21, 2011. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.10% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended June 30, 2010, the Fund did not use the Global Credit Facility.

8. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities

FFA-17

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Templeton VIP Founding Funds Allocation Fund

8. FAIR VALUE MEASUREMENTS (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At June 30, 2010, all of the Fund’s investments in Underlying Funds carried at fair value were in Level 1 inputs. For detailed Underlying Fund categories, see the accompanying Statement of Investments.

9. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

FFA-18

FRANKLIN U.S. GOVERNMENT FUND

This semiannual report for Franklin U.S. Government Fund covers the period ended June 30, 2010.

Performance Summary as of 6/30/10

Franklin U.S. Government Fund – Class 2 delivered a +4.56% total return for the six-month period ended 6/30/10.

Performance reflects the Fund’s Class 2 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin U.S. Government Fund – Class 2

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

FUS-1

Fund Goal and Main Investments: Franklin U.S. Government Fund seeks income. The Fund normally invests at least 80% of its net assets in U.S. government securities.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. Compared with its benchmarks for the same period, the Fund performed comparably to the Barclays Capital U.S. Government: Intermediate Index’s +4.41% total return and underperformed the Lipper VIP General U.S. Government Funds Classification Average’s +5.77% total return.1

Economic and Market Overview

The U.S. economy improved during the six-month reporting period as corporate profits, manufacturing, consumer spending and exports showed gains. The nation’s economic activity as measured by gross domestic product grew at annualized rates of 3.7% and an estimated 2.4% in 2010’s first and second quarters. Remaining challenges to economic recovery included elevated debt concerns, a struggling housing sector and lack of job prospects for the unemployed as federal stimulus measures began to wind down. The unemployment rate stood at 10.0% in December 2009 and dipped to 9.5% by period-end.2

As economic conditions improved, demand for energy products increased and crude oil prices rose from $79 per barrel at the end of December 2009 to a period high of nearly $87 in early April. When European debt concerns threatened the global recovery, oil prices fell and ended the period at $76. June’s inflation rate was an annualized 1.1%.2 Core inflation, which excludes food and energy costs, rose at a 0.9% annualized rate.2 The core personal consumption expenditures price index reported a 12-month increase of 1.4%.3

During the period under review, economic improvement and benign inflation trends prompted Federal Reserve Board (Fed) policymakers to maintain record-low interest rates and discontinue certain stimulus plans. Noting that it believed the recession had ended, the Fed left the federal funds target rate unchanged at a range of 0% to 0.25%. As the

1. Sources: © 2010 Morningstar; Lipper, Inc. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Source: Bureau of Labor Statistics.

3. Source: Bureau of Economic Analysis.

Fund Risks: Interest rate movements and mortgage prepayment rates may impact the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund’s portfolio adjust to a rise in interest rates, the Fund’s share price may decline. U.S. government securities owned by the Fund, but not shares of the Fund, may be guaranteed by the U.S. government, its agencies or instrumentalities as to the timely payment of principal and interest. The Fund’s yield and share price are not guaranteed and will fluctuate with market conditions. The Fund’s prospectus also includes a description of the main investment risks.

FUS-2

Fed’s support and liquidity programs ended, many observers questioned the recovery’s strength and sustainability. Consumer confidence tumbled in June due to disappointing employment numbers, a plunge in home sales spurred by the expiration of a homebuyer tax credit and nervousness over upcoming second-quarter earnings reports. Near period-end, investor fears about weak economic data and the potential spillover effects of the European debt crisis caused losses in financial markets.

Wary investors favored short-term Treasuries, and the Treasury yield curve reached historically steep levels during the period. The spread between two- and 10-year Treasury yields decreased from 271 basis points (100 basis points equal one percentage point) at the beginning of the period to 236 basis points at period-end. The two-year Treasury bill yield decreased from 1.14% to 0.61% over the six-month period, while the 10-year Treasury note yield fell from 3.85% to 2.97%.

Investment Strategy

Using our straightforward investment approach, we seek to produce current income with a high degree of credit safety from a conservatively managed portfolio of U.S. government securities. Analyzing securities using proprietary and nonproprietary research, we seek to identify attractive investment opportunities.

Manager’s Discussion

Ginnie Mae (GNMA) mortgage-backed securities (MBS) remained relatively attractive in the recent environment as the GNMA current coupon yielded 3.72% at period-end, an income opportunity over both five- and 10-year Treasuries, which yielded 1.77% and 2.93%.

The Fed ended its MBS purchase program in March, which had a relatively muted impact on overall market performance, although periods of spread widening pushed us to reevaluate the sector’s relative attractiveness. Supply was relatively light, despite the lower interest rate environment, largely as a result of tightened lending standards within the mortgage issuance industry. Also, many managers underweighted the sector for quite some time, which left a good deal of cash on the sidelines.

During the period, GNMA MBS outperformed comparable duration high credit-quality U.S. Treasuries and outperformed their conventional Fannie Mae and Freddie Mac MBS counterparts. We remained weighted toward GNMA I securities versus GNMA II securities, as we believed GNMA Is offered better value on a historical price-spread basis. Over

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

FUS-3

the period, we added GNMA I 4.5% and GNMA I 5.0% coupon bonds. For the 5% coupon bonds, we concentrated on purchasing specified pools of loan balance securities that we believed could offer prepayment protection.

Franklin U.S. Government Fund takes a consistent and disciplined approach and invests significantly in GNMA mortgage pass-throughs, which remain the only MBS backed by the full faith and credit of the U.S. government.4 The Fund took a collateral intensive research approach to uncover opportunities across the GNMA and agency MBS universe. We believe our experience and continual investment in new technologies can help us identify specified pools and individual securities that offer strong cash flow fundamentals and valuations.

Thank you for your participation in Franklin U.S. Government Fund. We look forward to serving your future investment needs

4. Securities owned by the Fund, but not shares of the Fund, are guaranteed by the U.S. government, its agencies or instrumentalities as to timely payment of principal and interest. The Fund’s yield and share price are not guaranteed and will vary with market conditions.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

FUS-4

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then

8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Franklin U.S. Government Fund – Class 2

FUS-5

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 2	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Fund-Level Expenses Incurred During Period* 1/1/10–6/30/10
Actual	$1,000	$1,045.60	$3.91
Hypothetical (5% return before expenses)	$1,000	$1,020.98	$3.86

*Expenses are calculated using the most recent six-month annualized expense ratio for the Fund’s Class 2 shares (0.77%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

FUS-6

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Franklin U.S. Government Fund

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31,
Class 1		2009	2008	2007	2006	2005

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$13.08	$13.19	$12.89	$12.69	$12.75	$12.99

Income from investment operations[a]:
Net investment income[b]	0.24	0.51	0.58	0.61	0.59	0.54
Net realized and unrealized gains (losses)	0.37	(0.08)	0.39	0.22	(0.07)	(0.20)

Total from investment operations	0.61	0.43	0.97	0.83	0.52	0.34

Less distributions from net investment income	(0.46)	(0.54)	(0.67)	(0.63)	(0.58)	(0.58)

Net asset value, end of period	$13.23	$13.08	$13.19	$12.89	$12.69	$12.75

Total return[c]	4.69%	3.34%	7.91%	6.85%	4.31%	2.65%
Ratios to average net assets
Expenses	0.52%	0.53%	0.53%[d]	0.53%[d]	0.54%[d]	0.52%[d]
Net investment income	3.64%	3.91%	4.54%	4.83%	4.67%	4.18%

Supplemental data
Net assets, end of period (000’s)	$164,495	$162,524	$173,018	$167,700	$187,867	$217,165
Portfolio turnover rate	26.39%	27.51%	17.06%	27.50%	23.46%	21.46%
Portfolio turnover rate excluding mortgage dollar rolls[e]	26.39%	27.51%	17.06%	27.50%	23.46%	15.62%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dBenefit of expense reduction rounds to less than 0.01%.

eSee Note 1(d) regarding mortgage dollar rolls.

The accompanying notes are an integral part of these financial statements.

FUS-7

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin U.S. Government Fund

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31,
Class 2		2009	2008	2007	2006	2005

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.87	$12.99	$12.71	$12.52	$12.59	$12.84

Income from investment operations[a]:
Net investment income[b]	0.22	0.47	0.54	0.57	0.55	0.50
Net realized and unrealized gains (losses)	0.36	(0.08)	0.38	0.22	(0.07)	(0.20)

Total from investment operations	0.58	0.39	0.92	0.79	0.48	0.30

Less distributions from net investment income	(0.43)	(0.51)	(0.64)	(0.60)	(0.55)	(0.55)

Net asset value, end of period	$13.02	$12.87	$12.99	$12.71	$12.52	$12.59

Total return[c]	4.56%	3.09%	7.59%	6.61%	4.02%	2.40%
Ratios to average net assets
Expenses	0.77%	0.78%	0.78%[d]	0.78%[d]	0.79%[d]	0.77%[d]
Net investment income	3.39%	3.66%	4.29%	4.58%	4.42%	3.93%

Supplemental data
Net assets, end of period (000’s)	$671,129	$557,809	$450,603	$379,386	$374,323	$379,662
Portfolio turnover rate	26.39%	27.51%	17.06%	27.50%	23.46%	21.46%
Portfolio turnover rate excluding mortgage dollar rolls[e]	26.39%	27.51%	17.06%	27.50%	23.46%	15.62%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dBenefit of expense reduction rounds to less than 0.01%.

eSee Note 1(d) regarding mortgage dollar rolls.

The accompanying notes are an integral part of these financial statements.

FUS-8

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin U.S. Government Fund

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31,
Class 4		2009	2008[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$13.03	$13.15	$13.19

Income from investment operations[b]:
Net investment income[c]	0.22	0.47	0.45
Net realized and unrealized gains (losses)	0.37	(0.09)	0.18

Total from investment operations	0.59	0.38	0.63

Less distributions from net investment income	(0.41)	(0.50)	(0.67)

Net asset value, end of period	$13.21	$13.03	$13.15

Total return[d]	4.58%	2.98%	5.14%
Ratios to average net assets[e]
Expenses	0.87%	0.88%	0.88%[f]
Net investment income	3.29%	3.56%	4.19%

Supplemental data
Net assets, end of period (000’s)	$5	$5	$5
Portfolio turnover rate	26.39%	27.51%	17.06%

aFor the period February 29, 2008 (effective date) to December 31, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FUS-9

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited)

Franklin U.S. Government Fund	Principal Amount	Value
Mortgage-Backed Securities 64.8%
[a] Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.1%
FHLMC, 2.584%, 2/01/19	$131,607	$137,663
FHLMC, 2.677%, 6/01/22	191,191	199,627

		337,290

Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 6.7%
FHLMC Gold 15 Year, 4.50%, 3/01/25	10,005,110	10,565,846
FHLMC Gold 15 Year, 4.50%, 4/01/25	10,568,798	11,161,126
FHLMC Gold 30 Year, 5.00%, 9/01/33 - 6/01/37	10,800,215	11,463,425
FHLMC Gold 30 Year, 5.50%, 7/01/33 - 1/01/35	9,001,966	9,712,283
FHLMC Gold 30 Year, 6.00%, 1/01/24 - 8/01/35	6,591,465	7,248,072
FHLMC Gold 30 Year, 6.50%, 11/01/23 - 5/01/35	2,441,585	2,704,745
FHLMC Gold 30 Year, 7.00%, 4/01/24 - 10/01/32	914,805	1,036,736
FHLMC Gold 30 Year, 7.50%, 12/01/22 - 5/01/24	60,682	68,412
FHLMC Gold 30 Year, 8.00%, 7/01/21 - 5/01/22	40,563	46,451
FHLMC Gold 30 Year, 8.50%, 10/01/21 - 7/01/31	1,384,668	1,630,574
FHLMC PC 30 Year, 8.00%, 1/01/17 - 9/01/17	7,637	8,452
FHLMC PC 30 Year, 8.50%, 9/01/20	1,819	2,091

		55,648,213

[a] Federal National Mortgage Association (FNMA) Adjustable Rate 0.2%
FNMA, 2.621%, 1/01/18	1,068,720	1,116,899
FNMA, 2.747%, 2/01/19	146,602	153,209
FNMA, 2.876%, 9/01/18	351,449	368,695
FNMA, 4.793%, 7/01/19	122,947	123,839
FNMA, 6.272%, 3/01/20	108,884	112,613

		1,875,255

Federal National Mortgage Association (FNMA) Fixed Rate 8.1%
FNMA 15 Year, 5.50%, 6/01/16 - 11/01/17	975,924	1,057,723
FNMA 15 Year, 6.00%, 8/01/17 - 9/01/17	1,137,585	1,240,383
FNMA 30 Year, 5.00%, 3/01/34 - 7/01/35	6,380,259	6,777,339
FNMA 30 Year, 5.50%, 12/01/32 - 8/01/35	11,467,482	12,357,671
FNMA 30 Year, 6.00%, 1/01/24 - 2/01/37	23,151,807	25,212,509
FNMA 30 Year, 6.00%, 8/01/38	8,174,616	8,877,633
FNMA 30 Year, 6.50%, 1/01/24 - 9/01/36	6,065,259	6,679,503
FNMA 30 Year, 7.50%, 4/01/23 - 8/01/25	120,539	136,898
FNMA 30 Year, 8.00%, 7/01/16 - 2/01/25	199,647	230,059
FNMA 30 Year, 8.50%, 10/01/19 - 8/01/21	3,384	3,826
FNMA 30 Year, 9.00%, 10/01/26	388,750	453,974
FNMA GL 30 Year, 8.00%, 8/01/19 - 6/01/20	59,509	65,607
FNMA PL 30 Year, 5.50%, 4/01/34	4,468,471	4,810,462

		67,903,587

Government National Mortgage Association (GNMA) Fixed Rate 49.7%
GNMA I SF 30 Year, 4.50%, 9/15/39	9,698,152	10,127,599
[b]GNMA I SF 30 Year, 4.50%, 1/15/39 - 7/01/40	76,482,758	79,862,477
GNMA I SF 30 Year, 5.00%, 8/15/39	11,742,847	12,543,195
GNMA I SF 30 Year, 5.00%, 2/15/40	16,658,699	17,794,093
GNMA I SF 30 Year, 5.00%, 3/15/40	9,215,527	9,851,352
GNMA I SF 30 Year, 5.00%, 6/15/30 - 6/15/40	76,291,062	81,625,192
GNMA I SF 30 Year, 5.50%, 11/15/28 - 11/15/39	51,920,270	56,347,804
GNMA I SF 30 Year, 6.00%, 11/15/23 - 11/15/38	25,353,007	27,774,347
GNMA I SF 30 Year, 6.50%, 5/15/23 - 9/15/38	7,629,832	8,502,265

FUS-10

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Franklin U.S. Government Fund	Principal Amount	Value
Mortgage-Backed Securities (continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA I SF 30 Year, 7.00%, 3/15/22 - 1/15/32	$2,007,804	$2,272,830
GNMA I SF 30 Year, 7.50%, 2/15/17 - 8/15/33	1,911,114	2,167,821
GNMA I SF 30 Year, 8.00%, 2/15/17 - 6/15/24	546,839	626,158
GNMA I SF 30 Year, 8.25%, 4/15/25	19,991	23,087
GNMA I SF 30 Year, 8.50%, 6/15/22 - 12/15/24	187,661	217,839
GNMA I SF 30 Year, 9.00%, 6/15/16 - 5/15/20	73,210	82,862
GNMA I SF 30 Year, 9.50%, 7/15/16 - 6/15/21	219,746	250,310
GNMA I SF 30 Year, 10.00%, 10/15/17 - 8/15/21	136,189	156,003
GNMA II SF 30 Year, 4.50%, 10/20/39 - 2/20/40	9,085,998	9,466,903
GNMA II SF 30 Year, 5.00%, 9/20/33 - 6/20/40	25,298,383	27,092,153
GNMA II SF 30 Year, 5.50%, 2/20/36	13,452,622	14,603,961
GNMA II SF 30 Year, 5.50%, 5/20/34 - 6/20/38	23,456,665	25,489,458
GNMA II SF 30 Year, 6.00%, 11/20/23 - 7/20/39	23,363,079	25,660,272
GNMA II SF 30 Year, 6.50%, 12/20/27 - 4/20/34	2,122,726	2,381,447
GNMA II SF 30 Year, 7.00%, 5/20/32	34,116	38,244
GNMA II SF 30 Year, 7.50%, 5/20/17 - 5/20/33	416,509	469,950
GNMA II SF 30 Year, 8.00%, 7/20/16 - 8/20/26	39,680	44,749
GNMA II SF 30 Year, 9.50%, 4/20/25	3,153	3,677

		415,476,048

Total Mortgage-Backed Securities (Cost $513,681,827)		541,240,393

U.S. Government and Agency Securities 31.7%
FFCB, 4.45%, 8/27/10	15,000,000	15,099,180
FHLB,
3.625%, 5/29/13	4,500,000	4,824,418
5.125%, 8/14/13	11,000,000	12,317,184
5.375%, 8/19/11	12,000,000	12,643,260
FHLMC, 5.125%, 11/17/17	10,000,000	11,546,230
[c]FICO,
15, Strip, 3/07/16	15,000,000	12,819,930
16, Strip, 10/05/10	4,745,000	4,734,248
FNMA,
1.25%, 6/22/12	25,000,000	25,255,400
1.75%, 3/23/11	7,000,000	7,069,496
1.75%, 5/07/13	7,900,000	8,052,138
senior note, 5.375%, 6/12/17	26,000,000	30,357,132
HUD, 96-A,
7.63%, 8/01/14	1,900,000	1,903,785
7.66%, 8/01/15	2,010,000	2,014,165
SBA,
[a]FRN, 2.85%, 6/25/19	392,402	399,073
[a]FRN, 3.125%, 3/25/18	589,351	598,057
PC, 1995-20L, 1, 6.45%, 12/01/15	467,060	500,321
PC, 1996-20L, 1, 6.70%, 12/01/16	518,617	564,976
PC, 1997-20G, 1, 6.85%, 7/01/17	617,245	658,624
PC, 1998-20I, 1, 6.00%, 9/01/18	1,733,685	1,877,789
TVA,
5.88%, 4/01/36	5,000,000	5,967,775
zero cpn. to 4/15/12, 8.25% thereafter, 4/15/42	6,000,000	6,062,940
U.S. Treasury Bond,
4.375%, 5/15/40	13,500,000	14,639,076
4.625%, 2/15/40	10,250,000	11,553,677

FUS-11

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Franklin U.S. Government Fund	Principal Amount	Value
U.S. Government and Agency Securities (continued)
U.S. Treasury Note,
2.375%, 8/31/14	$8,000,000	$8,274,376
2.375%, 9/30/14	17,000,000	17,567,120
2.375%, 10/31/14	7,000,000	7,225,862
2.50%, 4/30/15	18,250,000	18,907,292
3.125%, 8/31/13	12,000,000	12,776,256
4.75%, 5/15/14	8,000,000	9,029,376

Total U.S. Government and Agency Securities (Cost $249,115,743)		265,239,156

Total Investments before Short Term Investments (Cost $762,797,570)		806,479,549

Short Term Investments (Cost $30,354,234) 3.6%
Repurchase Agreements 3.6%
[d]Joint Repurchase Agreement, 0.011%, 7/01/10 (Maturity Value $30,354,243)	30,354,234	30,354,234
Banc of America Securities LLC (Maturity Value $3,715,663)
Barclays Capital Inc. (Maturity Value $4,087,199)
BNP Paribas Securities Corp. (Maturity Value $7,431,324)
Credit Suisse Securities (USA) LLC (Maturity Value $7,431,326)
Deutsche Bank Securities Inc. (Maturity Value $257,708)
HSBC Securities (USA) Inc. (Maturity Value $1,857,680)
Morgan Stanley & Co. Inc. (Maturity Value $3,715,663)
UBS Securities LLC (Maturity Value $1,857,680)
Collateralized by U.S. Government Agency Securities, 4.25% - 5.25 11/15/10 - 11/17/17; [c]U.S. Government Agency Discount Notes, 12/27/10; and U.S. Treasury Notes, 1.00% - 3.625%, 12/31/11 - 8/15/19

Total Investments (Cost $793,151,804) 100.1%		836,833,783
Other Assets, less Liabilities (0.1)%		(1,204,578)

Net Assets 100.0%		$835,629,205

See Abbreviations on page FUS-21.

aThe coupon rate shown represents the rate at period end.

bA portion or all of the security purchased on a TBA basis. See Note 1(c).

cThe security is traded on a discount basis with no stated coupon rate.

dSee Note 1(b) regarding joint repurchase agreement.

The accompanying notes are an integral part of these financial statements.

FUS-12

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2010 (unaudited)

Franklin U.S. Government Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$762,797,570
Cost - Repurchase agreements	30,354,234

Total cost of investments	$793,151,804

Value - Unaffiliated issuers	$806,479,549
Value - Repurchase agreements	30,354,234

Total value of investments	836,833,783
Receivables:
Investment securities sold	11,081
Capital shares sold	346,144
Interest	3,955,778
Other assets	1,206

Total assets	841,147,992

Liabilities:
Payables:
Investment securities purchased	4,297,675
Capital shares redeemed	475,361
Affiliates	591,245
Accrued expenses and other liabilities	154,506

Total liabilities	5,518,787

Net assets, at value	$835,629,205

Net assets consist of:
Paid-in capital	$795,389,404
Undistributed net investment income	12,277,347
Net unrealized appreciation (depreciation)	43,681,979
Accumulated net realized gain (loss)	(15,719,525)

Net assets, at value	$835,629,205

Class 1:
Net assets, at value	$164,495,325

Shares outstanding	12,430,715

Net asset value and maximum offering price per share	$13.23

Class 2:
Net assets, at value	$671,128,873

Shares outstanding	51,535,846

Net asset value and maximum offering price per share	$13.02

Class 4:
Net assets, at value	$5,007

Shares outstanding	379

Net asset value and maximum offering price per share	$13.21

The accompanying notes are an integral part of these financial statements.

FUS-13

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2010 (unaudited)

Franklin U.S. Government Fund
Investment income:
Interest	$15,790,330

Expenses:
Management fees (Note 3a)	1,831,772
Distribution fees: (Note 3c)
Class 2	748,053
Class 4	9
Unaffiliated transfer agent fees	530
Custodian fees (Note 4)	5,493
Reports to shareholders	89,039
Professional fees	20,447
Trustees’ fees and expenses	2,920
Other	16,277

Total expenses	2,714,540

Net investment income	13,075,790

Realized and unrealized gains (losses):
Net realized gain (loss) from investments	(534,461)
Net change in unrealized appreciation (depreciation) on investments	22,053,073

Net realized and unrealized gain (loss)	21,518,612

Net increase (decrease) in net assets resulting from operations	$34,594,402

The accompanying notes are an integral part of these financial statements.

FUS-14

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin U.S. Government Fund
	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31, 2009

Increase (decrease) in net assets:
Operations:
Net investment income	$13,075,790	$25,159,362
Net realized gain (loss) from investments	(534,461)	1,136,390
Net change in unrealized appreciation (depreciation) on investments	22,053,073	(5,729,636)

Net increase (decrease) in net assets resulting from operations	34,594,402	20,566,116

Distributions to shareholders from net investment income:
Class 1	(5,536,228)	(6,764,185)
Class 2	(21,255,018)	(18,929,900)
Class 4	(156)	(189)

Total distributions to shareholders	(26,791,402)	(25,694,274)

Capital share transactions: (Note 2)
Class 1	4,133	(9,317,944)
Class 2	107,484,079	111,158,235

Total capital share transactions	107,488,212	101,840,291

Net increase (decrease) in net assets	115,291,212	96,712,133
Net assets:
Beginning of period	720,337,993	623,625,860

End of period	$835,629,205	$720,337,993

Undistributed net investment income included in net assets:
End of period	$12,277,347	$25,992,959

The accompanying notes are an integral part of these financial statements.

FUS-15

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Franklin U.S. Government Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-one separate funds. The Franklin U.S. Government Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. At June 30, 2010, 61.95% of the Fund’s shares were held through one insurance company. The Fund offers three classes of shares: Class 1, Class 2, and Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Repurchase agreements are valued at cost, which approximates market value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b. Joint Repurchase Agreement

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the fund to the seller, collateralized by securities which are delivered to the fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The joint repurchase agreement held by the Fund at period end had been entered into on June 30, 2010.

FUS-16

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin U.S. Government Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

c. Securities Purchased on a TBA Basis

The Fund may purchase securities on a to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Mortgage Dollar Rolls

The Fund may enter into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

e. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains. As a result, no provision for federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. As of June 30, 2010, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination by such taxing authorities, which in the case of the U.S. is three years after the filing of a fund’s tax return.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

g. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FUS-17

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin U.S. Government Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2010, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2010[a]		Year Ended December 31, 2009[a]
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	522,735	$6,973,427	763,621	$10,042,333
Shares issued in reinvestment of distributions	422,290	5,536,228	531,776	6,764,185
Shares redeemed	(938,897)	(12,505,522)	(1,989,207)	(26,124,462)

Net increase (decrease)	6,128	$4,133	(693,810)	$(9,317,944)

Class 2 Shares:
Shares sold	11,341,148	$148,877,365	18,952,917	$245,236,722
Shares issued in reinvestment of distributions	1,647,676	21,255,018	1,510,766	18,929,900
Shares redeemed	(4,791,263)	(62,648,304)	(11,812,087)	(153,008,387)

Net increase (decrease)	8,197,561	$107,484,079	8,651,596	$111,158,235

aDuring the period Class 4 did not report any share transactions.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	In excess of $15 billion

FUS-18

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin U.S. Government Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets of each class. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 2.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2010, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2009, the capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:
2011	$4,558,723
2012	3,331,578
2013	2,102,640
2014	1,618,397
2015	2,329,071
2016	841,479
2017	401,851

$15,183,739

At June 30, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$794,224,325

Unrealized appreciation	$42,836,238
Unrealized depreciation	(226,780)

Net unrealized appreciation (depreciation)	$42,609,458

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of mortgage dollar rolls, paydown losses, and bond discounts and premiums.

FUS-19

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin U.S. Government Fund

5. INCOME TAXES (continued)

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, mortgage dollar rolls, paydown losses, and bond discounts and premiums.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2010, aggregated $276,044,241 and $195,110,179, respectively.

7. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively “Borrowers”), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 21, 2011. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.10% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended June 30, 2010, the Fund did not use the Global Credit Facility.

8. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At June 30, 2010, all of the Fund’s investments in securities carried at fair value were in Level 2 inputs. For detailed industry descriptions, see the accompanying Statement of Investments.

9. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

FUS-20

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin U.S. Government Fund

ABBREVIATIONS
Selected Portfolio
FFCB - Federal Farm Credit Bank
FHLB - Federal Home Loan Bank
FICO - Financing Corp.
FRN - Floating Rate Note
GL - Government Loan
HUD - Housing and Urban Development
PC - Participation Certificate
PL - Project Loan
SBA - Small Business Administration
SF - Single Family
TVA - Tennessee Valley Authority

FUS-21

FRANKLIN ZERO COUPON FUND 2010

This semiannual report for Franklin Zero Coupon Fund 2010 covers the period ended June 30, 2010.

Performance Summary as of 6/30/10

Franklin Zero Coupon Fund 2010 – Class 2 delivered a +0.27% total return for the six-month period ended 6/30/10.

Performance reflects the Fund’s Class 2 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin Zero Coupon Fund 2010 – Class 2

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

Fund Goal and Main Investments: Franklin Zero Coupon Fund 2010 seeks as high an investment return as is consistent with capital preservation. The Fund normally invests at least 80% of its net assets in zero coupon debt securities.

The Fund’s maturation is planned for the third Friday of December 2010 — December 17, 2010 (Target Date). On the Target Date the Fund’s assets will be converted into cash and distributed; the Fund will thereafter be terminated.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund underperformed its benchmark, the Merrill Lynch (ML) 2-Year Zero Coupon Bond Index, which had +1.96% total return for the same period.1 The Fund underperformed its peers in the Lipper VIP General Bond Funds Classification Average, which had a +4.77% total return.2

Economic and Market Overview

The U.S. economy improved during the six-month reporting period as corporate profits, manufacturing, consumer spending and exports showed gains. The nation’s economic activity as measured by gross domestic product grew at annualized rates of 3.7% and an estimated 2.4% in 2010’s first and second quarters. Remaining challenges to economic recovery included elevated debt concerns, a struggling housing sector and lack of job prospects for the unemployed as federal stimulus measures began to wind down. The unemployment rate stood at 10% in December 2009 and dipped to 9.5% by period-end.3

As economic conditions improved, demand for energy products increased and crude oil prices rose from $79 per barrel at the end of December 2009 to a period high of nearly $87 in early April. When European debt concerns threatened the global recovery, oil prices fell and ended the period at $76. June’s inflation rate was an annualized 1.1%.3 Core inflation, which excludes food and energy costs, rose at a 0.9% annualized rate.3 The core personal consumption expenditures price index reported a 12-month increase of 1.4%.4

1. Source: © 2010 Morningstar.

2. Source: Lipper Inc.

One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

3. Source: Bureau of Labor Statistics.

4. Source: Bureau of Economic Analysis.

Fund Risks: Changes in interest rates affect the prices of the Fund’s debt securities. If interest rates rise, the value of the Fund’s debt securities will fall and so will the Fund’s share price. Zero coupon securities do not pay interest, and their market value can fall more dramatically when interest rates rise than interest-paying securities of similar maturities. Because the Fund is approaching the target date, the Fund’s portfolio turnover rate may be higher than in past years and may involve additional expenses. The Fund’s prospectus also includes a description of the main investment risks.

During the period under review, economic improvement and benign inflation trends prompted Federal Reserve Board (Fed) policymakers to maintain record-low interest rates and discontinue certain stimulus plans. Noting that it believed the recession had ended, the Fed left the federal funds target rate unchanged at a range of 0% to 0.25%. As the Fed’s support and liquidity programs ended, many observers questioned the recovery’s strength and sustainability. Consumer confidence tumbled in June due to disappointing employment numbers, a plunge in home sales spurred by the expiration of a homebuyer tax credit and nervousness over upcoming second-quarter earnings reports. Near period-end, investor fears about weak economic data and the potential spillover effects of the European debt crisis caused losses in financial markets.

Wary investors favored short-term Treasuries, and the Treasury yield curve reached historically steep levels during the period. The spread between two- and 10-year Treasury yields decreased from 271 basis points (100 basis points equal one percentage point) at the beginning of the period to 236 basis points at period-end. The two-year Treasury bill yield decreased from 1.14% to 0.61% over the six-month period, while the 10-year Treasury note yield fell from 3.85% to 2.97%.

Investment Strategy

In selecting investments for the Fund, we seek to keep the Fund’s average duration to within 12 months of its maturity Target Date. Duration is a measure of the length of an investment, taking into account the timing and amount of any interest payments and the principal repayment. Duration is also a measure of a bond’s price sensitivity to interest rates. We analyze securities using both proprietary and nonproprietary research seeking to identify attractive investment opportunities.

Manager’s Discussion

During the six months ended June 30, 2010, the Fund was primarily invested in zero coupon and stripped securities issued by government-related entities and other high-quality issuers. As the Fund approached its target date, we invested in securities with fairly short maturities that underperformed longer-term bonds. Given the objective of this product and proximity to the target date, high-quality short-duration investments were most appropriate, though they underperformed longer bonds due to declining interest rates over the reporting period. Many products within the Fund’s peer group have very different objectives, and may include assets that are inappropriate for this product, creating widely divergent returns among our peers.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

We remained committed to our investment process as we remained invested in high-quality bonds with what we believed were attractive valuations and cash instruments. Consistent with our investment strategy, we also continued to emphasize zero coupon and stripped securities with maturities near the Fund’s target date.

Thank you for your participation in Franklin Zero Coupon Fund 2010.

Franklin Zero Coupon Fund 2010 will mature on December 17, 2010 (Target Date).

On the Target Date, the Fund will be converted into cash. At least 30 days prior to the Target Date, contract owners should be notified and given an opportunity to select another investment option. If the contract owner does not complete an instruction form directing what should be done with the cash proceeds, the proceeds will be automatically invested in a money market fund available under the contract.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 x $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Franklin Zero Coupon Fund 2010 – Class 2

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 2	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Fund-Level Expenses Incurred During Period* 1/1/10–6/30/10
Actual	$1,000	$1,002.70	$4.47
Hypothetical (5% return before expenses)	$1,000	$1,020.33	$4.51

*Expenses are calculated using the most recent six-month annualized expense ratio for the Fund’s Class 2 shares (0.90%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Franklin Zero Coupon Fund – 2010

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31,
Class 1		2009	2008	2007	2006	2005

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$16.00	$16.68	$16.30	$15.80	$16.02	$16.49

Income from investment operations[a]:
Net investment income[b]	0.31	0.75	0.78	0.78	0.77	0.80
Net realized and unrealized gains (losses)	(0.26)	(0.68)	0.39	0.52	(0.36)	(0.54)

Total from investment operations	0.05	0.07	1.17	1.30	0.41	0.26

Less distributions from:
Net investment income	(0.97)	(0.75)	(0.79)	(0.80)	(0.63)	(0.72)
Net realized gains	(0.02)	—	—	—	—	(0.01)

Total distributions	(0.99)	(0.75)	(0.79)	(0.80)	(0.63)	(0.73)

Net asset value, end of period	$15.06	$16.00	$16.68	$16.30	$15.80	$16.02

Total return[c]	0.35%	0.44%	7.50%	8.62%	2.71%	1.54%
Ratios to average net assets[d]
Expenses	0.65%	0.66%	0.68%	0.66% [e]	0.67% [e]	0.69%
Net investment income	3.95%	4.59%	4.74%	4.94%	4.89%	4.93%

Supplemental data
Net assets, end of period (000’s)	$86,419	$100,374	$122,058	$95,583	$93,184	$101,555
Portfolio turnover rate	16.24%	1.55%	10.39%	4.49%	2.00%	—%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Zero Coupon Fund – 2010

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31,
Class 2		2009	2008	2007	2006	2005

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$15.93	$16.61	$16.22	$15.72	$15.96	$16.43

Income from investment operations[a]:
Net investment income[b]	0.29	0.70	0.74	0.73	0.73	0.76
Net realized and unrealized gains (losses)	(0.25)	(0.68)	0.39	0.53	(0.37)	(0.54)

Total from investment operations	0.04	0.02	1.13	1.26	0.36	0.22

Less distributions from:
Net investment income	(0.92)	(0.70)	(0.74)	(0.76)	(0.60)	(0.68)
Net realized gains	(0.02)	—	—	—	—	(0.01)

Total distributions	(0.94)	(0.70)	(0.74)	(0.76)	(0.60)	(0.69)

Net asset value, end of period	$15.03	$15.93	$16.61	$16.22	$15.72	$15.96

Total return[c]	0.27%	0.15%	7.23%	8.41%	2.39%	1.32%
Ratios to average net assets[d]
Expenses	0.90%	0.91%	0.93%	0.91% [e]	0.92% [e]	0.94%
Net investment income	3.70%	4.34%	4.49%	4.69%	4.64%	4.68%

Supplemental data
Net assets, end of period (000’s)	$11,175	$12,789	$17,392	$17,424	$25,982	$24,040
Portfolio turnover rate	16.24%	1.55%	10.39%	4.49%	2.00%	—%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited)

Franklin Zero Coupon Fund – 2010	Principal Amount	Value
U.S. Government and Agency Securities 57.7%
FHLMC, Strip,
7/15/10	$11,150,000	$11,147,135
1/15/11	10,629,000	10,589,726
FICO, Strip, A, 8/08/10	7,000,000	6,993,959
FNMA, Strip,
8/01/10	8,250,000	8,242,105
8/12/10	1,230,000	1,229,034
International Bank for Reconstruction & Development (Supranationala),
2, zero cpn., 2/15/11	500,000	498,248
zero cpn., 2/15/11	1,392,000	1,387,122
Resolution Funding, Strip, 10/15/10	10,000,000	9,985,990
TVA, Strip, 10/15/10	1,320,000	1,316,972
U.S. Treasury, Strip,
2/15/11	1,000,000	998,214
2/15/11	4,000,000	3,996,396

Total U.S. Government and Agency Securities (Cost $55,615,592)		56,384,901

Short Term Investments 42.5%
U.S. Government and Agency Securities 20.5%
[b]FNMA, 11/12/10	5,000,000	4,996,465
U.S. Treasury, Strip,
11/15/10	7,000,000	6,994,575
11/15/10	8,000,000	7,994,528

Total U.S. Government and Agency Securities (Cost $19,979,698)		19,985,568

Total Investments before Repurchase Agreements (Cost $75,595,290)		76,370,469

Repurchase Agreements (Cost $21,455,786) 22.0%
[c]Joint Repurchase Agreement, 0.011%, 7/01/10 (Maturity Value $21,455,793)	21,455,786	21,455,786
Banc of America Securities LLC (Maturity Value $2,626,403)
Barclays Capital Inc. (Maturity Value $2,889,024)
BNP Paribas Securities Corp. (Maturity Value $5,252,807)
Credit Suisse Securities (USA) LLC (Maturity Value $5,252,807)
Deutsche Bank Securities Inc. (Maturity Value $182,161)
HSBC Securities (USA) Inc. (Maturity Value $1,313,094)
Morgan Stanley & Co. Inc. (Maturity Value $2,626,403)
UBS Securities LLC (Maturity Value $1,313,094)
Collateralized by U.S. Government Agency Securities, 4.25% - 5.25%, 11/15/10 - 11/17/17; [b]U.S. Government Agency Discount Notes, 12/27/10; and U.S. Treasury Notes, 1.00% - 3.625%, 12/31/11 - 8/15/19

Total Investments (Cost $97,051,076) 100.2%		97,826,255
Other Assets, less Liabilities (0.2)%		(232,401)

Net Assets 100.0%		$97,593,854

See Abbreviations on page FZ-17.

aA supranational organization is an entity formed by two or more central governments through international treaties.

bThe security is traded on a discount basis with no stated coupon rate.

cSee Note 1(b) regarding joint repurchase agreement.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2010 (unaudited)

Franklin Zero Coupon Fund – 2010
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$75,595,290
Cost - Repurchase agreements	21,455,786

Total cost of investments	$97,051,076

Value - Unaffiliated issuers	$76,370,469
Value - Repurchase agreements	21,455,786

Total value of investments	97,826,255
Receivables from capital shares sold	1,023
Other assets	283

Total assets	97,827,561

Liabilities:
Payables:
Capital shares redeemed	129,085
Affiliates	55,132
Reports to shareholders	44,440
Accrued expenses and other liabilities	5,050

Total liabilities	233,707

Net assets, at value	$97,593,854

Net assets consist of:
Paid-in capital	$92,285,060
Undistributed net investment income	2,020,358
Net unrealized appreciation (depreciation)	775,179
Accumulated net realized gain (loss)	2,513,257

Net assets, at value	$97,593,854

Class 1:
Net assets, at value	$86,419,149

Shares outstanding	5,738,039

Net asset value and maximum offering price per share	$15.06

Class 2:
Net assets, at value	$11,174,705

Shares outstanding	743,504

Net asset value and maximum offering price per share	$15.03

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2010 (unaudited)

Franklin Zero Coupon Fund – 2010
Investment income:
Interest	$2,370,261

Expenses:
Management fees (Note 3a)	319,472
Distribution fees - Class 2 (Note 3c)	14,700
Unaffiliated transfer agent fees	357
Custodian fees (Note 4)	804
Reports to shareholders	10,858
Professional fees	1,259
Trustees’ fees and expenses	408
Other	2,400

Total expenses	350,258

Net investment income	2,020,003

Realized and unrealized gains (losses):
Net realized gain (loss) from investments	2,573,339
Net change in unrealized appreciation (depreciation) on investments	(4,199,541)

Net realized and unrealized gain (loss)	(1,626,202)

Net increase (decrease) in net assets resulting from operations	$393,801

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Zero Coupon Fund – 2010
	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31, 2009

Increase (decrease) in net assets:
Operations:
Net investment income	$2,020,003	$5,910,229
Net realized gain (loss) from investments	2,573,339	622,436
Net change in unrealized appreciation (depreciation) on investments	(4,199,541)	(6,043,006)

Net increase (decrease) in net assets resulting from operations	393,801	489,659

Distributions to shareholders from:
Net investment income:
Class 1	(5,260,343)	(5,207,491)
Class 2	(648,216)	(646,473)
Net realized gains:
Class 1	(134,770)	—
Class 2	(17,580)	—

Total distributions to shareholders	(6,060,909)	(5,853,964)

Capital share transactions: (Note 2)
Class 1	(8,921,405)	(16,956,073)
Class 2	(980,740)	(3,966,639)

Total capital share transactions	(9,902,145)	(20,922,712)

Net increase (decrease) in net assets	(15,569,253)	(26,287,017)
Net assets:
Beginning of period	113,163,107	139,450,124

End of period	$97,593,854	$113,163,107

Undistributed net investment income included in net assets:
End of period	$2,020,358	$5,908,914

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Franklin Zero Coupon Fund – 2010

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-one separate funds. The Franklin Zero Coupon Fund – 2010 (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. At June 30, 2010, 88.53% of the Fund’s shares were held through one insurance company. The Fund offers two classes of shares: Class 1 and Class 2. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege. The Fund matures on December 17, 2010.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Repurchase agreements are valued at cost, which approximates market value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b. Joint Repurchase Agreement

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the fund to the seller, collateralized by securities which are delivered to the fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The joint repurchase agreement held by the Fund at period end had been entered into on June 30, 2010.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Zero Coupon Fund – 2010

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

c. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains. As a result, no provision for federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. As of June 30, 2010, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination by such taxing authorities, which in the case of the U.S. is three years after the filing of a fund’s tax return.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

e. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Zero Coupon Fund – 2010

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2010, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2010		Year Ended December 31, 2009
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	83,576	$1,337,392	1,819,951	$29,826,153
Shares issued in reinvestment of distributions	358,241	5,395,113	328,756	5,207,491
Shares redeemed	(977,963)	(15,653,910)	(3,190,283)	(51,989,717)

Net increase (decrease)	(536,146)	$(8,921,405)	(1,041,576)	$(16,956,073)

Class 2 Shares:
Shares sold	12,148	$193,393	81,740	$1,332,078
Shares issued in reinvestment of distributions	44,298	665,796	40,916	646,473
Shares redeemed	(115,640)	(1,839,929)	(366,853)	(5,945,190)

Net increase (decrease)	(59,194)	$(980,740)	(244,197)	$(3,966,639)

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	In excess of $15 billion

b. Administrative Fees

Under an agreement with Advisers FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Zero Coupon Fund – 2010

3. TRANSACTIONS WITH AFFILIATES (continued)

c. Distribution Fees

The Fund’s Board of Trustees has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets. The Board of Trustees has agreed to limit the current rate to 0.25% per year.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2010, there were no credits earned.

5. INCOME TAXES

At June 30, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$97,075,738

Unrealized appreciation	$751,426
Unrealized depreciation	(909)

Net unrealized appreciation (depreciation)	$750,517

Net investment income differs for financial statement and tax purposes primarily due to differing treatment of bond discounts.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and bond discounts.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2010, aggregated $14,975,200 and $55,640,520, respectively.

7. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively “Borrowers”), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 21, 2011. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Zero Coupon Fund – 2010

and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.10% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended June 30, 2010, the Fund did not use the Global Credit Facility.

8. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At June 30, 2010, all of the Fund’s investments in securities carried at fair value were in Level 2 inputs. For detailed industry descriptions, see the accompanying Statement of Investments.

9. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS
Selected Portfolio
FHLMC - Federal Home Loan Mortgage Corp.
FICO - Financing Corp.
FNMA - Federal National Mortgage Association
TVA - Tennessee Valley Authority

7. CREDIT FACILITY (continued)

MUTUAL GLOBAL DISCOVERY SECURITIES FUND

This semiannual report for Mutual Global Discovery Securities Fund covers the period ended June 30, 2010.

Performance Summary as of 6/30/10

Mutual Global Discovery Securities Fund – Class 2 had a -2.82% total return for the six-month period ended 6/30/10.

Performance reflects the Fund’s Class 2 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Mutual Global Discovery Securities Fund – Class 2

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

MGD-1

Fund Goal and Main Investments: Mutual Global Discovery Securities Fund seeks capital appreciation. The Fund normally invests primarily in U.S. and foreign equity securities that the manager believes are undervalued. The Fund also invests, to a lesser extent, in risk arbitrage securities and distressed companies.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. Compared with its benchmarks, the Fund performed better than the Morgan Stanley Capital International (MSCI) World Index, which had a -9.56% total return, and the Standard & Poor’s 500 Index (S&P 500), which had a -6.65% total return for the same period.1

Economic and Market Overview

During the six months under review, economic indicators remained mixed. The International Monetary Fund raised its global economic growth estimates and global manufacturing continued to expand for most of the period; however, labor market weakness persisted and U.S. property markets experienced a further sharp decline after a stimulus tax credit for first-time homebuyers expired. Corporate fundamentals remained strong, and the majority of earnings announcements around the world beat expectations despite growing concerns about margin preservation and the sustainability of earnings momentum. Yet stock markets largely ignored such encouraging fundamentals and reacted instead to economic news, leading to across-the-board equity sector declines. As a result of ongoing economic uncertainty, developed world policymakers maintained interest rates at very low levels. However, policymakers in a number of emerging markets began to incrementally withdraw stimulus measures by phasing out incentive programs and cautiously allowing interest rates and foreign exchange rates to rise.

Global equities entered 2010 with positive momentum as corporate earnings and economic indicators continued to recover from the worst recessionary conditions in a half century. However, significant downward volatility returned in the latter part of the semiannual period as growing concerns about the state of sovereign finances accompanied by several sovereign credit downgrades in Europe, along with renewed worries about the sustainability of the fragile economic recovery, triggered a broad-based sell-off. Investors’ resurgent risk aversion

1. Source: © 2010 Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

Fund Risks: The Fund’s investments in stocks may offer the potential for long-term gains but can be subject to short-term price fluctuations. Investments in companies involved in mergers, liquidations, reorganizations and distressed bankruptcy, which may include defaulted debt, involve higher credit and other risks. Foreign investing, especially in emerging markets, involves additional risks, including currency fluctuations, economic instability, market volatility, and political and social instability. Smaller and midsize company securities involve special risks, such as relatively small revenues, limited product lines and small market share. The Fund’s investment in certain hedging and derivative instruments may involve a small investment relative to the risk assumed. The Fund’s prospectus also includes a description of the main investment risks.

MGD-2

caused more economically sensitive and cyclical sectors that had led returns since the March 2009 market bottom to markedly lag behind the more defensive or counter-cyclical sectors that had been relatively out of favor. European policymakers responded to credit market fears by pledging 750 billion euros in liquidity to help stabilize markets and forestall government debt defaults. However, the intervention did little to quell investor anxiety. Virtually all equity sectors and regions ended the reporting period with losses, the euro fell to its lowest level since 2006, and a renewed flight to safety further compressed already meager U.S. Treasury yields.

Investment Strategy

At Mutual Series, we are committed to our distinctive value approach to investing. Our major investment strategy is investing in undervalued stocks. When selecting undervalued equities, we are attracted to fundamentally strong companies with healthy balance sheets, high-quality assets, substantial free cash flow and shareholder-oriented management teams and whose stocks are trading at discounts to our assessment of the companies’ intrinsic or business value. We also look for asset rich companies whose shares may be trading at depressed levels due to concerns over short-term earnings disappointments, litigation, management strategy or other perceived negatives. While the vast majority of our undervalued equity investments are made in publicly traded companies globally, we may invest occasionally in privately held companies as well.

We complement this more traditional investment strategy with two others. One is distressed investing, which is complex and can take many forms. The most common distressed investment the Fund undertakes is the purchase of financially troubled or bankrupt companies’ debt at a substantial discount to face value. After the financially distressed company is reorganized, often in bankruptcy court, the old debt is typically replaced with new securities issued by the financially stronger company.

The other piece of our investment strategy is participating in arbitrage situations, another highly specialized field. When companies announce proposed mergers or takeovers, commonly referred to as “deals,” the target company may trade at a discount to the bid it ultimately accepts. One form of arbitrage involves purchasing the target company’s stock when it is trading below the value we believe it would receive in a deal. In keeping with our commitment to a relatively conservative investment

MGD-3

approach, we typically focus our arbitrage efforts on announced deals, and eschew rumored deals or other situations we consider relatively risky.

In addition, it is our practice to hedge the Fund’s currency exposure when we deem it advantageous for our shareholders.

Manager’s Discussion

During the first half of 2010, the Fund’s top performers included Carlsberg, Schindler Holding and British American Tobacco (BAT).

Shares of Carlsberg performed well during the period as the outlook for its largest market (Russia) began to improve and confidence rose that the company could achieve longer term margin targets for its western European operation. The Russian market was impacted by weak consumer demand and regulation challenges, but we believe data released during the period suggested there could be a more positive trend moving forward. In addition, regulations on beer sales turned out to be less severe than first expected. All these factors helped the position become a key contributor to the portfolio.

Share-price strength in Schindler, a Swiss elevator and escalator manufacturer, resulted largely from rising new orders during fourth quarter 2009, which continued into first quarter 2010. This positive momentum underpinned investor confidence in the company’s ability to achieve 14% margins, in line with its internal targets. Given the product’s safety requirements, low level of profitability on the initial installation and high maintenance requirements, we believe Schindler has a relatively low risk of competition from the Chinese, a concern that weighed on other industrial companies.

BAT shares appreciated after the company reported earnings that exceeded analysts’ estimates. In addition, the value of the British pound weakened against a variety of currencies during the first half of 2010. The company earns the vast majority of its profits outside the U.K., and many analysts raised their earnings estimates for BAT as the pound weakened.

Against the backdrop of a global stock market retreat, several Fund holdings detracted from performance. Among the worst were Transocean, Microsoft and Intesa SanPaolo.

Transocean is the world’s largest offshore drilling contractor and owns a diversified fleet of deepwater, mid-water and shallow water rigs. Transocean’s stock price posted a steep decline during the period after its

Top 10 Sectors/Industries

Mutual Global Discovery Securities Fund

Based on Equity Securities 6/30/10

% of Total Net Assets
Tobacco	11.5%
Food Products	6.5%
Beverages	5.4%
Commercial Banks	5.3%
Insurance	3.9%
Diversified Financial Services	3.6%
Food & Staples Retailing	3.5%
Capital Markets	3.1%
Industrial Conglomerates	2.8%
Wireless Telecommunication Services	2.8%

MGD-4

Deepwater Horizon rig, which was part of a joint effort with well operator BP, caught fire and sank in the Gulf of Mexico, triggering the biggest oil spill and environmental disaster in U.S. history. While investigations into the exact cause of the fire and resultant liabilities were ongoing at the end of June and could take years, we continued to believe the company is insured for the rig and loss of life and that its liability with respect to environmental clean-up should remain limited.

Microsoft was in the midst of a major product upgrade cycle, with new versions of core products like Windows and Office being released in 2009 and 2010. Microsoft shares had been strong in 2009 in anticipation of this product cycle and the resumption of enterprise IT spending, but in the first half of 2010 the share price deteriorated. In particular, the share price plummeted in May and June as fears of a double-dip recession and currency headwinds weighed on investors’ assessment of future sales.

Intesa SanPaolo underperformed with other European banks during the period due to sovereign debt and regulatory concerns. In this environment, we preferred the company’s solid liquidity, leverage and capital ratios as well as its limited investment banking exposure, which we believe reduced risk to onerous new regulatory rules. The company also had a small exposure to sovereign debt in Greece, Spain, Ireland or Portugal. Although near-term earnings may continue to be muted, at period-end we still believed that Intesa SanPaolo’s valuation was compelling at tangible book value.

Finally, investors should note that we maintained our currency hedging posture of being generally hedged to the U.S. dollar for most of our non-U.S. holdings. Since the dollar was stronger compared with most foreign currencies during the first half of 2010, our hedging strategy positively impacted performance.

Thank you for your participation in Mutual Global Discovery Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Holdings

Mutual Global Discovery Securities Fund 6/30/10

Company Sector/Industry, Country	% of Total Net Assets
Nestle SA	2.9%
Food Products, Switzerland
British American Tobacco PLC	2.7%
Tobacco, U.K.
Carlsberg AS, A & B	2.5%
Beverages, Denmark
Imperial Tobacco Group PLC	2.4%
Tobacco, U.K.
CIT Group Inc.	1.9%
Diversified Financial Services, U.S.
Schindler Holding AG	1.9%
Machinery, Switzlerland
Pernod Ricard SA	1.9%
Beverages, France
Vodafone Group PLC	1.9%
Wireless Telecommunication Services, U.K.
Jardine Strategic Holdings Ltd.	1.8%
Industrial Conglomerates, Hong Kong
Bank of America Corp.	1.8%
Diversified Financial Services, U.S.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

MGD-5

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Mutual Global Discovery Securities Fund – Class 2

MGD-6

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 2	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Fund-Level Expenses Incurred During Period* 1/1/10–6/30/10
Actual	$1,000	$971.80	$6.21
Hypothetical (5% return before expenses)	$1,000	$1,018.50	$6.36

*Expenses are calculated using the most recent six-month annualized expense ratio for the Fund’s Class 2 shares (1.27%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

MGD-7

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Mutual Global Discovery Securities Fund

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31,
Class 1		2009		2008	2007	2006	2005

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$19.14	$16.12		$24.08	$22.05	$18.85	$16.44

Income from investment operations[a]:
Net investment income[b]	0.24	0.19	[c]	0.37	0.47	0.52	0.25
Net realized and unrealized gains (losses)	(0.75)	3.57		(6.95)	2.22	3.69	2.40

Total from investment operations	(0.51)	3.76		(6.58)	2.69	4.21	2.65

Less distributions from:
Net investment income	—	(0.26)		(0.52)	(0.38)	(0.25)	(0.24)
Net realized gains	—	(0.48)		(0.86)	(0.28)	(0.76)	—

Total distributions	—	(0.74)		(1.38)	(0.66)	(1.01)	(0.24)

Net asset value, end of period	$18.63	$19.14		$16.12	$24.08	$22.05	$18.85

Total return[d]	(2.66)%	23.63%		(28.29)%	12.17%	23.32%	16.28%
Ratios to average net assets[e]
Expenses[f]	1.02%	1.06%	[g]	0.98% [g]	0.97% [g]	1.03% [g]	1.02%	[g]
Expenses - excluding dividend expense on securities sold short	0.98%	0.97%	[g]	0.98% [g]	0.97% [g]	1.00% [g]	1.00%	[g]
Net investment income	2.44%	1.07%	[c]	1.82%	1.96%	2.44%	1.37%

Supplemental data
Net assets, end of period (000’s)	$79,149	$86,755		$81,320	$142,751	$146,229	$136,508
Portfolio turnover rate	27.54%	43.35%		22.76%	28.20%	19.83%	22.94%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cNet investment income per share includes approximately $(0.03) per share related to an adjustment for uncollectible interest. Excluding the effect of this adjustment, the ratio of net investment income to average net assets would have been 1.26%.

dTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fIncludes dividend expense on securities sold short which varies from period to period. See below for expense ratios that reflect only operating expenses.

gBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

MGD-8

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Mutual Global Discovery Securities Fund

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31,
Class 2		2009		2008	2007	2006	2005

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$18.81	$15.85		$23.69	$21.73	$18.60	$16.25

Income from investment operations[a]:
Net investment income[b]	0.21	0.14	[c]	0.32	0.40	0.43	0.19
Net realized and unrealized gains (losses)	(0.74)	3.50		(6.84)	2.18	3.68	2.38

Total from investment operations	(0.53)	3.64		(6.52)	2.58	4.11	2.57

Less distributions from:
Net investment income	—	(0.20)		(0.46)	(0.34)	(0.22)	(0.22)
Net realized gains	—	(0.48)		(0.86)	(0.28)	(0.76)	—

Total distributions	—	(0.68)		(1.32)	(0.62)	(0.98)	(0.22)

Net asset value, end of period	$18.28	$18.81		$15.85	$23.69	$21.73	$18.60

Total return[d]	(2.82)%	23.31%		(28.45)%	11.85%	23.06%	15.97%
Ratios to average net assets[e]
Expenses[f]	1.27%	1.31%	[g]	1.23% [g]	1.22% [g]	1.28% [g]	1.28%	[g]
Expenses - excluding dividend expense on securities sold short	1.23%	1.22%	[g]	1.23% [g]	1.22% [g]	1.25% [g]	1.25%	[g]
Net investment income	2.19%	0.82%	[c]	1.57%	1.71%	2.19%	1.12%

Supplemental data
Net assets, end of period (000’s)	$1,204,932	$1,309,852		$1,113,720	$1,867,484	$1,365,575	$811,975
Portfolio turnover rate	27.54%	43.35%		22.76%	28.20%	19.83%	22.94%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cNet investment income per share includes approximately $(0.03) per share related to an adjustment for uncollectible interest. Excluding the effect of this adjustment, the ratio of net investment income to average net assets would have been 1.01%.

dTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fIncludes dividend expense on securities sold short which varies from period to period. See below for expense ratios that reflect only operating expenses.

gBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

MGD-9

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Mutual Global Discovery Securities Fund

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31,
Class 4		2009		2008[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$19.02	$16.07		$22.50

Income from investment operations[b]:
Net investment income[c]	0.20	0.11	[d]	0.09
Net realized and unrealized gains (losses)	(0.74)	3.56		(5.14)

Total from investment operations	(0.54)	3.67		(5.05)

Less distributions from:
Net investment income	—	(0.24)		(0.52)
Net realized gains	—	(0.48)		(0.86)

Total distributions	—	(0.72)		(1.38)

Net asset value, end of period	$18.48	$19.02		$16.07

Total return[e]	(2.84)%	23.19%		(23.48)%
Ratios to average net assets[f]
Expenses[g]	1.37%	1.41%	[h]	1.33% [h]
Expenses - excluding dividend expense on securities sold short	1.33%	1.32%	[h]	1.32% [h]
Net investment income	2.09%	0.72%	[d]	1.47%

Supplemental data
Net assets, end of period (000’s)	$59,913	$59,178		$23,981
Portfolio turnover rate	27.54%	43.35%		22.76%

aFor the period February 29, 2008 (effective date) to December 31, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dNet investment income per share includes approximately $(0.03) per share related to an adjustment for uncollectible interest. Excluding the effect of this adjustment, the ratio of net investment income to average net assets would have been 0.91%.

eTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gIncludes dividend expense on securities sold short which varies from period to period. See below for expense ratios that reflect only operating expenses.

hBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

MGD-10

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited)

Mutual Global Discovery Securities Fund	Country	Shares/ Warrants/ Contracts	Value
Common Stocks and Other Equity Interests 84.5%
Airlines 0.0%
[a,b,c]Northwest Airlines Corp., Contingent Distribution	United States	8,167,000	$—

Auto Components 0.2%
[a,b,c]Collins & Aikman Products Co., Contingent Distribution	United States	218,708	2,187
[a,b,c]Dana Holding Corp., Contingent Distribution	United States	2,673,000	—
[a,d]IACNA Investor LLC	United States	47,271	473
[a,d,e]International Automotive Components Group Brazil LLC	Brazil	424,073	680,527
[a,d,e]International Automotive Components Group Japan LLC	Japan	74,174	418,338
[a,d,e]International Automotive Components Group LLC	Luxembourg	1,512,200	1,081,571
[a,d,e]International Automotive Components Group NA LLC, A	United States	1,353,608	983,897

			3,166,993

Automobiles 1.3%
[a]Daimler AG (EUR Traded)	Germany	323,994	16,618,558
[a]Daimler AG (USD Traded)	Germany	2,800	141,540

			16,760,098

Beverages 5.4%
Carlsberg AS, A	Denmark	7,100	550,297
Carlsberg AS, B	Denmark	442,162	33,900,200
Coca-Cola Enterprises Inc.	United States	189,800	4,908,228
Dr. Pepper Snapple Group Inc.	United States	191,410	7,156,820
Pernod Ricard SA	France	327,808	25,653,316

			72,168,861

Biotechnology 0.5%
[a]Amgen Inc.	United States	135,290	7,116,254

Capital Markets 3.1%
The Goldman Sachs Group Inc.	United States	56,890	7,467,950
Morgan Stanley	United States	626,650	14,544,547
[a]UBS AG (CHF Traded)	Switzerland	1,445,336	19,384,648

			41,397,145

Chemicals 1.4%
Airgas Inc.	United States	82,831	5,152,088
[a,b,c]Dow Corning Corp., Contingent Distribution	United States	300,000	—
Linde AG	Germany	97,340	10,300,004
Sika AG	Switzerland	1,886	3,358,642

			18,810,734

Commercial Banks 5.3%
[a,d,f]The Bankshares Inc.	United States	800,000	2,754,144
Barclays PLC	United Kingdom	3,505,494	14,173,534
BNP Paribas	France	262,466	14,372,750
[a,d]Elephant Capital Holdings Ltd.	Japan	1,903	—
Intesa Sanpaolo SpA	Italy	3,779,142	10,100,070
[a,d]NCB Warrant Holdings Ltd., A	Japan	9,306	—
PNC Financial Services Group Inc.	United States	158,150	8,935,475
Wells Fargo & Co.	United States	802,340	20,539,904

			70,875,877

MGD-11

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Mutual Global Discovery Securities Fund	Country	Shares/ Warrants/ Contracts	Value
Common Stocks and Other Equity Interests (continued)
Commercial Services & Supplies 0.0%[g]
[a]Comdisco Holding Co. Inc.	United States	44	$395
[a,b,c]Comdisco Holding Co. Inc., Contingent Distribution	United States	1,863,000	—

			395

Computers & Peripherals 0.2%
[a,b,c]DecisionOne Corp., Contingent Distribution	United States	33,639	—
[a]Dell Inc.	United States	166,275	2,005,277

			2,005,277

Construction Materials 0.5%
CRH PLC	Ireland	337,406	7,073,646

Consumer Finance 0.2%
[a,d]Cerberus CG Investor I LLC	United States	2,431,677	1,118,572
[a,d]Cerberus CG Investor II LLC	United States	2,431,640	1,118,554
[a,d]Cerberus CG Investor III LLC	United States	1,215,984	559,353
[a,d]GMAC Inc.	United States	56	338,520

			3,134,999

Containers & Packaging 0.3%
Rexam PLC	United Kingdom	854,753	3,873,033

Diversified Financial Services 3.5%
Bank of America Corp.	United States	1,663,100	23,898,747
[a]CIT Group Inc.	United States	62,986	2,132,706
Deutsche Boerse AG	Germany	268,739	16,461,702
[a,b,c]Marconi Corp., Contingent Distribution	United Kingdom	1,739,100	—
[a,d]North American Financial Holdings Inc., 144A	United States	175,423	3,376,893
[a,d]North American Financial Holdings Inc., 144A, non-voting	United States	72,570	1,396,973

			47,267,021

Diversified Telecommunication Services 2.0%
[a,d]AboveNet Inc.	United States	36,827	1,737,498
[a,d]AboveNet Inc., stock grant, grant price $10.475, expiration date 9/09/13	United States	23	3,377
[a,d]AboveNet Inc., stock grant, grant price $30, expiration date 9/07/18	United States	5	343
[a,d]AboveNet Inc., wts., 9/08/10	United States	739	50,991
Cable & Wireless Communication PLC	United Kingdom	3,585,816	3,100,079
Cable & Wireless Worldwide PLC	United Kingdom	3,585,816	4,640,740
[a,b,c]Global Crossing Holdings Ltd., Contingent Distribution	United States	2,236,777	—
Telefonica SA	Spain	909,701	16,974,251

			26,507,279

Electric Utilities 2.7%
[a,b,c]Calpine Corp., Contingent Distribution	United States	1,400,000	—
E.ON AG	Germany	576,710	15,688,159
Exelon Corp.	United States	459,650	17,452,911
Prime Infrastructure Group	Australia	1,361,600	3,733,710

			36,874,780

Electrical Equipment 0.5%
Alstom SA	France	149,660	6,860,963

Energy Equipment & Services 3.2%
[a]BW Offshore Ltd.	Norway	3,040,522	3,551,247

MGD-12

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Mutual Global Discovery Securities Fund	Country	Shares/ Warrants/ Contracts	Value
Common Stocks and Other Equity Interests (continued)
Energy Equipment & Services (continued)
[a]Compagnie Generale de Geophysique SA	France	345,440	$6,232,243
[a,d]MPF Corp. Ltd.	Norway	1,460,000	—
[a]Petroleum Geo-Services ASA	Norway	11,710	99,158
[a]Pride International Inc.	United States	319,600	7,139,864
Seadrill Ltd.	Bermuda	781,506	14,292,180
Smith International Inc.	United States	180,000	6,777,000
[a]Transocean Ltd.	United States	117,343	5,436,501

			43,528,193

Food & Staples Retailing 3.5%
Carrefour SA	France	448,729	17,969,771
CVS Caremark Corp.	United States	766,540	22,474,953
Koninklijke Ahold NV	Netherlands	547,430	6,806,372

			47,251,096

Food Products 6.5%
CSM NV	Netherlands	158,459	4,737,909
Danone	France	244,436	13,215,000
Farmer Brothers Co.	United States	60,060	906,305
Kraft Foods Inc., A	United States	762,346	21,345,688
Lotte Confectionery Co. Ltd.	South Korea	195	203,250
Nestle SA	Switzerland	815,931	39,504,334
Nong Shim Co. Ltd.	South Korea	24,215	4,533,198
Rieber & Son ASA	Norway	400,605	2,524,175

			86,969,859

Health Care Equipment & Supplies 1.0%
Alcon Inc.	Switzerland	51,211	7,588,958
[a]Boston Scientific Corp.	United States	883,480	5,124,184

			12,713,142

Health Care Providers & Services 1.7%
Rhoen-Klinikum AG	Germany	608,573	13,607,195
UnitedHealth Group Inc.	United States	333,450	9,469,980

			23,077,175

Hotels, Restaurants & Leisure 1.1%a
[a]Accor SA	France	278,320	13,021,337
Ladbrokes PLC	United Kingdom	1,219,165	2,319,382

			15,340,719

Household Durables 0.2%
Stanley Black & Decker Inc.	United States	55,767	2,817,349

Independent Power Producers & Energy Traders 0.1%
[a]NRG Energy Inc.	United States	59,000	1,251,390

Industrial Conglomerates 2.8%
Jardine Matheson Holdings Ltd.	Hong Kong	398,522	14,004,063
Jardine Strategic Holdings Ltd.	Hong Kong	1,157,650	24,102,273

			38,106,336

MGD-13

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Mutual Global Discovery Securities Fund	Country	Shares/ Warrants/ Contracts	Value
Common Stocks and Other Equity Interests (continued)
Insurance 3.9%
ACE Ltd.	United States	356,360	$18,345,413
[a]Alleghany Corp.	United States	4,148	1,216,608
[a]Berkshire Hathaway Inc., A	United States	45	5,400,000
[a]Berkshire Hathaway Inc., B	United States	72,750	5,797,447
E-L Financial Corp. Ltd.	Canada	8,478	3,623,417
[a,d]Imagine Group Holdings Ltd.	Bermuda	239,310	2,720,859
[a,d]Olympus Re Holdings Ltd.	United States	2,140	1,618
PartnerRe Ltd.	Bermuda	151,240	10,607,974
Zurich Financial Services AG	Switzerland	20,860	4,633,836

			52,347,172

IT Services 0.0%[g]
[d]Glodyne Technoserve Ltd.	India	1,332	19,282

Machinery 1.9%
[a,d,e]MCII Holdings Inc.	United States	383	—
Schindler Holding AG, PC	Switzerland	266,386	22,582,832
Schindler Holding AG, Registered	Switzerland	42,060	3,526,619

			26,109,451

Marine 1.5%
A.P. Moller—Maersk AS, B	Denmark	2,494	19,846,176

Media 2.1%
British Sky Broadcasting Group PLC	United Kingdom	341,121	3,573,592
Daekyo Co. Ltd.	South Korea	5,820	25,930
Eutelsat Communications	France	520,271	17,538,343
Time Warner Inc.	United States	222,200	6,423,802
[a,c]TVMAX Holdings Inc.	United States	8,935	—

			27,561,667

Multi-Utilities 1.8%
GDF Suez	France	485,354	13,951,028
Hera SpA	Italy	1,864,274	3,080,667
RWE AG	Germany	112,030	7,373,557

			24,405,252

Office Electronics 0.9%
Xerox Corp.	United States	1,514,117	12,173,501

Oil, Gas & Consumable Fuels 2.8%
BP PLC	United Kingdom	769,411	3,667,444
Royal Dutch Shell PLC, A	United Kingdom	798,282	20,260,675
Total SA, B	France	275,896	12,474,290
Total SA, B, ADR	France	19,340	863,338

			37,265,747

Pharmaceuticals 2.4%
Eli Lilly & Co.	United States	539,140	18,061,190
Pfizer Inc.	United States	954,520	13,611,455

			31,672,645

Professional Services 0.1%
Teleperformance	France	42,803	1,075,099

MGD-14

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Mutual Global Discovery Securities Fund	Country	Shares/ Warrants/ Contracts	Value
Common Stocks and Other Equity Interests (continued)
Real Estate Investment Trusts (REITs) 1.7%
The Link REIT	Hong Kong	9,396,000	$23,408,252

Real Estate Management & Development 0.8%
[a,c]Canary Wharf Group PLC	United Kingdom	487,324	2,151,452
Great Eagle Holdings Ltd.	Hong Kong	1,613,524	4,139,951
Swire Pacific Ltd., B	Hong Kong	1,949,472	4,175,777

			10,467,180

Software 2.4%
Microsoft Corp.	United States	806,798	18,564,422
Nintendo Co. Ltd.	Japan	47,500	14,157,052

			32,721,474

Tobacco 11.5%
Altria Group Inc.	United States	604,821	12,120,613
British American Tobacco PLC	United Kingdom	1,153,033	36,815,103
Imperial Tobacco Group PLC	United Kingdom	1,130,587	31,747,692
ITC Ltd.	India	1,453,259	9,539,702
Japan Tobacco Inc.	Japan	5,100	16,019,342
Lorillard Inc.	United States	311,020	22,387,219
Philip Morris International Inc.	United States	204,981	9,396,329
Reynolds American Inc.	United States	314,950	16,415,194

			154,441,194

Trading Companies & Distributors 0.6%
[a]Kloeckner & Co. SE	Germany	467,280	8,310,389

Transportation Infrastructure 0.1%
Groupe Eurotunnel SA	France	166,868	1,137,475

Wireless Telecommunication Services 2.8%
SK Telecom Co. Ltd., ADR	South Korea	838,020	12,344,035
Vodafone Group PLC	United Kingdom	12,007,170	24,969,236

			37,313,271

Total Common Stocks and Other Equity Interests (Cost $1,115,704,725)			1,135,223,841

Preferred Stocks 1.4%
Automobiles 1.2%
Volkswagen AG, pfd.	Germany	188,845	16,762,637

Diversified Financial Services 0.1%
[a,d]Hightower Holding, LLC, pfd., A, Series 2	United States	557,107	1,477,392

Diversified Telecommunication Services 0.0%[g]
[a,d]PTV Inc., 10.00%, pfd., A	United Kingdom	4,289	590

Machinery 0.1%
[a,d,e]MCII Holdings Inc., PIK, pfd., A	United States	3,074	781,154

Total Preferred Stocks (Cost $21,444,442)			19,021,773

		Principal[h] Amount
Corporate Bonds, Notes and Senior Floating Rate Interests 5.5%
[i,j]Avaya Inc., Term Loan B-1, FRN, 3.26%, 10/26/14	United States	18,460,000	15,837,148
[d,k]Cerberus CG Investor I LLC, 12.00%, 7/31/14	United States	1,897,400	872,804

MGD-15

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Mutual Global Discovery Securities Fund	Country	Principal [h] Amount	Value
Corporate Bonds, Notes and Senior Floating Rate Interests (continued)
[d,k]Cerberus CG Investor II LLC, 12.00%, 7/31/14	United States	1,897,400	$872,804
[d,k]Cerberus CG Investor III LLC, 12.00%, 7/31/14	United States	948,700	436,402
CIT Group Inc.,
[j]New Term Loan Tranche 1B, FRN, 13.00%, 1/20/12	United States	272,419	281,647
senior secured sub. bond, 7.00%, 5/01/13	United States	1,929,967	1,857,593
senior secured sub. bond, 7.00%, 5/01/14	United States	3,208,454	3,040,010
senior secured sub. bond, 7.00%, 5/01/15	United States	3,298,454	3,067,562
senior secured sub. bond, 7.00%, 5/01/16	United States	8,060,424	7,395,439
senior secured sub. bond, 7.00%, 5/01/17	United States	7,509,394	6,796,002
[j]Term Loan Tranche 2A, FRN, 9.50%, 1/20/12	United States	1,562,278	1,599,968
[i,j]First Data Corp., FRN, Term Loan, 3.097%, 9/24/14,
B-1	United States	6,122,843	5,164,447
B-2	United States	1,143,111	965,643
B-3	United States	381,011	321,108
[c,e,j]International Automotive Components Group NA Inc., Revolver, FRN, 5.50%, 1/18/13	United States	268,430	268,430
[d,e,k]International Automotive Components Group NA LLC, 9.00%, 4/01/17	United States	407,500	400,522
[j]Realogy Corp.,
Delayed Draw Term Loan B, FRN, 3.292%, 10/10/13	United States	6,265,195	5,341,079
Initial Term Loan B, FRN, 3.292%, 10/10/13	United States	8,931,378	7,614,000
Synthetic Letter of Credit, FRN, 3.349%, 10/10/13	United States	1,966,061	1,676,067
Seadrill Ltd., cvt., senior note, 3.625%, 11/08/12	Bermuda	1,400,000	1,288,000
[j]Texas Competitive Electric Holdings Co. LLC, Delayed Draw Term Loan, FRN, 3.85%, 10/10/14	United States	11,029,454	8,108,623
[c,k]TVMAX Holdings Inc., PIK,
11.50%, 7/31/10	United States	44,887	—
14.00%, 7/31/10	United States	73,712	—

Total Corporate Bonds, Notes and Senior Floating Rate Interests (Cost $76,038,961)			73,205,298

		Shares
Companies in Liquidation 0.0%[g]
[a]Adelphia Recovery Trust	United States	5,379,562	178,601
[a,b]Adelphia Recovery Trust, Arahova Contingent Value Vehicle, Contingent Distribution	United States	386,774	91,859
[a,b,c]Century Communications Corp., Contingent Distribution	United States	1,074,000	—
[a,d]FIM Coinvestor Holdings I, LLC	United States	2,077,368	—

Total Companies in Liquidation (Cost $574, 903)			270,460

Total Investments before Short Term Investments (Cost $1,213,763,031)			1,227,721,372

		Principal [h] Amount
Short Term Investments 6.0%
U.S. Government and Agency Securities 6.0%
[l]FHLB, 7/01/10	United States	13,000,000	13,000,000
[l]U.S. Treasury Bills, 9/09/10	United States	25,000,000	24,992,850
[l,m]U.S. Treasury Bills, 7/08/10 - 10/21/10	United States	43,000,000	42,987,381

Total U.S. Government and Agency Securities (Cost $80,973,124)			80,980,231

Total Investments before Money Market Funds (Cost $1,294,736,155)			1,308,701,603

MGD-16

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Mutual Global Discovery Securities Fund	Country	Shares	Value
Money Market Funds (Cost $31,953) 0.0%[g]
[a]Bank of New York Institutional Cash Reserve Fund, Series B	United States	31,953	$25,562

Total Investments (Cost $1,294,768,108) 97.4%			1,308,727,165
Securities Sold Short (0.5)%			(6,938,972)
Other Assets, less Liabilities 3.1%			42,205,251

Net Assets 100.0%			$1,343,993,444

[n]Securities Sold Short (Proceeds $7,658,631) (0.5)%
Energy Equipment & Services (0.5)%
Schlumberger Ltd.	United States	125,388	$(6,938,972)

aNon-income producing.

bContingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

cSecurity has been deemed illiquid because it may not be able to be sold within seven days. At June 30, 2010, the aggregate value of these securities was $2,422,069, representing 0.18% of net assets.

dSee Note 9 regarding restricted securities.

eSee Note 13 regarding other considerations.

fSee Note 12 regarding holdings of 5% voting securities.

gRounds to less than 0.1% of net assets.

hThe principal amount is stated in U.S. dollars unless otherwise indicated.

iA portion or all of the security purchased on a delayed delivery basis. See Note 1(c).

jThe coupon rate shown represents the rate at period end.

kSee Note 7 regarding credit risk and defaulted securities.

lThe security is traded on a discount basis with no stated coupon rate.

mSecurity or a portion of the security has been segregated as collateral for securities sold short. At June 30, 2010, the value of this security and cash pledged amounted to $10,777,430.

nSee Note 1(e) regarding securities sold short.

MGD-17

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Mutual Global Discovery Securities Fund

At June 30, 2010, the Fund had the following forward exchange contracts outstanding. See Note 1(d).

Forward Exchange Contracts

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	DBAB	Buy	7,325,815	$9,042,987	7/16/10	$—	$(81,708)
Euro	SSBT	Buy	1,364,039	1,674,767	7/16/10	—	(6,211)
Euro	DBAB	Buy	2,050,000	2,500,488	7/16/10	7,168	—
Euro	BOFA	Buy	820,000	999,605	7/16/10	3,458	—
Euro	SSBT	Buy	133,882	162,016	7/16/10	1,755	—
Euro	SSBT	Sell	33,390,189	45,514,794	7/16/10	4,670,360	—
Euro	DBAB	Sell	2,133,505	2,850,958	7/16/10	241,156	—
South Korean Won	BOFA	Sell	7,539,162,500	6,775,000	7/20/10	616,308	—
South Korean Won	DBAB	Sell	1,450,800,000	1,300,000	7/20/10	114,851	—
Danish Krone	HAND	Buy	4,279,938	740,000	7/23/10	—	(37,149)
Danish Krone	HAND	Sell	3,685,920	600,000	7/23/10	—	(5,301)
Danish Krone	HAND	Buy	3,613,915	590,000	7/23/10	3,477	—
Danish Krone	SSBT	Sell	97,712,762	17,550,248	7/23/10	1,503,868	—
Danish Krone	HAND	Sell	7,206,900	1,200,000	7/23/10	16,484	—
Danish Krone	BOFA	Sell	7,250,640	1,200,000	7/23/10	9,301	—
Canadian Dollar	SSBT	Sell	3,357,146	3,340,444	7/30/10	187,602	—
Swiss Franc	SSBT	Sell	20,000,000	18,083,183	8/10/10	—	(480,157)
Swiss Franc	BOFA	Sell	20,000,000	18,083,183	8/10/10	—	(480,157)
Swiss Franc	DBAB	Buy	3,955,636	3,436,323	8/10/10	235,167	—
Swiss Franc	BOFA	Buy	907,796	786,509	8/10/10	56,078	—
Swiss Franc	SSBT	Buy	274,906	254,521	8/10/10	637	—
British Pound	DBAB	Sell	1,019,033	1,481,443	8/12/10	—	(41,409)
British Pound	BZWS	Sell	21,678,808	32,464,015	8/12/10	67,021	—
Norwegian Krone	HAND	Buy	89,608,856	14,773,562	8/16/10	—	(1,036,293)
Norwegian Krone	BOFA	Buy	28,140,000	4,738,969	8/16/10	—	(425,035)
Norwegian Krone	SSBT	Buy	32,545,005	5,030,881	8/16/10	—	(41,648)
Norwegian Krone	SSBT	Buy	3,746,536	566,138	8/16/10	8,215	—
Norwegian Krone	HAND	Buy	3,147,051	475,486	8/16/10	6,965	—
Norwegian Krone	SSBT	Sell	70,000,000	11,715,873	8/16/10	984,692	—
Norwegian Krone	DBAB	Sell	30,202,209	5,056,963	8/16/10	426,887	—
Norwegian Krone	HAND	Sell	70,000,000	11,307,831	8/16/10	576,650	—
Australian Dollar	DBAB	Buy	290,000	245,848	8/19/10	—	(3,379)
Australian Dollar	DBAB	Sell	1,790,000	1,551,930	8/19/10	55,312	—
Euro	SSBT	Buy	499,704	612,053	8/31/10	—	(628)
Euro	SSBT	Buy	655,444	784,793	8/31/10	17,191	—
Euro	BOFA	Buy	661,501	790,209	8/31/10	19,186	—
Euro	DBAB	Sell	21,435,733	29,027,654	8/31/10	2,799,455	—
Euro	SSBT	Sell	17,271,584	23,454,160	8/31/10	2,321,104	—
Euro	BOFA	Sell	3,055,763	4,144,601	8/31/10	405,650	—
Euro	BZWS	Sell	3,896,258	5,038,021	8/31/10	270,662	—
British Pound	DBAB	Buy	1,950,000	2,976,240	9/15/10	—	(62,177)
British Pound	BOFA	Buy	2,209,349	3,358,675	9/15/10	—	(57,042)
British Pound	SSBT	Buy	91,804	139,320	9/15/10	—	(2,129)
British Pound	DBAB	Buy	1,310,000	1,890,659	9/15/10	72,776	—
British Pound	DBAB	Sell	35,950,000	54,637,729	9/15/10	914,356	—
British Pound	BOFA	Sell	660,000	1,003,781	9/15/10	17,482	—
Euro	BZWS	Sell	16,960,000	23,130,904	9/15/10	2,377,097	—
Euro	DBAB	Sell	30,634,276	41,609,396	9/15/10	4,122,495	—
Euro	BOFA	Sell	2,220,000	3,036,812	9/15/10	320,217	—

MGD-18

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Mutual Global Discovery Securities Fund

Forward Exchange Contracts (continued)

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	SSBT	Sell	14,117,766	$19,207,558	10/14/10	$1,928,919	$—
Euro	DBAB	Sell	24,424,416	32,967,602	10/14/10	3,074,722	—
Euro	BOFA	Sell	11,550,000	15,717,240	10/14/10	1,581,272	—
Japanese Yen	BZWS	Sell	1,657,607,194	17,961,827	10/20/10	—	(826,014)
Japanese Yen	DBAB	Buy	451,889,860	4,997,365	10/20/10	124,497	—
Japanese Yen	BOFA	Buy	11,502,625	125,000	10/20/10	5,374	—
Danish Krone	DBAB	Sell	100,000,000	17,962,351	10/25/10	1,533,740	—
Swiss Franc	DBAB	Sell	39,949,406	36,251,730	11/10/10	—	(909,009)
Swiss Franc	BOFA	Sell	1,229,630	1,090,000	11/10/10	—	(53,796)
Swiss Franc	DBAB	Buy	1,681,147	1,464,518	11/10/10	99,276	—
Swiss Franc	SSBT	Buy	444,402	385,211	11/10/10	28,170	—
British Pound	DBAB	Sell	23,153,666	34,243,925	11/12/10	—	(355,436)
British Pound	BOFA	Sell	1,410,000	2,078,781	11/12/10	—	(28,233)
British Pound	BZWS	Sell	399,519	577,248	11/12/10	—	(19,766)
British Pound	DBAB	Sell	430,000	643,293	11/12/10	728	—
British Pound	SSBT	Sell	175,494	262,454	11/12/10	208	—
Euro	BZWS	Sell	18,000,000	22,883,400	11/15/10	849,728	—
Euro	SSBT	Sell	18,000,000	22,882,680	11/15/10	849,008	—
Euro	DBAB	Sell	7,364,049	9,284,656	11/15/10	270,375	—
Euro	BOFA	Sell	500,000	617,225	11/15/10	5,179	—

Unrealized appreciation (depreciation)						33,802,279	(4,952,677)

Net unrealized appreciation (depreciation)						$28,849,602

See Abbreviations on page MGD-35.

The accompanying notes are an integral part of these financial statements.

MGD-19

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2010 (unaudited)

Mutual Global Discovery Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$1,286,768,108
Cost - Non-controlled affiliated issuers (Note 12)	8,000,000

Total cost of investments	$1,294,768,108

Value - Unaffiliated issuers	$1,305,973,021
Value - Non-controlled affiliated issuers (Note 12)	2,754,144

Total value of investments	1,308,727,165
Cash	19,922,251
Foreign currency, at value (cost $8,003,410)	8,009,538
Receivables:
Investment securities sold	513,778
Capital shares sold	71,425
Dividends and interest	6,025,155
Due from brokers	7,068,283
Unrealized appreciation on forward exchange contracts	33,802,279
Other assets	2,523

Total assets	1,384,142,397

Liabilities:
Payables:
Investment securities purchased	24,407,012
Capital shares redeemed	1,845,275
Affiliates	1,612,358
Securities sold short, at value (proceeds $7,658,631)	6,938,972
Unrealized depreciation on forward exchange contracts	4,952,677
Accrued expenses and other liabilities	392,659

Total liabilities	40,148,953

Net assets, at value	$1,343,993,444

Net assets consist of:
Paid-in capital	$1,249,850,359
Undistributed net investment income	28,664,766
Net unrealized appreciation (depreciation)	43,571,165
Accumulated net realized gain (loss)	21,907,154

Net assets, at value	$1,343,993,444

The accompanying notes are an integral part of these financial statements.

MGD-20

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued)

June 30, 2010 (unaudited)

Mutual Global Discovery Securities Fund
Class 1:
Net assets, at value	$79,149,066

Shares outstanding	4,249,295

Net asset value and maximum offering price per share	$18.63

Class 2:
Net assets, at value	$1,204,931,637

Shares outstanding	65,902,308

Net asset value and maximum offering price per share	$18.28

Class 4:
Net assets, at value	$59,912,741

Shares outstanding	3,241,540

Net asset value and maximum offering price per share	$18.48

The accompanying notes are an integral part of these financial statements.

MGD-21

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2010 (unaudited)

Mutual Global Discovery Securities Fund
Investment income:
Dividends (net of foreign taxes of $1,930,387)	$22,819,913
Interest	2,110,088
Income from securities loaned	1,166

Total investment income	24,931,167

Expenses:
Management fees (Note 3a)	5,767,286
Administrative fees (Note 3b)	825,820
Distribution fees: (Note 3c)
Class 2	1,617,416
Class 4	107,704
Unaffiliated transfer agent fees	797
Custodian fees (Note 4)	99,901
Reports to shareholders	179,444
Professional fees	100,768
Trustees’ fees and expenses	3,695
Dividends on securities sold short	290,000
Other	51,942

Total expenses	9,044,773

Net investment income	15,886,394

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	44,663,295
Written options	(2,082,773)
Foreign currency transactions	49,270,505
Securities sold short	363,920

Net realized gain (loss)	92,214,947

Net change in unrealized appreciation (depreciation) on:
Investments	(159,540,530)
Translation of other assets and liabilities denominated in foreign currencies	12,704,753

Net change in unrealized appreciation (depreciation)	(146,835,777)

Net realized and unrealized gain (loss)	(54,620,830)

Net increase (decrease) in net assets resulting from operations	$(38,734,436)

The accompanying notes are an integral part of these financial statements.

MGD-22

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Mutual Global Discovery Securities Fund
	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31, 2009

Increase (decrease) in net assets:
Operations:
Net investment income	$15,886,394	$10,961,288
Net realized gain (loss) from investments, written options, foreign currency transactions, and securities sold short	92,214,947	(38,152,969)
Net change in unrealized appreciation (depreciation) on investments and translation of other assets and liabilities denominated in foreign currencies	(146,835,777)	304,974,790

Net increase (decrease) in net assets resulting from operations	(38,734,436)	277,783,109

Distributions to shareholders from:
Net investment income:
Class 1	—	(1,156,170)
Class 2	—	(13,893,915)
Class 4	—	(663,709)
Net realized gains:
Class 1	—	(2,188,207)
Class 2	—	(32,783,395)
Class 4	—	(1,312,205)

Total distributions to shareholders	—	(51,997,601)

Capital share transactions: (Note 2)
Class 1	(5,455,167)	(8,448,336)
Class 2	(70,189,656)	(8,110,790)
Class 4	2,587,245	27,537,134

Total capital share transactions	(73,057,578)	10,978,008

Net increase (decrease) in net assets	(111,792,014)	236,763,516
Net assets:
Beginning of period	1,455,785,458	1,219,021,942

End of period	$1,343,993,444	$1,455,785,458

Undistributed net investment income included in net assets:
End of period	$28,664,766	$12,778,372

The accompanying notes are an integral part of these financial statements.

MGD-23

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Mutual Global Discovery Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-one separate funds. The Mutual Global Discovery Securities Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. At June 30, 2010, 55.52% of the Fund’s shares were held through one insurance company. The Fund offers three classes of shares: Class 1, Class 2, and Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivitives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Certain derivitives trade in the over-the-counter market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts

MGD-24

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Global Discovery Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

a. Financial Instrument Valuation (continued)

may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a Delayed Delivery Basis

The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Derivative Financial Instruments

The Fund may invest in derivitives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net

MGD-25

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Global Discovery Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

d. Derivative Financial Instruments (continued)

settlement. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

The Fund generally enters into forward exchange contracts in order to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash received may be invested according to the Fund’s investment objectives.

The Fund generally purchases or writes option contracts in order to manage or gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of a particular security, currency or index, or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the security is adjusted by any premium paid or received. Upon expiration of an option, any premium paid or received is recorded as a realized loss or gain. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss.

See Note 11 regarding other derivative information.

e. Securities Sold Short

The Fund is engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at current market value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit with broker consisting of cash and/or securities having a value equal to a specified percentage of the value of the securities sold short. The Fund is obligated to pay stock loan fees for borrowing the securities sold short and is required to pay the counterparty any dividends or interest due on securities sold short. Such dividends or interest and any stock loan fees are recorded as an expense to the Fund.

f. Securities Lending

The Fund participates in an agency based security lending program. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is invested in a non-registered money fund (Bank of New York Institutional Cash Reserve Fund or ICRF), managed by the Fund’s custodian on the Fund’s behalf. The Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower. At June 30, 2010, the Fund had no securities on loan.

MGD-26

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Global Discovery Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

f. Securities Lending (continued)

In September of 2008, the Bank of New York Mellon advised the Fund that the ICRF had exposure to certain defaulted debt obligations of Lehman Brothers Holdings, Inc. and that they had created a separate sleeve (Series B) of the ICRF to hold these securities apart from the main investments. Each investor in the ICRF was allocated its pro-rata portion of Series B. The Fund’s position in Series B is disclosed on the Statement of Investments at fair value and any unrealized loss attributable to the position is included in net assets.

g. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains. As a result, no provision for federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. As of June 30, 2010, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination by such taxing authorities, which in the case of the U.S. is three years after the filing of a fund’s tax return.

Foreign securities held by the Fund may be subject to foreign taxation on dividend income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

h. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income and dividends declared on securities sold short are recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

i. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

MGD-27

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Global Discovery Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

j. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2010, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2010		Year Ended December 31, 2009
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	68,210	$1,343,174	81,769	$1,439,153
Shares issued in reinvestment of distributions	—	—	186,941	3,344,377
Shares redeemed	(352,035)	(6,798,341)	(780,395)	(13,231,866)

Net increase (decrease)	(283,825)	$(5,455,167)	(511,685)	$(8,448,336)

Class 2 Shares:
Shares sold	1,230,555	$23,865,817	4,897,346	$81,796,690
Shares issued in reinvestment of distributions	—	—	2,653,628	46,677,309
Shares redeemed	(4,967,961)	(94,055,473)	(8,181,894)	(136,584,789)

Net increase (decrease)	(3,737,406)	$(70,189,656)	(630,920)	$(8,110,790)

Class 4 Shares:
Shares sold	314,330	$6,118,241	1,651,459	$28,116,459
Shares issued on reinvestment of distributions	—	—	111,006	1,975,914
Shares redeemed	(183,503)	(3,530,996)	(143,749)	(2,555,239)

Net increase (decrease)	130,827	$2,587,245	1,618,716	$27,537,134

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

MGD-28

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Global Discovery Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

a. Management Fees

The Fund pays an investment management fee to Franklin Mutual based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.800%	Up to and including $4 billion
0.770%	Over $4 billion, up to and including $7 billion
0.750%	Over $7 billion, up to and including $10 billion
0.730%	In excess of $10 billion

b. Administrative Fees

The Fund pays an administrative fee to FT Services based on the Fund’s average daily net assets as follows:

Annualized Fee Rate	Net Assets
0.150%	Up to and including $200 million
0.135%	Over $200 million, up to and including $700 million
0.100%	Over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

c. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets of each class. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 2.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2010, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2009, the Fund had tax basis capital losses of $49,219,769 expiring in 2017.

At June 30, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$1,300,115,717

Unrealized appreciation	$168,191,991
Unrealized depreciation	(159,580,543)

Net unrealized appreciation (depreciation)	$8,611,448

MGD-29

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Global Discovery Securities Fund

5. INCOME TAXES (continued)

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities, foreign currency transactions, passive foreign investment company shares, pass-through entity income, payments-in-kind, bond discounts and premiums, certain dividends on securities sold short and certain corporate actions.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, passive foreign investment company shares, pass-through entity income, payments-in-kind, bond discounts and premiums, tax straddles, certain dividends on securities sold short and certain corporate actions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities and securities sold short) for the period ended June 30, 2010, aggregated $524,868,854 and $345,323,187, respectively.

Transactions in options written during the period ended June 30, 2010, were as follows:

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2009	1,451,300	$4,181,131
Options written	—	—
Options expired	—	—
Options exercised	—	—
Options closed	(1,451,300)	(4,181,131)

Options outstanding at June 30, 2010	—	$—

7. CREDIT RISK AND DEFAULTED SECURITIES

The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and are about to be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest.

At June 30, 2010, the aggregate value of distressed company securities for which interest recognition has been discontinued was $2,582,532, representing 0.19% of the Fund’s net assets. For information as to specific securities, see the accompanying Statement of Investments.

8. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

9. RESTRICTED SECURITIES

The Fund may invest in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement

MGD-30

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Global Discovery Securities Fund

9. RESTRICTED SECURITIES (continued)

transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At June 30, 2010, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

Principal Amount/ Shares/ Warrants/ Contracts	Issuer	Acquisition Dates	Cost	Value
36,827	AboveNet Inc.	10/02/01 - 9/08/09	$910,432	$1,737,498
23	AboveNet Inc., stock grant, grant price $10.475, expiration date 9/09/13	4/17/06 - 9/08/06	—	3,377
5	AboveNet Inc., stock grant, grant price $30, expiration date 9/07/18	9/08/09	—	343
739	AboveNet Inc., wts., 9/08/10	10/02/01 - 9/07/07	76,964	50,991
800,000	The Bankshares Inc.	3/22/07	8,000,000	2,754,144
2,431,677	Cerberus CG Investor I LLC	7/26/07 - 4/28/10	2,424,273	1,118,572
1,897,400	Cerberus CG Investor I LLC, 12.00%, 7/31/14	7/26/07	1,897,400	872,804
2,431,640	Cerberus CG Investor II LLC	7/26/07 - 4/28/10	2,424,236	1,118,554
1,897,400	Cerberus CG Investor II LLC, 12.00%, 7/31/14	7/26/07	1,897,400	872,804
1,215,984	Cerberus CG Investor III LLC	7/26/07 - 4/28/10	1,212,282	559,353
948,700	Cerberus CG Investor III LLC, 12.00%, 7/31/14	7/26/07	948,700	436,402
1,903	Elephant Capital Holdings Ltd.	8/23/04 - 3/10/08	294,226	—
2,077,368	FIM Coinvestor Holdings I LLC	11/20/06 - 6/02/09	—	—
56	GMAC Inc.	11/20/06 - 6/02/09	8,120,426	338,520
1,332	Glodyne Technoserve Ltd.	6/21/10	20,970	19,282
557,107	Hightower Holding, LLC, pfd., A, Series 2	6/10/10	1,392,768	1,477,392
47,271	IACNA Investor LLC	7/24/08	17,133	473
239,310	Imagine Group Holdings Ltd.	8/31/04	2,450,893	2,720,859
424,073	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	282,031	680,527
74,174	International Automotive Components Group Japan LLC	9/26/06 - 3/27/07	643,892	418,338
1,512,200	International Automotive Components Group LLC	1/12/06 - 10/16/06	1,512,447	1,081,571
407,500	[a]International Automotive Components Group NA LLC, 9.00%, 4/01/17	3/30/07	413,613	400,522
1,353,608	[a]International Automotive Components Group NA LLC, A	3/30/07 - 10/10/07	1,368,532	983,897
383	MCII Holdings Inc.	4/17/09	440,952	—
3,074	MCII Holdings Inc., PIK, pfd., A	4/17/09 - 4/01/10	2,745,000	781,154
1,460,000	MPF Corp. Ltd.	5/08/06	7,500,856	—
9,306	NCB Warrant Holdings Ltd., A	12/16/05 - 3/10/08	87,597	—
175,423	North American Financial Holdings Inc., 144A	12/16/09 - 3/30/10	3,508,460	3,376,893
72,570	North American Financial Holdings Inc., 144A, non-voting	12/16/09 - 3/30/10	1,451,400	1,396,973
2,140	Olympus Re Holdings Ltd.	12/19/01	202,484	1,618
4,289	PTV Inc., 10.00%, pfd., A	12/07/01 - 3/06/02	2,702	590

	Total Restricted Securities (1.73% of Net Assets)			$23,203,451

aThe Fund also invests in unrestricted securities or other investments in the issuer, valued at $268,430 as of June 30, 2010.

10. UNFUNDED CAPITAL COMMITMENTS

The Fund may enter into certain capital commitments and may be obligated to perform on such agreements at a future date. The Fund monitors these commitments and assesses the probability of required performance. For any agreements whose probability

MGD-31

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Global Discovery Securities Fund

10. UNFUNDED CAPITAL COMMITMENTS (continued)

of performance is determined to be greater than remote, the Fund assesses the fair value of the commitment. In instances where the probability of performance is greater than remote and the performance under the commitment would result in an unrealized loss, the Fund recognizes such losses on the Statement of Assets and Liabilities and the Statement of Operations. At June 30, 2010, the Fund had aggregate unfunded capital commitments of $10,163,940, for which no depreciation has been recognized.

11. OTHER DERIVATIVE INFORMATION

At June 30, 2010, the Fund has invested in derivative contracts which are reflected on the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value Amount	Statement of Assets and Liabilities Location	Fair Value Amount
Foreign exchange contracts	Unrealized appreciation on forward exchange contracts	$33,802,279	Unrealized depreciation on forward exchange contracts	$4,952,677

For the period ended June 30, 2010, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Locations	Realized Gain (Loss) for the Period	Change in Unrealized Appreciation (Depreciation) for the Period	Average Amount Outstanding During the Period[a]
Foreign exchange contracts	Net realized gain (loss) from foreign currency transactions / Net change in unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies	$50,039,088	$12,746,700	713,586,210
Equity contracts	Net realized gain (loss) from investments and written options / Net change in unrealized appreciation (depreciation) on investments	(2,082,733)	1,566,133	61,305

aRepresents the average number of option contracts or notional amount for other derivative contracts outstanding during the period. For derivative contracts denominated in foreign currencies, notional amounts are converted into U.S. dollars.

See Note 1(d) regarding derivative financial instruments.

12. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in “affiliated companies” for the Fund for the period ended June 30, 2010, were as shown below.

Name of Issuer	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Investment Income	Realized Capital Gain (Loss)
Non-Controlled Affiliates
The Bankshares Inc. (0.20% of Net Assets)	800,000	—	—	800,000	$2,754,144	$—	$—

MGD-32

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Global Discovery Securities Fund

13. OTHER CONSIDERATIONS

Officers, directors or employees of the Fund’s Investment Manager, may serve from time to time as members of boards of directors of companies in which the Fund invests. Such participation may result in the possession by the Investment Manager of material non-public information which, pursuant to the Fund’s policies and the requirements of applicable securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.

14. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively “Borrowers”), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 21, 2011. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.10% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended June 30, 2010, the Fund did not use the Global Credit Facility.

15. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

MGD-33

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Global Discovery Securities Fund

15. FAIR VALUE MEASUREMENTS (continued)

The following is a summary of the inputs used as of June 30, 2010, in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3		Total

Assets:
Investments in Securities
Equity Investments:[a]
Auto Components	$—	$—	$3,166,993	[b]	$3,166,993
Commercial Banks	68,121,733	—	2,754,144	[b]	70,875,877
Consumer Finance	—	—	3,134,999		3,134,999
Diversified Financial Services	42,493,155	—	6,251,258	[b]	48,744,413
Diversified Telecommunication Services	26,456,288	51,581	—	[b]	26,507,869
Insurance	49,624,695	—	2,722,477		52,347,172
IT Services	—	—	19,282		19,282
Machinery	26,109,451	—	781,154	[b]	26,890,605
Real Estate Management & Development	8,315,728	—	2,151,452		10,467,180
Other Equity Investments[c]	912,091,224	—	—	[b]	912,091,224
Corporate Bonds, Notes and Senior Floating Rate Interests	—	70,354,336	2,850,962	[b]	73,205,298
Companies in Liquidation	—	270,460	—	[b]	270,460
Short Term Investments	67,980,231	13,025,562	—		81,005,793

Total Investments in Securities	$1,201,192,505	$83,701,939	$23,832,721		$1,308,727,165

Forward Exchange Contracts	$—	$33,802,279	$—		$33,802,279
Liabilities:
Securities Sold Short	6,938,972	—	—		6,938,972
Forward Exchange Contracts	—	4,952,677	—		4,952,677

aIncludes common and preferred stock as well as other equity investments.

bIncludes securities determined to have no value at June 30, 2010.

cFor detailed industry descriptions, see the accompanying Statement of Investments.

MGD-34

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Global Discovery Securities Fund

15. FAIR VALUE MEASUREMENTS (continued)

At June 30, 2010, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

	Balance at Beginning of Period	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Transfer In (Out of) Level 3	Balance at End of Period		Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Assets
Equity Investments:[a]
Auto Components	$2,205,235	$881	$961,758	$(881)	$—	$3,166,993	[b]	$961,758
Commercial Banks	2,862,639	—	(108,495)	—	—	2,754,144	[b]	(108,495)
Computers & Peripherals	36,049	34,448	(26,405)	(44,092)	—	—	[b]	(6,838)
Consumer Finance	1,756,873	—	703,395	674,731	—	3,134,999		703,395
Diversified Financial Services	3,888,000	—	(101,370)	2,464,628	—	6,251,258	[b]	(101,370)
Diversified Telecommunication Services	—	2,008	205	(2,213)	—	—	[b]	205
Insurance	2,583,639	—	143,296	(4,458)	—	2,722,477		8,341
IT Services	—	—	(1,688)	20,970	—	19,282		(1,688)
Machinery	1,346,452	—	(445,518)	(119,780)	—	781,154	[b]	(445,518)
Real Estate Management & Development	985,974	—	(282,265)	1,447,743	—	2,151,452		(282,265)
Corporate Bonds, Notes and Senior Floating Rate Interests	1,729,206	—	1,151,130	(29,374)	—	2,850,962	[b]	1,151,130
Corporate Bonds and Notes in Reorganization	15	(67)	75	(23)	—	—		—

Total	$17,394,082	$37,270	$1,994,118	$4,407,251	$—	$23,832,721		$1,878,655

aIncludes common and preferred stock as well as other equity investments.

bIncludes securities determined to have no value at June 30, 2010

16. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS
Counterparty	Currency	Selected Portfolio
BOFA - Bank of America N.A.	CHF - Swiss Franc	ADR - American Depository Receipt
BZWS - Barclays Bank PLC	EUR - Euro	FHLB - Federal Home Loan Bank
DBAB - Deutsche Bank AG	USD - United States Dollar	FRN - Floating Rate Note
HAND - Svenska Handelsbanken		PC - Participation Certificate
SSBT - State Street Bank and Trust Co., N.A.		PIK - Payment-In-Kind

MGD-35

MUTUAL INTERNATIONAL SECURITIES FUND

This semiannual report for Mutual International Securities Fund covers the period ended June 30, 2010.

Performance Summary as of 6/30/10

Mutual International Securities Fund – Class 2 had a -3.90% total return for the six-month period ended 6/30/10.

Performance reflects the Fund’s Class 2 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Mutual International Securities Fund – Class 2

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

Fund Goals and Main Investments: Mutual International Securities Fund seeks capital appreciation, which may occasionally be short term, with income as a secondary goal. The Fund normally invests at least 80% of its net assets in securities of non-U.S. issuers and invests primarily in equity securities that the manager believes are undervalued. The Fund also invests, to a lesser extent, in risk arbitrage securities and distressed companies.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund performed better than its benchmark, the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index Net Return (Local Currency), which had a -7.34% total return for the same period.1

Economic and Market Overview

During the six months under review, economic indicators remained mixed. The International Monetary Fund raised its global economic growth estimates and global manufacturing continued to expand for most of the period; however, labor market weakness persisted and U.S. property markets experienced a further sharp decline after a stimulus tax credit for first-time homebuyers expired. Corporate fundamentals remained strong, and the majority of earnings announcements around the world beat expectations despite growing concerns about margin preservation and the sustainability of earnings momentum. Yet stock markets largely ignored such encouraging fundamentals and reacted instead to economic news, leading to across-the-board equity sector declines. As a result of ongoing economic uncertainty, developed world policymakers maintained interest rates at very low levels. However, policymakers in a number of emerging markets began to incrementally withdraw stimulus measures by phasing out incentive programs and cautiously allowing interest rates and foreign exchange rates to rise.

Global equities entered 2010 with positive momentum as corporate earnings and economic indicators continued to recover from the worst recessionary conditions in a half century. However, significant downward volatility returned in the latter part of the semiannual period as growing concerns about the state of sovereign finances accompanied by several sovereign credit downgrades in Europe, along with renewed worries about the sustainability of the fragile economic recovery,

1. Source: © 2010 Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

Fund Risks: The Fund’s investments in stocks may offer the potential for long-term gains but can be subject to short-term price fluctuations. Foreign investing, especially in emerging markets, involves additional risks, including currency fluctuations, economic instability, market volatility, and political and social instability. Investments in companies involved in mergers, liquidations, reorganizations and distressed bankruptcy, which may include defaulted debt, involve higher credit and other risks. Smaller and midsize company securities involve special risks, such as relatively small revenues, limited product lines and small market share. The Fund’s investment in certain hedging and derivative instruments may involve a small investment relative to the risk assumed. The Fund’s prospectus also includes a description of the main investment risks.

triggered a broad-based sell-off. Investors’ resurgent risk aversion caused more economically sensitive and cyclical sectors that had led returns since the March 2009 market bottom to markedly lag behind the more defensive or counter-cyclical sectors that had been relatively out of favor. European policymakers responded to credit market fears by pledging 750 billion euros in liquidity to help stabilize markets and forestall government debt defaults. However, the intervention did little to quell investor anxiety. Virtually all equity sectors and regions ended the reporting period with losses, the euro fell to its lowest level since 2006, and a renewed flight to safety further compressed already meager U.S. Treasury yields.

Investment Strategy

At Mutual Series, we are committed to our distinctive value approach to investing. Our major investment strategy is investing in undervalued stocks in Asia and Europe. When selecting undervalued equities, we are attracted to fundamentally strong companies with healthy balance sheets, high-quality assets, substantial free cash flow and shareholder-oriented management teams and whose stocks are trading at discounts to our assessment of the companies’ intrinsic or business value. We also look for asset rich companies whose shares may be trading at depressed levels due to concerns over short-term earnings disappointments, litigation, management strategy or other perceived negatives. While the vast majority of our undervalued equity investments are made in publicly traded companies internationally, we may invest occasionally in privately held companies as well.

We complement this more traditional investment strategy with two others. One is distressed investing, which is complex and can take many forms. The most common distressed investment the Fund undertakes is the purchase of financially troubled or bankrupt companies’ debt at a substantial discount to face value. After the financially distressed company is reorganized, often in bankruptcy court, the old debt is typically replaced with new securities issued by the financially stronger company.

The other piece of our investment strategy is participating in arbitrage situations, another highly specialized field. When companies announce proposed mergers or takeovers, commonly referred to as “deals,” the target company may trade at a discount to the bid it ultimately accepts. One form of arbitrage involves purchasing the target company’s stock when it is trading below the value we believe it would receive in a deal.

In keeping with our commitment to a relatively conservative investment approach, we typically focus our arbitrage efforts on announced deals, and eschew rumored deals or other situations we consider relatively risky.

In addition, it is our practice to hedge the Fund’s currency exposure when we deem it advantageous for our shareholders.

Manager’s Discussion

During the period under review, Fund performance benefited from several investments. Three of the largest contributors during the period were A.P. Moller-Maersk, a Danish industrial conglomerate engaged in container shipping, port operations, oil production and food retailing; Danish beer brewer Carlsberg; and Wheelock Properties, a Hong Kong-based real estate developer.

Shares of A.P. Moller-Maersk rose over the six-month period, propelled by investors’ growing belief in significant and ongoing improvements in the company’s container shipping business, which is the world’s largest. This business segment, in particular, has had a major influence on the stock’s historical performance.

Shares of Carlsberg performed well during the period as the outlook for its largest market (Russia) began to improve and confidence rose that the company could achieve longer term margin targets for its western European operation. The Russian market was impacted by weak consumer demand and regulation challenges, but we believe data released during the period suggested there could be a more positive trend moving forward. In addition, regulations on beer sales turned out to be less severe than first expected. All these factors helped the position become a key contributor to the portfolio.

It was announced during the period that Wheelock & Co. would buy out the minority stakes of Wheelock Properties. This move was intended to reduce the conglomerate discount of Wheelock by simplifying the company’s structure. According to our analysis, Wheelock Properties was trading at a significant discount to its sum-of-the-parts value, which was recognized in the offer price; therefore, this position was a leading contributor to absolute returns.

Top 10 Sectors/Industries

Mutual International Securities Fund Based on Equity Securities 6/30/10

% of Total Net Assets
Insurance	12.0%
Food Products	8.7%
Food & Staples Retailing	5.1%
Wireless Telecommunication Services	4.6%
Real Estate Management & Development	4.3%
Commercial Banks	4.0%
Diversified Financial Services	3.6%
Automobiles	3.3%
Hotels, Restaurants & Leisure	3.2%
Multi-Utilities	3.2%

Among the top detractors from the Fund’s performance during the period were Italian banking conglomerate Intesa SanPaolo, U.K. asset manager F&C Asset Management (F&C), and Resolution Limited, a U.K. holding company established with the intention of completing the leveraged buyout and merger of at least three U.K. life insurance operators by 2012.

Intesa SanPaolo underperformed with other European banks during the period due to sovereign debt and regulatory concerns. In this environment, we preferred the company’s solid liquidity, leverage and capital ratios as well as its limited investment banking exposure, which we feel reduced risk to onerous new regulatory rules. The company also had a small exposure to sovereign debt in Greece, Spain, Ireland or Portugal. Although near-term earnings may continue to be muted, at period-end we still believed that Intesa SanPaolo’s valuation was compelling at tangible book value.

We liked F&C for its potential to restructure following its spin-off from Friends Provident. The management is focused on transitioning the company’s existing assets-under-management structure — currently dominated by low fee-earning insurance funds — to wholesale and retail accounts that can generate higher fees and, in turn, better margins. During the period, F&C stock sold off with the rest of its asset management peer group, but we were encouraged by its acquisition of Thames River Capital, which has earned significantly better returns on its assets under management than F&C’s existing portfolio of funds.

Resolution sold off with other capital market-sensitive life insurers during the period. However, company management has exhibited its skills since acquiring Friends Provident and by enhancing its embedded value through improved operating and capital discipline. Resolution also recently announced it was buying the majority of AXA’s U.K. life insurance business in an encouraging sign that it was progressing in its strategy to force consolidation of the U.K. life insurance industry.

Top 10 Holdings

Mutual International Securities Fund 6/30/10

Company Sector/Industry, Country	% of Total Net Assets
Wheelock Properties Ltd.	2.6%
Real Estate Management & Development, Hong Kong
China Fishery Group Ltd.	2.6%
Food Products, China
Zurich Financial Services AG	1.8%
Insurance, Switzerland
A.P. Moller-Maersk AS, B	1.8%
Marine, Denmark
Schindler Holding AG, PC	1.7%
Machinery, Switzlerland
M1 Ltd.	1.7%
Wireless Telecommunication Services, Singapore
Vodafone Group PLC	1.6%
Wireless Telecommunication Services, U.K.
REXLot Holdings, Ltd., fgn.	1.6%
Hotels, Restaurants & Leisure, Bermuda
Siemens AG	1.5%
Industrial Conglomerates, Germany
British American Tobacco Group PLC	1.5%
Tobacco, U.K.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

Finally, investors should note that we maintained our currency hedging posture of being generally hedged to the U.S. dollar for most of our non-U.S. holdings. Since the dollar was stronger compared with most foreign currencies during the first half of 2010, our hedging strategy positively impacted performance.

Thank you for your continued participation in Mutual International Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Mutual International Securities Fund – Class 2

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 2	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Fund-Level Expenses Incurred During Period* 1/1/10–6/30/10
Actual	$1,000	$961.00	$5.83
Hypothetical (5% return before expenses)	$1,000	$1,018.84	$6.01

*Expenses are calculated using the most recent six-month annualized expense ratio, net of expense waivers, for the Fund’s Class 2 shares (1.20%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Mutual International Securities Fund

Class 2	Six Months Ended June 30, 2010 (unaudited)	Period Ended December 31, 2009[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.82	$10.00

Income from investment operations[b]:
Net investment income[c]	0.16	0.08
Net realized and unrealized gains (losses)	(0.62)	2.30

Total from investment operations	(0.46)	2.38

Less distributions from:
Net investment income	—	(0.13)
Net realized gains	—	(0.43)

Total distributions	—	(0.56)

Net asset value, end of period	$11.36	$11.82

Total return[d]	(3.90)%	23.91%
Ratios to average net assets[e]
Expenses before waiver and payments by affiliates[f]	4.59%	8.61%	[g]
Expenses net of waiver and payments by affiliates[f]	1.20%	1.21%	[g]
Expenses - excluding dividend expense on securities sold short:
Expenses before waiver and payments by affiliates	4.59%	8.60%	[g]
Expenses net of waiver and payments by affiliates	1.20%	1.20%	[g]
Net investment income	2.73%	1.27%

Supplemental data
Net assets, end of period (000’s)	$1,136	$1,182
Portfolio turnover rate	12.55%	41.84%

aFor the period June 15, 2009 (commencement of operations) to December 31, 2009.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fIncludes dividend expense on securities sold short which varies from period to period. See below for expense ratios that reflect only operating expenses.

gBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Mutual International Securities Fund

Class 4	Six Months Ended June 30, 2010 (unaudited)	Period Ended December 31, 2009[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.81	$10.00

Income from investment operations[b]:
Net investment income[c]	0.15	0.07
Net realized and unrealized gains (losses)	(0.61)	2.29

Total from investment operations	(0.46)	2.36

Less distributions from:
Net investment income	—	(0.12)
Net realized gains	—	(0.43)

Total distributions	—	(0.55)

Net asset value, end of period	$11.35	$11.81

Total return[d]	(3.98)%	23.76%
Ratios to average net assets[e]
Expenses before waiver and payments by affiliates[f]	4.69%	8.71%	[g]
Expenses net of waiver and payments by affiliates[f]	1.30%	1.31%	[g]
Expense - excluding dividend expense on securities sold short :
Expenses before waiver and payments by affiliates	4.69%	8.70%	[g]
Expenses net of waiver and payments by affiliates	1.30%	1.30%	[g]
Net investment income	2.63%	1.17%

Supplemental data
Net assets, end of period (000’s)	$1,135	$1,181
Portfolio turnover rate	12.55%	41.84%

aFor the period June 15, 2009 (commencement of operations) to December 31, 2009.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fIncludes dividend expense on securities sold short which varies from period to period. See below for expense ratios that reflect only operating expenses.

gBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited)

Mutual International Securities Fund	Country	Shares	Value
Common Stocks 90.0%
Air Freight & Logistics 1.6%
Sinotrans Ltd., H	China	105,000	$24,001
TNT NV	Netherlands	530	13,471

			37,472

Automobiles 1.3%
[a]Daimler AG (EUR Traded)	Germany	564	28,929

Beverages 3.0%
Carlsberg AS, B	Denmark	399	30,591
Hite Brewery Co. Ltd.	South Korea	138	16,527
Pernod Ricard SA	France	275	21,521

			68,639

Capital Markets 2.3%
F&C Asset Management PLC	United Kingdom	32,070	25,042
[a]UBS AG (CHF Traded)	Switzerland	2,063	27,669

			52,711

Chemicals 1.1%
Linde AG	Germany	231	24,443

Commercial Banks 4.0%
Barclays PLC	United Kingdom	5,671	22,929
BNP Paribas	France	371	20,316
Intesa Sanpaolo SpA	Italy	7,596	20,301
Intesa Sanpaolo SpA, di Risp	Italy	3,977	8,017
[a]Jyske Bank AS	Denmark	666	19,445

			91,008

Construction & Engineering 1.3%
[a]Boart Longyear Group	Australia	12,272	29,419

Construction Materials 2.8%
China Shanshui Cement Group	China	36,000	16,135
CRH PLC	Ireland	1,268	26,583
SA des Ciments Vicat	France	297	20,009

			62,727

Containers & Packaging 1.1%
Rexam PLC	United Kingdom	5,716	25,900

Diversified Financial Services 3.6%
Deutsche Boerse AG	Germany	388	23,767
First Pacific Co. Ltd.	Hong Kong	49,752	33,862
Guoco Group Ltd.	Hong Kong	2,500	24,399

			82,028

Diversified Telecommunication Services 2.6%
Cable & Wireless Communication PLC	United Kingdom	16,660	14,403
Cable & Wireless Worldwide PLC	United Kingdom	16,660	21,561
Telefonica SA	Spain	1,213	22,634

			58,598

Electric Utilities 2.1%
E.ON AG	Germany	821	22,334
Iride SpA	Italy	3,745	5,634

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Mutual International Securities Fund	Country	Shares	Value
Common Stocks (continued)
Electric Utilities (continued)
Prime Infrastructure Group	Australia	6,987	$19,159

			47,127

Electrical Equipment 1.1%
Alstom SA	France	334	15,312
Schneider Electric SA	France	105	10,742

			26,054

Electronic Equipment, Instruments & Components 0.6%
[a]Hollysys Automation Technologies Ltd.	United States	1,500	13,515

Food & Staples Retailing 5.1%
[a]AWB Ltd.	Australia	25,887	19,924
Carrefour SA	France	380	15,218
FamilyMart Co. Ltd.	Japan	825	27,397
Koninklijke Ahold NV	Netherlands	2,404	29,890
Lawson Inc.	Japan	556	24,432

			116,861

Food Products 8.7%
China Fishery Group Ltd.	China	41,585	57,953
Danone	France	294	15,895
Kraft Foods Inc., A	United States	601	16,828
Lotte Confectionery Co. Ltd.	South Korea	30	31,269
Nestle SA	Switzerland	707	34,230
Nong Shim Co. Ltd.	South Korea	119	22,278
People’s Food Holdings Ltd.	China	48,000	20,239

			198,692

Hotels, Restaurants & Leisure 3.2%
[a]Accor SA	France	513	24,001
Ladbrokes PLC	United Kingdom	6,656	12,663
REXLot Holdings Ltd., fgn.	Bermuda	390,918	36,144

			72,808

Household Durables 1.3%
[a]Berkeley Group Holdings PLC	United Kingdom	2,524	28,818

Industrial Conglomerates 3.1%
Jardine Matheson Holdings Ltd.	Hong Kong	473	16,621
Jardine Strategic Holdings Ltd.	Hong Kong	864	17,989
Siemens AG	Germany	387	35,114

			69,724

Insurance 12.0%
ACE Ltd.	United States	460	23,681
Austbrokers Holdings Ltd.	Australia	6,367	26,403
AXA SA	France	813	12,674
Brit Insurance Holdings NV	United Kingdom	2,111	28,472
Catlin Group Ltd.	United Kingdom	4,631	24,354
Hiscox Ltd.	United Kingdom	4,700	24,029
Lancashire Holdings Ltd.	United Kingdom	3,415	25,405
Resolution Ltd.	United Kingdom	28,970	27,427
RSA Insurance Group PLC	United Kingdom	12,020	21,484
Tower Australia Group Ltd.	Australia	10,029	17,125

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Mutual International Securities Fund	Country	Shares	Value
Common Stocks (continued)
Insurance (continued)
Zurich Financial Services AG	Switzerland	185	$41,096

			272,150

Machinery 1.7%
Schindler Holding AG, PC	Switzerland	456	38,657

Marine 1.8%
A.P. Moller - Maersk AS, B	Denmark	5	39,788

Media 2.9%
British Sky Broadcasting Group PLC	United Kingdom	632	6,621
Eutelsat Communications	France	453	15,271
[a]Kabel Deutschland GmbH	Germany	231	6,535
Sinomedia Holding Ltd.	China	108,017	24,691
[a]VisionChina Media Inc., ADR	China	3,880	11,640

			64,758

Multi-Utilities 3.2%
Enia SpA	Italy	3,709	23,454
GDF Suez	France	758	21,788
Hera SpA	Italy	3,047	5,035
RWE AG	Germany	326	21,457

			71,734

Oil, Gas & Consumable Fuels 1.9%
BP PLC	United Kingdom	1,260	6,006
Royal Dutch Shell PLC, A	United Kingdom	598	15,177
Total SA, B	France	480	21,703

			42,886

Pharmaceuticals 0.8%
Novartis AG	Switzerland	386	18,832

Real Estate Investment Trusts (REITs) 1.2%
The Link REIT	Hong Kong	11,000	27,404

Real Estate Management & Development 4.3%
Parkway Life REIT	Singapore	30,000	29,158
Renhe Commercial Holdings Co. Ltd.	China	52,000	10,885
Wheelock Properties Ltd.	Hong Kong	35,000	58,160

			98,203

Software 1.9%
Nintendo Co. Ltd.	Japan	100	29,804
[a]RCG Holdings Ltd.	Hong Kong	22,000	13,279

			43,083

Tobacco 2.5%
British American Tobacco PLC	United Kingdom	1,081	34,515
Japan Tobacco Inc.	Japan	7	21,988

			56,503

Trading Companies & Distributors 1.3%
Seven Group Holdings Ltd.	Australia	6,099	29,447

Wireless Telecommunication Services 4.6%
M1 Ltd.	Singapore	25,000	38,235

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Mutual International Securities Fund	Country	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services (continued)
SK Telecom Co. Ltd.	South Korea	231	$30,309
Vodafone Group PLC	United Kingdom	17,696	36,799

			105,343

Total Common Stocks (Cost $2,006,706)			2,044,261

Preferred Stocks 2.0%
Automobiles 2.0%
Porsche Automobil Holding SE, pfd.	Germany	357	15,375
Volkswagen AG, pfd.	Germany	330	29,292

Total Preferred Stocks (Cost $51,965)			44,667

Total Investments (Cost $2,058,671) 92.0%			2,088,928
Other Assets, less Liabilities 8.0%			181,756

Net Assets 100.0%			$2,270,684

aNon-income producing.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Mutual International Securities Fund

At June 30, 2010, the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	DBAB	Buy	25,900	$31,739	7/16/10	$687	$—
Euro	BOFA	Sell	334,890	457,795	7/16/10	48,142	—
Euro	SSBT	Sell	70,800	92,163	7/16/10	5,557	—
Singapore Dollar	SSBT	Sell	159,368	112,385	7/26/10	—	(1,521)
British Pound	SSBT	Sell	20,000	29,629	8/12/10	—	(259)
British Pound	BZWS	Sell	175,981	263,532	8/12/10	544	—
Japanese Yen	BZWS	Sell	5,300,000	57,431	10/20/10	—	(2,641)
Swiss Franc	DBAB	Sell	157,559	142,976	11/10/10	—	(3,585)
Swiss Franc	BOFA	Buy	7,610	6,902	11/10/10	177	—

Unrealized appreciation (depreciation)						55,107	(8,006)

Net unrealized appreciation (depreciation)						$47,101

See Abbreviations on page MI-26.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2010 (unaudited)

Mutual International Securities Fund
Assets:
Investments in securities:
Cost	$2,058,671

Value	$2,088,928
Cash	84,818
Foreign currency, at value (cost $50,508)	50,425
Receivables:
Dividends	8,001
Affiliates	27,216
Unrealized appreciation on forward exchange contracts	55,107

Total assets	2,314,495

Liabilities:
Payables:
Investment securities purchased	6,229
Professional fees	27,420
Unrealized depreciation on forward exchange contracts	8,006
Accrued expenses and other liabilities	2,156

Total liabilities	43,811

Net assets, at value	$2,270,684

Net assets consist of:
Paid-in capital	$1,998,124
Undistributed net investment income	19,336
Net unrealized appreciation (depreciation)	77,315
Accumulated net realized gain (loss)	175,909

Net assets, at value	$2,270,684

Class 2:
Net assets, at value	$1,135,760

Shares outstanding	100,000

Net asset value and maximum offering price per share	$11.36

Class 4:
Net assets, at value	$1,134,924

Shares outstanding	100,000

Net asset value and maximum offering price per share	$11.35

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2010 (unaudited)

Mutual International Securities Fund
Investment income:
Dividends (net of foreign taxes of $4,042)	$42,185
Interest	3,838

Total investment income	46,023

Expenses:
Management fees (Note 3a)	9,382
Administrative fees (Note 3b)	2,932
Distribution fees: (Note 3c)
Class 2	1,466
Class 4	2,052
Custodian fees (Note 4)	431
Reports to shareholders	4,903
Registration and filing fees	1,162
Professional fees	27,733
Amortization of offering costs	1,849
Other	3,527

Total expenses	55,437
Expenses waived/paid by affiliates (Note 3e)	(40,676)

Net expenses	14,761

Net investment income	31,262

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	33,361
Foreign currency transactions	89,706
Securities sold short	(1,947)

Net realized gain (loss)	121,120

Net change in unrealized appreciation (depreciation) on:
Investments	(254,740)
Translation of other assets and liabilities denominated in foreign currencies	10,231

Net change in unrealized appreciation (depreciation)	(244,509)

Net realized and unrealized gain (loss)	(123,389)

Net increase (decrease) in net assets resulting from operations	$(92,127)

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Mutual International Securities Fund
	Six Months Ended June 30, 2010 (unaudited)	Period Ended December 31, 2009[a]

Increase (decrease) in net assets:
Operations:
Net investment income	$31,262	$15,255
Net realized gain (loss) from investments, foreign currency transactions and securities sold short	121,120	137,272
Net change in unrealized appreciation (depreciation) on investments and translation of other assets and liabilities denominated in foreign currencies	(244,509)	321,824

Net increase (decrease) in net assets resulting from operations	(92,127)	474,351

Distributions to shareholders from:
Net investment income:
Class 2	—	(12,710)
Class 4	—	(12,330)
Net realized gains:
Class 2	—	(43,250)
Class 4	—	(43,250)

Total distributions to shareholders	—	(111,540)

Capital share transactions: (Note 2)
Class 2	—	1,000,000
Class 4	—	1,000,000

Total capital share transactions	—	2,000,000

Net increase (decrease) in net assets	(92,127)	2,362,811
Net assets:
Beginning of period	2,362,811	—

End of period	$2,270,684	$2,362,811

Undistributed net investment income (distributions in excess of net investment income) included in net assets:
End of period	$19,336	$(11,296)

aFor the period June 15, 2009 (commencement of operations) to December 31, 2009.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Mutual International Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-one separate funds. The Mutual International Securities Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund offers two classes of shares: Class 2 and Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Certain derivatives trade in the over-the-counter market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual International Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

a. Financial Instrument Valuation (continued)

Trading in securities on foreign exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

The Fund may invest in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

The Fund generally enters into forward exchange contracts in order to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash received may be invested according to the Fund’s investment objectives.

See Note 8 regarding other derivative information.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual International Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

d. Securities Sold Short

The Fund is engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at current market value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit with broker consisting of cash and/or securities having a value equal to a specified percentage of the value of the securities sold short. The Fund is obligated to pay stock loan fees for borrowing the securities sold short and is required to pay the counterparty any dividends or interest due on securities sold short. Such dividends or interest and any stock loan fees are recorded as an expense to the Fund.

e. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains. As a result, no provision for federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. As of June 30, 2010, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination by such taxing authorities, which in the case of the U.S. is three years after the filing of a fund’s tax return.

Foreign securities held by the Fund may be subject to foreign taxation on dividend and interest income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income and dividends declared on securities sold short are recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

g. Offering Costs

Offering costs are amortized on a straight line basis over twelve months.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual International Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

h. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

i. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2010, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2010		Period Ended December 31, 2009[a]
Class 2 Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	100,000	$1,000,000

Class 4 Shares:
Shares sold	—	$—	100,000	$1,000,000

[a]For	the period June 15, 2009 (commencement of operations) to December 31, 2009.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Franklin Mutual based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.800%	Up to and including $4 billion
0.770%	Over $4 billion, up to and including $7 billion
0.750%	Over $7 billion, up to and including $10 billion
0.730%	In excess of $10 billion

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual International Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

b. Administrative Fees

The Fund pays an administrative fee to FT Services of 0.25% per year of the average daily net assets of the Fund.

c. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets of each class. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 2.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

e. Waiver and Expense Reimbursements

FT Services and Franklin Mutual have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the fund so that the common expenses (i.e. a combination of management fees, administrative fees, and other expenses, but excluding distribution fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.95% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30,2011.

f. Other Affiliated Transactions

At June 30, 2010, Franklin Advisers Inc. owned 100% of the Fund’s outstanding shares.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2010, there were no credits earned.

5. INCOME TAXES

At June 30, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$2,091,113

Unrealized appreciation	$214,150
Unrealized depreciation	(216,335)

Net unrealized appreciation (depreciation)	$(2,185)

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares, non-deductible expenses and offering costs.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual International Securities Fund

5. INCOME TAXES (continued)

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and passive foreign investment company shares.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities and securities sold short) for the period ended June 30, 2010, aggregated $488,093 and $265,582, respectively.

7. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. OTHER DERIVATIVE INFORMATION

At June 30, 2010, the Fund has invested in derivative contracts which are reflected on the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value Amount	Statement of Assets and Liabilities Location	Fair Value Amount
Foreign exchange contracts	Unrealized appreciation on forward exchange contracts	$55,107	Unrealized depreciation on forward exchange contracts	$8,006

For the period ended June 30, 2010, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Locations	Realized Gain (Loss) for the Period	Change in Unrealized Appreciation (Depreciation) for the Period	Average Amount Outstanding During the Period[a]
Foreign exchange contracts	Net realized gain (loss) from foreign currency transactions / Net change in unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies	$94,650	$9,974	1,282,314

[a]Represents	the average notional amount for derivative contracts outstanding during the period. For derivative contracts denominated in foreign currencies, notional amounts are converted into U.S. dollars.

See Note 1(c) regarding derivative financial instruments.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual International Securities Fund

9. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively “Borrowers”), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 21, 2011. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.10% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended June 30, 2010, the Fund did not use the Global Credit Facility.

10. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of June 30, 2010, in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Equity Investments[a,b]	$2,088,928	$—	$—	$2,088,928

Forward Exchange Contracts	$—	$55,107	$—	$55,107
Liabilities:
Forward Exchange Contracts	—	8,006	—	8,006

aIncludes common and preferred stock.

bFor detailed industry descriptions, see the accompanying Statement of Investments.

11. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual International Securities Fund

ABBREVIATIONS
Counterparty	Currency	Selected Portfolio
BOFA - Bank of America N.A.	CHF - Swiss Franc	ADR - American Depository Receipt
BZWS - Barclays Bank PLC	EUR - Euro	PC - Participation Certificate
DBAB - Deutsche Bank AG
SSBT - State Street Bank and Trust Co., N.A.

MUTUAL SHARES SECURITIES FUND

This semiannual report for Mutual Shares Securities Fund covers the period ended June 30, 2010.

Performance Summary as of 6/30/10

Mutual Shares Securities Fund – Class 2 had a -4.18% total return for the six-month period ended 6/30/10.

Performance reflects the Fund’s Class 2 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Mutual Shares Securities Fund – Class 2

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

Fund Goals and Main Investments: Mutual Shares Securities Fund seeks capital appreciation, with income as a secondary goal. The Fund normally invests primarily in U.S. and foreign equity securities that the manager believes are undervalued. The Fund also invests, to a lesser extent, in risk arbitrage securities and distressed companies.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund performed better than its benchmark, the Standard & Poor’s 500 Index (S&P 500), which had a -6.65% total return for the period under review.1

Economic and Market Overview

During the six-month period ended June 30, 2010, the U.S. economy showed some positive signs as manufacturing and exports generally improved and consumer spending increased. In 2010’s first and second quarters, U.S. gross domestic product growth rose at annualized rates of 3.7% and an estimated 2.4%. Corporate profits largely surpassed consensus estimates during the period, and businesses began restocking inventories depleted during the recession. However, challenges remained as mixed economic data, elevated debt concerns surrounding the U.S. budget deficit and a lack of job prospects for the unemployed hindered the economy’s advance. During much of the period, home prices rose in most regions due to low interest rates, a first-time homebuyer tax credit program, and prices dipping to levels that lured buyers. Later in the period, home sales stalled as the homebuyer tax credit program ended, and the housing sector overall remained weak as the pace of home sales and housing starts failed to gain traction.

As signs emerged of a demand-led recovery in the period’s first half, oil prices rose from $79 per barrel at the end of December 2009 to a period high of nearly $87 in early April. When mixed economic data began to indicate a slow recovery, oil prices drifted down as low as $66 in late May and ended the period at $76. The June 2010 inflation rate was an annualized 1.1%.2 Core inflation, which excludes food and energy costs, rose at a 0.9% annualized rate.2

Given few inflationary pressures and uncertainty surrounding the economic recovery, the Federal Open Market Committee announced it

1. Source: © 2010 Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Source: Bureau of Labor Statistics.

Fund Risks: The Fund’s investments in stocks may offer the potential for long-term gains but can be subject to short-term price fluctuations. Investments in companies involved in mergers, liquidations, reorganizations and distressed bankruptcy, which may include defaulted debt, involve higher credit and other risks. Foreign investing, especially in emerging markets, involves additional risks, including currency fluctuations, economic instability, market volatility, and political and social instability. Smaller and midsize company securities involve special risks, such as relatively small revenues, limited product lines and small market share. The Fund’s investment in certain hedging and derivative instruments may involve a small investment relative to the risk assumed. The Fund’s prospectus also includes a description of the main investment risks.

intended to hold the federal funds target rate in the 0% to 0.25% range “for an extended period” as it laid the groundwork for an eventual tightening of monetary policy. As some U.S. economic data improved in early 2010, the Federal Reserve Board began withdrawing some of the extraordinary support policies it had provided in response to the 2008 financial crisis.

The International Monetary Fund raised its global economic growth estimates and global manufacturing continued to expand for most of the period; however, economic indicators were mixed. Corporate fundamentals remained strong, and the majority of earnings announcements around the world beat expectations despite growing concerns about margin preservation and the sustainability of earnings momentum. In the spring of 2010, a debt crisis affecting several European countries had the potential to stifle the fragile recovery. As a result of ongoing economic uncertainty, developed world policymakers maintained interest rates at very low levels. However, policymakers in a number of emerging markets began to incrementally withdraw stimulus measures by phasing out incentive programs and cautiously allowing interest rates and foreign exchange rates to rise.

As investor confidence rose amid encouraging economic data early in the period, equity markets generally rallied, though the advance was uneven. However, as the period progressed, concerns about many European countries’ creditworthiness and lingering doubts about the U.S. and global economic recovery contributed to significant equity market volatility and, ultimately, falling equity prices as many investors sought the relative safety of U.S. Treasury securities. Virtually all equity sectors and regions ended the reporting period with losses, the euro fell to its lowest level since 2006, and a renewed flight to safety further compressed already meager U.S. Treasury yields.

Investment Strategy

At Mutual Series, we are committed to our distinctive value approach to investing. Our major investment strategy is investing in undervalued stocks. When selecting undervalued equities, we are attracted to fundamentally strong companies with healthy balance sheets, high-quality assets, substantial free cash flow and shareholder-oriented management teams and whose stocks are trading at discounts to our assessment of the companies’ intrinsic or business value. We also look for asset rich companies whose shares may be trading at depressed levels due to concerns over short-term earnings disappointments, litigation, management strategy or other perceived negatives. While the vast majority of our undervalued equity investments are made in publicly traded companies globally, we may invest occasionally in privately held companies as well.

We complement this more traditional investment strategy with two others. One is distressed investing, which is complex and can take many forms. The most common distressed investment the Fund undertakes is the purchase of financially troubled or bankrupt companies’ debt at a substantial discount to face value. After the financially distressed company is reorganized, often in bankruptcy court, the old debt is typically replaced with new securities issued by the financially stronger company.

The other piece of our investment strategy is participating in arbitrage situations, another highly specialized field. When companies announce proposed mergers or takeovers, commonly referred to as “deals,” the target company may trade at a discount to the bid it ultimately accepts. One form of arbitrage involves purchasing the target company’s stock when it is trading below the value we believe it would receive in a deal. In keeping with our commitment to a relatively conservative investment approach, we typically focus our arbitrage efforts on announced deals, and eschew rumored deals or other situations we consider relatively risky.

In addition, it is our practice to hedge the Fund’s currency exposure when we deem it advantageous for our shareholders.

Manager’s Discussion

Even as the stock market lost ground in the first half of 2010, several Fund investments increased in value, supporting its performance versus the benchmark index. Three holdings that added significantly to overall Fund performance were Dr. Pepper Snapple Group (DPS), a North American soft drink bottler and distributor; A.P. Moller-Maersk, a Danish industrial conglomerate engaged in container shipping, port operations, oil production and food retailing; and Berkshire Hathaway, a U.S. company with interests in a variety of industries including insurance, utilities, apparel, food, building materials, jewelry and furniture retailers.

Earlier this year, PepsiCo purchased PepsiAmericas (PAS) and Pepsi Bottling Group (PBG), the two largest North American Pepsi bottlers. PAS and PBG held some distribution rights for certain brands owned by DPS. PepsiCo’s purchase of these two bottlers triggered a change in control for the distribution rights held by PAS and PBG for Dr. Pepper

Top 10 Sectors/Industries

Mutual Shares Securities Fund

Based on Equity Securities

6/30/10

% of Total Net Assets
Tobacco	8.5%
Insurance	5.2%
Food Products	4.9%
Food & Staples Retailing	4.6%
Beverages	4.4%
Media	3.8%
Oil, Gas & Consumable Fuels	3.8%
Commercial Banks	3.7%
Pharmaceuticals	3.3%
Paper & Forest Products	3.1%

and other brands owned by DPS. After the distribution contracts were renegotiated, PepsiCo paid DPS $900 million to retain the distribution rights for certain DPS brands. After PepsiCo announced the acquisition of PAS and PBG, Coca-Cola made a bid to buy the North American assets of its largest bottler, Coca-Cola Enterprises. This transaction also triggered a change in control, and Coca-Cola also agreed to make a sizable payment to retain distribution rights to distribute certain DPS brands. All of these factors contributed to a rise in DPS’s stock price over the period.

Shares of A.P. Moller-Maersk rose over the six-month period, propelled by investors’ growing belief in significant and ongoing improvements in the company’s container shipping business, which is the world’s largest. This business segment, in particular, has had a major influence on the stock’s historical performance.

Berkshire Hathaway was added to the S&P 500 after its acquisition of railroad operator Burlington Northern led to an increase of its shares available for trading. As a result, the share price benefited from index-fund buying. At period-end, there was no material change to our fundamental outlook for Berkshire’s businesses or the stock’s valuation.

Three key detractors from Fund performance were offshore oil drilling contractor Transocean; U.S. software giant Microsoft; and Orkla, a Norwegian conglomerate that engages in the production of aluminum, specialty chemicals, industrial materials, and a wide range of food and other consumer products.

Transocean is the world’s largest offshore drilling contractor and owns a diversified fleet of deepwater, mid-water and shallow water rigs. Transocean’s stock price posted a steep decline during the period after its Deepwater Horizon rig, which was part of a joint effort with well operator BP, caught fire and sank in the Gulf of Mexico, triggering the biggest oil spill and environmental disaster in U.S. history. While investigations into the exact cause of the fire and resultant liabilities were ongoing at the end of June and could take years, we continued to believe the company is insured for the rig and loss of life and that its liability with respect to environmental clean-up should remain limited.

Microsoft was in the midst of a major product upgrade cycle, with new versions of core products like Windows and Office being released in 2009 and 2010. Microsoft shares had been strong in 2009 in anticipation of this product cycle and the resumption of enterprise IT spending, but in the first half of 2010 the share price deteriorated. In

Top 10 Holdings

Mutual Shares Securities Fund

6/30/10

Company Sector/Industry, Country	% of Total Net Assets
British American Tobacco PLC, ord. & ADR	2.6%
Tobacco, U.K.
CVS Caremark Corp.	2.4%
Food & Staples Retailing, U.S.
Kraft Foods Inc., A	2.1%
Food Products, U.S.
Imperial Tobacco Group PLC	1.9%
Tobacco, U.K.
Altria Group Inc.	1.8%
Tobacco, U.S.
Nestle SA	1.7%
Food Products, Switzerland
Microsoft Corp.	1.7%
Software, U.S.
Bank of America Corp.	1.6%
Diversified Financial Services, U.S.
UnitedHealth Group Inc.	1.5%
Health Care Providers & Services, U.S.
Vodafone Group PLC	1.5%
Wireless Telecommunication Services, U.K.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

particular, the share price plummeted in May and June as fears of a double-dip recession and currency headwinds weighed on investors’ assessment of future sales.

Orkla’s share price fell following the announcement of its first quarter 2010 earnings results and some disappointment regarding the write-down in the value of its holding in Renewable Energy Corp. (REC). According to our analysis, the company’s industrial operations were beginning to perform better, including its Orkla Brands subsidiary. However, other Orkla holdings, especially those in the solar energy segment such as REC and Elkem Solar, continued to struggle. As a result, Orkla wrote off a further 4.6 billion Norwegian krone from the value of its REC stake.

Finally, investors should note that we maintained our currency hedging posture of being generally hedged to the U.S. dollar for most of our non-U.S. holdings. Since the dollar was stronger compared with most foreign currencies during the first half of 2010, our hedging strategy positively impacted performance.

Thank you for your participation in Mutual Shares Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Mutual Shares Securities Fund – Class 2

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 2	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Fund-Level Expenses Incurred During Period* 1/1/10–6/30/10
Actual	$1,000	$958.20	$4.90
Hypothetical (5% return before expenses)	$1,000	$1,019.79	$5.06

*Expenses are calculated using the most recent six-month annualized expense ratio for the Fund’s Class 2 shares (1.01%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Mutual Shares Securities Fund

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31,
Class 1		2009	2008	2007	2006	2005

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$14.75	$11.92	$20.42	$20.67	$18.35	$16.78

Income from investment operations[a]:
Net investment income[b]	0.16	0.23[c]	0.34	0.54	0.40	0.34
Net realized and unrealized gains (losses)	(0.75)	2.89	(7.54)	0.31	2.86	1.47

Total from investment operations	(0.59)	3.12	(7.20)	0.85	3.26	1.81

Less distributions from:
Net investment income	—	(0.29)	(0.57)	(0.35)	(0.29)	(0.18)
Net realized gains	—	—	(0.73)	(0.75)	(0.65)	(0.06)

Total distributions	—	(0.29)	(1.30)	(1.10)	(0.94)	(0.24)

Net asset value, end of period	$14.16	$14.75	$11.92	$20.42	$20.67	$18.35

Total return[d]	(4.00)%	26.35%	(36.93)%	3.72%	18.66%	10.83%
Ratios to average net assets[e]
Expenses[f,g]	0.76%	0.78%	0.73%	0.72%	0.81%	0.78%
Expenses - excluding dividend expense on securities sold short[g]	0.73%	0.72%	0.73%	0.72%	0.74%	0.74%
Net investment income	2.16%	1.85% [c]	2.16%	2.58%	2.02%	1.97%

Supplemental data
Net assets, end of period (000’s)	$901,175	$767,553	$319,703	$272,509	$259,943	$260,317
Portfolio turnover rate	13.27%	49.33%	44.11%	41.73%[h]	19.75%	19.59%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cNet investment income per share includes approximately $(0.03) per share related to an adjustment for uncollectible interest. Excluding the effect of this adjustment, the ratio of net investment income to average net assets would have been 2.08%.

dTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fIncludes dividend expense on securities sold short which varies from period to period. See below for expense ratios that reflect only operating expenses.

gBenefit of expense reduction rounds to less than 0.01%.

hExcludes the value of portfolio securities delivered as a result of redemption in-kind.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Mutual Shares Securities Fund

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31,
Class 2		2009	2008	2007	2006	2005

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$14.58	$11.78	$20.19	$20.46	$18.18	$16.64

Income from investment operations[a]:
Net investment income[b]	0.14	0.20[c]	0.32	0.48	0.34	0.29
Net realized and unrealized gains (losses)	(0.75)	2.85	(7.49)	0.31	2.84	1.46

Total from investment operations	(0.61)	3.05	(7.17)	0.79	3.18	1.75

Less distributions from:
Net investment income	—	(0.25)	(0.51)	(0.31)	(0.25)	(0.15)
Net realized gains	—	—	(0.73)	(0.75)	(0.65)	(0.06)

Total distributions	—	(0.25)	(1.24)	(1.06)	(0.90)	(0.21)

Net asset value, end of period	$13.97	$14.58	$11.78	$20.19	$20.46	$18.18

Total return[d]	(4.18)%	26.05%	(37.11)%	3.48%	18.38%	10.55%
Ratios to average net assets[e]
Expenses[f,g]	1.01%	1.03%	0.98%	0.97%	1.06%	1.03%
Expenses - excluding dividend expense on securities sold short[g]	0.98%	0.97%	0.98%	0.97%	0.99%	0.99%
Net investment income	1.91%	1.60% [c]	1.91%	2.33%	1.77%	1.72%

Supplemental data
Net assets, end of period (000’s)	$3,671,048	$3,953,435	$3,303,761	$5,925,551	$5,140,878	$3,596,889
Portfolio turnover rate	13.27%	49.33%	44.11%	41.73%[h]	19.75%	19.59%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cNet investment income per share includes approximately $(0.03) per share related to an adjustment for uncollectible interest. Excluding the effect of this adjustment, the ratio of net investment income to average net assets would have been 1.83%.

dTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fIncludes dividend expense on securities sold short which varies from period to period. See below for expense ratios that reflect only operating expenses.

gBenefit of expense reduction rounds to less than 0.01%.

hExcludes the value of portfolio securities delivered as a result of redemption in-kind.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Mutual Shares Securities Fund

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31,
Class 4		2009	2008[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$14.66	$11.88	$18.91

Income from investment operations[b]:
Net investment income[c]	0.13	0.19[d]	0.17
Net realized and unrealized gains (losses)	(0.75)	2.87	(5.90)

Total from investment operations	(0.62)	3.06	(5.73)

Less distributions from:
Net investment income	—	(0.28)	(0.57)
Net realized gains	—	—	(0.73)

Total distributions	—	(0.28)	(1.30)

Net asset value, end of period	$14.04	$14.66	$11.88

Total return[e]	(4.23)%	25.94%	(32.12)%
Ratios to average net assets[f]
Expenses[g,h]	1.11%	1.13%	1.08%
Expenses - excluding dividend expense on securities sold short[h]	1.08%	1.07%	1.08%
Net investment income	1.81%	1.50% [d]	1.81%

Supplemental data
Net assets, end of period (000’s)	$141,421	$141,446	$57,266
Portfolio turnover rate	13.27%	49.33%	44.11%

aFor the period February 29, 2008 (effective date) to December 31, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dNet investment income per share includes approximately ($0.03) per share related to an adjustment for uncollectible interest. Excluding the effect of this adjustment, the ratio of net investment income to average net assets would have been 1.73%.

eTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gIncludes dividend expense on securities sold short which varies from period to period. See below for expense ratios that reflect only operating expenses.

hBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited)

Mutual Shares Securities Fund	Country	Shares/ Warrants/ Contracts	Value
Common Stocks and Other Equity Interests 83.4%
Aerospace & Defense 0.0%[a]
[b]GenCorp Inc.	United States	494,180	$2,164,508

Air Freight & Logistics 0.5%
TNT NV	Netherlands	868,685	22,079,416

Airlines 0.0%
[b,c,d]Northwest Airlines Corp., Contingent Distribution	United States	27,670,000	—

Auto Components 0.3%
[b,c,d]Collins & Aikman Products Co., Contingent Distribution	United States	929,505	9,295
[b,c,d]Dana Holding Corp., Contingent Distribution	United States	10,339,000	—
[b,e]IACNA Investor LLC	United States	168,957	1,689
[b,e,f]International Automotive Components Group Brazil LLC	Brazil	1,730,515	2,777,028
[b,e,f]International Automotive Components Group Japan LLC	Japan	269,643	1,520,775
[b,e,f]International Automotive Components Group LLC	Luxembourg	6,170,474	4,413,308
[b,e,f]International Automotive Components Group NA LLC, A	United States	4,838,053	3,516,635

			12,238,730

Automobiles 0.7%
[b]Daimler AG (EUR Traded)	Germany	663,837	34,050,056

Beverages 4.4%
Brown-Forman Corp., A	United States	7,455	433,881
Brown-Forman Corp., B	United States	107,219	6,136,143
Carlsberg AS, B	Denmark	296,066	22,699,139
Coca-Cola Enterprises Inc.	United States	1,041,930	26,944,310
Dr. Pepper Snapple Group Inc.	United States	1,620,445	60,588,439
PepsiCo Inc.	United States	563,008	34,315,338
Pernod Ricard SA	France	727,291	56,915,712

			208,032,962

Biotechnology 0.5%
[b]Amgen Inc.	United States	469,360	24,688,336

Building Products 0.7%
[b]Owens Corning Inc.	United States	1,101,191	32,936,623

Capital Markets 2.4%
The Goldman Sachs Group Inc.	United States	198,860	26,104,352
Morgan Stanley	United States	2,232,590	51,818,414
[b]UBS AG (CHF Traded)	Switzerland	2,545,758	34,143,357

			112,066,123

Chemicals 1.0%
[b,c,d]Dow Corning Corp., Contingent Distribution	United States	650,000	25,000
Linde AG	Germany	455,240	48,171,088

			48,196,088

Commercial Banks 3.7%
Barclays PLC	United Kingdom	11,141,292	45,046,855
[b,e]Elephant Capital Holdings Ltd.	Japan	11,728	—
[b,e]First Southern Bancorp Inc.	United States	133,965	2,826,662
[b]Guaranty Bancorp	United States	1,288,316	1,365,615
Intesa Sanpaolo SpA	Italy	5,663,270	15,135,558
[b,e]NCB Warrant Holdings Ltd., A	Japan	57,295	—

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Mutual Shares Securities Fund	Country	Shares/ Warrants/ Contracts	Value
Common Stocks and Other Equity Interests (continued)
Commercial Banks (continued)
PNC Financial Services Group Inc.	United States	691,800	$39,086,700
[b,e]State Bank and Trust Co.	United States	433,000	6,603,250
Wells Fargo & Co.	United States	2,441,120	62,492,672

			172,557,312

Commercial Services & Supplies 0.0%[a]
[b]Comdisco Holding Co. Inc.	United States	180	1,615
[b,c,d]Comdisco Holding Co. Inc., Contingent Distribution	United States	7,473,000	—

			1,615

Communications Equipment 0.8%
[b]Motorola Inc.	United States	5,886,863	38,382,347

Computers & Peripherals 1.0%
[b,c,d]DecisionOne Corp., Contingent Distribution	United States	167,652	—
[b]Dell Inc.	United States	4,036,255	48,677,235

			48,677,235

Consumer Finance 0.4%
[b,e]Cerberus CG Investor I LLC	United States	9,192,800	4,228,688
[b,e]Cerberus CG Investor II LLC	United States	9,192,662	4,228,625
[b,e]Cerberus CG Investor III LLC	United States	4,596,951	2,114,597
[b,e]GMAC Inc.	United States	1,592	9,554,880

			20,126,790

Diversified Consumer Services 0.2%
Hillenbrand Inc.	United States	342,585	7,327,893

Diversified Financial Services 2.4%
Bank of America Corp.	United States	5,186,360	74,527,993
[b,e]Bond Street Holdings LLC, A, 144A	United States	315,800	6,316,000
[b]CIT Group Inc.	United States	154,143	5,219,282
Deutsche Boerse AG	Germany	474,810	29,084,654
[b,c,d]Marconi Corp., Contingent Distribution	United Kingdom	9,945,700	—

			115,147,929

Diversified Telecommunication Services 2.2%
[b,e]AboveNet Inc.	United States	124,923	5,893,867
[b,e]AboveNet Inc., stock grant, grant price $10.475, expiration date 9/09/13	United States	78	11,452
[b,e]AboveNet Inc., stock grant, grant price $30, expiration date 9/07/18	United States	17	1,168
[b,e]AboveNet Inc., wts., 9/08/10	United States	2,995	206,655
Cable & Wireless Communication PLC	United Kingdom	20,212,409	17,474,422
Cable & Wireless Worldwide PLC	United Kingdom	20,212,409	26,158,772
[b,c,d]Global Crossing Holdings Ltd., Contingent Distribution	United States	9,005,048	—
Telefonica SA	Spain	2,969,133	55,401,509

			105,147,845

Electric Utilities 2.6%
[b,c,d]Calpine Corp., Contingent Distribution	United States	4,555,000	—
E.ON AG	Germany	1,720,253	46,795,796
Entergy Corp.	United States	319,190	22,860,388
Exelon Corp.	United States	1,072,667	40,729,166
Prime Infrastructure Group	Australia	4,709,226	12,913,399

			123,298,749

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Mutual Shares Securities Fund	Country	Shares/ Warrants/ Contracts	Value
Common Stocks and Other Equity Interests (continued)
Electrical Equipment 0.6%
Alstom SA	France	594,550	$27,256,350

Electronic Equipment, Instruments & Components 0.6%
Tyco Electronics Ltd.	United States	1,112,352	28,231,494

Energy Equipment & Services 2.3%
Baker Hughes Inc.	United States	346,652	14,410,324
[b]Exterran Holding Inc.	United States	613,890	15,844,501
[b]Pride International Inc.	United States	601,244	13,431,791
Smith International Inc.	United States	613,000	23,079,450
[b]Transocean Ltd.	United States	892,107	41,331,317

			108,097,383

Food & Staples Retailing 4.6%
Carrefour SA	France	518,075	20,746,796
CVS Caremark Corp.	United States	3,842,395	112,659,022
Kroger Co.	United States	2,609,258	51,376,290
Wal-Mart Stores Inc.	United States	683,162	32,839,597

			217,621,705

Food Products 4.9%
Danone	France	272,661	14,740,935
General Mills Inc.	United States	1,034,820	36,756,806
Kraft Foods Inc., A	United States	3,544,829	99,255,212
Nestle SA	Switzerland	1,668,983	80,805,929

			231,558,882

Health Care Equipment & Supplies 1.0%
Alcon Inc.	Switzerland	137,577	20,387,536
[b]Boston Scientific Corp.	United States	4,521,950	26,227,310

			46,614,846

Health Care Providers & Services 3.1%
[b]Community Health Systems Inc.	United States	1,277,022	43,176,114
[b]Kindred Healthcare Inc.	United States	167,311	2,148,273
[b]Tenet Healthcare Corp.	United States	6,379,987	27,689,144
UnitedHealth Group Inc.	United States	2,490,590	70,732,756

			143,746,287

Hotels, Restaurants & Leisure 0.1%
[b,e,g]GLCP Harrah’s Investment LP	United States	5,565,600	—
Thomas Cook Group PLC	United Kingdom	1,474,171	3,936,895

			3,936,895

Household Durables 0.3%
Stanley Black & Decker Inc.	United States	321,110	16,222,477

Independent Power Producers & Energy Traders 0.8%
[b]NRG Energy Inc.	United States	1,814,370	38,482,788

Industrial Conglomerates 2.7%
Orkla ASA	Norway	5,318,636	34,301,156
Siemens AG	Germany	663,515	60,202,885
Tyco International Ltd.	United States	864,574	30,458,942

			124,962,983

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Mutual Shares Securities Fund	Country	Shares/ Warrants/ Contracts	Value
Common Stocks and Other Equity Interests (continued)
Insurance 5.2%
ACE Ltd.	United States	894,765	$46,062,502
[b]Alleghany Corp.	United States	24,294	7,125,430
[b]Berkshire Hathaway Inc., A	United States	149	17,880,000
[b]Berkshire Hathaway Inc., B	United States	604,340	48,159,855
[b]CNO Financial Group Inc.	United States	964,957	4,776,537
Old Republic International Corp.	United States	2,329,142	28,252,492
[b,e]Olympus Re Holdings Ltd.	United States	16,280	12,308
The Travelers Cos. Inc.	United States	371,296	18,286,328
White Mountains Insurance Group Ltd.	United States	140,935	45,691,127
Zurich Financial Services AG	Switzerland	137,066	30,447,811

			246,694,390

IT Services 0.0%[a]
[e]Glodyne Technoserve Ltd.	India	6,635	96,049

Leisure Equipment & Products 1.1%
Mattel Inc.	United States	2,430,665	51,432,871

Machinery 0.1%
Federal Signal Corp.	United States	930,921	5,622,763
[b,e,f,g]MCII Holdings Inc.	United States	2,219	—

			5,622,763

Marine 1.3%
A.P. Moller - Maersk AS, B	Denmark	7,669	61,026,592

Media 3.8%
British Sky Broadcasting Group PLC	United Kingdom	955,785	10,012,894
[b,c,d]Century Communications Corp., Contingent Distribution	United States	5,487,000	—
News Corp., A	United States	4,928,029	58,939,227
Time Warner Cable Inc.	United States	682,949	35,567,984
Time Warner Inc.	United States	910,050	26,309,545
[b,d]TVMAX Holdings Inc.	United States	35,609	—
Virgin Media Inc.	United Kingdom	2,861,769	47,762,925

			178,592,575

Multi-Utilities 0.5%
GDF Suez	France	794,532	22,838,048

Office Electronics 1.1%
Xerox Corp.	United States	6,172,294	49,625,244

Oil, Gas & Consumable Fuels 3.8%
BP PLC	United Kingdom	4,211,281	20,073,313
Marathon Oil Corp.	United States	2,090,094	64,981,023
Noble Energy Inc.	United States	255,029	15,385,900
Royal Dutch Shell PLC, A	United Kingdom	2,143,361	54,399,280
Total SA, B	France	548,419	24,796,074

			179,635,590

Paper & Forest Products 3.1%
Domtar Corp.	United States	301,239	14,805,897
International Paper Co.	United States	2,248,554	50,884,777
MeadWestvaco Corp.	United States	1,464,799	32,518,538

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Mutual Shares Securities Fund	Country	Shares/ Warrants/ Contracts	Value
Common Stocks and Other Equity Interests (continued)
Paper & Forest Products (continued)
Weyerhaeuser Co.	United States	1,407,287	$49,536,502

			147,745,714

Pharmaceuticals 3.3%
Eli Lilly & Co.	United States	2,013,330	67,446,555
Novartis AG	Switzerland	873,127	42,597,487
Pfizer Inc.	United States	3,102,360	44,239,653

			154,283,695

Real Estate Investment Trusts (REITs) 0.8%
Alexander’s Inc.	United States	49,326	14,941,832
The Link REIT	Hong Kong	8,630,556	21,501,302

			36,443,134

Real Estate Management & Development 0.4%
[b,d]Canary Wharf Group PLC	United Kingdom	1,535,898	6,780,728
[b]Forestar Group Inc.	United States	330,463	5,935,115
[b]The St. Joe Co.	United States	314,282	7,278,771

			19,994,614

Semiconductors & Semiconductor Equipment 1.5%
[b]LSI Corp.	United States	8,661,673	39,843,696
Maxim Integrated Products Inc.	United States	1,880,128	31,454,541

			71,298,237

Software 2.4%
Microsoft Corp.	United States	3,405,283	78,355,562
Nintendo Co. Ltd.	Japan	123,923	36,934,408

			115,289,970

Tobacco 8.5%
Altria Group Inc.	United States	4,336,384	86,901,135
British American Tobacco PLC	United Kingdom	3,805,987	121,521,070
British American Tobacco PLC, ADR	United Kingdom	4,218	266,999
Imperial Tobacco Group PLC	United Kingdom	3,149,559	88,441,869
Japan Tobacco Inc.	Japan	8,960	28,143,785
Lorillard Inc.	United States	250,360	18,020,913
Philip Morris International Inc.	United States	553,920	25,391,693
Reynolds American Inc.	United States	589,286	30,713,586

			399,401,050

Transportation Infrastructure 0.2%
Groupe Eurotunnel SA	France	1,155,511	7,876,674

Wireless Telecommunication Services 1.5%
Vodafone Group PLC	United Kingdom	33,562,610	69,794,359

Total Common Stocks and Other Equity Interests (Cost $4,278,079,250)			3,931,544,216

Preferred Stocks 1.0%
Automobiles 0.9%
Volkswagen AG, pfd.	Germany	489,128	43,416,956

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Mutual Shares Securities Fund	Country	Shares/ Warrants/ Contracts	Value
Preferred Stocks (continued)
Commercial Banks 0.0%[a]
[b,e]First Southern Bancorp Inc., cvt. pfd., C	United States	229	$229,000

Diversified Telecommunication Services 0.0%[a]
[b,e]PTV Inc., 10.00%, pfd., A	United Kingdom	17,300	2,379

Machinery 0.1%
[b,e,f,g]MCII Holdings Inc., PIK, pfd., A	United States	17,829	4,531,268

Total Preferred Stocks (Cost $59,214,902)			48,179,603

		Principal[h] Amount
Corporate Bonds, Notes and Senior Floating Rate Interests 6.1%
[i,j]Avaya Inc., Term Loan B-1, FRN, 3.26%, 10/26/14	United States	46,323,000	39,741,289
[j]Boston Generating LLC, FRN, Revolver, 0.408%, 12/21/13	United States	469,092	396,215
Synthetic Letter of Credit, 0.408%, 12/21/13	United States	1,675,285	1,415,018
Term Loan B, 2.783%, 12/21/13	United States	7,307,112	6,171,901
[e,k]Cerberus CG Investor I LLC, 12.00%, 7/31/14	United States	7,173,000	3,299,580
[e,k]Cerberus CG Investor II LLC, 12.00%, 7/31/14	United States	7,173,000	3,299,580
[e,k]Cerberus CG Investor III LLC, 12.00%, 7/31/14	United States	3,586,500	1,649,790
[j]Charter Communications Operating LLC, FRN, Incremental Term Loan, 7.25%, 3/06/14	United States	2,954,706	2,970,865
CIT Group Inc.,
[j]New Term Loan Tranche 1B, FRN, 13.00%, 1/20/12	United States	4,175,664	4,317,115
senior secured sub. bond, 7.00%, 5/01/13	United States	2,029,774	1,953,658
senior secured sub. bond, 7.00%, 5/01/14	United States	3,044,660	2,884,815
senior secured sub. bond, 7.00%, 5/01/15	United States	3,044,660	2,831,534
senior secured sub. bond, 7.00%, 5/01/16	United States	24,538,436	22,514,015
senior secured sub. bond, 7.00%, 5/01/17	United States	23,958,211	21,682,181
[j]Term Loan Tranche 2A, FRN, 9.50%, 1/20/12	United States	12,189,683	12,483,759
Exterran Holding Inc., senior note, cvt., 4.25%, 6/15/14	United States	993,000	1,308,675
[i,j]First Data Corp., Term Loan, FRN, 3.097%, 9/24/14,
B-1	United States	23,696,763	19,987,556
B-2	United States	14,899,710	12,586,530
B-3	United States	1,992,563	1,679,288
[d,f,j]International Automotive Components Group NA Inc., Revolver, FRN, 5.50%, 1/18/13	United States	959,420	959,420
[e,f,k]International Automotive Components Group NA LLC, 9.00%, 4/01/17	United States	1,456,500	1,431,560
Realogy Corp.,
[j]Delayed Draw Term Loan B, FRN, 3.292%, 10/10/13	United States	21,272,606	18,134,897
[j]Initial Term Loan B, FRN, 3.292%, 10/10/13	United States	29,734,724	25,348,852
Second Lien Term Loan, 13.50%, 10/15/17	United States	1,642,000	1,724,785
[j]Synthetic Letter of Credit, FRN, 3.349%, 10/10/13	United States	8,005,518	6,824,704
[j]Six Flags Theme Parks Inc., 2nd Lien Term Loan, FRN, 9.25%, 12/31/16	United States	13,228,000	13,194,930
[j]Smurfit-Stone Container Enterprises, Exit Term Loan, FRN, 6.75%, 2/22/16	United States	9,077,000	9,077,000
[j]Texas Competitive Electric Holdings Co. LLC, FRN, 3.85%, 10/10/14, Delayed Draw Term Loan	United States	33,526,317	24,647,844
Initial Tranche B-1 Term Loan	United States	18,580,644	13,784,515
Tranche B-2 Term Loan	United States	2,929,877	2,173,603
Tranche B-3 Term Loan	United States	10,360,433	7,684,530

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Mutual Shares Securities Fund	Country	Principal[h] Amount		Value
Corporate Bonds, Notes and Senior Floating Rate Interests (continued)
[d,k]TVMAX Holdings Inc., PIK, 11.50%, 7/31/10	United States	94,691		$—
14.00%, 7/31/10	United States	254,780		—

Total Corporate Bonds, Notes and Senior Floating Rate Interests (Cost $292,160,892)				288,160,004

Corporate Bonds and Notes in Reorganization (Cost $12,080,890) 0.0%[a]
[f,k]Wimar OPCO LLC/Finance Corp., senior sub. note, 9.625%, 12/15/14	United States	18,305,000		12,814

		Shares
Companies in Liquidation 0.0%[a]
[b]Adelphia Recovery Trust	United States	29,283,354		972,207
[b,c]Adelphia Recovery Trust, Arahova Contingent Value Vehicle, Contingent Distribution	United States	1,955,453		464,420
[b,e,f,g]CB FIM Coinvestors LLC	United States	6,400,507		—
[b,e]FIM Coinvestor Holdings I, LLC	United States	8,006,950		—

		Principal [h] Amount
[d,k]Peregrine Investments Holdings Ltd., 6.70%, 1/15/98	Hong Kong	5,000,000	JPY	—
[d,k]PIV Investment Finance (Cayman) Ltd., 4.50%, 12/01/00	Hong Kong	12,200,000		—

Total Companies in Liquidation (Cost $3,053,676)				1,436,627

Total Investments before Short Term Investments (Cost $4,644,589,610)				4,269,333,264

Short Term Investments 7.6%
U.S. Government and Agency Securities 7.6%
[l]FHLB, 7/01/10	United States	34,500,000		34,500,000
[l,m]U.S. Treasury Bills, 7/08/10—12/16/10	United States	320,700,000		320,595,778

Total U.S. Government and Agency Securities (Cost $355,087,145)				355,095,778

Total Investments (Cost $4,999,676,755) 98.1%				4,624,429,042
Securities Sold Short (0.5)%				(23,631,065)
Other Assets, less Liabilities 2.4%				112,846,053

Net Assets 100.0%				$4,713,644,030

		Shares
[n]Securities Sold Short (Proceeds $26,081,891) (0.5)%
Energy Equipment & Services (0.5)%
Schlumberger Ltd.	United States	427,016		$(23,631,065)

aRounds to less than 0.1% of net assets.

bNon-income producing.

cContingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

dSecurity has been deemed illiquid because it may not be able to be sold within seven days. At June 30, 2010, the aggregate value of these securities was $7,774,443, representing 0.16% of net assets.

eSee Note 9 regarding restricted securities.

fSee Note 14 regarding other considerations.

gSee Note 13 regarding holdings of 5% voting securities.

hThe principal amount is stated in U.S. dollars unless otherwise indicated.

iA portion or all of the security purchased on a delayed delivery basis. See Note 1(c).

jThe coupon rate shown represents the rate at period end.

kSee Note 7 regarding credit risk and defaulted securities.

lThe security is traded on a discount basis with no stated coupon rate.

mSecurity or a portion of the security has been segregated as collateral for securities sold short. At June 30, 2010, the aggregate value of these securities and/or cash pledged amounted to $36,560,092.

nSee Note 1(e) regarding securities sold short.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Mutual Shares Securities Fund

At June 30, 2010, the Fund had the following forward exchange contracts outstanding. See Note 1(d).

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
British Pound	SSBT	Sell	35,000,000	$53,270,000	7/12/10	$964,741	$—
British Pound	DBAB	Sell	34,700,000	52,759,442	7/12/10	902,514	—
Euro	DBAB	Buy	7,411,294	9,034,176	7/16/10	31,664	—
Euro	BOFA	Buy	1,400,000	1,706,642	7/16/10	5,903	—
Euro	SSBT	Buy	307,762	371,487	7/16/10	4,982	—
Euro	SSBT	Sell	64,491,407	87,941,134	7/16/10	9,052,240	—
Euro	BZWS	Sell	47,479,135	64,476,666	7/16/10	6,397,976	—
Euro	DBAB	Sell	4,088,653	5,540,697	7/16/10	539,266	—
Danish Krone	HAND	Buy	1,445,925	250,000	7/23/10	—	(12,550)
Danish Krone	HAND	Sell	2,703,008	440,000	7/23/10	—	(3,888)
Danish Krone	SSBT	Buy	1,854,376	305,513	7/23/10	—	(988)
Danish Krone	HAND	Buy	2,266,354	370,000	7/23/10	2,180	—
Danish Krone	SSBT	Sell	55,850,678	10,031,374	7/23/10	859,581	—
Danish Krone	HAND	Sell	5,166,979	860,000	7/23/10	11,479	—
Danish Krone	BOFA	Sell	5,619,090	930,000	7/23/10	7,234	—
Swiss Franc	BOFA	Sell	50,000,000	45,207,957	8/10/10	—	(1,200,393)
Swiss Franc	SSBT	Sell	50,000,000	45,207,957	8/10/10	—	(1,200,393)
Swiss Franc	DBAB	Buy	353,797	306,225	8/10/10	22,158	—
British Pound	DBAB	Sell	1,540,357	2,275,006	8/12/10	—	(26,917)
British Pound	BZWS	Sell	14,327,480	21,455,401	8/12/10	44,294	—
Norwegian Krone	HAND	Buy	45,337,637	7,245,166	8/16/10	—	(294,789)
Norwegian Krone	BOFA	Buy	12,687,000	2,136,578	8/16/10	—	(191,628)
Norwegian Krone	SSBT	Buy	2,114,352	323,459	8/16/10	676	—
Norwegian Krone	BOFA	Buy	5,264,757	810,000	8/16/10	6,426	—
Norwegian Krone	HAND	Buy	5,271,318	810,000	8/16/10	7,444	—
Norwegian Krone	SSBT	Sell	100,000,000	16,736,962	8/16/10	1,406,703	—
Norwegian Krone	DBAB	Sell	59,588,423	9,977,299	8/16/10	842,240	—
Norwegian Krone	HAND	Sell	9,408,044	1,470,000	8/16/10	27,723	—
Australian Dollar	DBAB	Buy	1,080,000	915,570	8/19/10	—	(12,583)
Australian Dollar	DBAB	Sell	6,215,000	5,388,405	8/19/10	192,048	—
Euro	SSBT	Buy	186,297	222,561	8/31/10	5,387	—
Euro	BOFA	Sell	55,131,288	75,345,084	8/31/10	7,887,891	—
Euro	DBAB	Sell	2,640,000	3,581,582	8/31/10	351,348	—
Euro	BZWS	Sell	1,320,000	1,788,428	8/31/10	173,311	—
Euro	SSBT	Sell	11,194,440	14,942,938	8/31/10	1,245,716	—
British Pound	DBAB	Buy	6,380,000	9,737,722	9/15/10	—	(203,504)
British Pound	SSBT	Sell	363,223	525,104	9/15/10	—	(17,693)
British Pound	DBAB	Buy	2,400,000	3,434,640	9/15/10	151,900	—
British Pound	DBAB	Sell	44,470,000	66,833,527	9/15/10	377,938	—
British Pound	BZWS	Sell	41,500,000	62,374,500	9/15/10	357,254	—
British Pound	BOFA	Sell	820,000	1,247,122	9/15/10	21,721	—
Euro	BOFA	Sell	3,930,000	5,376,846	9/15/10	567,739	—
Euro	DBAB	Sell	24,900,495	33,663,142	9/15/10	3,192,619	—
Euro	SSBT	Sell	7,176,889	9,714,169	9/15/10	931,870	—
Euro	BZWS	Sell	3,160,000	4,257,784	9/15/10	390,919	—
Euro	SSBT	Sell	42,513,261	57,839,595	10/14/10	5,807,899	—
Euro	DBAB	Sell	33,165,111	45,080,063	10/14/10	4,489,506	—
Euro	BOFA	Sell	35,350,000	48,104,280	10/14/10	4,839,652	—
Japanese Yen	BZWS	Sell	2,173,041,859	23,547,075	10/20/10	—	(1,082,865)
Japanese Yen	DBAB	Buy	236,614,387	2,597,122	10/20/10	84,740	—
Japanese Yen	BOFA	Buy	38,648,820	420,000	10/20/10	18,058	—

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Mutual Shares Securities Fund

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Danish Krone	DBAB	Sell	63,000,000	$11,316,281	10/25/10	$966,256	$—
Swiss Franc	DBAB	Sell	31,002,808	28,133,219	11/10/10	—	(705,438)
Swiss Franc	BOFA	Sell	2,109,298	1,870,000	11/10/10	—	(92,058)
Swiss Franc	DBAB	Buy	1,410,405	1,230,000	11/10/10	81,952	—
British Pound	DBAB	Sell	65,194,140	96,490,448	11/12/10	—	(931,516)
British Pound	BOFA	Sell	2,640,000	3,895,124	11/12/10	—	(49,922)
British Pound	DBAB	Sell	630,000	942,499	11/12/10	1,065	—
Euro	BZWS	Sell	45,000,000	57,208,500	11/15/10	2,124,320	—
Euro	SSBT	Sell	45,000,000	57,206,700	11/15/10	2,122,520	—
Euro	DBAB	Sell	11,620,312	14,608,504	11/15/10	384,163	—
Euro	BOFA	Sell	1,080,000	1,333,206	11/15/10	11,184	—
Norwegian Krone	SSBT	Sell	103,919,450	16,675,136	11/18/10	815,189	—

Unrealized appreciation (depreciation)						58,731,589	(6,027,125)

Net unrealized appreciation (depreciation)						$52,704,464

See Abbreviations on page MS-36.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2010 (unaudited)

Mutual Shares Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$4,975,629,780
Cost - Non-controlled affiliated issuers (Note 13)	24,046,975

Total cost of investments	$4,999,676,755

Value - Unaffiliated issuers	$4,619,897,774
Value - Non-controlled affiliated issuers (Note 13)	4,531,268

Total value of investments	4,624,429,042
Cash	56,694,572
Foreign currency, at value (cost $15,635,282)	15,637,117
Receivables:
Investment securities sold	6,712,037
Capital shares sold	1,501,437
Dividends and interest	15,724,854
Due from brokers	24,012,477
Unrealized appreciation on forward exchange contracts	58,731,589
Unrealized appreciation on unfunded loan commitments (Note 10)	481,408
Other assets	8,420

Total assets	4,803,932,953

Liabilities:
Payables:
Investment securities purchased	48,846,781
Capital shares redeemed	4,132,632
Affiliates	4,457,560
Securities sold short, at value (proceeds $26,081,891)	23,631,065
Unrealized depreciation on forward exchange contracts	6,027,125
Accrued expenses and other liabilities	3,193,760

Total liabilities	90,288,923

Net assets, at value	$4,713,644,030

Net assets consist of:
Paid-in capital	$5,380,607,272
Undistributed net investment income	116,054,698
Net unrealized appreciation (depreciation)	(319,602,696)
Accumulated net realized gain (loss)	(463,415,244)

Net assets, at value	$4,713,644,030

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued)

June 30, 2010 (unaudited)

Mutual Shares Securities Fund
Class 1:
Net assets, at value	$901,174,823

Shares outstanding	63,663,084

Net asset value and maximum offering price per share	$14.16

Class 2:
Net assets, at value	$3,671,048,331

Shares outstanding	262,720,537

Net asset value and maximum offering price per share	$13.97

Class 4:
Net assets, at value	$141,420,876

Shares outstanding	10,069,493

Net asset value and maximum offering price per share	$14.04

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2010 (unaudited)

Mutual Shares Securities Fund
Investment income:
Dividends (net of foreign taxes of $4,305,369)	$62,100,827
Interest	10,053,948
Income from securities loaned	1,143

Total investment income	72,155,918

Expenses:
Management fees (Note 3a)	14,849,146
Administrative fees (Note 3b)	2,142,637
Distribution fees: (Note 3c)
Class 2	4,915,133
Class 4	257,526
Unaffiliated transfer agent fees	1,776
Custodian fees (Note 4)	186,484
Reports to shareholders	383,806
Professional fees	271,541
Trustees’ fees and expenses	13,047
Dividends on securities sold short	737,617
Other	139,266

Total expenses	23,897,979
Expense reductions (Note 4)	(40)

Net expenses	23,897,939

Net investment income	48,257,979

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	76,053,052
Foreign currency transactions	102,191,023
Securities sold short	1,720,564

Net realized gain (loss)	179,964,639

Net change in unrealized appreciation (depreciation) on:
Investments	(458,868,770)
Translation of other assets and liabilities denominated in foreign currencies	19,390,196

Net change in unrealized appreciation (depreciation)	(439,478,574)

Net realized and unrealized gain (loss)	(259,513,935)

Net increase (decrease) in net assets resulting from operations	$(211,255,956)

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Mutual Shares Securities Fund
	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31, 2009

Increase (decrease) in net assets:
Operations:
Net investment income	$48,257,979	$65,304,934
Net realized gain (loss) from investments, foreign currency transactions and securities sold short	179,964,639	(405,802,552)
Net change in unrealized appreciation (depreciation) on investments and translation of other assets and liabilities denominated in foreign currencies	(439,478,574)	1,314,656,242

Net increase (decrease) in net assets resulting from operations	(211,255,956)	974,158,624

Distributions to shareholders from:
Net investment income:
Class 1	—	(11,770,982)
Class 2	—	(67,085,076)
Class 4	—	(2,339,365)

Total distributions to shareholders	—	(81,195,423)

Capital share transactions: (Note 2)
Class 1	179,388,751	334,577,934
Class 2	(123,166,837)	(105,733,549)
Class 4	6,243,382	59,897,038

Total capital share transactions	62,465,296	288,741,423

Net increase (decrease) in net assets	(148,790,660)	1,181,704,624
Net assets:
Beginning of period	4,862,434,690	3,680,730,066

End of period	$4,713,644,030	$4,862,434,690

Undistributed net investment income included in net assets:
End of period	$116,054,698	$67,796,719

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Mutual Shares Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-one separate funds. The Mutual Shares Securities Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2, and Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Certain derivatives trade in the over-the-counter market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Shares Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

a. Financial Instrument Valuation (continued)

Trading in securities on foreign exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a Delayed Delivery Basis

The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Derivative Financial Instruments

The Fund may invest in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Shares Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

d. Derivative Financial Instruments (continued)

The Fund generally enters into forward exchange contracts in order to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash received may be invested according to the Fund’s investment objectives.

See Note 12 regarding other derivative information.

e. Securities Sold Short

The Fund is engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at current market value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit with broker consisting of cash and/or securities having a value equal to a specified percentage of the value of the securities sold short. The Fund is obligated to pay stock loan fees for borrowing the securities sold short and is required to pay the counterparty any dividends or interest due on securities sold short. Such dividends or interest and any stock loan fees are recorded as an expense to the Fund.

f. Securities Lending

The Fund participates in an agency based security lending program. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is invested in a non-registered money fund (Bank of New York Institutional Cash Reserve Fund or ICRF), managed by the Fund’s custodian on the Fund’s behalf. The Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. The securities lending agent has agreed to indemnify the fund in the event of default by a third party borrower. At June 30, 2010, the Fund had no securities on loan.

g. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains. As a result, no provision for federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. As of June 30, 2010, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination by such taxing authorities, which in the case of the U.S. is three years after the filing of a fund’s tax return.

Foreign securities held by the Fund may be subject to foreign taxation on dividend and interest income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

h. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Shares Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

h. Security Transactions, Investment Income, Expenses and Distributions (continued)

discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income and dividends declared on securities sold short are recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

i. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

j. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2010, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2010		Year Ended December 31, 2009
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	16,845,621	$255,678,754	27,788,529	$362,470,917
Shares issued in reinvestment of distributions	—	—	864,242	11,770,982
Shares redeemed	(5,208,632)	(76,290,003)	(3,455,041)	(39,663,965)

Net increase (decrease)	11,636,989	$179,388,751	25,197,730	$334,577,934

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Shares Securities Fund

2. SHARES OF BENEFICIAL INTEREST (continued)

	Six Months Ended June 30, 2010		Year Ended December 31, 2009
Class 2 Shares:	Shares	Amount	Shares	Amount
Shares sold	11,802,511	$175,989,162	26,685,456	$332,016,404
Shares issued in reinvestment of distributions	—	—	4,980,332	67,085,076
Shares redeemed	(20,211,760)	(299,155,999)	(41,070,597)	(504,835,029)

Net increase (decrease)	(8,409,249)	$(123,166,837)	(9,404,809)	$(105,733,549)

Class 4 Shares:
Shares sold	734,798	$10,955,089	4,731,346	$58,567,480
Shares issued on reinvestment of distributions	—	—	172,647	2,339,365
Shares redeemed	(311,495)	(4,711,707)	(78,048)	(1,009,807)

Net increase (decrease)	423,303	$6,243,382	4,825,945	$59,897,038

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Franklin Mutual based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.600%	Up to and including $5 billion
0.570%	over $5 billion, up to and including $10 billion
0.550%	over $10 billion, up to and including $15 billion
0.530%	over $15 billion, up to and including $20 billion
0.510%	In excess of $20 billion

b. Administrative Fees

The Fund pays an administrative fee to FT Services based on the Fund’s average daily net assets as follows:

Annualized Fee Rate	Net Assets
0.150%	Up to and including $200 million
0.135%	over $200 million, up to and including $700 million
0.100%	over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Shares Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

c. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets of Class 2 and Class 4, respectively. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 2.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2010, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2009, the capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:
2016	$49,725,101
2017	557,680,420

$607,405,521

At June 30, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$5,021,422,692

Unrealized appreciation	$370,467,342
Unrealized depreciation	(767,460,992)

Net unrealized appreciation (depreciation)	$(396,993,650)

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities, foreign currency transactions, passive foreign investment company shares, pass-through entity income, payments-in-kind, and bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, pass-through entity income, and bond discounts and premiums.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2010, aggregated $1,074,426,069 and $576,958,380, respectively.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Shares Securities Fund

7. CREDIT RISK AND DEFAULTED SECURITIES

The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and are about to be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest.

At June 30, 2010, the aggregate value of distressed company securities for which interest recognition has been discontinued was $9,693,324, representing 0.21% of the Fund’s net assets. For information as to specific securities, see the accompanying Statement of Investments.

8. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

9. RESTRICTED SECURITIES

The Fund may invest in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At June 30, 2010, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

Principal Amount/ Shares/ Warrants/ Contracts	Issuer	Acquisition Dates	Cost	Value
124,923	AboveNet Inc.	10/02/01 - 9/08/09	$3,452,922	$5,893,867
78	AboveNet Inc., stock grant, grant price $10.475, expiration date 9/09/13	4/17/06 - 9/08/06	—	11,452
17	AboveNet Inc., stock grant, grant price $30, expiration date 9/07/18	9/08/09	—	1,168
2,995	AboveNet Inc., wts., 9/08/10	10/02/01 - 9/07/07	315,092	206,655
315,800	Bond Street Holdings LLC, A, 144A	11/04/09	6,316,000	6,316,000
6,400,507	CB FIM Coinvestors LLC	1/15/09 - 6/02/09	—	—
9,192,800	Cerberus CG Investor I LLC	7/26/07 - 4/28/10	9,164,810	4,228,688
7,173,000	Cerberus CG Investor I LLC, 12.00%, 7/31/14	7/26/07	7,173,000	3,299,580
9,192,662	Cerberus CG Investor II LLC	7/26/07 - 4/28/10	9,164,672	4,228,625
7,173,000	Cerberus CG Investor II LLC, 12.00%, 7/31/14	7/26/07	7,173,000	3,299,580
4,596,951	Cerberus CG Investor III LLC	7/26/07 - 4/28/10	4,582,956	2,114,597
3,586,500	Cerberus CG Investor III LLC, 12.00%, 7/31/14	7/26/07	3,586,500	1,649,790
11,728	Elephant Capital Holdings Ltd.	8/29/03 - 3/10/08	1,813,542	—
8,006,950	FIM Coinvestor Holdings I LLC	11/20/06 - 6/02/09	—	—
133,965	First Southern Bancorp Inc.	1/27/10	2,826,662	2,826,662
229	First Southern Bancorp Inc., cvt. pfd., C	1/27/10	229,000	229,000

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Shares Securities Fund

9. RESTRICTED SECURITIES (continued)

Principal Amount/ Shares/ Warrants/ Contracts	Issuer	Acquisition Dates	Cost	Value
5,565,600	GLCP Harrah’s Investment LP	1/15/08	$5,569,218	$—
6,635	Glodyne Technoserve Ltd.	6/21/10	104,511	96,049
1,592	GMAC Inc.	11/20/06 - 6/02/09	37,699,659	9,554,880
168,957	IACNA Investor LLC	7/24/08	61,233	1,689
1,730,515	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	1,150,884	2,777,028
269,643	International Automotive Components Group Japan LLC	9/26/06 - 3/27/07	2,340,729	1,520,775
6,170,474	International Automotive Components Group LLC	1/12/06 - 10/16/06	6,171,475	4,413,308
1,456,500	[a]International Automotive Components Group NA LLC, 9.00%, 4/01/17	3/30/07	1,478,348	1,431,560
4,838,053	[a]International Automotive Components Group NA LLC, A	3/30/07 - 10/10/07	5,147,879	3,516,635
2,219	MCII Holdings Inc.	4/17/09	2,554,757	—
17,829	MCII Holdings Inc., PIK, pfd., A	4/17/09 - 4/01/10	15,923,000	4,531,268
57,295	NCB Warrant Holdings Ltd., A	12/16/05 - 3/10/08	539,528	—
16,280	Olympus Re Holdings Ltd.	12/19/01	1,540,390	12,308
17,300	PTV Inc., 10.00%, pfd., A	12/07/01 - 3/06/02	10,899	2,379
433,000	State Bank and Trust Co.	7/24/09	4,330,000	6,603,250

	Total Restricted Securities (1.46% of Net Assets)			$68,766,793

aThe Fund also invests in unrestricted securities or other investments in the issuer, valued at $959,420 as of June 30, 2010.

10. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Funded portions of credit agreements are presented on the Statement of Investments.

At June 30, 2010, unfunded commitments were as follows:

Borrower	Unfunded Commitment
Realogy Corp., Revolver, FRN, 4/10/13	$11,080,500

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and Statement of Operations.

11. UNFUNDED CAPITAL COMMITMENTS

The Fund may enter into certain capital commitments and may be obligated to perform on such agreements at a future date. The Fund monitors these commitments and assesses the probability of required performance. For any agreements whose probability of performance is determined to be greater than remote, the Fund assesses the fair value of the commitment. In instances where the probability of performance is greater than remote and the performance under the commitment would result in an unrealized loss, the Fund recognizes such losses on the Statement of Assets and Liabilities And the Statement of Operations. At June 30, 2010, the Fund had aggregate unfunded capital commitments of $329,837, for which no depreciation has been recognized.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Shares Securities Fund

12. OTHER DERIVATIVE INFORMATION

At June 30, 2010, the Fund has invested in derivative contracts which are reflected on the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value Amount	Statement of Assets and Liabilities Location	Fair Value Amount
Foreign exchange contracts	Unrealized appreciation on forward exchange contracts	$58,731,589	Unrealized depreciation on forward exchange contracts	$6,027,125

For the period ended June 30, 2010, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Locations	Realized Gain (Loss) for the Period	Change in Unrealized Appreciation (Depreciation) for the Period	Average Amount Outstanding During the Period[a]
Foreign exchange contracts	Net realized gain (loss) from foreign currency transactions / Net change in unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies	$104,960,269	$19,439,813	1,268,772,971

aRepresents the average notional amount for derivative contracts outstanding during the period. For derivative contracts denominated in foreign currencies, notional amounts are converted into U.S. dollars.

See Note 1(d) regarding derivative financial instruments.

13. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in “affiliated companies” for the Fund for the period ended June 30, 2010, were as shown below.

Name of Issuer	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of of Period	Value at End of Period	Investment Income	Realized Capital Gain (Loss)
Non-Controlled Affiliates
CB FIM Coinvestors LLC	6,400,507	—	—	6,400,507	$—	$—	$—
GLCP Harrah’s Investment LP	5,565,600	—	—	5,565,600	—	—	—
MCII Holdings Inc.	2,219	—	—	2,219	—	—	—
MCII Holdings Inc., PIK, pfd., A	16,805	1,024	—	17,829	4,531,268	—	—

Total Affiliated Securities (0.10% of Net Assets)					$4,531,268	$—	$—

14. OTHER CONSIDERATIONS

Officers, directors or employees of the Fund’s Investment Manager, may serve from time to time as members of bondholders’ steering committees, official creditors’ committees, or boards of directors of companies in which the Fund invests. Such

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Shares Securities Fund

14. OTHER CONSIDERATIONS (continued)

participation may result in the possession by the Investment Manager of material non-public information which, pursuant to the

Fund’s policies and the requirements of applicable securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.

15. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively “Borrowers”), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 21, 2011. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.10% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended June 30, 2010, the Fund did not use the Global Credit Facility.

16. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Shares Securities Fund

16. FAIR VALUE MEASUREMENTS (continued)

The following is a summary of the inputs used as of June 30, 2010, in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities:
Equity Investments:[a]
Auto Components	$—	$—	$12,238,730	[b]	$12,238,730
Chemicals	48,171,088	—	25,000		48,196,088
Commercial Banks	163,127,400	6,603,250	3,055,662	[b]	172,786,312
Consumer Finance	—	—	20,126,790		20,126,790
Diversified Financial Services	108,831,929	6,316,000	—	[b]	115,147,929
Diversified Telecommunication Services	104,941,190	209,034	—	[b]	105,150,224
Insurance	246,682,082	—	12,308		246,694,390
IT Services	—	—	96,049		96,049
Machinery	5,622,763	—	4,531,268	[b]	10,154,031
Real Estate Management & Development	13,213,886	—	6,780,728		19,994,614
Other Equity Investments[c]	3,229,138,662	—	—	[b]	3,229,138,662
Corporate Bonds, Notes and Senior Floating Rate Interests	—	277,520,074	10,639,930	[b]	288,160,004
Corporate Bonds and Notes in Reorganization	—	12,814	—		12,814
Companies in Liquidation	—	1,436,627	—	[b]	1,436,627
Short Term Investments	320,595,778	34,500,000	—		355,095,778

Total Investments in Securities	$4,240,324,778	$326,597,799	$57,506,465		$4,624,429,042

Forward Exchange Contracts	$—	$58,731,589	—		$58,731,589
Unfunded Loan Commitments	—	481,408	—		481,408
Liabilities:
Securities Sold Short	23,631,065	—	—		23,631,065
Forward Exchange Contracts	—	6,027,125	—		6,027,125

aIncludes common and preferred stock as well as other equity investments.

bIncludes securities determined to have no value at June 30, 2010.

cFor detailed industry descriptions, see the accompanying Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Shares Securities Fund

16. FAIR VALUE MEASUREMENTS (continued)

At June 30, 2010, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

	Balance at Beginning of Period	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Transfer In (Out of) Level 3	Balance at End of Period		Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Investments in Securities:
Equity Investments:[a]
Auto Components	$8,663,585	$3,745	$3,575,145	$(3,745)	$—	$12,238,730	[b]	$3,575,145
Chemicals	25,000	—	—	—	—	25,000		—
Commercial Banks	—	2,935	285	3,052,442	—	3,055,662	[b]	285
Computers & Peripherals	179,657	87,238	(137,117)	(129,778)	—	—	[b]	(34,080)
Consumer Finance	21,844,439	—	(4,268,427)	2,550,778	—	20,126,790		(4,268,427)
Diversified Financial Services	6,316,000	—	78,950	—	(6,394,950)	—	[b]	—
Diversified Telecommunication Services	—	5,425	633	(6,058)	—	—	[b]	633
Insurance	34,774	—	11,447	(33,913)	—	12,308		11,447
IT Services	—	—	(8,462)	104,511	—	96,049		(8,462)
Machinery	7,810,403	—	(2,584,324)	(694,811)	—	4,531,268	[b]	(2,584,324)
Real Estate Management & Development	8,146,075	—	(1,365,347)	—	—	6,780,728		(1,365,347)
Corporate Bonds, Notes and Senior Floating Rate Interests	6,419,422	—	4,378,774	(158,266)	—	10,639,930	[b]	4,378,774
Corporate Bonds and Notes in Reorganization	25	(112)	125	(38)	—	—		—

Total	$59,439,380	$99,231	$(318,318)	$4,681,122	$(6,394,950)	$57,506,465		$(294,356)

aIncludes common and preferred stocks as well as other equity investments.

bIncludes securities determined to have no value at June 30, 2010.

17. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS
Counterparty	Currency EUR - Euro CHF - Swiss Franc JPY - Japanese Yen	Selected Portfolio
BOFA - Bank of America N.A.		ADR - American Depository Receipt FHLB - Federal Home Loan Bank FRN - Floating Rate Note PIK - Payment-In-Kind
BZWS - Barclays Bank PLC
DBAB - Deutsche Bank AG
HAND - Svenska Handelsbanken
SSBT - State Street Bank and Trust Co., N.A.

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

This semiannual report for Templeton Developing Markets Securities Fund covers the period ended June 30, 2010.

Performance Summary as of 6/30/10

Templeton Developing Markets Securities Fund – Class 2 had a -9.47% total return for the six-month period ended 6/30/10.

Performance reflects the Fund’s Class 2 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Templeton Developing Markets Securities Fund Class 2

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

Fund Goal and Main Investments: Templeton Developing Markets Securities Fund seeks long-term capital appreciation. The Fund normally invests at least 80% of its net assets in emerging market investments.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund underperformed the Morgan Stanley Capital International (MSCI) Emerging Markets (EM) Index’s -6.04% total return, and the Standard & Poor’s/International Finance Corporation Investable (S&P/IFCI) Composite Index’s -5.54% total return for the same period.1 Please note that index performance numbers are purely for reference and that we do not attempt to track an index, but rather undertake investments on the basis of fundamental research.

Economic and Market Overview

In the first half of 2010, emerging market countries continued to display solid financial and economic fundamentals. Robust domestic demand and stimulus measures drove strong first-quarter gross domestic product growth rates in many countries. Foreign reserves also remained high, which provided governments a safety net to help weather external financial shocks. Emerging stock markets recorded a minor correction as the European sovereign debt crisis gained momentum and concerns escalated regarding the fiscal health of Greece, Spain, Portugal, Ireland and other countries on the continent. China’s tightening measures further heightened uncertainty surrounding the global economic recovery, and lower commodity prices led investors to lock in gains from last year’s strong performances.

From a regional perspective, Asia was the top performing emerging market during the reporting period. Southeast Asian stock markets Indonesia and Thailand posted double-digit returns, while Malaysia and the Philippines also outperformed their counterparts. Latin America had mixed results. Colombia, Peru and Chile ended the period with positive returns, while Brazil underperformed largely because of overheating economic concerns and lower commodity prices. In contrast, Eastern European stocks as a whole suffered the largest decline due to contagion from Greece’s financial woes and a weaker euro. Turkey fared better as Standard & Poor’s upgraded the country’s credit rating and its economy grew strongly in fourth quarter 2009, which bolstered investor confidence there.

1. Source: © 2010 Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

Fund Risks: The Fund’s investments in stocks may offer the potential for long-term gains but can be subject to short-term price fluctuations. Investing in emerging or developing markets is subject to all the risks of foreign investing generally as well as additional, heightened risks, including currency fluctuations, economic instability, market volatility, political and social instability, the relatively smaller size and lesser liquidity of these markets, and less government supervision and regulation of business and industry practices. The Fund may have significant investments in one or more countries or in particular sectors or industries from time to time and may carry greater risk of adverse developments in a country, sector or industry than a fund that invests more broadly. Smaller and midsize company securities can increase the risk of greater price fluctuations, particularly over the short term. The Fund’s prospectus also includes a description of the main investment risks.

Investment Strategy

Our investment philosophy is bottom up, value oriented and long term. In choosing investments, we may make on-site visits to companies to assess critical factors such as management strength and local conditions. In addition, we focus on the market price of a company’s securities relative to our evaluation of the company’s potential long-term (typically five years) earnings, asset value and cash flow potential. Among factors we consider are a company’s historical value measures, including price/earnings ratio, profit margins and liquidation value. We perform in-depth research to construct an action list from which we make our investment decisions.

Manager’s Discussion

During the six months under review, some of the largest detractors from the Fund’s absolute performance included Brazil’s Petrobras (Petroleo Brasileiro), a top global oil and gas company, Russia’s Gazprom, the world’s largest gas producer, and Hungary’s OTP Bank, the country’s largest commercial bank. Lower oil prices and concerns about Brazil’s economy possibly overheating pressured Petrobras’ share price in the short term. Nevertheless, we maintained a positive view on the company because we considered valuations low and we believed oil prices could rise over the long term. Gazprom’s stock underperformed mainly due to concerns regarding excess liquefied natural gas supply and pressure on the company’s export contract prices. In our opinion, recent valuations remained extremely attractive, and as the largest supplier of natural gas to Russia and Europe, the company was well positioned to benefit from greater energy demand in the longer term. OTP Bank’s shares declined in value partly because of uncertainty about Hungary’s economy and government plans for a special two-year bank tax. While we remained confident in these stocks, we trimmed the Fund’s positions as part of an effort to reposition the portfolio and raise funds for redemptions.

Among the most significant positive contributors to Fund performance during the reporting period were Astra International, a leading Indonesian car and motorcycle manufacturer, President Chain Store, Taiwan’s largest convenience store chain operator, and ONGC (Oil & Natural Gas Corp.), a major Indian oil and gas exploration company. Astra’s stock benefited from a faster-than-expected economic recovery in Indonesia, where rising incomes supported stronger domestic demand. We increased the Fund’s position in Astra based on our analysis that these upward trends could continue and benefit Astra. Shares of

President Chain Store rose after reports of the company’s strong first-quarter earnings, while ONGC performed well due to fuel price increases. By period-end, we reduced the Fund’s holdings in President Chain Store and ONGC as they reached our target prices.

It is also important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended June 30, 2010, the U.S. dollar rose in value relative to most non-U.S. currencies. As a result, the Fund’s performance was negatively affected by the portfolio’s predominant investment in securities with non-U.S. currency exposure.

During the review period, we increased the Fund’s holdings in Brazil, Indonesia and China via Hong Kong-listed Red Chip and Shanghai B shares as we searched for attractive investment opportunities.2 We also made select purchases in Pakistan, Hong Kong and Chile due to their attractive fundamentals in our view. Significant purchases included Itau Unibanco Holding, one of Brazil’s largest financial conglomerates, and VTech Holdings, a major manufacturer and distributor of cordless telephones and other telecommunication products in Hong Kong.

By industry, we made key investments in diversified metals and mining, automobile manufacturing and IT consulting companies, including Brazil’s Vale, a top global iron ore producer, India’s Tata Consultancy Services, a major IT consulting company, and China’s Denway Motors, a leading car manufacturer and distributor. Based on our analysis, consumer-related industries remained attractive due to large populations in emerging markets, where a growing middle class and greater domestic demand for goods and services could have an increasingly positive effect on these companies. We also had a favorable assessment of the IT consulting industry, which could continue to gain from the services outsourcing trend to emerging markets. Moreover, our outlook for commodity-related industries remained positive, and we believed commodity prices could maintain a long-term upward trend based on

2. “Red Chip” denotes shares of Hong Kong-listed companies with significant exposure to China. “Shanghai B” denotes shares of China-incorporated, Shanghai-listed companies that are traded in U.S. dollars and are eligible for foreign investment.

Top 10 Holdings

Templeton Developing Markets

Securities Fund

6/30/10

Company Sector/Industry, Country	% of Total Net Assets
Vale SA, ADR, pfd., A	5.4%
Metals & Mining, Brazil
Tata Consultancy Services Ltd.	4.6%
IT Services, India
Itau Unibanco Holding SA, ADR	4.4%
Commercial Banks, Brazil
Sesa Goa Ltd.	3.5%
Metals & Mining, India
Petrobras (Petroleo Brasileiro SA), ADR, pfd.	3.2%
Oil, Gas & Consumable Fuels, Brazil
AmBev (Companhia de Bebidas das Americas), ord. & IDR	3.1%
Beverages, Brazil
Gazprom, ADR	3.1%
Oil, Gas & Consumable Fuels, Russia
LUKOIL Holdings, ADR	3.1%
Oil, Gas & Consumable Fuels, Russia
PT Astra International Tbk	2.9%
Automobiles, Indonesia
Natura Cosmeticos SA	2.8%
Personal Products, Brazil

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

ongoing infrastructure development in emerging markets and continued demand for hard commodities.

Conversely, we reduced the Fund’s exposure to Austria, South Korea, Russia and South Africa, which allowed us to focus on stocks we deemed to be relatively more attractively valued within our investment universe and raise funds for redemptions. Some Fund holdings reached their target sale prices, and we sold them by period-end. Industry-wise, we made large sales of holdings in diversified banks, integrated oil and gas, and wireless telecommunication services. Key sales included shares of oil and gas giant PetroChina, Russian wireless telecommunication services provider Mobile TeleSystems, and Austrian bank Erste Group Bank. The Fund no longer had any exposure to Erste Group Bank by period-end.

Thank you for your participation in Templeton Developing Markets Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Countries

Templeton Developing Markets Securities Fund 6/30/10

% of Total Net Assets
Brazil	22.0%
India	15.5%
Russia	14.0%
China	11.3%
Turkey	4.0%
Indonesia	3.9%
U.K.	3.6%
Mexico	2.9%
Thailand	2.7%
South Korea	2.5%

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Templeton Developing Markets Securities Fund Class 2

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 2	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Fund-Level Expenses Incurred During Period* 1/1/10–6/30/10
Actual	$1,000	$905.30	$8.13
Hypothetical (5% return before expenses)	$1,000	$1,016.27	$8.60

*Expenses are calculated using the most recent six-month annualized expense ratio for the Fund’s Class 2 shares (1.72%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Templeton Developing Markets Securities Fund

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31,
Class 1		2009	2008	2007	2006	2005

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.86	$6.11	$16.16	$13.92	$10.99	$8.73

Income from investment operations[a]:
Net investment income[b]	0.05	0.12	0.16	0.32	0.24	0.17
Net realized and unrealized gains (losses)	(0.96)	4.02	(7.40)	3.51	2.84	2.23

Total from investment operations	(0.91)	4.14	(7.24)	3.83	3.08	2.40

Less distributions from:
Net investment income	(0.18)	(0.36)	(0.37)	(0.38)	(0.15)	(0.14)
Net realized gains	—	(0.03)	(2.44)	(1.21)	—	—

Total distributions	(0.18)	(0.39)	(2.81)	(1.59)	(0.15)	(0.14)

Redemption fees[c]	—	—	—	—	—	—

Net asset value, end of period	$8.77	$9.86	$6.11	$16.16	$13.92	$10.99

Total return[d]	(9.35)%	73.32%	(52.62)%	29.09%	28.43%	27.76%
Ratios to average net assets[e]
Expenses	1.47%	1.45% [f]	1.52% [f]	1.48% [f]	1.47% [f]	1.53% [f]
Net investment income	1.11%	1.64%	1.52%	2.07%	1.93%	1.77%

Supplemental data
Net assets, end of period (000’s)	$268,423	$325,927	$234,213	$753,843	$749,120	$651,826
Portfolio turnover rate	12.32%	56.58% [g]	75.11% [g]	98.32%	53.65%	31.24%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

gExcludes the value of portfolio securities delivered as a result of redemptions in-kind. See Note 11.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Developing Markets Securities Fund

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31,
Class 2		2009	2008	2007	2006	2005

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.78	$6.04	$15.99	$13.79	$10.90	$8.67

Income from investment operations[a]:
Net investment income[b]	0.04	0.11	0.15	0.27	0.20	0.14
Net realized and unrealized gains (losses)	(0.96)	3.98	(7.33)	3.49	2.82	2.21

Total from investment operations	(0.92)	4.09	(7.18)	3.76	3.02	2.35

Less distributions from:
Net investment income	(0.16)	(0.32)	(0.33)	(0.35)	(0.13)	(0.12)
Net realized gains	—	(0.03)	(2.44)	(1.21)	—	—

Total distributions	(0.16)	(0.35)	(2.77)	(1.56)	(0.13)	(0.12)

Redemption fees[c]	—	—	—	—	—	—

Net asset value, end of period	$8.70	$9.78	$6.04	$15.99	$13.79	$10.90

Total return[d]	(9.47)%	72.59%	(52.70)%	28.78%	28.09%	27.43%
Ratios to average net assets[e]
Expenses	1.72%	1.70% [f]	1.77% [f]	1.73% [f]	1.72% [f]	1.78% [f]
Net investment income	0.86%	1.39%	1.27%	1.82%	1.68%	1.52%

Supplemental data
Net assets, end of period (000’s)	$313,833	$435,947	$264,186	$1,090,549	$857,514	$650,646
Portfolio turnover rate	12.32%	56.58% [g]	75.11% [g]	98.32%	53.65%	31.24%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

gExcludes the value of portfolio securities delivered as a result of redemptions in-kind. See Note 11.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Developing Markets Securities Fund

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31,
Class 3		2009	2008	2007	2006	2005

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.73	$6.02	$15.96	$13.78	$10.90	$8.68

Income from investment operations[a]:
Net investment income[b]	0.04	0.10	0.11	0.24	0.20	0.04
Net realized and unrealized gains (losses)	(0.96)	3.97	(7.27)	3.52	2.83	2.32

Total from investment operations	(0.92)	4.07	(7.16)	3.76	3.03	2.36

Less distributions from:
Net investment income	(0.16)	(0.33)	(0.34)	(0.37)	(0.15)	(0.14)
Net realized gains	—	(0.03)	(2.44)	(1.21)	—	—

Total distributions	(0.16)	(0.36)	(2.78)	(1.58)	(0.15)	(0.14)

Redemption fees[c]	—	—	—	—	—	—

Net asset value, end of period	$8.65	$9.73	$6.02	$15.96	$13.78	$10.90

Total return[d]	(9.49)%	72.63%	(52.67)%	28.70%	28.17%	27.45%
Ratios to average net assets[e]
Expenses	1.72%	1.70% [f]	1.77% [f]	1.73% [f]	1.72% [f]	1.78% [f]
Net investment income	0.86%	1.39%	1.27%	1.82%	1.68%	1.52%

Supplemental data
Net assets, end of period (000’s)	$51,233	$66,718	$32,953	$100,961	$43,372	$11,521
Portfolio turnover rate	12.32%	56.58% [g]	75.11% [g]	98.32%	53.65%	31.24%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

gExcludes the value of portfolio securities delivered as a result of redemptions in-kind. See Note 11.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Developing Markets Securities Fund

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31,
Class 4		2009	2008[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.80	$6.09	$14.88

Income from investment operations[b]:
Net investment income (loss)[c]	0.04	0.09	(0.33)
Net realized and unrealized gains (losses)	(0.97)	4.00	(5.65)

Total from investment operations	(0.93)	4.09	(5.98)

Less distributions from:
Net investment income	(0.16)	(0.35)	(0.37)
Net realized gains	—	(0.03)	(2.44)

Total distributions	(0.16)	(0.38)	(2.81)

Redemption fees[d]	—	—	—

Net asset value, end of period	$8.71	$9.80	$6.09

Total return[e]	(9.50)%	72.45%	(48.66)%
Ratios to average net assets[f]
Expenses	1.82%	1.80% [g]	1.87% [g]
Net investment income	0.76%	1.29%	1.17%

Supplemental data
Net assets, end of period (000’s)	$25,813	$26,362	$7,208
Portfolio turnover rate	12.32%	56.58% [h]	75.11% [h]

aFor the period February 29, 2008 (effective date) to December 31, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

hExcludes the value of portfolio securities delivered as a result of redemptions in-kind. See Note 11.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited)

Templeton Developing Markets Securities Fund	Industry	Shares	Value
Common Stocks 85.5%
Austria 0.9%
OMV AG	Oil, Gas & Consumable Fuels	205,986	$6,233,286

Brazil 11.5%
Companhia de Bebidas das Americas (AmBev)	Beverages	238,655	20,606,160
[a]Companhia de Bebidas das Americas (AmBev), IDR	Beverages	1,603	143,287
Itau Unibanco Holding SA, ADR	Commercial Banks	1,623,674	29,242,369
Natura Cosmeticos SA	Personal Products	823,138	18,223,617
Souza Cruz SA	Tobacco	199,070	7,492,326

			75,707,759

China 11.3%
[a]Aluminum Corp. of China Ltd., H	Metals & Mining	11,336,000	8,763,560
China Coal Energy Co., H	Oil, Gas & Consumable Fuels	6,513,000	8,238,375
China Dongxiang Group Co.	Textiles, Apparel & Luxury Goods	5,939,000	3,973,519
China Petroleum and Chemical Corp., H	Oil, Gas & Consumable Fuels	2,644,000	2,159,448
China Shipping Development Co. Ltd., H	Marine	6,394,000	8,194,593
CNOOC Ltd.	Oil, Gas & Consumable Fuels	3,077,000	5,271,177
Denway Motors Ltd.	Automobiles	28,319,959	13,419,713
[a]Hidili Industry International Development Ltd.	Metals & Mining	7,767,000	5,765,081
Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	592,366	2,859,351
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	13,880,000	15,596,307

			74,241,124

Hong Kong 2.2%
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	1,014,733	7,062,542
VTech Holdings Ltd.	Communications Equipment	724,000	7,768,001

			14,830,543

Hungary 1.7%
[a]MOL Hungarian Oil and Gas Nyrt.	Oil, Gas & Consumable Fuels	34,414	2,860,768
[a]OTP Bank Ltd.	Commercial Banks	402,887	8,226,059

			11,086,827

India 15.5%
Grasim Industries Ltd.	Chemicals	40,253	1,584,542
Hindalco Industries Ltd.	Metals & Mining	2,542,079	7,912,341
Infosys Technologies Ltd.	IT Services	135,890	8,162,327
National Aluminium Co. Ltd.	Metals & Mining	561,104	5,165,662
Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	456,656	12,988,015
[a]Samruddhi Cement Ltd.	Chemicals	40,253	422,732
Sesa Goa Ltd.	Metals & Mining	3,078,640	23,385,727
Steel Authority of India Ltd.	Metals & Mining	1,057,892	4,391,078
Tata Chemicals Ltd.	Chemicals	1,120,158	8,061,277
Tata Consultancy Services Ltd.	IT Services	1,857,283	30,050,579

			102,124,280

Indonesia 3.9%
PT Astra International Tbk	Automobiles	3,565,500	19,008,129
PT Bank Central Asia Tbk	Commercial Banks	9,704,032	6,372,957

			25,381,086

Israel 1.1%
[a]Taro Pharmaceutical Industries Ltd.	Pharmaceuticals	543,219	7,034,686

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Templeton Developing Markets Securities Fund	Industry	Shares	Value
Common Stocks (continued)
Mexico 2.9%
America Movil SAB de CV, L, ADR	Wireless Telecommunication Services	307,367	$14,599,933
Kimberly Clark de Mexico SAB de CV, A	Household Products	730,258	4,240,080

			18,840,013

Pakistan 2.0%
MCB Bank Ltd.	Commercial Banks	2,724,689	6,178,296
Oil & Gas Development Co. Ltd.	Oil, Gas & Consumable Fuels	4,217,200	6,995,822

			13,174,118

Russia 14.0%
Gazprom, ADR	Oil, Gas & Consumable Fuels	851,800	16,022,358
Gazprom, ADR (London Exchange)	Oil, Gas & Consumable Fuels	235,100	4,485,708
[b]LUKOIL Holdings, ADR	Oil, Gas & Consumable Fuels	317,168	16,492,736
[b]LUKOIL Holdings, ADR (London Exchange)	Oil, Gas & Consumable Fuels	75,208	3,873,212
Mining and Metallurgical Co. Norilsk Nickel, ADR	Metals & Mining	1,251,800	18,088,510
Mobile TeleSystems	Wireless Telecommunication Services	302,083	2,286,744
Mobile TeleSystems, ADR	Wireless Telecommunication Services	206,000	3,946,960
Sberbank RF	Commercial Banks	5,736,740	13,997,645
TNK-BP	Oil, Gas & Consumable Fuels	5,318,174	11,061,802
[c]Uralkali, GDR, Reg S	Chemicals	116,300	2,094,563

			92,350,238

South Africa 1.4%
Remgro Ltd.	Diversified Financial Services	465,961	5,744,334
Standard Bank Group Ltd.	Commercial Banks	283,604	3,781,756

			9,526,090

South Korea 2.5%
Hyundai Development Co.	Construction & Engineering	94,870	2,132,782
Samsung Electronics Co. Ltd.	Semiconductors & Semiconductor Equipment	15,392	9,739,144
SK Energy Co. Ltd.	Oil, Gas & Consumable Fuels	48,967	4,403,327

			16,275,253

Sweden 1.2%
Oriflame Cosmetics SA, SDR	Personal Products	149,765	7,823,803

Taiwan 2.0%
MediaTek Inc.	Semiconductors & Semiconductor Equipment	162,624	2,280,011
President Chain Store Corp.	Food & Staples Retailing	3,204,075	9,440,977
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	877,169	1,646,985

			13,367,973

Thailand 2.7%
Kasikornbank Public Co. Ltd., fgn.	Commercial Banks	752,200	2,204,164
PTT Exploration and Production Public Co. Ltd., fgn.	Oil, Gas & Consumable Fuels	1,961,100	8,680,378
PTT Public Co. Ltd., fgn.	Oil, Gas & Consumable Fuels	938,100	7,118,217

			18,002,759

Turkey 4.0%
Akbank TAS	Commercial Banks	2,712,311	13,109,989
Tupras-Turkiye Petrol Rafinerileri AS	Oil, Gas & Consumable Fuels	720,504	13,201,880

			26,311,869

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Templeton Developing Markets Securities Fund	Industry	Shares	Value
Common Stocks (continued)
United Arab Emirates 1.1%
[a]Emaar Properties PJSC	Real Estate Management & Development	8,942,377	$7,450,155

United Kingdom 3.6%
[a]Anglo American PLC	Metals & Mining	441,920	15,481,157
Antofagasta PLC	Metals & Mining	704,479	8,275,076

			23,756,233

Total Common Stocks (Cost $410,125,407)			563,518,095

Preferred Stocks 11.4%
Brazil 10.5%
Banco Bradesco SA, ADR, pfd.	Commercial Banks	472,574	7,495,024
Itausa—Investimentos Itau SA, pfd.	Commercial Banks	1,018,810	6,039,272
Petroleo Brasileiro SA, ADR, pfd.	Oil, Gas & Consumable Fuels	697,388	20,782,162
Vale SA, ADR, pfd., A	Metals & Mining	1,681,125	35,337,248

			69,653,706

Chile 0.9%
Embotelladora Andina SA, pfd., A	Beverages	1,918,947	5,833,627

Total Preferred Stocks (Cost $42,178,264)			75,487,333

Total Investments before Short Term Investment (Cost $452,303,671)			639,005,428

Short Term Investments (Cost $19,486,726) 3.0%
Money Market Funds 3.0%
[a,d]Institutional Fiduciary Trust Money Market Portfolio, 0.00%		19,486,726	19,486,726

Total Investments (Cost $471,790,397) 99.9%			658,492,154
Other Assets, less Liabilities 0.1%			810,118

Net Assets 100.0%			$659,302,272

See Abbreviations on page TD-25.

aNon-income producing.

bSee Note 9 regarding other considerations.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2010, the value of this security was $2,094,563, representing 0.32% of net assets.

dSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2010 (unaudited)

Templeton Developing Markets Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$452,303,671
Cost - Sweep Money Fund (Note 7)	19,486,726

Total cost of investments	$471,790,397

Value - Unaffiliated issuers	$639,005,428
Value - Sweep Money Fund (Note 7)	19,486,726

Total value of investments	658,492,154
Cash	305,730
Receivables:
Investment securities sold	934,622
Capital shares sold	282,770
Dividends	3,222,333
Foreign tax	244,317
Other assets	1,446

Total assets	663,483,372

Liabilities:
Payables:
Investment securities purchased	1,637,862
Capital shares redeemed	1,318,605
Affiliates	935,170
Accrued expenses and other liabilities	289,463

Total liabilities	4,181,100

Net assets, at value	$659,302,272

Net assets consist of:
Paid-in capital	$670,402,853
Distributions in excess of net investment income	(2,146,749)
Net unrealized appreciation (depreciation)	186,650,917
Accumulated net realized gain (loss)	(195,604,749)

Net assets, at value	$659,302,272

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued)

June 30, 2010 (unaudited)

Templeton Developing Markets Securities Fund
Class 1:
Net assets, at value	$268,422,813

Shares outstanding	30,622,630

Net asset value and maximum offering price per share	$8.77

Class 2:
Net assets, at value	$313,833,469

Shares outstanding	36,063,734

Net asset value and maximum offering price per share	$8.70

Class 3:
Net assets, at value	$51,232,648

Shares outstanding	5,922,787

Net asset value and maximum offering price per share[a]	$8.65

Class 4:
Net assets, at value	$25,813,342

Shares outstanding	2,964,331

Net asset value and maximum offering price per share[a]	$8.71

aRedemption price is equal to net asset value less redemption fees retained by the Fund.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2010 (unaudited)

Templeton Developing Markets Securities Fund
Investment income:
Dividends (net of foreign taxes of $1,104,970)	$10,043,343
Interest	554

Total investment income	10,043,897

Expenses:
Management fees (Note 3a)	4,824,842
Administrative fees (Note 3b)	525,371
Distribution fees: (Note 3c)
Class 2	484,930
Class 3	73,897
Class 4	47,809
Unaffiliated transfer agent fees	1,609
Custodian fees (Note 4)	210,664
Reports to shareholders	98,224
Professional fees	34,978
Trustees’ fees and expenses	3,190
Other	25,740

Total expenses	6,331,254

Net investment income	3,712,643

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	26,938,892
Foreign currency transactions	(107,869)

Net realized gain (loss)	26,831,023

Net change in unrealized appreciation (depreciation) on:
Investments	(103,942,357)
Translation of other assets and liabilities denominated in foreign currencies	(30,016)
Change in deferred taxes on unrealized appreciation	2,868,645

Net change in unrealized appreciation (depreciation)	(101,103,728)

Net realized and unrealized gain (loss)	(74,272,705)

Net increase (decrease) in net assets resulting from operations	$(70,560,062)

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Templeton Developing Markets Securities Fund
	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31, 2009

Increase (decrease) in net assets:
Operations:
Net investment income	$3,712,643	$9,443,956
Net realized gain (loss) from investments and foreign currency transactions	26,831,023	(56,490,240)
Net change in unrealized appreciation (depreciation) on investments, translation of other assets and liabilities denominated in foreign currencies and deferred taxes	(101,103,728)	387,238,551

Net increase (decrease) in net assets resulting from operations	(70,560,062)	340,192,267

Distributions to shareholders from:
Net investment income:
Class 1	(5,483,924)	(13,652,950)
Class 2	(5,656,521)	(13,921,115)
Class 3	(947,886)	(1,779,543)
Class 4	(471,295)	(467,339)
Net realized gains:
Class 1	—	(1,172,623)
Class 2	—	(1,344,137)
Class 3	—	(166,799)
Class 4	—	(41,022)

Total distributions to shareholders	(12,559,626)	(32,545,528)

Capital share transactions: (Note 2)
Class 1	(22,358,602)	(15,950,150)
Class 2	(84,196,703)	3,177,398
Class 3	(8,787,474)	10,244,457
Class 4	2,799,882	11,266,396

Total capital share transactions	(112,542,897)	8,738,101

Redemption fees	10,307	10,133

Net increase (decrease) in net assets	(195,652,278)	316,394,973
Net assets:
Beginning of period	854,954,550	538,559,577

End of period	$659,302,272	$854,954,550

Undistributed net investment income (distributions in excess of net investment income) included in net assets:
End of period	$(2,146,749)	$6,700,234

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Templeton Developing Markets Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-one separate funds. The Templeton Developing Markets Securities Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund offers four classes of shares: Class 1, Class 2, Class 3, and Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Developing Markets Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains. As a result, no provision for federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. As of June 30, 2010, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination by such taxing authorities, which in the case of the U.S. is three years after the filing of a fund’s tax return.

Foreign securities held by the Fund may be subject to foreign taxation on dividend income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

The Fund may be subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Developing Markets Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

d. Security Transactions, Investment Income, Expenses and Distributions (continued)

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

e. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Redemption Fees

Redemptions and exchanges of interests in an insurance company subaccount that invests in Class 3 shares of the Fund will be subject to a 1.0% short term trading fee if the interest in the subaccount has been held for less than 60 days. Such fees are retained by the Fund and accounted for as an addition to paid-in capital, allocated to each class of shares based upon the relative proportion of net assets of each class.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2010, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2010		Year Ended December 31, 2009
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	1,624,284	$16,061,870	8,168,810	$63,707,152
Shares issued in reinvestment of distributions	603,956	5,483,924	2,750,570	14,825,573
Shares redeemed in-kind (Note 11)	—	—	(7,688,598)	(41,966,671)
Shares redeemed	(4,646,643)	(43,904,396)	(8,503,331)	(52,516,204)

Net increase (decrease)	(2,418,403)	$(22,358,602)	(5,272,549)	$(15,950,150)

Class 2 Shares:
Shares sold	3,675,775	$35,136,868	10,529,364	$81,012,897
Shares issued in reinvestment of distributions	627,805	5,656,521	2,847,995	15,265,252
Shares redeemed	(12,804,605)	(124,990,092)	(12,555,978)	(93,100,751)

Net increase (decrease)	(8,501,025)	$(84,196,703)	821,381	$3,177,398

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Developing Markets Securities Fund

2. SHARES OF BENEFICIAL INTEREST (continued)

	Six Months Ended June 30, 2010		Year Ended December 31, 2009
Class 3 Shares:	Shares	Amount	Shares	Amount
Shares sold	388,641	$3,732,760	2,627,098	$19,856,055
Shares issued in reinvestment of distributions	105,791	947,886	365,167	1,946,341
Shares redeemed	(1,430,351)	(13,468,120)	(1,609,465)	(11,557,938)

Net increase (decrease)	(935,919)	$(8,787,474)	1,382,800	$10,244,457

Class 4 Shares:
Shares sold	637,707	$6,169,318	1,613,355	$12,381,956
Shares issued on reinvestment of distributions	52,250	471,295	94,491	508,362
Shares redeemed	(416,089)	(3,840,731)	(201,223)	(1,623,922)

Net increase (decrease)	273,868	$2,799,882	1,506,623	$11,266,396

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Templeton Asset Management Ltd. (TAML)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to TAML based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
1.250%	Up to and including $500 million
1.200%	Over $500 million, up to and including $5 billion
1.150%	Over $5 billion, up to and including $10 billion
1.100%	Over $10 billion, up to and including $15 billion
1.050%	Over $15 billion, up to and including $20 billion
1.000%	In excess of $20 billion

Prior to May 1, 2010, the Fund paid an annualized fee rate of 1.25% on net assets up to and including $1 billion.

b. Administrative Fees

The Fund pays an administrative fee to FT Services based on the Fund’s average daily net assets as follows:

Annualized Fee Rate	Net Assets
0.150%	Up to and including $200 million
0.135%	Over $200 million, up to and including $700 million
0.100%	Over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Developing Markets Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

c. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for Class 2, Class 3, and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.25%, 0.35%, and 0.35% per year of its average daily net assets of Class 2, Class 3, and Class 4, respectively. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 3.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2010, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2009, the Fund had tax basis capital losses of $212,573,452 expiring in 2017.

For tax purposes, realized capital losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At December 31, 2009, the Fund deferred realized capital losses of $805,355.

At June 30, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$484,956,600

Unrealized appreciation	$190,918,129
Unrealized depreciation	(17,382,575)

Net unrealized appreciation (depreciation)	$173,535,554

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares, and corporate actions.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, passive foreign investment company shares, and corporate actions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2010, aggregated $90,397,569 and $197,850,642, respectively.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Developing Markets Securities Fund

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Pursuant to a SEC exemptive order specific to the Fund’s investment in the Sweep Money Fund, management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

9. OTHER CONSIDERATIONS

Officers, directors or employees of the Fund’s Investment Manager, may serve from time to time as members of boards of directors of companies in which the Fund invests. Such participation may result in the possession by the Investment Manager of material non-public information which, pursuant to the Fund’s policies and the requirements of applicable securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.

10. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively “Borrowers”), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 21, 2011. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.10% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended June 30, 2010, the Fund did not use the Global Credit Facility.

11. REDEMPTION IN-KIND

During the year ended December 31, 2009, the Fund realized $6,207,989 of net losses resulting from a redemption in-kind in which a shareholder redeemed fund shares for securities held by the Fund rather than for cash. Because such losses are not taxable to the Fund, and are not netted with capital gains that are distributed to remaining shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

12. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Developing Markets Securities Fund

12. FAIR VALUE MEASUREMENTS (continued)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At June 30, 2010, all of the Fund’s investments in securities carried at fair value were in Level 1 inputs. For detailed industry/country descriptions, see the accompanying Statement of Investments.

13. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS
Selected Portfolio
ADR - American Depository Receipt
GDR - Global Depository Receipt
IDR - International Depository Receipt
SDR - Swedish Depository Receipt

Franklin Templeton Variable Insurance Products Trust

Tax Designation (unaudited)

Templeton Developing Markets Securities Fund

At December 31, 2009, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. As shown in the table below, the Fund designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This designation will allow shareholders of record on June 14, 2010, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis of foreign tax paid, and foreign source income as designated by the Fund, to Class 1, Class 2, Class 3, and Class 4 shareholders of record.

Class	Foreign Tax Paid Per Share	Foreign Source Income Per Share
Class 1	$0.0224	$0.2015
Class 2	$0.0224	$0.1810
Class 3	$0.0224	$0.1840
Class 4	$0.0224	$0.1854

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends paid to you that is attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends.

TEMPLETON FOREIGN SECURITIES FUND

This semiannual report for Templeton Foreign Securities Fund covers the period ended June 30, 2010.

Performance Summary as of 6/30/10

Templeton Foreign Securities Fund – Class 2 had a -12.15% total return for the six-month period ended 6/30/10.

Performance reflects the Fund’s Class 2 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Templeton Foreign Securities Fund – Class 2

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

Fund Goal and Main Investments: Templeton Foreign Securities Fund seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund performed better than its benchmark, the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index, which had a total return of -12.93% for the same period.1 Please note that index performance information is provided for reference and that we do not attempt to track the index but rather undertake investments on the basis of fundamental research.

Economic and Market Overview

During the six months under review, economic indicators remained mixed. The International Monetary Fund raised its global economic growth estimates and global manufacturing continued to expand for most of the period; however, labor market weakness persisted and U.S. property markets experienced a further sharp decline after a stimulus tax credit for first-time homebuyers expired. Corporate fundamentals remained strong, and the majority of earnings announcements around the world beat expectations despite growing concerns about margin preservation and the sustainability of earnings momentum. Yet stock markets largely ignored such encouraging fundamentals and reacted instead to economic news, leading to across-the-board equity sector declines. As a result of ongoing economic uncertainty, developed world policymakers maintained interest rates at very low levels. However, policymakers in a number of emerging markets began to incrementally withdraw stimulus measures by phasing out incentive programs and cautiously allowing interest rates and foreign exchange rates to rise.

Global equities entered 2010 with positive momentum as corporate earnings and economic indicators continued to recover from the worst recessionary conditions in a half century. However, significant downward volatility returned in the latter part of the semiannual period as growing concerns about the state of sovereign finances accompanied by several sovereign credit downgrades in Europe, along with renewed worries about the sustainability of the fragile economic recovery,

1. Source: © 2010 Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

Fund Risks: The Fund’s investments in stocks may offer the potential for long-term gains but can be subject to short-term price fluctuations. Foreign investing, especially in emerging markets, involves additional risks, including currency fluctuations, economic instability, market volatility, and political and social instability. The Fund may have significant investments in one or more countries or in particular sectors, such as technology and financial services from time to time, and may carry greater risk of adverse developments in a country or sector than a fund that invests more broadly. Smaller and midsize company securities can increase the risk of greater price fluctuations, particularly over the short term. The Fund’s prospectus also includes a description of the main investment risks.

triggered a broad-based sell-off. Investors’ resurgent risk aversion caused more economically sensitive and cyclical sectors that had led returns since the March 2009 market bottom to markedly lag behind the more defensive or counter-cyclical sectors that had been relatively out of favor. European policymakers responded to credit market fears by pledging 750 billion euros in liquidity to help stabilize markets and forestall government debt defaults. However, the intervention did little to quell investor anxiety. Virtually all equity sectors and regions ended the reporting period with losses, the euro fell to its lowest level since 2006, and a renewed flight to safety further compressed already meager U.S. Treasury yields.

Investment Strategy

Our investment philosophy is bottom up, value oriented and long term. In choosing investments, we generally focus on the market price of a company’s securities relative to our evaluation of the company’s potential long-term earnings, asset value and cash flow. Among factors we consider are a company’s historical value measures, including price/earnings ratio, profit margins and liquidation value. We do in-depth research to construct a bargain list from which we buy.

Manager’s Discussion

During the reporting period, our overweighted allocation to the information technology sector benefited the Fund’s results relative to the benchmark MSCI EAFE Index.2 Within the sector, Japanese entertainment software developer Nintendo and Swedish telecommunications equipment maker Telefonaktiebolaget LM Ericsson3 performed well. Underweightings and stock selection in the financials and materials sectors were also beneficial. Other positions that helped relative results included China Telecom3 in the diversified telecommunication services industry, Japanese automobile auction services provider USS in the specialty retail industry and U.K. satellite broadcasting company British Sky Broadcasting Group in the media industry.

In contrast, stock selection in the utilities sector detracted from relative performance, as Spanish electric power producer Iberdrola underperformed.4 The Fund’s underweighted allocation in the consumer staples sector and stock selection in the industrials sector also

2. The information technology sector comprises communications equipment; computers and peripherals; electronic equipment, instruments and components; IT services; semiconductors and semiconductor equipment; and software in the SOI.

3. Not an index component.

4. The utilities sector comprises electric utilities and multi-utilities in the SOI.

hindered results.5 Other key detractors were Spanish telecommunication services provider Telefonica3 in the diversified telecommunication services industry, French insurer AXA and South Korean bank KB Financial Group.3

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended June 30, 2010, the U.S. dollar rose in value relative to most currencies. As a result, the Fund’s performance was negatively affected by the portfolio’s investment predominantly in securities with non-U.S. currency exposure.

From a geographic perspective, stock selection in Europe boosted relative performance, as our investments in Italy and Germany performed well. In contrast, our stock selection in Asia hampered performance, particularly in Japan and South Korea.3

Thank you for your participation in Templeton Foreign Securities Fund. We look forward to serving your future investment needs.

5. The consumer staples sector comprises food products in the SOI. The industrials sector comprises aerospace and defense, air freight and logistics, commercial services and supplies, electrical equipment, industrial conglomerates, and professional services in the SOI.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Holdings

Templeton Foreign Securities Fund

6/30/10

Company Sector/Industry, Country	% of Total Net Assets
Vodafone Group PLC, ADR	2.8%
Wireless Telecommunication Services, U.K.
Samsung Electronics Co. Ltd.	2.2%
Semiconductors & Semiconductor Equipment, South Korea
Taiwan Semiconductor Manufacturing Co. Ltd.	1.9%
Semiconductors & Semiconductor Equipment, Taiwan
Singapore Telecommunications Ltd.	1.8%
Diversified Telecommunication Services, Singapore
Siemens AG	1.8%
Industrial Conglomerates, Germany
Nestle SA	1.8%
Food Products, Switzerland
Nintendo Co. Ltd.	1.8%
Software, Japan
Sanofi-Aventis	1.8%
Pharmaceuticals, France
Statoil ASA	1.7%
Oil, Gas & Consumable Fuels, Norway
GlaxoSmithKline PLC	1.7%
Pharmaceuticals, U.K.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Templeton Foreign Securities Fund – Class 2

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 2	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Fund-Level Expenses Incurred During Period* 1/1/10–6/30/10
Actual	$1,000	$878.50	$4.84
Hypothetical (5% return before expenses)	$1,000	$1,019.64	$5.21

*Expenses are calculated using the most recent six-month annualized expense ratio for the Fund’s Class 2 shares (1.04%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Templeton Foreign Securities Fund

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31,
Class 1		2009	2008	2007	2006		2005

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$13.68	$10.95	$20.57	$19.00	$15.84		$14.53

Income from investment operations[a]:
Net investment income[b]	0.19	0.25	0.45	0.45	0.46		0.30
Net realized and unrealized gains (losses)	(1.82)	3.39	(8.01)	2.46	2.94		1.20

Total from investment operations	(1.63)	3.64	(7.56)	2.91	3.40		1.50

Less distributions from:
Net investment income	(0.28)	(0.43)	(0.45)	(0.44)	(0.24)		(0.19)
Net realized gains	—	(0.48)	(1.61)	(0.90)	—		—

Total distributions	(0.28)	(0.91)	(2.06)	(1.34)	(0.24)		(0.19)

Redemption fees[c]	—	—	—	—	—		—

Net asset value, end of period	$11.77	$13.68	$10.95	$20.57	$19.00		$15.84

Total return[d]	(12.03)%	37.34%	(40.23)%	15.79%	21.70%		10.48%
Ratios to average net assets[e]
Expenses	0.79%	0.78% [f]	0.77% [f]	0.75% [f]	0.75%	[f]	0.77% [f]
Net investment income	2.99%	2.28%	2.82%	2.22%	2.63%		2.03%

Supplemental data
Net assets, end of period (000’s)	$266,695	$318,173	$262,725	$531,377	$594,991		$531,775
Portfolio turnover rate	2.85%	22.50%	18.27%	26.74%	18.97%	[g]	14.61%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

gExcludes the value of portfolio securities delivered as a result of redemption in-kind.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Foreign Securities Fund

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31,
Class 2		2009	2008	2007	2006		2005

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$13.45	$10.76	$20.25	$18.73	$15.63		$14.35

Income from investment operations[a]:
Net investment income[b]	0.18	0.22	0.40	0.38	0.40		0.26
Net realized and unrealized gains (losses)	(1.80)	3.34	(7.89)	2.44	2.91		1.19

Total from investment operations	(1.62)	3.56	(7.49)	2.82	3.31		1.45

Less distributions from:
Net investment income	(0.25)	(0.39)	(0.39)	(0.40)	(0.21)		(0.17)
Net realized gains	—	(0.48)	(1.61)	(0.90)	—		—

Total distributions	(0.25)	(0.87)	(2.00)	(1.30)	(0.21)		(0.17)

Redemption fees[c]	—	—	—	—	—		—

Net asset value, end of period	$11.58	$13.45	$10.76	$20.25	$18.73		$15.63

Total return[d]	(12.15)%	37.04%	(40.38)%	15.46%	21.44%		10.17%
Ratios to average net assets[e]
Expenses	1.04%	1.03% [f]	1.02% [f]	1.00% [f]	1.00%	[f]	1.02%[f]
Net investment income	2.74%	2.03%	2.57%	1.97%	2.38%		1.78%

Supplemental data
Net assets, end of period (000’s)	$1,806,617	$2,010,268	$1,702,038	$3,255,154	$2,941,374		$2,232,990
Portfolio turnover rate	2.85%	22.50%	18.27%	26.74%	18.97%	[g]	14.61%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of waiver and payment by affiliate and expense reduction rounds to less than 0.01%.

gExcludes the value of portfolio securities delivered as a result of redemption in-kind.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Foreign Securities Fund

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31,
Class 3		2009	2008	2007	2006		2005

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$13.37	$10.70	$20.18	$18.68	$15.60		$14.35

Income from investment operations[a]:
Net investment income[b]	0.17	0.25	0.39	0.37	0.37		0.25
Net realized and unrealized gains (losses)	(1.78)	3.30	(7.84)	2.45	2.94		1.18

Total from investment operations	(1.61)	3.55	(7.45)	2.82	3.31		1.43

Less distributions from:
Net investment income	(0.22)	(0.40)	(0.42)	(0.42)	(0.23)		(0.18)
Net realized gains	—	(0.48)	(1.61)	(0.90)	—		—

Total distributions	(0.22)	(0.88)	(2.03)	(1.32)	(0.23)		(0.18)

Redemption fees[c]	—	—	—	—	—		—

Net asset value, end of period	$11.54	$13.37	$10.70	$20.18	$18.68		$15.60

Total return[d]	(12.15)%	37.20%	(40.39)%	15.45%	21.46%		10.13%
Ratios to average net assets[e]
Expenses	1.04%	1.03% [f]	1.02% [f]	1.00% [f]	1.00%	[f]	1.02% [f]
Net investment income	2.74%	2.03%	2.57%	1.97%	2.38%		1.78%

Supplemental data
Net assets, end of period (000’s)	$93,719	$115,364	$271,061	$313,505	$150,417		$47,462
Portfolio turnover rate	2.85%	22.50%	18.27%	26.74%	18.97%	[g]	14.61%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

gExcludes the value of portfolio securities delivered as a result of redemption in-kind.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Foreign Securities Fund

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31,
Class 4		2009	2008[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$13.59	$10.91	$18.90

Income from investment operations[b]:
Net investment income[c]	0.18	0.21	0.15
Net realized and unrealized gains (losses)	(1.82)	3.37	(6.08)

Total from investment operations	(1.64)	3.58	(5.93)

Less distributions from:
Net investment income	(0.25)	(0.42)	(0.45)
Net realized gains	—	(0.48)	(1.61)

Total distributions	(0.25)	(0.90)	(2.06)

Redemption fees[d]	—	—	—

Net asset value, end of period	$11.70	$13.59	$10.91

Total return[e]	(12.12)%	36.84%	(35.15)%
Ratios to average net assets[f]
Expenses	1.14%	1.13% [g]	1.12% [g]
Net investment income	2.64%	1.93%	2.47%

Supplemental data
Net assets, end of period (000’s)	$225,845	$48,501	$14,287
Portfolio turnover rate	2.85%	22.50%	18.27%

aFor the period February 29, 2008 (effective date) to December 31, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited)

Templeton Foreign Securities Fund	Country	Shares/ Rights/ Units	Value
Common Stocks, Rights and Other Equity Interests 83.4%
Aerospace & Defense 1.3%
BAE Systems PLC	United Kingdom	3,375,990	$15,821,898
Embraer-Empresa Brasileira de Aeronautica SA, ADR	Brazil	700,030	14,665,629

			30,487,527

Air Freight & Logistics 0.7%
Deutsche Post AG	Germany	1,087,912	16,021,382

Automobiles 1.8%
Bayerische Motoren Werke AG	Germany	354,040	17,384,553
Toyota Motor Corp., ADR	Japan	380,380	26,082,656

			43,467,209

Capital Markets 0.5%
KKR & Co. (Guernsey) LP	United States	1,155,000	10,926,300

Commercial Banks 3.1%
DBS Group Holdings Ltd.	Singapore	2,585,520	25,277,766
HSBC Holdings PLC	United Kingdom	1,151,600	10,743,889
KB Financial Group Inc., ADR	South Korea	793,291	30,057,796
Mitsubishi UFJ Financial Group Inc.	Japan	1,571,600	7,199,389

			73,278,840

Commercial Services & Supplies 0.5%
Brambles Ltd.	Australia	2,375,538	10,910,083

Communications Equipment 1.3%
Telefonaktiebolaget LM Ericsson, B, ADR	Sweden	2,929,600	32,284,192

Computers & Peripherals 1.7%
Compal Electronics Inc.	Taiwan	12,981,833	15,546,022
Lite-On Technology Corp.	Taiwan	22,930,764	25,222,064

			40,768,086

Containers & Packaging 0.5%
Rexam PLC	United Kingdom	2,609,190	11,822,690

Diversified Financial Services 1.6%
[a]ING Groep NV	Netherlands	5,078,534	38,364,132

Diversified Telecommunication Services 9.0%
China Telecom Corp. Ltd., H	China	73,292,357	35,483,323
Chunghwa Telecom Co. Ltd., ADR	Taiwan	306,903	6,042,920
France Telecom SA	France	1,868,953	32,655,652
Singapore Telecommunications Ltd.	Singapore	20,278,000	44,055,830
Telefonica SA, ADR	Spain	692,214	38,438,643
Telekom Austria AG	Austria	1,711,400	19,122,286
Telenor ASA	Norway	3,180,374	40,396,175

			216,194,829

Electric Utilities 1.6%
E.ON AG	Germany	792,430	21,556,360
Iberdrola SA	Spain	2,862,677	16,218,871
[a]Iberdrola SA, rts.	Spain	2,862,677	668,783

			38,444,014

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Templeton Foreign Securities Fund	Country	Shares/ Rights/ Units	Value
Common Stocks, Rights and Other Equity Interests (continued)
Electrical Equipment 0.4%
[a]Shanghai Electric Group Co. Ltd.	China	22,524,000	$10,007,967

Electronic Equipment, Instruments & Components 1.0%
[a]Flextronics International Ltd.	Singapore	4,284,910	23,995,496

Energy Equipment & Services 0.7%
Aker Solutions ASA	Norway	1,386,290	16,031,708

Food Products 3.1%
Nestle SA	Switzerland	900,480	43,597,882
Unilever PLC	United Kingdom	1,170,483	31,521,094

			75,118,976

Health Care Providers & Services 0.4%
Celesio AG	Germany	440,310	9,715,716

Hotels, Restaurants & Leisure 0.7%
[a]Autogrill SpA	Italy	1,429,290	17,237,608

Industrial Conglomerates 2.7%
Hutchison Whampoa Ltd.	Hong Kong	3,276,709	20,281,924
Siemens AG	Germany	483,914	43,907,099

			64,189,023

Insurance 6.3%
ACE Ltd.	United States	351,869	18,114,216
Aviva PLC	United Kingdom	4,759,280	22,347,494
AXA SA	France	1,750,958	27,295,767
Muenchener Rueckversicherungs-Gesellschaft AG	Germany	215,170	27,187,030
[a]NKSJ Holdings Inc.	Japan	1,812,000	10,842,077
Partnerre Ltd.	Bermuda	169,680	11,901,355
Swiss Reinsurance Co.	Switzerland	792,220	32,852,716

			150,540,655

IT Services 0.9%
Cap Gemini	France	492,960	21,884,580

Life Sciences Tools & Services 0.5%
Lonza Group AG	Switzerland	175,440	11,756,750

Media 3.9%
British Sky Broadcasting Group PLC	United Kingdom	2,941,216	30,812,456
Pearson PLC	United Kingdom	1,716,076	22,786,380
Reed Elsevier NV	Netherlands	1,742,483	19,439,753
Vivendi SA	France	1,018,149	20,940,543

			93,979,132

Metals & Mining 1.3%
Barrick Gold Corp.	Canada	663,561	30,117,666

Multi-Utilities 0.7%
GDF Suez	France	602,301	17,312,555

Multiline Retail 0.4%
Marks & Spencer Group PLC	United Kingdom	2,029,740	10,058,572

Oil, Gas & Consumable Fuels 8.8%
BP PLC	United Kingdom	4,406,715	21,004,820
Gazprom, ADR	Russia	1,132,600	21,304,206

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Templeton Foreign Securities Fund	Country	Shares/ Rights/ Units	Value
Common Stocks, Rights and Other Equity Interests (continued)
Oil, Gas & Consumable Fuels (continued)
Reliance Industries Ltd.	India	862,000	$20,181,105
Royal Dutch Shell PLC, B	United Kingdom	1,116,613	27,216,860
Sasol, ADR	South Africa	605,560	21,358,101
Statoil ASA	Norway	2,120,780	41,196,649
Talisman Energy Inc.	Canada	1,301,100	19,676,602
Total SA, B	France	846,266	38,262,851

			210,201,194

Pharmaceuticals 7.1%
GlaxoSmithKline PLC	United Kingdom	2,394,405	40,918,072
Merck KGaA	Germany	276,540	20,322,054
Novartis AG	Switzerland	551,140	26,888,619
Roche Holding AG	Switzerland	152,830	21,135,234
Sanofi-Aventis	France	697,965	42,284,549
Takeda Pharmaceutical Co. Ltd.	Japan	421,454	18,210,093

			169,758,621

Professional Services 2.5%
Adecco SA	Switzerland	556,320	26,702,741
Hays PLC	United Kingdom	11,353,070	15,558,368
[a]Randstad Holding NV	Netherlands	462,850	18,362,588

			60,623,697

Real Estate Management & Development 1.2%
Cheung Kong (Holdings) Ltd.	Hong Kong	2,483,922	28,963,301

Semiconductors & Semiconductor Equipment 4.6%
[a]Infineon Technologies AG	Germany	1,885,745	11,152,165
Samsung Electronics Co. Ltd.	South Korea	83,750	52,992,029
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	23,992,526	45,048,709

			109,192,903

Software 4.9%
[a]Check Point Software Technologies Ltd.	Israel	792,311	23,357,328
Nintendo Co. Ltd.	Japan	143,700	42,828,809
The Sage Group PLC	United Kingdom	3,980,770	13,789,925
SAP AG, ADR	Germany	849,160	37,617,788

			117,593,850

Specialty Retail 2.8%
Kingfisher PLC	United Kingdom	11,676,836	36,855,345
USS Co. Ltd.	Japan	431,520	31,091,306

			67,946,651

Textiles, Apparel & Luxury Goods 0.5%
Yue Yuen Industrial Holdings Ltd.	Hong Kong	3,874,500	12,090,554

Wireless Telecommunication Services 4.4%
Mobile TeleSystems, ADR	Russia	790,075	15,137,837
Turkcell Iletisim Hizmetleri AS, ADR	Turkey	1,669,150	21,665,567
Vodafone Group PLC, ADR	United Kingdom	3,266,090	67,510,080

			104,313,484

Total Common Stocks, Rights and Other Equity Interests (Cost $2,158,050,562)			1,995,599,943

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Templeton Foreign Securities Fund	Country	Shares/ Rights/ Units	Value
Preferred Stocks (Cost $5,545,353) 1.4%
Metals & Mining 1.4%
Vale SA, ADR, pfd., A	Brazil	1,548,762	$32,554,977

Total Long Term Investments (Cost $2,163,595,915)			2,028,154,920

Short Term Investments (Cost $96,409,778) 4.0%
Money Market Funds 4.0%
[a,b]Institutional Fiduciary Trust Money Market Portfolio, 0.00%	United States	96,409,778	96,409,778

Total Investments (Cost $2,260,005,693) 88.8%			2,124,564,698
Other Assets, less Liabilities 11.2%			268,311,253

Net Assets 100.0%			$2,392,875,951

See Abbreviations on page TF-24.

aNon-income producing.

bSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2010 (unaudited)

Templeton Foreign Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$2,163,595,915
Cost - Sweep Money Fund (Note 7)	96,409,778

Total cost of investments	$2,260,005,693

Value - Unaffiliated issuers	$2,028,154,920
Value - Sweep Money Fund (Note 7)	96,409,778

Total value of investments	2,124,564,698
Receivables:
Capital shares sold	267,190,203
Dividends	6,947,356
Other assets	4,317

Total assets	2,398,706,574

Liabilities:
Payables:
Capital shares redeemed	1,549,750
Affiliates	2,143,882
Reports to shareholders	382,223
Deferred tax	1,546,474
Accrued expenses and other liabilities	208,294

Total liabilities	5,830,623

Net assets, at value	$2,392,875,951

Net assets consist of:
Paid-in capital	$2,820,212,505
Undistributed net investment income	32,474,026
Net unrealized appreciation (depreciation)	(137,032,085)
Accumulated net realized gain (loss)	(322,778,495)

Net assets, at value	$2,392,875,951

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued)

June 30, 2010 (unaudited)

Templeton Foreign Securities Fund
Class 1:
Net assets, at value	$266,695,472

Shares outstanding	22,655,849

Net asset value and maximum offering price per share	$11.77

Class 2:
Net assets, at value	$1,806,616,820

Shares outstanding	155,975,105

Net asset value and maximum offering price per share	$11.58

Class 3:
Net assets, at value	$93,718,870

Shares outstanding	8,120,690

Net asset value and maximum offering price per share[a]	$11.54

Class 4:
Net assets, at value	$225,844,789

Shares outstanding	19,303,580

Net asset value and maximum offering price per share	$11.70

aRedemption price is equal to net asset value less any redemption fees retained by the Fund.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2010 (unaudited)

Templeton Foreign Securities Fund
Investment income:
Dividends (net of foreign taxes of $4,848,995)	$44,185,530

Expenses:
Management fees (Note 3a)	7,503,160
Administrative fees (Note 3b)	1,162,877
Distribution fees: (Note 3c)
Class 2	2,347,027
Class 3	131,996
Class 4	92,799
Unaffiliated transfer agent fees	2,532
Custodian fees (Note 4)	227,603
Reports to shareholders	207,348
Registration and filing fees	5,775
Professional fees	47,233
Trustees’ fees and expenses	8,365
Other	44,367

Total expenses	11,781,082

Net investment income	32,404,448

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(18,772,691)
Foreign currency transactions	(804,605)

Net realized gain (loss)	(19,577,296)

Net change in unrealized appreciation (depreciation) on:
Investments	(311,559,715)
Translation of other assets and liabilities denominated in foreign currencies	(107,925)
Change in deferred taxes on unrealized appreciation (depreciation)	4,087

Net change in unrealized appreciation (depreciation)	(311,663,553)

Net realized and unrealized gain (loss)	(331,240,849)

Net increase (decrease) in net assets resulting from operations	$(298,836,401)

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Templeton Foreign Securities Fund
	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31, 2009

Increase (decrease) in net assets:
Operations:
Net investment income	$32,404,448	$46,778,715
Net realized gain (loss) from investments and foreign currency transactions	(19,577,296)	(272,580,971)
Net change in unrealized appreciation (depreciation) on investments, translation of other assets and liabilities denominated in foreign currencies and deferred taxes	(311,663,553)	930,461,583

Net increase (decrease) in net assets resulting from operations	(298,836,401)	704,659,327

Distributions to shareholders from:
Net investment income:
Class 1	(6,186,595)	(10,082,097)
Class 2	(35,909,578)	(60,860,305)
Class 3	(1,738,264)	(10,601,203)
Class 4	(1,159,055)	(654,024)
Net realized gains:
Class 1	—	(11,279,713)
Class 2	—	(75,080,881)
Class 3	—	(12,814,465)
Class 4	—	(749,197)

Total distributions to shareholders	(44,993,492)	(182,121,885)

Capital share transactions: (Note 2)
Class 1	(8,016,238)	(11,544,985)
Class 2	73,044,164	(118,629,302)
Class 3	(6,447,626)	(174,980,330)
Class 4	185,812,299	24,793,775

Total capital share transactions	244,392,599	(280,360,842)

Redemption fees	7,625	18,230

Net increase (decrease) in net assets	(99,429,669)	242,194,830
Net assets:
Beginning of period	2,492,305,620	2,250,110,790

End of period	$2,392,875,951	$2,492,305,620

Undistributed net investment income included in net assets:
End of period	$32,474,026	$45,063,070

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Templeton Foreign Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-one separate funds. The Templeton Foreign Securities Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund offers four classes of shares: Class 1, Class 2, Class 3, and Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Foreign Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

b. Foreign Currency Translation (continued)

exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains. As a result, no provision for federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. As of June 30, 2010, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination by such taxing authorities, which in the case of the U.S. is three years after the filing of a fund’s tax return.

Foreign securities held by the Fund may be subject to foreign taxation on dividend income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

The Fund may be subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Foreign Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

e. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Redemption Fees

Redemptions and exchanges of interests in an insurance company subaccount that invests in Class 3 shares of the Fund will be subject to a 1.0% short term trading fee if the interest in the subaccount has been held for less than 60 days. Such fees are retained by the Fund and accounted for as an addition to paid-in capital, allocated to each class of shares based upon the relative proportion of net assets of each class.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2010, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2010		Year Ended December 31, 2009
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	692,657	$9,316,047	984,005	$11,607,893
Shares issued in reinvestment of distributions	500,533	6,186,595	2,337,178	21,361,810
Shares redeemed	(1,799,209)	(23,518,880)	(4,055,131)	(44,514,688)

Net increase (decrease)	(606,019)	$(8,016,238)	(733,948)	$(11,544,985)

Class 2 Shares:
Shares sold	16,654,516	$204,147,920	17,636,013	$191,261,657
Shares issued in reinvestment of distributions	2,950,664	35,909,578	15,030,410	135,423,993
Shares redeemed	(13,122,442)	(167,013,334)	(41,328,787)	(445,314,952)

Net increase (decrease)	6,482,738	$73,044,164	(8,662,364)	$(118,629,302)

Class 3 Shares:
Shares sold	228,757	$2,986,061	2,721,038	$28,784,908
Shares issued in reinvestment of distributions	143,421	1,738,264	2,619,202	23,415,667
Shares redeemed	(883,104)	(11,171,951)	(22,034,601)	(227,180,905)

Net increase (decrease)	(510,926)	$(6,447,626)	(16,694,361)	$(174,980,330)

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Foreign Securities Fund

2. SHARES OF BENEFICIAL INTEREST (continued)

	Six Months Ended June 30, 2010		Year Ended December 31, 2009
Class 4 Shares:	Shares	Amount	Shares	Amount
Shares sold	16,087,274	$190,344,384	2,965,551	$33,480,588
Shares issued on reinvestment of distributions	94,309	1,159,055	154,031	1,403,220
Shares redeemed	(446,018)	(5,691,140)	(860,936)	(10,090,033)

Net increase (decrease)	15,735,565	$185,812,299	2,258,646	$24,793,775

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Templeton Investment Counsel, LLC (TIC)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to TIC based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.750%	Up to and including $200 million
0.675%	Over $200 million, up to and including $1.3 billion
0.600%	Over $1.3 billion, up to and including $10 billion
0.580%	Over $10 billion, up to and including $15 billion
0.560%	Over $15 billion, up to and including $20 billion
0.540%	In excess of $20 billion

b. Administrative Fees

The Fund pays an administrative fee to FT Services based on the Fund’s average daily net assets as follows:

Annualized Fee Rate	Net Assets
0.150%	Up to and including $200 million
0.135%	Over $200 million, up to and including $700 million
0.100%	Over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

c. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for Class 2, Class 3, and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.25%, 0.35%, and 0.35% per year of its average daily net assets of Class 2, Class 3, and Class 4, respectively. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 3.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Foreign Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2010, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2009, the Fund had tax basis capital losses of $300,458,970 expiring in 2017.

For tax purposes, realized capital losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At December 31, 2009, the Fund deferred realized capital losses of $3,229,837.

At June 30, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$2,259,387,758

Unrealized appreciation	$276,956,297
Unrealized depreciation	(411,779,357)

Net unrealized appreciation (depreciation)	$(134,823,060)

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and pass-through entity income.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions and pass-through entity income.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2010, aggregated $64,232,105 and $143,360,257, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Pursuant to a SEC exemptive order specific to the Fund’s investment in the Sweep Money Fund, management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Foreign Securities Fund

8. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

9. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively “Borrowers”), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 21, 2011. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.10% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended June 30, 2010, the Fund did not use the Global Credit Facility.

10. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At June 30, 2010, all of the Fund’s investments in securities carried at fair value were in Level 1 inputs. For detailed industry descriptions, see the accompanying Statement of Investments.

11. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS
Selected Portfolio
ADR - American Depository Receipt

Franklin Templeton Variable Insurance Products Trust

Tax Designation (unaudited)

Templeton Foreign Securities Fund

At December 31, 2009, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. As shown in the table below, the Fund designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This designation will allow shareholders of record on June 14, 2010, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis of foreign tax paid, and foreign source income as designated by the Fund, to Class 1, Class 2, Class 3, and Class 4 shareholders of record.

Class	Foreign Tax Paid Per Share	Foreign Source Income Per Share
Class 1	0.0349	0.3187
Class 2	0.0349	0.2891
Class 3	0.0349	0.2585
Class 4	0.0349	0.2960

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends paid to you that is attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends.

TEMPLETON GLOBAL BOND SECURITIES FUND

We are pleased to bring you Templeton Global Bond Securities Fund’s semiannual report for the period ended June 30, 2010.

Performance Summary as of 6/30/10

Templeton Global Bond Securities Fund – Class 2 delivered a +4.41% total return for the six-month period ended 6/30/10.

Performance reflects the Fund’s Class 2 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Templeton Global Bond Securities Fund – Class 2

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

TGB-1

Fund Goal and Main Investments: Templeton Global Bond Securities Fund seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. The Fund normally invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund outperformed its benchmarks, the J.P. Morgan (JPM) Global Government Bond Index (GGBI), which had a +0.38% total return in U.S. dollar terms for the period under review, and the Citigroup World Government Bond Index (WGBI), which had a -1.04% total return for the same period.1

Economic and Market Overview

During the period, the global economic recovery continued to gather strength, particularly in emerging economies. In 2010’s second quarter, however, markets focused largely on sovereign and financial risks in overleveraged European countries leading to a rise in volatility across asset classes. In our analysis, this synchronized downturn in sentiment did not accurately represent underlying fundamentals, which remained robust in many economies. Reacting to the strength of their respective economies, the central banks of Australia, Brazil, Canada, Chile, China, India, Israel, Malaysia, New Zealand, Norway, Peru and Taiwan tightened monetary policy during the period. In these economies, robust domestic demand offset international economic uncertainty and prompted their interest rate hikes. Capital inflows into these relatively strong economies recovered to around precrisis levels, supported by the continued extraordinarily loose monetary policy in core developed economies.

First quarter gross domestic product releases were particularly strong in Asia. Although some indicators suggested the pace of growth was moderating, Asia’s economic outlook remained encouraging. Some market observers were concerned by this moderation, but we viewed it as a healthy evolution of the recovery resulting from lower contributions from inventory rebuilding, excess capacity utilization, and government stimulus. The relatively quick recovery in much of Asia closed output gaps, and economic growth was returning to its precrisis trend. We did

1. Source: © 2010 Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

Fund Risks: Because the Fund invests in bonds and other debt obligations, its share price and yield will be affected by interest rate movements. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. High yield, lower rated (junk) bonds generally have greater price swings and higher default risks than investment-grade bonds. Foreign investing, especially in emerging markets, involves additional risks, including currency fluctuations, economic instability, market volatility, and political and social instability. The Fund’s investment in certain hedging and derivative instruments may involve a small investment relative to the risk assumed. As a nondiversified fund, the Fund may be more sensitive to economic, business, political or other changes affecting similar issuers or securities, which may result in greater fluctuation in the value of the Fund’s shares. The Fund’s prospectus also includes a description of the main investment risks.

TGB-2

not find this entirely surprising given that the primary causes of the crisis, especially an overreliance on leverage, were not present in the region. Asia continued its structural transformation toward a higher reliance on domestic demand and regional trade, a trend that was already well under way before the crisis but has accelerated. China’s economic strength, increasing outward investment, and recently announced increased flexibility of the Chinese yuan are characteristic of this trend and benefited the region and, in particular, countries like Malaysia and South Korea that are closely integrated with the broader region.

These positive developments in Asia contrasted sharply with the challenges faced by overleveraged countries in southern Europe. Deepening concerns over sovereign debt and bank solvency in Europe drove up volatility across global credit markets in 2010’s second quarter. Despite an unprecedented 110 billion euro rescue package to address the Greek government’s financing needs, risks of contagion increased dramatically. Faced with this situation, European Union leaders and the International Monetary Fund agreed on a series of emergency measures totaling 750 billion euros, which they believe should more than cover the funding needs of Portugal, Spain and Ireland over the next three years. In addition, the European Central Bank announced it would provide sufficient liquidity to financial institutions and restore the smooth functioning of the financial market, and it launched outright purchases of sovereign bonds. Although these extraordinary measures reduced the short-term risk of a sovereign default or a banking crisis in the region, the underlying debt problems remained. Credit extension continued to be constrained by these challenges, which weighed on economic growth. The euro and nearly all other regional currencies depreciated during the second quarter. Although these challenges were significant, financial contagion has so far been contained by the unprecedented policy responses, allowing the broader global economy to continue to recover.

Investment Strategy

We allocate the Fund’s assets among issuers, geographic regions, and currencies based upon our assessment of relative interest rates among currencies, our outlook for changes in interest rates and currencies, and credit risks. In considering these factors, we may evaluate a country’s changing market, economic and political conditions, such as inflation rate, growth prospects, global trade patterns and government policies. We seek to manage the Fund’s exposure to various currencies and may utilize forward currency exchange contracts.

*The Fund’s supranational investments were denominated in the Mexican peso, Norwegian krone and U.S. dollar.

**The Fund’s EMU investment was in Germany.

TGB-3

Manager’s Discussion

The Fund’s total return was influenced by various factors, including interest rate developments, currency movements and exposure to sovereign debt markets.

Interest Rate Strategy

Overall, duration exposure, or the Fund’s sensitivity to changes in interest rates, contributed to relative returns. The Fund maintained very little duration exposure outside select emerging economies throughout the period. During the first half of the period, as the global recovery was perceived to be solidifying, yields for many developed government bonds were flat to slightly higher, and the Fund’s duration exposure contributed to relative returns. However, during the second half of the period the increase in risk aversion and perceived flight to quality led government bond yields to fall in many countries. The deteriorating economic outlook led markets to price in a delay to the start of any prospective interest rate hikes. This benefited the benchmark index’s positions in core government bond markets. Although short-term interest rates remained at historical lows in most developed economies throughout the period, the Fund’s underweighted duration exposure in the U.S. and eurozone and no duration exposure in the U.K. or Japan detracted from relative performance. Duration exposure in select economies with relatively high interest rates offset this underperformance, and long duration, local market positions in Mexico, Brazil and Indonesia benefited returns.

Currency Strategy

Currency exposure contributed to the Fund’s relative performance, largely due to the Fund’s underweighted euro exposure. During the period, concerns regarding the sustainability of European sovereign and financial debt took center stage and led European currencies to underperform. We had positioned the Fund for lower growth to hinder eurozone assets relative to those of the U.S. and non-euro European economies. Consequently, the Fund benefited from a large net negative euro exposure. Although the underperformance of some of the Fund’s non-euro European currencies, including the Polish zloty and Swedish krona, mitigated this positive relative result somewhat, the euro’s 14.6% decline against the U.S. dollar during the six months under review was more than enough to offset those losses.2 The Fund’s underweighted exposure to the Japanese yen, a currency that benefited from the rise in risk aversion, also had a negative impact on relative results, but again the Fund’s underweighted euro exposure more than made up for this detractor.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest rate changes than a portfolio with a higher duration.

2. Source: IDC Exshare.

TGB-4

We continued to favor the currencies of rapidly growing emerging markets, particularly in Asia. These positions generated mixed performance as Asian currency returns varied from country to country. The Malaysian ringgit and Indonesian rupiah supported performance, helped by the announcement of increased flexibility in the Chinese yuan. However, exposure to the South Korean won detracted, partly as a result of heightened tensions with North Korea. Elsewhere, the Chilean peso detracted, while the Mexican peso benefited performance.

Global Sovereign Debt Strategy

Sovereign credit exposure moderately detracted from relative performance during the period as strong returns in the first quarter of the year were reversed in the second quarter due to the contagion-driven sell-off. While many emerging markets continued to recover from the crisis well ahead of the developed world, fears that the challenges faced by overleveraged eurozone countries would be transmitted through the financial sector to the global economy led most financial markets to trade in the same direction during the second half of the period. European credits generally underperformed, including Hungary, while Argentina outperformed.

U.S. dollar-denominated emerging market debt posted a +5.37% total return during the period as measured by the JPM Emerging Markets Bond Index Global.1 During the reporting period, sovereign interest-rate credit spreads rose 64 basis points (100 basis points equal one percentage point) over falling U.S. Treasury yields. 3 Regionally, Latin American sovereign debt had a +6.05% total return, Asian debt, +5.86%, and central and eastern European debt, +3.98%.1

Thank you for your participation in Templeton Global Bond Securities Fund. We look forward to serving your future investment needs.

3. Source: J.P. Morgan.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Currency Breakdown

Templeton Global Bond Securities Fund 6/30/10

% of Total Net Assets

Americas	63.3%
U.S. Dollar	38.0%
Mexican Peso	10.5%
Chilean Peso	7.4%
Brazilian Real	6.3%
Peruvian Nuevo Sol	1.1%

Asia Pacific	34.4%
South Korean Won	15.3%
Malaysian Ringgit	11.2%
Australian Dollar	9.9%
Indonesian Rupiah	8.1%
Indian Rupee	6.0%
Philippine Peso	5.4%
Chinese Yuan	4.2%
Sri Lankan Rupee	2.0%
New Zealand Dollar*	-3.4%
Japanese Yen*	-24.3%

Middle East & Africa	5.5%
New Israeli Shekel	4.5%
Egyptian Pound	1.0%

Europe	-3.2%
Swedish Krona	8.6%
Norwegian Krone	7.4%
Polish Zloty	6.7%
Euro*	-25.9%

*Euro = -25.9%, Japanese yen = -24.3% and New Zealand dollar = -3.4% due to forward exchange contracts.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

TGB-5

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 × $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Templeton Global Bond Securities Fund – Class 2

TGB-6

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 2	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Fund-Level Expenses Incurred During Period* 1/1/10–6/30/10
Actual	$1,000	$1,044.10	$4.00
Hypothetical (5% return before expenses)	$1,000	$1,020.88	$3.96

*Expenses are calculated using the most recent six-month annualized expense ratio for the Fund’s Class 2 shares (0.79%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

TGB-7

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Templeton Global Bond Securities Fund

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31,
Class 1		2009	2008	2007	2006	2005

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$17.72	$17.42	$17.00	$15.73	$14.36	$15.80

Income from investment operations[a]:
Net investment income[b]	0.50	0.99	0.80	0.77	0.61	0.57
Net realized and unrealized gains (losses)	0.31	2.01	0.27	0.97	1.24	(1.03)

Total from investment operations	0.81	3.00	1.07	1.74	1.85	(0.46)

Less distributions from:
Net investment income and net foreign currency gains	(0.31)	(2.70)	(0.65)	(0.47)	(0.48)	(0.98)
Net realized gains	(0.05)	—	—	—	—	—

Total distributions	(0.36)	(2.70)	(0.65)	(0.47)	(0.48)	(0.98)

Redemption fees[c]	—	—	—	—	—	—

Net asset value, end of period	$18.17	$17.72	$17.42	$17.00	$15.73	$14.36

Total return[d]	4.53%	18.98%	6.46%	11.27%	13.14%	(2.91)%
Ratios to average net assets[e]
Expenses before expense reduction	0.54%	0.54%	0.58%	0.64%	0.80%	0.78%
Expenses net of expense reduction	0.54% [f]	0.54% [f]	0.58% [f]	0.64% [f]	0.72%	0.74%
Net investment income	5.40%	5.73%	4.66%	4.70%	4.09%	3.81%

Supplemental data
Net assets, end of period (000’s)	$234,362	$195,662	$220,588	$137,700	$75,843	$53,115
Portfolio turnover rate	3.86%	20.84%	28.46%	47.33%	30.65%	30.28%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

TGB-8

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Global Bond Securities Fund

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31,
Class 2		2009	2008	2007	2006	2005

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$17.34	$17.10	$16.72	$15.50	$14.19	$15.64

Income from investment operations[a]:
Net investment income[b]	0.46	0.93	0.74	0.72	0.57	0.52
Net realized and unrealized gains (losses)	0.30	1.98	0.27	0.96	1.21	(1.00)

Total from investment operations	0.76	2.91	1.01	1.68	1.78	(0.48)

Less distributions from:
Net investment income and net foreign currency gains	(0.27)	(2.67)	(0.63)	(0.46)	(0.47)	(0.97)
Net realized gains	(0.05)	—	—	—	—	—

Total distributions	(0.32)	(2.67)	(0.63)	(0.46)	(0.47)	(0.97)

Redemption fees[c]	—	—	—	—	—	—

Net asset value, end of period	$17.78	$17.34	$17.10	$16.72	$15.50	$14.19

Total return[d]	4.41%	18.68%	6.21%	11.00%	12.77%	(3.08)%
Ratios to average net assets[e]
Expenses before expense reduction	0.79%	0.79%	0.83%	0.89%	1.05%	1.03%
Expenses net of expense reduction	0.79% [f]	0.79% [f]	0.83% [f]	0.89% [f]	0.97%	0.99%
Net investment income	5.15%	5.48%	4.41%	4.45%	3.84%	3.56%

Supplemental data
Net assets, end of period (000’s)	$1,170,421	$1,262,783	$793,881	$480,649	$205,768	$61,255
Portfolio turnover rate	3.86%	20.84%	28.46%	47.33%	30.65%	30.28%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

TGB-9

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Global Bond Securities Fund

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31,
Class 3		2009	2008	2007	2006	2005[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$17.33	$17.08	$16.70	$15.49	$14.18	$15.27

Income from investment operations[b]:
Net investment income[c]	0.46	0.93	0.74	0.72	0.58	0.38
Net realized and unrealized gains (losses)	0.30	1.98	0.27	0.96	1.21	(0.50)

Total from investment operations	0.76	2.91	1.01	1.68	1.79	(0.12)

Less distributions from:
Net investment income and net foreign currency gains	(0.27)	(2.66)	(0.63)	(0.46)	(0.48)	(0.97)
Net realized gains	(0.05)	—	—	—	—	—

Total distributions	(0.32)	(2.66)	(0.63)	(0.46)	(0.48)	(0.97)

Redemption fees[d]	—	—	—	—	—	—

Net asset value, end of period	$17.77	$17.33	$17.08	$16.71	$15.49	$14.18

Total return[e]	4.34%	18.69%	6.21%	11.03%	12.84%	(0.80)%
Ratios to average net assets[f]
Expenses before expense reduction	0.79%	0.79%	0.83%	0.89%	1.05%	1.03%
Expenses net of expense reduction	0.79% [g]	0.79% [g]	0.83% [g]	0.89% [g]	0.97%	0.99%
Net investment income	5.15%	5.48%	4.41%	4.45%	3.84%	3.56%

Supplemental data
Net assets, end of period (000’s)	$146,530	$143,264	$128,155	$91,162	$35,572	$5,769
Portfolio turnover rate	3.86%	20.84%	28.46%	47.33%	30.65%	30.28%

aFor the period April 1, 2005 (effective date) to December 31, 2005.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

TGB-10

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Global Bond Securities Fund

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31,
Class 4		2009	2008[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$17.61	$17.37	$18.00

Income from investment operations[b]:
Net investment income[c]	0.46	0.93	0.66
Net realized and unrealized gains (losses)	0.30	2.00	(0.64)

Total from investment operations	0.76	2.93	0.02

Less distributions from:
Net investment income and net foreign currency gains	(0.27)	(2.69)	(0.65)
Net realized gains	(0.05)	—	—

Total distributions	(0.32)	(2.69)	(0.65)

Redemption fees[d]	—	—	—

Net asset value, end of period	$18.05	$17.61	$17.37

Total return[e]	4.29%	18.58%	0.26%
Ratios to average net assets[f]
Expenses[g]	0.89%	0.89%	0.93%
Net investment income	5.05%	5.38%	4.31%

Supplemental data
Net assets, end of period (000’s)	$129,364	$108,910	$43,069
Portfolio turnover rate	3.86%	20.84%	28.46%

aFor the period February 29, 2008 (effective date) to December 31, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

TGB-11

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited)

Templeton Global Bond Securities Fund	Principal Amount [a]		Value
Foreign Government and Agency Securities 89.7%
Argentina 2.2%
[b,c]Government of Argentina, senior bond, FRN, 0.389%, 8/03/12	107,485,000		$37,136,067

Australia 8.6%
Government of Australia, TB123, 5.75%, 4/15/12	43,700,000	AUD	37,582,816
New South Wales Treasury Corp., 6.00%, 5/01/12	9,350,000	AUD	8,032,932
6.00%, 5/01/12 (London Exchange)	13,180,000	AUD	11,331,144
senior note, 5.50%, 3/01/17	32,225,000	AUD	27,293,362
Queensland Treasury Corp., 11, 6.00%, 6/14/11	22,050,000	AUD	18,776,807
13, 6.00%, 8/14/13	24,450,000	AUD	21,209,508
17, 6.00%, 9/14/17	13,160,000	AUD	11,441,769
[d]144A, 7.125%, 9/18/17	4,380,000	NZD	3,270,662
Western Australia Treasury Corp., 5.50%, 7/17/12	6,400,000	AUD	5,459,879

			144,398,879

Brazil 4.6%
Nota Do Tesouro Nacional, 10.00%, 1/01/12	38,245	[e] BRL	20,580,251
10.00%, 1/01/14	7,100	[e] BRL	3,687,107
10.00%, 1/01/17	22,490	[e] BRL	11,266,534
[f]Index Linked, 6.00%, 5/15/11	2,055	[e] BRL	2,184,327
[f]Index Linked, 6.00%, 5/15/15	27,735	[e] BRL	28,848,996
[f]Index Linked, 6.00%, 5/15/45	10,825	[e] BRL	11,116,015

			77,683,230

Canada 0.9%
Province of Manitoba, 6.375%, 9/01/15	19,985,000	NZD	14,377,087

Germany 0.7%
Landwirtschaftliche Rentenbank, senior note, 8.50%, 2/22/16	137,707,000	MXN	11,472,390

Hungary 2.0%
Government of Hungary, senior note, 3.50%, 7/18/16	1,055,000	EUR	1,171,781
4.375%, 7/04/17	5,380,000	EUR	6,054,991
5.75%, 6/11/18	13,795,000	EUR	16,661,439
6.25%, 1/29/20	6,420,000		6,331,725
3.875%, 2/24/20	3,120,000	EUR	3,317,104

			33,537,040

Indonesia 10.2%
Government of Indonesia, FR20, 14.275%, 12/15/13	14,267,000,000	IDR	1,893,160
FR31, 11.00%, 11/15/20	167,351,000,000	IDR	21,824,879
FR34, 12.80%, 6/15/21	207,810,000,000	IDR	30,244,337
FR35, 12.90%, 6/15/22	66,582,000,000	IDR	9,648,041
FR36, 11.50%, 9/15/19	30,075,000,000	IDR	4,022,468
FR37, 12.00%, 9/15/26	8,230,000,000	IDR	1,096,482
FR39, 11.75%, 8/15/23	5,491,000,000	IDR	730,121
FR40, 11.00%, 9/15/25	61,856,000,000	IDR	7,823,023
FR42, 10.25%, 7/15/27	88,574,000,000	IDR	10,285,631
FR43, 10.25%, 7/15/22	68,340,000,000	IDR	8,408,732
FR44, 10.00%, 9/15/24	4,454,000,000	IDR	520,555
FR46, 9.50%, 7/15/23	226,780,000,000	IDR	25,998,174

TGB-12

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Templeton Global Bond Securities Fund	Principal Amount [a]		Value
Foreign Government and Agency Securities (continued)
Indonesia (continued)
FR47, 10.00%, 2/15/28	61,737,000,000	IDR	$6,935,873
FR48, 9.00%, 9/15/18	16,920,000,000	IDR	1,974,024
FR49, 9.00%, 9/15/13	35,030,000,000	IDR	4,034,172
[d]senior bond, 144A, 8.50%, 10/12/35	9,119,000		11,566,475
[d]senior bond, 144A, 6.625%, 2/17/37	2,240,000		2,357,200
[d]senior bond, 144A, 7.75%, 1/17/38	10,980,000		13,016,447
[d]senior note, 144A, 11.625%, 3/04/19	6,410,000		9,253,102

			171,632,896

Iraq 0.4%
Government of Iraq, [d]144A, 5.80%, 1/15/28	5,055,000		4,120,078
[g]Reg S, 5.80%, 1/15/28	3,440,000		2,803,772

			6,923,850

Israel 1.6%
Government of Israel, 2680, 7.00%, 4/29/11	99,205,000	ILS	26,562,559

Lithuania 2.0%
[d]Government of Lithuania, 144A, 6.75%, 1/15/15	19,480,000		20,502,700
7.375%, 2/11/20	12,690,000		13,356,225

			33,858,925

Malaysia 3.5%
Government of Malaysia, senior bond, 3.756%, 4/28/11	106,980,000	MYR	33,356,655
3.833%, 9/28/11	3,660,000	MYR	1,145,656
3.461%, 7/31/13	12,600,000	MYR	3,920,785
3.814%, 2/15/17	18,885,000	MYR	5,865,708
4.24%, 2/07/18	44,360,000	MYR	14,090,459

			58,379,263

Mexico 9.1%
Government of Mexico, M 10, 8.00%, 12/17/15	726,000	[h] MXN	6,053,731
M 10, 7.25%, 12/15/16	250,000	[h] MXN	2,002,101
M 10, 7.75%, 12/14/17	4,473,000	[h] MXN	36,755,888
M 20, 10.00%, 12/05/24	8,569,800	[h] MXN	82,755,063
M 30, 10.00%, 11/20/36	1,755,000	[h] MXN	17,221,908
MI10, 9.00%, 12/20/12	265,000	[h] MXN	2,219,901
MI10, 8.00%, 12/19/13	794,500	[h] MXN	6,580,980

			153,589,572

Norway 3.3%
Government of Norway, 6.00%, 5/16/11	300,110,000	NOK	47,558,557
6.50%, 5/15/13	49,400,000	NOK	8,485,382

			56,043,939

TGB-13

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Templeton Global Bond Securities Fund	Principal Amount [a]		Value
Foreign Government and Agency Securities (continued)
Peru 0.3%
Government of Peru, 7.84%, 8/12/20	4,945,000	PEN	$1,955,322
7, 8.60%, 8/12/17	6,185,000	PEN	2,544,973

			4,500,295

Poland 5.9%
Government of Poland, 4.75%, 4/25/12	44,940,000	PLN	13,285,960
5.75%, 4/25/14	92,590,000	PLN	27,774,598
6.25%, 10/24/15	44,730,000	PLN	13,652,176
5.75%, 9/23/22	48,750,000	PLN	14,068,694
senior note, 6.375%, 7/15/19	27,200,000		29,712,981

			98,494,409

Qatar 0.8%
[d]Government of Qatar, senior note, 144A, 6.55%, 4/09/19	12,060,000		13,673,628

Russia 4.4%
[d]Government of Russia, 144A, 7.50%, 3/31/30	65,170,040		73,700,798

South Africa 2.1%
Government of South Africa, 5.25%, 5/16/13	3,590,000	EUR	4,703,975
4.50%, 4/05/16	1,874,000	EUR	2,357,543
6.875%, 5/27/19	21,215,000		24,238,137
senior note, 6.50%, 6/02/14	805,000		903,210
senior note, 5.875%, 5/30/22	3,485,000		3,683,209

			35,886,074

South Korea 13.9%
The Export-Import Bank of Korea, 5.125%, 3/16/15	350,000		369,128
4.625%, 2/20/17	230,000	EUR	288,580
[g]Reg S, 5.25%, 2/10/14	345,000		363,582
senior note, 8.125%, 1/21/14	1,170,000		1,340,979
Government of Korea, senior bond, 5.625%, 11/03/25	730,000		795,593
Korea Deposit Insurance Corp., 07-1, 5.57%, 9/14/12	6,600,000,000	KRW	5,559,905
08-1, 5.28%, 2/15/13	880,000,000	KRW	737,311
Korea Development Bank, senior note, 8.00%, 1/23/14	3,875,000		4,415,752
Korea Treasury Bond, 0475-1112, 4.75%, 12/10/11	77,103,490,000	KRW	64,228,956
0500-1609, 5.00%, 9/10/16	2,806,000,000	KRW	2,338,613
0525-1209, 5.25%, 9/10/12	28,539,000,000	KRW	24,001,902
0525-1303, 5.25%, 3/10/13	1,940,790,000	KRW	1,634,784
senior bond, 0400-1206, 4.00%, 6/10/12	126,527,650,000	KRW	103,906,784
senior bond, 0550-1106, 5.50% 6/10/11	19,791,570,000	KRW	16,534,544
senior note, 7.125%, 4/16/19	6,370,000		7,678,780

			234,195,193

Sri Lanka 2.0%
Government of Sri Lanka, A, 12.00%, 7/15/11	115,200,000	LKR	1,041,606
8.50%, 1/15/13	694,400,000	LKR	5,915,561

TGB-14

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Templeton Global Bond Securities Fund	Principal Amount [a]		Value
Foreign Government and Agency Securities (continued)
Sri Lanka (continued)
13.50%, 2/01/13	674,300,000	LKR	$6,418,698
11.25%, 7/15/14	773,000,000	LKR	7,095,340
11.00%, 8/01/15	1,349,700,000	LKR	12,311,522

			32,782,727

[i] Supranational 1.9%
Corporacion Andina De Fomento, 8.125%, 6/04/19	9,880,000		12,235,669
European Investment Bank, senior note, 4.50%, 5/15/13	33,700,000	NOK	5,401,262
Inter-American Development Bank, senior note, 7.50%, 12/05/24	200,000,000	MXN	14,928,881

			32,565,812

Sweden 5.6%
Government of Sweden, 5.25%, 3/15/11	712,870,000	SEK	94,295,476

United Arab Emirates 0.8%
[d]Emirate of Abu Dhabi, 144A, 6.75%, 4/08/19	11,840,000		13,592,166

Venezuela 2.1%
Government of Venezuela, 10.75%, 9/19/13	13,570,000		12,002,665
[c,g]Reg S, FRN, 1.307%, 4/20/11	1,095,000		1,015,065
[g]senior bond, Reg S, 5.375%, 8/07/10	11,235,000		11,178,538
Petroleos de Venezuela SA, senior bond, zero cpn., 7/10/11	11,810,000		10,293,523

			34,489,791

Vietnam 0.8%
[d]Government of Vietnam, 144A, 6.75%, 1/29/20	13,110,000		13,533,734

Total Foreign Government and Agency Securities (Cost $1,435,476,796)			1,507,305,800

Municipal Bonds 2.5%
United States 2.5%
Alabama State University Revenue, General Tuition and Fee, Assured Guaranty, 5.00%, 9/01/29	175,000		183,369
5.75%, 9/01/39	175,000		191,527
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Refunding, Series F-1, 5.00%, 4/01/39	1,330,000		1,365,950
Bexar County Hospital District GO, Certificates of Obligation, 5.00%, 2/15/32	1,615,000		1,647,688
Bexar County Revenue, Venue Project, Refunding, Series A, BHAC Insured, 5.25%, 8/15/47	1,450,000		1,497,255
California State GO, Refunding, 5.125%, 4/01/33	4,725,000		4,640,564
Refunding, 5.00%, 4/01/38	1,985,000		1,887,755
Various Purpose, 6.00%, 4/01/38	11,650,000		12,346,904
Illinois Municipal Electricity Agency Power Supply Revenue, Series A, BHAC Insured, 5.00%, 2/01/35	2,155,000		2,183,812
Lewisville ISD, GO, School Building, 5.00%, 8/15/26	1,200,000		1,308,516
Los Angeles USD, GO, Series KRY, 5.25%, 7/01/26	765,000		812,002
Minneapolis Health Care System Revenue, Fairview Health Services, Series B, Assured Guaranty, 6.50%, 11/15/38	1,790,000		2,008,201
MTA Revenue, Series B, Assured Guaranty, 5.25%, 11/15/20	950,000		1,084,492
Transportation, Series A, AGMC Insured, 5.50%, 11/15/21	900,000		1,053,639
North Carolina Eastern Municipal Power Agency Power System Revenue, Refunding, Series A, Assured Guaranty, 5.25%, 1/01/19	2,400,000		2,652,864
Palomar Pomerado Health GO, Election of 2004, Series A, NATL Insured, 5.125%, 8/01/37	4,570,000		4,449,123
Philadelphia GO, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/24	500,000		525,275

TGB-15

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Templeton Global Bond Securities Fund	Principal Amount [a]		Value
Municipal Bonds (continued)
United States (continued)
Tarrant County Cultural Education Facilities Finance Corp. Revenue, Christus Health, Refunding, Series A, Assured Guaranty, 6.25%, 7/01/28	1,500,000		$1,663,365

Total Municipal Bonds (Cost $39,632,943)			41,502,301

Total Investments before Short Term Investments (Cost $1,475,109,739)			1,548,808,101

Short Term Investments 4.2%
Foreign Government and Agency Securities 1.3%
Egypt 1.0%
[j]Egypt Treasury Bill, 8/03/10 - 3/08/11	104,700,000	EGP	17,451,376

Israel 0.3%
[j]Israel Treasury Bill, 10/06/10	20,240,000	ILS	5,184,450

Malaysia 0.0%[k]
[j]Bank Negara Monetary Note, 11/02/10 - 1/06/11	1,165,000	MYR	356,134
[j]Malaysia Treasury Bill, 10/15/10	110,000	MYR	33,739

			389,873

Total Foreign Government and Agency Securities (Cost $23,950,626)			23,025,699

Total Investments before Repurchase Agreements (Cost $1,499,060,365)			1,571,833,800

Repurchase Agreements (Cost $48,387,943) 2.9%
[l]Joint Repurchase Agreement, 0.011%, 7/01/10 (Maturity Value $48,387,958)	48,387,943		48,387,943
Banc of America Securities LLC (Maturity Value $5,923,170)
Barclays Capital Inc. (Maturity Value $6,515,439)
BNP Paribas Securities Corp. (Maturity Value $11,846,339)
Credit Suisse Securities (USA) LLC (Maturity Value $11,846,340)
Deutsche Bank Securities Inc. (Maturity Value $410,814)
HSBC Securities (USA) Inc. (Maturity Value $2,961,343)
Morgan Stanley & Co. Inc. (Maturity Value $5,923,170)
UBS Securities LLC (Maturity Value $2,961,343)
Collateralized by U.S. Government Agency Securities, 4.25% - 5.25%, 11/15/10 - 11/17/17; [j]U.S. Government Agency Discount Notes, 12/27/10; and U.S. Treasury Notes, 1.00% - 3.625%, 12/31/11 - 8/15/19

Total Investments (Cost $1,547,448,308) 96.4%			1,620,221,743
Other Assets, less Liabilities 3.6%			60,456,053

Net Assets 100.0%			$1,680,677,796

aThe principal amount is stated in U.S. dollars unless otherwise indicated.

bThe principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

cThe coupon rate shown represents the rate at period end.

dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2010, the aggregate value of these securities was $191,943,215, representing 11.42% of net assets.

ePrincipal amount is stated in 1,000 Brazalion Real Units.

fRedemption price at maturity is adjusted for inflation. See Note 1(f).

gSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2010, the aggregate value of these securities was $15,360,957, representing 0.91% of net assets.

hPrincipal amount is stated in 100 Mexican Peso Units.

iA supranational organization is an entity formed by two or more central governments through international treaties.

jThe security is traded on a discount basis with no stated coupon rate.

kRounds to less than 0.1% of net assets.

lSee Note 1(c) regarding joint repurchase agreement.

TGB-16

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Templeton Global Bond Securities Fund
At June 30, 2010, the Fund had the following financial futures contracts outstanding. See Note 1(d).

Description	Type	Number of Contracts	Notional Amount	Delivery Date	Unrealized Appreciation	Unrealized Depreciation
U.S. Treasury 10 Yr. Note	Short	1	$100,000	9/21/10	$ —	$(2,893)

At June 30, 2010, the Fund had the following forward exchange contracts outstanding. See Note 1(d).

Currency	Counterparty	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Indian Rupee	JPHQ	Buy	79,487,000	1,603,530		7/09/10	$106,612	$—
Indian Rupee	DBAB	Buy	79,423,000	1,603,533		7/09/10	105,232	—
Malaysian Ringgit	DBAB	Buy	9,014,572	2,535,531		7/09/10	250,718	—
Indian Rupee	DBAB	Buy	40,128,000	801,758		7/12/10	61,247	—
Indian Rupee	JPHQ	Buy	48,258,000	962,120		7/12/10	75,731	—
Malaysian Ringgit	DBAB	Buy	18,006,622	5,046,935		7/12/10	517,809	—
Malaysian Ringgit	JPHQ	Buy	4,594,000	1,279,844		7/13/10	139,813	—
Malaysian Ringgit	DBAB	Buy	2,637,000	732,907		7/16/10	81,874	—
Malaysian Ringgit	DBAB	Buy	11,455,000	2,280,737	EUR	7/16/10	749,465	—
Indian Rupee	CITI	Buy	19,711,000	394,220		7/19/10	29,303	—
Indian Rupee	JPHQ	Buy	19,711,000	394,220		7/20/10	29,247	—
Malaysian Ringgit	DBAB	Buy	4,160,000	1,165,005		7/20/10	120,109	—
Malaysian Ringgit	DBAB	Buy	12,933,000	2,569,998	EUR	7/20/10	851,481	—
Malaysian Ringgit	DBAB	Buy	5,058,000	1,428,410		7/23/10	133,894	—
Malaysian Ringgit	DBAB	Buy	16,628,000	3,304,189	EUR	7/23/10	1,094,042	—
Malaysian Ringgit	JPHQ	Buy	16,628,000	3,293,913	EUR	7/27/10	1,105,561	—
Malaysian Ringgit	JPHQ	Buy	5,318,000	1,498,028		7/27/10	144,273	—
Malaysian Ringgit	HSBC	Buy	3,005,000	852,168		7/30/10	75,702	—
New Zealand Dollar	DBAB	Sell	18,763,956	12,074,605		7/30/10	—	(766,225)
New Zealand Dollar	DBAB	Buy	18,763,956	12,555,338		7/30/10	285,493	—
New Zealand Dollar	DBAB	Sell	18,692,571	12,007,173		8/03/10	—	(780,746)
New Zealand Dollar	DBAB	Buy	18,692,571	13,413,789		8/03/10	—	(625,870)
New Zealand Dollar	BZWS	Sell	7,317,361	4,697,746		8/03/10	—	(308,191)
New Zealand Dollar	DBAB	Sell	7,405,811	4,731,573		8/04/10	—	(334,472)
New Zealand Dollar	BZWS	Sell	3,686,939	2,367,015		8/04/10	—	(155,085)
New Zealand Dollar	DBAB	Buy	7,405,811	4,953,525		8/04/10	112,520	—
New Zealand Dollar	CITI	Sell	18,563,255	12,122,269		8/05/10	—	(575,167)
New Zealand Dollar	DBAB	Buy	5,506,806	3,951,134		8/05/10	—	(184,428)
New Zealand Dollar	DBAB	Sell	5,506,806	3,589,336		8/05/10	—	(177,370)
New Zealand Dollar	CITI	Buy	18,563,255	12,430,698		8/05/10	266,738	—
Malaysian Ringgit	HSBC	Buy	6,100,000	1,743,854		8/06/10	139,079	—
New Zealand Dollar	CITI	Sell	7,269,764	4,750,900		8/06/10	—	(221,291)
New Zealand Dollar	FBCO	Sell	3,628,158	2,362,838		8/06/10	—	(118,658)
Malaysian Ringgit	JPHQ	Buy	1,100,000	313,837		8/09/10	25,662	—
New Zealand Dollar	DBAB	Buy	7,205,549	5,168,540		8/09/10	—	(241,443)
New Zealand Dollar	CITI	Sell	7,173,180	4,716,079		8/09/10	—	(188,885)
New Zealand Dollar	DBAB	Sell	7,205,549	4,739,810		8/09/10	—	(187,287)
New Zealand Dollar	FBCO	Sell	7,091,362	4,672,853		8/09/10	—	(176,164)
New Zealand Dollar	FBCO	Buy	7,091,362	4,910,059		8/09/10	—	(61,042)
New Zealand Dollar	FBCO	Sell	7,103,800	4,717,847		8/11/10	—	(138,905)
New Zealand Dollar	FBCO	Buy	7,103,800	4,917,605		8/11/10	—	(60,854)
Polish Zloty	DBAB	Buy	59,155,000	14,078,825	EUR	8/11/10	161,262	—
New Zealand Dollar	DBAB	Sell	24,938,679	16,238,792		8/12/10	—	(810,023)
New Zealand Dollar	DBAB	Buy	24,938,679	16,672,006		8/12/10	376,809	—
New Zealand Dollar	DBAB	Sell	8,453,000	5,486,842		8/13/10	—	(291,419)
New Zealand Dollar	DBAB	Buy	4,160,000	2,875,184		8/13/10	—	(31,511)

TGB-17

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Templeton Global Bond Securities Fund

Currency	Counterparty	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
New Zealand Dollar	DBAB	Sell	8,915,000	5,884,792		8/16/10	$—	$(207,832)
Brazilian Real	DBAB	Buy	5,465,000	265,418,655	JPY	8/17/10	—	(13,009)
Japanese Yen	UBSW	Sell	758,781,000	7,999,294		8/17/10	—	(590,034)
New Israeli Shekel	CITI	Buy	14,794,000	3,904,048		8/17/10	—	(98,870)
Brazilian Real	DBAB	Buy	4,037,000	194,381,550	JPY	8/18/10	8,824	—
Japanese Yen	JPHQ	Sell	377,047,000	3,999,650		8/18/10	—	(268,558)
Brazilian Real	DBAB	Buy	6,056,000	284,668,336	JPY	8/19/10	90,730	—
Japanese Yen	HSBC	Sell	375,298,000	3,989,137		8/19/10	—	(259,345)
New Israeli Shekel	CITI	Buy	14,802,000	3,899,631		8/19/10	—	(92,402)
New Israeli Shekel	DBAB	Buy	1,482,000	390,411		8/19/10	—	(9,225)
Euro	UBSW	Sell	6,270,000	8,838,506		8/20/10	1,167,224	—
Indian Rupee	DBAB	Buy	143,891,000	2,881,278		8/20/10	198,960	—
Japanese Yen	DBAB	Sell	376,727,000	3,989,146		8/20/10	—	(275,585)
Japanese Yen	BZWS	Sell	376,247,000	3,995,063		8/20/10	—	(264,235)
New Israeli Shekel	CITI	Buy	5,678,400	1,485,675		8/20/10	—	(25,133)
Euro	UBSW	Sell	6,274,000	8,874,322		8/23/10	1,198,004	—
Indian Rupee	DBAB	Buy	124,700,000	2,497,112		8/23/10	171,438	—
Japanese Yen	CITI	Sell	751,731,000	7,990,126		8/23/10	—	(520,267)
Japanese Yen	FBCO	Sell	746,218,000	7,990,128		8/23/10	—	(457,852)
New Israeli Shekel	CITI	Buy	9,690,400	2,541,278		8/23/10	—	(48,814)
Japanese Yen	JPHQ	Sell	750,133,000	7,990,126		8/24/10	—	(502,321)
Japanese Yen	BZWS	Sell	747,636,000	7,990,125		8/24/10	—	(474,052)
New Zealand Dollar	FBCO	Sell	6,517,276	4,297,361		8/24/10	—	(153,804)
New Zealand Dollar	FBCO	Buy	6,517,276	4,507,348		8/24/10	—	(56,183)
Japanese Yen	DBAB	Sell	371,821,000	3,995,068		8/25/10	—	(214,484)
New Zealand Dollar	DBAB	Sell	6,486,000	4,335,891		8/27/10	—	(92,861)
Brazilian Real	DBAB	Buy	4,043,000	188,901,089	JPY	8/31/10	66,119	—
Indian Rupee	DBAB	Buy	88,183,000	1,767,194		9/01/10	118,045	—
Japanese Yen	JPHQ	Sell	372,662,000	3,995,069		9/01/10	—	(224,539)
Brazilian Real	DBAB	Buy	6,065,000	280,427,405	JPY	9/02/10	130,770	—
Japanese Yen	HSBC	Sell	368,756,000	3,995,060		9/02/10	—	(180,402)
Euro	BZWS	Sell	6,230,000	8,874,012		9/07/10	1,250,806	—
Euro	HSBC	Sell	8,279,000	11,790,952		9/08/10	1,660,465	—
United States Dollar	JPHQ	Buy	11,099,031	7,817,044	EUR	9/08/10	1,533,810	—
Japanese Yen	HSBC	Sell	555,382,000	5,992,598		9/09/10	—	(296,908)
Japanese Yen	HSBC	Sell	553,476,000	5,992,594		9/10/10	—	(275,449)
Japanese Yen	DBAB	Sell	516,285,000	5,624,265		9/10/10	—	(222,595)
Japanese Yen	UBSW	Sell	428,870,000	4,686,899		9/13/10	—	(170,282)
Brazilian Real	DBAB	Buy	9,097,000	424,168,548	JPY	9/15/10	138,524	—
Japanese Yen	UBSW	Sell	508,216,000	5,624,285		9/15/10	—	(131,756)
Japanese Yen	HSBC	Sell	341,214,000	3,749,522		9/15/10	—	(115,059)
Japanese Yen	BZWS	Sell	337,439,000	3,749,531		9/15/10	—	(72,295)
United States Dollar	UBSW	Buy	7,760,297	5,315,636	EUR	9/15/10	1,255,599	—
Japanese Yen	HSBC	Sell	506,130,000	5,624,292		9/16/10	—	(108,235)
Japanese Yen	DBAB	Sell	169,665,000	1,874,751		9/16/10	—	(46,907)
New Zealand Dollar	DBAB	Sell	17,768,247	12,117,945		9/16/10	5,373	—
United States Dollar	CITI	Buy	7,760,297	5,328,410	EUR	9/16/10	1,239,925	—
United States Dollar	HSBC	Buy	14,772,566	10,076,784	EUR	9/17/10	2,441,533	—
Euro	BZWS	Sell	1,426,600	2,100,455		9/20/10	354,680	—
United States Dollar	UBSW	Buy	9,232,854	6,293,268	EUR	9/20/10	1,531,588	—
Japanese Yen	JPHQ	Sell	339,332,000	3,749,525		9/21/10	—	(94,190)
Japanese Yen	HSBC	Sell	168,241,000	1,874,760		9/21/10	—	(30,956)
Euro	UBSW	Sell	9,307,428	13,646,830		9/23/10	2,256,825	—

TGB-18

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Templeton Global Bond Securities Fund

Currency	Counterparty	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Swedish Krona	UBSW	Buy	30,000,000	2,950,694	EUR	9/23/10	$238,626	$—
Euro	JPHQ	Sell	4,095,317	6,063,526		9/24/10	1,051,833	—
Japanese Yen	JPHQ	Sell	281,276,000	3,108,194		9/24/10	—	(78,090)
Indian Rupee	DBAB	Buy	25,000,000	725,900	NZD	9/27/10	38,541	—
Japanese Yen	JPHQ	Sell	27,971,000	310,823		9/27/10	—	(6,050)
Japanese Yen	JPHQ	Sell	103,324,000	1,148,172		9/28/10	—	(22,370)
Malaysian Ringgit	JPHQ	Buy	8,340,000	1,635,968	EUR	9/28/10	565,845	—
Japanese Yen	JPHQ	Sell	172,207,000	1,913,624		9/29/10	—	(37,326)
Euro	UBSW	Sell	6,370,000	9,309,118		10/04/10	1,513,315	—
Philippine Peso	DBAB	Buy	195,560,000	4,053,393		10/04/10	110,683	—
Philippine Peso	HSBC	Buy	156,866,000	3,242,708		10/04/10	97,453	—
Philippine Peso	DBAB	Buy	233,811,000	4,864,070		10/05/10	114,026	—
Philippine Peso	HSBC	Buy	233,867,000	4,864,056		10/05/10	115,234	—
Philippine Peso	JPHQ	Buy	61,767,000	1,297,081		10/06/10	17,885	—
Philippine Peso	DBAB	Buy	191,936,000	4,053,387		10/07/10	32,387	—
Philippine Peso	DBAB	Buy	153,588,000	3,242,716		10/08/10	26,435	—
Philippine Peso	HSBC	Buy	153,878,000	3,242,711		10/08/10	32,613	—
Philippine Peso	CITI	Buy	76,826,000	1,621,349		10/08/10	13,908	—
Philippine Peso	JPHQ	Buy	76,627,000	1,621,358		10/08/10	9,663	—
Malaysian Ringgit	DBAB	Buy	11,434,805	3,317,898		10/12/10	200,581	—
Philippine Peso	DBAB	Buy	45,732,000	972,814		10/12/10	240	—
Malaysian Ringgit	DBAB	Buy	4,934,783	1,452,988		10/13/10	65,368	—
Philippine Peso	JPHQ	Buy	194,374,000	4,151,141		10/13/10	—	(15,766)
Philippine Peso	HSBC	Buy	76,252,000	1,621,348		10/13/10	940	—
Chinese Yuan	HSBC	Buy	35,001,331	3,554,330	EUR	10/15/10	822,071	—
Philippine Peso	JPHQ	Buy	25,032,000	533,731		10/15/10	—	(1,265)
Chinese Yuan	HSBC	Buy	35,172,030	3,560,830	EUR	10/18/10	839,932	—
Philippine Peso	JPHQ	Buy	83,120,000	1,779,072		10/18/10	—	(11,482)
Chinese Yuan	HSBC	Buy	47,143,455	4,759,196	EUR	10/19/10	1,142,760	—
Philippine Peso	DBAB	Buy	41,880,000	889,550		10/19/10	968	—
Chinese Yuan	HSBC	Buy	29,130,000	4,414,640		10/21/10	—	(108,952)
Philippine Peso	JPHQ	Buy	84,061,000	1,779,069		10/21/10	8,035	—
Philippine Peso	DBAB	Buy	167,411,000	3,558,151		10/21/10	942	—
Chinese Yuan	HSBC	Buy	36,599,833	5,559,074		10/25/10	—	(148,360)
Philippine Peso	HSBC	Buy	247,998,000	5,204,575		10/25/10	65,816	—
Philippine Peso	JPHQ	Buy	82,631,000	1,734,852		10/25/10	21,201	—
Philippine Peso	DBAB	Buy	165,158,000	3,469,706		10/25/10	40,191	—
Chilean Peso	CITI	Buy	921,291,798	1,745,697		10/26/10	—	(59,270)
Chinese Yuan	HSBC	Buy	62,115,025	9,408,231		10/26/10	—	(225,105)
Indian Rupee	HSBC	Buy	213,392,000	4,488,683		10/26/10	48,665	—
Indian Rupee	DBAB	Buy	639,477,000	13,466,076		10/26/10	131,107	—
Philippine Peso	HSBC	Buy	214,449,000	4,510,623		10/26/10	46,372	—
Chinese Yuan	HSBC	Buy	37,116,032	5,610,465		10/27/10	—	(122,974)
Indian Rupee	HSBC	Buy	317,880,000	6,733,034		10/27/10	25,449	—
Chilean Peso	JPHQ	Buy	597,828,000	1,138,178		10/28/10	—	(43,923)
Philippine Peso	DBAB	Buy	66,285,000	1,387,877		10/28/10	20,405	—
Japanese Yen	CITI	Sell	341,992,119	3,779,658		11/08/10	—	(98,205)
Japanese Yen	BZWS	Sell	335,950,000	3,751,221		11/10/10	—	(58,297)
Japanese Yen	BZWS	Sell	429,663,000	4,795,078		11/12/10	—	(77,316)
Japanese Yen	UBSW	Sell	340,600,700	3,804,362		11/12/10	—	(58,063)
Japanese Yen	DBAB	Sell	796,770,000	8,895,004		11/15/10	—	(140,993)
Japanese Yen	JPHQ	Sell	397,873,000	4,447,496		11/16/10	—	(64,795)
Japanese Yen	BZWS	Sell	191,800,000	2,134,788		11/16/10	—	(40,423)

TGB-19

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Templeton Global Bond Securities Fund

Currency	Counterparty	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Japanese Yen	BZWS	Sell	794,439,000	8,894,998		11/17/10	$—	$(114,959)
Japanese Yen	UBSW	Sell	317,836,000	3,557,998		11/17/10	—	(46,670)
Japanese Yen	HSBC	Sell	207,909,000	2,312,695		11/17/10	—	(45,259)
Euro	UBSW	Sell	4,794,427	7,161,915		11/18/10	1,293,001	—
Euro	DBAB	Sell	933,877	1,387,741		11/18/10	244,571	—
Japanese Yen	BZWS	Sell	1,107,834,000	12,453,002		11/18/10	—	(111,533)
Euro	DBAB	Sell	1,300,570	1,948,904		11/29/10	356,772	—
Japanese Yen	BOFA	Sell	859,147,000	9,695,551		11/29/10	—	(50,847)
Japanese Yen	BZWS	Sell	785,215,000	8,895,000		11/29/10	—	(12,693)
Japanese Yen	CITI	Sell	310,702,000	3,557,996		11/29/10	33,308	—
Japanese Yen	BZWS	Sell	466,571,000	5,336,998		11/29/10	44,089	—
Norwegian Krone	UBSW	Buy	71,182,000	8,325,088	EUR	11/29/10	666,999	—
Japanese Yen	DBAB	Sell	770,370,000	8,895,008		12/01/10	155,338	—
Norwegian Krone	UBSW	Buy	23,030,000	2,670,145	EUR	12/01/10	244,016	—
Mexican Peso	CITI	Sell	53,811,000	3,962,227		12/02/10	—	(127,342)
Chinese Yuan	HSBC	Buy	14,977,000	2,261,362		12/06/10	—	(43,306)
Chinese Yuan	HSBC	Buy	18,870,000	1,896,155	EUR	12/06/10	473,282	—
Euro	UBSW	Sell	1,343,551	2,021,333		12/07/10	376,517	—
Chinese Yuan	JPHQ	Buy	11,237,841	1,689,901		12/13/10	—	(25,111)
Chinese Yuan	HSBC	Buy	22,539,443	3,389,900		12/14/10	—	(50,733)
Chinese Yuan	HSBC	Buy	22,626,632	3,404,805		12/15/10	—	(52,579)
Malaysian Ringgit	JPHQ	Buy	13,361,013	3,917,037		12/16/10	181,384	—
Malaysian Ringgit	JPHQ	Buy	12,406,016	3,638,235		12/17/10	167,065	—
Malaysian Ringgit	JPHQ	Buy	14,845,634	4,334,492		12/21/10	218,243	—
Malaysian Ringgit	HSBC	Buy	19,742,443	5,743,239		12/22/10	310,919	—
Malaysian Ringgit	HSBC	Buy	9,639,266	2,802,438		12/23/10	153,369	—
Japanese Yen	CITI	Sell	286,112,008	3,133,740		12/28/10	—	(114,062)
Japanese Yen	JPHQ	Sell	285,510,329	3,133,740		12/28/10	—	(107,232)
Japanese Yen	BZWS	Sell	285,057,504	3,133,740		12/28/10	—	(102,092)
Malaysian Ringgit	HSBC	Buy	10,905,927	3,166,278		12/28/10	177,167	—
Malaysian Ringgit	JPHQ	Buy	56,089,316	16,324,490		1/04/11	865,969	—
Swedish Krona	DBAB	Buy	136,332,733	13,223,991	EUR	1/04/11	1,298,420	—
Japanese Yen	BZWS	Sell	277,330,000	3,043,819		1/07/11	—	(104,992)
Japanese Yen	CITI	Sell	138,680,000	1,521,916		1/07/11	—	(52,661)
Japanese Yen	UBSW	Sell	138,650,000	1,521,870		1/07/11	—	(52,365)
Malaysian Ringgit	DBAB	Buy	11,434,805	3,372,104		1/07/11	132,047	—
New Israeli Shekel	DBAB	Buy	117,806,600	31,561,539		1/07/11	—	(1,286,276)
Euro	BZWS	Sell	1,726,000	2,481,298		1/10/11	367,919	—
Euro	CITI	Sell	2,240,000	3,221,568		1/10/11	478,828	—
Euro	UBSW	Sell	13,846,000	19,797,703		1/11/11	2,844,062	—
Euro	BOFA	Sell	2,800,000	4,001,200		1/11/11	572,759	—
Euro	DBAB	Sell	9,460,000	13,521,273		1/11/11	1,938,039	—
Japanese Yen	HSBC	Sell	139,250,000	1,521,858		1/11/11	—	(59,331)
Japanese Yen	DBAB	Sell	139,110,000	1,521,941		1/11/11	—	(57,658)
Euro	JPHQ	Sell	937,000	1,356,331		1/13/11	209,017	—
Japanese Yen	HSBC	Sell	397,130,000	4,329,997		1/13/11	—	(179,628)
Philippine Peso	JPHQ	Buy	374,905,000	8,061,299		1/13/11	—	(152,277)
Japanese Yen	BZWS	Sell	394,150,000	4,330,058		1/14/11	—	(145,827)
Japanese Yen	UBSW	Sell	313,510,000	3,463,992		1/14/11	—	(96,162)
Philippine Peso	HSBC	Buy	60,160,000	1,286,295		1/14/11	—	(17,270)
Euro	DBAB	Sell	4,856,000	7,024,544		1/18/11	1,078,447	—
Philippine Peso	HSBC	Buy	115,942,000	2,483,709		1/18/11	—	(38,898)
Philippine Peso	DBAB	Buy	66,125,000	1,420,516		1/18/11	—	(26,171)

TGB-20

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Templeton Global Bond Securities Fund

Currency	Counterparty	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Philippine Peso	JPHQ	Buy	165,119,000	3,542,946		1/19/11	$—	$(61,481)
Philippine Peso	DBAB	Buy	41,372,000	885,341		1/19/11	—	(13,030)
Brazilian Real	DBAB	Buy	12,752,000	580,709,502	JPY	1/26/11	103,330	—
Japanese Yen	BZWS	Sell	1,079,470,000	12,019,178		1/26/11	—	(242,325)
Japanese Yen	UBSW	Sell	944,420,000	10,516,692		1/26/11	—	(210,802)
Japanese Yen	DBAB	Sell	269,140,000	3,004,801		1/26/11	—	(52,311)
Brazilian Real	HSBC	Buy	4,760,000	217,473,737	JPY	1/27/11	29,814	—
Chilean Peso	DBAB	Buy	2,227,910,000	4,431,888		1/27/11	—	(366,635)
Euro	CITI	Sell	4,998,400	7,056,491		1/27/11	935,763	—
Japanese Yen	HSBC	Sell	928,300,000	10,335,920		1/27/11	—	(208,704)
Chilean Peso	DBAB	Buy	5,127,860,000	10,123,107		1/28/11	—	(766,685)
Chilean Peso	JPHQ	Buy	675,370,000	1,327,509		1/28/11	—	(95,212)
New Zealand Dollar	UBSW	Sell	7,565,376	5,173,734		1/28/11	76,027	—
New Zealand Dollar	DBAB	Sell	9,712,629	6,684,717		1/28/11	140,147	—
New Zealand Dollar	BZWS	Sell	12,970,535	8,910,757		1/28/11	170,943	—
Chilean Peso	DBAB	Buy	3,093,470,000	5,966,966		1/31/11	—	(323,178)
Euro	DBAB	Sell	31,205,000	43,732,247		1/31/11	5,519,821	—
Euro	UBSW	Sell	5,540,000	7,757,662		1/31/11	973,594	—
Chinese Yuan	DBAB	Buy	102,053,000	15,368,270		2/01/11	—	(210,008)
Philippine Peso	DBAB	Buy	155,800,000	3,253,968		2/03/11	26,542	—
Philippine Peso	HSBC	Buy	55,600,000	1,161,722		2/03/11	8,987	—
Indian Rupee	JPHQ	Buy	21,500,000	455,412		2/04/11	—	(1,928)
New Zealand Dollar	DBAB	Sell	12,744,985	8,740,511		2/04/11	158,295	—
Philippine Peso	HSBC	Buy	43,900,000	923,278		2/04/11	993	—
Philippine Peso	BOFA	Buy	43,900,000	924,211		2/04/11	60	—
Philippine Peso	JPHQ	Buy	60,500,000	1,279,070		2/07/11	—	(5,649)
Philippine Peso	BOFA	Buy	55,000,000	1,161,563		2/07/11	—	(3,908)
Australian Dollar	UBSW	Buy	10,557,970	8,795,000		2/08/11	—	(144,713)
Australian Dollar	MSCO	Buy	10,560,886	8,795,000		2/08/11	—	(142,324)
Euro	UBSW	Sell	4,929,000	6,766,778		2/08/11	730,684	—
Euro	JPHQ	Sell	300,000	410,190		2/08/11	42,808	—
Euro	HSBC	Sell	1,200,000	1,641,060		2/08/11	171,530	—
Euro	CITI	Sell	6,572,000	9,019,051		2/08/11	970,927	—
Norwegian Krone	UBSW	Buy	72,121,400	8,654,603	EUR	2/08/11	370,015	—
Australian Dollar	DBAB	Buy	3,351,000	248,523,564	JPY	2/09/11	—	(78,602)
Australian Dollar	CITI	Buy	3,351,000	248,017,563	JPY	2/09/11	—	(72,852)
Australian Dollar	BZWS	Buy	3,351,000	247,404,330	JPY	2/09/11	—	(65,885)
Euro	BZWS	Sell	800,000	1,091,740		2/09/11	112,049	—
Euro	HSBC	Sell	600,000	820,560		2/09/11	85,792	—
Norwegian Krone	UBSW	Buy	100,802,700	12,116,437	EUR	2/09/11	491,880	—
Norwegian Krone	DBAB	Buy	144,025,000	17,309,241	EUR	2/09/11	705,846	—
Polish Zloty	DBAB	Buy	17,528,000	4,206,888	EUR	2/09/11	—	(50,681)
South Korean Won	HSBC	Buy	21,363,430,000	18,100,000		2/09/11	—	(695,275)
Chilean Peso	MLCO	Buy	1,145,000,000	2,131,224		2/10/11	—	(43,046)
Chilean Peso	DBAB	Buy	1,145,000,000	2,131,224		2/10/11	—	(43,046)
Euro	BZWS	Sell	612,000	836,298		2/10/11	86,831	—
Euro	DBAB	Sell	180,000	246,114		2/10/11	25,682	—
Japanese Yen	MSCO	Sell	394,373,000	4,433,015		2/10/11	—	(48,089)
Polish Zloty	BZWS	Buy	17,528,000	4,183,493	EUR	2/10/11	—	(22,303)
South Korean Won	HSBC	Buy	5,578,000,000	419,650,917	JPY	2/10/11	—	(223,946)
Chilean Peso	BZWS	Buy	1,142,900,000	2,131,183		2/11/11	—	(46,913)
Chilean Peso	DBAB	Buy	1,058,220,000	1,975,766		2/11/11	—	(45,924)
Euro	UBSW	Sell	657,000	903,454		2/11/11	98,875	—

TGB-21

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Templeton Global Bond Securities Fund

Currency	Counterparty	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Chilean Peso	DBAB	Buy	1,130,600,000	2,131,197		2/14/11	$—	$(69,590)
Malaysian Ringgit	DBAB	Buy	97,443,480	28,224,035		2/14/11	1,590,847	—
New Zealand Dollar	HSBC	Sell	2,945,715	1,982,172		2/14/11	439	—
Polish Zloty	DBAB	Buy	17,528,000	4,220,462	EUR	2/14/11	—	(68,666)
South Korean Won	HSBC	Buy	16,244,000,000	13,918,259		2/14/11	—	(684,319)
South Korean Won	JPHQ	Buy	1,913,000,000	144,924,242	JPY	2/14/11	—	(88,347)
South Korean Won	DBAB	Buy	1,658,000,000	125,968,697	JPY	2/14/11	—	(80,692)
Chilean Peso	MSCO	Buy	2,254,600,000	4,262,407		2/16/11	—	(151,536)
Euro	UBSW	Sell	1,971,000	2,680,363		2/16/11	266,567	—
Euro	JPHQ	Sell	1,971,000	2,681,743		2/16/11	267,947	—
South Korean Won	JPHQ	Buy	1,116,000,000	85,432,136	JPY	2/16/11	—	(61,659)
Malaysian Ringgit	HSBC	Buy	4,899,000	1,424,045		2/17/11	74,724	—
Chilean Peso	JPHQ	Buy	1,055,800,000	2,014,886		2/18/11	—	(89,962)
Chilean Peso	DBAB	Buy	526,900,000	1,007,457		2/18/11	—	(46,819)
Euro	DBAB	Sell	2,038,000	2,800,090		2/18/11	304,218	—
Euro	UBSW	Sell	2,038,000	2,799,825		2/18/11	303,953	—
Chilean Peso	MSCO	Buy	5,517,900,000	10,517,860		2/22/11	—	(459,192)
Chilean Peso	DBAB	Buy	2,364,060,000	4,512,520		2/22/11	—	(203,038)
Chilean Peso	JPHQ	Buy	1,792,000,000	3,425,404		2/22/11	—	(158,739)
Japanese Yen	JPHQ	Sell	385,700,000	4,286,508		2/22/11	—	(97,217)
Japanese Yen	HSBC	Sell	385,460,000	4,287,033		2/22/11	—	(93,964)
Chilean Peso	MLCO	Buy	1,062,800,000	2,014,978		2/23/11	—	(77,655)
Chilean Peso	MSCO	Buy	1,055,200,000	2,014,894		2/24/11	—	(91,497)
Chilean Peso	MSCO	Buy	2,254,540,000	4,311,938		2/25/11	—	(202,563)
Chilean Peso	CITI	Buy	2,285,090,000	4,356,702		2/25/11	—	(191,643)
Chilean Peso	DBAB	Buy	1,580,100,000	3,022,380		2/25/11	—	(142,314)
Chilean Peso	DBAB	Buy	1,304,870,000	2,495,448		2/28/11	—	(117,315)
Chilean Peso	JPHQ	Buy	593,800,000	1,128,897		2/28/11	—	(46,693)
Chilean Peso	DBAB	Buy	2,119,640,000	4,052,849		3/01/11	—	(189,937)
Chilean Peso	MSCO	Buy	1,559,200,000	2,972,736		3/01/11	—	(131,191)
Chilean Peso	MLCO	Buy	576,500,000	1,099,561		3/01/11	—	(48,926)
Japanese Yen	JPHQ	Sell	401,100,000	4,489,188		3/01/11	—	(70,277)
Japanese Yen	HSBC	Sell	400,800,000	4,488,393		3/01/11	—	(67,662)
Japanese Yen	UBSW	Sell	447,200,000	5,027,091		3/01/11	—	(56,411)
Chilean Peso	DBAB	Buy	388,300,000	743,158		3/02/11	—	(35,532)
Chilean Peso	DBAB	Buy	1,328,230,000	2,539,637		3/04/11	—	(119,292)
Euro	UBSW	Sell	6,915,000	9,471,890		3/07/11	1,002,626	—
Euro	BOFA	Sell	5,225,000	7,149,159		3/07/11	749,750	—
Euro	HSBC	Sell	1,844,000	2,523,311		3/08/11	264,830	—
Chilean Peso	DBAB	Buy	2,604,680,000	5,160,337		3/10/11	—	(415,069)
Chilean Peso	DBAB	Buy	2,600,220,000	5,038,698		3/15/11	—	(302,442)
Chilean Peso	MSCO	Buy	662,100,000	1,278,803		3/15/11	—	(72,799)
Japanese Yen	CITI	Sell	407,702,000	4,526,593		3/18/11	—	(109,672)
Japanese Yen	UBSW	Sell	330,530,000	3,675,373		3/18/11	—	(83,315)
Japanese Yen	MSCO	Sell	244,700,000	2,715,811		3/18/11	—	(66,844)
Chilean Peso	JPHQ	Buy	1,065,000,000	2,063,554		3/21/11	—	(124,110)
Japanese Yen	BOFA	Sell	242,774,840	2,697,948		3/22/11	—	(63,060)
New Israeli Shekel	MSCO	Buy	5,783,303	1,540,202		3/29/11	—	(54,461)
Chilean Peso	DBAB	Buy	1,252,750,000	2,382,560		3/31/11	—	(102,294)
New Israeli Shekel	MSCO	Buy	3,512,807	936,948		3/31/11	—	(34,511)
Chilean Peso	DBAB	Buy	1,330,940,000	2,535,124		4/04/11	—	(113,144)
Euro	HSBC	Sell	8,692,000	11,746,630		4/07/11	1,099,049	—
Euro	DBAB	Sell	7,243,000	9,787,683		4/07/11	915,108	—

TGB-22

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Templeton Global Bond Securities Fund

Currency	Counterparty	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	UBSW	Sell	4,346,000	5,871,011		4/07/11	$547,221	$—
Indian Rupee	DBAB	Buy	159,915,000	3,523,521		4/11/11	—	(165,549)
Indian Rupee	DBAB	Buy	342,913,000	7,554,814		4/12/11	—	(354,642)
Euro	UBSW	Sell	3,907,000	5,263,120		4/13/11	476,883	—
Indian Rupee	JPHQ	Buy	230,330,000	5,089,041		4/13/11	—	(253,105)
Euro	HSBC	Sell	6,919,000	9,445,404		4/14/11	969,278	—
Indian Rupee	JPHQ	Buy	226,092,000	4,995,404		4/15/11	—	(249,079)
Indian Rupee	JPHQ	Buy	112,941,000	2,484,951		4/19/11	—	(114,622)
Indian Rupee	DBAB	Buy	79,271,000	1,746,057		4/19/11	—	(82,372)
Malaysian Ringgit	JPHQ	Buy	4,069,213	1,247,077		4/19/11	—	(5,210)
Japanese Yen	UBSW	Sell	261,900,000	2,855,990		4/20/11	—	(124,766)
Japanese Yen	CITI	Sell	261,800,000	2,856,410		4/20/11	—	(123,208)
Malaysian Ringgit	JPHQ	Buy	11,659,000	3,590,146		4/22/11	—	(32,397)
Chilean Peso	MSCO	Buy	5,015,940,000	9,549,442		4/25/11	—	(433,676)
Indian Rupee	DBAB	Buy	160,601,000	3,546,059		4/26/11	—	(177,043)
Chilean Peso	JPHQ	Buy	1,501,938,000	2,859,473		4/27/11	—	(130,253)
Indian Rupee	JPHQ	Buy	22,911,000	505,538		4/27/11	—	(24,954)
Chilean Peso	CITI	Buy	2,420,966,000	4,637,866		4/28/11	—	(238,927)
Indian Rupee	JPHQ	Buy	113,671,000	2,508,186		4/28/11	—	(123,963)
Indian Rupee	DBAB	Buy	71,377,981	1,575,325		4/28/11	—	(78,189)
Indian Rupee	JPHQ	Buy	113,782,000	2,511,744		4/29/11	—	(125,351)
Peruvian Nuevo Sol	DBAB	Buy	32,777,510	11,430,692		4/29/11	21,653	—
Swedish Krona	BZWS	Buy	122,773,200	12,757,645	EUR	4/29/11	100,461	—
Peruvian Nuevo Sol	DBAB	Buy	7,298,991	2,544,089		5/06/11	5,193	—
Chilean Peso	DBAB	Buy	1,150,200,000	2,166,102		5/10/11	—	(77,736)
Japanese Yen	CITI	Sell	733,721,000	8,237,235		5/10/11	—	(117,917)
Japanese Yen	UBSW	Sell	733,361,000	8,237,235		5/10/11	—	(113,817)
Japanese Yen	DBAB	Sell	490,555,000	5,491,492		5/10/11	—	(94,638)
Chilean Peso	DBAB	Buy	420,740,000	778,788		5/19/11	—	(15,299)
Indian Rupee	DBAB	Buy	217,594,000	4,578,998		6/01/11	—	(25,298)
Indian Rupee	HSBC	Buy	38,372,000	804,276		6/03/11	—	(1,352)
Indian Rupee	HSBC	Buy	213,076,000	4,419,747		6/03/11	38,812	—
Indian Rupee	DBAB	Buy	160,277,000	3,315,619		6/07/11	37,246	—
Polish Zloty	DBAB	Buy	30,704,000	7,358,658	EUR	6/07/11	—	(131,498)
Polish Zloty	CITI	Buy	5,990,000	1,436,451	EUR	6/07/11	—	(26,709)
Indian Rupee	HSBC	Buy	42,784,000	898,257		6/08/11	—	(3,310)
Indian Rupee	DBAB	Buy	43,392,000	902,684		6/10/11	4,862	—
Indian Rupee	HSBC	Buy	108,000,000	2,247,098		6/13/11	11,275	—
Indian Rupee	DBAB	Buy	108,614,000	2,278,456		6/16/11	—	(7,693)
Indian Rupee	DBAB	Buy	98,937,000	2,078,072		6/20/11	—	(10,171)
Indian Rupee	JPHQ	Buy	79,054,000	1,658,012		6/22/11	—	(5,908)
Indian Rupee	DBAB	Buy	119,627,000	2,535,007		6/24/11	—	(35,323)
Indian Rupee	HSBC	Buy	80,337,000	1,690,949		6/27/11	—	(12,586)
Malaysian Ringgit	JPHQ	Buy	14,772,000	4,510,397		6/29/11	—	(14,635)
Swedish Krona	UBSW	Buy	103,791,000	10,806,797	EUR	6/29/11	42,757	—

Unrealized appreciation (depreciation)							67,332,889	(31,023,454)

Net unrealized appreciation (depreciation)							$36,309,435

*In U.S. dollars unless otherwise indicated.

See Abbreviations on page TGB-36.

The accompanying notes are an integral part of these financial statements.

TGB-23

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2010 (unaudited)

Templeton Global Bond Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$1,499,060,365
Cost - Repurchase agreements	48,387,943

Total cost of investments	$1,547,448,308

Value - Unaffiliated issuers	$1,571,833,800
Value - Repurchase agreements	48,387,943

Total value of investments	1,620,221,743
Foreign currency, at value (cost $9,361,705)	9,353,721
Receivables:
Capital shares sold	1,056,359
Interest	23,006,843
Variation margin	1,284
Unrealized appreciation on forward exchange contracts	67,332,889
Other assets	1,062

Total assets	1,720,973,901

Liabilities:
Payables:
Investment securities purchased	6,908,228
Capital shares redeemed	647,860
Affiliates	1,292,372
Unrealized depreciation on forward exchange contracts	31,023,454
Accrued expenses and other liabilities	424,191

Total liabilities	40,296,105

Net assets, at value	$1,680,677,796

Net assets consist of:
Paid-in capital	$1,516,905,754
Undistributed net investment income	45,372,288
Net unrealized appreciation (depreciation)	108,734,291
Accumulated net realized gain (loss)	9,665,463

Net assets, at value	$1,680,677,796

The accompanying notes are an integral part of these financial statements.

TGB-24

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued)

June 30, 2010 (unaudited)

Templeton Global Bond Securities Fund
Class 1:
Net assets, at value	$234,362,448

Shares outstanding	12,901,002

Net asset value and maximum offering price per share	$18.17

Class 2:
Net assets, at value	$1,170,421,009

Shares outstanding	65,839,867

Net asset value and maximum offering price per share	$17.78

Class 3:
Net assets, at value	$146,530,421

Shares outstanding	8,245,084

Net asset value and maximum offering price per share[a]	$17.77

Class 4:
Net assets, at value	$129,363,918

Shares outstanding	7,165,592

Net asset value and maximum offering price per share	$18.05

aRedemption price is equal to net asset value less redemption fees retained by the Fund.

The accompanying notes are an integral part of these financial statements.

TGB-25

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2010 (unaudited)

Templeton Global Bond Securities Fund
Investment income:
Interest (net of foreign taxes $1,189,180)	$52,919,748

Expenses:
Management fees (Note 3a)	4,134,915
Distribution fees: (Note 3c)
Class 2	1,609,334
Class 3	185,695
Class 4	214,549
Unaffiliated transfer agent fees	1,557
Custodian fees (Note 4)	421,351
Reports to shareholders	176,289
Professional fees	35,290
Trustees’ fees and expenses	6,654
Other	32,483

Total expenses	6,818,117
Expense reductions (Note 4)	(5,001)

Net expenses	6.813,116

Net investment income	46,106,632

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	10,926,422
Foreign currency transactions	396,634
Futures contracts	(3,599)
Swap contracts	1,034,692

Net realized gain (loss)	12,354,149

Net change in unrealized appreciation (depreciation) on:
Investments	(22,822,132)
Translation of other assets and liabilities denominated in foreign currencies	40,441,576

Net change in unrealized appreciation (depreciation)	17,619,444

Net realized and unrealized gain (loss)	29,973,593

Net increase (decrease) in net assets resulting from operations	$76,080,225

The accompanying notes are an integral part of these financial statements.

TGB-26

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Templeton Global Bond Securities Fund
	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31, 2009

Increase (decrease) in net assets:
Operations:
Net investment income	$46,106,632	$76,847,189
Net realized gain (loss) from investments, foreign currency transactions, futures contracts and swap contracts	12,354,149	63,328,021
Net change in unrealized appreciation (depreciation) on investments and translation of other assets and liabilities denominated in foreign currencies	17,619,444	99,438,346

Net increase (decrease) in net assets resulting from operations	76,080,225	239,613,556

Distributions to shareholders from:
Net investment income and net foreign currency gains:
Class 1	(3,860,884)	(23,763,176)
Class 2	(17,334,382)	(139,472,843)
Class 3	(2,167,994)	(18,449,432)
Class 4	(1,885,595)	(10,152,433)
Net realized gains:
Class 1	(610,541)	—
Class 2	(3,135,836)	—
Class 3	(394,847)	—
Class 4	(338,834)	—

Total distributions to shareholders	(29,728,913)	(191,837,884)

Capital share transactions: (Note 2)
Class 1	34,285,818	(33,006,590)
Class 2	(128,115,824)	435,496,396
Class 3	(435,996)	11,495,009
Class 4	17,967,018	63,139,007

Total capital share transactions	(76,298,984)	477,123,822

Redemption fees	6,378	26,899

Net increase (decrease) in net assets	(29,941,294)	524,926,393
Net assets:
Beginning of period	1,710,619,090	1,185,692,697

End of period	$1,680,677,796	$1,710,619,090

Undistributed net investment income included in net assets:
End of period	$45,372,288	$24,514,511

The accompanying notes are an integral part of these financial statements.

TGB-27

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Templeton Global Bond Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-one separate funds. The Templeton Global Bond Securities Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund offers four classes of shares: Class 1, Class 2, Class 3, and Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Certain derivative financial instruments trade in the over-the-counter market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may

TGB-28

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

a. Financial Instrument Valuation (continued)

call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Joint Repurchase Agreement

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the fund to the seller, collateralized by securities which are delivered to the fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The joint repurchase agreement held by the Fund at period end had been entered into on June 30, 2010.

d. Derivative Financial Instruments

The Fund may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

The Fund generally enters into futures contracts in order to manage interest rate and/or foreign exchange rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell a security for a specific price on a future date.

TGB-29

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

d. Derivative Financial Instruments (continued)

Required initial margin deposits of cash or securities are pledged or received by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the underlying security. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized.

The Fund generally enters into forward exchange contracts in order to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash received may be invested according to the Fund’s investment objectives.

The Fund generally enters into interest rate swap contracts in order to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Pursuant to the terms of the interest rate swap contract, cash or securities may be required to be deposited as collateral. Unrestricted cash received may be invested according to the Fund’s investment objectives.

See Note 9 regarding other derivative information.

e. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains. As a result, no provision for federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. As of June 30, 2010, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination by such taxing authorities, which in the case of the U.S. is three years after the filing of a fund’s tax return.

Foreign securities held by the Fund may be subject to foreign taxation on interest income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

TGB-30

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

f. Security Transactions, Investment Income, Expenses and Distributions (continued)

Inflation-indexed bonds provide an inflation hedge through periodic increases or decreases in the security’s interest accruals and principal redemption value, by amounts corresponding to the current rate of inflation. Any such adjustments, including adjustments to principal redemption value, are recorded as interest income.

g. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Redemption Fees

Redemptions and exchanges of interests in an insurance company subaccount that invests in Class 3 shares of the Fund will be subject to a 1.0% short term trading fee if the interest in the subaccount has been held for less than 60 days. Such fees are retained by the Fund and accounted for as an addition to paid-in capital, allocated to each class of shares based upon the relative proportion of net assets of each class.

i. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2010, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2010		Year Ended December 31, 2009
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	2,590,208	$47,742,542	2,951,874	$50,898,302
Shares issued in reinvestment of distributions	243,806	4,471,394	1,490,789	23,763,176
Shares redeemed	(972,996)	(17,928,118)	(6,068,722)	(107,668,068)

Net increase (decrease)	1,861,018	$34,285,818	(1,626,059)	$(33,006,590)

Class 2 Shares:
Shares sold	8,454,591	$153,153,223	24,341,548	$411,300,147
Shares issued in reinvestment of distributions	1,140,402	20,470,218	8,934,839	139,472,843
Shares redeemed	(16,600,376)	(301,739,265)	(6,858,618)	(115,276,594)

Net increase (decrease)	(7,005,383)	$(128,115,824)	26,417,769	$435,496,396

TGB-31

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Securities Fund

2. SHARES OF BENEFICIAL INTEREST (continued)

	Six Months Ended June 30, 2010		Year Ended December 31, 2009
Class 3 Shares:	Shares	Amount	Shares	Amount
Shares sold	662,097	$11,893,051	1,901,513	$32,238,548
Shares issued in reinvestment of distributions	142,856	2,562,841	1,182,656	18,449,432
Shares redeemed	(827,200)	(14,891,888)	(2,318,382)	(39,192,971)

Net increase (decrease)	(22,247)	$(435,996)	765,787	$11,495,009

Class 4 Shares:
Shares sold	1,164,549	$21,323,564	3,243,291	$56,014,173
Shares issued on reinvestment of distributions	122,020	2,224,429	639,725	10,152,433
Shares redeemed	(305,099)	(5,580,975)	(178,649)	(3,027,599)

Net increase (decrease)	981,470	$17,967,018	3,704,367	$63,139,007

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	In excess of $15 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for Class 2, Class 3, and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.25%, 0.35%, and 0.35% per year of its average daily net assets of Class 2, Class 3, and Class 4, respectively. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 3.

TGB-32

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2010, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At June 30, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$1,560,281,361

Unrealized appreciation	$118,740,323
Unrealized depreciation	(58,799,941)

Net unrealized appreciation (depreciation)	$59,940,382

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, bond discounts and premiums, swaps, tax straddles and inflation related adjustments on foreign securities.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, financial futures transactions, bond discounts and premiums, swaps, tax straddles and inflation related adjustments on foreign securities.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2010, aggregated $62,875,956 and $146,408,673, respectively.

7. CREDIT RISK

At June 30, 2010, the Fund had 20.18% of its portfolio invested in high yield or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

8. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

TGB-33

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Securities Fund

9. OTHER DERIVATIVE INFORMATION

At June 30, 2010, the Fund has invested in derivative contracts which are reflected on the Statement of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives
Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value Amount		Statement of Assets and Liabilities Location	Fair Value Amount
Interest rate contracts	Unrealized appreciation on swap contracts and variation margin	$—	[a]	Unrealized depreciation on swap contracts and variation margin	$2,893	[a]
Foreign exchange contracts	Unrealized appreciation on forward exchange contracts	67,332,889		Unrealized depreciation on forward exchange contracts	31,023,454

aIncludes cumulative appreciation (depreciation) of futures contracts as reported in the Statement on Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

For the period ended June 30, 2010, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Locations	Realized Gain (Loss) for the Period	Change in Unrealized Appreciation (Depreciation) for the Period	Average Amount Outstanding During the Period[a]
Interest rate contracts	Net realized gain (loss) from futures and swap contracts / Net change in unrealized appreciation (depreciation) on investments	$1,031,093	$(937,419)	1,045,289
Foreign exchange contracts	Net realized gain (loss) from foreign currency transactions / Net change in unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies	(11,177,733)	41,008,495	1,720,447,840

aRepresents the average notional amount for derivative contracts outstanding during the period. For derivative contracts denominated in foreign currencies, notional amounts are converted into U.S. dollars.

See Note 1(d) regarding derivative financial instruments.

10. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively “Borrowers”), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 21, 2011. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.10% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended June 30, 2010, the Fund did not use the Global Credit Facility.

TGB-34

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Securities Fund

11. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of June 30, 2010, in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Foreign Government and Agency Securities	$—	$1,507,305,800	$—	$1,507,305,800
Municipal Bonds	—	41,502,301	—	41,502,301
Short Term Investments	—	71,413,642	—	71,413,642

Total Investments in Securities	$—	$1,620,221,743	$—	$1,620,221,743

Forward Exchange Contracts	—	67,332,889	—	67,332,889
Liabilities:
Forward Exchange Contracts	—	31,023,454	—	31,023,454
Futures Contracts	2,893	—	—	2,893

12. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

TGB-35

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Securities Fund

ABBREVIATIONS
Counterparty	Currency	Selected Portfolio
BOFA - Bank of America N.A.	AUD - Australian Dollar	AGMC - Assured Guaranty Mumicipal Corp.
BZWS - Barclays Bank PLC	BRL - Brazilian Real	BHAC - Berkshire Hathaway Assurance Corp.
CITI - Citibank N.A.	EGP - Egyptian Pound	FRN - Floating Rate Note
DBAB - Deutsche Bank AG	EUR - Euro	GO - General Obligation
FBCO - Credit Suisse International	IDR - Indonesian Rupiah	ISD - Independent School District
HSBC - HSBC Bank USA	ILS - New Israeli Shekel	MTA - Metropolitan Transit Authority
JPHQ - JPMorgan Chase Bank USA, N.A.	JPY - Japanese Yen	NATL - National Public Financial Guarantee Corp.
MLCO - Merrill Lynch Capital Services, Inc.	KRW - South Korean Won	USD - Unified/Union School District
MSCO - Morgan Stanley	LKR - Sri Lankan Rupee
UBSW - UBS AG	MXN - Mexican Peso
MYR - Malasian Ringgit
NOK - Norwegian Krone
NZD - New Zealand Dollar
PEN - Peruvian Nuevo Sol
PLN - Polish Zloty
SEK - Swedish Krona

TGB-36

Franklin Templeton Variable Insurance Products Trust

Tax Designation (unaudited)

Templeton Global Bond Securities Fund

At December 31, 2009, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. As shown in the table below, the Fund designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This designation will allow shareholders of record on June 14, 2010, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis of foreign tax paid and foreign source income as designated by the Fund, to Class 1, Class 2, Class 3, and Class 4 shareholders of record.

Class	Foreign Tax Paid Per Share	Foreign Source Income Per Share
Class 1	$0.0221	$0.9064
Class 2	$0.0221	$0.8700
Class 3	$0.0221	$0.8683
Class 4	$0.0221	$0.8717

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends paid to you that is attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends.

TGB-37

TEMPLETON GROWTH SECURITIES FUND

This semiannual report for Templeton Growth Securities Fund covers the period ended June 30, 2010.

Performance Summary as of 6/30/10

Templeton Growth Securities Fund – Class 2 had a -11.72% total return for the six-month period ended 6/30/10.

Performance reflects the Fund’s Class 2 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Templeton Growth Securities Fund – Class 2

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

Fund Goal and Main Investments: Templeton Growth Securities Fund seeks long-term capital growth. The Fund normally invests primarily in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund underperformed the -9.56% total return of the Morgan Stanley Capital International (MSCI) World Index for the period under review.1

Economic and Market Overview

During the six months under review, economic indicators remained mixed. The International Monetary Fund raised its global economic growth estimates and global manufacturing continued to expand for most of the period; however, labor market weakness persisted and U.S. property markets experienced a further sharp decline after a stimulus tax credit for first-time homebuyers expired. Corporate fundamentals remained strong, and the majority of earnings announcements around the world beat expectations despite growing concerns about margin preservation and the sustainability of earnings momentum. Yet stock markets largely ignored such encouraging fundamentals and reacted instead to economic news, leading to across-the-board equity sector declines. As a result of ongoing economic uncertainty, developed world policymakers maintained interest rates at very low levels. However, policymakers in a number of emerging markets began to incrementally withdraw stimulus measures by phasing out incentive programs and cautiously allowing interest rates and foreign exchange rates to rise.

Global equities entered 2010 with positive momentum as corporate earnings and economic indicators continued to recover from the worst recessionary conditions in a half century. However, significant downward volatility returned in the latter part of the semiannual period as growing concerns about the state of sovereign finances accompanied by several sovereign credit downgrades in Europe, along with renewed worries about the sustainability of the fragile economic recovery, triggered a broad-based sell-off. Investors’ resurgent risk aversion caused more economically sensitive and cyclical sectors that had led returns since the March 2009 market bottom to markedly lag behind the more

1. Source: © 2010 Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

Fund Risks: The Fund’s investments in stocks may offer the potential for long-term gains but can be subject to short-term price fluctuations. Foreign investing, especially in emerging markets, involves additional risks, including currency fluctuations, economic instability, market volatility, and political and social instability. The Fund may have significant investments in one or more countries or in particular sectors from time to time and may be at greater risk of adverse developments in a country or sector than a fund that invests more broadly. Because the Fund may invest in bonds and other debt obligations, its share price and yield may be affected by interest rate movements. The Fund’s prospectus also includes a description of the main investment risks.

defensive or counter-cyclical sectors that had been relatively out of favor. European policymakers responded to credit market fears by pledging 750 billion euros in liquidity to help stabilize markets and forestall government debt defaults. However, the intervention did little to quell investor anxiety. Virtually all equity sectors and regions ended the reporting period with losses, the euro fell to its lowest level since 2006, and a renewed flight to safety further compressed already meager U.S. Treasury yields.

Investment Strategy

Our investment philosophy is bottom up, value oriented and long term. In choosing investments, we will focus on the market price of a company’s securities relative to our evaluation of the company’s potential long-term earnings, asset value and cash flow. Among factors we may consider are a company’s historical value measures, including price/earnings ratio, profit margins and liquidation value. We do in-depth research to construct a bargain list from which we buy.

Manager’s Discussion

During the reporting period, key detractors from performance relative to the MSCI World Index included U.K. integrated oil and gas company BP, U.S. computer software and hardware developer Microsoft and Italian banking group Intesa Sanpaolo. In contrast, the Fund’s major contributors to relative performance included Swedish telecommunications equipment and services developer Telefonaktiebolaget LM Ericsson, South Korean car maker Hyundai Motor2 and U.S. telecommunications, cable television and Internet services provider Comcast.

Most sectors weighed on the Fund’s performance relative to the index. For example, our stock selection in energy hampered results mainly due to our exposure to oil, gas and consumable fuels companies such as BP, Total (France) and ENI (Italy).3 The Fund’s stock selection in the financials sector’s commercial banks industry and in the pharmaceuticals industry of the health care sector also detracted from performance.4 Our underweighting and stock selection in consumer staples were also detrimental to results.5

2. Not an index component.

3. The energy sector comprises energy equipment and services; and oil, gas and consumable fuels in the SOI.

4. The financials sector comprises capital markets, commercial banks, consumer finance, insurance, and real estate management and development in the SOI. The health care sector comprises biotechnology, health care equipment and supplies, health care providers and services, life science tools and services, and pharmaceuticals in the SOI.

5. The consumer staples sector comprises food and staples retailing, and food products in the SOI.

Conversely, our overweighting in consumer discretionary boosted relative results.6 Notable contributors from this sector included U.S.-based media conglomerate Viacom and telecommunications, cable television and Internet services provider Time Warner Cable.

From a geographic perspective, an underweighted allocation and stock selection in the U.S., the only North American country we held, hindered results relative to the MSCI World Index. Overweighting in Europe also detracted from relative performance, with poor results from the U.K., France and Italy. However, the Fund’s underweighted allocation in Australia helped relative results. By country, the Fund benefited from investments in Germany, Spain, Sweden and South Korea.2

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended June 30, 2010, the U.S. dollar rose in value relative to most currencies. As a result, the Fund’s performance was negatively affected by the portfolio’s substantial investment in securities with non-U.S. currency exposure.

Thank you for your participation in Templeton Growth Securities Fund. We look forward to serving your future investment needs.

6. The consumer discretionary sector comprises auto components; automobiles; hotels, restaurants and leisure; Internet and catalog retail; media; multiline retail; and specialty retail in the SOI.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Holdings

Templeton Growth Securities Fund 6/30/10

Company Sector/Industry, Country	% of Total Net Assets
Oracle Corp.	2.7%
Software, U.S.
Accenture PLC, A	2.6%
IT Services, U.S.
Microsoft Corp.	2.5%
Software, U.S.
Amgen Inc.	2.3%
Biotechnology, U.S.
Pfizer Inc.	2.1%
Pharmaceuticals, U.S.
Vodafone Group PLC	1.9%
Wireless Telecommunication Services, U.K.
Comcast Corp., A	1.9%
Media, U.S.
Siemens AG	1.9%
Industrial Conglomerates, Germany
Sanofi-Aventis	1.9%
Pharmaceuticals, France
GlaxoSmithKline PLC	1.8%
Pharmaceuticals, U.K.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Templeton Growth Securities Fund – Class 2

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 2	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Fund-Level Expenses Incurred During Period* 1/1/10–6/30/10
Actual	$1,000	$882.80	$4.81
Hypothetical (5% return before expenses)	$1,000	$1,019.69	$5.16

*Expenses are calculated using the most recent six-month annualized expense ratio for the Fund’s Class 2 shares (1.03%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

SUPPLEMENT DATED AUGUST 1, 2010

TO THE PROSPECTUS

DATED MAY 1, 2010

TEMPLETON GROWTH SECURITIES FUND

(A series of Franklin Templeton Variable Insurance Products Trust)

The prospectus is amended as follows.

1.  The portfolio management team under “Fund Summaries – Portfolio Managers” section on page TG-S4 is revised as follows:

Portfolio Managers

CINDY L. SWEETING, CFA

President, Chairman and Director of Global Advisors and portfolio manager of the Fund since 2007.

LISA F. MEYERS, J.D., CFA

Executive Vice President of Global Advisors and portfolio manager of the Fund since August 2010.

MATTHEW NAGLE, CFA

Portfolio Manager of Global Advisers since August 2010

JAMES HARPER, CFA

Portfolio Manager of Global Advisers since August 2010

2.  The portfolio management team under “Fund Details - Management” section on page TG-D4 is revised as follows:

The Fund is managed by a team of dedicated professionals focused on investments in equity securities of companies anywhere in the world. The portfolio managers of the team are as follows:

CINDY L. SWEETING, CFA President, Chairman and Director of Global Advisors	Ms. Sweeting has been a portfolio manager of the Fund since 2007 and assumed the duties of lead portfolio manager of the Fund in August 2010. She has primary responsibility for the investments of the Fund. Ms. Sweeting has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which she may perform these functions, and the nature of these functions, may change from time to time. She joined Franklin Templeton Investments in 1997.

LISA F. MEYERS, J.D., CFA Executive Vice President of Global Advisors

Ms. Meyers has been a portfolio manager of the Fund since August 2010, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. She joined Franklin Templeton Investments in 1996.

MATTHEW NAGLE, CFA Portfolio Manager of Global Advisors

Mr. Nagle has been a portfolio manager of the Fund since August 2010, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 2003.

JAMES HARPER, CFA Portfolio Manager of Global Advisors

Mr. Harper has been a portfolio manager of the Fund since August 2010, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 2007. Prior to joining Franklin Templeton Investments in 2007, he was a partner at sell-side research brokerage, Redburn Partners LLP, where he covered the European telecoms sector. He was also a research analyst at Citigroup and Credit Suisse First Boston.

CFA® and Charted Financial Analyst® are trademarks owned by CFA Institute.

Please retain this supplement for future reference.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Templeton Growth Securities Fund

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31,
Class 1		2009	2008	2007	2006	2005

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.56	$8.34	$15.68	$16.16	$13.98	$12.98

Income from investment operations[a]:
Net investment income[b]	0.13	0.17	0.29	0.27	0.29	0.24
Net realized and unrealized gains (losses)	(1.35)	2.36	(6.50)	0.19	2.67	0.92

Total from investment operations	(1.22)	2.53	(6.21)	0.46	2.96	1.16

Less distributions from:
Net investment income	(0.16)	(0.31)	(0.26)	(0.25)	(0.23)	(0.16)
Net realized gains	—	—	(0.87)	(0.69)	(0.55)	—

Total distributions	(0.16)	(0.31)	(1.13)	(0.94)	(0.78)	(0.16)

Net asset value, end of period	$9.18	$10.56	$8.34	$15.68	$16.16	$13.98

Total return[c]	(11.62)%	31.33%	(42.13)%	2.55%	22.20%	9.06%
Ratios to average net assets[d]
Expenses before expense reduction	0.78%	0.79%	0.78%	0.77%	0.78%	0.82%
Expenses net of expense reduction	0.78%	0.79% [e]	0.78% [e]	0.76%	0.78% [e]	0.82% [e]
Net investment income	2.42%	2.00%	2.64%	1.64%	1.93%	1.81%

Supplemental data
Net assets, end of period (000’s)	$933,565	$824,575	$371,700	$406,538	$413,871	$779,347
Portfolio turnover rate	5.89%	14.95%	18.37%	20.45%	20.29% [f]	22.16%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

fExcludes the value of portfolio securities delivered as a result of a redemption in-kind.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Growth Securities Fund

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31,
Class 2		2009	2008	2007	2006	2005

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.40	$8.20	$15.44	$15.93	$13.81	$12.83

Income from investment operations[a]:
Net investment income[b]	0.11	0.16	0.29	0.22	0.24	0.20
Net realized and unrealized gains (losses)	(1.32)	2.32	(6.44)	0.20	2.63	0.93

Total from investment operations	(1.21)	2.48	(6.15)	0.42	2.87	1.13

Less distributions from:
Net investment income	(0.14)	(0.28)	(0.22)	(0.22)	(0.20)	(0.15)
Net realized gains	—	—	(0.87)	(0.69)	(0.55)	—

Total distributions	(0.14)	(0.28)	(1.09)	(0.91)	(0.75)	(0.15)

Net asset value, end of period	$9.05	$10.40	$8.20	$15.44	$15.93	$13.81

Total return[c]	(11.72)%	31.10%	(42.32)%	2.35%	21.81%	8.86%
Ratios to average net assets[d]
Expenses before expense reduction	1.03%	1.04%	1.03%	1.02%	1.03%	1.07%
Expenses net of expense reduction	1.03%	1.04% [e]	1.03% [e]	1.01%	1.03% [e]	1.07% [e]
Net investment income	2.17%	1.75%	2.39%	1.39%	1.68%	1.56%

Supplemental data
Net assets, end of period (000’s)	$1,427,519	$1,718,894	$1,513,557	$3,182,203	$2,821,818	$1,912,825
Portfolio turnover rate	5.89%	14.95%	18.37%	20.45%	20.29%[f]	22.16%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

fExcludes the value of portfolio securities delivered as a result of a redemption in-kind.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Growth Securities Fund

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31,
Class 4		2009	2008[a]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.50	$8.31	$14.08

Income from investment operations[b]:
Net investment income[c]	0.10	0.14	0.09
Net realized and unrealized gains (losses)	(1.32)	2.36	(4.73)

Total from investment operations	(1.22)	2.50	(4.64)

Less distributions from:
Net investment income	(0.14)	(0.31)	(0.26)
Net realized gains	—	—	(0.87)

Total distributions	(0.14)	(0.31)	(1.13)

Net asset value, end of period	$9.14	$10.50	$8.31

Total return[d]	(11.71)%	30.98%	(35.79)%
Ratios to average net assets[e]
Expenses	1.13%	1.14% [f]	1.13% [f]
Net investment income	2.07%	1.65%	2.29%

Supplemental data
Net assets, end of period (000’s)	$51,030	$56,218	$24,877
Portfolio turnover rate	5.89%	14.95%	18.37%

aFor the period February 29, 2008 (effective date) to December 31, 2008.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited)

Templeton Growth Securities Fund	Country	Shares	Value
Common Stocks 95.3%
Aerospace & Defense 0.5%
BAE Systems PLC	United Kingdom	2,356,662	$11,044,721
[a]BAE Systems PLC, 144A	United Kingdom	387	1,813

			11,046,534

Air Freight & Logistics 2.9%
Deutsche Post AG	Germany	1,485,022	21,869,513
FedEx Corp.	United States	162,010	11,358,521
United Parcel Service Inc., B	United States	657,270	37,392,090

			70,620,124

Airlines 0.5%
[b]British Airways PLC	United Kingdom	1,690,910	4,955,409
[b]Deutsche Lufthansa AG	Germany	425,860	5,945,967

			10,901,376

Auto Components 0.7%
Compagnie Generale des Etablissements Michelin, B	France	224,288	15,837,525

Automobiles 3.0%
Bayerische Motoren Werke AG	Germany	413,707	20,314,403
Hyundai Motor Co. Ltd.	South Korea	268,950	31,770,509
Toyota Motor Corp.	Japan	603,200	21,014,093

			73,099,005

Biotechnology 2.8%
[b]Amgen Inc.	United States	1,032,850	54,327,910
[b]Biogen Idec Inc.	United States	302,080	14,333,696

			68,661,606

Capital Markets 0.2%
[b]UBS AG	Switzerland	368,968	4,948,548

Commercial Banks 4.0%
DBS Group Holdings Ltd.	Singapore	1,244,000	12,162,173
HSBC Holdings PLC	United Kingdom	2,484,656	23,180,678
ICICI Bank Ltd., ADR	India	174,110	6,292,335
Intesa Sanpaolo SpA	Italy	5,720,440	15,288,350
KB Financial Group Inc.	South Korea	459,244	17,832,896
Mitsubishi UFJ Financial Group Inc.	Japan	1,535,570	7,034,338
UniCredit SpA	Italy	6,524,841	14,676,800

			96,467,570

Commercial Services & Supplies 0.2%
Brambles Ltd.	Australia	914,427	4,199,670

Communications Equipment 2.6%
[b]Brocade Communications Systems Inc.	United States	1,656,478	8,547,426
[b]Cisco Systems Inc.	United States	1,255,680	26,758,541
Telefonaktiebolaget LM Ericsson, B	Sweden	2,488,244	27,858,958

			63,164,925

Computers & Peripherals 0.9%
[b]Dell Inc.	United States	724,720	8,740,123
[b]Seagate Technology	United States	1,017,688	13,270,652

			22,010,775

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Templeton Growth Securities Fund	Country	Shares	Value
Common Stocks (continued)
Construction Materials 0.7%
CRH PLC	Ireland	860,685	$18,044,082

Consumer Finance 0.8%
American Express Co.	United States	481,900	19,131,430

Diversified Financial Services 1.4%
Bank of America Corp.	United States	380,800	5,472,096
[b]ING Groep NV	Netherlands	2,860,660	21,609,925
JPMorgan Chase & Co.	United States	158,550	5,804,516

			32,886,537

Diversified Telecommunication Services 4.9%
AT&T Inc.	United States	259,080	6,267,145
France Telecom SA	France	1,675,680	29,278,651
KT Corp., ADR	South Korea	862,201	16,528,393
Singapore Telecommunications Ltd.	Singapore	15,434,000	33,531,792
Telefonica SA	Spain	1,233,540	23,016,812
Telekom Austria AG	Austria	526,010	5,877,360
Telenor ASA	Norway	210,567	2,674,560

			117,174,713

Electronic Equipment, Instruments & Components 2.0%
[b]Flextronics International Ltd.	Singapore	1,843,660	10,324,496
FUJIFILM Holdings Corp.	Japan	428,310	12,537,793
Tyco Electronics Ltd.	United States	955,238	24,243,941

			47,106,230

Energy Equipment & Services 1.7%
Baker Hughes Inc.	United States	294,360	12,236,545
Halliburton Co.	United States	871,820	21,403,181
SBM Offshore NV	Netherlands	567,850	8,199,349

			41,839,075

Food & Staples Retailing 1.2%
CVS Caremark Corp.	United States	488,330	14,317,836
Tesco PLC	United Kingdom	2,517,390	14,303,555

			28,621,391

Food Products 1.4%
Nestle SA	Switzerland	480,840	23,280,479
Unilever NV	Netherlands	382,832	10,554,602

			33,835,081

Health Care Equipment & Supplies 1.6%
Covidien PLC	United States	594,418	23,883,715
Medtronic Inc.	United States	405,290	14,699,868
Olympus Corp.	Japan	800	19,184

			38,602,767

Health Care Providers & Services 0.5%
Quest Diagnostics Inc.	United States	265,060	13,192,036

Hotels, Restaurants & Leisure 1.2%
[b]Accor SA	France	236,157	11,048,721
Compass Group PLC	United Kingdom	2,457,422	18,821,533

			29,870,254

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Templeton Growth Securities Fund	Country	Shares	Value
Common Stocks (continued)
Industrial Conglomerates 4.7%
General Electric Co.	United States	1,370,370	$19,760,735
Koninklijke Philips Electronics NV	Netherlands	678,444	20,513,615
Siemens AG	Germany	504,024	45,731,745
Tyco International Ltd.	United States	775,748	27,329,602

			113,335,697

Insurance 5.0%
ACE Ltd.	United States	260,030	13,386,344
Aviva PLC	United Kingdom	5,006,141	23,506,645
AXA SA	France	556,116	8,669,318
Muenchener Rueckversicherungs-Gesellschaft AG	Germany	132,810	16,780,729
Progressive Corp.	United States	1,285,020	24,055,574
RenaissanceRe Holdings Ltd.	United States	232,530	13,084,463
Standard Life PLC	United Kingdom	520,410	1,357,911
Swiss Reinsurance Co.	Switzerland	300,730	12,471,028
Torchmark Corp.	United States	152,927	7,571,416

			120,883,428

Internet & Catalog Retail 0.4%
Expedia Inc.	United States	519,760	9,761,093

Internet Software & Services 0.0%[c]
[b]AOL Inc.	United States	46,079	957,982

IT Services 3.1%
Accenture PLC, A	United States	1,592,147	61,536,481
[b]SAIC Inc.	United States	730,690	12,231,751

			73,768,232

Life Sciences Tools & Services 0.5%
Lonza Group AG	Switzerland	179,380	12,020,781

Machinery 0.1%
[b]Navistar International Corp.	United States	70,700	3,478,440

Media 9.1%
Comcast Corp., A	United States	2,842,322	46,699,350
News Corp., A	United States	2,978,832	35,626,831
Pearson PLC	United Kingdom	1,647,248	21,872,469
Reed Elsevier NV	Netherlands	14,995	167,290
Time Warner Cable Inc.	United States	330,550	17,215,044
Time Warner Inc.	United States	606,340	17,529,289
Viacom Inc., B	United States	965,378	30,283,908
Vivendi SA	France	1,595,455	32,814,150
The Walt Disney Co.	United States	517,160	16,290,540

			218,498,871

Metals & Mining 0.4%
Alcoa Inc.	United States	969,430	9,752,466

Multiline Retail 0.5%
Target Corp.	United States	250,420	12,313,151

Office Electronics 0.7%
Konica Minolta Holdings Ltd.	Japan	1,733,800	16,924,210

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Templeton Growth Securities Fund	Country	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels 6.2%
BG Group PLC	United Kingdom	615,140	$9,257,310
BP PLC	United Kingdom	5,524,775	26,334,107
Chevron Corp.	United States	194,230	13,180,448
Eni SpA	Italy	1,041,807	19,356,408
Gazprom, ADR	Russia	475,980	8,953,184
Royal Dutch Shell PLC, B	United Kingdom	1,265,642	30,849,365
Statoil ASA	Norway	511,060	9,927,460
Total SA, B	France	703,120	31,790,685

			149,648,967

Paper & Forest Products 0.5%
Svenska Cellulosa AB, B	Sweden	999,463	11,837,906

Pharmaceuticals 11.0%
Bristol-Myers Squibb Co.	United States	282,710	7,050,788
GlaxoSmithKline PLC	United Kingdom	2,533,651	43,297,652
Merck & Co. Inc.	United States	944,391	33,025,353
Merck KGaA	Germany	234,690	17,246,630
Novartis AG	Switzerland	857,664	41,843,089
Pfizer Inc.	United States	3,508,463	50,030,682
Roche Holding AG	Switzerland	207,520	28,698,448
Sanofi-Aventis	France	745,487	45,163,556

			266,356,198

Professional Services 1.3%
Adecco SA	Switzerland	261,060	12,530,590
Hays PLC	United Kingdom	4,042,646	5,540,085
[b]Randstad Holding NV	Netherlands	309,590	12,282,324

			30,352,999

Real Estate Management & Development 1.1%
Cheung Kong (Holdings) Ltd.	Hong Kong	1,623,833	18,934,396
Swire Pacific Ltd., A	Hong Kong	580,046	6,629,438

			25,563,834

Semiconductors & Semiconductor Equipment 2.6%
Samsung Electronics Co. Ltd.	South Korea	56,930	36,021,925
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	13,672,625	25,671,916

			61,693,841

Software 6.4%
Microsoft Corp.	United States	2,653,019	61,045,967
Oracle Corp.	United States	3,028,060	64,982,168
SAP AG	Germany	611,910	27,430,976

			153,459,111

Specialty Retail 1.6%
The Home Depot Inc.	United States	387,190	10,868,423
Inditex SA	Spain	147,560	8,498,278
Kingfisher PLC	United Kingdom	6,391,215	20,172,454

			39,539,155

Trading Companies & Distributors 1.2%
Itochu Corp.	Japan	2,385,740	19,024,394
[b]Wolseley PLC	United Kingdom	503,954	10,084,465

			29,108,859

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2010 (unaudited) (continued)

Templeton Growth Securities Fund	Country	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services 3.2%
[b]Sprint Nextel Corp.	United States	4,179,020	$17,719,045
Turkcell Iletisim Hizmetleri AS	Turkey	465,865	2,428,373
Turkcell Iletisim Hizmetleri AS, ADR	Turkey	777,820	10,096,103
Vodafone Group PLC	United Kingdom	22,567,194	46,929,093

			77,172,614

Total Common Stocks (Cost $2,662,322,775)			2,297,689,089

Non-Registered Mutual Funds (Cost $11,910,000) 0.4%
Diversified Financial Services 0.4%
[b,d]Templeton China Opportunities Fund Ltd., Reg D	Cayman Islands	1,192,192	10,968,168

Preferred Stocks 0.7%
Metals & Mining 0.4%
Vale SA, ADR, pfd., A	Brazil	529,780	11,135,975

Oil, Gas & Consumable Fuels 0.3%
Petroleo Brasileiro SA, ADR, pfd.	Brazil	218,150	6,500,870

Total Preferred Stocks (Cost $16,986,887)			17,636,845

Total Investments before Short Term Investments (Cost $2,691,219,662)			2,326,294,102

		Principal Amount
Short Term Investments 0.9%
U.S. Government and Agency Securities 0.9%
[e]FHLB, 7/01/10		$6,600,000	6,600,000
[e]FHLMC, 10/01/10		15,000,000	14,994,630

Total U.S. Government and Agency Securities (Cost $21,590,312)			21,594,630

Total Investments (Cost $2,712,809,974) 97.3%			2,347,888,732
Other Assets, less Liabilities 2.7%			64,225,655

Net Assets 100.0%			$2,412,114,387

See Abbreviations on page TG-27.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2010, the value of this security was $1,813, representing less than 0.01% of net assets.

bNon-income producing.

cRounds to less than 0.1% of net assets.

dSee Note 1(c) regarding investment in Templeton China Opportunities Fund Ltd.

eThe security is traded on a discount basis with no stated coupon rate.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2010 (unaudited)

Templeton Growth Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$2,712,809,974

Value - Unaffiliated issuers	$2,347,888,732
Cash	65,232,815
Receivables:
Investment securities sold	1,492,857
Capital shares sold	159,013
Dividends	6,538,901
Other assets	4,526

Total assets	2,421,316,844

Liabilities:
Payables:
Investment securities purchased	4,566,813
Capital shares redeemed	2,024,459
Affiliates	2,176,136
Accrued expenses and other liabilities	435,049

Total liabilities	9,202,457

Net assets, at value	$2,412,114,387

Net assets consist of:
Paid-in capital	$3,203,703,642
Undistributed net investment income	28,845,355
Net unrealized appreciation (depreciation)	(364,893,713)
Accumulated net realized gain (loss)	(455,540,897)

Net assets, at value	$2,412,114,387

Class 1:
Net assets, at value	$933,565,442

Shares outstanding	101,668,697

Net asset value and maximum offering price per share	$9.18

Class 2:
Net assets, at value	$1,427,519,365

Shares outstanding	157,706,421

Net asset value and maximum offering price per share	$9.05

Class 4:
Net assets, at value	$51,029,580

Shares outstanding	5,585,824

Net asset value and maximum offering price per share	$9.14

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the period ended June 30, 2010 (unaudited)

Templeton Growth Securities Fund
Investment income:
Dividends (net of foreign taxes of $3,489,428)	$41,070,370
Interest	62,595

Total investment income	41,132,965

Expenses:
Management fees (Note 3a)	9,563,208
Distribution fees: (Note 3c)
Class 2	2,006,485
Class 4	96,576
Unaffiliated transfer agent fees	937
Custodian fees (Note 4)	180,294
Reports to shareholders	144,856
Registration and filing fees	2,066
Professional fees	33,985
Trustees’ fees and expenses	10,124
Other	49,250

Total expenses	12,087,781

Net investment income	29,045,184

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(35,939,387)
Foreign currency transactions	(334,317)

Net realized gain (loss)	(36,273,704)

Net change in unrealized appreciation (depreciation) on:
Investments	(314,976,940)
Translation of other assets and liabilities denominated in foreign currencies	(7,792)

Net change in unrealized appreciation (depreciation)	(314,984,732)

Net realized and unrealized gain (loss)	(351,258,436)

Net increase (decrease) in net assets resulting from operations	$(322,213,252)

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Templeton Growth Securities Fund
	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31, 2009

Increase (decrease) in net assets:
Operations:
Net investment income	$29,045,184	$37,769,219
Net realized gain (loss) from investments and foreign currency transactions	(36,273,704)	(252,848,898)
Net change in unrealized appreciation (depreciation) on investments and translation of other assets and liabilities denominated in foreign currencies	(314,984,732)	807,780,555

Net increase (decrease) in net assets resulting from operations	(322,213,252)	592,700,876

Distributions to shareholders from:
Net investment income:
Class 1	(15,588,191)	(17,057,443)
Class 2	(21,721,887)	(48,545,883)
Class 4	(762,562)	(1,318,174)

Total distributions to shareholders	(38,072,640)	(66,921,500)

Capital share transactions: (Note 2)
Class 1	246,465,057	307,891,288
Class 2	(76,147,539)	(164,033,071)
Class 4	2,394,589	19,916,353

Total capital share transactions	172,712,107	163,774,570

Net increase (decrease) in net assets	(187,573,785)	689,553,946
Net assets:
Beginning of period	2,599,688,172	1,910,134,226

End of period	$2,412,114,387	$2,599,688,172

Undistributed net investment income included in net assets:
End of period	$28,845,355	$37,872,811

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Templeton Growth Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-one separate funds. The Templeton Growth Securities Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2 and Class 4. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Growth Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

a. Financial Instrument Valuation (continued)

against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Investment in China Opportunities Fund Ltd.

The Fund invests in Templeton China Opportunities Fund, Ltd. (China Fund), a private offering of unregistered shares in a Cayman Islands Exempt Company. The China Fund investment objective is to seek capital growth primarily through investments in A-shares of Chinese companies listed on the Shanghai and Shenzhen stock exchanges. Chinese A-shares are traded in Chinese Renminbi and are only available as an investment to domestic (Chinese) investors and holders of a Qualified Foreign Institutional Investors license. The China Fund is managed by Templeton Investment Counsel, LLC (an affiliate of the investment manager). No additional management or administrative fees are incurred on assets invested in the China Fund.

Shares of the China Fund are generally redeemable at the option of the Fund. Currently, shares of the China Fund are subject to a restriction on redemption set to expire on approximately April 7, 2011. However, the Fund may incur substantial delays in redeeming its investment in the China Fund as certain restrictions may continue to exist beyond this date. The Fund may be subject to certain restrictions and administrative processes relating to its ability to repatriate cash balances, investment proceeds and earnings associated with its investment, as such activities are subject to approval by agencies of the Chinese government. The Fund investment in the China Fund is valued based upon fair value of China Fund’s portfolio securities and other assets and liabilities. See Note 8 regarding restricted securities.

d. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains. As a result, no provision for federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. As of June 30, 2010, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination by such taxing authorities, which in the case of the U.S. is three years after the filing of a fund’s tax return.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Growth Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

d. Income Taxes (continued)

Foreign securities held by the Fund may be subject to foreign taxation on dividend and interest income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Growth Securities Fund

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2010, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2010		Year Ended December 31, 2009
	Shares	Amount	Shares	Amount
Class 1 Shares:
Shares sold	29,196,346	$300,299,534	35,481,950	$324,792,496
Shares issued in reinvestment of distributions	1,592,257	15,588,191	2,018,632	17,057,443
Shares redeemed	(7,174,084)	(69,422,668)	(4,036,022)	(33,958,651)

Net increase (decrease)	23,614,519	$246,465,057	33,464,560	$307,891,288

Class 2 Shares:
Shares sold	4,540,219	$45,876,209	7,712,666	$66,170,428
Shares issued in reinvestment of distributions	2,250,975	21,721,887	5,813,228	48,424,190
Shares redeemed	(14,310,034)	(143,745,635)	(32,845,464)	(278,627,689)

Net increase (decrease)	(7,518,840)	$(76,147,539)	(19,319,570)	$(164,033,071)

Class 4 Shares:
Shares sold	462,067	$4,746,883	2,450,209	$20,937,774
Shares issued on reinvestment of distributions	78,292	762,562	156,739	1,318,174
Shares redeemed	(307,154)	(3,114,856)	(247,445)	(2,339,595)

Net increase (decrease)	233,205	$2,394,589	2,359,503	$19,916,353

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Templeton Global Advisors Limited (TGAL)	Investment manager
Templeton Asset Management Ltd. (TAML)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to TGAL based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
1.000%	Up to and including $100 million
0.900%	over $100 million, up to and including $250 million
0.800%	over $250 million, up to and including $500 million
0.750%	over $500 million, up to and including $1 billion
0.700%	over $1 billion, up to and including $5 billion
0.675%	over $5 billion, up to and including $10 billion
0.655%	over $10 billion, up to and including $15 billion
0.635%	over $15 billion, up to and including $20 billion
0.615%	In excess of $20 billion

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Growth Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

a. Management Fees (continued)

Under a subadvisory agreement, TAML, an affiliate of TGAL, provides subadvisory services to the Fund and receives from TGAL fees based on the average daily net assets of the Fund.

b. Administrative Fees

Under an agreement with TGAL, FT Services provides administrative services to the Fund. The fee is paid by TGAL based on average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets of each class. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 2.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2010, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2009, the capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:
2016	$103,613,248
2017	294,580,233

$398,193,481

For tax purposes, realized capital losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At December 31, 2009, the Fund deferred realized capital losses of $13,005,886.

At June 30, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$2,721,085,140

Unrealized appreciation	$179,672,832
Unrealized depreciation	(552,869,240)

Net unrealized appreciation (depreciation)	$(373,196,408)

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Growth Securities Fund

5. INCOME TAXES (continued)

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2010, aggregated $315,299,852 and $145,462,121, respectively.

7. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. RESTRICTED SECURITIES

The Fund may invest in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At June 30, 2010, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

Shares	Issuer	Acquisition Date	Cost	Value
1,192,192	Templeton China Opportunities Fund Ltd. (0.45% of Net Assets)	3/17/10	$11,910,000	$10,968,168

9. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively “Borrowers”), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global

Credit Facility) which matures on January 21, 2011. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.10% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended June 30, 2010, the Fund did not use the Global Credit Facility.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Growth Securities Fund

10. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of June 30, 2010, in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities
Equity Investments:
Diversified Financial Services	$—	$—	$10,968,168	$10,968,168
Other Equity Investments[a]	2,315,325,934	—	—	2,315,325,934
Short Term Investments	—	21,594,630	—	21,594,630

Total Investments in Securities	$2,315,325,934	$21,594,630	$10,968,168	$2,347,888,732

aFor detailed industry descriptions, see the accompanying Statement of Investments.

At June 30, 2010, the reconciliation of as sets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

	Balance at Beginning of Period	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Transfer In (Out of) Level 3	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End

Assets
Equity Investments – Diversified Financial Services	$—	$—	$(941,832)	$11,910,000	$—	$10,968,168	$(941,832)

11. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Growth Securities Fund

ABBREVIATIONS
Selected Portfolio
ADR - American Depository Receipt
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corp.

Franklin Templeton Variable Insurance Products Trust

Tax Designation (unaudited)

Templeton Growth Securities Fund

At December 31, 2009, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. As shown in the table below, the Fund designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This designation will allow shareholders of record on June 14, 2010, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis of foreign tax paid and foreign source income as designated by the Fund, to Class 1, Class 2 and Class 4 shareholders of record.

Class	Foreign Tax Paid Per Share	Foreign Source Income Per Share
Class 1	0.0159	0.1420
Class 2	0.0159	0.1228
Class 4	0.0159	0.1221

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends paid to you that is attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends.

INDEX DESCRIPTIONS

The indexes are unmanaged and include reinvested distributions.

Barclays Capital (BC) U.S. Aggregate Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s, Standard & Poor’s and Fitch, respectively. STANDARD & POOR’S®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. Standard & Poor’s does not sponsor, endorse, sell or promote any S&P index-based product.

Barclays Capital (BC) U.S. Government: Intermediate Index is the intermediate component of the BC U.S. Government Index, which includes public obligations of the U.S. Treasury with at least one year to final maturity and publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government.

Citigroup World Government Bond Index (WGBI) is a market capitalization-weighted index consisting of investment-grade world government bond markets.

Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.

Credit Suisse (CS) High Yield Index is designed to mirror the investable universe of the U.S. dollar-denominated high yield debt market.

Dow Jones Industrial Average (Dow) is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders.

J.P. Morgan (JPM) Emerging Markets Bond Index Global (EMBIG) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans and Eurobonds.

J.P. Morgan (JPM) Global Government Bond Index (GGBI) tracks total returns for liquid, fixed-rate, domestic government bonds with maturities greater than one year issued by developed countries globally.

Lipper Multi-Sector Income Funds Classification Average is calculated by averaging the total returns of all funds within the Lipper Multi-Sector Income Funds classification in the Lipper Open-End underlying funds universe. Lipper Multi-Sector Income Funds are defined as funds that seek current income by allocating assets among different fixed income securities sectors (not primarily in one sector except for defensive purposes), including U.S. and foreign governments, with a significant portion rated below investment grade. For the six-month period ended 6/30/10, there were 165 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Lipper VIP Equity Income Funds Classification Average is an equally weighted average calculation of performance figures for all funds within the Lipper Equity Income Funds classification in the Lipper VIP underlying funds universe. Lipper Equity Income Funds seek relatively high current income and growth of income through investing 60% or more of their portfolios in equities. For the six-month period ended 6/30/10, there were 61 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Lipper VIP General Bond Funds Classification Average is an equally weighted average calculation of performance figures for all funds within the Lipper General Bond Funds classification in the Lipper VIP underlying funds universe. Lipper General Bond Funds do not have any quality or maturity restrictions, and tend to keep a bulk of assets in corporate and government debt issues. For the six-month period ended 6/30/10, there were 71 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Lipper VIP General U.S. Government Funds Classification Average is an equally weighted average calculation of performance figures for all funds within the Lipper U.S. Government Funds classification in the Lipper VIP underlying funds universe. Lipper U.S. Government Funds invest primarily in U.S. government and agency issues. For the six-month period ended 6/30/10, there were 71 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Lipper VIP High Current Yield Funds Classification Average is an equally weighted average calculation of performance figures for all funds within the Lipper High Current Yield Funds Classification in the Lipper VIP underlying funds universe. Lipper High Current Yield Funds aim at high (relative) current yield from fixed income securities, have no quality or maturity

I-1

restrictions, and tend to invest in lower grade debt issues. For the six-month period ended 6/30/10, there were 111 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Merrill Lynch (ML) 2-Year Zero Coupon Bond Index includes zero coupon bonds that pay no interest and are issued at a discount from redemption price.

Morgan Stanley Capital International (MSCI) Emerging Markets (EM) Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global emerging markets.

Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada.

Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index Net Return (Local Currency) is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance of global developed markets excluding the U.S. and Canada. The index is calculated in local currency and includes reinvested daily net dividends.

Morgan Stanley Capital International (MSCI) World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets.

NASDAQ Composite Index is a broad-based, market capitalization-weighted index designed to measure all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market.

Russell 1000® Growth Index is market capitalization weighted and measures performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000 Index is market capitalization weighted and measures performance of the largest companies in the Russell 3000 Index, which represents the majority of the U.S. market’s total capitalization.

Russell 1000 Value Index is market capitalization weighted and measures performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2500™ Index is market capitalization weighted and measures performance of the smallest companies in the Russell 3000 Index, which represent a modest amount of the Russell 3000 Index’s total market capitalization.

Russell 2500 Value Index is market capitalization weighted and measures performance of those Russell 2500 Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Growth Index is market capitalization weighted and measures performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 3000 Index is market capitalization weighted and measures performance of the largest U.S. companies based on total market capitalization and represents the majority of the investable U.S. equity market.

Russell Midcap® Growth Index is market capitalization weighted and measures performance of those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap Index is market capitalization weighted and measures performance of the smallest companies in the Russell 1000 Index, which represent a modest amount of the Russell 1000 Index’s total market capitalization.

Standard & Poor’s 500 Index (S&P 500) is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance.

Standard & Poor’s Global REIT Index is designed to measure performance of the investable universe of publicly traded real estate investment trusts. Index constituents generally derive the majority of their revenue from real estate development, management, rental, and/or direct investment in physical property and with local REIT or property trust tax status.

Standard & Poor’s/International Finance Corporation Investable (S&P/IFCI) Composite Index is a free float-adjusted, market capitalization-weighted index designed to measure equity performance in global emerging markets.

I-2

Franklin Templeton Variable Insurance Products Trust

Shareholder Information

Board Review of Investment Management Agreement

At a meeting held April 13, 2010, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for each of the separate funds within the Trust (Fund(s)) other than Templeton Global Asset Allocation Fund, which was scheduled to be liquidated on or about April 23, 2010. In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, as well as periodic reports on shareholder services, legal, compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included reports prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis report prepared by management. The Lipper reports compared a Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management’s explanation of differences where relevant and a three-year expense analysis with an explanation for any increase in expense ratios. Additional material accompanying such report was a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and a comparative analysis concerning transfer agent fees charged each Fund.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICE.     The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Funds and their shareholders. In addition to investment performance and expenses discussed later, the Board’s opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for each Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. Favorable consideration was given to management’s continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in recent years. Among other factors taken into account by the Board were the Manager’s best execution trading policies, including a favorable report by an independent portfolio trading analytical firm. Consideration was also given to the experience of each Fund’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person’s fund management area so as to be aligned with the interests of Fund shareholders. Particular attention was given to management’s conservative approach and diligent risk management procedures, including continuous monitoring of counterparty credit risk and attention given to derivatives and other complex instruments. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Funds and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager’s parent company and its commitment to the mutual fund business as evidenced by its subsidization of money market funds. The Board

Franklin Templeton Variable Insurance Products Trust

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

also noted management’s efforts to minimize any negative impact on the nature and quality of services provided the Funds arising from Franklin Templeton Investments’ implementation of a hiring freeze and employee reductions in response to market conditions during the latter part of 2008 and early 2009.

INVESTMENT PERFORMANCE.    The Board placed significant emphasis on the investment performance of each of the Funds in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewals of all Funds other than Mutual International Securities Fund, which had commenced operations on June 15, 2009. The Board believed that such limited period of operations did not provide any meaningful investment performance, but did note that since inception through March 31, 2010, the total return of Mutual International Securities Fund exceeded 27%. The Lipper reports prepared for each of the individual Funds showed the investment performance of Class 1 shares for those having such class of shares and Class 2 shares for those Funds that did not have Class 1 shares, in comparison to a performance universe selected by Lipper. Comparative performance for each Fund was shown for the one-year period ended January 31, 2010, and previous periods ended that date of up to 10 years unless otherwise noted. Performance was shown on a total return basis for each Fund and in certain cases, as indicated, on an income return basis as well. The following summarizes the performance results for each of the Funds and the Board’s view of such performance.

Franklin Flex Cap Growth Securities Fund – The performance universe for this Fund, which has been in operation for only four full years, consisted of the Fund and all multi-cap growth funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s comparative total return for the one-year period to be in the second-lowest quintile of its performance universe, and on an annualized basis to be in the upper half of such universe for its four-year period of operation. In discussing one-year performance, management pointed out that it largely reflected the Fund’s strategy of investing in high-quality companies, which generally lagged securities of lower quality, smaller capitalized issuers, which type of securities had performed well in such period. The Board found the Fund’s performance as set forth in the Lipper report to be satisfactory, noting management’s explanation and the fact that the Fund’s actual total return for the one-year period exceeded 34%.

Franklin Global Real Estate Securities Fund – The performance universe for this Fund consisted of the Fund and all real estate funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return to be in the lowest quintile of such universe for the one-year period, and on an annualized basis to also be in the lowest quintile of such universe for the previous three-, five- and 10-year periods. The Board noted that on May 1, 2007, the Fund had changed portfolio managers and also had adopted a global investment mandate. The Board also discussed with management steps being taken to improve the Fund’s performance, including appointment of an additional portfolio manager. The Board intends to continue monitoring the Fund’s performance results, but was satisfied with management’s response and the efforts being made to improve performance.

Franklin Growth and Income Securities Fund – The performance universe for this Fund consisted of the Fund and all equity income funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income return during the one-year period to be in the highest quintile of its performance universe, and on an annualized basis in each of the previous three-, five- and 10-year periods to also be in the highest quintile of such universe. The Lipper report showed the Fund’s total return for the one-year period to be in the middle quintile of its performance universe, and on an annualized basis for each of the previous three- and 10-year periods to also be in the middle quintile of such universe, and for the previous five-year period to be in the second-lowest quintile of such performance universe. In discussing such performance, management reviewed its investment strategy with the Board and noted, among other things, that the Fund generally seeks higher income and lower volatility than the other funds within its Lipper performance universe. The Board believed the Fund’s overall performance as shown in the Lipper report to be acceptable and did not warrant any change in portfolio management.

Franklin High Income Securities Fund – The performance universe for this Fund consisted of the Fund and all high current yield funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income return for the one-year period to be in the second-lowest quintile of such universe, and on an annualized basis to also be in the second-lowest quintile for the previous three- and five-year periods, but to be in the second-highest quintile of such universe for the previous

Franklin Templeton Variable Insurance Products Trust

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

10-year period. The Lipper report showed the Fund’s total return to be in the middle quintile of its performance universe for the one-year period, and on an annualized basis to also be in the middle quintile for the previous three-year period, the second-highest quintile of such universe for the previous five-year period, and the second-lowest quintile of such universe for the previous 10-year period. In discussing the Fund’s performance with the Board, management pointed out, among other things, that the Fund’s somewhat higher quality bias going into 2008, which had resulted in outperformance during the market turmoil existing in 2008, had hindered the Fund’s performance during the most recent one-year period when the lowest quality tiers of the high yield market had provided the strongest gains. The Board believed the Fund’s performance as shown in the Lipper report was acceptable and did not warrant any change in portfolio management, noting that the Fund’s actual income and total returns for the one-year period were 7.13% and 37%, respectively.

Franklin Income Securities Fund – The performance universe for this Fund consisted of the Fund and all mixed-asset target allocation moderate funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income return to be in the highest quintile of such universe for the one-year period and to also be in the highest quintile of such universe for each of the previous three-, five- and 10-year periods on an annualized basis. The Lipper report showed the Fund’s total return to be in the highest quintile of its performance universe for the one-year period and on an annualized basis to be either in the highest or second-highest quintile of such universe for each of the previous three-, five- and 10-year periods. The Board was satisfied with the Fund’s performance as shown in the Lipper report.

Franklin Large Cap Growth Securities Fund – The performance universe for this Fund consisted of the Fund and all large-cap core funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s comparative total return to be in the middle quintile of such universe for the one-year period, and on an annualized basis to be in the highest quintile of such universe for the previous three-year period, the middle quintile of such universe for the previous five-year period, and the second-highest quintile of such universe for the previous 10-year period. The Board believed the Fund’s overall performance as set forth in the Lipper report was satisfactory.

Franklin Large Cap Value Securities Fund – The performance universe for this Fund, which has been in operation for only four full years, consisted of the Fund and all large-cap value funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return to be in the second-highest quintile of such universe for the one-year period and to also be in the second-highest quintile of such universe on an annualized basis for its four-year period of operation. The Board was satisfied with the Fund’s performance as set forth in the Lipper report.

Franklin Rising Dividends Securities Fund – The performance universe for this Fund consisted of the Fund and all multi-cap value funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s comparative total return to be in the second-lowest quintile of the performance universe for the one-year period, but on an annualized basis to be in the highest or second-highest quintile of such universe for each of the three-, five- and 10-year periods. In discussing performance for the one-year period, management pointed out that sectors enjoying strong performance during such period were generally not those having companies meeting the Fund’s rising dividends criteria. The Board found the Fund’s performance as set forth in the Lipper report to be satisfactory, noting management’s explanation and that the Fund’s actual total return for the one-year period exceeded 30%.

Franklin Small Cap Value Securities Fund – The performance universe for this Fund consisted of the Fund and all small-cap value funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return for the one-year period to be in the middle quintile of such performance universe, and on an annualized basis to be in the middle quintile of such universe for the previous three-year period, the second-lowest quintile of such universe for the previous five-year period, and the highest quintile of such universe for the previous 10-year period. The Board did not believe the Fund’s investment performance warranted any change in portfolio management, noting that the Fund’s total return for the one-year period exceeded 43% and was above the median of the Lipper universe.

Franklin Small-Mid Cap Growth Securities Fund – The performance universe for this Fund consisted of the Fund and all mid-cap growth funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total

Franklin Templeton Variable Insurance Products Trust

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

return for the one-year period to be in the middle quintile of such universe, and on an annualized basis to be in the middle quintile of such universe for the previous three-year period, and in the second-lowest quintile of such universe for each of the previous five- and 10-year periods. While intending to monitor future performance, the Board did not believe the Fund’s investment performance as set forth in the Lipper report warranted any immediate change in portfolio management, noting that the Fund’s total return for the one-year period exceeded 42% and was above the median of the Lipper universe.

Franklin Strategic Income Securities Fund – The performance universe for this Fund consisted of the Fund and all general bond funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income return to be in the highest quintile of such performance universe for the one-year period, and on an annualized basis to be in the highest and second-highest quintiles of such universe, respectively, during the previous three- and five-year periods, and in the second-lowest quintile of such universe during the previous 10-year period. The Lipper report showed the Fund’s total return to be in the second-highest quintile of such universe during the one-year period, and on an annualized basis to be in either the highest or second-highest quintile of such universe for each of the previous three-, five- and 10-year periods. The Board was satisfied with the Fund’s performance as shown in the Lipper report.

Franklin Templeton VIP Founding Funds Allocation Fund – The performance universe for this Fund consisted of the Fund and all mixed-asset target allocation growth funds underlying variable insurance products as selected by Lipper. The Fund has been in existence for only two full years and the Lipper report showed its total return to be in the highest quintile of such performance universe for the one-year period, and the second-lowest quintile of such universe for the annualized two-year period. The Fund’s total return reflected the composite performance of the three underlying funds in which it invests on a fixed percentage basis and such performance was discussed with management. In view of the Fund’s short period of operation, however, the Board did not believe such performance to be particularly meaningful.

Franklin U.S. Government Fund – The performance universe for this Fund consisted of the Fund and all general U.S. government funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income return for the one-year period to be in the second-highest quintile of such universe and on an annualized basis to be in the highest or second-highest quintile of such universe for each of the previous three-, five- and 10-year periods. The Lipper report showed the Fund’s total return to be in the second-lowest quintile of such universe for the one-year period, but on an annualized basis to be in the highest or second-highest quintile of such universe for each of the previous three-, five- and 10-year periods. The Board was satisfied with the Fund’s performance as shown in the Lipper report in view of the Fund’s investment income objective, conservative investment approach, and favorable comparative long-term total return.

Franklin Zero Coupon 2010 Fund – The performance universe for this Fund consisted of the Fund and all general bond funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income return for the one-year period to be in the middle quintile of such universe and on an annualized basis to also be in the middle quintile of such universe for each of the previous three- and five-year periods, and in the second-lowest quintile of such universe for the previous 10-year period. The Lipper report showed the Fund’s total return to be in the lowest quintile of the performance universe for the one-year period, and on an annualized basis to be in the second-highest quintile of such universe for each of the previous three- and 10-year periods, and in the second-lowest quintile of such universe for the previous five-year period. In discussing such performance, management pointed out that as the Fund approaches its December 2010 target date, it invested more in short duration higher quality securities, which underperformed lower quality investments during the improving financial markets that characterized the one-year period. The Board found the Fund’s performance as set forth in the Lipper report to be acceptable, noting management’s explanation.

Mutual Global Discovery Securities Fund – The performance universe for this Fund consisted of the Fund and all global value funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return to be in the lowest quintile of such universe for the one-year period, but on an annualized basis to be in the highest quintile of such universe for each of the previous three-, five- and 10-year periods. In discussing the Fund’s underperformance during the one-year period, management explained that it reflected the Fund’s high cash position, which protected the Fund during the market turmoil existing in 2008 but hurt performance during the market rebound that followed. Management further pointed

Franklin Templeton Variable Insurance Products Trust

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

out that such cash balance had been significantly reduced by the end of the period. The Board found the Fund’s performance as shown in the Lipper report to be acceptable in light of such explanation.

Mutual Shares Securities Fund – The performance universe for this Fund consisted of the Fund and all multi-cap value funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income return for the one-year period to be in the second-highest quintile of such universe, and on an annualized basis to be in the highest quintile for each of the previous three-, five- and 10-year periods. The Lipper report showed the Fund’s total return for the one-year period to be in the middle quintile of the performance universe, and on an annualized basis to be in the highest quintile of such universe for each of the previous three- and five-year periods, and in the second-highest quintile of such universe for the previous 10-year period. The Board was satisfied with the Fund’s performance as shown in the Lipper report.

Templeton Developing Markets Securities Fund – The performance universe for this Fund consisted of the Fund and all emerging markets funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s comparative total return for the one-year period to be in the middle quintile of such performance universe and on an annualized basis to be in the upper half of such universe during the previous three-year period, the lowest quintile of such universe during the previous five-year period, and the middle quintile of such universe for the previous 10-year period. In discussing such performance, management set forth steps being taken to improve performance while emphasizing the Fund’s conservative approach, which was reflected in the fact that its total return during the period covering the market turmoil that existed in 2008 was in the highest quintile of the Lipper performance universe. The Board also noted that the Fund’s total return as shown in the Lipper report for the one-year period exceeded 76% and was above the median of the Lipper universe. While intending to continuously monitor future performance, the Board believed the Fund’s performance as set forth in the Lipper report did not warrant any change in portfolio management or overall investment approach.

Templeton Foreign Securities Fund – The performance universe for this Fund consisted of the Fund and all international core funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s comparative total return for the one-year period to be in the second-highest quintile of such performance universe and on an annualized basis to be in the highest quintile of such universe in each of the previous three-, five- and 10-year periods. The Board was satisfied with the Fund’s investment performance as set forth in the Lipper report.

Templeton Global Bond Securities Fund – The performance universe for this Fund consisted of the Fund and all global income funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income return for the one-year period to be in the highest quintile of such performance universe, and on an annualized basis to be in the highest or second-highest quintile of such universe for each of the previous three-, five- and 10-year periods. The Lipper report showed the Fund’s total return for the one-year period to be in the second-highest quintile of its performance universe and on an annualized basis to be in the highest quintile of such universe during each of the previous three-, five- and 10-year periods. The Board was satisfied with the Fund’s performance as set forth in the Lipper report.

Templeton Growth Securities Fund – The performance universe for this Fund consisted of the Fund and all global value funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return for the one-year period to be in the second-highest quintile of such performance universe and on an annualized basis to be in the second-lowest quintile of such universe for each of the previous three- and five-year periods, and the second-highest quintile of such universe for the previous 10-year period. The Board had previously discussed with management the reasons for the Fund’s relative underperformance in recent past years and noted changes in the Fund’s portfolio managers that had taken place during the past three years. The Board believed management was taking positive steps to improve such performance, noting the Fund’s favorable performance as shown in the Lipper report for the one-year period and believed that no change in portfolio management was presently warranted.

COMPARATIVE EXPENSES.    Consideration was given to expense comparison information contained in the Lipper reports furnished for each Fund other than the newly formed Mutual International Securities Fund whose expenses were being subsidized by management and deemed appropriate by the Board. The Lipper report for each of the other Funds compared their

Franklin Templeton Variable Insurance Products Trust

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

management fee and total expense ratios with those of a group of other funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on each Fund’s contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes administrative charges at the fund level as being part of a management fee, and actual total expenses, for comparative consistency, are shown by Lipper for Fund Class 1 shares, or Class 2 shares for Funds having no Class 1 shares. The results of such comparisons showed that both the contractual investment management fee rates and actual total expense ratios of the following Funds were in the least expensive quintile of their respective Lipper expense group: Franklin Income Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Growth and Income Securities Fund, Franklin High Income Securities Fund, Franklin Strategic Income Securities Fund, Templeton Global Bond Securities Fund, Franklin Templeton VIP Founding Funds Allocation Fund and Franklin Zero Coupon Fund 2010. The Board was satisfied with the comparative contractual investment management fees and expenses of these Funds as shown in their Lipper reports. The contractual investment management fee rates and total expense ratios of each of Franklin U.S. Government Fund, Franklin Rising Dividends Securities Fund, Franklin Small-Mid Cap Growth Securities Fund and Templeton Foreign Securities Fund were below the medians of their Lipper expense groups. The Board was satisfied with the comparative contractual investment management fees and expenses of these Funds as shown in their Lipper reports. The contractual investment management fee rates for Franklin Flex Cap Growth Securities Fund, Franklin Global Real Estate Securities Fund and Franklin Large Cap Value Securities Fund were in the most expensive quintiles of their Lipper expense groups, but in each case their actual total expense ratios were in the least expensive quintiles of such groups. The Board was satisfied with the comparative expenses of these Funds as shown in their Lipper reports, noting that their expenses were subsidized through fee waivers. The contractual investment management fee rate of Mutual Shares Securities Fund was two basis points above the median of its Lipper expense group, while its total expense ratio was three basis points below the median of such group. The Board found the comparative expenses of this Fund as shown in its Lipper report to be acceptable. The contractual investment management fee rate as well as actual expense ratio for Franklin Large Cap Growth Securities Fund was in each case above, but within, six basis points of the medians of its Lipper expense group. The contractual investment fee rate of Templeton Growth Securities Fund was above, but within, nine basis points of the median of its Lipper expense group, while its actual total expense ratio was above, but within, four basis points of its Lipper expense group median. The Board found the comparative expenses of these Funds as shown in their Lipper reports to be acceptable. The contractual investment management fee rate and actual total expense ratio of Templeton Developing Markets Securities Fund were in the most expensive and second most expensive quintiles, respectively, of its Lipper expense group. The Board found such expenses acceptable, noting factors raised by management, such as the quality and experience of its portfolio managers and research staff and the depth of its physical presence and coverage in developing markets geographical areas, but believed it appropriate to add additional breakpoint reductions to the Fund’s investment management fee as discussed under “Economies of Scale.” The contractual investment management fee rate and total expense ratio of Mutual Global Discovery Securities Fund were in the most expensive and second most expensive quintiles, respectively, of its Lipper expense group. In discussing these comparative expenses, management stated its view that the expenses of this Fund were at an appropriate level in view of its superior investment performance, the quality and experience of its portfolio managers and the research-driven fundamental value strategy employed in its portfolio selections. The Board found the comparative expenses of this Fund to be acceptable noting the points raised by management.

MANAGEMENT PROFITABILITY.    The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to each of the individual funds during the 12-month period ended September 30, 2009, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager’s parent. In reviewing the analysis, specific attention was given to the methodology

Franklin Templeton Variable Insurance Products Trust

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

followed in allocating costs to each Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager’s own cost accounting, the allocation methodology was consistent with that followed in profitability report presentations for the Funds made in prior years and that the Funds’ independent registered public accounting firm had been engaged by the Manager to review the reasonableness of the allocation methodologies solely for use by the Funds’ Board in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s expenditures in improving shareholder services provided the Funds, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE.     The Board also considered whether economies of scale are realized by the Manager as the Funds grow larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. In the case of Franklin Templeton VIP Founding Funds Allocation Fund, the management fees of the underlying funds in which it invests have management fee breakpoints that extend beyond their existing asset size, and in the case of each of the other Funds, their management fees contain breakpoints that extend beyond their existing asset size. To the extent economies of scale may be realized by the Manager and its affiliates, the Board believed the schedule of investment management fees provide a sharing of benefits for each Fund and its shareholders. The Board did, however, negotiate with management to add additional breakpoints to the investment management fee schedule of Templeton Developing Markets Securities Fund, which provides a rate of 1.25% on the first $1 billion of Fund net assets; 1.20% on the next $4 billion of Fund net assets; 1.15% on the next $2.5 billion of Fund net assets; 1.125% on the next $2.5 billion of Fund net assets; 1.10% on the next $5 billion of Fund net assets; 1.05% on the next $5 billion of Fund net assets; and 1% on net assets in excess of $20 billion. Such additional breakpoints effective May 1, 2010, reduced such fee to 1.25% on the first $500 million of net assets; 1.20% at the $500 million to $3 billion net asset level; to 1.15% at the $3 billion to $4 billion net asset level; and to 1.10% at the $4 billion to $15 billion net asset level. This Fund is also charged a separate fee for administrative services that starts at 0.15% on the first $200 million of Fund net assets, and declines through breakpoints to a fixed rate of 0.075% after net assets reach the $1.2 billion level. At the end of 2009, this Fund’s net assets were approximately $856 million.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Franklin Templeton Variable Insurance Products Trust

Shareholder Information (continued)

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

One Franklin Parkway San Mateo, CA 94403-1906

Semiannual Report

FRANKLIN TEMPLETON

VARIABLE INSURANCE PRODUCTS TRUST

Investment Managers

Franklin Advisers, Inc.

Franklin Advisory Services, LLC

Franklin Mutual Advisers, LLC

Franklin Templeton Institutional, LLC

Templeton Asset Management, Ltd.

Templeton Global Advisors Limited

Templeton Investment Counsel, LLC

Fund Administrator

Franklin Templeton Services, LLC

Distributor

Franklin Templeton Distributors, Inc.

Franklin Templeton Variable Insurance Products Trust (FTVIP) shares are generally sold only to insurance company separate accounts (Separate Account) to serve as the investment vehicles for both variable annuity and variable life insurance contracts.

Authorized for distribution to investors in Separate Accounts only when accompanied or preceded by the current prospectus for the applicable contract, which includes the Separate Account and the FTVIP prospectuses. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

FTVIP S2010 08/10

Item 2.	Code of Ethics.

(a)	The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)	N/A

(d)	N/A

(f)	Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.	Audit Committee Financial Expert.

(a)	(1)	The Registrant has an audit committee financial expert serving on its audit committee.
	(2)	The audit committee financial expert is John B. Wilson and he is “Independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.	Principal Accountant Fees and Services. N/A

Item 5.	Audit Committee of Listed Registrants. N/A

Item 6.	Schedule of Investments. N/A

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. N/A

Item 10.	Submission of Matters to a vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.	Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12.	Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

By	/S/ LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer –
Finance and Administration

Date August 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer –
Finance and Administration

Date August 26, 2010

By	/S/ GASTON GARDEY
Gaston Gardey
Chief Financial Officer and
Chief Accounting Officer

Date August 26, 2010